UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

(b)	Not applicable.

WisdomTree Trust

Annual Report

March 31, 2023

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

WisdomTree U.S. ESG Fund (RESP)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Growth Fund (QGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Value Fund (WTV)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

U.S. equity markets, as measured by the S&P 500 Index, returned -7.73% in U.S. dollar terms for the 12-month fiscal year ending March 31, 2023 (the “period”).

U.S. equities were down significantly for much of the year, and lost as much as 20% at certain points, as markets contended with the ramifications of record fiscal and monetary stimulus introduced to support the post-pandemic recovery and its implications for the path of monetary policy. Most of the period was characterized by record inflation, which had not been observed in several decades, and a robust labor market. Inflation grew 6% year-over-year at the end of 2022, and reached a high of 9.1% year-over-year during June 2022. Meanwhile, the U-3 Unemployment Rate seldom budged from the 3.4-3.7% range, similar to pre-pandemic levels and the lowest since the early 1970s.

With each monthly release of inflation and nonfarm payroll data, markets analyzed the reports for their impact on the future direction of monetary policy. The Federal Reserve (the “Fed”) was forced to act quickly and decisively to combat rising inflation, raising the Federal Funds Rate a cumulative 4.50% during the period, which included a sequence of four consecutive hikes of 75 basis points during the summer and fall months.

Higher interest rate, and the threat of recession from the Fed’s aggressive rate hike policy campaign, weighed negatively on equities and overall investor sentiment for the period.

During the first quarter of the period, U.S. markets plummeted under the initial onslaught of the Fed’s effort to combat inflation via rate hikes. The Fed hiked rates 1.25% between two meetings, sending the S&P 500 Index near bear market territory, falling 16.10%. Small cap equities (proxied by the Russell 2000 Index), favored by risk-on investors, suffered even more, losing 17.2%. Real gross domestic product (GDP) slightly fell -0.6% quarter-over-quarter during the quarter, putting the U.S. economy in a technical recession after two straight quarters of declines.

The second quarter of the period was more tempered than the previous, though U.S. markets remained negative. For much of June to September 2022, U.S. equities recovered from their recent lows and rebounded almost 20% from June’s close by mid-August. Unfortunately, that optimism was short-lived, as stubbornly high inflation persisted despite the Fed’s rate hike efforts. Year-over-year inflation fell off its 9.1% peak from June 2022, but remained over 8% during the summer months, which disappointed markets after the Fed realized that even more interest rate hikes were necessary. During these three months, the Fed raised rates 1.50% further, concluding the quarter at 3.25% with no sign that the Fed’s interest rate increases would cease. The S&P 500 Index lost 4.88% while the Russell 2000 Index lost 2.19%. After two quarters of declines, real GDP rose 3.2% quarter-over-quarter.

The third quarter of the period offered a modest respite from the volatility that characterized most of the period to that point. Although year-over-year inflation remained high by historical standards, the U.S. began to observe disinflationary pressures, with Headline CPI readings falling from 7.7% to 6.5% by quarter-end. This provided markets some optimism that the Fed’s aggressive policy tightening campaign was working and the end was in sight. More importantly, markets appeared to be encouraged that the Fed might be able to direct a “soft landing” economic scenario, where their interest rate hikes successfully reduce inflation without causing a severe recession. The S&P 500 Index returned a positive 7.56% during the quarter, while the Russell 2000 Index returned 6.23%. The Fed raised rates another 1.25% during the quarter, concluding 2022 at 4.5% on the Federal Funds Rate. Real GDP grew by 2.6% during the third quarter of the period.

Many investors entered 2023 optimistically believing that the end of interest rate hikes and high inflation was in sight, and that a soft landing scenario was still possible. Disinflationary pressures remained in Headline CPI through the first quarter of 2023, and the Fed slowed their rate hike campaign, opting for two consecutive 25 basis point increases to bring the Federal Funds Rate to 5%. The first quarter of 2023 was volatile, however, resulting from the banking crisis triggered by the failures of Silicon Valley Bank and Signature Bank due to depositor runs and mismanaged interest rate risks in their

WisdomTree Trust	1

Market Environment Overview

(unaudited) (concluded)

asset portfolios. Optimism plummeted for much of March 2023, with markets giving up the gains they had earned to that point, as fears of contagion and recession from the banking system triggered flashbacks to the Global Financial Crisis of 2007-2009. The Fed acted decisively once again, creating lending facilities to bolster weaker, vulnerable banks, while other institutions helped facilitate the sale of failing banks, which helped to ease investor anxieties and restore confidence that contagion would likely be avoided. Markets finished the quarter stronger, with the S&P 500 Index and Russell 2000 Index increasing 7.50% and 2.74%, respectively. U.S. Real GDP grew 1.1% during the quarter.

Entering the new fiscal year, many of these risk factors remain paramount, and U.S. financial market performance will be heavily dependent on the health of the banking sector and the path of monetary policy in the U.S. as updated economic data is received.

Each WisdomTree Fund’s performance as set forth in “Management’s Discussion of Funds’ Performance” in the pages that follow should also be viewed in light of the foregoing market environment.

2	WisdomTree Trust

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.9%
Financials	17.9%
Health Care	12.8%
Consumer Staples	9.6%
Information Technology	8.7%
Materials	7.8%
Communication Services	6.7%
Energy	6.2%
Utilities	3.4%
Consumer Discretionary	3.3%
Real Estate	1.5%
Investment Company	0.7%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Comcast Corp., Class A	3.6%
Keurig Dr. Pepper, Inc.	3.2%
Medtronic PLC	3.2%
Williams Cos., Inc.	3.1%
Abbott Laboratories	3.1%
LKQ Corp.	3.0%
Intercontinental Exchange, Inc.	3.0%
Nasdaq, Inc.	3.0%
Roper Technologies, Inc.	2.9%
Amcor PLC	2.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation by investing primarily in equity securities selected from a universe of U.S. equities that exhibit value characteristics based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by the Fund’s sub-adviser, Voya Investment Management Co., LLC.

The Fund returned -5.25% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). As an AI-driven actively managed fund, the portfolio positioning underwent changes throughout the year. In the first quarter of the fiscal year, the portfolio benefited from strong security selection within Financials and Information Technology, but its underweight allocation to Energy resulted in missed opportunities to participate in the energy rally, which was a major detractor to the Fund’s performance. Moving into the second quarter of the fiscal year, security selection was the main driver of relative underperformance, with stock selection within Communication Services, Information Technology, and Materials being the leading detractors, while allocation effects were minimal. However, in the third quarter of the fiscal year, positive security selection and allocation effects within Communication Services, Utilities, and Information Technology led to outperformance. As the year progressed, allocation and selection effects within Communication Services and Information Technology drove underperformance, while selection within Consumer Discretionary further dampened returns in the fourth quarter of the fiscal year. This resulted in poor performance for the fourth quarter and overall underperformance for the year. The Fund’s failure to participate in the first quarter energy rally, as well as the fourth quarter technology and less-value oriented equity rallies, contributed to the Fund’s overall underperformance for the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,135.90	0.38%	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	-5.25%	15.59%	4.95%	7.38%
Fund Market Price Returns[1]	-5.40%	15.62%	4.92%	7.37%
Russell 1000® Value Index	-5.91%	17.93%	7.50%	9.13%
[1]

The Fund’s investment objective changed effective January 18, 2022. Prior to January 18, 2022, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. ESG Fund (RESP)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	25.7%
Health Care	14.9%
Financials	14.6%
Consumer Discretionary	10.8%
Industrials	9.5%
Communication Services	8.7%
Consumer Staples	7.5%
Utilities	2.9%
Real Estate	2.7%
Materials	2.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	7.5%
Microsoft Corp.	6.2%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	1.6%
MasterCard, Inc., Class A	1.3%
JPMorgan Chase & Co.	1.0%
UnitedHealth Group, Inc.	1.0%
Oracle Corp.	1.0%
Johnson & Johnson	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. ESG Fund (the “Fund”) seeks capital appreciation. The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance(“ESG”) characteristics.

The Fund returned -9.07% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its exposures to Consumer Staples, Financials, and Materials primarily due to stock selection effects. The Fund’s position in Information Technology had a negative impact on performance, also due to stock selection effects. Fund performance also suffered due to the Fund’s lack of exposure to the Energy sector, which saw major gains as the Russian invasion of Ukraine caused energy costs to increase.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,134.60	0.28%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	-9.07%	17.78%	8.68%	10.70%
Fund Market Price Returns[1]	-9.32%	17.83%	8.64%	10.68%
MSCI USA Extended ESG Focus Index[2]	-8.94%	18.08%	11.26%	N/A
S&P 500® Index	-7.73%	18.60%	11.19%	12.24%
[1]

The Fund’s name, investment objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was known as the WisdomTree U.S. Total Market Fund (EXT) and tracked the performance, before fees and expenses, of the WisdomTree U.S. Total Market Index.

[2]	The MSCI USA Extended ESG Focus Index began on March 27, 2018, and the line graph for the Index begins at the same value as the Fund on that date.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

Sector Breakdown†

Sector	% of Net Assets
Health Care	21.9%
Industrials	19.3%
Financials	15.2%
Information Technology	11.7%
Consumer Discretionary	10.4%
Consumer Staples	7.7%
Materials	5.9%
Communication Services	5.0%
Energy	2.8%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
White Mountains Insurance Group Ltd.	2.2%
Grand Canyon Education, Inc.	2.2%
BioMarin Pharmaceutical, Inc.	2.0%
Lamb Weston Holdings, Inc.	2.0%
Post Holdings, Inc.	2.0%
Flex Ltd.	2.0%
Incyte Corp.	2.0%
Iridium Communications, Inc.	2.0%
Skechers U.S.A., Inc., Class A	1.9%
Performance Food Group Co.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Growth & Momentum Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the O’Neil Growth Index (the “Index”), which is comprised of mid- and large-capitalization companies that provide exposure to high growth and momentum U.S. listed stocks. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -8.89% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its exposures to the Consumer Discretionary, Industrials, and Communication Services sectors, due to both allocation and stock selection factors. Positions in Health Care and Information Technology negatively impacted returns, also due to both allocation and stock selection factors. The Fund’s allocation to companies that are not currently profitable put downward pressure on returns, and the rising interest rate environment that dominated 2022 dampened the performance of many growth stocks, which are particularly interest rate-sensitive.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,129.00	0.55%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	0.55%	$2.77

Performance

	Average Annual Total Return

	1 Year	Since Inception[1]
Fund NAV Returns	-8.89%	-11.36%
Fund Market Price Returns	-9.04%	-11.31%
O’Neil Growth Index	-8.33%	-10.83%
Russell 1000® Growth Index	-10.90%	-4.00%
MSCI USA Momentum Index	-14.60%	-8.78%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 24, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

Sector Breakdown†

Sector	% of Net Assets
Energy	19.1%
Financials	18.2%
Utilities	13.4%
Health Care	12.1%
Consumer Staples	11.6%
Information Technology	6.7%
Real Estate	5.1%
Communication Services	4.5%
Consumer Discretionary	4.2%
Materials	2.6%
Industrials	2.2%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	5.5%
AbbVie, Inc.	5.2%
Chevron Corp.	4.9%
Philip Morris International, Inc.	4.4%
Pfizer, Inc.	4.3%
Cisco Systems, Inc.	3.9%
Altria Group, Inc.	3.8%
AT&T, Inc.	3.2%
International Business Machines Corp.	2.1%
Gilead Sciences, Inc.	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -2.49% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Energy, Health Care, and Consumer Staples sectors mainly due to allocation effects. Defensive sectors (such as Health Care and Consumer Staples, for example) outperformed last year, while Energy benefited from a broader commodity rally in a highly inflationary environment. Positions in Financials and Industrials weighed negatively on performance, primarily due to stock selection effects in the former and allocation effects in the latter. Cyclical economic sectors (such as Consumer Discretionary and Real Estate, for example) struggled during the fiscal year due to fears of an imminent recession from the Federal Reserve’s aggressive monetary policy tightening. The Fund’s emphasis on high dividend-paying companies was beneficial during the year’s rising interest rate environment, where income-generating equities were rewarded at the expense of non-dividend-payers.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,108.30	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-2.49%	17.81%	7.85%	8.63%
Fund Market Price Returns	-2.70%	17.82%	7.84%	8.61%
WisdomTree U.S. High Dividend Index	-2.09%	18.34%	8.27%	9.04%
Russell 1000® Value Index	-5.91%	17.93%	7.50%	9.13%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	16.8%
Health Care	16.2%
Financials	13.8%
Consumer Staples	13.0%
Energy	10.6%
Industrials	9.6%
Utilities	5.7%
Consumer Discretionary	5.2%
Real Estate	4.7%
Communication Services	2.5%
Materials	1.7%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	4.0%
Microsoft Corp.	3.8%
Exxon Mobil Corp.	3.8%
AbbVie, Inc.	2.5%
Chevron Corp.	2.5%
JPMorgan Chase & Co.	1.9%
Coca-Cola Co.	1.8%
Pfizer, Inc.	1.8%
Merck & Co., Inc.	1.8%
Philip Morris International, Inc.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -3.22% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Energy, Financials and Consumer Staples sectors, all primarily due to allocation effects. Energy in particular was additive due to the year’s broader rally in commodities in an inflationary environment. Financials benefited from rising interest rate environments, while Consumer Staples benefited in a volatile economic environment where defensive sectors (such as Health Care and Consumer Staples, for example) outperformed. Materials and Industrials were the largest detractors from performance due to stock selection effects, however, the overall impact to performance from these two sectors was modest. Cyclical economic sectors (such as Industrials and Materials, for example) underperformed during the period due to recessionary fears. The Fund’s emphasis on dividend-paying companies was additive during the year’s rising interest rate environment, where income-generating equities were rewarded at the expense of non-dividend-payers.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,136.00	0.28%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.22%	18.13%	9.78%	10.57%
Fund Market Price Returns	-3.43%	18.13%	9.74%	10.55%
WisdomTree U.S. LargeCap Dividend Index	-3.00%	18.50%	10.11%	10.89%
S&P 500® Index	-7.73%	18.60%	11.19%	12.24%
Russell 1000® Value Index	-5.91%	17.93%	7.50%	9.13%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	20.9%
Financials	14.9%
Health Care	13.7%
Communication Services	13.6%
Energy	9.0%
Consumer Discretionary	7.2%
Industrials	7.2%
Consumer Staples	6.4%
Materials	2.7%
Utilities	2.5%
Real Estate	1.8%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.5%
Alphabet, Inc., Class A	4.8%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	3.9%
Exxon Mobil Corp.	2.7%
JPMorgan Chase & Co.	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
Chevron Corp.	1.5%
Pfizer, Inc.	1.5%
AbbVie, Inc.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -7.42% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Health Care, Consumer Discretionary, and Consumer Staples sectors, all primarily due to stock selection. In an environment where defensive sectors such as Health Care and Consumer Staples outperformed, these were particularly additive for the Fund. The Information Technology sector was the greatest detractor from the Fund’s performance during the year, equally due to allocation and stock selection. Technology stocks in particular struggled during the year under the weight of rising interest rates, as higher interest rates tend to discount the value of technology shares more severely than other sectors.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,152.60	0.08%	$0.43
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	0.08%	$0.40

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-7.42%	18.08%	9.73%	11.30%
Fund Market Price Returns	-7.65%	18.12%	9.68%	11.29%
WisdomTree U.S. LargeCap Index	-7.37%	18.19%	9.87%	11.53%
S&P 500® Index	-7.73%	18.60%	11.19%	12.24%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.5%
Industrials	16.4%
Consumer Discretionary	11.6%
Real Estate	9.7%
Utilities	9.6%
Materials	9.1%
Energy	7.4%
Information Technology	4.8%
Communication Services	3.0%
Health Care	3.0%
Consumer Staples	2.7%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Paramount Global, Class B	1.1%
Packaging Corp. of America	1.1%
Chesapeake Energy Corp.	1.1%
International Paper Co.	1.0%
Evergy, Inc.	0.9%
Franklin Resources, Inc.	0.9%
Watsco, Inc.	0.8%
Snap-on, Inc.	0.8%
Interpublic Group of Cos., Inc.	0.8%
Viatris, Inc.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -4.65% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Real Estate, Communication Services, and Consumer Staples sectors, almost entirely due to strong stock selection within each. Communication Services and Real Estate exhibited weakness during the year, but the Fund’s allocation to dividend-paying companies within each was beneficial. No sectors weighed negatively on performance versus broader U.S. mid-caps over the period, as even Consumer Discretionary and Materials had modestly positive and neutral impacts, respectively. Overall, the Fund’s emphasis on dividend-paying companies was additive during the year’s rising interest rate environment, where income-generating equities were rewarded at the expense of non-dividend-payers.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,105.20	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-4.65%	22.41%	6.52%	9.37%
Fund Market Price Returns	-4.86%	22.47%	6.49%	9.35%
WisdomTree U.S. MidCap Dividend Index	-4.26%	22.97%	6.90%	9.75%
S&P MidCap 400® Index	-5.12%	22.10%	7.67%	9.80%
Russell Midcap Value Index	-9.22%	20.69%	6.54%	8.80%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	19.5%
Consumer Discretionary	18.6%
Financials	16.8%
Information Technology	9.5%
Materials	9.1%
Energy	7.5%
Health Care	6.4%
Real Estate	4.6%
Consumer Staples	2.8%
Utilities	2.5%
Communication Services	2.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Builders FirstSource, Inc.	1.4%
Cleveland-Cliffs, Inc.	1.0%
Avis Budget Group, Inc.	1.0%
Ally Financial, Inc.	0.9%
Arrow Electronics, Inc.	0.7%
Dick’s Sporting Goods, Inc.	0.7%
AutoNation, Inc.	0.7%
Penske Automotive Group, Inc.	0.7%
United States Steel Corp.	0.6%
PBF Energy, Inc., Class A	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -7.50% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Industrials, Information Technology, and Consumer Discretionary sectors over the fiscal year, almost entirely due to stock selection within each. Positions within Energy, Materials and Health Care negatively weighed the most on performance, also all due to stock selection impacts. The Fund’s emphasis on companies with positive earnings resulted in overweights to the top two quintiles of companies when ranked by profits, which was beneficial during the period. Despite this, underweight positions to the lower quintiles (those companies generating less earnings) weighed negatively on Fund performance mainly due to poor stock selection.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,141.10	0.38%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-7.50%	25.31%	6.84%	9.33%
Fund Market Price Returns	-7.62%	25.43%	6.82%	9.31%
WisdomTree U.S. MidCap Index	-7.16%	25.77%	7.21%	9.67%
S&P MidCap 400® Index	-5.12%	22.10%	7.67%	9.80%
Russell Midcap Value Index	-9.22%	20.69%	6.54%	8.80%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	20.8%
Financials	17.2%
Health Care	14.3%
Consumer Discretionary	10.7%
Industrials	9.4%
Communication Services	8.0%
Consumer Staples	6.8%
Energy	4.5%
Utilities	2.8%
Real Estate	2.7%
Materials	2.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
International Business Machines Corp.	1.5%
Dolby Laboratories, Inc., Class A	1.3%
Visa, Inc., Class A	1.2%
Oracle Corp.	1.2%
Black Knight, Inc.	1.2%
Jack Henry & Associates, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Fiserv, Inc.	1.1%
Akamai Technologies, Inc.	1.1%
MasterCard, Inc., Class A	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -6.68% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in Consumer Discretionary, Communication Services, and Materials, entirely due to stock selection. Similarly, its positions in Real Estate, Information Technology, and Energy were the largest detractors from performance due to poor stock selection. Real Estate and Information Technology were two sectors that struggled during the year in a rising interest rate environment, as higher costs of borrowing hurt real estate values, discouraged new property development and forced cash flows to be discounted at higher rates, resulting in low values. Fund holdings within these two sectors were disproportionately harmed during the high interest rate and high inflation market environment during the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,107.20	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-6.68%	16.84%	7.75%	9.14%
Fund Market Price Returns	-6.82%	16.88%	7.71%	9.11%
WisdomTree U.S. Multifactor Index	-6.48%	17.11%	7.96%	9.31%
S&P 500® Index	-7.73%	18.60%	11.19%	11.61%
S&P 500® Equal Weight Index	-6.31%	22.06%	9.96%	10.28%
Russell 3000® Index	-8.58%	18.48%	10.45%	10.95%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 29, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	27.3%
Consumer Staples	17.8%
Industrials	14.9%
Health Care	13.1%
Financials	12.1%
Consumer Discretionary	9.7%
Materials	2.2%
Real Estate	1.3%
Utilities	0.5%
Energy	0.5%
Communication Services	0.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	8.0%
Apple, Inc.	5.6%
Johnson & Johnson	3.5%
Procter & Gamble Co.	2.9%
Broadcom, Inc.	2.7%
Coca-Cola Co.	2.5%
Merck & Co., Inc.	2.4%
Home Depot, Inc.	2.4%
Philip Morris International, Inc.	2.3%
Cisco Systems, Inc.	2.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 0.29% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Health Care, Consumer Discretionary, and Consumer Staples sectors due to a combination of strong stock selection and allocation effects within each. Energy and Financials were the biggest detractors from performance, attributable to both allocation and poor stock selection effects. Energy was a strong performing sector for much of the fiscal period due to a broad commodity rally around the world in a high inflation environment and the Fund’s underweight position to energy detracted from performance. However, this was partially offset by a sizable overweight to Consumer Staples, which outperformed along with other defensive sectors (such as Consumer Staples and Health Care, for example) during the fiscal year. The Fund’s emphasis on selecting high quality companies that grow their dividend payments was a beneficial strategy as well, as it benefited from positive stock selection and allocation effects among companies with the highest return-on-equity.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,170.10	0.28%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.29%	19.54%	11.53%	12.11%
Fund Market Price Returns	0.09%	19.53%	11.49%	12.10%
WisdomTree U.S. Quality Dividend Growth Index	0.56%	19.91%	11.85%	12.44%
NASDAQ U.S. Dividend AchieversTM Select Index	-3.25%	16.42%	10.92%	10.79%
S&P 500® Index	-7.73%	18.60%	11.19%	11.78%
Russell 3000® Index	-8.58%	18.48%	10.45%	11.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. Quality Growth Fund (QGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	44.1%
Consumer Discretionary	18.0%
Communication Services	13.4%
Financials	11.2%
Health Care	8.9%
Industrials	2.3%
Materials	1.4%
Consumer Staples	0.5%
Energy	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	12.9%
Microsoft Corp.	11.0%
Alphabet, Inc., Class A	6.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc., Class A	4.5%
Tesla, Inc.	4.3%
Visa, Inc., Class A	3.8%
UnitedHealth Group, Inc.	3.5%
MasterCard, Inc., Class A	2.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Growth Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. large-capitalization and mid-capitalization companies with the highest composite scores based on two fundamental factors: growth and quality, which are equally weighted. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 13.06% since its inception on December 15, 2022 to March 31, 2023. The Fund benefited from positions in the Information Technology and Financial sectors, due to allocation and stock selection effects, respectively. The Fund’s performance was negatively impacted by its allocation to the Energy sector, primarily due to stock selection. The Fund’s emphasis on companies with good quality and growth characteristics was beneficial during the period, as companies trading at high price-to-earnings ratios outperformed those with lower valuations, and the Fund had greater exposure to the former than the latter.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the period1 ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,130.60	0.28%	$0.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
[1]

Fund commenced operations on December 15, 2022. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 107/365 (to reflect the period since commencement of operations).

14	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.5%
Industrials	17.6%
Consumer Discretionary	14.9%
Real Estate	9.5%
Materials	8.5%
Consumer Staples	6.4%
Energy	6.2%
Information Technology	4.3%
Utilities	4.2%
Communication Services	3.1%
Health Care	2.6%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Cogent Communications Holdings, Inc.	0.9%
EPR Properties	0.9%
Scotts Miracle-Gro Co.	0.8%
Cal-Maine Foods, Inc.	0.8%
Radian Group, Inc.	0.8%
Arch Resources, Inc.	0.7%
MDC Holdings, Inc.	0.7%
Greif, Inc., Class A	0.7%
Jackson Financial, Inc., Class A	0.6%
CONSOL Energy, Inc.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -7.59% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in Health Care, Utilities, and Industrials, mainly due to a mixture of allocation and stock selection impacts. Real Estate and Energy were the only two sectors that detracted from performance during the period, due to a mix of both poor stock selection and allocation effects. The Fund’s focus on dividend-paying companies benefited the Fund during the period. The Fund’s overweight positions in the top four quintiles of companies ranked by dividend yield and by having no exposure to non-payers positively impacted the Fund’s performance during the period. Only the fifth quintile, those with the lowest dividend yield, weighed negatively on performance due to stock selection effects. Overall, the Fund’s emphasis on dividend-paying companies was especially additive during the fiscal year’s rising interest rate environment.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,125.80	0.38%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-7.59%	19.77%	3.75%	7.20%
Fund Market Price Returns	-7.78%	19.94%	3.74%	7.18%
WisdomTree U.S. SmallCap Dividend Index	-7.23%	20.28%	4.15%	7.45%
Russell 2000® Index	-11.61%	17.51%	4.71%	8.04%
Russell 2000® Value Index	-12.96%	21.01%	4.55%	7.22%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.0%
Consumer Discretionary	21.5%
Industrials	16.9%
Information Technology	8.0%
Health Care	7.8%
Materials	5.4%
Energy	4.9%
Real Estate	4.0%
Communication Services	3.8%
Consumer Staples	3.4%
Utilities	1.0%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
MDC Holdings, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
Matson, Inc.	0.7%
Genworth Financial, Inc., Class A	0.7%
Century Communities, Inc.	0.6%
Sotera Health Co.	0.6%
LCI Industries	0.6%
O-I Glass, Inc.	0.6%
Levi Strauss & Co., Class A	0.6%
Warrior Met Coal, Inc.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -8.51% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its underweight position in the Health Care sector due to allocation effects. Performance was also positively impacted from an overweight position in the Consumer Discretionary sector. It also benefited from positive stock selection in the Industrials sector. Energy was the biggest laggard for the Fund during the period, due to a combination of allocation effects resulting from underweight positions in an outperforming sector and then poor stock selection within the sector. The Fund’s emphasis on allocating more to companies with stronger earnings was generally beneficial during the period. The only exception was the second quintile, which had strong earnings and of which the Fund was overweight, however, due to poor stock selection, investments in second quintile companies detracted from the Fund’s performance.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,112.70	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-8.51%	26.33%	5.51%	8.84%
Fund Market Price Returns	-8.77%	26.44%	5.46%	8.82%
WisdomTree U.S. SmallCap Index	-8.27%	26.80%	5.82%	9.07%
Russell 2000® Index	-11.61%	17.51%	4.71%	8.04%
Russell 2000® Value Index	-12.96%	21.01%	4.55%	7.22%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.5%
Consumer Discretionary	21.9%
Industrials	20.1%
Materials	10.4%
Consumer Staples	6.2%
Energy	4.7%
Information Technology	3.5%
Health Care	3.4%
Real Estate	3.0%
Communication Services	2.1%
Utilities	2.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Scotts Miracle-Gro Co.	2.2%
Cracker Barrel Old Country Store, Inc.	1.6%
Moelis & Co., Class A	1.6%
Arch Resources, Inc.	1.6%
Kontoor Brands, Inc.	1.4%
CONSOL Energy, Inc.	1.4%
Artisan Partners Asset Management, Inc., Class A	1.4%
LCI Industries	1.4%
Carter’s, Inc.	1.4%
Cohen & Steers, Inc.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -4.14% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Consumer Discretionary, Materials, and Health Care sectors, due to almost an equal mixture of allocation and stock selection impacts. Only the Energy sector had a notably poor performance effect for the Fund. The Fund’s underweight position in the Energy sector during a period when Energy was a stronger performer resulted in negative allocation effects, further compounded by poor stock selection. The Fund’s emphasis on selecting high-quality dividend-growing companies within the small cap space was additive during the period, with overweight positions to the first two quintiles of companies ranked by return-on-equity (ROE) being especially additive. Only the fifth quintile, representing those companies with the lowest ROE, weighed negatively on performance due to a rally by certain lower-quality stocks late in the fiscal year, resulting in poor stock selection.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,174.20	0.38%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-4.14%	21.65%	6.63%	7.88%
Fund Market Price Returns	-4.29%	21.80%	6.61%	7.85%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	-3.91%	22.14%	6.98%	8.18%
Russell 2000® Index	-11.61%	17.51%	4.71%	7.12%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

Sector Breakdown†

Sector	% of Net Assets
Financials	15.5%
Information Technology	15.1%
Health Care	14.4%
Consumer Staples	11.8%
Industrials	10.5%
Energy	10.2%
Consumer Discretionary	6.1%
Utilities	6.0%
Real Estate	5.0%
Communication Services	2.6%
Materials	2.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	3.5%
Microsoft Corp.	3.3%
Exxon Mobil Corp.	3.3%
AbbVie, Inc.	2.2%
Chevron Corp.	2.2%
JPMorgan Chase & Co.	1.6%
Coca-Cola Co.	1.6%
Pfizer, Inc.	1.5%
Merck & Co., Inc.	1.5%
Philip Morris International, Inc.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. equities from a broad range of dividend-paying companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -3.44% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Consumer Discretionary, Materials and Health Care sectors due to a mixture of positive stock selection and allocation effects within each sector. Only the Energy sector had a notable negative impact on performance, which was also due to both stock selection and allocation impacts. Overall, the Fund’s emphasis on dividend-paying companies in the U.S. was beneficial during the year’s rising interest rate environment. Investors rewarded companies paying dividends to shareholders at the expense of low- and non-payers, and income-generating investments helped defend portfolios against larger selloffs amid the market turmoil. Overweighting the dividend-paying universe was universally valuable for the Fund. The Fund’s lack of exposure to non-payers detracted from performance slightly, mainly due to a rally among this group toward the end of the period.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,131.40	0.28%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.44%	18.64%	9.20%	10.29%
Fund Market Price Returns	-3.58%	18.68%	9.18%	10.29%
WisdomTree U.S. Dividend Index	-3.08%	19.00%	9.54%	10.61%
Russell 3000® Index	-8.58%	18.48%	10.45%	11.73%
Russell 3000® Value Index	-6.35%	18.12%	7.30%	8.99%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree U.S. Value Fund (WTV)

Sector Breakdown†

Sector	% of Net Assets
Financials	19.2%
Consumer Discretionary	16.1%
Industrials	11.7%
Information Technology	11.8%
Materials	11.3%
Energy	9.6%
Communication Services	7.2%
Health Care	6.9%
Real Estate	2.8%
Consumer Staples	1.7%
Utilities	1.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Meta Platforms, Inc., Class A	1.7%
Builders FirstSource, Inc.	1.3%
Zillow Group, Inc., Class C	1.2%
Marathon Petroleum Corp.	1.2%
Voya Financial, Inc.	1.1%
FleetCor Technologies, Inc.	1.1%
Arrow Electronics, Inc.	1.1%
Avis Budget Group, Inc.	1.1%
HCA Healthcare, Inc.	1.1%
Dow, Inc.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Value Fund (the “Fund”) is actively managed using a model-based approach seeking income and capital appreciation by investing primarily in U.S. equity securities that provide a high total shareholder yield with favorable relative quality characteristics.

The Fund returned -2.54% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its exposures to the Consumer Discretionary and Health Care sectors, primarily due to stock selection effects. The Fund’s performance was negatively impacted by its allocation to the Financials sector due to stock selection effects. The Fund’s overweight to securities with high dividend yield and share buyback yield values allowed the Fund to avoid the significant negative performance of companies with zero or negative yields, which were down over 20% during the period.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,160.30	0.12%	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	-2.54%	24.02%	9.72%	10.91%
Fund Market Price Returns[1]	-2.73%	24.02%	9.70%	10.91%
Russell 1000® Value Index	-5.91%	17.93%	7.50%	9.13%
[1]

The Fund’s investment objective changed effective December 18, 2017. Prior to December 18, 2017, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	19

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Allocation Effect measures an investment manager’s ability to effectively allocate a portfolio’s assets to various segments. A segment refers to assets or securities that are grouped within a certain classification such as sectors, industries, or countries. The allocation effect determines whether the overweighting or underweighting of segments relative to a benchmark contributes positively or negatively to the overall portfolio return. Positive allocation occurs when the portfolio is overweighted in a segment that outperforms the benchmark and underweighted in a segment that underperforms the benchmark. Negative allocation occurs when the portfolio is overweighted in a segment that underperforms the benchmark and underweighted in a segment that outperforms the benchmark.

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

Factors generally are attributes that are based on fundamentals or share price behavior.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Gross Domestic Product (GDP) is the total monetary or market value of all the finished goods and services produced within a country’s borders in a specific time period. As a broad measure of overall domestic production, it functions as a comprehensive scorecard of a country’s economic health.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI USA Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI USA Index, its parent index.

The MSCI USA Momentum Index is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The O’Neil Growth Index is comprised of mid- and large-cap companies that provide exposure to high growth and momentum U.S. exchange-listed companies.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

Risk-on and Risk-off refers to investors’ appetites for risk which rise and fall over time. During periods when risk is perceived as low, the risk-on risk-off theory states that investors tend to engage in higher-risk investments (i.e., “Risk-on”). When risk is perceived to be high, investors have the tendency to gravitate toward lower-risk investments (i.e., “Risk-off”).

20	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forcasted growth values. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment.

The Russell 1000® Index represents the top 1,000 companies by market capitalization in the United States.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 2000® Value Index is a capitalization-weighted index that is comprised of the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 3000® Value Index is a capitalization-weighted index that measures the performance of the value segment of the broad U.S. equity market, selecting from the Russell 3000 Index.

The Russell MidCap® Index is a market capitalization-weighted index that is comprised of the smallest 800 stocks of the Russell 1000 Index.

The Russell MidCap® Value Index is a capitalization-weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell MidCap Index.

The S&P 500® Equal Weight Index is the equal-weight version of the widely used S&P 500® Index. The index includes the same constituents as the capitalization-weighted S&P 500 Index, but each company is allocated a fixed weight — or 0.2% of the index total at each quarterly rebalance.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

Selection Effect measures an investment manager’s ability to select securities within a given segment relative to a benchmark. The over or underperformance of the portfolio is weighted by the benchmark weight, therefore, selection is not affected by the investment manager’s allocation to the segment. The weight of the segment in the portfolio determines the size of the effect — the larger the segment, the larger the effect is, positive or negative. A positive selection effect occurs when the portfolio return is greater than the benchmark return. Thus, the investment manager made good decisions in selecting securities that, as a whole, outperformed similar securities in the benchmark. A negative selection effect occurs when the portfolio return is less than the benchmark return. Thus, the investment manager made poor decisions in selecting securities that, as a whole, underperformed similar securities in the benchmark.

Shareholder Yield generally refers to a data point that references a combination of dividend yield and buyback yield.

Value is generally characterized by lower price levels relative to fundamentals, such as earnings or dividends. Prices are lower because investors are less certain of the performance of these fundamentals in the future. This term is also related to the value factor, which associates these stock characteristics with excess returns vs. the market over time.

WisdomTree Trust	21

Description of Terms and Indexes (unaudited) (continued)

Volatility is a statistical measure of the dispersion of returns for a given security or market index around a particular average level. If the price stays relatively stable, the security has low volatility. A highly volatile security hits new highs and lows quickly, moves erratically, and has rapid increases and dramatic falls.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The WisdomTree U.S. Quality Growth Index is a market-cap weighted index that consists of companies with quality and growth characteristics. The top 500 U.S. companies by market capitalization are ranked on a composite score of two fundamental factors: growth and quality, which are equally weighted.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

22	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

The O’Neil Growth Index is calculated, distributed and marketed by O’Neil Global Advisors, Inc. (OGA), a licensed trademark of OGA, and has been licensed for use.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Trust	23

Schedule of Investments

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 98.8%

United States – 95.3%

Aerospace & Defense – 2.0%

BWX Technologies, Inc.	20,654	$1,302,028

Curtiss-Wright Corp.	5,641	994,283

HEICO Corp.	5,957	1,018,885

L3Harris Technologies, Inc.	4,818	945,485

Raytheon Technologies Corp.	10,054	984,588

Textron, Inc.	26,395	1,864,279

Woodward, Inc.	9,960	969,805

Total Aerospace & Defense		8,079,353

Automobile Components – 0.2%

Gentex Corp.	34,542	968,212

Banks – 5.2%

Bank of America Corp.	150,435	4,302,441

Citigroup, Inc.	186,731	8,755,817

U.S. Bancorp	106,290	3,831,754

Wells Fargo & Co.	96,123	3,593,078

Total Banks		20,483,090

Beverages – 4.0%

Brown-Forman Corp., Class A	15,191	990,301

Brown-Forman Corp., Class B	15,203	977,097

Coca-Cola Co.	16,572	1,027,961

Keurig Dr. Pepper, Inc.	361,143	12,741,125

Total Beverages		15,736,484

Building Products – 1.2%

Carrier Global Corp.	59,468	2,720,661

Johnson Controls International PLC	15,724	946,899

Masco Corp.	18,809	935,184

Total Building Products		4,602,744

Capital Markets – 6.3%

CME Group, Inc.	5,320	1,018,886

Intercontinental Exchange, Inc.	114,655	11,957,370

Nasdaq, Inc.	218,426	11,941,350

Total Capital Markets		24,917,606

Chemicals – 4.8%

Ashland, Inc.	9,690	995,260

Axalta Coating Systems Ltd.*	33,094	1,002,417

Corteva, Inc.	15,833	954,888

Dow, Inc.	104,465	5,726,771

Ecolab, Inc.	6,188	1,024,300

Element Solutions, Inc.	248,869	4,805,661

Huntsman Corp.	66,328	1,814,734

PPG Industries, Inc.	20,160	2,692,973

Total Chemicals		19,017,004

Commercial Services & Supplies – 0.6%

Rollins, Inc.	59,093	2,217,760

Communications Equipment – 0.6%

Cisco Systems, Inc.	42,893	2,242,232

Construction & Engineering – 0.3%

MDU Resources Group, Inc.	33,807	1,030,437

Containers & Packaging – 3.0%

Amcor PLC	964,093	10,971,378

International Paper Co.	27,100	977,226

Total Containers & Packaging		11,948,604

Distributors – 3.0%

LKQ Corp.	211,881	12,026,366

Electric Utilities – 0.7%

Avangrid, Inc.(a)	42,315	1,687,522

PPL Corp.	36,430	1,012,390

Total Electric Utilities		2,699,912

Electrical Equipment – 0.3%

Emerson Electric Co.	11,923	1,038,970

Electronic Equipment, Instruments & Components – 1.5%

Corning, Inc.	168,790	5,954,911

Entertainment – 1.2%

Electronic Arts, Inc.	8,890	1,070,800

Playtika Holding Corp.*	102,729	1,156,729

ROBLOX Corp., Class A*	55,757	2,507,950

Total Entertainment		4,735,479

Financial Services – 0.2%

Western Union Co.	76,095	848,459

Food Products – 2.1%

Conagra Brands, Inc.	27,085	1,017,313

Flowers Foods, Inc.	70,051	1,920,098

Kraft Heinz Co.	25,327	979,395

Mondelez International, Inc., Class A	46,620	3,250,346

Tyson Foods, Inc., Class A	16,648	987,559

Total Food Products		8,154,711

Gas Utilities – 0.9%

UGI Corp.	101,284	3,520,632

Ground Transportation – 1.6%

CSX Corp.	215,015	6,437,549

Health Care Equipment & Supplies – 9.5%

Abbott Laboratories	120,754	12,227,550

Dentsply Sirona, Inc.	25,904	1,017,509

Globus Medical, Inc., Class A*	16,904	957,443

Integra LifeSciences Holdings Corp.*(a)	77,407	4,443,936

Medtronic PLC	157,807	12,722,400

Zimmer Biomet Holdings, Inc.	47,680	6,160,256

Total Health Care Equipment & Supplies		37,529,094

Health Care Providers & Services – 0.3%

Premier, Inc., Class A	31,794	1,029,172

Health Care REITs – 0.2%

Medical Properties Trust, Inc.(a)	95,748	787,049

Industrial Conglomerates – 2.8%

3M Co.	86,247	9,065,422

Honeywell International, Inc.	10,645	2,034,473

Total Industrial Conglomerates		11,099,895

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

March 31, 2023

Investments	Shares	Value

Industrial REITs – 0.2%

First Industrial Realty Trust, Inc.	18,696	$994,627

Insurance – 5.0%

American International Group, Inc.	82,183	4,138,736

Brown & Brown, Inc.	134,060	7,697,725

First American Financial Corp.	17,369	966,759

Old Republic International Corp.	287,829	7,187,090

Total Insurance		19,990,310

Life Sciences Tools & Services – 1.0%

Bio-Techne Corp.	13,577	1,007,278

Bruker Corp.	36,922	2,910,930

Total Life Sciences Tools & Services		3,918,208

Machinery – 4.6%

Donaldson Co., Inc.	15,592	1,018,781

Dover Corp.	6,579	999,613

Fortive Corp.	109,123	7,438,915

Gates Industrial Corp. PLC*	70,241	975,648

Otis Worldwide Corp.	94,181	7,948,876

Total Machinery		18,381,833

Media – 5.6%

Comcast Corp., Class A	371,448	14,081,593

Fox Corp., Class A	28,160	958,848

Sirius XM Holdings, Inc.(a)	1,768,509	7,020,981

Total Media		22,061,422

Mortgage Real Estate Investment Trusts (REITs) – 1.2%

AGNC Investment Corp.	390,657	3,937,823

Rithm Capital Corp.	108,374	866,992

Total Mortgage Real Estate Investment Trusts (REITs)		4,804,815

Multi-Utilities – 1.8%

CMS Energy Corp.	85,765	5,264,256

Dominion Energy, Inc.	17,732	991,396

NiSource, Inc.	37,467	1,047,577

Total Multi-Utilities		7,303,229

Oil, Gas & Consumable Fuels – 6.2%

Antero Midstream Corp.	377,351	3,958,412

Kinder Morgan, Inc.	378,437	6,626,432

Occidental Petroleum Corp.	27,706	1,729,685

Williams Cos., Inc.	410,387	12,254,156

Total Oil, Gas & Consumable Fuels		24,568,685

Professional Services – 5.8%

Dun & Bradstreet Holdings, Inc.	166,077	1,949,744

Genpact Ltd.	212,540	9,823,599

Paychex, Inc.	9,002	1,031,539

SS&C Technologies Holdings, Inc.	182,162	10,286,688

Total Professional Services		23,091,570

Semiconductors & Semiconductor Equipment – 2.5%

Intel Corp.	305,029	9,965,298

Software – 4.1%

Dolby Laboratories, Inc., Class A	11,986	1,023,844

Dropbox, Inc., Class A*	166,869	3,607,708

Roper Technologies, Inc.	26,473	11,666,386

Total Software		16,297,938

Specialized REITs – 1.0%

Gaming & Leisure Properties, Inc.	18,303	952,854

SBA Communications Corp.	5,311	1,386,543

Weyerhaeuser Co.	59,572	1,794,904

Total Specialized REITs		4,134,301

Tobacco – 3.5%

Altria Group, Inc.	138,491	6,179,468

Philip Morris International, Inc.	80,524	7,830,959

Total Tobacco		14,010,427

Trading Companies & Distributors – 0.3%

Fastenal Co.	22,991	1,240,135
Total United States		377,868,523

Netherlands – 2.1%

Life Sciences Tools & Services – 2.1%

QIAGEN NV*	179,998	8,267,308

United Kingdom – 1.4%

Machinery – 1.4%

Pentair PLC	101,254	5,596,308
TOTAL COMMON STOCKS (Cost: $415,169,160)		391,732,139

EXCHANGE-TRADED FUND – 0.7%

United States – 0.7%
iShares Russell 1000 Value ETF(a) (Cost: $2,716,660)	17,706	2,695,916

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%

United States – 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b)

(Cost: $7,531,713)	7,531,713	7,531,713

TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $425,417,533)		401,959,768

Other Assets less Liabilities – (1.4)%		(5,593,213)

NET ASSETS – 100.0%		$396,366,555
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,873,380 and the total market value of the collateral held by the Fund was $10,401,160. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,869,447.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$391,732,139	$—	$—	$391,732,139
Exchange-Traded Fund	2,695,916	—	—	2,695,916
Investment of Cash Collateral for Securities Loaned	—	7,531,713	—	7,531,713
Total Investments in Securities	$394,428,055	$7,531,713	$—	$401,959,768

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. ESG Fund (RESP)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Air Freight & Logistics – 1.3%

C.H. Robinson Worldwide, Inc.	567	$56,343

Expeditors International of Washington, Inc.	1,041	114,635

FedEx Corp.	874	199,700

United Parcel Service, Inc., Class B	2,534	491,571

Total Air Freight & Logistics		862,249

Automobile Components – 0.4%

BorgWarner, Inc.	2,757	135,396

Lear Corp.	1,143	159,437

Total Automobile Components		294,833

Automobiles – 0.5%

General Motors Co.	6,503	238,530

Harley-Davidson, Inc.	2,929	111,214

Total Automobiles		349,744

Banks – 3.0%

Bank of America Corp.	16,570	473,902

Citigroup, Inc.	4,700	220,383

Comerica, Inc.	733	31,827

Fifth Third Bancorp	2,682	71,449

Huntington Bancshares, Inc.	9,853	110,354

JPMorgan Chase & Co.	5,208	678,655

KeyCorp	9,554	119,616

Regions Financial Corp.	6,724	124,797

U.S. Bancorp	5,244	189,046

Wintrust Financial Corp.	653	47,636

Total Banks		2,067,665

Beverages – 1.4%

Brown-Forman Corp., Class B	2,361	151,741

Keurig Dr. Pepper, Inc.	5,485	193,511

Molson Coors Beverage Co., Class B	2,373	122,637

PepsiCo, Inc.	2,535	462,130

Total Beverages		930,019

Biotechnology – 3.2%

AbbVie, Inc.	3,234	515,402

Amgen, Inc.	1,170	282,847

Biogen, Inc.*	665	184,890

BioMarin Pharmaceutical, Inc.*	1,215	118,147

Gilead Sciences, Inc.	3,531	292,967

Halozyme Therapeutics, Inc.*	1,308	49,952

Incyte Corp.*	1,021	73,788

Moderna, Inc.*	853	131,004

Neurocrine Biosciences, Inc.*	186	18,827

Regeneron Pharmaceuticals, Inc.*	325	267,043

United Therapeutics Corp.*	282	63,157

Vertex Pharmaceuticals, Inc.*	659	207,631

Total Biotechnology		2,205,655

Broadline Retail – 2.7%

Amazon.com, Inc.*	16,785	1,733,723

Dillard’s, Inc., Class A	68	20,922

Macy’s, Inc.	5,563	97,297

Total Broadline Retail		1,851,942

Building Products – 0.8%

Advanced Drainage Systems, Inc.(a)	854	71,915

Builders FirstSource, Inc.*	235	20,863

Carrier Global Corp.	4,362	199,562

Fortune Brands Innovations, Inc.	1,604	94,203

Owens Corning	1,969	188,630

Total Building Products		575,173

Capital Markets – 3.2%

Affiliated Managers Group, Inc.	689	98,127

Ameriprise Financial, Inc.	475	145,587

Bank of New York Mellon Corp.	3,714	168,764

Cboe Global Markets, Inc.	594	79,739

Charles Schwab Corp.	3,687	193,125

CME Group, Inc.	1,038	198,798

Goldman Sachs Group, Inc.	821	268,557

Interactive Brokers Group, Inc., Class A	492	40,620

LPL Financial Holdings, Inc.	527	106,665

Morgan Stanley	3,686	323,631

Nasdaq, Inc.	2,713	148,320

Northern Trust Corp.	1,770	155,990

SEI Investments Co.	1,478	85,059

State Street Corp.	2,050	155,164

Total Capital Markets		2,168,146

Chemicals – 1.1%

CF Industries Holdings, Inc.	2,099	152,157

Dow, Inc.	4,084	223,885

Huntsman Corp.	5,149	140,877

Mosaic Co.	3,013	138,236

Westlake Corp.	683	79,214

Total Chemicals		734,369

Commercial Services & Supplies – 1.0%

Clean Harbors, Inc.*	765	109,059

Republic Services, Inc.	1,635	221,085

Rollins, Inc.	1,225	45,974

Waste Management, Inc.	1,855	302,680

Total Commercial Services & Supplies		678,798

Communications Equipment – 1.5%

Cisco Systems, Inc.	11,015	575,809

Juniper Networks, Inc.	6,028	207,484

Motorola Solutions, Inc.	919	262,953

Total Communications Equipment		1,046,246

Construction & Engineering – 0.5%

AECOM	1,415	119,313

EMCOR Group, Inc.	999	162,427

Valmont Industries, Inc.	154	49,169

WillScot Mobile Mini Holdings Corp.*	602	28,222

Total Construction & Engineering		359,131

Consumer Finance – 0.8%

American Express Co.	1,854	305,817

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (continued)

WisdomTree U.S. ESG Fund (RESP)

March 31, 2023

Investments	Shares	Value

Discover Financial Services	1,084	$107,143

Synchrony Financial	3,311	96,284

Total Consumer Finance		509,244

Consumer Staples Distribution & Retail – 0.8%

Sysco Corp.	1,995	154,074

Target Corp.	1,835	303,931

U.S. Foods Holding Corp.*	2,089	77,168

Total Consumer Staples Distribution & Retail		535,173

Containers & Packaging – 0.4%

Packaging Corp. of America	857	118,977

Sonoco Products Co.	2,845	173,545

Total Containers & Packaging		292,522

Distributors – 0.2%

Genuine Parts Co.	475	79,472

LKQ Corp.	1,331	75,548

Total Distributors		155,020

Diversified Consumer Services – 0.4%

ADT, Inc.	11,734	84,837

H&R Block, Inc.	2,445	86,186

Service Corp. International	1,072	73,732

Total Diversified Consumer Services		244,755

Diversified REITs – 0.2%

W.P. Carey, Inc.	1,309	101,382

Diversified Telecommunication Services – 1.7%

AT&T, Inc.	26,333	506,910

Verizon Communications, Inc.	15,967	620,957

Total Diversified Telecommunication Services		1,127,867

Electric Utilities – 1.6%

Avangrid, Inc.	6,563	261,732

Edison International	3,212	226,735

Eversource Energy	3,737	292,458

Exelon Corp.	6,598	276,390

Total Electric Utilities		1,057,315

Electrical Equipment – 0.4%

Acuity Brands, Inc.	541	98,857

Atkore, Inc.*	601	84,429

Hubbell, Inc.	417	101,460

Total Electrical Equipment		284,746

Electronic Equipment, Instruments & Components – 1.0%

Arrow Electronics, Inc.*	1,305	162,955

Jabil, Inc.	2,654	233,977

Keysight Technologies, Inc.*	1,550	250,294

Total Electronic Equipment, Instruments & Components		647,226

Entertainment – 0.7%

Activision Blizzard, Inc.	1,748	149,612

Electronic Arts, Inc.	1,322	159,235

Endeavor Group Holdings, Inc., Class A*(a)	5,925	141,785

World Wrestling Entertainment, Inc., Class A	297	27,104

Total Entertainment		477,736

Financial Services – 4.3%

Fiserv, Inc.*	2,129	240,641

Jack Henry & Associates, Inc.	706	106,408

MasterCard, Inc., Class A	2,396	870,730

PayPal Holdings, Inc.*	4,607	349,856

Visa, Inc., Class A	4,833	1,089,648

Voya Financial, Inc.	2,220	158,641

WEX, Inc.*	477	87,716

Total Financial Services		2,903,640

Food Products – 3.3%

Archer-Daniels-Midland Co.	2,020	160,913

Campbell Soup Co.	2,943	161,806

Conagra Brands, Inc.	3,879	145,695

Darling Ingredients, Inc.*	1,331	77,731

Flowers Foods, Inc.	2,708	74,226

General Mills, Inc.	2,318	198,096

Hershey Co.	857	218,029

Hormel Foods Corp.	3,635	144,964

J.M. Smucker Co.	770	121,175

Kellogg Co.	2,397	160,503

Kraft Heinz Co.	3,883	150,156

Lamb Weston Holdings, Inc.	981	102,534

McCormick & Co., Inc., Non-Voting Shares	2,282	189,885

Mondelez International, Inc., Class A	3,430	239,140

Tyson Foods, Inc., Class A	1,853	109,920

Total Food Products		2,254,773

Gas Utilities – 0.1%

UGI Corp.	2,311	80,330

Ground Transportation – 0.4%

Avis Budget Group, Inc.*	563	109,672

Knight-Swift Transportation Holdings, Inc.	958	54,204

Landstar System, Inc.	423	75,827

Total Ground Transportation		239,703

Health Care Equipment & Supplies – 2.2%

Abbott Laboratories	3,578	362,308

Baxter International, Inc.	4,616	187,225

Becton Dickinson & Co.	923	228,479

Boston Scientific Corp.*	5,150	257,655

Edwards Lifesciences Corp.*	2,461	203,599

Hologic, Inc.*	1,472	118,790

Zimmer Biomet Holdings, Inc.	1,266	163,567

Total Health Care Equipment & Supplies		1,521,623

Health Care Providers & Services – 4.8%

Acadia Healthcare Co., Inc.*	514	37,137

AmerisourceBergen Corp.	1,071	171,478

Cardinal Health, Inc.	1,905	143,827

Centene Corp.*	1,340	84,701

Chemed Corp.	110	59,152

Cigna Group	953	243,520

CVS Health Corp.	3,634	270,043

DaVita, Inc.*	1,208	97,981

Elevance Health, Inc.	698	320,947

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. ESG Fund (RESP)

March 31, 2023

Investments	Shares	Value

Encompass Health Corp.	820	$44,362

HCA Healthcare, Inc.	614	161,900

Henry Schein, Inc.*	1,354	110,405

Humana, Inc.	437	212,146

Laboratory Corp. of America Holdings	482	110,580

McKesson Corp.	491	174,821

Molina Healthcare, Inc.*	247	66,070

Option Care Health, Inc.*	449	14,265

Quest Diagnostics, Inc.	978	138,367

Tenet Healthcare Corp.*	1,349	80,158

UnitedHealth Group, Inc.	1,423	672,496

Universal Health Services, Inc., Class B	394	50,077

Total Health Care Providers & Services		3,264,433

Health Care REITs – 0.1%

Omega Healthcare Investors, Inc.	1,557	42,677

Hotel & Resort REITs – 0.3%

Host Hotels & Resorts, Inc.	12,714	209,654

Hotels, Restaurants & Leisure – 2.3%

Booking Holdings, Inc.*	74	196,279

Darden Restaurants, Inc.	944	146,471

Expedia Group, Inc.*	594	57,636

Marriott Vacations Worldwide Corp.	594	80,107

McDonald’s Corp.	1,548	432,836

Starbucks Corp.	3,156	328,634

Texas Roadhouse, Inc.	391	42,252

Vail Resorts, Inc.	324	75,712

Yum! Brands, Inc.	1,579	208,554

Total Hotels, Restaurants & Leisure		1,568,481

Household Durables – 0.4%

D.R. Horton, Inc.	970	94,759

Lennar Corp., Class A	603	63,381

PulteGroup, Inc.	1,418	82,641

Toll Brothers, Inc.	814	48,865

Total Household Durables		289,646

Household Products – 1.8%

Church & Dwight Co., Inc.	1,406	124,305

Clorox Co.	856	135,453

Colgate-Palmolive Co.	2,821	211,998

Kimberly-Clark Corp.	1,272	170,728

Procter & Gamble Co.	4,054	602,789

Reynolds Consumer Products, Inc.	173	4,758

Total Household Products		1,250,031

Industrial Conglomerates – 0.4%

3M Co.	2,543	267,295

Insurance – 3.3%

Aflac, Inc.	2,707	174,656

Allstate Corp.	1,339	148,375

American Financial Group, Inc.	492	59,778

American International Group, Inc.	2,188	110,188

CNA Financial Corp.	1,018	39,732

Fidelity National Financial, Inc.	506	17,675

Globe Life, Inc.	420	46,208

Kinsale Capital Group, Inc.	117	35,118

Markel Corp.*	43	54,929

Marsh & McLennan Cos., Inc.	1,235	205,689

MetLife, Inc.	3,063	177,470

Old Republic International Corp.	651	16,255

Primerica, Inc.	516	88,876

Principal Financial Group, Inc.	1,870	138,978

Progressive Corp.	1,472	210,584

Prudential Financial, Inc.	2,106	174,250

Reinsurance Group of America, Inc.	572	75,939

RLI Corp.	256	34,025

Selective Insurance Group, Inc.	1,003	95,616

Travelers Cos., Inc.	1,036	177,581

Unum Group	2,928	115,832

W.R. Berkley Corp.	1,123	69,918

Total Insurance		2,267,672

Interactive Media & Services – 4.5%

Alphabet, Inc., Class A*	29,553	3,065,533

IT Services – 1.9%

Akamai Technologies, Inc.*	2,339	183,144

Cognizant Technology Solutions Corp., Class A	2,868	174,747

DXC Technology Co.*	5,040	128,822

Gartner, Inc.*	463	150,832

GoDaddy, Inc., Class A*	1,349	104,844

International Business Machines Corp.	3,297	432,204

VeriSign, Inc.*	503	106,299

Total IT Services		1,280,892

Life Sciences Tools & Services – 0.9%

Agilent Technologies, Inc.	1,391	192,431

Avantor, Inc.*	4,356	92,086

Charles River Laboratories International, Inc.*	344	69,426

Medpace Holdings, Inc.*	87	16,360

Waters Corp.*	326	100,939

West Pharmaceutical Services, Inc.	440	152,447

Total Life Sciences Tools & Services		623,689

Machinery – 2.1%

AGCO Corp.	972	131,414

Caterpillar, Inc.	1,398	319,918

Deere & Co.	817	337,323

Lincoln Electric Holdings, Inc.	940	158,954

PACCAR, Inc.	2,078	152,110

Snap-on, Inc.	392	96,781

Toro Co.	976	108,492

Watts Water Technologies, Inc., Class A	700	117,824

Total Machinery		1,422,816

Media – 1.9%

Charter Communications, Inc., Class A*	431	154,130

Comcast Corp., Class A	13,667	518,116

Fox Corp., Class A	3,779	128,675

Interpublic Group of Cos., Inc.	6,244	232,526

New York Times Co., Class A	960	37,325

Nexstar Media Group, Inc.	127	21,928

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (continued)

WisdomTree U.S. ESG Fund (RESP)

March 31, 2023

Investments	Shares	Value

Omnicom Group, Inc.	1,924	$181,510

Total Media		1,274,210

Metals & Mining – 1.1%

Cleveland-Cliffs, Inc.*	6,282	115,149

Commercial Metals Co.	2,664	130,270

Nucor Corp.	1,133	175,014

Reliance Steel & Aluminum Co.	390	100,129

Steel Dynamics, Inc.	1,239	140,081

United States Steel Corp.	2,561	66,842

Total Metals & Mining		727,485

Multi-Utilities – 1.3%

Consolidated Edison, Inc.	2,674	255,821

Public Service Enterprise Group, Inc.	4,653	290,580

Sempra Energy	2,073	313,355

Total Multi-Utilities		859,756

Passenger Airlines – 0.3%

Alaska Air Group, Inc.*	3,102	130,160

United Airlines Holdings, Inc.*	1,995	88,279

Total Passenger Airlines		218,439

Personal Care Products – 0.2%

Coty, Inc., Class A*	8,725	105,224

Pharmaceuticals – 3.6%

Bristol-Myers Squibb Co.	4,565	316,400

Elanco Animal Health, Inc.*	3,508	32,975

Eli Lilly & Co.	1,535	527,150

Johnson & Johnson	4,066	630,230

Merck & Co., Inc.	4,722	502,373

Pfizer, Inc.	11,446	466,997

Total Pharmaceuticals		2,476,125

Professional Services – 1.8%

Automatic Data Processing, Inc.	1,389	309,233

Booz Allen Hamilton Holding Corp.	1,672	154,978

Broadridge Financial Solutions, Inc.	1,232	180,574

Concentrix Corp.	796	96,754

FTI Consulting, Inc.*	677	133,606

Robert Half International, Inc.	1,755	141,400

Verisk Analytics, Inc.	1,074	206,058

Total Professional Services		1,222,603

Real Estate Management & Development – 0.6%

CBRE Group, Inc., Class A*	2,960	215,518

Jones Lang LaSalle, Inc.*	1,297	188,700

Total Real Estate Management & Development		404,218

Residential REITs – 0.2%

Apartment Income REIT Corp.	2,796	100,125

Retail REITs – 0.7%

Agree Realty Corp.	1,125	77,186

Brixmor Property Group, Inc.	7,541	162,282

National Retail Properties, Inc.	1,031	45,519

Simon Property Group, Inc.	1,713	191,805

Total Retail REITs		476,792

Semiconductors & Semiconductor Equipment – 2.4%

Amkor Technology, Inc.	4,310	112,146

Applied Materials, Inc.	3,534	434,082

Cirrus Logic, Inc.*	1,361	148,866

First Solar, Inc.*	1,010	219,675

Lam Research Corp.	593	314,361

QUALCOMM, Inc.	3,143	400,984

Total Semiconductors & Semiconductor Equipment		1,630,114

Software – 10.4%

Adobe, Inc.*	1,327	511,386

Autodesk, Inc.*	1,329	276,645

Black Knight, Inc.*	1,222	70,338

CCC Intelligent Solutions Holdings, Inc.*	16,882	151,432

Dolby Laboratories, Inc., Class A	1,764	150,681

Dropbox, Inc., Class A*	5,160	111,559

Fair Isaac Corp.*	122	85,728

Gen Digital, Inc.	11,338	194,560

Microsoft Corp.	14,701	4,238,298

Oracle Corp.	7,096	659,360

Palo Alto Networks, Inc.*	1,027	205,133

PTC, Inc.*	769	98,609

VMware, Inc., Class A*	2,243	280,039

Total Software		7,033,768

Specialized REITs – 0.7%

Gaming & Leisure Properties, Inc.	1,152	59,973

Iron Mountain, Inc.	3,958	209,418

Weyerhaeuser Co.	7,665	230,946

Total Specialized REITs		500,337

Specialty Retail – 3.4%

AutoNation, Inc.*	454	60,999

AutoZone, Inc.*	65	159,780

Best Buy Co., Inc.	2,161	169,141

Home Depot, Inc.	2,115	624,179

Lowe’s Cos., Inc.	1,784	356,746

O’Reilly Automotive, Inc.*	109	92,539

Penske Automotive Group, Inc.	771	109,336

TJX Cos., Inc.	3,482	272,850

Tractor Supply Co.	703	165,233

Ulta Beauty, Inc.*	254	138,600

Williams-Sonoma, Inc.	1,226	149,155

Total Specialty Retail		2,298,558

Technology Hardware, Storage & Peripherals – 8.5%

Apple, Inc.	30,968	5,106,623

Hewlett Packard Enterprise Co.	15,640	249,145

HP, Inc.	9,351	274,452

NetApp, Inc.	2,641	168,628

Total Technology Hardware, Storage & Peripherals		5,798,848

Textiles, Apparel & Luxury Goods – 0.4%

Deckers Outdoor Corp.*	345	155,095

Tapestry, Inc.	3,055	131,701

Total Textiles, Apparel & Luxury Goods		286,796

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. ESG Fund (RESP)

March 31, 2023

Investments	Shares	Value

Trading Companies & Distributors – 0.5%

United Rentals, Inc.	458	$181,258

WESCO International, Inc.	982	151,758

Total Trading Companies & Distributors		333,016

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $56,042,618)		67,856,258

Other Assets less Liabilities – 0.1%		80,965

NET ASSETS – 100.0%		$67,937,223
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan was $192,268 and the total market value of the collateral held by the Fund was $193,379, which was entirely composed of non-cash U.S. Government securities.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$67,856,258	$—	$—	$67,856,258
Total Investments in Securities	$67,856,258	$—	$—	$67,856,258

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments

WisdomTree U.S. Growth & Momentum Fund (WGRO)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 93.9%

Aerospace & Defense – 1.2%

Howmet Aerospace, Inc.	733	$31,057

Banks – 2.1%

East West Bancorp, Inc.	425	23,588

JPMorgan Chase & Co.	220	28,668

Total Banks		52,256

Biotechnology – 14.8%

Alnylam Pharmaceuticals, Inc.*	236	47,275

Biogen, Inc.*	169	46,987

BioMarin Pharmaceutical, Inc.*	516	50,176

Halozyme Therapeutics, Inc.*	1,041	39,756

Incyte Corp.*	688	49,722

Neurocrine Biosciences, Inc.*	452	45,751

Regeneron Pharmaceuticals, Inc.*	58	47,657

United Therapeutics Corp.*	186	41,657

Total Biotechnology		368,981

Building Products – 1.9%

Griffon Corp.	1,461	46,767

Capital Markets – 3.1%

Ameriprise Financial, Inc.	89	27,278

Interactive Brokers Group, Inc., Class A	329	27,162

LPL Financial Holdings, Inc.	114	23,074

Total Capital Markets		77,514

Chemicals – 1.4%

Corteva, Inc.	558	33,653

Commercial Services & Supplies – 1.2%

Waste Connections, Inc.	222	30,874

Construction & Engineering – 2.8%

Valmont Industries, Inc.	140	44,699

WillScot Mobile Mini Holdings Corp.*	537	25,175

Total Construction & Engineering		69,874

Consumer Staples Distribution & Retail – 3.7%

Performance Food Group Co.*	793	47,850

U.S. Foods Holding Corp.*	1,195	44,143

Total Consumer Staples Distribution & Retail		91,993

Diversified Consumer Services – 2.2%

Grand Canyon Education, Inc.*	475	54,102

Diversified Telecommunication Services – 2.0%

Iridium Communications, Inc.	797	49,358

Electrical Equipment – 2.1%

Atkore, Inc.*	191	26,832

nVent Electric PLC	609	26,150

Total Electrical Equipment		52,982

Electronic Equipment, Instruments & Components – 3.4%

Flex Ltd.*	2,164	49,794

Insight Enterprises, Inc.*	240	34,310

Total Electronic Equipment, Instruments & Components		84,104

Energy Equipment & Services – 1.1%

Valaris Ltd.*	411	26,740

Entertainment – 1.9%

World Wrestling Entertainment, Inc., Class A	523	47,729

Financial Services – 2.2%

Apollo Global Management, Inc.	439	27,727

Jack Henry & Associates, Inc.	179	26,979

Total Financial Services		54,706

Food Products – 4.0%

Lamb Weston Holdings, Inc.	480	50,169

Post Holdings, Inc.*	556	49,968

Total Food Products		100,137

Health Care Equipment & Supplies – 2.3%

Inspire Medical Systems, Inc.*	116	27,152

Penumbra, Inc.*	108	30,099

Total Health Care Equipment & Supplies		57,251

Health Care Providers & Services – 1.8%

Acadia Healthcare Co., Inc.*	629	45,445

Hotels, Restaurants & Leisure – 3.2%

Hyatt Hotels Corp., Class A*	240	26,830

Las Vegas Sands Corp.*	470	27,001

Royal Caribbean Cruises Ltd.*	395	25,794

Total Hotels, Restaurants & Leisure		79,625

Insurance – 7.8%

Arch Capital Group Ltd.*	400	27,148

Arthur J. Gallagher & Co.	162	30,992

Kinsale Capital Group, Inc.	90	27,013

Markel Corp.*	21	26,826

W.R. Berkley Corp.	415	25,838

White Mountains Insurance Group Ltd.	40	55,100

Total Insurance		192,917

Life Sciences Tools & Services – 2.9%

IQVIA Holdings, Inc.*	130	25,856

Medpace Holdings, Inc.*	246	46,260

Total Life Sciences Tools & Services		72,116

Machinery – 1.1%

Toro Co.	240	26,678

Metals & Mining – 2.8%

ATI, Inc.*	684	26,990

Steel Dynamics, Inc.	381	43,076

Total Metals & Mining		70,066

Professional Services – 1.8%

EXL Service Holdings, Inc.*	283	45,798

Semiconductors & Semiconductor Equipment – 3.6%

Rambus, Inc.*	640	32,806

Silicon Laboratories, Inc.*	156	27,314

Texas Instruments, Inc.	153	28,460

Total Semiconductors & Semiconductor Equipment		88,580

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

March 31, 2023

Investments	Shares	Value

Software – 3.5%

Ceridian HCM Holding, Inc.*	392	$28,702

Dropbox, Inc., Class A*	1,351	29,209

Oracle Corp.	309	28,712

Total Software		86,623

Specialty Retail – 1.2%

AutoZone, Inc.*	12	29,498

Textiles, Apparel & Luxury Goods – 3.8%

Crocs, Inc.*	375	47,415

Skechers U.S.A., Inc., Class A*	1,009	47,948

Total Textiles, Apparel & Luxury Goods		95,363

Trading Companies & Distributors – 5.9%

Herc Holdings, Inc.	208	23,691

McGrath RentCorp	269	25,100

United Rentals, Inc.	62	24,537

Univar Solutions, Inc.*	1,331	46,625

WESCO International, Inc.	168	25,963

Total Trading Companies & Distributors		145,916

Wireless Telecommunication Services – 1.1%

T-Mobile US, Inc.*	184	26,651
Total United States		2,335,354

Canada – 3.0%

Ground Transportation – 1.2%

Canadian Pacific Railway Ltd.	396	30,468

Metals & Mining – 1.8%

Teck Resources Ltd., Class B	1,178	42,997
Total Canada		73,465

Israel – 1.2%

Software – 1.2%

Check Point Software Technologies Ltd.*	231	30,030

United Kingdom – 1.8%

Energy Equipment & Services – 1.8%
TechnipFMC PLC*	3,205	43,748

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,468,734)		2,482,597

Other Assets less Liabilities – 0.1%		3,030

NET ASSETS – 100.0%		$2,485,627
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,482,597	$—	$—	$2,482,597
Total Investments in Securities	$2,482,597	$—	$—	$2,482,597

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.6%

Aerospace & Defense – 0.1%

Kaman Corp.	21,331	$487,627

Park Aerospace Corp.	14,049	188,959

Total Aerospace & Defense		676,586

Automobile Components – 0.2%

LCI Industries	14,014	1,539,718

Patrick Industries, Inc.	16,198	1,114,585

Total Automobile Components		2,654,303

Automobiles – 0.9%

Ford Motor Co.	981,126	12,362,188

Banks – 10.3%

American National Bankshares, Inc.	6,487	205,638

Ames National Corp.	6,499	135,179

Arrow Financial Corp.	13,127	326,994

Associated Banc-Corp.	67,110	1,206,638

Atlantic Union Bankshares Corp.(a)	38,017	1,332,496

Bank of Hawaii Corp.(a)	19,055	992,384

Bar Harbor Bankshares	9,625	254,581

BCB Bancorp, Inc.	14,600	191,698

Blue Ridge Bankshares, Inc.	7,572	77,234

Brookline Bancorp, Inc.	63,684	668,682

Camden National Corp.	12,033	435,474

Capitol Federal Financial, Inc.	110,318	742,440

Central Pacific Financial Corp.	22,487	402,517

Citigroup, Inc.	470,176	22,046,553

Citizens & Northern Corp.	11,688	249,889

Citizens Financial Group, Inc.	130,609	3,966,595

Columbia Banking System, Inc.	117,373	2,514,130

Comerica, Inc.	37,785	1,640,625

Community Trust Bancorp, Inc.	14,652	556,043

Eagle Bancorp, Inc.	24,273	812,417

Evans Bancorp, Inc.	4,172	140,033

Farmers National Banc Corp.	28,113	355,348

Fifth Third Bancorp	169,810	4,523,738

Financial Institutions, Inc.	13,037	251,353

First Bancorp, Inc.	7,200	186,408

First Busey Corp.	42,532	865,101

First Commonwealth Financial Corp.	76,431	950,037

First Community Bankshares, Inc.	12,086	302,754

First Financial Bancorp	60,822	1,324,095

First Hawaiian, Inc.	63,590	1,311,862

First Interstate BancSystem, Inc., Class A	45,771	1,366,722

First of Long Island Corp.	19,546	263,871

Flushing Financial Corp.	25,287	376,523

FNB Corp.	168,085	1,949,786

Fulton Financial Corp.	94,334	1,303,696

Hanmi Financial Corp.	25,446	472,532

HBT Financial, Inc.	20,702	408,244

Heritage Commerce Corp.	48,984	408,037

HomeStreet, Inc.	15,338	275,931

Hope Bancorp, Inc.	89,693	880,785

Horizon Bancorp, Inc.	35,646	394,245

Huntington Bancshares, Inc.	374,382	4,193,078

Independent Bank Corp.	17,169	305,093

Kearny Financial Corp.	54,003	438,504

KeyCorp	266,418	3,335,553

Lakeland Bancorp, Inc.	51,641	807,665

LCNB Corp.	6,058	98,988

Luther Burbank Corp.	41,789	396,160

Mercantile Bank Corp.	11,609	355,003

Midland States Bancorp, Inc.	17,835	382,026

National Bankshares, Inc.	3,847	121,027

New York Community Bancorp, Inc.(a)	294,420	2,661,557

Northfield Bancorp, Inc.	36,729	432,668

Northrim Bancorp, Inc.	4,046	190,890

Northwest Bancshares, Inc.	99,148	1,192,751

Norwood Financial Corp.	6,315	185,787

OceanFirst Financial Corp.	45,941	848,990

Pacific Premier Bancorp, Inc.	53,270	1,279,545

PacWest Bancorp	57,124	555,817

Parke Bancorp, Inc.	8,654	153,868

PCB Bancorp	11,616	168,316

Peoples Bancorp, Inc.	23,032	593,074

PNC Financial Services Group, Inc.	88,392	11,234,623

Premier Financial Corp.	29,410	609,669

Primis Financial Corp.	17,345	167,032

Provident Financial Services, Inc.	55,502	1,064,528

Regions Financial Corp.	219,300	4,070,208

S&T Bancorp, Inc.	31,062	976,900

Sandy Spring Bancorp, Inc.	32,457	843,233

Sierra Bancorp	10,698	184,220

Simmons First National Corp., Class A	68,324	1,194,987

Southside Bancshares, Inc.	25,739	854,535

Synovus Financial Corp.	48,700	1,501,421

Territorial Bancorp, Inc.	4,951	95,604

Truist Financial Corp.	355,689	12,128,995

TrustCo Bank Corp.	14,756	471,307

U.S. Bancorp	527,216	19,006,137

United Bankshares, Inc.	45,902	1,615,750

Univest Financial Corp.	23,498	557,843

Valley National Bancorp	172,324	1,592,274

Washington Trust Bancorp, Inc.	14,578	505,274

Webster Financial Corp.	46,769	1,843,634

WesBanco, Inc.	33,211	1,019,578

West Bancorp, Inc.	12,067	220,464

Total Banks		137,523,884

Biotechnology – 7.3%

AbbVie, Inc.	436,055	69,494,085

Gilead Sciences, Inc.	332,269	27,568,359

Total Biotechnology		97,062,444

Broadline Retail – 0.2%

Big Lots, Inc.(a)	25,227	276,488

Kohl’s Corp.	70,743	1,665,290

Nordstrom, Inc.	78,183	1,272,037

Total Broadline Retail		3,213,815

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2023

Investments	Shares	Value

Capital Markets – 4.7%

Artisan Partners Asset Management, Inc., Class A	47,431	$1,516,843

Bank of New York Mellon Corp.	161,326	7,330,653

Blue Owl Capital, Inc.(a)	182,177	2,018,521

Bridge Investment Group Holdings, Inc., Class A	25,202	285,539

Carlyle Group, Inc.	110,588	3,434,863

Cohen & Steers, Inc.	25,420	1,625,863

Diamond Hill Investment Group, Inc.	2,155	354,670

Franklin Resources, Inc.	142,736	3,845,308

GCM Grosvenor, Inc., Class A	32,134	250,966

Moelis & Co., Class A	38,887	1,494,816

Morgan Stanley	312,027	27,395,971

Northern Trust Corp.	46,376	4,087,117

T. Rowe Price Group, Inc.	53,114	5,996,571

Victory Capital Holdings, Inc., Class A	46,965	1,374,666

Virtu Financial, Inc., Class A	60,046	1,134,869

Virtus Investment Partners, Inc.	5,240	997,644

Total Capital Markets		63,144,880

Chemicals – 1.5%

Chemours Co.	53,152	1,591,371

Dow, Inc.	214,486	11,758,123

Eastman Chemical Co.	32,751	2,762,219

Kronos Worldwide, Inc.	85,362	786,184

Mativ Holdings, Inc.	41,853	898,584

Scotts Miracle-Gro Co.(a)	29,814	2,079,228

Total Chemicals		19,875,709

Commercial Services & Supplies – 0.4%

ACCO Brands Corp.	72,944	388,062

CompX International, Inc.	7,508	135,745

Deluxe Corp.	33,815	541,040

Ennis, Inc.	17,164	361,989

HNI Corp.	31,610	880,023

Kimball International, Inc., Class B	27,543	341,533

MillerKnoll, Inc.	60,758	1,242,501

NL Industries, Inc.	29,021	175,867

Pitney Bowes, Inc.	127,610	496,403

Steelcase, Inc., Class A	78,915	664,464

Total Commercial Services & Supplies		5,227,627

Communications Equipment – 3.9%

Cisco Systems, Inc.	1,001,204	52,337,939

Comtech Telecommunications Corp.	21,562	269,094

Total Communications Equipment		52,607,033

Consumer Finance – 0.6%

Ally Financial, Inc.	108,686	2,770,406

Navient Corp.	77,838	1,244,630

OneMain Holdings, Inc.	84,990	3,151,429

Regional Management Corp.	6,804	177,516

Total Consumer Finance		7,343,981

Consumer Staples Distribution & Retail – 0.6%

Natural Grocers by Vitamin Cottage, Inc.	16,230	190,702

Village Super Market, Inc., Class A	7,945	181,782

Walgreens Boots Alliance, Inc.	223,449	7,726,866

Total Consumer Staples Distribution & Retail		8,099,350

Containers & Packaging – 1.0%

Greif, Inc., Class B	16,110	1,232,737

International Paper Co.	115,271	4,156,672

Packaging Corp. of America	32,359	4,492,400

Pactiv Evergreen, Inc.	101,716	813,728

Sonoco Products Co.	39,488	2,408,768

Total Containers & Packaging		13,104,305

Distributors – 0.0%

Weyco Group, Inc.	5,660	143,198

Diversified Consumer Services – 0.1%

Strategic Education, Inc.	14,475	1,300,289

Diversified REITs – 0.2%

Alexander & Baldwin, Inc.	8,283	156,632

Alpine Income Property Trust, Inc.	2,399	40,375

American Assets Trust, Inc.	5,449	101,297

Armada Hoffler Properties, Inc.	8,987	106,136

Broadstone Net Lease, Inc.	9,312	158,397

CTO Realty Growth, Inc.	3,253	56,147

Essential Properties Realty Trust, Inc.	11,807	293,404

Gladstone Commercial Corp.	5,659	71,473

NexPoint Diversified Real Estate Trust(a)	4,360	45,257

One Liberty Properties, Inc.	3,793	86,974

Safehold, Inc.	1,611	47,321

W.P. Carey, Inc.	18,592	1,439,950

Total Diversified REITs		2,603,363

Diversified Telecommunication Services – 3.4%

AT&T, Inc.	2,242,181	43,161,984

Cogent Communications Holdings, Inc.	36,561	2,329,667

Total Diversified Telecommunication Services		45,491,651

Electric Utilities – 8.8%

ALLETE, Inc.	24,763	1,593,994

Alliant Energy Corp.	58,073	3,101,098

American Electric Power Co., Inc.	147,291	13,402,008

Avangrid, Inc.	102,305	4,079,923

Duke Energy Corp.	168,426	16,248,056

Edison International	98,826	6,976,127

Entergy Corp.	45,965	4,952,269

Evergy, Inc.	66,001	4,033,981

Eversource Energy	91,590	7,167,834

Exelon Corp.	186,918	7,829,995

FirstEnergy Corp.	188,505	7,551,510

Hawaiian Electric Industries, Inc.	40,157	1,542,029

NRG Energy, Inc.	62,484	2,142,576

OGE Energy Corp.	88,669	3,339,275

Pinnacle West Capital Corp.	37,113	2,940,834

Portland General Electric Co.	46,741	2,285,168

PPL Corp.	146,814	4,079,961

Southern Co.	356,568	24,810,002

Total Electric Utilities		118,076,640

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2023

Investments	Shares	Value

Electrical Equipment – 0.0%

Powell Industries, Inc.	8,740	$372,237

Energy Equipment & Services – 0.1%

Archrock, Inc.	115,166	1,125,172

Solaris Oilfield Infrastructure, Inc., Class A	25,300	216,062

Total Energy Equipment & Services		1,341,234

Financial Services – 0.6%

Federal Agricultural Mortgage Corp., Class C	7,445	991,599

Jackson Financial, Inc., Class A	51,541	1,928,149

Radian Group, Inc.	100,643	2,224,210

Star Holdings*	1,540	26,781

TFS Financial Corp.	182,132	2,300,327

UWM Holdings Corp.(a)	60,068	294,934

Waterstone Financial, Inc.	17,644	266,954

Total Financial Services		8,032,954

Food Products – 1.8%

Alico, Inc.	5,589	135,254

Cal-Maine Foods, Inc.	33,205	2,021,852

Calavo Growers, Inc.	14,178	407,901

Conagra Brands, Inc.	104,229	3,914,841

Kellogg Co.	94,454	6,324,640

Kraft Heinz Co.	281,413	10,882,241

Total Food Products		23,686,729

Gas Utilities – 0.7%

New Jersey Resources Corp.	41,657	2,216,152

Northwest Natural Holding Co.	27,001	1,284,168

RGC Resources, Inc.	3,690	85,571

Southwest Gas Holdings, Inc.	25,004	1,561,500

Spire, Inc.	25,331	1,776,716

UGI Corp.	62,723	2,180,252

Total Gas Utilities		9,104,359

Health Care Providers & Services – 0.1%

National HealthCare Corp.	11,171	648,700

Patterson Cos., Inc.	45,890	1,228,475

Total Health Care Providers & Services		1,877,175

Health Care REITs – 0.6%

CareTrust REIT, Inc.	11,026	215,889

Community Healthcare Trust, Inc.	2,754	100,796

Diversified Healthcare Trust(a)	34,549	46,641

Global Medical REIT, Inc.	8,186	74,574

Healthpeak Properties, Inc.	43,743	961,034

LTC Properties, Inc.	4,595	161,422

National Health Investors, Inc.	3,782	195,076

Omega Healthcare Investors, Inc.	22,345	612,476

Physicians Realty Trust	19,816	295,853

Sabra Health Care REIT, Inc.	19,935	229,253

Universal Health Realty Income Trust	1,612	77,553

Ventas, Inc.	35,062	1,519,938

Welltower, Inc.	40,952	2,935,849

Total Health Care REITs		7,426,354

Hotel & Resort REITs – 0.0%

Apple Hospitality REIT, Inc.	20,511	318,331

Service Properties Trust	15,772	157,089

Total Hotel & Resort REITs		475,420

Hotels, Restaurants & Leisure – 0.7%

Cracker Barrel Old Country Store, Inc.	15,124	1,718,086

Darden Restaurants, Inc.	38,494	5,972,729

Travel & Leisure Co.	40,069	1,570,705

Total Hotels, Restaurants & Leisure		9,261,520

Household Durables – 0.3%

Ethan Allen Interiors, Inc.	22,207	609,804

Leggett & Platt, Inc.	59,216	1,887,806

MDC Holdings, Inc.	49,653	1,930,012

Total Household Durables		4,427,622

Household Products – 0.7%

Energizer Holdings, Inc.	37,336	1,295,559

Kimberly-Clark Corp.	63,448	8,515,991

Total Household Products		9,811,550

Independent Power & Renewable Electricity Producers – 0.1%

Clearway Energy, Inc., Class A	27,423	823,513

Industrial Conglomerates – 1.1%

3M Co.	145,228	15,264,915

Industrial REITs – 0.1%

EastGroup Properties, Inc.	3,896	644,087

Innovative Industrial Properties, Inc.	2,372	180,248

LXP Industrial Trust	29,741	306,630

Plymouth Industrial REIT, Inc.	4,444	93,368

STAG Industrial, Inc.	15,260	516,093

Total Industrial REITs		1,740,426

Insurance – 2.0%

CNA Financial Corp.	73,462	2,867,222

Donegal Group, Inc., Class A	23,323	356,375

Fidelity National Financial, Inc.	89,117	3,112,857

First American Financial Corp.	38,496	2,142,687

Horace Mann Educators Corp.	29,429	985,283

Mercury General Corp.	33,832	1,073,827

Old Republic International Corp.	126,676	3,163,100

Prudential Financial, Inc.	93,391	7,727,171

Safety Insurance Group, Inc.	11,459	853,925

Stewart Information Services Corp.	21,145	853,201

Universal Insurance Holdings, Inc.	22,932	417,821

Unum Group	69,030	2,730,827

Total Insurance		26,284,296

IT Services – 2.1%

International Business Machines Corp.	215,644	28,268,772

Leisure Products – 0.3%

Hasbro, Inc.	45,375	2,436,184

Marine Products Corp.	27,665	364,901

Smith & Wesson Brands, Inc.	35,167	432,906

Sturm Ruger & Co., Inc.	12,277	705,191

Total Leisure Products		3,939,182

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2023

Investments	Shares	Value

Machinery – 0.1%

Hyster-Yale Materials Handling, Inc.	9,127	$455,346

Trinity Industries, Inc.	40,992	998,565

Total Machinery		1,453,911

Media – 1.0%

Interpublic Group of Cos., Inc.	95,293	3,548,711

Omnicom Group, Inc.	48,859	4,609,358

Paramount Global, Class B	200,396	4,470,835

Sinclair Broadcast Group, Inc., Class A(a)	37,797	648,597

Total Media		13,277,501

Metals & Mining – 0.2%

Kaiser Aluminum Corp.	12,673	945,786

Ramaco Resources, Inc.(a)	34,129	300,676

SunCoke Energy, Inc.	66,186	594,350

Tredegar Corp.	25,229	230,341

Total Metals & Mining		2,071,153

Multi-Utilities – 3.8%

Avista Corp.	36,352	1,543,142

Black Hills Corp.	24,495	1,545,634

CMS Energy Corp.	59,107	3,627,988

Consolidated Edison, Inc.	97,007	9,280,660

Dominion Energy, Inc.	209,082	11,689,774

DTE Energy Co.	57,193	6,264,921

NiSource, Inc.	105,184	2,940,945

NorthWestern Corp.	27,559	1,594,564

Public Service Enterprise Group, Inc.	108,798	6,794,435

WEC Energy Group, Inc.	58,934	5,586,354

Total Multi-Utilities		50,868,417

Office REITs – 0.1%

Corporate Office Properties Trust	11,229	266,240

Cousins Properties, Inc.	13,266	283,627

Douglas Emmett, Inc.	16,622	204,949

Easterly Government Properties, Inc.	8,578	117,862

Highwoods Properties, Inc.	4,275	99,137

Hudson Pacific Properties, Inc.	13,244	88,073

JBG SMITH Properties	4,953	74,592

Kilroy Realty Corp.	10,298	333,655

Orion Office REIT, Inc.	8,747	58,605

Paramount Group, Inc.	7,811	35,618

Piedmont Office Realty Trust, Inc., Class A	17,304	126,319

Postal Realty Trust, Inc., Class A(a)	3,288	50,044

SL Green Realty Corp.	6,733	158,360

Total Office REITs		1,897,081

Oil, Gas & Consumable Fuels – 19.0%

Antero Midstream Corp.	294,178	3,085,927

Arch Resources, Inc.	14,966	1,967,430

Berry Corp.	68,542	538,055

Chesapeake Energy Corp.(a)	112,470	8,552,219

Chevron Corp.	403,397	65,818,254

Chord Energy Corp.	35,339	4,756,629

Civitas Resources, Inc.	68,793	4,701,314

CONSOL Energy, Inc.	27,617	1,609,243

Coterra Energy, Inc.	453,627	11,132,007

Crescent Energy Co., Class A(a)	36,913	417,486

CVR Energy, Inc.	63,616	2,085,332

Devon Energy Corp.	287,932	14,572,238

Diamondback Energy, Inc.	63,511	8,584,782

DTE Midstream LLC	36,278	1,791,045

Equitrans Midstream Corp.	276,663	1,599,112

Evolution Petroleum Corp.	25,719	162,287

Exxon Mobil Corp.	667,345	73,181,053

Kinetik Holdings, Inc.(a)	32,753	1,025,169

Northern Oil & Gas, Inc.(a)	39,326	1,193,544

Phillips 66	98,933	10,029,828

Pioneer Natural Resources Co.	126,280	25,791,427

Riley Exploration Permian, Inc.	17,402	662,320

Sitio Royalties Corp., Class A	60,114	1,358,576

Williams Cos., Inc.	336,453	10,046,487

Total Oil, Gas & Consumable Fuels		254,661,764

Personal Care Products – 0.2%

Medifast, Inc.	8,838	916,235

Nu Skin Enterprises, Inc., Class A	30,986	1,218,060

Total Personal Care Products		2,134,295

Pharmaceuticals – 4.7%

Organon & Co.	114,418	2,691,111

Pfizer, Inc.	1,393,736	56,864,429

Phibro Animal Health Corp., Class A	20,539	314,658

Viatris, Inc.	347,921	3,347,000

Total Pharmaceuticals		63,217,198

Real Estate Management & Development – 0.0%

Douglas Elliman, Inc.	9,068	28,202

Kennedy-Wilson Holdings, Inc.	13,543	224,678

RE/MAX Holdings, Inc., Class A	3,277	61,477

RMR Group, Inc., Class A	2,539	66,623

Total Real Estate Management & Development		380,980

Residential REITs – 0.6%

Apartment Income REIT Corp.	9,721	348,109

AvalonBay Communities, Inc.	12,534	2,106,464

BRT Apartments Corp.	2,014	39,716

Centerspace	1,915	104,617

Elme Communities	5,179	92,497

Equity Residential	32,748	1,964,880

Essex Property Trust, Inc.	5,786	1,210,084

Independence Realty Trust, Inc.	20,775	333,023

NexPoint Residential Trust, Inc.	2,582	112,756

UDR, Inc.	28,940	1,188,276

UMH Properties, Inc.	6,063	89,672

Total Residential REITs		7,590,094

Retail REITs – 1.8%

Acadia Realty Trust	12,013	167,581

Agree Realty Corp.	7,373	505,861

Alexander’s, Inc.	412	79,825

Brixmor Property Group, Inc.	31,305	673,684

CBL & Associates Properties, Inc.	2,714	69,587

Federal Realty Investment Trust	7,419	733,220

Getty Realty Corp.	8,126	292,780

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2023

Investments	Shares	Value

Kimco Realty Corp.	53,797	$1,050,655

Kite Realty Group Trust	18,015	376,874

Macerich Co.	13,536	143,482

National Retail Properties, Inc.	19,435	858,055

NETSTREIT Corp.	6,761	123,591

Phillips Edison & Co., Inc.	9,926	323,786

Realty Income Corp.	60,949	3,859,291

Regency Centers Corp.	15,451	945,292

Retail Opportunity Investments Corp.	17,760	247,930

RPT Realty	4,844	46,066

Saul Centers, Inc.	2,749	107,211

Simon Property Group, Inc.	105,152	11,773,869

SITE Centers Corp.	22,442	275,588

Spirit Realty Capital, Inc.	14,845	591,425

Tanger Factory Outlet Centers, Inc.	9,879	193,925

Urban Edge Properties	13,213	198,988

Urstadt Biddle Properties, Inc., Class A	4,073	71,563

Whitestone REIT	6,362	58,530

Total Retail REITs		23,768,659

Semiconductors & Semiconductor Equipment – 0.0%

NVE Corp.	3,834	318,184

Specialized REITs – 1.7%

Crown Castle, Inc.	57,978	7,759,775

CubeSmart	18,749	866,579

Digital Realty Trust, Inc.	25,729	2,529,418

EPR Properties	6,864	261,518

Extra Space Storage, Inc.	11,671	1,901,556

Four Corners Property Trust, Inc.	10,308	276,873

Gaming & Leisure Properties, Inc.	24,827	1,292,494

Iron Mountain, Inc.	25,563	1,352,538

Lamar Advertising Co., Class A	7,129	712,116

Life Storage, Inc.	7,780	1,019,880

National Storage Affiliates Trust	7,715	322,333

Outfront Media, Inc.	15,420	250,267

PotlatchDeltic Corp.	6,823	337,738

Rayonier, Inc.	11,426	380,029

Uniti Group, Inc.	13,441	47,716

VICI Properties, Inc.	85,550	2,790,641

Total Specialized REITs		22,101,471

Specialty Retail – 1.1%

Aaron’s Co., Inc.	23,087	223,021

Advance Auto Parts, Inc.	18,387	2,236,043

Best Buy Co., Inc.	59,034	4,620,591

Big 5 Sporting Goods Corp.	18,099	139,181

Buckle, Inc.	32,509	1,160,246

Camping World Holdings, Inc., Class A	36,252	756,579

Foot Locker, Inc.	42,514	1,687,381

Gap, Inc.	130,256	1,307,770

Guess?, Inc.	41,179	801,344

Haverty Furniture Cos., Inc.	12,453	397,375

PetMed Express, Inc.(a)	17,304	281,017

Upbound Group, Inc.	45,147	1,106,553

Total Specialty Retail		14,717,101

Technology Hardware, Storage & Peripherals – 0.6%

HP, Inc.	214,432	6,293,579

Xerox Holdings Corp.	101,629	1,565,087

Total Technology Hardware, Storage & Peripherals		7,858,666

Textiles, Apparel & Luxury Goods – 0.3%

Carter’s, Inc.(a)	21,535	1,548,797

Kontoor Brands, Inc.	32,828	1,588,547

Movado Group, Inc.	12,236	352,030

Wolverine World Wide, Inc.	63,744	1,086,835

Total Textiles, Apparel & Luxury Goods		4,576,209

Tobacco – 8.3%

Altria Group, Inc.	1,128,689	50,362,103

Philip Morris International, Inc.	598,918	58,244,776

Universal Corp.	17,972	950,539

Vector Group Ltd.	113,742	1,366,041

Total Tobacco		110,923,459

Trading Companies & Distributors – 0.5%

MSC Industrial Direct Co., Inc., Class A	24,734	2,077,656

Watsco, Inc.(a)	12,548	3,992,272

Total Trading Companies & Distributors		6,069,928

Wireless Telecommunication Services – 0.1%

Telephone & Data Systems, Inc.	83,882	881,600
Total United States		1,331,417,175

Puerto Rico – 0.1%

Banks – 0.1%

First Bancorp	110,142	1,257,821
TOTAL COMMON STOCKS (Cost: $1,331,444,377)		1,332,674,996

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $63,239)	1,156	70,042

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)

(Cost: $2,764,365)	2,764,365	2,764,365

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,334,271,981)		1,335,509,403

Other Assets less Liabilities – 0.1%		1,590,768

NET ASSETS – 100.0%		$1,337,100,171
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $26,538,438. The Fund also had securities on loan having a total market value of $356,609 that were sold and pending settlement. The total market value of the collateral held by the Fund was $27,189,369. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,425,004.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,605,865	$15,481,202	$16,580,482	$(405,453)	$(31,090)	$70,042	$58,093

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,332,674,996	$—	$—	$1,332,674,996
Exchange-Traded Fund	70,042	—	—	70,042
Investment of Cash Collateral for Securities Loaned	—	2,764,365	—	2,764,365
Total Investments in Securities	$1,332,745,038	$2,764,365	$—	$1,335,509,403

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.8%

General Dynamics Corp.	33,228	$7,582,962

HEICO Corp.	4,599	786,613

L3Harris Technologies, Inc.	21,577	4,234,270

Lockheed Martin Corp.	54,415	25,723,603

Northrop Grumman Corp.	11,662	5,384,579

Raytheon Technologies Corp.	182,541	17,876,240

Total Aerospace & Defense		61,588,267

Air Freight & Logistics – 1.5%

Expeditors International of Washington, Inc.	15,221	1,676,137

FedEx Corp.	38,754	8,854,901

United Parcel Service, Inc., Class B	210,103	40,757,881

Total Air Freight & Logistics		51,288,919

Automobiles – 0.4%

Ford Motor Co.	1,001,575	12,619,845

General Motors Co.	78,479	2,878,610

Total Automobiles		15,498,455

Banks – 6.1%

Bank of America Corp.	1,154,391	33,015,583

Citigroup, Inc.	489,860	22,969,536

Citizens Financial Group, Inc.	117,110	3,556,631

Fifth Third Bancorp	152,899	4,073,229

First Republic Bank(a)^	9,726	136,067

Huntington Bancshares, Inc.	347,656	3,893,747

JPMorgan Chase & Co.	510,336	66,501,884

KeyCorp	244,895	3,066,085

M&T Bank Corp.	29,695	3,550,631

PNC Financial Services Group, Inc.	89,242	11,342,658

Regions Financial Corp.	202,340	3,755,430

Truist Financial Corp.	373,068	12,721,619

U.S. Bancorp	551,429	19,879,016

Wells Fargo & Co.	599,650	22,414,917

Total Banks		210,877,033

Beverages – 3.8%

Brown-Forman Corp., Class B	30,836	1,981,830

Coca-Cola Co.	1,023,843	63,508,981

Constellation Brands, Inc., Class A	13,783	3,113,442

Keurig Dr. Pepper, Inc.	254,529	8,979,783

PepsiCo, Inc.	295,330	53,838,659

Total Beverages		131,422,695

Biotechnology – 4.2%

AbbVie, Inc.	546,568	87,106,542

Amgen, Inc.	123,882	29,948,474

Gilead Sciences, Inc.	356,363	29,567,438

Total Biotechnology		146,622,454

Broadline Retail – 0.1%

eBay, Inc.	64,355	2,855,431

Building Products – 0.1%

Carrier Global Corp.	61,314	2,805,116

Capital Markets – 3.6%

Ameriprise Financial, Inc.	14,043	4,304,180

Bank of New York Mellon Corp.	157,372	7,150,984

BlackRock, Inc.	22,910	15,329,539

Charles Schwab Corp.	109,975	5,760,490

CME Group, Inc.	45,655	8,743,846

FactSet Research Systems, Inc.	1,758	729,728

Goldman Sachs Group, Inc.	52,072	17,033,272

Intercontinental Exchange, Inc.	45,410	4,735,809

LPL Financial Holdings, Inc.	3,367	681,481

Moody’s Corp.	12,051	3,687,847

Morgan Stanley	332,953	29,233,273

MSCI, Inc.	4,401	2,463,196

Nasdaq, Inc.	51,963	2,840,817

Northern Trust Corp.	39,047	3,441,212

Raymond James Financial, Inc.	17,127	1,597,435

S&P Global, Inc.	17,653	6,086,225

State Street Corp.	69,686	5,274,533

T. Rowe Price Group, Inc.	50,665	5,720,079

Total Capital Markets		124,813,946

Chemicals – 1.2%

Air Products & Chemicals, Inc.	25,844	7,422,655

Albemarle Corp.	5,472	1,209,531

CF Industries Holdings, Inc.	23,898	1,732,366

Corteva, Inc.	44,302	2,671,853

Dow, Inc.	220,739	12,100,912

DuPont de Nemours, Inc.	55,318	3,970,173

Ecolab, Inc.	23,040	3,813,811

FMC Corp.	10,499	1,282,243

Mosaic Co.	22,652	1,039,274

PPG Industries, Inc.	25,540	3,411,633

Sherwin-Williams Co.	14,588	3,278,945

Total Chemicals		41,933,396

Commercial Services & Supplies – 0.5%

Cintas Corp.	8,740	4,043,823

Republic Services, Inc.	29,502	3,989,260

Rollins, Inc.	49,618	1,862,164

Waste Management, Inc.	53,929	8,799,595

Total Commercial Services & Supplies		18,694,842

Communications Equipment – 1.8%

Cisco Systems, Inc.	1,080,436	56,479,792

Motorola Solutions, Inc.	13,264	3,795,228

Ubiquiti, Inc.(a)	2,972	807,463

Total Communications Equipment		61,082,483

Construction & Engineering – 0.0%

Quanta Services, Inc.	6,446	1,074,161

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	2,823	1,002,335

Vulcan Materials Co.	6,313	1,083,058

Total Construction Materials		2,085,393

Consumer Finance – 0.6%

American Express Co.	57,330	9,456,584

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2023

Investments	Shares	Value

Capital One Financial Corp.	53,761	$5,169,658

Discover Financial Services	35,075	3,466,813

Synchrony Financial	63,481	1,846,027

Total Consumer Finance		19,939,082

Consumer Staples Distribution & Retail – 2.4%

Costco Wholesale Corp.	27,504	13,665,913

Dollar General Corp.	11,803	2,484,059

Kroger Co.	92,708	4,576,994

Sysco Corp.	97,058	7,495,789

Target Corp.	72,823	12,061,674

Walgreens Boots Alliance, Inc.	234,816	8,119,937

Walmart, Inc.	231,355	34,113,295

Total Consumer Staples Distribution & Retail		82,517,661

Containers & Packaging – 0.1%

Avery Dennison Corp.	9,643	1,725,422

Distributors – 0.1%

Genuine Parts Co.	24,260	4,058,941

Diversified REITs – 0.1%

W.P. Carey, Inc.	63,529	4,920,321

Diversified Telecommunication Services – 1.3%

AT&T, Inc.	2,407,430	46,343,028

Electric Utilities – 3.9%

American Electric Power Co., Inc.	154,020	14,014,280

Avangrid, Inc.(a)	85,735	3,419,112

Constellation Energy Corp.	15,668	1,229,938

Duke Energy Corp.	177,791	17,151,498

Edison International	94,451	6,667,296

Entergy Corp.	43,149	4,648,873

Eversource Energy	87,635	6,858,315

Exelon Corp.	183,278	7,677,515

FirstEnergy Corp.	185,878	7,446,273

NextEra Energy, Inc.	337,965	26,050,342

PPL Corp.	124,556	3,461,411

Southern Co.	375,584	26,133,135

Xcel Energy, Inc.	130,361	8,791,546

Total Electric Utilities		133,549,534

Electrical Equipment – 0.3%

AMETEK, Inc.	12,267	1,782,763

Emerson Electric Co.	77,881	6,786,550

Rockwell Automation, Inc.	11,337	3,326,843

Total Electrical Equipment		11,896,156

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp., Class A	52,727	4,308,850

CDW Corp.	10,209	1,989,632

Corning, Inc.	155,731	5,494,190

Total Electronic Equipment, Instruments & Components		11,792,672

Energy Equipment & Services – 0.2%

Baker Hughes Co.	165,894	4,787,701

Halliburton Co.	63,742	2,016,797

Total Energy Equipment & Services		6,804,498

Entertainment – 0.1%

Activision Blizzard, Inc.	36,506	3,124,548

Electronic Arts, Inc.	14,493	1,745,682

Total Entertainment		4,870,230

Financial Services – 1.6%

Apollo Global Management, Inc.	79,479	5,019,894

Fidelity National Information Services, Inc.	89,000	4,835,370

Global Payments, Inc.	17,230	1,813,285

MasterCard, Inc., Class A	44,379	16,127,772

Visa, Inc., Class A	117,556	26,504,176

Total Financial Services		54,300,497

Food Products – 1.9%

Archer-Daniels-Midland Co.	63,522	5,060,163

Campbell Soup Co.	45,819	2,519,129

Conagra Brands, Inc.	92,174	3,462,055

General Mills, Inc.	126,930	10,847,438

Hershey Co.	22,535	5,733,129

Hormel Foods Corp.	70,659	2,817,881

J.M. Smucker Co.	15,285	2,405,401

Kellogg Co.	90,832	6,082,111

Kraft Heinz Co.	280,199	10,835,295

McCormick & Co., Inc., Non-Voting Shares	28,983	2,411,675

Mondelez International, Inc., Class A	177,521	12,376,764

Tyson Foods, Inc., Class A	49,907	2,960,483

Total Food Products		67,511,524

Gas Utilities – 0.1%

Atmos Energy Corp.	19,761	2,220,346

Ground Transportation – 1.3%

CSX Corp.	229,861	6,882,038

JB Hunt Transport Services, Inc.	7,208	1,264,716

Norfolk Southern Corp.	39,252	8,321,424

Old Dominion Freight Line, Inc.	4,949	1,686,817

Union Pacific Corp.	130,516	26,267,650

Total Ground Transportation		44,422,645

Health Care Equipment & Supplies – 1.2%

Abbott Laboratories	262,941	26,625,406

Becton Dickinson & Co.	24,046	5,952,347

ResMed, Inc.	7,844	1,717,757

Stryker Corp.	25,954	7,409,088

Zimmer Biomet Holdings, Inc.	9,589	1,238,899

Total Health Care Equipment & Supplies		42,943,497

Health Care Providers & Services – 2.9%

AmerisourceBergen Corp.	16,090	2,576,170

Cardinal Health, Inc.	36,297	2,740,423

Cigna Group	35,397	9,044,995

CVS Health Corp.	242,535	18,022,776

Elevance Health, Inc.	20,270	9,320,349

HCA Healthcare, Inc.	14,830	3,910,374

Humana, Inc.	6,165	2,992,861

Laboratory Corp. of America Holdings	5,861	1,344,631

McKesson Corp.	6,335	2,255,577

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2023

Investments	Shares	Value

Quest Diagnostics, Inc.	12,858	$1,819,150

UnitedHealth Group, Inc.	98,685	46,637,544

Total Health Care Providers & Services		100,664,850

Health Care REITs – 0.3%

Ventas, Inc.	90,872	3,939,301

Welltower, Inc.	93,464	6,700,434

Total Health Care REITs		10,639,735

Hotels, Restaurants & Leisure – 2.0%

Darden Restaurants, Inc.	35,521	5,511,438

Hilton Worldwide Holdings, Inc.	12,528	1,764,819

Marriott International, Inc., Class A	25,944	4,307,742

McDonald’s Corp.	140,673	39,333,578

Starbucks Corp.	131,919	13,736,725

Yum! Brands, Inc.	43,337	5,723,951

Total Hotels, Restaurants & Leisure		70,378,253

Household Durables – 0.2%

D.R. Horton, Inc.	23,899	2,334,693

Lennar Corp., Class A	28,595	3,005,621

Total Household Durables		5,340,314

Household Products – 2.2%

Church & Dwight Co., Inc.	19,624	1,734,958

Clorox Co.	22,525	3,564,356

Colgate-Palmolive Co.	166,325	12,499,324

Kimberly-Clark Corp.	65,598	8,804,563

Procter & Gamble Co.	332,354	49,417,716

Total Household Products		76,020,917

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp.	81,106	1,953,033

Industrial Conglomerates – 1.0%

3M Co.	144,246	15,161,697

General Electric Co.	49,769	4,757,916

Honeywell International, Inc.	73,480	14,043,498

Total Industrial Conglomerates		33,963,111

Industrial REITs – 0.5%

Prologis, Inc.	146,895	18,328,089

Insurance – 2.0%

Aflac, Inc.	124,274	8,018,158

Allstate Corp.	39,342	4,359,487

American International Group, Inc.	131,958	6,645,405

Arthur J. Gallagher & Co.	15,172	2,902,555

Brown & Brown, Inc.	13,381	768,337

Cincinnati Financial Corp.	21,408	2,399,409

Hartford Financial Services Group, Inc.	60,062	4,185,721

Marsh & McLennan Cos., Inc.	59,198	9,859,427

MetLife, Inc.	130,268	7,547,728

Principal Financial Group, Inc.	58,786	4,368,976

Progressive Corp.	25,353	3,627,000

Prudential Financial, Inc.	96,192	7,958,926

Travelers Cos., Inc.	39,876	6,835,145

W.R. Berkley Corp.	6,255	389,436

Total Insurance		69,865,710

IT Services – 1.0%

Cognizant Technology Solutions Corp., Class A	53,843	3,280,654

International Business Machines Corp.	230,761	30,250,460

Total IT Services		33,531,114

Life Sciences Tools & Services – 0.7%

Agilent Technologies, Inc.	16,672	2,306,404

Danaher Corp.	33,112	8,345,549

PerkinElmer, Inc.	6,201	826,345

Thermo Fisher Scientific, Inc.	17,385	10,020,192

West Pharmaceutical Services, Inc.	3,808	1,319,358

Total Life Sciences Tools & Services		22,817,848

Machinery – 2.0%

Caterpillar, Inc.	91,862	21,021,700

Cummins, Inc.	22,027	5,261,810

Deere & Co.	18,335	7,570,155

Dover Corp.	15,049	2,286,545

Fortive Corp.	16,735	1,140,825

IDEX Corp.	6,190	1,430,076

Illinois Tool Works, Inc.	61,392	14,945,882

Ingersoll Rand, Inc.	15,415	896,845

Otis Worldwide Corp.	51,644	4,358,754

PACCAR, Inc.	62,513	4,575,951

Parker-Hannifin Corp.	13,704	4,606,051

Westinghouse Air Brake Technologies Corp.	8,569	865,983

Xylem, Inc.	10,533	1,102,805

Total Machinery		70,063,382

Media – 1.1%

Comcast Corp., Class A	759,799	28,803,980

Fox Corp., Class A	48,634	1,655,988

Omnicom Group, Inc.	43,169	4,072,563

Sirius XM Holdings, Inc.(a)	528,328	2,097,462

Total Media		36,629,993

Metals & Mining – 0.3%

Freeport-McMoRan, Inc.	122,442	5,009,102

Nucor Corp.	30,741	4,748,563

Steel Dynamics, Inc.	17,402	1,967,470

Total Metals & Mining		11,725,135

Multi-Utilities – 1.7%

Ameren Corp.	40,351	3,485,923

CenterPoint Energy, Inc.	126,122	3,715,554

CMS Energy Corp.	50,400	3,093,552

Consolidated Edison, Inc.	96,400	9,222,588

Dominion Energy, Inc.	215,036	12,022,663

DTE Energy Co.	54,135	5,929,948

Public Service Enterprise Group, Inc.	104,294	6,513,160

Sempra Energy	53,618	8,104,897

WEC Energy Group, Inc.	59,832	5,671,475

Total Multi-Utilities		57,759,760

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc.	29,257	3,674,387

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2023

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 10.4%

Cheniere Energy, Inc.	18,843	$2,969,657

Chevron Corp.	530,852	86,613,812

ConocoPhillips	182,940	18,149,477

Coterra Energy, Inc.	339,666	8,335,404

Devon Energy Corp.	280,172	14,179,505

Diamondback Energy, Inc.	63,085	8,527,199

EOG Resources, Inc.	122,116	13,998,157

Exxon Mobil Corp.	1,199,091	131,492,319

Hess Corp.	20,647	2,732,424

Marathon Oil Corp.	58,408	1,399,456

Marathon Petroleum Corp.	75,396	10,165,643

Occidental Petroleum Corp.	61,816	3,859,173

Phillips 66	99,160	10,052,841

Pioneer Natural Resources Co.	98,853	20,189,737

Targa Resources Corp.	23,004	1,678,142

Texas Pacific Land Corp.	467	794,376

Valero Energy Corp.	105,835	14,774,566

Williams Cos., Inc.	340,924	10,179,990

Total Oil, Gas & Consumable Fuels		360,091,878

Personal Care Products – 0.1%

Estee Lauder Cos., Inc., Class A	15,431	3,803,124

Pharmaceuticals – 7.2%

Bristol-Myers Squibb Co.	486,491	33,718,691

Eli Lilly & Co.	84,992	29,187,953

Johnson & Johnson	380,049	58,907,595

Merck & Co., Inc.	574,179	61,086,904

Pfizer, Inc.	1,515,824	61,845,619

Zoetis, Inc.	23,284	3,875,389

Total Pharmaceuticals		248,622,151

Professional Services – 0.8%

Automatic Data Processing, Inc.	66,907	14,895,505

Broadridge Financial Solutions, Inc.	13,742	2,014,165

Equifax, Inc.	6,098	1,236,918

Jacobs Solutions, Inc.	5,642	662,992

Paychex, Inc.	77,548	8,886,225

Verisk Analytics, Inc.	7,847	1,505,526

Total Professional Services		29,201,331

Residential REITs – 0.6%

AvalonBay Communities, Inc.	30,105	5,059,446

Equity Residential	86,907	5,214,420

Invitation Homes, Inc.	97,916	3,057,917

Mid-America Apartment Communities, Inc.	32,101	4,848,535

Sun Communities, Inc.	17,619	2,482,165

Total Residential REITs		20,662,483

Retail REITs – 0.7%

Realty Income Corp.	171,180	10,839,117

Simon Property Group, Inc.	134,208	15,027,270

Total Retail REITs		25,866,387

Semiconductors & Semiconductor Equipment – 4.6%

Analog Devices, Inc.	53,112	10,474,749

Applied Materials, Inc.	48,425	5,948,043

Broadcom, Inc.	71,437	45,829,693

KLA Corp.	10,857	4,333,789

Lam Research Corp.	12,001	6,361,970

Microchip Technology, Inc.	52,193	4,372,729

Micron Technology, Inc.	56,186	3,390,263

Monolithic Power Systems, Inc.	2,701	1,351,958

NVIDIA Corp.	113,722	31,588,560

QUALCOMM, Inc.	155,581	19,849,024

Texas Instruments, Inc.	144,002	26,785,812

Total Semiconductors & Semiconductor Equipment		160,286,590

Software – 4.7%

Intuit, Inc.	13,095	5,838,144

Microsoft Corp.	463,198	133,539,984

Oracle Corp.	248,145	23,057,633

Roper Technologies, Inc.	4,993	2,200,365

Total Software		164,636,126

Specialized REITs – 2.2%

American Tower Corp.	72,405	14,795,238

Crown Castle, Inc.	108,529	14,525,521

Digital Realty Trust, Inc.	74,545	7,328,519

Equinix, Inc.	9,550	6,885,932

Extra Space Storage, Inc.	28,205	4,595,441

Iron Mountain, Inc.	76,139	4,028,514

Public Storage	41,328	12,486,842

SBA Communications Corp.	6,340	1,655,184

VICI Properties, Inc.	267,935	8,740,040

Weyerhaeuser Co.	95,401	2,874,432

Total Specialized REITs		77,915,663

Specialty Retail – 2.1%

Best Buy Co., Inc.	52,489	4,108,314

Home Depot, Inc.	138,395	40,843,133

Lowe’s Cos., Inc.	70,807	14,159,276

Ross Stores, Inc.	21,625	2,295,061

TJX Cos., Inc.	98,262	7,699,810

Tractor Supply Co.	10,296	2,419,972

Total Specialty Retail		71,525,566

Technology Hardware, Storage & Peripherals – 4.3%

Apple, Inc.	851,354	140,388,275

Hewlett Packard Enterprise Co.	229,736	3,659,694

HP, Inc.	205,777	6,039,555

Total Technology Hardware, Storage & Peripherals		150,087,524

Textiles, Apparel & Luxury Goods – 0.3%

NIKE, Inc., Class B	89,608	10,989,525

Tobacco – 2.6%

Altria Group, Inc.	718,082	32,040,819

Philip Morris International, Inc.	606,842	59,015,384

Total Tobacco		91,056,203

Trading Companies & Distributors – 0.3%

Fastenal Co.	119,586	6,450,469

W.W. Grainger, Inc.	5,005	3,447,494

Total Trading Companies & Distributors		9,897,963

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2023

Investments	Shares	Value

Water Utilities – 0.1%

American Water Works Co., Inc.	18,880	$2,765,731
TOTAL COMMON STOCKS (Cost: $2,799,974,725)		3,463,222,521

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $3,147,690)	52,500	3,180,975

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $4,334,043)	4,334,043	4,334,043

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,807,456,458)		3,470,737,539

Other Assets less Liabilities – (0.0)%		(329,936)

NET ASSETS – 100.0%		$3,470,407,603

^

Subsequent to March 31, 2023, the California Department of Financial Protection and Innovation (“DFPI”) announced on May 1, 2023 that regulators have taken possession of First Republic Bank. The DFPI appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver of First Republic Bank. The FDIC has accepted a bid from JPMorgan Chase & Co. to assume all deposits, including all uninsured deposits, and substantially all assets of First Republic Bank.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,552,677. The Fund also had securities on loan having a total market value of $252 that were sold and pending settlement. The total market value of the collateral held by the Fund was $5,743,822. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,409,779.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,685,016	$47,655,503	$44,981,876	$(1,158,623)	$(19,045)	$3,180,975	$138,286

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,463,222,521	$—	$—	$3,463,222,521
Exchange-Traded Fund	3,180,975	—	—	3,180,975
Investment of Cash Collateral for Securities Loaned	—	4,334,043	—	4,334,043
Total Investments in Securities	$3,466,403,496	$4,334,043	$—	$3,470,737,539

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.2%

Axon Enterprise, Inc.*	591	$132,886

General Dynamics Corp.	4,420	1,008,688

HEICO Corp.	949	162,317

Howmet Aerospace, Inc.	4,110	174,141

L3Harris Technologies, Inc.	3,505	687,821

Lockheed Martin Corp.	3,936	1,860,665

Northrop Grumman Corp.	2,313	1,067,959

Raytheon Technologies Corp.	22,114	2,165,624

Textron, Inc.	3,825	270,160

TransDigm Group, Inc.	520	383,266

Total Aerospace & Defense		7,913,527

Air Freight & Logistics – 1.1%

C.H. Robinson Worldwide, Inc.	3,413	339,150

Expeditors International of Washington, Inc.	4,532	499,064

FedEx Corp.	9,533	2,178,195

United Parcel Service, Inc., Class B	20,150	3,908,898

Total Air Freight & Logistics		6,925,307

Automobile Components – 0.1%

BorgWarner, Inc.	7,730	379,620

Automobiles – 1.5%

Ford Motor Co.	152,483	1,921,286

General Motors Co.	80,748	2,961,837

Tesla, Inc.*	22,762	4,722,204

Total Automobiles		9,605,327

Banks – 5.3%

Bank of America Corp.	237,346	6,788,096

Citigroup, Inc.	101,449	4,756,944

Citizens Financial Group, Inc.	16,521	501,743

East West Bancorp, Inc.	5,705	316,627

Fifth Third Bancorp	23,153	616,796

First Citizens BancShares, Inc., Class A	412	400,917

First Republic Bank(a)^	1,036	14,494

Huntington Bancshares, Inc.	45,476	509,331

JPMorgan Chase & Co.	86,098	11,219,430

KeyCorp	20,905	261,731

M&T Bank Corp.	3,186	380,950

PNC Financial Services Group, Inc.	11,944	1,518,082

Regions Financial Corp.	31,476	584,194

Truist Financial Corp.	43,830	1,494,603

U.S. Bancorp	45,736	1,648,783

Wells Fargo & Co.	109,600	4,096,848

Total Banks		35,109,569

Beverages – 1.3%

Brown-Forman Corp., Class B	4,131	265,499

Coca-Cola Co.	52,621	3,264,081

Constellation Brands, Inc., Class A	2,843	642,205

Keurig Dr. Pepper, Inc.	19,537	689,265

Molson Coors Beverage Co., Class B	4,391	226,927

Monster Beverage Corp.*	8,647	467,025

PepsiCo, Inc.	16,318	2,974,771

Total Beverages		8,529,773

Biotechnology – 3.2%

AbbVie, Inc.	46,931	7,479,394

Amgen, Inc.	11,199	2,707,358

Biogen, Inc.*	2,739	761,524

BioMarin Pharmaceutical, Inc.*	1,122	109,103

Gilead Sciences, Inc.	29,181	2,421,148

Incyte Corp.*	3,115	225,121

Moderna, Inc.*	21,114	3,242,688

Neurocrine Biosciences, Inc.*	655	66,299

Regeneron Pharmaceuticals, Inc.*	2,711	2,227,548

Seagen, Inc.*	1,272	257,542

United Therapeutics Corp.*	845	189,246

Vertex Pharmaceuticals, Inc.*	3,874	1,220,581

Total Biotechnology		20,907,552

Broadline Retail – 1.2%

Amazon.com, Inc.*	70,791	7,312,003

eBay, Inc.	17,879	793,291

Total Broadline Retail		8,105,294

Building Products – 0.2%

Carlisle Cos., Inc.	1,228	277,614

Carrier Global Corp.	15,350	702,263

Masco Corp.	5,864	291,558

Total Building Products		1,271,435

Capital Markets – 3.2%

Ameriprise Financial, Inc.	2,701	827,857

Bank of New York Mellon Corp.	16,552	752,123

BlackRock, Inc.	2,530	1,692,874

Cboe Global Markets, Inc.	1,835	246,330

Charles Schwab Corp.	27,935	1,463,235

CME Group, Inc.	5,054	967,942

FactSet Research Systems, Inc.	377	156,489

Franklin Resources, Inc.	21,756	586,107

Goldman Sachs Group, Inc.	11,720	3,833,729

Intercontinental Exchange, Inc.	9,407	981,056

LPL Financial Holdings, Inc.	1,035	209,484

MarketAxess Holdings, Inc.	416	162,777

Moody’s Corp.	2,118	648,150

Morgan Stanley	44,135	3,875,053

Morningstar, Inc.	419	85,070

MSCI, Inc.	680	380,589

Nasdaq, Inc.	6,414	350,653

Northern Trust Corp.	5,945	523,933

Raymond James Financial, Inc.	4,319	402,833

S&P Global, Inc.	3,334	1,149,463

State Street Corp.	11,841	896,245

T. Rowe Price Group, Inc.	5,703	643,869

Total Capital Markets		20,835,861

Chemicals – 1.5%

Air Products & Chemicals, Inc.	2,406	691,027

Albemarle Corp.	2,031	448,932

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2023

Investments	Shares	Value

Celanese Corp.	6,137	$668,258

CF Industries Holdings, Inc.	10,112	733,019

Corteva, Inc.	9,671	583,258

Dow, Inc.	34,883	1,912,286

DuPont de Nemours, Inc.	7,923	568,634

Eastman Chemical Co.	4,584	386,615

Ecolab, Inc.	3,035	502,384

FMC Corp.	2,324	283,830

Mosaic Co.	20,061	920,399

PPG Industries, Inc.	3,613	482,624

RPM International, Inc.	1,706	148,831

Sherwin-Williams Co.	2,780	624,861

Westlake Corp.	7,053	818,007

Total Chemicals		9,772,965

Commercial Services & Supplies – 0.3%

Cintas Corp.	843	390,040

Copart, Inc.*	5,377	404,404

Republic Services, Inc.	3,510	474,622

Rollins, Inc.	3,700	138,861

Waste Management, Inc.	4,348	709,463

Total Commercial Services & Supplies		2,117,390

Communications Equipment – 1.0%

Arista Networks, Inc.*	3,207	538,327

Cisco Systems, Inc.	91,022	4,758,175

Juniper Networks, Inc.	7,050	242,661

Motorola Solutions, Inc.	2,262	647,226

Ubiquiti, Inc.(a)	571	155,135

Total Communications Equipment		6,341,524

Construction & Engineering – 0.1%

AECOM	1,597	134,659

Quanta Services, Inc.	1,682	280,289

WillScot Mobile Mini Holdings Corp.*	1,850	86,728

Total Construction & Engineering		501,676

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	739	262,389

Vulcan Materials Co.	1,394	239,155

Total Construction Materials		501,544

Consumer Finance – 1.0%

American Express Co.	15,438	2,546,498

Capital One Financial Corp.	22,882	2,200,333

Discover Financial Services	13,476	1,331,968

Synchrony Financial	24,159	702,544

Total Consumer Finance		6,781,343

Consumer Staples Distribution & Retail – 1.9%

Albertsons Cos., Inc., Class A	25,313	526,004

BJ’s Wholesale Club Holdings, Inc.*	2,211	168,191

Costco Wholesale Corp.	3,895	1,935,309

Dollar General Corp.	3,079	648,006

Dollar Tree, Inc.*	3,630	521,086

Kroger Co.	20,269	1,000,681

Sysco Corp.	6,609	510,413

Target Corp.	6,752	1,118,334

Walgreens Boots Alliance, Inc.	31,547	1,090,895

Walmart, Inc.	36,018	5,310,854

Total Consumer Staples Distribution & Retail		12,829,773

Containers & Packaging – 0.2%

Avery Dennison Corp.	1,313	234,935

International Paper Co.	13,041	470,258

Packaging Corp. of America	2,473	343,327

Total Containers & Packaging		1,048,520

Distributors – 0.2%

Genuine Parts Co.	2,264	378,790

LKQ Corp.	6,514	369,734

Pool Corp.	820	280,801

Total Distributors		1,029,325

Diversified Consumer Services – 0.0%

Service Corp. International	2,467	169,680

Diversified REITs – 0.0%

W.P. Carey, Inc.	1,663	128,799

Diversified Telecommunication Services – 2.1%

AT&T, Inc.	343,789	6,617,938

Verizon Communications, Inc.	190,848	7,422,079

Total Diversified Telecommunication Services		14,040,017

Electric Utilities – 1.6%

Alliant Energy Corp.	4,231	225,935

American Electric Power Co., Inc.	9,198	836,926

Avangrid, Inc.	7,266	289,768

Constellation Energy Corp.	2,740	215,090

Duke Energy Corp.	12,316	1,188,124

Edison International	8,668	611,874

Entergy Corp.	3,850	414,799

Evergy, Inc.	4,741	289,770

Eversource Energy	4,762	372,674

Exelon Corp.	20,618	863,688

FirstEnergy Corp.	11,020	441,461

NextEra Energy, Inc.	20,482	1,578,753

NRG Energy, Inc.	13,063	447,930

PG&E Corp.*	48,866	790,163

PPL Corp.	11,364	315,806

Southern Co.	19,308	1,343,451

Xcel Energy, Inc.	7,881	531,495

Total Electric Utilities		10,757,707

Electrical Equipment – 0.3%

AMETEK, Inc.	2,898	421,166

Emerson Electric Co.	10,515	916,277

Hubbell, Inc.	628	152,799

Rockwell Automation, Inc.	1,423	417,580

Total Electrical Equipment		1,907,822

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	8,331	680,809

CDW Corp.	2,311	450,391

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2023

Investments	Shares	Value

Corning, Inc.	17,127	$604,241

Jabil, Inc.	5,008	441,505

Keysight Technologies, Inc.*	2,601	420,009

TD SYNNEX Corp.	3,724	360,446

Teledyne Technologies, Inc.*	557	249,180

Trimble, Inc.*	2,851	149,449

Total Electronic Equipment, Instruments & Components		3,356,030

Energy Equipment & Services – 0.1%

Baker Hughes Co.	8,984	259,278

Halliburton Co.	14,533	459,824

Total Energy Equipment & Services		719,102

Entertainment – 1.0%

Activision Blizzard, Inc.	10,201	873,103

Electronic Arts, Inc.	4,328	521,308

Liberty Media Corp. – Liberty Formula One, Class C*	1,637	122,497

Live Nation Entertainment, Inc.*	2,027	141,890

Netflix, Inc.*	7,332	2,533,059

Walt Disney Co.*	22,029	2,205,764

Total Entertainment		6,397,621

Financial Services – 3.5%

Berkshire Hathaway, Inc., Class B*	32,445	10,018,043

Equitable Holdings, Inc.	20,371	517,220

Fidelity National Information Services, Inc.	18,711	1,016,569

Fiserv, Inc.*	12,154	1,373,766

FleetCor Technologies, Inc.*	1,574	331,878

Global Payments, Inc.	8,217	864,757

Jack Henry & Associates, Inc.	732	110,327

MasterCard, Inc., Class A	9,224	3,352,094

Visa, Inc., Class A	24,338	5,487,245

Total Financial Services		23,071,899

Food Products – 1.2%

Archer-Daniels-Midland Co.	14,818	1,180,402

Campbell Soup Co.	5,211	286,501

Conagra Brands, Inc.	9,599	360,538

Darling Ingredients, Inc.*	3,819	223,030

General Mills, Inc.	9,767	834,688

Hershey Co.	2,366	601,934

Hormel Foods Corp.	6,189	246,817

J.M. Smucker Co.	1,997	314,268

Kellogg Co.	6,287	420,978

Kraft Heinz Co.	27,439	1,061,066

Lamb Weston Holdings, Inc.	1,425	148,941

McCormick & Co., Inc., Non-Voting Shares	2,349	195,460

Mondelez International, Inc., Class A	20,085	1,400,326

Tyson Foods, Inc., Class A	15,362	911,274

Total Food Products		8,186,223

Gas Utilities – 0.0%

Atmos Energy Corp.	2,168	243,597

Ground Transportation – 0.8%

CSX Corp.	42,219	1,264,037

JB Hunt Transport Services, Inc.	1,754	307,757

Norfolk Southern Corp.	4,261	903,332

Old Dominion Freight Line, Inc.	1,465	499,330

Union Pacific Corp.	11,016	2,217,080

Total Ground Transportation		5,191,536

Health Care Equipment & Supplies – 1.6%

Abbott Laboratories	30,818	3,120,631

Align Technology, Inc.*	1,299	434,048

Becton Dickinson & Co.	4,505	1,115,168

Boston Scientific Corp.*	17,787	889,884

Cooper Cos., Inc.	441	164,652

Dexcom, Inc.*	2,372	275,579

Edwards Lifesciences Corp.*	6,726	556,442

GE HealthCare Technologies, Inc.*	3,298	270,535

Hologic, Inc.*	6,616	533,911

IDEXX Laboratories, Inc.*	672	336,054

Insulet Corp.*	543	173,195

Intuitive Surgical, Inc.*	2,135	545,428

ResMed, Inc.	1,361	298,045

Stryker Corp.	4,479	1,278,620

Teleflex, Inc.	984	249,257

Zimmer Biomet Holdings, Inc.	3,877	500,908

Total Health Care Equipment & Supplies		10,742,357

Health Care Providers & Services – 3.0%

AmerisourceBergen Corp.	4,498	720,175

Cardinal Health, Inc.	5,746	433,823

Centene Corp.*	12,524	791,642

Cigna Group	7,147	1,826,273

CVS Health Corp.	36,143	2,685,786

Elevance Health, Inc.	4,334	1,992,817

HCA Healthcare, Inc.	6,969	1,837,586

Henry Schein, Inc.*	2,513	204,910

Humana, Inc.	1,809	878,197

Laboratory Corp. of America Holdings	2,624	601,998

McKesson Corp.	3,083	1,097,702

Molina Healthcare, Inc.*	867	231,914

Quest Diagnostics, Inc.	3,038	429,816

UnitedHealth Group, Inc.	12,143	5,738,660

Total Health Care Providers & Services		19,471,299

Health Care REITs – 0.1%

Healthpeak Properties, Inc.	8,086	177,649

Welltower, Inc.	3,262	233,853

Total Health Care REITs		411,502

Health Care Technology – 0.0%

Veeva Systems, Inc., Class A*	1,443	265,209

Hotel & Resort REITs – 0.0%

Host Hotels & Resorts, Inc.	14,151	233,350

Hotels, Restaurants & Leisure – 1.3%

Airbnb, Inc., Class A*	5,474	680,966

Aramark	2,538	90,860

Booking Holdings, Inc.*	592	1,570,227

Chipotle Mexican Grill, Inc.*	210	358,741

Darden Restaurants, Inc.	2,126	329,870

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2023

Investments	Shares	Value

Domino’s Pizza, Inc.	440	$145,143

Expedia Group, Inc.*	3,855	374,051

Hilton Worldwide Holdings, Inc.	2,701	380,490

Marriott International, Inc., Class A	3,970	659,179

McDonald’s Corp.	8,573	2,397,096

Starbucks Corp.	10,065	1,048,068

Vail Resorts, Inc.	547	127,823

Yum! Brands, Inc.	3,092	408,391

Total Hotels, Restaurants & Leisure		8,570,905

Household Durables – 0.7%

D.R. Horton, Inc.	19,197	1,875,355

Lennar Corp., Class A	15,614	1,641,188

NVR, Inc.*	104	579,508

PulteGroup, Inc.	12,923	753,152

Total Household Durables		4,849,203

Household Products – 1.0%

Church & Dwight Co., Inc.	3,088	273,010

Clorox Co.	788	124,693

Colgate-Palmolive Co.	9,774	734,516

Kimberly-Clark Corp.	4,308	578,220

Procter & Gamble Co.	30,965	4,604,186

Total Household Products		6,314,625

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp.	13,144	316,508

Industrial Conglomerates – 0.6%

3M Co.	15,426	1,621,427

General Electric Co.	9,894	945,866

Honeywell International, Inc.	8,642	1,651,659

Total Industrial Conglomerates		4,218,952

Industrial REITs – 0.2%

Prologis, Inc.	11,861	1,479,897

Rexford Industrial Realty, Inc.	1,616	96,394

Total Industrial REITs		1,576,291

Insurance – 1.9%

Aflac, Inc.	17,432	1,124,713

Allstate Corp.	2,579	285,779

American Financial Group, Inc.	2,343	284,675

American International Group, Inc.	21,096	1,062,395

Arthur J. Gallagher & Co.	2,179	416,864

Brown & Brown, Inc.	3,258	187,074

Cincinnati Financial Corp.	1,983	222,255

CNA Financial Corp.	6,671	260,369

Erie Indemnity Co., Class A	336	77,838

Fidelity National Financial, Inc.	15,512	541,834

Globe Life, Inc.	1,800	198,036

Hartford Financial Services Group, Inc.	10,628	740,665

Loews Corp.	5,395	313,018

Markel Corp.*	321	410,049

Marsh & McLennan Cos., Inc.	6,225	1,036,774

MetLife, Inc.	28,203	1,634,082

Principal Financial Group, Inc.	6,857	509,612

Progressive Corp.	5,705	816,157

Prudential Financial, Inc.	11,757	972,774

Travelers Cos., Inc.	6,168	1,057,257

W.R. Berkley Corp.	4,328	269,461

Total Insurance		12,421,681

Interactive Media & Services – 8.7%

Alphabet, Inc., Class A*	305,722	31,712,543

Match Group, Inc.*	1,506	57,815

Meta Platforms, Inc., Class A*	119,879	25,407,155

Pinterest, Inc., Class A*	8,060	219,796

Snap, Inc., Class A*	5,954	66,745

ZoomInfo Technologies, Inc.*	4,635	114,531

Total Interactive Media & Services		57,578,585

IT Services – 0.6%

Akamai Technologies, Inc.*	2,123	166,231

Cognizant Technology Solutions Corp., Class A	13,270	808,541

EPAM Systems, Inc.*	544	162,656

Gartner, Inc.*	929	302,640

GoDaddy, Inc., Class A*	1,719	133,601

International Business Machines Corp.	17,758	2,327,896

MongoDB, Inc.*	517	120,523

VeriSign, Inc.*	1,038	219,361

Total IT Services		4,241,449

Life Sciences Tools & Services – 1.3%

Agilent Technologies, Inc.	3,296	455,969

Avantor, Inc.*	14,985	316,783

Bruker Corp.	1,836	144,750

Charles River Laboratories International, Inc.*	903	182,243

Danaher Corp.	9,591	2,417,316

IQVIA Holdings, Inc.*	2,948	586,328

Mettler-Toledo International, Inc.*	200	306,042

PerkinElmer, Inc.	1,878	250,262

Repligen Corp.*	349	58,758

Thermo Fisher Scientific, Inc.	5,385	3,103,752

Waters Corp.*	615	190,422

West Pharmaceutical Services, Inc.	1,057	366,219

Total Life Sciences Tools & Services		8,378,844

Machinery – 1.7%

AGCO Corp.	1,948	263,370

Caterpillar, Inc.	9,423	2,156,359

Cummins, Inc.	3,071	733,600

Deere & Co.	5,296	2,186,613

Dover Corp.	2,961	449,894

Fortive Corp.	5,624	383,388

Graco, Inc.	2,049	149,598

IDEX Corp.	757	174,890

Illinois Tool Works, Inc.	3,638	885,671

Ingersoll Rand, Inc.	6,162	358,505

Nordson Corp.	720	160,027

Otis Worldwide Corp.	5,502	464,369

PACCAR, Inc.	11,854	867,713

Parker-Hannifin Corp.	2,813	945,477

Snap-on, Inc.	1,055	260,469

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2023

Investments	Shares	Value

Toro Co.	1,087	$120,831

Westinghouse Air Brake Technologies Corp.	3,119	315,206

Xylem, Inc.	1,644	172,127

Total Machinery		11,048,107

Media – 1.6%

Charter Communications, Inc., Class A*	4,462	1,595,656

Comcast Corp., Class A	149,099	5,652,343

Fox Corp., Class A	16,897	575,343

Interpublic Group of Cos., Inc.	9,329	347,412

Liberty Broadband Corp., Class C*	6,672	545,102

News Corp., Class A	11,972	206,756

Omnicom Group, Inc.	5,772	544,531

Paramount Global, Class B	21,281	474,779

Sirius XM Holdings, Inc.(a)	56,468	224,178

Trade Desk, Inc., Class A*	3,756	228,778

Total Media		10,394,878

Metals & Mining – 1.0%

Freeport-McMoRan, Inc.	34,379	1,406,445

Nucor Corp.	14,218	2,196,254

Reliance Steel & Aluminum Co.	2,839	728,885

Southern Copper Corp.	13,706	1,045,083

Steel Dynamics, Inc.	9,575	1,082,549

Total Metals & Mining		6,459,216

Multi-Utilities – 0.7%

Ameren Corp.	3,586	309,795

CenterPoint Energy, Inc.	10,442	307,621

CMS Energy Corp.	3,318	203,659

Consolidated Edison, Inc.	5,805	555,364

Dominion Energy, Inc.	17,984	1,005,486

DTE Energy Co.	3,010	329,715

NiSource, Inc.	6,665	186,353

Public Service Enterprise Group, Inc.	8,258	515,712

Sempra Energy	5,847	883,833

WEC Energy Group, Inc.	4,538	430,157

Total Multi-Utilities		4,727,695

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc.	525	65,935

Boston Properties, Inc.	4,713	255,067

Total Office REITs		321,002

Oil, Gas & Consumable Fuels – 8.9%

Antero Resources Corp.*	15,689	362,259

APA Corp.	17,183	619,619

Chesapeake Energy Corp.	6,781	515,627

Chevron Corp.	61,205	9,986,208

ConocoPhillips	44,922	4,456,712

Coterra Energy, Inc.	43,778	1,074,312

Devon Energy Corp.	25,492	1,290,150

Diamondback Energy, Inc.	8,932	1,207,339

EOG Resources, Inc.	19,098	2,189,204

EQT Corp.	10,375	331,066

Exxon Mobil Corp.	161,659	17,727,526

Hess Corp.	4,321	571,841

HF Sinclair Corp.	12,750	616,845

Kinder Morgan, Inc.	44,714	782,942

Marathon Oil Corp.	33,685	807,093

Marathon Petroleum Corp.	27,898	3,761,487

New Fortress Energy, Inc.	2,220	65,335

Occidental Petroleum Corp.	44,584	2,783,379

ONEOK, Inc.	8,340	529,924

Ovintiv, Inc.	11,605	418,708

Phillips 66	25,389	2,573,937

Pioneer Natural Resources Co.	10,365	2,116,948

Targa Resources Corp.	1,713	124,963

Valero Energy Corp.	23,439	3,272,084

Williams Cos., Inc.	19,127	571,132

Total Oil, Gas & Consumable Fuels		58,756,640

Passenger Airlines – 0.1%

Delta Air Lines, Inc.*	11,166	389,917

Southwest Airlines Co.	8,723	283,846

Total Passenger Airlines		673,763

Personal Care Products – 0.1%

Estee Lauder Cos., Inc., Class A	3,512	865,568

Pharmaceuticals – 4.6%

Bristol-Myers Squibb Co.	66,307	4,595,738

Eli Lilly & Co.	6,767	2,323,923

Johnson & Johnson	46,844	7,260,820

Merck & Co., Inc.	56,074	5,965,713

Pfizer, Inc.	236,859	9,663,847

Zoetis, Inc.	4,717	785,098

Total Pharmaceuticals		30,595,139

Professional Services – 0.5%

Automatic Data Processing, Inc.	3,806	847,330

Booz Allen Hamilton Holding Corp.	1,706	158,129

Broadridge Financial Solutions, Inc.	1,717	251,661

CoStar Group, Inc.*	2,765	190,370

Equifax, Inc.	1,584	321,298

Jacobs Solutions, Inc.	2,362	277,559

Leidos Holdings, Inc.	2,717	250,127

Paychex, Inc.	3,860	442,317

SS&C Technologies Holdings, Inc.	7,449	420,645

Verisk Analytics, Inc.	1,745	334,796

Total Professional Services		3,494,232

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	8,752	637,233

Residential REITs – 0.3%

American Homes 4 Rent, Class A	2,815	88,532

AvalonBay Communities, Inc.	2,424	407,378

Camden Property Trust	1,861	195,107

Equity LifeStyle Properties, Inc.	1,864	125,130

Equity Residential	6,377	382,620

Essex Property Trust, Inc.	736	153,927

Invitation Homes, Inc.	5,174	161,584

Mid-America Apartment Communities, Inc.	1,315	198,618

Sun Communities, Inc.	1,089	153,418

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2023

Investments	Shares	Value

UDR, Inc.	3,271	$134,307

Total Residential REITs		2,000,621

Retail REITs – 0.2%

Kimco Realty Corp.	4,193	81,889

Realty Income Corp.	4,335	274,492

Regency Centers Corp.	568	34,750

Simon Property Group, Inc.	5,386	603,071

Total Retail REITs		994,202

Semiconductors & Semiconductor Equipment – 5.2%

Analog Devices, Inc.	9,841	1,940,842

Applied Materials, Inc.	20,657	2,537,299

Broadcom, Inc.	9,164	5,879,073

Enphase Energy, Inc.*	892	187,570

First Solar, Inc.*	623	135,502

KLA Corp.	2,967	1,184,337

Lam Research Corp.	3,453	1,830,504

Lattice Semiconductor Corp.*	1,554	148,407

Microchip Technology, Inc.	13,400	1,122,652

Micron Technology, Inc.	56,192	3,390,625

Monolithic Power Systems, Inc.	422	211,228

NVIDIA Corp.	18,396	5,109,857

ON Semiconductor Corp.*	10,404	856,457

Qorvo, Inc.*	1,608	163,325

QUALCOMM, Inc.	42,774	5,457,107

Skyworks Solutions, Inc.	7,015	827,630

Teradyne, Inc.	2,078	223,406

Texas Instruments, Inc.	16,280	3,028,243

Total Semiconductors & Semiconductor Equipment		34,234,064

Software – 7.6%

Adobe, Inc.*	6,195	2,387,367

ANSYS, Inc.*	691	229,965

Atlassian Corp., Class A*	1,328	227,314

Autodesk, Inc.*	1,576	328,060

Bentley Systems, Inc., Class B	2,035	87,485

Bills Holdings, Inc.*	426	34,566

Black Knight, Inc.*	2,376	136,763

Cadence Design Systems, Inc.*	2,380	500,014

Ceridian HCM Holding, Inc.*	1,008	73,806

Crowdstrike Holdings, Inc., Class A*	1,536	210,831

Datadog, Inc., Class A*	2,246	163,194

Dynatrace, Inc.*	2,177	92,087

Fair Isaac Corp.*	258	181,294

Fortinet, Inc.*	5,352	355,694

Gen Digital, Inc.	14,816	254,243

HubSpot, Inc.*	402	172,357

Intuit, Inc.	2,896	1,291,124

Microsoft Corp.	108,107	31,167,248

Oracle Corp.	54,064	5,023,627

Palo Alto Networks, Inc.*	2,067	412,863

Paycom Software, Inc.*	256	77,827

Paylocity Holding Corp.*	492	97,800

PTC, Inc.*	1,567	200,936

Roper Technologies, Inc.	1,151	507,234

Salesforce, Inc.*	15,303	3,057,233

ServiceNow, Inc.*	1,465	680,815

Splunk, Inc.*	1,362	130,589

Synopsys, Inc.*	1,358	524,527

Tyler Technologies, Inc.*	257	91,142

VMware, Inc., Class A*	7,370	920,144

Workday, Inc., Class A*	1,524	314,767

Zoom Video Communications, Inc., Class A*	5,818	429,601

Total Software		50,362,517

Specialized REITs – 0.9%

American Tower Corp.	4,370	892,966

Crown Castle, Inc.	3,883	519,701

Digital Realty Trust, Inc.	4,300	422,733

Equinix, Inc.	598	431,182

Extra Space Storage, Inc.	1,963	319,832

Gaming & Leisure Properties, Inc.	3,356	174,713

Iron Mountain, Inc.	2,928	154,920

Public Storage	4,771	1,441,510

SBA Communications Corp.	762	198,935

VICI Properties, Inc.	8,909	290,612

Weyerhaeuser Co.	25,557	770,032

Total Specialized REITs		5,617,136

Specialty Retail – 1.9%

AutoZone, Inc.*	318	781,692

Bath & Body Works, Inc.	7,121	260,486

Best Buy Co., Inc.	6,044	473,064

Burlington Stores, Inc.*	631	127,525

Home Depot, Inc.	16,689	4,925,257

Lowe’s Cos., Inc.	13,443	2,688,197

O’Reilly Automotive, Inc.*	848	719,935

Ross Stores, Inc.	4,084	433,435

TJX Cos., Inc.	14,733	1,154,478

Tractor Supply Co.	1,503	353,265

Ulta Beauty, Inc.*	788	429,988

Total Specialty Retail		12,347,322

Technology Hardware, Storage & Peripherals – 5.9%

Apple, Inc.	220,844	36,417,176

Hewlett Packard Enterprise Co.	56,330	897,337

HP, Inc.	44,575	1,308,276

NetApp, Inc.	6,003	383,291

Total Technology Hardware, Storage & Peripherals		39,006,080

Textiles, Apparel & Luxury Goods – 0.3%

Deckers Outdoor Corp.*	396	178,022

NIKE, Inc., Class B	16,993	2,084,021

Total Textiles, Apparel & Luxury Goods		2,262,043

Tobacco – 0.8%

Altria Group, Inc.	57,883	2,582,739

Philip Morris International, Inc.	27,058	2,631,391

Total Tobacco		5,214,130

Trading Companies & Distributors – 0.3%

Fastenal Co.	7,201	388,422

United Rentals, Inc.	2,043	808,538

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2023

Investments	Shares	Value

W.W. Grainger, Inc.	744	$512,474

Watsco, Inc.(a)	618	196,623

Total Trading Companies & Distributors		1,906,057

Water Utilities – 0.1%

American Water Works Co., Inc.	2,074	303,820

Essential Utilities, Inc.	2,606	113,752

Total Water Utilities		417,572

Wireless Telecommunication Services – 0.2%

T-Mobile US, Inc.*	7,952	1,151,768
TOTAL COMMON STOCKS (Cost: $610,558,477)		657,755,103

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree U.S. High Dividend Fund(b) (Cost: $126,378)	1,843	151,624

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $417,512)	417,512	417,512

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $611,102,367)		658,324,239

Other Assets less Liabilities – 0.0%		310,518

NET ASSETS – 100.0%		$658,634,757
^

Subsequent to March 31, 2023, the California Department of Financial Protection and Innovation (“DFPI”) announced on May 1, 2023 that regulators have taken possession of First Republic Bank. The DFPI appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver of First Republic Bank. The FDIC has accepted a bid from JPMorgan Chase & Co. to assume all deposits, including all uninsured deposits, and substantially all assets of First Republic Bank.

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $590,429. The Fund also had securities on loan having a total market value of $5,904 that were sold and pending settlement. The total market value of the collateral held by the Fund was $618,758. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $201,246.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree U.S. High Dividend Fund	$396,757	$2,462,507	$2,612,008	$(46,675)	$(48,957)	$151,624	$30,740

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$657,755,103	$—	$—	$657,755,103
Exchange-Traded Fund	151,624	—	—	151,624
Investment of Cash Collateral for Securities Loaned	—	417,512	—	417,512
Total Investments in Securities	$657,906,727	$417,512	$—	$658,324,239

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.5%

Aerospace & Defense – 1.3%

BWX Technologies, Inc.	114,585	$7,223,438

Curtiss-Wright Corp.	19,057	3,358,987

Hexcel Corp.	48,818	3,331,828

Howmet Aerospace, Inc.	202,734	8,589,840

Huntington Ingalls Industries, Inc.	45,802	9,481,930

Textron, Inc.	110,130	7,778,482

Woodward, Inc.	35,648	3,471,046

Total Aerospace & Defense		43,235,551

Air Freight & Logistics – 0.7%

C.H. Robinson Worldwide, Inc.	226,577	22,514,956

Automobile Components – 0.8%

BorgWarner, Inc.	213,184	10,469,466

Gentex Corp.	237,686	6,662,339

Lear Corp.	73,198	10,210,389

Total Automobile Components		27,342,194

Automobiles – 0.4%

Harley-Davidson, Inc.	121,155	4,600,255

Thor Industries, Inc.	96,234	7,664,076

Total Automobiles		12,264,331

Banks – 7.9%

Ameris Bancorp	82,043	3,001,133

Associated Banc-Corp.	310,032	5,574,375

Bank OZK	290,341	9,929,662

BOK Financial Corp.	79,913	6,745,456

Cadence Bank	330,586	6,862,965

Comerica, Inc.	271,966	11,808,764

Commerce Bancshares, Inc.	150,631	8,789,319

Cullen/Frost Bankers, Inc.	125,862	13,258,303

CVB Financial Corp.	334,028	5,571,587

East West Bancorp, Inc.	270,848	15,032,064

First Citizens BancShares, Inc., Class A	7,276	7,080,276

First Financial Bankshares, Inc.	223,738	7,137,242

First Interstate BancSystem, Inc., Class A	255,437	7,627,349

FNB Corp.	1,025,920	11,900,672

Glacier Bancorp, Inc.	148,080	6,220,841

Hancock Whitney Corp.	152,647	5,556,351

Home BancShares, Inc.	318,300	6,910,293

Independent Bank Corp.	64,035	4,201,977

New York Community Bancorp, Inc.(a)	1,618,094	14,627,570

Old National Bancorp	500,188	7,212,711

Pinnacle Financial Partners, Inc.	58,320	3,216,931

Prosperity Bancshares, Inc.	149,776	9,214,219

ServisFirst Bancshares, Inc.	64,371	3,516,588

SouthState Corp.	101,947	7,264,743

Synovus Financial Corp.	273,524	8,432,745

UMB Financial Corp.	80,014	4,618,408

United Bankshares, Inc.	254,740	8,966,848

United Community Banks, Inc.	157,521	4,429,490

Valley National Bancorp	1,018,780	9,413,527

Webster Financial Corp.	295,477	11,647,703

Western Alliance Bancorp	141,353	5,023,686

Wintrust Financial Corp.	61,927	4,517,575

Zions Bancorp NA	267,035	7,992,358

Total Banks		253,303,731

Beverages – 0.5%

Coca-Cola Consolidated, Inc.	4,579	2,450,131

Molson Coors Beverage Co., Class B	289,882	14,981,102

Total Beverages		17,431,233

Broadline Retail – 0.6%

Dillard’s, Inc., Class A	7,100	2,184,528

Kohl’s Corp.	399,733	9,409,715

Macy’s, Inc.	414,759	7,254,135

Total Broadline Retail		18,848,378

Building Products – 2.4%

A.O. Smith Corp.	142,674	9,865,907

AAON, Inc.	32,446	3,137,204

Advanced Drainage Systems, Inc.(a)	46,285	3,897,660

Carlisle Cos., Inc.	48,633	10,994,462

Fortune Brands Innovations, Inc.	130,638	7,672,370

Lennox International, Inc.	32,598	8,191,226

Masco Corp.	268,590	13,354,295

Owens Corning	85,053	8,148,077

Simpson Manufacturing Co., Inc.	37,996	4,165,881

UFP Industries, Inc.	70,265	5,583,960

Zurn Elkay Water Solutions Corp.	156,573	3,344,399

Total Building Products		78,355,441

Capital Markets – 5.3%

Affiliated Managers Group, Inc.	19,800	2,819,916

Ares Management Corp., Class A	292,855	24,435,821

Blue Owl Capital, Inc.(a)	1,048,361	11,615,840

Carlyle Group, Inc.	769,333	23,895,483

Cboe Global Markets, Inc.	129,114	17,332,263

Evercore, Inc., Class A	60,744	7,008,643

Franklin Resources, Inc.	1,066,247	28,724,694

Houlihan Lokey, Inc.	90,555	7,922,657

Interactive Brokers Group, Inc., Class A	52,693	4,350,334

Jefferies Financial Group, Inc.	399,633	12,684,352

MarketAxess Holdings, Inc.	22,339	8,741,027

Morningstar, Inc.	21,532	4,371,642

SEI Investments Co.	104,727	6,027,039

Stifel Financial Corp.	119,124	7,039,037

Tradeweb Markets, Inc., Class A	53,501	4,227,649

Total Capital Markets		171,196,397

Chemicals – 3.5%

Ashland, Inc.	43,010	4,417,557

Balchem Corp.	17,701	2,238,822

Cabot Corp.	72,853	5,583,454

Celanese Corp.	144,554	15,740,485

Chemours Co.	274,798	8,227,452

Eastman Chemical Co.	215,978	18,215,585

Element Solutions, Inc.	257,086	4,964,331

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2023

Investments	Shares	Value

H.B. Fuller Co.	54,098	$3,703,008

Huntsman Corp.	458,844	12,553,972

Olin Corp.	164,428	9,125,754

RPM International, Inc.	113,814	9,929,133

Valvoline, Inc.	164,264	5,739,384

Westlake Corp.(a)	92,855	10,769,323

Total Chemicals		111,208,260

Commercial Services & Supplies – 0.3%

MSA Safety, Inc.	33,896	4,525,116

Tetra Tech, Inc.	31,750	4,664,392

Total Commercial Services & Supplies		9,189,508

Communications Equipment – 0.5%

Juniper Networks, Inc.	436,461	15,022,988

Construction & Engineering – 0.9%

AECOM	96,735	8,156,695

Comfort Systems USA, Inc.	22,526	3,287,895

EMCOR Group, Inc.	24,982	4,061,823

MDU Resources Group, Inc.	323,151	9,849,643

Valmont Industries, Inc.	14,014	4,474,390

Total Construction & Engineering		29,830,446

Construction Materials – 0.1%

Eagle Materials, Inc.	29,367	4,309,607

Consumer Finance – 1.3%

Ally Financial, Inc.	727,642	18,547,595

FirstCash Holdings, Inc.	46,179	4,404,091

OneMain Holdings, Inc.	400,065	14,834,410

SLM Corp.	398,781	4,940,897

Total Consumer Finance		42,726,993

Consumer Staples Distribution & Retail – 0.6%

Albertsons Cos., Inc., Class A	640,036	13,299,948

Casey’s General Stores, Inc.	23,105	5,001,308

Total Consumer Staples Distribution & Retail		18,301,256

Containers & Packaging – 4.1%

AptarGroup, Inc.	56,236	6,646,533

Berry Global Group, Inc.	118,781	6,996,201

Graphic Packaging Holding Co.	445,815	11,363,824

International Paper Co.	887,961	32,019,874

Packaging Corp. of America	252,153	35,006,401

Sealed Air Corp.	128,450	5,897,139

Silgan Holdings, Inc.	119,103	6,392,258

Sonoco Products Co.	245,288	14,962,568

Westrock Co.	395,306	12,044,974

Total Containers & Packaging		131,329,772

Distributors – 0.8%

LKQ Corp.	280,652	15,929,808

Pool Corp.	26,871	9,201,705

Total Distributors		25,131,513

Diversified Consumer Services – 0.8%

ADT, Inc.	740,106	5,350,966

H&R Block, Inc.	336,085	11,846,996

Service Corp. International	134,160	9,227,525

Total Diversified Consumer Services		26,425,487

Electric Utilities – 4.8%

ALLETE, Inc.	128,856	8,294,461

Alliant Energy Corp.	395,730	21,131,982

Evergy, Inc.	479,172	29,286,993

Hawaiian Electric Industries, Inc.	214,828	8,249,395

IDACORP, Inc.	82,364	8,922,492

NRG Energy, Inc.	405,810	13,915,225

OGE Energy Corp.	627,943	23,648,333

Pinnacle West Capital Corp.	254,972	20,203,981

PNM Resources, Inc.	141,195	6,873,372

Portland General Electric Co.	292,985	14,324,037

Total Electric Utilities		154,850,271

Electrical Equipment – 0.9%

Acuity Brands, Inc.	16,648	3,042,089

Hubbell, Inc.	74,300	18,077,933

Regal Rexnord Corp.	47,650	6,705,784

Vertiv Holdings Co.	191,550	2,741,081

Total Electrical Equipment		30,566,887

Electronic Equipment, Instruments & Components – 1.3%

Avnet, Inc.	199,024	8,995,885

Cognex Corp.	89,294	4,424,517

Jabil, Inc.	68,155	6,008,545

Littelfuse, Inc.	23,491	6,297,702

National Instruments Corp.	201,680	10,570,049

TD SYNNEX Corp.	68,224	6,603,401

Total Electronic Equipment, Instruments & Components		42,900,099

Energy Equipment & Services – 0.5%

ChampionX Corp.	142,124	3,855,824

Helmerich & Payne, Inc.	131,208	4,690,686

NOV, Inc.	253,501	4,692,304

Patterson-UTI Energy, Inc.	281,379	3,292,134

Total Energy Equipment & Services		16,530,948

Entertainment – 0.2%

Warner Music Group Corp., Class A	163,881	5,468,709

Financial Services – 1.7%

Enact Holdings, Inc.(a)	304,091	6,951,520

Equitable Holdings, Inc.	493,975	12,542,025

Jack Henry & Associates, Inc.	60,127	9,062,342

MGIC Investment Corp.	753,243	10,108,521

TFS Financial Corp.	860,462	10,867,635

Voya Financial, Inc.(a)	78,679	5,622,401

Total Financial Services		55,154,444

Food Products – 1.3%

Flowers Foods, Inc.	483,520	13,253,283

Ingredion, Inc.	101,737	10,349,705

Lamb Weston Holdings, Inc.	91,926	9,608,106

Lancaster Colony Corp.	28,163	5,713,710

Seaboard Corp.	536	2,020,725

Total Food Products		40,945,529

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2023

Investments	Shares	Value

Gas Utilities – 2.1%

National Fuel Gas Co.	217,668	$12,568,150

New Jersey Resources Corp.	245,741	13,073,421

ONE Gas, Inc.	148,064	11,731,111

Southwest Gas Holdings, Inc.	133,867	8,359,994

Spire, Inc.	131,109	9,195,985

UGI Corp.	403,473	14,024,722

Total Gas Utilities		68,953,383

Ground Transportation – 0.6%

Knight-Swift Transportation Holdings, Inc.	88,709	5,019,155

Landstar System, Inc.	26,090	4,676,893

Ryder System, Inc.	117,570	10,491,947

Total Ground Transportation		20,187,995

Health Care Equipment & Supplies – 0.7%

Cooper Cos., Inc.	24,207	9,037,925

Dentsply Sirona, Inc.	207,232	8,140,073

Teleflex, Inc.	23,928	6,061,202

Total Health Care Equipment & Supplies		23,239,200

Health Care Providers & Services – 0.7%

Chemed Corp.	7,493	4,029,361

Encompass Health Corp.	76,079	4,115,874

Ensign Group, Inc.	28,844	2,755,756

Premier, Inc., Class A	252,964	8,188,445

Universal Health Services, Inc., Class B	33,285	4,230,523

Total Health Care Providers & Services		23,319,959

Health Care REITs – 1.2%

Healthpeak Properties, Inc.	756,418	16,618,503

Omega Healthcare Investors, Inc.	759,085	20,806,520

Total Health Care REITs		37,425,023

Hotel & Resort REITs – 0.4%

Apple Hospitality REIT, Inc.	293,251	4,551,256

Host Hotels & Resorts, Inc.	389,752	6,427,010

Ryman Hospitality Properties, Inc.	28,794	2,583,686

Total Hotel & Resort REITs		13,561,952

Hotels, Restaurants & Leisure – 2.6%

Aramark	162,528	5,818,502

Boyd Gaming Corp.	98,602	6,322,360

Choice Hotels International, Inc.	42,166	4,941,434

Churchill Downs, Inc.	19,410	4,989,341

Domino’s Pizza, Inc.	32,155	10,606,970

Marriott Vacations Worldwide Corp.	40,591	5,474,102

Texas Roadhouse, Inc.	103,856	11,222,679

Vail Resorts, Inc.	63,485	14,835,175

Wendy’s Co.	274,038	5,968,548

Wingstop, Inc.	17,137	3,146,010

Wyndham Hotels & Resorts, Inc.	132,489	8,989,379

Total Hotels, Restaurants & Leisure		82,314,500

Household Durables – 1.1%

Leggett & Platt, Inc.	353,824	11,279,909

PulteGroup, Inc.	177,271	10,331,354

Tempur Sealy International, Inc.	143,094	5,650,782

Toll Brothers, Inc.	118,193	7,095,126

Total Household Durables		34,357,171

Household Products – 0.3%

Reynolds Consumer Products, Inc.	332,223	9,136,132

Independent Power & Renewable Electricity Producers – 1.2%

Clearway Energy, Inc., Class C	378,220	11,849,633

Ormat Technologies, Inc.	29,578	2,507,327

Vistra Corp.	984,440	23,626,560

Total Independent Power & Renewable Electricity Producers		37,983,520

Industrial REITs – 0.8%

Americold Realty Trust, Inc.	141,657	4,030,142

EastGroup Properties, Inc.	31,039	5,131,367

First Industrial Realty Trust, Inc.	71,173	3,786,404

Rexford Industrial Realty, Inc.	100,186	5,976,095

STAG Industrial, Inc.	92,287	3,121,146

Terreno Realty Corp.	39,193	2,531,868

Total Industrial REITs		24,577,022

Insurance – 5.9%

American Financial Group, Inc.	83,865	10,189,597

Assurant, Inc.	64,143	7,701,650

CNA Financial Corp.	523,728	20,441,104

Erie Indemnity Co., Class A	40,181	9,308,330

Fidelity National Financial, Inc.	659,263	23,028,057

First American Financial Corp.	221,086	12,305,647

Globe Life, Inc.	58,498	6,435,950

Hanover Insurance Group, Inc.	62,521	8,033,949

Kemper Corp.	93,380	5,104,151

Kinsale Capital Group, Inc.	12,345	3,705,352

Loews Corp.	123,845	7,185,487

Old Republic International Corp.	896,858	22,394,544

Primerica, Inc.	50,585	8,712,760

Reinsurance Group of America, Inc.	119,009	15,799,635

RLI Corp.	36,114	4,799,912

Selective Insurance Group, Inc.	70,156	6,687,971

Unum Group	477,943	18,907,425

Total Insurance		190,741,521

Leisure Products – 1.0%

Brunswick Corp.	87,497	7,174,754

Hasbro, Inc.	310,462	16,668,705

Polaris, Inc.	75,975	8,405,114

Total Leisure Products		32,248,573

Life Sciences Tools & Services – 0.2%

Bruker Corp.	75,130	5,923,249

Machinery – 4.6%

AGCO Corp.	38,546	5,211,419

Allison Transmission Holdings, Inc.	156,987	7,102,092

Crane Holdings Co.	61,289	6,956,302

Donaldson Co., Inc.	156,657	10,235,968

Flowserve Corp.	203,891	6,932,294

Franklin Electric Co., Inc.	46,750	4,399,175

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2023

Investments	Shares	Value

Graco, Inc.	164,499	$12,010,072

ITT, Inc.	90,234	7,787,194

Lincoln Electric Holdings, Inc.	80,612	13,631,489

Mueller Industries, Inc.	82,613	6,070,403

Nordson Corp.	49,214	10,938,304

Oshkosh Corp.	66,189	5,505,601

Snap-on, Inc.	107,441	26,526,109

Timken Co.	108,356	8,854,852

Toro Co.	93,320	10,373,451

Watts Water Technologies, Inc., Class A	23,569	3,967,134

Total Machinery		146,501,859

Media – 2.9%

Cable One, Inc.	6,235	4,376,970

Interpublic Group of Cos., Inc.	681,639	25,384,236

New York Times Co., Class A	121,099	4,708,329

News Corp., Class A	367,453	6,345,913

Nexstar Media Group, Inc.	60,551	10,454,736

Paramount Global, Class B	1,571,045	35,050,014

TEGNA, Inc.	371,666	6,284,872

Total Media		92,605,070

Metals & Mining – 1.4%

Alcoa Corp.	102,417	4,358,867

Commercial Metals Co.	133,202	6,513,578

Reliance Steel & Aluminum Co.	76,847	19,729,699

Royal Gold, Inc.	74,908	9,716,317

United States Steel Corp.	137,532	3,589,585

Total Metals & Mining		43,908,046

Multi-Utilities – 0.9%

Black Hills Corp.	132,527	8,362,454

NiSource, Inc.	706,208	19,745,575

Total Multi-Utilities		28,108,029

Office REITs – 0.1%

Cousins Properties, Inc.	78,087	1,669,500

Kilroy Realty Corp.	66,741	2,162,408

Total Office REITs		3,831,908

Oil, Gas & Consumable Fuels – 6.9%

Antero Midstream Corp.	1,550,010	16,259,605

APA Corp.	356,538	12,856,760

Chesapeake Energy Corp.(a)	455,825	34,660,933

Chord Energy Corp.	142,585	19,191,941

Civitas Resources, Inc.	289,508	19,784,977

Comstock Resources, Inc.(a)	647,046	6,981,626

CVR Energy, Inc.	353,089	11,574,257

DTE Midstream LLC	226,370	11,175,887

EQT Corp.	315,414	10,064,861

Equitrans Midstream Corp.	1,430,686	8,269,365

HF Sinclair Corp.	315,252	15,251,892

Magnolia Oil & Gas Corp., Class A	270,387	5,916,068

Matador Resources Co.	76,833	3,661,093

Murphy Oil Corp.	279,228	10,325,851

Ovintiv, Inc.	255,678	9,224,862

PBF Energy, Inc., Class A	238,848	10,356,449

PDC Energy, Inc.	108,415	6,958,075

Range Resources Corp.	200,529	5,308,003

SM Energy Co.	124,595	3,508,595

Total Oil, Gas & Consumable Fuels		221,331,100

Paper & Forest Products – 0.1%

Louisiana-Pacific Corp.	69,102	3,746,019

Pharmaceuticals – 1.4%

Organon & Co.	799,045	18,793,539

Viatris, Inc.	2,631,499	25,315,020

Total Pharmaceuticals		44,108,559

Professional Services – 2.8%

Booz Allen Hamilton Holding Corp.	112,203	10,400,096

Concentrix Corp.	34,883	4,240,029

Dun & Bradstreet Holdings, Inc.	393,645	4,621,392

Exponent, Inc.	44,445	4,430,722

Insperity, Inc.	59,378	7,217,396

KBR, Inc.	83,546	4,599,207

Leidos Holdings, Inc.	96,992	8,929,084

ManpowerGroup, Inc.	127,997	10,563,592

Maximus, Inc.	63,272	4,979,506

Robert Half International, Inc.	136,275	10,979,677

Science Applications International Corp.	63,270	6,798,994

SS&C Technologies Holdings, Inc.	206,686	11,671,559

Total Professional Services		89,431,254

Residential REITs – 1.8%

American Homes 4 Rent, Class A	180,907	5,689,525

Apartment Income REIT Corp.	229,979	8,235,548

Camden Property Trust	68,660	7,198,315

Equity LifeStyle Properties, Inc.	95,380	6,402,860

Essex Property Trust, Inc.	75,293	15,746,778

Independence Realty Trust, Inc.	116,208	1,862,814

UDR, Inc.	313,372	12,867,054

Total Residential REITs		58,002,894

Retail REITs – 2.7%

Agree Realty Corp.	44,453	3,049,920

Brixmor Property Group, Inc.	501,658	10,795,680

Federal Realty Investment Trust	131,321	12,978,455

Kimco Realty Corp.	737,148	14,396,501

Kite Realty Group Trust	120,310	2,516,885

National Retail Properties, Inc.	370,989	16,379,164

Phillips Edison & Co., Inc.	56,332	1,837,550

Regency Centers Corp.	155,895	9,537,656

Spirit Realty Capital, Inc.	384,814	15,330,990

Total Retail REITs		86,822,801

Semiconductors & Semiconductor Equipment – 1.6%

Amkor Technology, Inc.	181,188	4,714,512

MKS Instruments, Inc.	47,443	4,204,399

Power Integrations, Inc.	43,283	3,663,473

Skyworks Solutions, Inc.	213,790	25,222,944

Teradyne, Inc.	79,013	8,494,687

Universal Display Corp.	34,299	5,320,804

Total Semiconductors & Semiconductor Equipment		51,620,819

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2023

Investments	Shares	Value

Software – 0.8%

Bentley Systems, Inc., Class B	139,198	$5,984,122

Dolby Laboratories, Inc., Class A	78,230	6,682,407

Gen Digital, Inc.	707,388	12,138,778

Total Software		24,805,307

Specialized REITs – 2.7%

CubeSmart	391,861	18,111,815

Gaming & Leisure Properties, Inc.	451,929	23,527,424

Lamar Advertising Co., Class A	199,201	19,898,188

Life Storage, Inc.	145,358	19,054,980

National Storage Affiliates Trust	47,243	1,973,813

PotlatchDeltic Corp.	43,360	2,146,320

Rayonier, Inc.	79,597	2,647,396

Total Specialized REITs		87,359,936

Specialty Retail – 2.5%

Academy Sports & Outdoors, Inc.	63,546	4,146,377

Advance Auto Parts, Inc.	122,490	14,896,009

Bath & Body Works, Inc.	226,223	8,275,237

Dick’s Sporting Goods, Inc.	59,735	8,475,799

Foot Locker, Inc.	214,283	8,504,892

Gap, Inc.	781,895	7,850,226

Lithia Motors, Inc.	16,620	3,804,817

Murphy USA, Inc.	13,165	3,397,228

Penske Automotive Group, Inc.	72,920	10,340,785

Williams-Sonoma, Inc.	98,054	11,929,250

Total Specialty Retail		81,620,620

Technology Hardware, Storage & Peripherals – 0.7%

NetApp, Inc.	337,849	21,571,659

Textiles, Apparel & Luxury Goods – 1.0%

Columbia Sportswear Co.	54,927	4,956,613

PVH Corp.	31,753	2,831,098

Ralph Lauren Corp.	63,132	7,365,610

Tapestry, Inc.	402,474	17,350,654

Total Textiles, Apparel & Luxury Goods		32,503,975

Trading Companies & Distributors – 1.8%

Air Lease Corp.	143,649	5,655,461

Applied Industrial Technologies, Inc.	40,281	5,725,139

GATX Corp.	42,241	4,647,355

Herc Holdings, Inc.	34,798	3,963,492

MSC Industrial Direct Co., Inc., Class A	141,455	11,882,220

Watsco, Inc.(a)	85,731	27,276,175

Total Trading Companies & Distributors		59,149,842

Water Utilities – 0.5%

American States Water Co.	38,408	3,414,087

Essential Utilities, Inc.	325,195	14,194,762

Total Water Utilities		17,608,849
Total United States		3,202,992,675

Puerto Rico – 0.3%

Banks – 0.3%

Popular, Inc.	188,150	10,801,692
TOTAL COMMON STOCKS (Cost: $3,080,090,129)		3,213,794,367

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b)

(Cost: $1,799,191)	1,799,191	1,799,191

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $3,081,889,320)		3,215,593,558

Other Assets less Liabilities – 0.1%		4,409,601

NET ASSETS – 100.0%		$3,220,003,159
(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $64,721,996 and the total market value of the collateral held by the Fund was $65,798,353. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $63,999,162.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund^	$643,530	$31,423,578	$32,368,462	$442,018	$(140,664)	$—	$86,766
^	As of March 31, 2023, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,213,794,367	$—	$—	$3,213,794,367
Investment of Cash Collateral for Securities Loaned	—	1,799,191	—	1,799,191
Total Investments in Securities	$3,213,794,367	$1,799,191	$—	$3,215,593,558

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.4%

Aerospace & Defense – 0.9%

Aerojet Rocketdyne Holdings, Inc.*	7,149	$401,559

BWX Technologies, Inc.	15,904	1,002,588

Curtiss-Wright Corp.	5,604	987,761

Hexcel Corp.	6,710	457,958

Huntington Ingalls Industries, Inc.	7,717	1,597,573

Mercury Systems, Inc.*(a)	7,233	369,751

Moog, Inc., Class A	6,162	620,822

Parsons Corp.*	14,900	666,626

Woodward, Inc.	5,392	525,019

Total Aerospace & Defense		6,629,657

Air Freight & Logistics – 0.4%

Forward Air Corp.	5,441	586,322

GXO Logistics, Inc.*(a)	22,881	1,154,576

Hub Group, Inc., Class A*	13,949	1,170,879

Total Air Freight & Logistics		2,911,777

Automobile Components – 0.8%

Dorman Products, Inc.*	5,327	459,507

Fox Factory Holding Corp.*	6,434	780,895

Gentex Corp.	33,233	931,521

Goodyear Tire & Rubber Co.*	146,958	1,619,477

Lear Corp.	9,405	1,311,903

Visteon Corp.*	3,496	548,278

Total Automobile Components		5,651,581

Automobiles – 0.7%

Harley-Davidson, Inc.	48,296	1,833,799

Thor Industries, Inc.	39,914	3,178,751

Total Automobiles		5,012,550

Banks – 6.3%

Ameris Bancorp	21,642	791,664

Associated Banc-Corp.(a)	44,884	807,014

Atlantic Union Bankshares Corp.	17,790	623,540

BancFirst Corp.	5,469	454,474

Bank of Hawaii Corp.(a)	7,956	414,348

Bank OZK	36,766	1,257,397

BankUnited, Inc.	30,760	694,561

BOK Financial Corp.	14,598	1,232,217

Cadence Bank	37,412	776,673

Cathay General Bancorp	24,094	831,725

Columbia Banking System, Inc.	55,971	1,198,899

Comerica, Inc.	45,321	1,967,838

Commerce Bancshares, Inc.	21,910	1,278,449

Community Bank System, Inc.	10,940	574,241

Cullen/Frost Bankers, Inc.	10,676	1,124,610

CVB Financial Corp.	21,974	366,526

Eastern Bankshares, Inc.	33,022	416,738

First Financial Bankshares, Inc.	20,631	658,129

First Hawaiian, Inc.	30,661	632,536

First Interstate BancSystem, Inc., Class A	12,707	379,431

First Merchants Corp.	14,028	462,223

FNB Corp.(a)	108,209	$1,255,224

Fulton Financial Corp.	42,893	592,781

Glacier Bancorp, Inc.	16,634	698,794

Hancock Whitney Corp.	30,416	1,107,142

Home BancShares, Inc.	42,199	916,140

Independent Bank Corp.	8,968	588,480

Independent Bank Group, Inc.	9,617	445,748

International Bancshares Corp.	14,582	624,401

New York Community Bancorp, Inc.(a)	211,073	1,908,100

Old National Bancorp	71,304	1,028,204

Pacific Premier Bancorp, Inc.	24,052	577,729

PacWest Bancorp	64,314	625,775

Pinnacle Financial Partners, Inc.	21,707	1,197,358

Prosperity Bancshares, Inc.	21,792	1,340,644

ServisFirst Bancshares, Inc.	10,128	553,293

Simmons First National Corp., Class A	42,213	738,305

SouthState Corp.(a)	17,902	1,275,697

Synovus Financial Corp.	57,470	1,771,800

Texas Capital Bancshares, Inc.*	9,260	453,370

UMB Financial Corp.	13,199	761,846

United Bankshares, Inc.(a)	28,104	989,261

United Community Banks, Inc.	24,545	690,205

Valley National Bancorp(a)	152,354	1,407,751

Webster Financial Corp.	45,885	1,808,787

Western Alliance Bancorp	48,566	1,726,036

Wintrust Financial Corp.	16,229	1,183,906

WSFS Financial Corp.	16,851	633,766

Zions Bancorp NA	50,166	1,501,468

Total Banks		45,345,244

Beverages – 0.4%

Boston Beer Co., Inc., Class A*(a)	871	286,298

Coca-Cola Consolidated, Inc.	2,812	1,504,645

MGP Ingredients, Inc.	2,673	258,533

National Beverage Corp.*	10,198	537,638

Total Beverages		2,587,114

Biotechnology – 0.7%

Arrowhead Pharmaceuticals, Inc.*	8,894	225,908

Exelixis, Inc.*	55,601	1,079,215

Halozyme Therapeutics, Inc.*(a)	13,672	522,134

Ionis Pharmaceuticals, Inc.*(a)	12,152	434,312

Vir Biotechnology, Inc.*	105,147	2,446,771

Total Biotechnology		4,708,340

Broadline Retail – 1.2%

Dillard’s, Inc., Class A	7,885	2,426,057

Kohl’s Corp.	57,136	1,344,981

Macy’s, Inc.	195,982	3,427,725

Nordstrom, Inc.	56,159	913,707

Ollie’s Bargain Outlet Holdings, Inc.*	6,574	380,898

Total Broadline Retail		8,493,368

Building Products – 3.8%

A.O. Smith Corp.	25,702	1,777,293

AAON, Inc.	4,727	457,054

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2023

Investments	Shares	Value

Advanced Drainage Systems, Inc.(a)	15,592	$1,313,002

Armstrong World Industries, Inc.	9,901	705,347

AZEK Co., Inc.*	26,433	622,233

Builders FirstSource, Inc.*	113,824	10,105,295

Fortune Brands Innovations, Inc.	40,462	2,376,333

Lennox International, Inc.	5,658	1,421,742

Masterbrand, Inc.*	40,462	325,315

Owens Corning	41,456	3,971,485

Simpson Manufacturing Co., Inc.	11,549	1,266,233

Trex Co., Inc.*	17,242	839,168

UFP Industries, Inc.	24,979	1,985,081

Zurn Elkay Water Solutions Corp.	19,823	423,419

Total Building Products		27,589,000

Capital Markets – 2.5%

Affiliated Managers Group, Inc.	15,722	2,239,127

Blue Owl Capital, Inc.	62,302	690,306

Cohen & Steers, Inc.	10,051	642,862

Evercore, Inc., Class A	17,686	2,040,611

Federated Hermes, Inc.	21,531	864,254

Hamilton Lane, Inc., Class A	9,595	709,838

Houlihan Lokey, Inc.	13,670	1,195,988

Interactive Brokers Group, Inc., Class A	14,033	1,158,565

Jefferies Financial Group, Inc.	82,210	2,609,346

Moelis & Co., Class A	16,073	617,846

SEI Investments Co.	27,692	1,593,675

Stifel Financial Corp.	36,424	2,152,294

Tradeweb Markets, Inc., Class A	18,550	1,465,821

Total Capital Markets		17,980,533

Chemicals – 2.8%

Ashland, Inc.	9,410	966,501

Avient Corp.	26,967	1,109,962

Balchem Corp.	3,290	416,119

Cabot Corp.	15,940	1,221,642

Chemours Co.	85,628	2,563,702

Element Solutions, Inc.	56,784	1,096,499

H.B. Fuller Co.	9,358	640,555

Huntsman Corp.	93,838	2,567,408

Ingevity Corp.*	9,929	710,122

Innospec, Inc.	4,150	426,080

Livent Corp.*(a)	25,943	563,482

NewMarket Corp.	1,861	679,228

Olin Corp.	78,495	4,356,472

Quaker Chemical Corp.	1,759	348,194

Scotts Miracle-Gro Co.(a)	12,205	851,177

Sensient Technologies Corp.	7,015	537,068

Valvoline, Inc.	35,138	1,227,722

Total Chemicals		20,281,933

Commercial Services & Supplies – 0.8%

ABM Industries, Inc.	17,839	801,685

Brink’s Co.	12,665	846,022

Casella Waste Systems, Inc., Class A*	3,964	327,664

Clean Harbors, Inc.*	9,279	1,322,814

Driven Brands Holdings, Inc.*	19,565	593,015

MSA Safety, Inc.	4,511	602,218

Stericycle, Inc.*	8,888	387,606

Tetra Tech, Inc.	5,035	739,692

UniFirst Corp.	2,065	363,915

Total Commercial Services & Supplies		5,984,631

Communications Equipment – 0.8%

Calix, Inc.*	5,687	304,766

Ciena Corp.*(a)	21,313	1,119,359

Extreme Networks, Inc.*	16,416	313,874

F5, Inc.*	12,671	1,846,038

Lumentum Holdings, Inc.*(a)	24,378	1,316,656

NetScout Systems, Inc.*	12,487	357,752

ViaSat, Inc.*(a)	6,339	214,512

Total Communications Equipment		5,472,957

Construction & Engineering – 1.0%

API Group Corp.*	50,880	1,143,782

Arcosa, Inc.	5,988	377,903

Comfort Systems USA, Inc.	5,065	739,287

Dycom Industries, Inc.*	4,358	408,127

EMCOR Group, Inc.	8,344	1,356,651

Fluor Corp.*	11,420	352,992

MasTec, Inc.*	9,958	940,434

MDU Resources Group, Inc.	37,023	1,128,461

Valmont Industries, Inc.	2,853	910,906

Total Construction & Engineering		7,358,543

Construction Materials – 0.3%

Eagle Materials, Inc.	10,015	1,469,701

Summit Materials, Inc., Class A*	16,856	480,228

Total Construction Materials		1,949,929

Consumer Finance – 2.0%

Ally Financial, Inc.	239,832	6,113,318

Credit Acceptance Corp.*(a)	4,143	1,806,514

FirstCash Holdings, Inc.	7,752	739,308

Nelnet, Inc., Class A	8,794	808,081

OneMain Holdings, Inc.	79,419	2,944,856

SLM Corp.	154,038	1,908,531

Total Consumer Finance		14,320,608

Consumer Staples Distribution & Retail – 0.8%

Casey’s General Stores, Inc.	5,289	1,144,857

Grocery Outlet Holding Corp.*(a)	10,849	306,593

Performance Food Group Co.*	26,505	1,599,312

Sprouts Farmers Market, Inc.*(a)	25,479	892,529

U.S. Foods Holding Corp.*	39,404	1,455,584

United Natural Foods, Inc.*	17,484	460,703

Total Consumer Staples Distribution & Retail		5,859,578

Containers & Packaging – 2.1%

AptarGroup, Inc.	6,768	799,910

Berry Global Group, Inc.	48,299	2,844,811

Graphic Packaging Holding Co.	84,310	2,149,062

Greif, Inc., Class A	20,573	1,303,711

Sealed Air Corp.	35,855	1,646,103

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2023

Investments	Shares	Value

Silgan Holdings, Inc.	26,137	$1,402,773

Sonoco Products Co.	29,650	1,808,650

Westrock Co.	102,030	3,108,854

Total Containers & Packaging		15,063,874

Diversified Consumer Services – 0.6%

ADT, Inc.	81,794	591,370

Bright Horizons Family Solutions, Inc.*	7,388	568,802

Chegg, Inc.*	21,583	351,803

Grand Canyon Education, Inc.*	5,401	615,174

H&R Block, Inc.(a)	43,359	1,528,405

Mister Car Wash, Inc.*(a)	44,695	385,271

Total Diversified Consumer Services		4,040,825

Diversified REITs – 0.1%

Broadstone Net Lease, Inc.	25,759	438,160

Essential Properties Realty Trust, Inc.	20,008	497,199

Total Diversified REITs		935,359

Diversified Telecommunication Services – 0.6%

Cogent Communications Holdings, Inc.	4,173	265,904

Frontier Communications Parent, Inc.*(a)	54,916	1,250,437

Iridium Communications, Inc.	10,555	653,671

Lumen Technologies, Inc.(a)	812,789	2,153,891

Total Diversified Telecommunication Services		4,323,903

Electric Utilities – 1.1%

ALLETE, Inc.	8,846	569,417

Hawaiian Electric Industries, Inc.	20,220	776,448

IDACORP, Inc.	7,783	843,132

MGE Energy, Inc.	4,889	379,729

OGE Energy Corp.	49,417	1,861,044

Pinnacle West Capital Corp.	21,818	1,728,858

PNM Resources, Inc.	13,830	673,245

Portland General Electric Co.	15,491	757,355

Total Electric Utilities		7,589,228

Electrical Equipment – 1.7%

Acuity Brands, Inc.	7,126	1,302,134

Array Technologies, Inc.*(a)	12,520	273,938

Atkore, Inc.*	23,496	3,300,718

Encore Wire Corp.	14,208	2,633,169

EnerSys	8,237	715,631

Regal Rexnord Corp.	17,240	2,426,185

Shoals Technologies Group, Inc., Class A*(a)	11,080	252,513

SunPower Corp.*(a)	15,390	212,998

Sunrun, Inc.*(a)	18,783	378,477

Vertiv Holdings Co.	31,117	445,284

Total Electrical Equipment		11,941,047

Electronic Equipment, Instruments & Components – 3.0%

Advanced Energy Industries, Inc.	7,566	741,468

Arrow Electronics, Inc.*	42,111	5,258,401

Avnet, Inc.	51,140	2,311,528

Badger Meter, Inc.	2,862	348,649

Belden, Inc.	10,135	879,414

Cognex Corp.	15,125	749,444

Coherent Corp.*(a)	39,644	1,509,643

Insight Enterprises, Inc.*(a)	9,428	1,347,827

IPG Photonics Corp.*	9,792	1,207,451

Littelfuse, Inc.	5,437	1,457,605

National Instruments Corp.	19,554	1,024,825

Plexus Corp.*	3,730	363,936

Sanmina Corp.*	14,139	862,338

Vishay Intertechnology, Inc.	59,750	1,351,545

Vontier Corp.	83,030	2,270,040

Total Electronic Equipment, Instruments & Components		21,684,114

Energy Equipment & Services – 0.3%

Cactus, Inc., Class A	7,129	293,929

ChampionX Corp.	24,708	670,328

Helmerich & Payne, Inc.	9,443	337,587

Liberty Energy, Inc.	43,539	557,734

NOV, Inc.	34,025	629,803

Total Energy Equipment & Services		2,489,381

Entertainment – 0.8%

Endeavor Group Holdings, Inc., Class A*(a)	116,168	2,779,900

Madison Square Garden Sports Corp.	1,751	341,182

Warner Music Group Corp., Class A	55,608	1,855,639

World Wrestling Entertainment, Inc., Class A	8,684	792,502

Total Entertainment		5,769,223

Financial Services – 3.0%

Enact Holdings, Inc.	85,561	1,955,925

Euronet Worldwide, Inc.*	11,369	1,272,191

Jackson Financial, Inc., Class A	64,942	2,429,480

MGIC Investment Corp.	215,250	2,888,655

Mr. Cooper Group, Inc.*	18,430	755,077

PennyMac Financial Services, Inc.(a)	32,079	1,912,229

Radian Group, Inc.	124,421	2,749,704

TFS Financial Corp.(a)	24,021	303,385

Voya Financial, Inc.(a)	39,597	2,829,602

Walker & Dunlop, Inc.	9,341	711,504

Western Union Co.	171,648	1,913,875

WEX, Inc.*	10,619	1,952,728

Total Financial Services		21,674,355

Food Products – 1.1%

Flowers Foods, Inc.	30,024	822,958

Hostess Brands, Inc.*	17,438	433,857

Ingredion, Inc.	14,925	1,518,320

J & J Snack Foods Corp.	1,476	218,773

Lancaster Colony Corp.	2,834	574,962

Pilgrim’s Pride Corp.*(a)	125,090	2,899,586

Post Holdings, Inc.*	5,701	512,349

Simply Good Foods Co.*	13,153	523,095

TreeHouse Foods, Inc.*	4,196	211,604

Total Food Products		7,715,504

Gas Utilities – 0.8%

National Fuel Gas Co.	25,047	1,446,214

New Jersey Resources Corp.	16,984	903,549

ONE Gas, Inc.	9,272	734,620

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2023

Investments	Shares	Value

Southwest Gas Holdings, Inc.	6,602	$412,295

Spire, Inc.	10,500	736,470

UGI Corp.	50,110	1,741,824

Total Gas Utilities		5,974,972

Ground Transportation – 2.9%

Avis Budget Group, Inc.*	35,085	6,834,558

Hertz Global Holdings, Inc.*(a)	261,159	4,254,280

Knight-Swift Transportation Holdings, Inc.	50,513	2,858,026

Landstar System, Inc.	7,758	1,390,699

Ryder System, Inc.	28,630	2,554,941

Saia, Inc.*(a)	4,907	1,335,097

Werner Enterprises, Inc.	17,018	774,149

XPO, Inc.*	34,728	1,107,823

Total Ground Transportation		21,109,573

Health Care Equipment & Supplies – 1.8%

Dentsply Sirona, Inc.	47,943	1,883,201

Enovis Corp.*	7,902	422,678

Envista Holdings Corp.*(a)	31,373	1,282,528

Globus Medical, Inc., Class A*	9,907	561,132

Haemonetics Corp.*	5,613	464,476

ICU Medical, Inc.*(a)	3,531	582,474

Integra LifeSciences Holdings Corp.*	14,563	836,062

Lantheus Holdings, Inc.*	12,233	1,009,957

Masimo Corp.*	5,686	1,049,294

Merit Medical Systems, Inc.*	7,809	577,476

Neogen Corp.*	20,956	388,105

QuidelOrtho Corp.*	33,939	3,023,626

Shockwave Medical, Inc.*(a)	3,123	677,160

STAAR Surgical Co.*(a)	3,673	234,888

Total Health Care Equipment & Supplies		12,993,057

Health Care Providers & Services – 2.5%

Acadia Healthcare Co., Inc.*	11,172	807,177

AdaptHealth Corp.*(a)	18,425	229,023

Amedisys, Inc.*	4,995	367,382

AMN Healthcare Services, Inc.*	14,234	1,180,853

Chemed Corp.	1,814	975,478

CorVel Corp.*	1,739	330,897

DaVita, Inc.*	30,294	2,457,146

Encompass Health Corp.	20,003	1,082,162

Ensign Group, Inc.	8,579	819,638

HealthEquity, Inc.*	6,777	397,878

Option Care Health, Inc.*	18,877	599,722

Patterson Cos., Inc.	21,173	566,801

Premier, Inc., Class A	25,010	809,574

Progyny, Inc.*	7,132	229,080

R1 RCM, Inc.*(a)	65,975	989,625

Select Medical Holdings Corp.(a)	22,170	573,094

Tenet Healthcare Corp.*	55,218	3,281,054

Universal Health Services, Inc., Class B	17,862	2,270,260

Total Health Care Providers & Services		17,966,844

Health Care REITs – 0.7%

Healthcare Realty Trust, Inc.	33,850	654,320

Medical Properties Trust, Inc.(a)	296,180	2,434,599

Omega Healthcare Investors, Inc.(a)	45,997	1,260,778

Physicians Realty Trust	28,620	427,297

Total Health Care REITs		4,776,994

Health Care Technology – 0.2%

Certara, Inc.*(a)	13,717	330,717

Doximity, Inc., Class A*(a)	15,067	487,869

Evolent Health, Inc., Class A*	10,737	348,416

Total Health Care Technology		1,167,002

Hotel & Resort REITs – 0.2%

Apple Hospitality REIT, Inc.	29,292	454,612

Park Hotels & Resorts, Inc.	24,415	301,769

Ryman Hospitality Properties, Inc.	4,767	427,743

Total Hotel & Resort REITs		1,184,124

Hotels, Restaurants & Leisure – 2.6%

Boyd Gaming Corp.	33,129	2,124,231

Choice Hotels International, Inc.	7,271	852,089

Churchill Downs, Inc.	4,419	1,135,904

Hilton Grand Vacations, Inc.*	29,368	1,304,820

Krispy Kreme, Inc.	14,414	224,138

Light & Wonder, Inc.*(a)	70,756	4,248,898

Marriott Vacations Worldwide Corp.(a)	9,641	1,300,185

Papa John’s International, Inc.(a)	4,408	330,291

Penn Entertainment, Inc.*(a)	20,634	612,004

Planet Fitness, Inc., Class A*	6,240	484,661

Red Rock Resorts, Inc., Class A	19,347	862,296

SeaWorld Entertainment, Inc.*	17,572	1,077,339

Texas Roadhouse, Inc.	9,143	987,993

Travel & Leisure Co.	31,026	1,216,219

Wendy’s Co.	25,010	544,718

Wingstop, Inc.(a)	2,564	470,699

Wyndham Hotels & Resorts, Inc.	15,595	1,058,121

Total Hotels, Restaurants & Leisure		18,834,606

Household Durables – 3.2%

KB Home	66,406	2,668,193

Leggett & Platt, Inc.	29,855	951,777

Meritage Homes Corp.	27,353	3,193,736

Mohawk Industries, Inc.*	29,153	2,921,714

Skyline Champion Corp.*	24,609	1,851,335

Taylor Morrison Home Corp.*	81,296	3,110,385

Tempur Sealy International, Inc.	53,014	2,093,523

Toll Brothers, Inc.	65,548	3,934,847

TopBuild Corp.*	10,143	2,111,164

Total Household Durables		22,836,674

Household Products – 0.1%

Reynolds Consumer Products, Inc.(a)	27,406	753,665

Independent Power & Renewable Electricity Producers – 0.3%

Clearway Energy, Inc., Class C	53,401	1,673,053

Ormat Technologies, Inc.(a)	4,401	373,073

Total Independent Power & Renewable Electricity Producers		2,046,126

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2023

Investments	Shares	Value

Industrial REITs – 0.7%

EastGroup Properties, Inc.	4,113	$679,961

First Industrial Realty Trust, Inc.	23,417	1,245,785

Innovative Industrial Properties, Inc.	3,869	294,005

LXP Industrial Trust	99,080	1,021,515

STAG Industrial, Inc.	23,215	785,131

Terreno Realty Corp.	9,857	636,762

Total Industrial REITs		4,663,159

Insurance – 2.9%

American Equity Investment Life Holding Co.	28,092	1,025,077

Assurant, Inc.	13,358	1,603,895

Brighthouse Financial, Inc.*	43,260	1,908,199

CNO Financial Group, Inc.	41,015	910,123

First American Financial Corp.	27,826	1,548,795

Hanover Insurance Group, Inc.	7,627	980,070

Kinsale Capital Group, Inc.	1,934	580,490

Old Republic International Corp.	110,205	2,751,819

Primerica, Inc.	9,625	1,657,810

Reinsurance Group of America, Inc.	15,744	2,090,173

RLI Corp.	4,958	658,968

Ryan Specialty Holdings, Inc.*(a)	15,334	617,040

Selective Insurance Group, Inc.	11,192	1,066,933

Unum Group	84,716	3,351,365

Total Insurance		20,750,757

Interactive Media & Services – 0.2%

Bumble, Inc., Class A*	11,055	216,125

TripAdvisor, Inc.*	15,856	314,900

Ziff Davis, Inc.*(a)	10,638	830,296

Total Interactive Media & Services		1,361,321

IT Services – 0.4%

DigitalOcean Holdings, Inc.*(a)	10,016	392,327

DXC Technology Co.*	90,129	2,303,697

Thoughtworks Holding, Inc.*(a)	48,315	355,598

Total IT Services		3,051,622

Leisure Products – 1.3%

Acushnet Holdings Corp.	13,313	678,164

Brunswick Corp.	30,378	2,490,996

Hasbro, Inc.	29,316	1,573,976

Mattel, Inc.*	97,293	1,791,164

Polaris, Inc.	15,876	1,756,362

Topgolf Callaway Brands Corp.*(a)	27,289	589,988

YETI Holdings, Inc.*(a)	15,843	633,720

Total Leisure Products		9,514,370

Life Sciences Tools & Services – 0.6%

10X Genomics, Inc., Class A*	8,876	495,192

Azenta, Inc.*	5,379	240,011

Bio-Techne Corp.	12,233	907,566

Medpace Holdings, Inc.*(a)	3,529	663,629

Syneos Health, Inc.*	46,078	1,641,298

Total Life Sciences Tools & Services		3,947,696

Machinery – 2.9%

Albany International Corp., Class A	3,490	311,866

Allison Transmission Holdings, Inc.	35,496	1,605,839

Chart Industries, Inc.*(a)	3,502	439,151

Crane Holdings Co.	12,449	1,412,961

Donaldson Co., Inc.	19,140	1,250,608

Esab Corp.	15,822	934,606

Evoqua Water Technologies Corp.*	10,272	510,724

Federal Signal Corp.	6,727	364,671

Flowserve Corp.	13,003	442,102

Franklin Electric Co., Inc.	7,198	677,332

Hillenbrand, Inc.	18,485	878,592

ITT, Inc.	12,650	1,091,695

John Bean Technologies Corp.	5,129	560,548

Lincoln Electric Holdings, Inc.	10,033	1,696,580

Middleby Corp.*(a)	10,629	1,558,318

Mueller Industries, Inc.	29,057	2,135,108

Oshkosh Corp.	7,475	621,771

RBC Bearings, Inc.*	2,432	565,999

SPX Technologies, Inc.*	5,902	416,563

Terex Corp.	18,307	885,693

Timken Co.	18,924	1,546,469

Watts Water Technologies, Inc., Class A	4,672	786,391

Total Machinery		20,693,587

Marine Transportation – 0.0%

Kirby Corp.*	4,986	347,524

Media – 0.9%

Cable One, Inc.	1,666	1,169,532

New York Times Co., Class A	17,028	662,049

Nexstar Media Group, Inc.(a)	17,504	3,022,241

TEGNA, Inc.	84,841	1,434,661

Total Media		6,288,483

Metals & Mining – 3.5%

Alcoa Corp.	95,277	4,054,989

Alpha Metallurgical Resources, Inc.	12,719	1,984,164

ATI, Inc.*(a)	24,075	950,000

Cleveland-Cliffs, Inc.*(a)	376,823	6,907,166

Commercial Metals Co.	61,448	3,004,807

Hecla Mining Co.	45,619	288,768

MP Materials Corp.*(a)	29,897	842,796

Royal Gold, Inc.	7,528	976,457

United States Steel Corp.	176,878	4,616,516

Worthington Industries, Inc.	17,697	1,144,111

Total Metals & Mining		24,769,774

Multi-Utilities – 0.2%

Avista Corp.	9,898	420,170

Black Hills Corp.	12,482	787,614

NorthWestern Corp.	9,434	545,852

Total Multi-Utilities		1,753,636

Office REITs – 0.5%

Corporate Office Properties Trust	15,349	363,925

Cousins Properties, Inc.	41,273	882,417

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2023

Investments	Shares	Value

Douglas Emmett, Inc.	23,461	$289,274

Equity Commonwealth	7,913	163,878

Highwoods Properties, Inc.	30,884	716,200

Kilroy Realty Corp.	15,782	511,337

Vornado Realty Trust	22,650	348,130

Total Office REITs		3,275,161

Oil, Gas & Consumable Fuels – 7.0%

Antero Midstream Corp.	96,643	1,013,785

Arch Resources, Inc.	14,080	1,850,957

California Resources Corp.	32,751	1,260,914

Callon Petroleum Co.*(a)	49,238	1,646,519

Chord Energy Corp.	15,102	2,032,729

Civitas Resources, Inc.(a)	43,953	3,003,748

CNX Resources Corp.*(a)	50,356	806,703

Comstock Resources, Inc.(a)	167,358	1,805,793

CONSOL Energy, Inc.	16,473	959,882

CVR Energy, Inc.(a)	38,017	1,246,197

Denbury, Inc.*	11,587	1,015,369

DTE Midstream LLC	20,704	1,022,157

Equitrans Midstream Corp.	57,922	334,789

HighPeak Energy, Inc.	26,842	617,366

Magnolia Oil & Gas Corp., Class A	100,188	2,192,113

Matador Resources Co.	56,759	2,704,566

Murphy Oil Corp.	52,144	1,928,285

Northern Oil & Gas, Inc.(a)	45,838	1,391,183

PBF Energy, Inc., Class A	104,726	4,540,919

PDC Energy, Inc.	65,343	4,193,714

Peabody Energy Corp.*(a)	115,278	2,951,117

Permian Resources Corp.	192,151	2,017,586

Range Resources Corp.	140,498	3,718,982

SM Energy Co.	67,965	1,913,894

Southwestern Energy Co.*	732,193	3,660,965

Vitesse Energy, Inc.	9,670	184,020

Total Oil, Gas & Consumable Fuels		50,014,252

Paper & Forest Products – 0.4%

Louisiana-Pacific Corp.	52,622	2,852,639

Passenger Airlines – 0.2%

Alaska Air Group, Inc.*	30,209	1,267,570

Personal Care Products – 0.5%

BellRing Brands, Inc.*	13,175	447,950

Coty, Inc., Class A*	101,920	1,229,155

elf Beauty, Inc.*	4,481	369,010

Inter Parfums, Inc.	3,103	441,371

Olaplex Holdings, Inc.*(a)	174,471	744,991

Total Personal Care Products		3,232,477

Pharmaceuticals – 0.7%

Corcept Therapeutics, Inc.*	16,677	361,224

Harmony Biosciences Holdings, Inc.*	8,619	281,410

Organon & Co.	161,107	3,789,237

Prestige Consumer Healthcare, Inc.*	10,239	641,268

Total Pharmaceuticals		5,073,139

Professional Services – 2.5%

Alight, Inc., Class A*	83,030	764,706

ASGN, Inc.*	12,371	1,022,711

CACI International, Inc., Class A*	4,374	1,295,929

Concentrix Corp.	15,682	1,906,147

Dun & Bradstreet Holdings, Inc.	106,619	1,251,707

EXL Service Holdings, Inc.*	3,851	623,207

Exponent, Inc.	3,690	367,856

FTI Consulting, Inc.*(a)	4,642	916,099

Insperity, Inc.	5,280	641,784

KBR, Inc.(a)	24,531	1,350,432

Korn Ferry	18,975	981,767

ManpowerGroup, Inc.	16,246	1,340,782

Maximus, Inc.	9,529	749,932

Robert Half International, Inc.	27,171	2,189,167

Science Applications International Corp.	11,323	1,216,770

TriNet Group, Inc.*	19,694	1,587,533

Total Professional Services		18,206,529

Real Estate Management & Development – 0.6%

Howard Hughes Corp.*	10,793	863,440

Jones Lang LaSalle, Inc.*	18,766	2,730,265

Zillow Group, Inc., Class C*(a)	21,154	940,719

Total Real Estate Management & Development		4,534,424

Residential REITs – 0.4%

Apartment Income REIT Corp.	76,434	2,737,102

Retail REITs – 0.6%

Agree Realty Corp.	6,729	461,677

Brixmor Property Group, Inc.	43,521	936,572

Federal Realty Investment Trust	10,837	1,071,021

National Retail Properties, Inc.	21,491	948,828

Phillips Edison & Co., Inc.	8,409	274,301

Spirit Realty Capital, Inc.	19,524	777,836

Total Retail REITs		4,470,235

Semiconductors & Semiconductor Equipment – 2.4%

Allegro MicroSystems, Inc.*	17,728	850,767

Amkor Technology, Inc.	92,858	2,416,165

Axcelis Technologies, Inc.*	6,411	854,266

Cirrus Logic, Inc.*	18,779	2,054,047

Diodes, Inc.*	11,725	1,087,611

Impinj, Inc.*(a)	2,302	311,967

MACOM Technology Solutions Holdings, Inc.*	9,756	691,115

MaxLinear, Inc.*	29,175	1,027,252

MKS Instruments, Inc.	22,714	2,012,915

Onto Innovation, Inc.*	10,456	918,873

Power Integrations, Inc.	8,939	756,597

Rambus, Inc.*	9,944	509,729

Silicon Laboratories, Inc.*(a)	3,800	665,342

Synaptics, Inc.*	18,192	2,022,041

Universal Display Corp.	5,074	787,129

Total Semiconductors & Semiconductor Equipment		16,965,816

Software – 2.3%

Blackbaud, Inc.*	6,425	445,252

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2023

Investments	Shares	Value

Blackline, Inc.*	5,147	$345,621

Box, Inc., Class A*	18,875	505,661

CCC Intelligent Solutions Holdings, Inc.*(a)	66,606	597,456

CommVault Systems, Inc.*	6,302	357,575

Cvent Holding Corp.*	48,706	407,182

DocuSign, Inc.*	28,469	1,659,743

Dolby Laboratories, Inc., Class A	8,703	743,410

DoubleVerify Holdings, Inc.*	14,900	449,235

Dropbox, Inc., Class A*	78,451	1,696,111

EngageSmart, Inc.*	16,261	313,024

Envestnet, Inc.*(a)	5,964	349,908

Five9, Inc.*	5,899	426,439

Gitlab, Inc., Class A*(a)	8,007	274,560

Informatica, Inc., Class A*	42,016	689,062

Instructure Holdings, Inc.*	20,161	522,170

Jamf Holding Corp.*(a)	10,485	203,619

Manhattan Associates, Inc.*	4,767	738,170

nCino, Inc.*	9,660	239,375

NCR Corp.*	48,944	1,154,589

Paycor HCM, Inc.*(a)	16,042	425,434

PowerSchool Holdings, Inc., Class A*	19,763	391,703

Procore Technologies, Inc.*	12,636	791,393

Qualys, Inc.*	3,890	505,778

RingCentral, Inc., Class A*	16,203	496,946

SPS Commerce, Inc.*	3,125	475,937

Tenable Holdings, Inc.*(a)	8,313	394,951

Teradata Corp.*	17,197	692,695

Workiva, Inc.*	3,957	405,236

Total Software		16,698,235

Specialized REITs – 0.9%

CubeSmart	19,172	886,130

EPR Properties	12,822	488,518

Lamar Advertising Co., Class A	15,657	1,563,978

Life Storage, Inc.	9,860	1,292,547

National Storage Affiliates Trust	8,547	357,094

Outfront Media, Inc.	28,482	462,263

PotlatchDeltic Corp.	24,047	1,190,326

Rayonier, Inc.	12,469	414,719

Total Specialized REITs		6,655,575

Specialty Retail – 6.1%

Academy Sports & Outdoors, Inc.	42,112	2,747,808

Advance Auto Parts, Inc.	15,268	1,856,742

American Eagle Outfitters, Inc.	33,929	456,006

Asbury Automotive Group, Inc.*	13,658	2,868,180

AutoNation, Inc.*	36,988	4,969,708

Dick’s Sporting Goods, Inc.	35,181	4,991,832

Five Below, Inc.*	4,239	873,107

Floor & Decor Holdings, Inc., Class A*(a)	12,060	1,184,533

Foot Locker, Inc.	41,876	1,662,058

Gap, Inc.	29,168	292,847

Group 1 Automotive, Inc.	10,815	2,448,732

Leslie’s, Inc.*	41,038	451,828

Lithia Motors, Inc.(a)	18,587	4,255,122

Murphy USA, Inc.(a)	7,020	1,811,511

National Vision Holdings, Inc.*	6,533	123,082

Penske Automotive Group, Inc.	34,532	4,896,983

RH*(a)	9,748	2,374,125

Urban Outfitters, Inc.*(a)	19,049	528,038

Victoria’s Secret & Co.*(a)	34,198	1,167,862

Williams-Sonoma, Inc.	31,233	3,799,807

Total Specialty Retail		43,759,911

Technology Hardware, Storage & Peripherals – 0.4%

Pure Storage, Inc., Class A*	36,984	943,462

Super Micro Computer, Inc.*	16,741	1,783,753

Total Technology Hardware, Storage & Peripherals		2,727,215

Textiles, Apparel & Luxury Goods – 2.1%

Carter’s, Inc.(a)	11,264	810,107

Columbia Sportswear Co.	10,977	990,565

Crocs, Inc.*	19,919	2,518,558

PVH Corp.	28,925	2,578,953

Ralph Lauren Corp.	14,547	1,697,199

Skechers U.S.A., Inc., Class A*	28,695	1,363,586

Steven Madden Ltd.	24,005	864,180

Tapestry, Inc.	72,901	3,142,762

Under Armour, Inc., Class A*	121,025	1,148,527

Total Textiles, Apparel & Luxury Goods		15,114,437

Trading Companies & Distributors – 2.2%

Applied Industrial Technologies, Inc.	7,371	1,047,640

Beacon Roofing Supply, Inc.*	26,743	1,573,826

Boise Cascade Co.	30,409	1,923,369

Core & Main, Inc., Class A*(a)	61,514	1,420,973

GATX Corp.	5,802	638,336

Herc Holdings, Inc.	7,733	880,789

MSC Industrial Direct Co., Inc., Class A	12,401	1,041,684

Rush Enterprises, Inc., Class A	19,470	1,063,062

SiteOne Landscape Supply, Inc.*(a)	7,813	1,069,365

Univar Solutions, Inc.*	53,865	1,886,891

WESCO International, Inc.	20,063	3,100,536

Total Trading Companies & Distributors		15,646,471

Water Utilities – 0.1%

American States Water Co.	3,532	313,959

California Water Service Group	6,090	354,438

Total Water Utilities		668,397
Total United States		712,049,307

Ghana – 0.2%

Oil, Gas & Consumable Fuels – 0.2%

Kosmos Energy Ltd.*	214,991	1,599,533

Singapore – 0.2%

Semiconductors & Semiconductor Equipment – 0.2%

Kulicke & Soffa Industries, Inc.	29,281	1,542,816
TOTAL COMMON STOCKS (Cost: $701,184,724)		715,191,656

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (concluded)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2023

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. MidCap Dividend Fund(b)
(Cost: $664,572)	16,719	$685,145

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $1,406,966)	1,406,966	1,406,966

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $703,256,262)		717,283,767

Other Assets less Liabilities – (0.1)%		(591,956)

NET ASSETS – 100.0%		$716,691,811
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $91,298,940 and the total market value of the collateral held by the Fund was $91,523,223. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $90,116,257.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,294,204	$5,960,982	$7,132,910	$(297,087)	$(140,044)	$685,145	$67,519

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$715,191,656	$—	$—	$715,191,656
Exchange-Traded Fund	685,145	—	—	685,145
Investment of Cash Collateral for Securities Loaned	—	1,406,966	—	1,406,966
Total Investments in Securities	$715,876,801	$1,406,966	$—	$717,283,767

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.2%

General Dynamics Corp.	4,772	$1,089,018

Huntington Ingalls Industries, Inc.	4,840	1,001,977

Lockheed Martin Corp.	2,243	1,060,333

Total Aerospace & Defense		3,151,328

Air Freight & Logistics – 0.7%

C.H. Robinson Worldwide, Inc.	8,610	855,576

Expeditors International of Washington, Inc.	8,025	883,713

Total Air Freight & Logistics		1,739,289

Automobile Components – 0.4%

BorgWarner, Inc.	22,100	1,085,331

Automobiles – 0.3%

Harley-Davidson, Inc.	17,540	665,994

Beverages – 0.7%

Molson Coors Beverage Co., Class B	15,723	812,565

PepsiCo, Inc.	5,700	1,039,110

Total Beverages		1,851,675

Biotechnology – 4.0%

AbbVie, Inc.	8,355	1,331,536

Amgen, Inc.	5,205	1,258,309

Biogen, Inc.*	2,108	586,087

Gilead Sciences, Inc.	14,929	1,238,659

Halozyme Therapeutics, Inc.*	16,978	648,390

Incyte Corp.*	14,738	1,065,115

Moderna, Inc.*	3,518	540,294

Neurocrine Biosciences, Inc.*	8,431	853,386

Regeneron Pharmaceuticals, Inc.*	1,130	928,487

United Therapeutics Corp.*	4,299	962,804

Vertex Pharmaceuticals, Inc.*	3,293	1,037,526

Total Biotechnology		10,450,593

Broadline Retail – 0.5%

Dillard’s, Inc., Class A	2,189	673,511

Macy’s, Inc.	31,051	543,082

Total Broadline Retail		1,216,593

Building Products – 0.5%

Builders FirstSource, Inc.*	6,511	578,047

Carlisle Cos., Inc.	3,420	773,159

Total Building Products		1,351,206

Capital Markets – 2.0%

Cboe Global Markets, Inc.	14,784	1,984,604

Charles Schwab Corp.	15,564	815,242

Interactive Brokers Group, Inc., Class A	16,206	1,337,967

LPL Financial Holdings, Inc.	4,821	975,771

Total Capital Markets		5,113,584

Chemicals – 0.5%

CF Industries Holdings, Inc.	8,670	628,488

Mosaic Co.	11,997	550,423

Total Chemicals		1,178,911

Commercial Services & Supplies – 0.4%

Clean Harbors, Inc.*	6,482	924,074

Communications Equipment – 1.2%

Cisco Systems, Inc.	60,210	3,147,478

Construction & Engineering – 0.8%

EMCOR Group, Inc.	6,289	1,022,529

Valmont Industries, Inc.	2,944	939,960

Total Construction & Engineering		1,962,489

Consumer Staples Distribution & Retail – 1.0%

Albertsons Cos., Inc., Class A	36,972	768,278

Casey’s General Stores, Inc.	4,245	918,873

Kroger Co.	17,809	879,230

Total Consumer Staples Distribution & Retail		2,566,381

Containers & Packaging – 0.9%

Graphic Packaging Holding Co.	46,009	1,172,770

Silgan Holdings, Inc.	23,484	1,260,386

Total Containers & Packaging		2,433,156

Distributors – 0.6%

Genuine Parts Co.	9,311	1,557,823

Diversified Consumer Services – 1.3%

ADT, Inc.	123,696	894,322

H&R Block, Inc.	32,181	1,134,380

Service Corp. International	20,460	1,407,239

Total Diversified Consumer Services		3,435,941

Diversified Telecommunication Services – 1.6%

AT&T, Inc.	100,360	1,931,930

Verizon Communications, Inc.	61,152	2,378,201

Total Diversified Telecommunication Services		4,310,131

Electric Utilities – 1.1%

Evergy, Inc.	16,223	991,550

OGE Energy Corp.	28,514	1,073,837

PG&E Corp.*	47,569	769,191

Total Electric Utilities		2,834,578

Electrical Equipment – 0.5%

Acuity Brands, Inc.	4,162	760,522

Atkore, Inc.*	4,024	565,292

Total Electrical Equipment		1,325,814

Electronic Equipment, Instruments & Components – 2.0%

Arrow Electronics, Inc.*	21,943	2,740,022

Jabil, Inc.	29,788	2,626,110

Total Electronic Equipment, Instruments & Components		5,366,132

Entertainment – 2.5%

Activision Blizzard, Inc.	28,185	2,412,354

Electronic Arts, Inc.	17,743	2,137,144

World Wrestling Entertainment, Inc., Class A	22,017	2,009,272

Total Entertainment		6,558,770

Financial Services – 6.9%

Fiserv, Inc.*	26,562	3,002,303

FleetCor Technologies, Inc.*	11,413	2,406,431

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (continued)

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2023

Investments	Shares	Value

Jack Henry & Associates, Inc.	21,048	$3,172,355

MasterCard, Inc., Class A	7,996	2,905,826

Visa, Inc., Class A	14,222	3,206,492

Voya Financial, Inc.(a)	17,911	1,279,920

WEX, Inc.*	11,744	2,159,604

Total Financial Services		18,132,931

Food Products – 4.0%

Archer-Daniels-Midland Co.	10,117	805,920

Campbell Soup Co.	18,159	998,382

Conagra Brands, Inc.	26,523	996,204

Flowers Foods, Inc.	35,123	962,721

General Mills, Inc.	12,326	1,053,380

Hershey Co.	4,001	1,017,894

Ingredion, Inc.	9,417	957,991

J.M. Smucker Co.	6,342	998,041

Kellogg Co.	14,710	984,982

Kraft Heinz Co.	23,762	918,877

Lamb Weston Holdings, Inc.	8,066	843,058

Total Food Products		10,537,450

Gas Utilities – 0.3%

UGI Corp.	22,644	787,105

Ground Transportation – 0.4%

Landstar System, Inc.	5,291	948,465

Health Care Equipment & Supplies – 0.6%

Hologic, Inc.*	13,316	1,074,601

QuidelOrtho Corp.*	6,618	589,598

Total Health Care Equipment & Supplies		1,664,199

Health Care Providers & Services – 7.0%

Acadia Healthcare Co., Inc.*	10,903	787,742

AmerisourceBergen Corp.	7,527	1,205,148

Cardinal Health, Inc.	14,277	1,077,913

Centene Corp.*	13,861	876,154

Chemed Corp.	2,306	1,240,051

Cigna Group	4,156	1,061,983

CVS Health Corp.	14,331	1,064,937

Elevance Health, Inc.	2,356	1,083,312

Encompass Health Corp.	15,359	830,922

HCA Healthcare, Inc.	2,795	736,986

Henry Schein, Inc.*	14,384	1,172,871

Humana, Inc.	2,274	1,103,936

Laboratory Corp. of America Holdings	4,249	974,806

McKesson Corp.	3,602	1,282,492

Molina Healthcare, Inc.*	3,678	983,828

Option Care Health, Inc.*	19,154	608,523

Quest Diagnostics, Inc.	8,669	1,226,490

UnitedHealth Group, Inc.	2,423	1,145,085

Total Health Care Providers & Services		18,463,179

Health Care REITs – 0.5%

Omega Healthcare Investors, Inc.	50,499	1,384,178

Hotel & Resort REITs – 0.4%

Host Hotels & Resorts, Inc.	63,728	1,050,875

Hotels, Restaurants & Leisure – 3.1%

Booking Holdings, Inc.*	355	941,606

Boyd Gaming Corp.	16,097	1,032,140

Choice Hotels International, Inc.	9,833	1,152,329

Darden Restaurants, Inc.	8,729	1,354,392

McDonald’s Corp.	6,027	1,685,209

Texas Roadhouse, Inc.	9,989	1,079,411

Wyndham Hotels & Resorts, Inc.	14,878	1,009,472

Total Hotels, Restaurants & Leisure		8,254,559

Household Durables – 1.1%

D.R. Horton, Inc.	9,810	958,339

Lennar Corp., Class A	9,743	1,024,087

PulteGroup, Inc.	16,482	960,571

Total Household Durables		2,942,997

Household Products – 0.8%

Colgate-Palmolive Co.	12,758	958,764

Kimberly-Clark Corp.	7,724	1,036,715

Total Household Products		1,995,479

Independent Power & Renewable Electricity Producers – 0.3%

Vistra Corp.	34,092	818,208

Insurance – 8.3%

Aflac, Inc.	25,485	1,644,292

American International Group, Inc.	24,261	1,221,784

CNA Financial Corp.	41,766	1,630,127

Fidelity National Financial, Inc.	37,393	1,306,137

Globe Life, Inc.	15,448	1,699,589

Loews Corp.	29,587	1,716,638

Old Republic International Corp.	64,431	1,608,842

Primerica, Inc.	7,575	1,304,718

Reinsurance Group of America, Inc.	11,579	1,537,228

RLI Corp.	13,258	1,762,121

Selective Insurance Group, Inc.	17,358	1,654,738

Travelers Cos., Inc.	10,199	1,748,210

Unum Group	32,712	1,294,087

W.R. Berkley Corp.	28,360	1,765,694

Total Insurance		21,894,205

IT Services – 7.2%

Akamai Technologies, Inc.*	37,848	2,963,498

Cognizant Technology Solutions Corp., Class A	41,376	2,521,040

DXC Technology Co.*	66,170	1,691,305

Gartner, Inc.*	8,393	2,734,188

GoDaddy, Inc., Class A*	33,262	2,585,123

International Business Machines Corp.	29,289	3,839,495

VeriSign, Inc.*	12,722	2,688,540

Total IT Services		19,023,189

Life Sciences Tools & Services – 0.2%

Medpace Holdings, Inc.*	2,571	483,476

Machinery – 1.6%

AGCO Corp.	5,133	693,982

Caterpillar, Inc.	3,572	817,416

Deere & Co.	1,962	810,070

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2023

Investments	Shares	Value

PACCAR, Inc.	14,379	$1,052,543

Timken Co.	8,998	735,317

Total Machinery		4,109,328

Media – 3.0%

Charter Communications, Inc., Class A*	3,469	1,240,549

Fox Corp., Class A	56,046	1,908,366

Liberty Media Corp. – Liberty SiriusXM, Class C*	65,469	1,832,477

New York Times Co., Class A	35,346	1,374,253

Nexstar Media Group, Inc.	9,480	1,636,817

Total Media		7,992,462

Metals & Mining – 1.2%

Commercial Metals Co.	16,469	805,334

Nucor Corp.	4,190	647,229

Reliance Steel & Aluminum Co.	4,290	1,101,415

Steel Dynamics, Inc.	6,209	701,989

Total Metals & Mining		3,255,967

Multi-Utilities – 1.1%

Consolidated Edison, Inc.	11,085	1,060,502

DTE Energy Co.	8,839	968,224

Public Service Enterprise Group, Inc.	15,654	977,592

Total Multi-Utilities		3,006,318

Oil, Gas & Consumable Fuels – 4.5%

Antero Resources Corp.*	28,637	661,228

Chesapeake Energy Corp.	10,676	811,803

Chord Energy Corp.	6,198	834,251

Civitas Resources, Inc.	11,340	774,976

EQT Corp.	23,979	765,170

Exxon Mobil Corp.	10,682	1,171,388

HF Sinclair Corp.	18,254	883,129

Marathon Petroleum Corp.	9,240	1,245,829

Ovintiv, Inc.	16,578	598,134

PBF Energy, Inc., Class A	18,123	785,813

PDC Energy, Inc.	11,340	727,801

Phillips 66	9,953	1,009,035

Southwestern Energy Co.*	132,940	664,700

Valero Energy Corp.	7,091	989,904

Total Oil, Gas & Consumable Fuels		11,923,161

Pharmaceuticals – 2.4%

Bristol-Myers Squibb Co.	19,580	1,357,090

Elanco Animal Health, Inc.*	56,299	529,211

Johnson & Johnson	7,955	1,233,025

Merck & Co., Inc.	12,354	1,314,342

Organon & Co.	31,451	739,727

Pfizer, Inc.	29,585	1,207,068

Total Pharmaceuticals		6,380,463

Professional Services – 2.8%

Booz Allen Hamilton Holding Corp.	10,701	991,875

CACI International, Inc., Class A*	3,818	1,131,197

Concentrix Corp.	17,954	2,182,309

Leidos Holdings, Inc.	12,063	1,110,520

Robert Half International, Inc.	9,237	744,225

Science Applications International Corp.	10,256	1,102,110

Total Professional Services		7,262,236

Residential REITs – 0.6%

Apartment Income REIT Corp.	41,375	1,481,639

Retail REITs – 0.6%

National Retail Properties, Inc.	37,498	1,655,537

Semiconductors & Semiconductor Equipment – 2.4%

Allegro MicroSystems, Inc.*	40,114	1,925,071

Amkor Technology, Inc.	60,776	1,581,392

Cirrus Logic, Inc.*	25,125	2,748,172

Total Semiconductors & Semiconductor Equipment		6,254,635

Software – 7.9%

Black Knight, Inc.*	55,224	3,178,693

Dolby Laboratories, Inc., Class A	40,153	3,429,869

Dropbox, Inc., Class A*	116,380	2,516,136

Fair Isaac Corp.*	2,587	1,817,859

Gen Digital, Inc.	139,688	2,397,046

Oracle Corp.	34,240	3,181,581

Palo Alto Networks, Inc.*	9,402	1,877,956

PTC, Inc.*	18,839	2,415,725

Total Software		20,814,865

Specialized REITs – 0.6%

Gaming & Leisure Properties, Inc.	30,655	1,595,899

Specialty Retail – 3.4%

AutoNation, Inc.*	6,945	933,130

AutoZone, Inc.*	596	1,465,057

Murphy USA, Inc.	5,616	1,449,209

O’Reilly Automotive, Inc.*	1,774	1,506,091

Penske Automotive Group, Inc.	6,997	992,245

TJX Cos., Inc.	16,567	1,298,190

Ulta Beauty, Inc.*	2,350	1,282,324

Total Specialty Retail		8,926,246

Tobacco – 0.4%

Altria Group, Inc.	21,009	937,422

Trading Companies & Distributors – 0.7%

Univar Solutions, Inc.*	23,882	836,587

W.W. Grainger, Inc.	1,346	927,138

Total Trading Companies & Distributors		1,763,725

Wireless Telecommunication Services – 0.8%

T-Mobile US, Inc.*	14,134	2,047,169

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $254,341,710)		262,014,838

Other Assets less Liabilities – 0.2%		549,018

NET ASSETS – 100.0%		$262,563,856
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan was $1,192,096 and the total market value of the collateral held by the Fund was $1,196,507, which was entirely composed of non-cash U.S. Government securities.

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$262,014,838	$—	$—	$262,014,838
Total Investments in Securities	$262,014,838	$—	$—	$262,014,838

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.7%

BWX Technologies, Inc.	39,346	$2,480,372

Curtiss-Wright Corp.	8,739	1,540,336

General Dynamics Corp.	155,445	35,474,104

HEICO Corp.	13,611	2,328,025

Hexcel Corp.	13,933	950,927

Howmet Aerospace, Inc.	51,526	2,183,157

Huntington Ingalls Industries, Inc.	24,009	4,970,343

Lockheed Martin Corp.	178,763	84,506,633

Textron, Inc.	26,518	1,872,966

Woodward, Inc.	10,334	1,006,222

Total Aerospace & Defense		137,313,085

Air Freight & Logistics – 2.2%

FedEx Corp.	187,110	42,752,764

United Parcel Service, Inc., Class B	683,290	132,551,427

Total Air Freight & Logistics		175,304,191

Automobile Components – 0.2%

BorgWarner, Inc.	108,118	5,309,675

Gentex Corp.	115,456	3,236,232

Lear Corp.	35,027	4,885,916

Total Automobile Components		13,431,823

Banks – 2.5%

First Citizens BancShares, Inc., Class A	2,334	2,271,215

First Interstate BancSystem, Inc., Class A(a)	114,908	3,431,153

M&T Bank Corp.	141,383	16,905,165

U.S. Bancorp	1,786,988	64,420,918

Wells Fargo & Co.	2,917,745	109,065,308

Western Alliance Bancorp	72,922	2,591,648

Total Banks		198,685,407

Beverages – 5.0%

Brown-Forman Corp., Class B	145,559	9,355,077

Coca-Cola Co.	3,321,495	206,032,335

Coca-Cola Consolidated, Inc.	1,198	641,026

Constellation Brands, Inc., Class A	63,661	14,380,383

PepsiCo, Inc.	955,734	174,230,308

Total Beverages		404,639,129

Biotechnology – 1.2%

Amgen, Inc.	402,040	97,193,170

Broadline Retail – 0.2%

eBay, Inc.	301,924	13,396,368

Building Products – 0.3%

A.O. Smith Corp.	71,026	4,911,448

AAON, Inc.	5,251	507,719

Advanced Drainage Systems, Inc.(a)	15,055	1,267,782

Carlisle Cos., Inc.	16,490	3,727,894

Carrier Global Corp.	305,710	13,986,232

Lennox International, Inc.	13,778	3,462,136

Total Building Products		27,863,211

Capital Markets – 5.3%

Ameriprise Financial, Inc.	46,586	14,278,609

Bank of New York Mellon Corp.	745,355	33,868,931

Charles Schwab Corp.	544,230	28,506,768

Evercore, Inc., Class A	30,330	3,499,475

FactSet Research Systems, Inc.	8,725	3,621,660

Goldman Sachs Group, Inc.	253,766	83,009,396

Houlihan Lokey, Inc.	28,115	2,459,781

Interactive Brokers Group, Inc., Class A	18,074	1,492,190

Jefferies Financial Group, Inc.	200,308	6,357,776

LPL Financial Holdings, Inc.	13,665	2,765,796

MarketAxess Holdings, Inc.	9,703	3,796,687

Moody’s Corp.	49,618	15,184,100

Morgan Stanley	1,618,517	142,105,793

Morningstar, Inc.	6,784	1,377,356

MSCI, Inc.	22,231	12,442,468

Nasdaq, Inc.	154,124	8,425,959

S&P Global, Inc.	87,835	30,282,873

SEI Investments Co.	54,685	3,147,122

Stifel Financial Corp.	55,340	3,270,041

T. Rowe Price Group, Inc.	240,258	27,125,128

Total Capital Markets		427,017,909

Chemicals – 1.7%

Air Products & Chemicals, Inc.	127,047	36,489,169

Celanese Corp.	75,435	8,214,117

Chemours Co.	139,650	4,181,121

Corteva, Inc.	179,399	10,819,554

DuPont de Nemours, Inc.	257,749	18,498,646

Ecolab, Inc.	106,700	17,662,051

FMC Corp.	58,887	7,191,869

H.B. Fuller Co.	11,276	771,842

PPG Industries, Inc.	114,705	15,322,294

RPM International, Inc.	62,584	5,459,828

Sherwin-Williams Co.	67,512	15,174,672

Total Chemicals		139,785,163

Commercial Services & Supplies – 0.9%

Cintas Corp.	28,990	13,413,093

MSA Safety, Inc.	15,385	2,053,897

Republic Services, Inc.	125,353	16,950,233

Rollins, Inc.	182,104	6,834,363

Tetra Tech, Inc.	10,457	1,536,238

Waste Management, Inc.	176,199	28,750,391

Total Commercial Services & Supplies		69,538,215

Communications Equipment – 2.6%

Cisco Systems, Inc.	3,521,718	184,097,809

Juniper Networks, Inc.	222,052	7,643,030

Motorola Solutions, Inc.	61,434	17,578,110

Total Communications Equipment		209,318,949

Construction & Engineering – 0.1%

Comfort Systems USA, Inc.	6,159	898,968

EMCOR Group, Inc.	5,377	874,246

MDU Resources Group, Inc.	156,885	4,781,855

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2023

Investments	Shares	Value

Quanta Services, Inc.	18,964	$3,160,161

Valmont Industries, Inc.	5,821	1,858,529

Total Construction & Engineering		11,573,759

Construction Materials – 0.1%

Eagle Materials, Inc.	9,573	1,404,838

Martin Marietta Materials, Inc.	13,426	4,767,035

Vulcan Materials Co.	31,407	5,388,185

Total Construction Materials		11,560,058

Consumer Finance – 0.6%

American Express Co.	273,260	45,074,237

FirstCash Holdings, Inc.	16,759	1,598,306

SLM Corp.	171,768	2,128,205

Total Consumer Finance		48,800,748

Consumer Staples Distribution & Retail – 3.7%

Costco Wholesale Corp.	91,306	45,367,212

Dollar General Corp.	55,357	11,650,434

Sysco Corp.	329,398	25,439,408

Target Corp.	353,673	58,578,859

Walmart, Inc.	1,104,945	162,924,140

Total Consumer Staples Distribution & Retail		303,960,053

Containers & Packaging – 0.2%

AptarGroup, Inc.	25,689	3,036,183

Avery Dennison Corp.	36,576	6,544,543

Berry Global Group, Inc.	54,602	3,216,058

Graphic Packaging Holding Co.	157,126	4,005,142

Sealed Air Corp.	53,586	2,460,133

Total Containers & Packaging		19,262,059

Distributors – 0.3%

Genuine Parts Co.	71,156	11,905,110

LKQ Corp.	145,493	8,258,183

Pool Corp.	13,564	4,644,856

Total Distributors		24,808,149

Electrical Equipment – 0.8%

AMETEK, Inc.	45,166	6,563,975

Emerson Electric Co.	361,738	31,521,849

Hubbell, Inc.	29,873	7,268,400

Rockwell Automation, Inc.	56,824	16,675,003

Vertiv Holdings Co.	57,040	816,242

Total Electrical Equipment		62,845,469

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp., Class A	169,689	13,866,985

CDW Corp.	45,256	8,819,942

Cognex Corp.	31,496	1,560,627

Jabil, Inc.	18,861	1,662,786

TD SYNNEX Corp.	32,337	3,129,898

Total Electronic Equipment, Instruments & Components		29,040,238

Energy Equipment & Services – 0.2%

ChampionX Corp.	59,138	1,604,414

Halliburton Co.	327,475	10,361,309

NOV, Inc.	102,052	1,888,983

Patterson-UTI Energy, Inc.	111,576	1,305,439

Total Energy Equipment & Services		15,160,145

Entertainment – 0.2%

Activision Blizzard, Inc.	134,829	11,540,014

Electronic Arts, Inc.	44,860	5,403,387

Total Entertainment		16,943,401

Financial Services – 1.7%

Jack Henry & Associates, Inc.	20,872	3,145,828

MasterCard, Inc., Class A	145,646	52,929,213

Visa, Inc., Class A	379,859	85,643,010

Total Financial Services		141,718,051

Food Products – 1.3%

Campbell Soup Co.	237,078	13,034,549

General Mills, Inc.	404,066	34,531,480

Hershey Co.	73,525	18,705,495

Ingredion, Inc.	55,804	5,676,941

Lamb Weston Holdings, Inc.	41,993	4,389,108

Lancaster Colony Corp.	12,040	2,442,675

McCormick & Co., Inc., Non-Voting Shares	131,493	10,941,533

Tyson Foods, Inc., Class A	223,991	13,287,146

Total Food Products		103,008,927

Gas Utilities – 0.2%

National Fuel Gas Co.	70,234	4,055,311

Southwest Gas Holdings, Inc.	63,948	3,993,553

UGI Corp.	212,763	7,395,642

Total Gas Utilities		15,444,506

Ground Transportation – 1.7%

CSX Corp.	730,342	21,866,439

Landstar System, Inc.	8,122	1,455,950

Norfolk Southern Corp.	128,213	27,181,156

Old Dominion Freight Line, Inc.	16,413	5,594,207

Union Pacific Corp.	417,164	83,958,427

Total Ground Transportation		140,056,179

Health Care Equipment & Supplies – 0.6%

Cooper Cos., Inc.	7,065	2,637,788

ResMed, Inc.	33,293	7,290,834

Stryker Corp.	123,185	35,165,622

Teleflex, Inc.	9,531	2,414,298

Total Health Care Equipment & Supplies		47,508,542

Health Care Providers & Services – 3.4%

AmerisourceBergen Corp.	60,997	9,766,230

Cardinal Health, Inc.	187,676	14,169,538

Chemed Corp.	2,149	1,155,625

Cigna Group	112,744	28,809,474

Elevance Health, Inc.	64,957	29,867,878

Encompass Health Corp.	35,502	1,920,658

Ensign Group, Inc.	4,729	451,809

HCA Healthcare, Inc.	74,195	19,563,738

Humana, Inc.	20,363	9,885,422

McKesson Corp.	20,589	7,330,713

UnitedHealth Group, Inc.	320,953	151,679,178

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2023

Investments	Shares	Value

Universal Health Services, Inc., Class B	12,238	$1,555,450

Total Health Care Providers & Services		276,155,713

Health Care REITs – 0.2%

Ventas, Inc.	434,830	18,849,880

Hotels, Restaurants & Leisure – 3.4%

Aramark	72,968	2,612,254

Churchill Downs, Inc.	4,456	1,145,415

Darden Restaurants, Inc.	115,339	17,895,999

Domino’s Pizza, Inc.	13,887	4,580,905

Hilton Worldwide Holdings, Inc.	40,322	5,680,160

Marriott International, Inc., Class A	85,573	14,208,541

McDonald’s Corp.	452,467	126,514,298

Starbucks Corp.	646,128	67,281,309

Texas Roadhouse, Inc.	39,319	4,248,811

Vail Resorts, Inc.	34,033	7,952,831

Wendy’s Co.	141,622	3,084,527

Yum! Brands, Inc.	134,449	17,758,024

Total Hotels, Restaurants & Leisure		272,963,074

Household Durables – 0.1%

D.R. Horton, Inc.	111,101	10,853,457

Household Products – 4.1%

Church & Dwight Co., Inc.	82,415	7,286,310

Colgate-Palmolive Co.	573,433	43,093,490

Kimberly-Clark Corp.	315,007	42,280,240

Procter & Gamble Co.	1,604,644	238,594,516

Total Household Products		331,254,556

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp.	427,825	10,302,026

Ormat Technologies, Inc.(a)	12,711	1,077,511

Total Independent Power & Renewable Electricity Producers		11,379,537

Industrial Conglomerates – 2.0%

3M Co.	710,458	74,676,241

General Electric Co.	159,962	15,292,367

Honeywell International, Inc.	355,834	68,006,994

Total Industrial Conglomerates		157,975,602

Insurance – 2.1%

American International Group, Inc.	425,254	21,415,792

Arthur J. Gallagher & Co.	56,926	10,890,513

Assurant, Inc.	32,416	3,892,189

Brown & Brown, Inc.	58,754	3,373,655

Cincinnati Financial Corp.	108,357	12,144,653

CNA Financial Corp.	288,374	11,255,237

Erie Indemnity Co., Class A	23,653	5,479,454

First American Financial Corp.	110,455	6,147,925

Globe Life, Inc.	23,903	2,629,808

Hanover Insurance Group, Inc.	24,878	3,196,823

Hartford Financial Services Group, Inc.	210,481	14,668,421

Kinsale Capital Group, Inc.	3,140	942,471

Marsh & McLennan Cos., Inc.	192,681	32,091,021

Primerica, Inc.	15,497	2,669,203

Progressive Corp.	78,701	11,258,965

Selective Insurance Group, Inc.	18,391	1,753,214

Travelers Cos., Inc.	125,762	21,556,864

W.R. Berkley Corp.	38,242	2,380,947

Total Insurance		167,747,155

IT Services – 0.2%

Cognizant Technology Solutions Corp., Class A	253,764	15,461,841

Leisure Products – 0.2%

Brunswick Corp.	40,894	3,353,308

Hasbro, Inc.	166,217	8,924,191

Polaris, Inc.	39,590	4,379,841

Total Leisure Products		16,657,340

Life Sciences Tools & Services – 0.5%

Agilent Technologies, Inc.	49,400	6,833,996

Bruker Corp.	13,269	1,046,128

Thermo Fisher Scientific, Inc.	55,472	31,972,396

West Pharmaceutical Services, Inc.	11,123	3,853,786

Total Life Sciences Tools & Services		43,706,306

Machinery – 3.3%

Allison Transmission Holdings, Inc.	40,241	1,820,503

Caterpillar, Inc.	297,734	68,133,449

Crane Holdings Co.	30,832	3,499,432

Cummins, Inc.	102,230	24,420,702

Deere & Co.	87,196	36,001,484

Donaldson Co., Inc.	58,500	3,822,390

Dover Corp.	51,817	7,873,075

Flowserve Corp.	86,576	2,943,584

Graco, Inc.	57,263	4,180,772

IDEX Corp.	24,124	5,573,368

Illinois Tool Works, Inc.	197,885	48,175,103

ITT, Inc.	38,505	3,322,982

Lincoln Electric Holdings, Inc.	29,662	5,015,844

Nordson Corp.	16,739	3,720,410

Oshkosh Corp.	34,434	2,864,220

Parker-Hannifin Corp.	63,672	21,400,796

Snap-on, Inc.	41,763	10,310,867

Timken Co.	40,024	3,270,761

Toro Co.	33,324	3,704,296

Xylem, Inc.	57,517	6,022,030

Total Machinery		266,076,068

Media – 0.2%

New York Times Co., Class A	67,884	2,639,330

News Corp., Class A	165,729	2,862,140

Nexstar Media Group, Inc.	21,787	3,761,743

Sirius XM Holdings, Inc.(a)	1,801,704	7,152,765

TEGNA, Inc.	131,930	2,230,936

Total Media		18,646,914

Metals & Mining – 0.0%

Royal Gold, Inc.	22,677	2,941,434

Multi-Utilities – 0.2%

CMS Energy Corp.	235,709	14,467,818

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2023

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 0.3%

Comstock Resources, Inc.(a)	211,399	$2,280,995

EQT Corp.	161,682	5,159,273

Murphy Oil Corp.	99,921	3,695,079

Ovintiv, Inc.	130,343	4,702,775

Targa Resources Corp.	114,743	8,370,502

Texas Pacific Land Corp.	1,527	2,597,457

Total Oil, Gas & Consumable Fuels		26,806,081

Paper & Forest Products – 0.0%

Louisiana-Pacific Corp.	28,495	1,544,714

Personal Care Products – 0.2%

Estee Lauder Cos., Inc., Class A	73,022	17,997,002

Pharmaceuticals – 7.3%

Eli Lilly & Co.	280,686	96,393,186

Johnson & Johnson	1,828,754	283,456,870

Merck & Co., Inc.	1,865,820	198,504,590

Zoetis, Inc.	105,223	17,513,316

Total Pharmaceuticals		595,867,962

Professional Services – 1.5%

Automatic Data Processing, Inc.	217,820	48,493,267

Booz Allen Hamilton Holding Corp.	60,548	5,612,194

Broadridge Financial Solutions, Inc.	65,186	9,554,312

Equifax, Inc.(a)	28,316	5,743,617

Exponent, Inc.	13,205	1,316,406

Insperity, Inc.	18,663	2,268,488

Jacobs Solutions, Inc.	24,195	2,843,154

KBR, Inc.	31,153	1,714,973

Leidos Holdings, Inc.	51,496	4,740,722

Maximus, Inc.	21,256	1,672,847

Paychex, Inc.	252,436	28,926,641

Robert Half International, Inc.	68,187	5,493,827

Verisk Analytics, Inc.	27,731	5,320,470

Total Professional Services		123,700,918

Semiconductors & Semiconductor Equipment – 8.2%

Applied Materials, Inc.	233,479	28,678,226

Broadcom, Inc.	346,658	222,394,973

KLA Corp.	53,221	21,244,227

Lam Research Corp.	57,341	30,397,611

Micron Technology, Inc.	256,974	15,505,811

Monolithic Power Systems, Inc.	10,438	5,224,636

NVIDIA Corp.	357,184	99,215,000

QUALCOMM, Inc.	751,077	95,822,404

Skyworks Solutions, Inc.	118,412	13,970,248

Teradyne, Inc.	25,836	2,777,628

Texas Instruments, Inc.	698,516	129,930,961

Universal Display Corp.	13,516	2,096,737

Total Semiconductors & Semiconductor Equipment		667,258,462

Software – 9.9%

Bentley Systems, Inc., Class B	40,474	1,739,977

Dolby Laboratories, Inc., Class A	21,345	1,823,290

Gen Digital, Inc.	404,924	6,948,496

Intuit, Inc.	61,156	27,265,179

Microsoft Corp.	2,242,706	646,572,140

Oracle Corp.	1,199,086	111,419,071

Roper Technologies, Inc.	17,833	7,858,825

Total Software		803,626,978

Specialized REITs – 1.0%

Extra Space Storage, Inc.	140,147	22,834,151

Lamar Advertising Co., Class A	111,434	11,131,142

Public Storage	137,044	41,406,474

SBA Communications Corp.	29,406	7,677,025

Total Specialized REITs		83,048,792

Specialty Retail – 4.5%

Academy Sports & Outdoors, Inc.	16,555	1,080,214

Advance Auto Parts, Inc.	65,716	7,991,723

Best Buy Co., Inc.	259,765	20,331,807

Dick’s Sporting Goods, Inc.	27,596	3,915,596

Home Depot, Inc.	671,752	198,247,450

Lowe’s Cos., Inc.	338,925	67,774,832

Ross Stores, Inc.	102,875	10,918,124

TJX Cos., Inc.	477,753	37,436,725

Tractor Supply Co.	49,773	11,698,646

Williams-Sonoma, Inc.	51,124	6,219,746

Total Specialty Retail		365,614,863

Technology Hardware, Storage & Peripherals – 6.1%

Apple, Inc.	2,764,002	455,783,930

HP, Inc.	990,182	29,061,842

NetApp, Inc.	186,016	11,877,121

Total Technology Hardware, Storage & Peripherals		496,722,893

Textiles, Apparel & Luxury Goods – 0.8%

Columbia Sportswear Co.	20,174	1,820,502

NIKE, Inc., Class B	431,945	52,973,735

Ralph Lauren Corp.	34,210	3,991,280

Tapestry, Inc.	222,020	9,571,282

Total Textiles, Apparel & Luxury Goods		68,356,799

Tobacco – 3.6%

Altria Group, Inc.	2,282,740	101,855,859

Philip Morris International, Inc.	1,921,694	186,884,741

Total Tobacco		288,740,600

Trading Companies & Distributors – 0.5%

Applied Industrial Technologies, Inc.	8,036	1,142,157

Fastenal Co.	380,222	20,509,175

Herc Holdings, Inc.	14,838	1,690,048

MSC Industrial Direct Co., Inc., Class A	57,753	4,851,252

W.W. Grainger, Inc.	17,256	11,886,105

Total Trading Companies & Distributors		40,078,737

Water Utilities – 0.0%

American States Water Co.	14,975	1,331,128
TOTAL COMMON STOCKS (Cost: $7,369,194,920)		8,111,009,528

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2023

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b)
(Cost: $7,624,900)	7,624,900	$7,624,900

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $7,376,819,820)		8,118,634,428

Other Assets less Liabilities – 0.1%		8,274,694

NET ASSETS – 100.0%		$8,126,909,122
(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,168,201 and the total market value of the collateral held by the Fund was $14,796,255. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,171,355.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,111,009,528	$—	$—	$8,111,009,528
Investment of Cash Collateral for Securities Loaned	—	7,624,900	—	7,624,900
Total Investments in Securities	$8,111,009,528	$7,624,900	$—	$8,118,634,428

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments

WisdomTree U.S. Quality Growth Fund (QGRW)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.0%

Lockheed Martin Corp.	60	$28,364

Air Freight & Logistics – 0.1%

Expeditors International of Washington, Inc.	38	4,185

Automobiles – 4.3%

Tesla, Inc.*	585	121,364

Beverages – 0.5%

Monster Beverage Corp.*	238	12,854

Biotechnology – 1.8%

Incyte Corp.*	49	3,541

Regeneron Pharmaceuticals, Inc.*	25	20,542

Seagen, Inc.*	43	8,706

Vertex Pharmaceuticals, Inc.*	59	18,589

Total Biotechnology		51,378

Broadline Retail – 5.5%

Amazon.com, Inc.*	1,484	153,283

Etsy, Inc.*	28	3,117

Total Broadline Retail		156,400

Building Products – 0.3%

Carrier Global Corp.	192	8,784

Capital Markets – 2.8%

Blackstone, Inc.	274	24,068

FactSet Research Systems, Inc.	9	3,736

LPL Financial Holdings, Inc.	19	3,846

Moody’s Corp.	41	12,547

MSCI, Inc.	18	10,074

S&P Global, Inc.	74	25,513

Total Capital Markets		79,784

Chemicals – 0.5%

Sherwin-Williams Co.	60	13,486

Commercial Services & Supplies – 0.3%

Copart, Inc.*	110	8,273

Communications Equipment – 0.6%

Arista Networks, Inc.*	71	11,918

Ubiquiti, Inc.	14	3,804

Total Communications Equipment		15,722

Distributors – 0.1%

Pool Corp.	9	3,082

Electronic Equipment, Instruments & Components – 0.6%

Amphenol Corp., Class A	136	11,114

CDW Corp.	31	6,041

Total Electronic Equipment, Instruments & Components		17,155

Entertainment – 1.4%

Netflix, Inc.*	102	35,239

Take-Two Interactive Software, Inc.*	38	4,533

Total Entertainment		39,772

Financial Services – 7.6%

Block, Inc.*	138	9,474

MasterCard, Inc., Class A	221	80,314

PayPal Holdings, Inc.*	260	19,744

Visa, Inc., Class A	474	106,868

Total Financial Services		216,400

Food Products – 0.1%

Darling Ingredients, Inc.*	39	2,278

Ground Transportation – 0.3%

Old Dominion Freight Line, Inc.	25	8,521

Health Care Equipment & Supplies – 1.8%

Align Technology, Inc.*	18	6,015

Dexcom, Inc.*	87	10,108

IDEXX Laboratories, Inc.*	19	9,501

Insulet Corp.*	16	5,103

Intuitive Surgical, Inc.*	81	20,693

Total Health Care Equipment & Supplies		51,420

Health Care Providers & Services – 3.6%

Molina Healthcare, Inc.*	13	3,477

UnitedHealth Group, Inc.	212	100,189

Total Health Care Providers & Services		103,666

Health Care Technology – 0.2%

Veeva Systems, Inc., Class A*	36	6,616

Hotels, Restaurants & Leisure – 2.6%

Airbnb, Inc., Class A*	145	18,038

Chipotle Mexican Grill, Inc.*	7	11,958

Domino’s Pizza, Inc.	9	2,969

DoorDash, Inc., Class A*	88	5,593

Starbucks Corp.	262	27,282

Yum! Brands, Inc.	64	8,453

Total Hotels, Restaurants & Leisure		74,293

Household Durables – 0.3%

D.R. Horton, Inc.	78	7,620

Insurance – 0.8%

Erie Indemnity Co., Class A	10	2,317

Progressive Corp.	134	19,170

Total Insurance		21,487

Interactive Media & Services – 11.7%

Alphabet, Inc., Class A*	1,887	195,738

Meta Platforms, Inc., Class A*	608	128,860

Pinterest, Inc., Class A*	156	4,254

ZoomInfo Technologies, Inc.*	96	2,372

Total Interactive Media & Services		331,224

IT Services – 0.3%

EPAM Systems, Inc.*	13	3,887

VeriSign, Inc.*	26	5,495

Total IT Services		9,382

Life Sciences Tools & Services – 0.7%

Bio-Techne Corp.	36	2,671

Mettler-Toledo International, Inc.*	5	7,651

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. Quality Growth Fund (QGRW)

March 31, 2023

Investments	Shares	Value

Waters Corp.*	14	$4,335

West Pharmaceutical Services, Inc.	18	6,236

Total Life Sciences Tools & Services		20,893

Machinery – 0.3%

Otis Worldwide Corp.	97	8,187

Media – 0.4%

Sirius XM Holdings, Inc.	809	3,212

Trade Desk, Inc., Class A*	116	7,065

Total Media		10,277

Metals & Mining – 0.9%

Nucor Corp.	58	8,959

Southern Copper Corp.	176	13,420

Steel Dynamics, Inc.	41	4,636

Total Metals & Mining		27,015

Oil, Gas & Consumable Fuels – 0.1%

Texas Pacific Land Corp.	1	1,701

Pharmaceuticals – 0.6%

Zoetis, Inc.	107	17,809

Semiconductors & Semiconductor Equipment – 11.3%

Advanced Micro Devices, Inc.*	370	36,264

Broadcom, Inc.	96	61,588

Enphase Energy, Inc.*	32	6,729

Entegris, Inc.	34	2,788

KLA Corp.	33	13,173

Lam Research Corp.	31	16,434

Micron Technology, Inc.	250	15,085

Monolithic Power Systems, Inc.	10	5,005

NVIDIA Corp.	570	158,329

Teradyne, Inc.	38	4,085

Total Semiconductors & Semiconductor Equipment		319,480

Software – 18.5%

Adobe, Inc.*	106	40,849

Autodesk, Inc.*	49	10,200

Cadence Design Systems, Inc.*	63	13,236

Crowdstrike Holdings, Inc., Class A*	54	7,412

Datadog, Inc., Class A*	76	5,522

Fair Isaac Corp.*	6	4,216

Fortinet, Inc.*	183	12,162

HubSpot, Inc.*	11	4,716

Intuit, Inc.	65	28,979

Microsoft Corp.	1,085	312,806

Paycom Software, Inc.*	14	4,256

Paylocity Holding Corp.*	13	2,584

Salesforce, Inc.*	230	45,950

ServiceNow, Inc.*	46	21,377

Workday, Inc., Class A*	58	11,979

Total Software		526,244

Specialty Retail – 3.6%

AutoZone, Inc.*	4	9,832

Home Depot, Inc.	232	68,468

O’Reilly Automotive, Inc.*	14	11,886

Tractor Supply Co.	26	6,111

Ulta Beauty, Inc.*	12	6,548

Total Specialty Retail		102,845

Technology Hardware, Storage & Peripherals – 12.9%

Apple, Inc.	2,214	365,089

Textiles, Apparel & Luxury Goods – 1.5%

NIKE, Inc., Class B	358	43,905

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,550,231)		2,836,955

Other Assets less Liabilities – 0.1%		2,410

NET ASSETS – 100.0%		$2,839,365
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,836,955	$—	$—	$2,836,955
Total Investments in Securities	$2,836,955	$—	$—	$2,836,955

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.1%

Aerospace & Defense – 0.9%

Cadre Holdings, Inc.	86,095	$1,854,486

Kaman Corp.	148,885	3,403,511

Maxar Technologies, Inc.	72,091	3,680,967

Moog, Inc., Class A	44,739	4,507,454

National Presto Industries, Inc.	28,728	2,071,002

Park Aerospace Corp.	89,156	1,199,148

Total Aerospace & Defense		16,716,568

Air Freight & Logistics – 0.2%

Forward Air Corp.	34,742	3,743,798

Automobile Components – 1.2%

Dana, Inc.	307,123	4,622,201

LCI Industries(a)	85,844	9,431,680

Patrick Industries, Inc.(a)	75,267	5,179,122

Standard Motor Products, Inc.	83,193	3,070,654

Total Automobile Components		22,303,657

Automobiles – 0.3%

Winnebago Industries, Inc.	84,021	4,848,012

Banks – 13.8%

1st Source Corp.	45,977	1,983,908

Amalgamated Financial Corp.	40,465	715,826

Amerant Bancorp, Inc.	27,061	588,847

Arrow Financial Corp.	27,453	683,854

Atlantic Union Bankshares Corp.(a)	143,713	5,037,141

Banc of California, Inc.	67,118	840,989

BancFirst Corp.	48,494	4,029,851

Bank First Corp.(a)	6,713	493,943

Bank of Hawaii Corp.(a)	82,626	4,303,162

Bank of Marin Bancorp	15,545	340,280

Bank7 Corp.	23,872	586,058

BankUnited, Inc.	202,159	4,564,750

Banner Corp.	73,710	4,007,613

Bar Harbor Bankshares	19,780	523,181

BCB Bancorp, Inc.	40,142	527,064

Berkshire Hills Bancorp, Inc.	48,634	1,218,768

Brookline Bancorp, Inc.	268,365	2,817,832

Business First Bancshares, Inc.	23,584	403,994

Byline Bancorp, Inc.	40,421	873,902

Cambridge Bancorp	16,659	1,079,670

Camden National Corp.	30,995	1,121,709

Capital Bancorp, Inc.	1,872	31,150

Capital City Bank Group, Inc.	22,825	669,001

Capitol Federal Financial, Inc.	302,060	2,032,864

Capstar Financial Holdings, Inc.	22,474	340,481

Cathay General Bancorp	201,127	6,942,904

Central Pacific Financial Corp.	103,129	1,846,009

CF Bankshares, Inc.	2,704	52,728

Citizens & Northern Corp.(a)	48,842	1,044,242

Citizens Community Bancorp, Inc.	4,026	42,716

City Holding Co.(a)	39,029	3,546,956

CNB Financial Corp.	25,205	483,936

Colony Bankcorp, Inc.	30,632	312,446

Columbia Banking System, Inc.	170,890	3,660,464

Community Bank System, Inc.(a)	84,893	4,456,034

Community Financial Corp.	8,913	295,288

Community Trust Bancorp, Inc.	49,349	1,872,795

ConnectOne Bancorp, Inc.	42,003	742,613

Dime Community Bancshares, Inc.	79,432	1,804,695

Eagle Bancorp Montana, Inc.	4,439	62,634

Eagle Bancorp, Inc.	54,553	1,825,889

Eastern Bankshares, Inc.	206,256	2,602,951

Enterprise Bancorp, Inc.	17,245	542,528

Enterprise Financial Services Corp.	49,324	2,199,357

Equity Bancshares, Inc., Class A	6,876	167,568

ESSA Bancorp, Inc.	21,895	344,189

Farmers National Banc Corp.	99,154	1,253,307

FB Financial Corp.	39,869	1,239,129

Fidelity D&D Bancorp, Inc.	4,928	225,012

Financial Institutions, Inc.	23,410	451,345

First Bancorp	49,549	1,759,980

First Bancorp, Inc.	38,062	985,425

First Bancshares, Inc.(a)	19,034	491,648

First Bank	12,214	123,361

First Busey Corp.	88,246	1,794,924

First Business Financial Services, Inc.	10,045	306,473

First Commonwealth Financial Corp.	264,903	3,292,744

First Community Bankshares, Inc.	45,084	1,129,354

First Community Corp.	9,528	190,560

First Financial Bancorp	294,048	6,401,425

First Financial Corp.	20,849	781,421

First Foundation, Inc.	78,010	581,174

First Hawaiian, Inc.	325,967	6,724,699

First Internet Bancorp	7,757	129,154

First Merchants Corp.	94,868	3,125,901

First Mid Bancshares, Inc.	15,495	421,774

First National Corp.	2,276	35,984

First Northwest Bancorp	9,053	104,109

First of Long Island Corp.	28,086	379,161

First Savings Financial Group, Inc.	3,119	50,185

Flushing Financial Corp.	44,491	662,471

FS Bancorp, Inc.	13,283	398,623

Fulton Financial Corp.	520,139	7,188,321

German American Bancorp, Inc.	45,706	1,525,209

Great Southern Bancorp, Inc.	18,348	929,877

Greene County Bancorp, Inc.	21,782	494,016

Guaranty Bancshares, Inc.	22,635	630,837

Hanmi Financial Corp.	85,639	1,590,316

HarborOne Bancorp, Inc.(a)	26,283	320,653

Hawthorn Bancshares, Inc.	7,549	176,458

HBT Financial, Inc.	81,733	1,611,775

Heartland Financial USA, Inc.	81,657	3,132,363

Heritage Commerce Corp.	114,373	952,727

Heritage Financial Corp.	47,041	1,006,677

Hilltop Holdings, Inc.	67,303	1,996,880

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2023

Investments	Shares	Value

Hingham Institution for Savings(a)	1,899	$443,303

Home Bancorp, Inc.	15,121	499,447

HomeStreet, Inc.	42,115	757,649

HomeTrust Bancshares, Inc.	16,695	410,530

Hope Bancorp, Inc.	277,569	2,725,728

Horizon Bancorp, Inc.	56,125	620,742

Independent Bank Corp.	57,856	1,028,101

Independent Bank Group, Inc.	52,447	2,430,918

International Bancshares Corp.	143,082	6,126,771

Investar Holding Corp.	3,022	42,187

Kearny Financial Corp.(a)	68,961	559,963

Lakeland Bancorp, Inc.	89,328	1,397,090

Lakeland Financial Corp.(a)	42,290	2,649,046

Live Oak Bancshares, Inc.(a)	43,520	1,060,582

Luther Burbank Corp.	83,090	787,693

Macatawa Bank Corp.	95,997	981,089

Mercantile Bank Corp.	26,571	812,541

Meridian Corp.	15,752	198,475

Metrocity Bankshares, Inc.(a)	56,379	963,517

Mid Penn Bancorp, Inc.	17,999	460,954

Middlefield Banc Corp.	10,925	306,064

Midland States Bancorp, Inc.	65,663	1,406,501

MidWestOne Financial Group, Inc.	29,175	712,453

MVB Financial Corp.	19,023	392,635

National Bank Holdings Corp., Class A	42,143	1,410,105

NBT Bancorp, Inc.(a)	89,361	3,012,359

Northeast Bank (a)	4,069	136,963

Northeast Community Bancorp, Inc.	20,279	266,060

Northfield Bancorp, Inc.(a)	70,576	831,385

Northrim Bancorp, Inc.	17,270	814,799

Northwest Bancshares, Inc.	362,713	4,363,437

OceanFirst Financial Corp.	93,401	1,726,050

Ohio Valley Banc Corp.	1,299	30,410

Old Second Bancorp, Inc.	21,238	298,606

OP Bancorp	42,098	375,093

Orange County Bancorp, Inc.(a)	4,263	187,572

Origin Bancorp, Inc.	29,962	963,278

Orrstown Financial Services, Inc.	27,511	546,368

Pacific Premier Bancorp, Inc.	326,018	7,830,952

PacWest Bancorp	307,375	2,990,759

Park National Corp.(a)	40,492	4,801,136

Partners Bancorp(a)	5,750	45,022

Pathward Financial, Inc.	26,323	1,092,141

PCB Bancorp	37,563	544,288

Peapack-Gladstone Financial Corp.	9,636	285,418

Peoples Bancorp of North Carolina, Inc.	9,447	300,131

Peoples Bancorp, Inc.(a)	119,117	3,067,263

Peoples Financial Services Corp.	12,411	538,017

Plumas Bancorp	7,592	258,584

Preferred Bank	23,944	1,312,371

Premier Financial Corp.	70,426	1,459,931

Primis Financial Corp.	67,391	648,975

Princeton Bancorp, Inc.	8,690	275,647

Provident Bancorp, Inc.(a)	27,014	184,776

Provident Financial Services, Inc.(a)	190,832	3,660,158

QCR Holdings, Inc.	14,722	646,443

RBB Bancorp	36,484	565,502

Red River Bancshares, Inc.	3,452	166,076

Renasant Corp.	68,750	2,102,375

Republic Bancorp, Inc., Class A	33,561	1,423,993

S&T Bancorp, Inc.	108,162	3,401,695

Salisbury Bancorp, Inc.	24,120	581,292

Sandy Spring Bancorp, Inc.	90,358	2,347,501

Seacoast Banking Corp. of Florida	62,886	1,490,398

Simmons First National Corp., Class A	267,585	4,680,062

SmartFinancial, Inc.	4,902	113,432

South Plains Financial, Inc.	15,173	324,854

Southern Missouri Bancorp, Inc.	14,582	545,513

Southern States Bancshares, Inc.	2,836	63,952

Southside Bancshares, Inc.	101,753	3,378,200

Stellar Bancorp, Inc.(a)	50,055	1,231,854

Stock Yards Bancorp, Inc.	45,188	2,491,666

Summit State Bank	3,395	47,089

Timberland Bancorp, Inc.	18,155	490,548

Tompkins Financial Corp.	28,585	1,892,613

Towne Bank	104,588	2,787,270

TriCo Bancshares	54,798	2,279,049

TrustCo Bank Corp.	29,737	949,800

Trustmark Corp.	91,591	2,262,298

Unity Bancorp, Inc.	6,447	147,056

Univest Financial Corp.	50,589	1,200,983

Veritex Holdings, Inc.	69,917	1,276,684

Washington Federal, Inc.	164,696	4,960,643

Washington Trust Bancorp, Inc.	55,601	1,927,131

WesBanco, Inc.	122,830	3,770,881

West Bancorp, Inc.(a)	49,507	904,493

Westamerica BanCorp	64,755	2,868,646

WSFS Financial Corp.	57,898	2,177,544

Total Banks		256,789,801

Beverages – 0.1%

MGP Ingredients, Inc.(a)	20,326	1,965,931

Broadline Retail – 0.5%

Big Lots, Inc.(a)	184,406	2,021,090

Nordstrom, Inc.	496,364	8,075,842

Total Broadline Retail		10,096,932

Building Products – 1.1%

Apogee Enterprises, Inc.	76,357	3,302,440

Armstrong World Industries, Inc.	64,735	4,611,721

AZZ, Inc.	66,626	2,747,656

CSW Industrials, Inc.	21,628	3,004,778

Griffon Corp.	96,090	3,075,841

Insteel Industries, Inc.	58,338	1,622,963

Quanex Building Products Corp.	109,131	2,349,591

Total Building Products		20,714,990

Capital Markets – 3.7%

Artisan Partners Asset Management, Inc., Class A	261,784	8,371,852

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2023

Investments	Shares	Value

Associated Capital Group, Inc., Class A(a)	1,396	$51,582

BGC Partners, Inc., Class A	293,695	1,536,025

Bridge Investment Group Holdings, Inc., Class A	155,590	1,762,835

Brightsphere Investment Group, Inc.	42,814	1,009,554

Cohen & Steers, Inc.	145,100	9,280,596

Diamond Hill Investment Group, Inc.	3,074	505,919

Federated Hermes, Inc.	225,524	9,052,533

Greenhill & Co., Inc.	15,625	138,594

Hamilton Lane, Inc., Class A	45,028	3,331,171

Moelis & Co., Class A(a)	226,109	8,691,630

Oppenheimer Holdings, Inc., Class A	15,883	621,820

Piper Sandler Cos.	18,755	2,599,631

PJT Partners, Inc., Class A	20,526	1,481,772

Silvercrest Asset Management Group, Inc., Class A	23,321	423,976

StepStone Group, Inc., Class A	85,586	2,077,172

TPG, Inc.(a)	127,506	3,739,751

Value Line, Inc.	12,919	624,375

Victory Capital Holdings, Inc., Class A	205,473	6,014,195

Virtu Financial, Inc., Class A	238,126	4,500,581

Virtus Investment Partners, Inc.	11,105	2,114,281

Total Capital Markets		67,929,845

Chemicals – 4.3%

AdvanSix, Inc.	66,907	2,560,531

American Vanguard Corp.	74,595	1,632,139

Avient Corp.	222,253	9,147,933

Chase Corp.	24,902	2,607,986

FutureFuel Corp.	228,293	1,684,802

Hawkins, Inc.	65,706	2,876,609

Innospec, Inc.	41,864	4,298,177

Koppers Holdings, Inc.	60,994	2,132,960

Kronos Worldwide, Inc.	594,596	5,476,229

Mativ Holdings, Inc.	281,276	6,038,996

Minerals Technologies, Inc.	34,164	2,064,189

NewMarket Corp.	22,450	8,193,801

Northern Technologies International Corp.	34,648	409,886

Quaker Chemical Corp.	19,636	3,886,946

Scotts Miracle-Gro Co.(a)	208,643	14,550,763

Sensient Technologies Corp.	82,423	6,310,305

Stepan Co.	32,851	3,384,639

Valhi, Inc.	98,071	1,707,416

Total Chemicals		78,964,307

Commercial Services & Supplies – 3.4%

ABM Industries, Inc.	115,588	5,194,525

ACCO Brands Corp.	531,202	2,825,995

ARC Document Solutions, Inc.	202,711	642,594

Aris Water Solutions, Inc., Class A(a)	128,791	1,003,282

Brady Corp., Class A	119,381	6,414,341

Brink’s Co.	65,902	4,402,254

CompX International, Inc.	28,161	509,151

Deluxe Corp.	248,239	3,971,824

Ennis, Inc.	177,418	3,741,746

HNI Corp.	187,303	5,214,515

Interface, Inc.	162,695	$1,321,083

Kimball International, Inc., Class B	254,151	3,151,472

Matthews International Corp., Class A	105,941	3,820,232

MillerKnoll, Inc.	433,800	8,871,210

NL Industries, Inc.	118,630	718,898

Pitney Bowes, Inc.	933,142	3,629,922

Steelcase, Inc., Class A	446,957	3,763,378

UniFirst Corp.	13,557	2,389,150

VSE Corp.(a)	36,730	1,649,177

Total Commercial Services & Supplies		63,234,749

Communications Equipment – 0.2%

ADTRAN Holdings, Inc.	164,630	2,611,032

Comtech Telecommunications Corp.	142,020	1,772,409

Total Communications Equipment		4,383,441

Construction & Engineering – 0.6%

Arcosa, Inc.	40,731	2,570,534

Argan, Inc.	66,151	2,677,131

Granite Construction, Inc.(a)	89,105	3,660,433

Primoris Services Corp.	118,182	2,914,368

Total Construction & Engineering		11,822,466

Construction Materials – 0.1%

United States Lime & Minerals, Inc.	11,686	1,784,335

Consumer Finance – 0.5%

Bread Financial Holdings, Inc.	46,198	1,400,723

Navient Corp.	299,021	4,781,346

Nelnet, Inc., Class A(a)	21,975	2,019,283

Regional Management Corp.	18,607	485,457

Total Consumer Finance		8,686,809

Consumer Staples Distribution & Retail – 1.1%

Andersons, Inc.	92,647	3,828,174

Ingles Markets, Inc., Class A	23,898	2,119,753

Natural Grocers by Vitamin Cottage, Inc.	131,723	1,547,745

PriceSmart, Inc.	47,568	3,400,161

SpartanNash Co.	125,519	3,112,871

Village Super Market, Inc., Class A	56,641	1,295,946

Weis Markets, Inc.	53,602	4,538,481

Total Consumer Staples Distribution & Retail		19,843,131

Containers & Packaging – 1.2%

Greif, Inc., Class A	202,742	12,847,761

Myers Industries, Inc.	147,626	3,163,625

Pactiv Evergreen, Inc.	513,155	4,105,240

TriMas Corp.	68,497	1,908,326

Total Containers & Packaging		22,024,952

Distributors – 0.1%

Weyco Group, Inc.	48,123	1,217,512

Diversified Consumer Services – 0.6%

Carriage Services, Inc.	80,122	2,445,323

Graham Holdings Co., Class B	5,603	3,338,492

Strategic Education, Inc.(a)	66,911	6,010,615

Total Diversified Consumer Services		11,794,430

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2023

Investments	Shares	Value

Diversified REITs – 1.3%

Alexander & Baldwin, Inc.	36,650	$693,052

Alpine Income Property Trust, Inc.	21,999	370,243

American Assets Trust, Inc.	33,848	629,234

Armada Hoffler Properties, Inc.	68,712	811,489

Broadstone Net Lease, Inc.	381,749	6,493,551

CTO Realty Growth, Inc.	57,984	1,000,804

Empire State Realty Trust, Inc., Class A(a)	180,162	1,169,251

Essential Properties Realty Trust, Inc.	392,086	9,743,337

Gladstone Commercial Corp.	91,334	1,153,548

One Liberty Properties, Inc.	44,879	1,029,075

Safehold, Inc.	58,927	1,730,686

Total Diversified REITs		24,824,270

Diversified Telecommunication Services – 1.0%

ATN International, Inc.	47,729	1,953,071

Cogent Communications Holdings, Inc.	257,509	16,408,473

Total Diversified Telecommunication Services		18,361,544

Electric Utilities – 1.0%

Genie Energy Ltd., Class B	98,094	1,355,659

MGE Energy, Inc.	79,497	6,174,532

Otter Tail Corp.(a)	150,512	10,877,502

Total Electric Utilities		18,407,693

Electrical Equipment – 1.0%

Allied Motion Technologies, Inc.	43,856	1,695,034

Encore Wire Corp.	15,456	2,864,461

EnerSys	46,250	4,018,200

GrafTech International Ltd.	446,624	2,170,593

LSI Industries, Inc.	152,572	2,125,328

Powell Industries, Inc.	58,797	2,504,164

Preformed Line Products Co.	19,381	2,481,543

Total Electrical Equipment		17,859,323

Electronic Equipment, Instruments & Components – 1.8%

Advanced Energy Industries, Inc.	32,148	3,150,504

Badger Meter, Inc.	34,438	4,195,237

Bel Fuse, Inc., Class B	47,462	1,783,622

Belden, Inc.	35,706	3,098,210

Benchmark Electronics, Inc.	108,224	2,563,827

Climb Global Solutions, Inc.	18,330	976,806

CTS Corp.	47,440	2,346,382

Methode Electronics, Inc.	58,104	2,549,603

Richardson Electronics Ltd.	58,554	1,306,925

Vishay Intertechnology, Inc.	314,631	7,116,953

Vontier Corp.	151,231	4,134,656

Total Electronic Equipment, Instruments & Components		33,222,725

Energy Equipment & Services – 1.1%

Archrock, Inc.	838,485	8,191,998

Cactus, Inc., Class A(a)	80,133	3,303,884

Liberty Energy, Inc.	167,476	2,145,368

RPC, Inc.	315,346	2,425,011

Select Energy Services, Inc., Class A(a)	357,437	2,487,761

Solaris Oilfield Infrastructure, Inc., Class A	196,198	1,675,531

Total Energy Equipment & Services		20,229,553

Entertainment – 0.3%

Marcus Corp.(a)	129,155	2,066,480

World Wrestling Entertainment, Inc., Class A	48,428	4,419,539

Total Entertainment		6,486,019

Financial Services – 2.3%

A-Mark Precious Metals, Inc.(a)	18,334	635,273

Alerus Financial Corp.	27,432	440,284

Cass Information Systems, Inc.	69,384	3,005,021

Federal Agricultural Mortgage Corp., Class C	21,618	2,879,301

Jackson Financial, Inc., Class A	318,613	11,919,312

Merchants Bancorp	47,184	1,228,671

PennyMac Financial Services, Inc.(a)	51,165	3,049,946

Radian Group, Inc.	635,172	14,037,301

UWM Holdings Corp.(a)	344,884	1,693,381

Walker & Dunlop, Inc.	52,518	4,000,296

Total Financial Services		42,888,786

Food Products – 1.7%

Alico, Inc.	30,381	735,220

Cal-Maine Foods, Inc.	234,430	14,274,443

Calavo Growers, Inc.	82,074	2,361,269

J & J Snack Foods Corp.	32,752	4,854,502

John B. Sanfilippo & Son, Inc.	26,536	2,571,869

Limoneira Co.	88,443	1,473,460

Tootsie Roll Industries, Inc.	71,182	3,196,796

Utz Brands, Inc.	140,426	2,312,816

Total Food Products		31,780,375

Gas Utilities – 0.8%

Chesapeake Utilities Corp.	45,671	5,845,431

Northwest Natural Holding Co.	173,718	8,262,028

RGC Resources, Inc.	34,035	789,272

Total Gas Utilities		14,896,731

Ground Transportation – 1.1%

ArcBest Corp.	29,944	2,767,425

Covenant Logistics Group, Inc.	48,495	1,717,693

Heartland Express, Inc.	110,463	1,758,571

Marten Transport Ltd.	163,922	3,434,166

Schneider National, Inc., Class B	189,327	5,064,497

Universal Logistics Holdings, Inc.	83,344	2,429,478

Werner Enterprises, Inc.	77,256	3,514,375

Total Ground Transportation		20,686,205

Health Care Equipment & Supplies – 0.9%

Atrion Corp.	4,122	2,588,245

CONMED Corp.(a)	37,788	3,924,662

Embecta Corp.(a)	142,965	4,020,176

LeMaitre Vascular, Inc.	53,845	2,771,402

Mesa Laboratories, Inc.(a)	10,428	1,822,084

Utah Medical Products, Inc.	13,028	1,234,664

Total Health Care Equipment & Supplies		16,361,233

Health Care Providers & Services – 1.3%

National HealthCare Corp.	62,725	3,642,441

National Research Corp.	67,743	2,947,498

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2023

Investments	Shares	Value

Patterson Cos., Inc.	320,392	$8,576,894

Select Medical Holdings Corp.(a)	230,456	5,957,287

U.S. Physical Therapy, Inc.	33,286	3,259,032

Total Health Care Providers & Services		24,383,152

Health Care REITs – 1.6%

CareTrust REIT, Inc.	104,713	2,050,281

Community Healthcare Trust, Inc.	36,593	1,339,304

Global Medical REIT, Inc.(a)	55,734	507,737

LTC Properties, Inc.	80,457	2,826,454

National Health Investors, Inc.	73,602	3,796,391

Physicians Realty Trust	522,353	7,798,730

Sabra Health Care REIT, Inc.	941,679	10,829,309

Universal Health Realty Income Trust	13,012	626,007

Total Health Care REITs		29,774,213

Health Care Technology – 0.1%

Simulations Plus, Inc.(a)	46,321	2,035,345

Hotel & Resort REITs – 0.9%

DiamondRock Hospitality Co.	199,481	1,621,780

Park Hotels & Resorts, Inc.	226,028	2,793,706

Pebblebrook Hotel Trust	134,842	1,893,182

RLJ Lodging Trust	165,059	1,749,625

Service Properties Trust	359,378	3,579,405

Summit Hotel Properties, Inc.	114,201	799,407

Sunstone Hotel Investors, Inc.	196,170	1,938,160

Xenia Hotels & Resorts, Inc.	109,940	1,439,115

Total Hotel & Resort REITs		15,814,380

Hotels, Restaurants & Leisure – 3.6%

Bloomin’ Brands, Inc.(a)	311,830	7,998,439

Bluegreen Vacations Holding Corp.(a)	86,051	2,356,076

Canterbury Park Holding Corp.	19,247	471,263

Cheesecake Factory, Inc.(a)	165,655	5,806,208

Cracker Barrel Old Country Store, Inc.	94,188	10,699,757

Dine Brands Global, Inc.	53,593	3,625,031

Jack in the Box, Inc.	56,229	4,925,098

Krispy Kreme, Inc.	205,905	3,201,823

Nathan’s Famous, Inc.	19,288	1,458,173

Papa John’s International, Inc.(a)	67,331	5,045,112

RCI Hospitality Holdings, Inc.(a)	18,765	1,466,860

Red Rock Resorts, Inc., Class A	125,876	5,610,293

Ruth’s Hospitality Group, Inc.	168,237	2,762,452

Travel & Leisure Co.	269,192	10,552,326

Total Hotels, Restaurants & Leisure		65,978,911

Household Durables – 2.3%

Bassett Furniture Industries, Inc.	47,540	846,212

Century Communities, Inc.(a)	93,839	5,998,189

Ethan Allen Interiors, Inc.	157,823	4,333,820

Hamilton Beach Brands Holding Co., Class A	46,668	477,880

Hooker Furnishings Corp.	71,036	1,292,145

Installed Building Products, Inc.	47,181	5,380,049

KB Home	149,652	6,013,017

La-Z-Boy, Inc.	152,074	4,422,312

Lifetime Brands, Inc.	103,941	611,173

MDC Holdings, Inc.	330,717	12,854,970

Total Household Durables		42,229,767

Household Products – 1.0%

Energizer Holdings, Inc.	203,207	7,051,283

Oil-Dri Corp. of America	28,568	1,188,715

Spectrum Brands Holdings, Inc.	99,792	6,608,226

WD-40 Co.	25,440	4,529,592

Total Household Products		19,377,816

Industrial REITs – 0.5%

Indus Realty Trust, Inc.	8,135	539,269

Innovative Industrial Properties, Inc.	58,206	4,423,074

LXP Industrial Trust	286,980	2,958,764

Plymouth Industrial REIT, Inc.	36,371	764,155

Total Industrial REITs		8,685,262

Insurance – 1.5%

American Equity Investment Life Holding Co.	74,926	2,734,050

AMERISAFE, Inc.	23,161	1,133,731

CNO Financial Group, Inc.	247,825	5,499,237

Donegal Group, Inc., Class A	81,944	1,252,104

Employers Holdings, Inc.	29,774	1,241,278

Horace Mann Educators Corp.	65,078	2,178,811

Mercury General Corp.	105,285	3,341,746

National Western Life Group, Inc., Class A(a)	3,210	778,810

ProAssurance Corp.	56,849	1,050,570

Safety Insurance Group, Inc.	50,768	3,783,231

Stewart Information Services Corp.	96,931	3,911,166

Tiptree, Inc.	65,256	950,780

United Fire Group, Inc.	29,240	776,322

Total Insurance		28,631,836

Interactive Media & Services – 0.3%

Shutterstock, Inc.	74,886	5,436,724

IT Services – 0.2%

Hackett Group, Inc.	123,794	2,287,713

Information Services Group, Inc.	261,645	1,331,773

Total IT Services		3,619,486

Leisure Products – 0.9%

Acushnet Holdings Corp.	100,640	5,126,602

Escalade, Inc.	75,302	1,099,409

Johnson Outdoors, Inc., Class A	41,950	2,643,270

Marine Products Corp.	95,134	1,254,817

Smith & Wesson Brands, Inc.(a)	238,900	2,940,859

Sturm Ruger & Co., Inc.	59,446	3,414,578

Total Leisure Products		16,479,535

Life Sciences Tools & Services – 0.1%

Bio-Techne Corp.	34,355	2,548,797

Machinery – 5.5%

Alamo Group, Inc.	16,533	3,044,717

Albany International Corp., Class A	37,540	3,354,574

Astec Industries, Inc.	54,844	2,262,315

Barnes Group, Inc.	91,316	3,678,208

Columbus McKinnon Corp.	69,931	2,598,636

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2023

Investments	Shares	Value

Douglas Dynamics, Inc.	83,842	$2,673,721

Eastern Co.	19,120	372,458

Enerpac Tool Group Corp.	72,824	1,857,012

EnPro Industries, Inc.	31,912	3,315,338

Esab Corp.	51,465	3,040,038

ESCO Technologies, Inc.	22,256	2,124,335

Federal Signal Corp.	77,906	4,223,284

Gorman-Rupp Co.	104,350	2,608,750

Graham Corp.*	53,890	704,881

Greenbrier Cos., Inc.(a)	109,547	3,524,127

Helios Technologies, Inc.	49,074	3,209,440

Hillenbrand, Inc.(a)	151,235	7,188,200

Hurco Cos., Inc.	30,953	783,730

Hyster-Yale Materials Handling, Inc.	67,152	3,350,213

John Bean Technologies Corp.	29,459	3,219,574

Kadant, Inc.	14,180	2,956,814

Kennametal, Inc.(a)	213,196	5,879,946

Lindsay Corp.	17,297	2,614,096

Miller Industries, Inc.	61,163	2,162,112

Mueller Water Products, Inc., Class A	359,508	5,011,542

Omega Flex, Inc.(a)	23,898	2,663,193

Park-Ohio Holdings Corp.	70,954	857,124

REV Group, Inc.	173,982	2,086,044

Shyft Group, Inc.	84,202	1,915,596

Standex International Corp.	27,651	3,385,588

Tennant Co.	47,570	3,259,972

Terex Corp.	87,856	4,250,473

Trinity Industries, Inc.	230,111	5,605,504

Wabash National Corp.	120,176	2,955,128

Total Machinery		102,736,683

Marine Transportation – 0.3%

Matson, Inc.	78,562	4,687,795

Media – 0.9%

Entravision Communications Corp., Class A	336,909	2,038,299

Gray Television, Inc.	304,618	2,656,269

John Wiley & Sons, Inc., Class A(a)	125,199	4,853,965

Saga Communications, Inc., Class A	22,995	511,179

Scholastic Corp.	84,967	2,907,571

Sinclair Broadcast Group, Inc., Class A(a)	273,039	4,685,349

Total Media		17,652,632

Metals & Mining – 2.7%

Alpha Metallurgical Resources, Inc.	26,546	4,141,176

Carpenter Technology Corp.	97,485	4,363,429

Compass Minerals International, Inc.(a)	65,925	2,260,568

Haynes International, Inc.	53,980	2,703,858

Hecla Mining Co.(a)	518,683	3,283,263

Kaiser Aluminum Corp.(a)	56,671	4,229,357

Materion Corp.	28,131	3,263,196

Olympic Steel, Inc.(a)	48,898	2,552,965

Ramaco Resources, Inc.(a)	239,513	2,110,110

Ryerson Holding Corp.	103,955	3,781,883

Schnitzer Steel Industries, Inc., Class A	90,822	2,824,564

SunCoke Energy, Inc.	476,843	4,282,050

Tredegar Corp.(a)	188,288	1,719,069

Warrior Met Coal, Inc.	73,626	2,702,811

Worthington Industries, Inc.	104,082	6,728,901

Total Metals & Mining		50,947,200

Multi-Utilities – 1.4%

Avista Corp.	243,132	10,320,954

NorthWestern Corp.	196,919	11,393,733

Unitil Corp.	77,998	4,449,006

Total Multi-Utilities		26,163,693

Office REITs – 1.4%

Corporate Office Properties Trust	97,848	2,319,976

Douglas Emmett, Inc.	452,386	5,577,919

Easterly Government Properties, Inc.	79,472	1,091,945

Highwoods Properties, Inc.	284,028	6,586,609

Hudson Pacific Properties, Inc.	361,683	2,405,192

JBG SMITH Properties	55,925	842,231

Orion Office REIT, Inc.	77,573	519,739

Paramount Group, Inc.	145,503	663,494

SL Green Realty Corp.	264,627	6,224,027

Total Office REITs		26,231,132

Oil, Gas & Consumable Fuels – 5.1%

Arch Resources, Inc.	103,064	13,548,793

Berry Corp.	475,094	3,729,488

California Resources Corp.	227,273	8,750,010

CONSOL Energy, Inc.	201,058	11,715,650

Crescent Energy Co., Class A(a)	259,052	2,929,878

Delek U.S. Holdings, Inc.	196,602	4,512,016

Evolution Petroleum Corp.	194,947	1,230,116

Excelerate Energy, Inc., Class A	59,881	1,325,765

HighPeak Energy, Inc.(a)	108,568	2,497,064

Kinetik Holdings, Inc.(a)	237,017	7,418,632

NACCO Industries, Inc., Class A	29,991	1,081,775

Northern Oil & Gas, Inc.(a)	224,022	6,799,068

Permian Resources Corp.(a)	566,726	5,950,623

PHX Minerals, Inc.	186,900	489,678

Ranger Oil Corp., Class A	46,757	1,909,556

Riley Exploration Permian, Inc.	126,781	4,825,285

Sitio Royalties Corp., Class A	427,313	9,657,274

VAALCO Energy, Inc.(a)	593,683	2,689,384

World Fuel Services Corp.	150,785	3,852,557

Total Oil, Gas & Consumable Fuels		94,912,612

Paper & Forest Products – 0.3%

Sylvamo Corp.	103,202	4,774,125

Personal Care Products – 1.5%

Edgewell Personal Care Co.(a)	89,915	3,814,194

Inter Parfums, Inc.	80,514	11,452,312

Medifast, Inc.	52,751	5,468,696

Nu Skin Enterprises, Inc., Class A	163,161	6,413,859

Total Personal Care Products		27,149,061

Pharmaceuticals – 0.1%

Phibro Animal Health Corp., Class A	123,188	1,887,240

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2023

Investments	Shares	Value

Professional Services – 1.8%

Barrett Business Services, Inc.	22,999	$2,038,631

BGSF, Inc.	50,725	540,221

CRA International, Inc.	24,010	2,588,758

CSG Systems International, Inc.	92,741	4,980,192

Heidrick & Struggles International, Inc.	85,893	2,607,712

HireQuest, Inc.	22,827	492,378

ICF International, Inc.	20,313	2,228,336

Kelly Services, Inc., Class A	130,555	2,165,907

Kforce, Inc.	75,362	4,765,893

Korn Ferry	85,559	4,426,823

Resources Connection, Inc.	171,553	2,926,694

TTEC Holdings, Inc.	102,124	3,802,077

Total Professional Services		33,563,622

Real Estate Management & Development – 0.5%

eXp World Holdings, Inc.(a)	148,665	1,886,559

Kennedy-Wilson Holdings, Inc.	184,987	3,068,934

Marcus & Millichap, Inc.	36,175	1,161,579

Newmark Group, Inc., Class A	153,458	1,086,483

St. Joe Co.(a)	53,843	2,240,407

Total Real Estate Management & Development		9,443,962

Residential REITs – 0.3%

BRT Apartments Corp.(a)	46,071	908,520

Centerspace	12,211	667,087

Elme Communities	71,397	1,275,150

NexPoint Residential Trust, Inc.	26,738	1,167,649

UMH Properties, Inc.	88,208	1,304,596

Total Residential REITs		5,323,002

Retail REITs – 1.4%

Alexander’s, Inc.(a)	11,720	2,270,750

CBL & Associates Properties, Inc.(a)	25,179	645,590

Getty Realty Corp.	85,905	3,095,157

InvenTrust Properties Corp.	59,892	1,401,473

Macerich Co.	294,987	3,126,862

NETSTREIT Corp.	53,751	982,568

Retail Opportunity Investments Corp.	110,613	1,544,158

RPT Realty	70,528	670,721

Saul Centers, Inc.	30,598	1,193,322

SITE Centers Corp.	382,068	4,691,795

Tanger Factory Outlet Centers, Inc.	158,346	3,108,332

Urban Edge Properties	72,060	1,085,224

Urstadt Biddle Properties, Inc., Class A	34,579	607,553

Whitestone REIT	88,546	814,623

Total Retail REITs		25,238,128

Semiconductors & Semiconductor Equipment – 0.1%

NVE Corp.	28,052	2,328,035

Software – 1.3%

A10 Networks, Inc.	168,199	2,605,402

Adeia, Inc.	269,301	2,386,007

American Software, Inc., Class A	174,509	2,200,558

Ebix, Inc.(a)	120,627	1,591,070

InterDigital, Inc.	89,218	6,503,992

Pegasystems, Inc.	76,170	3,692,722

Progress Software Corp.(a)	82,799	4,756,803

Total Software		23,736,554

Specialized REITs – 1.6%

EPR Properties	414,239	15,782,506

Farmland Partners, Inc.	34,497	369,118

Four Corners Property Trust, Inc.	193,803	5,205,548

Gladstone Land Corp.(a)	40,122	668,031

Outfront Media, Inc.	399,677	6,486,758

Uniti Group, Inc.	422,812	1,500,983

Total Specialized REITs		30,012,944

Specialty Retail – 3.1%

Aaron’s Co., Inc.	173,101	1,672,156

Arko Corp.	272,179	2,310,800

Big 5 Sporting Goods Corp.	153,950	1,183,876

Buckle, Inc.	207,083	7,390,792

Caleres, Inc.	100,756	2,179,352

Camping World Holdings, Inc., Class A	232,513	4,852,546

Cato Corp., Class A	66,992	592,209

Designer Brands, Inc., Class A	220,644	1,928,429

Group 1 Automotive, Inc.	15,695	3,553,662

Guess?, Inc.	234,566	4,564,654

Haverty Furniture Cos., Inc.	78,472	2,504,042

Hibbett, Inc.	37,602	2,217,766

Monro, Inc.	84,815	4,192,405

PetMed Express, Inc.(a)	113,883	1,849,460

Shoe Carnival, Inc.	89,896	2,305,832

Sonic Automotive, Inc., Class A	65,372	3,552,315

Upbound Group, Inc.	287,587	7,048,757

Winmark Corp.	9,872	3,163,285

Total Specialty Retail		57,062,338

Technology Hardware, Storage & Peripherals – 0.7%

Immersion Corp.	154,964	1,385,378

Xerox Holdings Corp.	720,033	11,088,508

Total Technology Hardware, Storage & Peripherals		12,473,886

Textiles, Apparel & Luxury Goods – 2.4%

Carter’s, Inc.(a)	126,696	9,111,976

Kontoor Brands, Inc.(a)	202,710	9,809,137

Levi Strauss & Co., Class A(a)	289,971	5,286,172

Movado Group, Inc.	87,577	2,519,590

Oxford Industries, Inc.	44,920	4,743,103

Rocky Brands, Inc.	39,546	912,326

Steven Madden Ltd.	171,657	6,179,652

Superior Group of Cos., Inc.(a)	94,214	741,464

Wolverine World Wide, Inc.	355,637	6,063,611

Total Textiles, Apparel & Luxury Goods		45,367,031

Tobacco – 1.0%

Turning Point Brands, Inc.	88,108	1,850,268

Universal Corp.	125,634	6,644,782

Vector Group Ltd.	865,047	10,389,215

Total Tobacco		18,884,265

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2023

Investments	Shares	Value

Trading Companies & Distributors – 1.7%

Alta Equipment Group, Inc.	160,711	$2,547,269

Boise Cascade Co.	55,715	3,523,974

Global Industrial Co.	136,202	3,655,662

H&E Equipment Services, Inc.	111,820	4,945,799

McGrath RentCorp	58,482	5,456,955

Rush Enterprises, Inc., Class A	119,659	6,533,381

Veritiv Corp.	35,789	4,836,526

Total Trading Companies & Distributors		31,499,566

Water Utilities – 1.0%

Artesian Resources Corp., Class A(a)	46,067	2,550,269

California Water Service Group	89,241	5,193,826

Global Water Resources, Inc.	95,345	1,185,138

Middlesex Water Co.	39,850	3,113,082

SJW Group(a)	59,420	4,523,645

York Water Co.(a)	45,253	2,022,809

Total Water Utilities		18,588,769

Wireless Telecommunication Services – 0.5%

Shenandoah Telecommunications Co.(a)	103,767	1,973,648

Spok Holdings, Inc.	90,337	915,114

Telephone & Data Systems, Inc.	598,283	6,287,954

Total Wireless Telecommunication Services		9,176,716
Total United States		1,839,706,338

Puerto Rico – 0.7%

Banks – 0.5%

First Bancorp	563,635	6,436,712

OFG Bancorp	101,216	2,524,327

Total Banks		8,961,039

Financial Services – 0.2%

EVERTEC, Inc.	89,764	3,029,535
Total Puerto Rico		11,990,574
TOTAL COMMON STOCKS (Cost: $1,863,936,300)		1,851,696,912

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree U.S. MidCap Dividend Fund(a)(b)
(Cost: $532,733)	13,330	546,263

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%

United States – 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $24,262,147)	24,262,147	24,262,147

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $1,888,731,180)		1,876,505,322

Other Assets less Liabilities – (1.1)%		(19,824,161)

NET ASSETS – 100.0%		$1,856,681,161
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $196,578,788. The Fund also had securities on loan having a total market value of $105,237 that were sold and pending settlement. The total market value of the collateral held by the Fund was $197,740,673. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $173,478,526.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$1,218,396	$14,617,332	$14,528,606	$(762,679)	$1,820	$546,263	$100,535

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,851,696,912	$—	$—	$1,851,696,912
Exchange-Traded Fund	546,263	—	—	546,263
Investment of Cash Collateral for Securities Loaned	—	24,262,147	—	24,262,147
Total Investments in Securities	$1,852,243,175	$24,262,147	$—	$1,876,505,322

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.6%

Aerospace & Defense – 0.9%

AAR Corp.*	13,948	$760,863

Aerovironment, Inc.*	4,681	429,061

AerSale Corp.*	27,085	466,404

Cadre Holdings, Inc.	6,234	134,280

Ducommun, Inc.*	18,765	1,026,633

Kaman Corp.	6,044	138,166

Kratos Defense & Security Solutions, Inc.*	30,915	416,734

Maxar Technologies, Inc.	14,365	733,477

National Presto Industries, Inc.	738	53,203

Park Aerospace Corp.	7,877	105,946

Triumph Group, Inc.*	32,065	371,633

V2X, Inc.*	13,638	541,701

Total Aerospace & Defense		5,178,101

Air Freight & Logistics – 0.2%

Air Transport Services Group, Inc.*	46,082	959,888

Automobile Components – 1.7%

American Axle & Manufacturing Holdings, Inc.*	50,391	393,554

Dana, Inc.	33,115	498,381

Gentherm, Inc.*	7,708	465,717

Holley, Inc.*(a)	111,721	306,116

LCI Industries	31,505	3,461,454

Modine Manufacturing Co.*	30,044	692,514

Motorcar Parts of America, Inc.*	8,547	63,590

Patrick Industries, Inc.	40,400	2,779,924

Standard Motor Products, Inc.	13,464	496,956

XPEL, Inc.*	5,515	374,744

Total Automobile Components		9,532,950

Automobiles – 0.5%

Winnebago Industries, Inc.	51,462	2,969,357

Banks – 11.5%

1st Source Corp.	14,779	637,714

ACNB Corp.	5,360	174,468

Amalgamated Financial Corp.	15,953	282,209

Amerant Bancorp, Inc.	17,811	387,567

American National Bankshares, Inc.	6,976	221,139

Arrow Financial Corp.	10,394	258,915

Axos Financial, Inc.*	42,210	1,558,393

Banc of California, Inc.	43,827	549,152

Bancorp, Inc.*	24,880	692,908

Bank First Corp.(a)	2,667	196,238

Bank of Marin Bancorp	9,342	204,496

Bankwell Financial Group, Inc.	9,003	223,815

Banner Corp.	19,203	1,044,067

Baycom Corp.(a)	9,792	167,247

BCB Bancorp, Inc.	16,454	216,041

Berkshire Hills Bancorp, Inc.	18,824	471,729

Bridgewater Bancshares, Inc.*	11,323	122,741

Brookline Bancorp, Inc.	65,680	689,640

Business First Bancshares, Inc.	16,586	284,118

Byline Bancorp, Inc.	29,363	634,828

Cambridge Bancorp	4,193	271,748

Camden National Corp.	11,749	425,196

Capital Bancorp, Inc.	10,076	167,665

Capital City Bank Group, Inc.	4,675	137,024

Capitol Federal Financial, Inc.	82,389	554,478

Capstar Financial Holdings, Inc.	19,117	289,623

Carter Bankshares, Inc.*	10,398	145,572

Central Pacific Financial Corp.	29,295	524,381

Citizens & Northern Corp.	7,763	165,973

City Holding Co.	6,619	601,535

Civista Bancshares, Inc.	12,485	210,747

CNB Financial Corp.	18,490	355,008

Coastal Financial Corp.*	3,635	130,896

Colony Bankcorp, Inc.	19,741	201,358

Columbia Financial, Inc.*(a)	26,724	488,515

Community Trust Bancorp, Inc.	10,132	384,509

ConnectOne Bancorp, Inc.	26,467	467,937

CrossFirst Bankshares, Inc.*	36,521	382,740

Customers Bancorp, Inc.*	63,654	1,178,872

Dime Community Bancshares, Inc.	22,436	509,746

Eagle Bancorp, Inc.	14,058	470,521

Enterprise Bancorp, Inc.	8,860	278,736

Enterprise Financial Services Corp.	22,921	1,022,047

Equity Bancshares, Inc., Class A	8,777	213,895

Esquire Financial Holdings, Inc.	3,493	136,576

Farmers & Merchants Bancorp, Inc.	8,212	199,716

Farmers National Banc Corp.	21,308	269,333

FB Financial Corp.	19,422	603,636

Financial Institutions, Inc.	22,125	426,570

First Bancorp	15,271	542,426

First Bancorp, Inc.	9,681	250,641

First Bancshares, Inc.	14,175	366,140

First Busey Corp.	34,662	705,025

First Business Financial Services, Inc.	5,045	153,923

First Commonwealth Financial Corp.	63,125	784,644

First Community Bankshares, Inc.	10,007	250,675

First Financial Bancorp	64,045	1,394,260

First Financial Corp.	8,486	318,055

First Foundation, Inc.	62,265	463,874

First Internet Bancorp	12,771	212,637

First Mid Bancshares, Inc.	18,297	498,044

First of Long Island Corp.	20,247	273,335

First Western Financial, Inc.*	3,986	78,923

Five Star Bancorp	10,987	234,463

Flushing Financial Corp.	30,817	458,865

FS Bancorp, Inc.	6,932	208,029

FVCBankcorp, Inc.*(a)	11,325	120,611

German American Bancorp, Inc.	13,142	438,549

Great Southern Bancorp, Inc.	7,421	376,096

Greene County Bancorp, Inc.	3,708	84,097

Guaranty Bancshares, Inc.	8,694	242,302

Hanmi Financial Corp.	25,091	465,940

HarborOne Bancorp, Inc.	21,352	260,494

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

Heartland Financial USA, Inc.	23,710	$909,516

Heritage Commerce Corp.	22,551	187,850

Heritage Financial Corp.	23,500	502,900

Hilltop Holdings, Inc.	26,599	789,192

Hingham Institution for Savings(a)	1,113	259,819

Home Bancorp, Inc.	6,079	200,789

HomeStreet, Inc.	25,658	461,587

HomeTrust Bancshares, Inc.	11,378	279,785

Hope Bancorp, Inc.	114,673	1,126,089

Horizon Bancorp, Inc.	42,894	474,408

Independent Bank Corp.	14,889	264,578

John Marshall Bancorp, Inc.	5,431	117,310

Kearny Financial Corp.	49,493	401,883

Lakeland Bancorp, Inc.	32,601	509,880

Lakeland Financial Corp.	9,189	575,599

Live Oak Bancshares, Inc.	20,719	504,922

Luther Burbank Corp.	60,421	572,791

Macatawa Bank Corp.	11,079	113,227

Mercantile Bank Corp.	11,018	336,930

Metrocity Bankshares, Inc.	21,908	374,408

Metropolitan Bank Holding Corp.*	10,514	356,319

Mid Penn Bancorp, Inc.	6,706	171,741

Midland States Bancorp, Inc.	22,911	490,754

MidWestOne Financial Group, Inc.	12,531	306,007

MVB Financial Corp.	11,708	241,653

National Bank Holdings Corp., Class A	14,509	485,471

NBT Bancorp, Inc.	24,053	810,827

Nicolet Bankshares, Inc.*	7,124	449,168

Northeast Bank	8,816	296,747

Northfield Bancorp, Inc.	29,288	345,013

Northrim Bancorp, Inc.	5,130	242,033

Northwest Bancshares, Inc.	58,344	701,878

OceanFirst Financial Corp.	35,360	653,453

Old Second Bancorp, Inc.	9,967	140,136

Origin Bancorp, Inc.	15,210	489,002

Orrstown Financial Services, Inc.	7,475	148,454

Parke Bancorp, Inc.	15,207	270,380

Pathward Financial, Inc.	24,219	1,004,846

PCB Bancorp	16,131	233,738

Peapack-Gladstone Financial Corp.	9,194	272,326

Peoples Bancorp, Inc.	26,302	677,277

Peoples Financial Services Corp.	3,974	172,273

Preferred Bank	9,479	519,544

Premier Financial Corp.	19,874	411,988

Primis Financial Corp.	8,842	85,148

Provident Bancorp, Inc.(a)	27,407	187,464

Provident Financial Services, Inc.	50,878	975,840

QCR Holdings, Inc.	14,404	632,480

RBB Bancorp	21,625	335,188

Renasant Corp.	27,595	843,855

Republic Bancorp, Inc., Class A	14,794	627,709

Republic First Bancorp, Inc.*(a)	90,556	123,156

S&T Bancorp, Inc.	21,810	685,925

Sandy Spring Bancorp, Inc.	24,266	630,431

Seacoast Banking Corp. of Florida	29,655	702,823

Shore Bancshares, Inc.	7,467	106,629

Sierra Bancorp	18,561	319,620

Silvergate Capital Corp., Class A*	35,578	57,636

SmartFinancial, Inc.	6,243	144,463

South Plains Financial, Inc.	10,803	231,292

Southern First Bancshares, Inc.*	5,837	179,196

Southern Missouri Bancorp, Inc.	5,400	202,014

Southside Bancshares, Inc.	22,333	741,456

Stellar Bancorp, Inc.	13,548	333,416

Stock Yards Bancorp, Inc.	9,310	513,353

Summit Financial Group, Inc.	12,016	249,332

Third Coast Bancshares, Inc.*	6,779	106,498

Towne Bank	42,776	1,139,980

TriCo Bancshares	14,966	622,436

Triumph Financial, Inc.*	10,598	615,320

TrustCo Bank Corp.	10,988	350,957

Trustmark Corp.	29,447	727,341

Unity Bancorp, Inc.	8,086	184,442

Univest Financial Corp.	13,977	331,814

Veritex Holdings, Inc.	33,085	604,132

Washington Federal, Inc.	41,725	1,256,757

Washington Trust Bancorp, Inc.	11,768	407,879

WesBanco, Inc.	36,040	1,106,428

West Bancorp, Inc.	18,280	333,976

Westamerica BanCorp	11,125	492,838

Total Banks		65,457,741

Beverages – 0.1%

Duckhorn Portfolio, Inc.*	31,444	499,960

Vita Coco Co., Inc.*	11,670	228,965

Total Beverages		728,925

Biotechnology – 1.7%

ACADIA Pharmaceuticals, Inc.*	33,555	631,505

Arcus Biosciences, Inc.*	16,352	298,261

Avid Bioservices, Inc.*	14,286	268,005

Catalyst Pharmaceuticals, Inc.*	26,194	434,297

Chimerix, Inc.*	162,303	204,502

Dynavax Technologies Corp.*	154,156	1,512,270

Eagle Pharmaceuticals, Inc.*	19,744	560,137

Emergent BioSolutions, Inc.*	84,370	874,073

Humacyte, Inc.*(a)	85,958	265,610

Intercept Pharmaceuticals, Inc.*	77,656	1,042,920

Ironwood Pharmaceuticals, Inc.*	98,719	1,038,524

iTeos Therapeutics, Inc.*	65,426	890,448

Organogenesis Holdings, Inc.*	207,534	442,047

Puma Biotechnology, Inc.*	26,789	82,778

REGENXBIO, Inc.*	22,280	421,315

Selecta Biosciences, Inc.*(a)	246,830	343,094

Vanda Pharmaceuticals, Inc.*	2,858	19,406

Xencor, Inc.*	12,717	354,677

Total Biotechnology		9,683,869

Building Products – 2.4%

American Woodmark Corp.*	13,424	698,988

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

Apogee Enterprises, Inc.	12,164	$526,093

AZZ, Inc.	17,778	733,165

CSW Industrials, Inc.	4,549	631,992

Gibraltar Industries, Inc.*	14,920	723,620

Griffon Corp.	39,728	1,271,693

Hayward Holdings, Inc.*(a)	191,750	2,247,310

Insteel Industries, Inc.	27,859	775,037

Janus International Group, Inc.*	54,003	532,470

JELD-WEN Holding, Inc.*	117,495	1,487,487

PGT Innovations, Inc.*	42,243	1,060,722

Quanex Building Products Corp.	24,089	518,636

Resideo Technologies, Inc.*	126,956	2,320,756

Total Building Products		13,527,969

Capital Markets – 4.7%

Artisan Partners Asset Management, Inc., Class A	40,250	1,287,195

AssetMark Financial Holdings, Inc.*	32,518	1,022,691

Avantax, Inc.*	25,873	680,977

Bakkt Holdings, Inc.*(a)	161,297	277,431

BGC Partners, Inc., Class A	524,613	2,743,726

Bridge Investment Group Holdings, Inc., Class A	19,351	219,247

Brightsphere Investment Group, Inc.	22,559	531,941

Diamond Hill Investment Group, Inc.	1,709	281,267

Donnelley Financial Solutions, Inc.*	20,519	838,406

Focus Financial Partners, Inc., Class A*	51,879	2,690,964

GCM Grosvenor, Inc., Class A	81,390	635,656

Greenhill & Co., Inc.	2,761	24,490

Open Lending Corp., Class A*	104,733	737,320

Oppenheimer Holdings, Inc., Class A	13,821	541,092

P10, Inc., Class A	56,384	570,042

Perella Weinberg Partners(a)	51,621	469,751

Piper Sandler Cos.	12,406	1,719,596

PJT Partners, Inc., Class A	11,483	828,958

Silvercrest Asset Management Group, Inc., Class A	6,896	125,369

StepStone Group, Inc., Class A	22,095	536,246

StoneX Group, Inc.*	12,502	1,294,332

TPG, Inc.	84,879	2,489,501

Victory Capital Holdings, Inc., Class A	77,021	2,254,405

Virtu Financial, Inc., Class A	118,200	2,233,980

Virtus Investment Partners, Inc.	8,410	1,601,180

Total Capital Markets		26,635,763

Chemicals – 1.6%

AdvanSix, Inc.	27,876	1,066,814

American Vanguard Corp.	11,258	246,325

Ecovyst, Inc.*	62,672	692,526

FutureFuel Corp.	25,145	185,570

Hawkins, Inc.	11,185	489,679

Intrepid Potash, Inc.*	15,472	427,027

Koppers Holdings, Inc.	23,774	831,377

Kronos Worldwide, Inc.	117,176	1,079,191

LSB Industries, Inc.*	89,574	925,299

Mativ Holdings, Inc.	24,287	521,442

Minerals Technologies, Inc.	18,297	1,105,505

Stepan Co.	7,761	799,616

Valhi, Inc.	40,397	703,312

Total Chemicals		9,073,683

Commercial Services & Supplies – 1.9%

ACCO Brands Corp.	155,189	825,605

ARC Document Solutions, Inc.	24,573	77,896

Aris Water Solutions, Inc., Class A(a)	10,431	81,257

Brady Corp., Class A	16,920	909,112

BrightView Holdings, Inc.*	109,077	613,013

CECO Environmental Corp.*	22,657	316,971

CoreCivic, Inc.*	44,883	412,924

Deluxe Corp.	68,049	1,088,784

Ennis, Inc.	15,871	334,719

GEO Group, Inc.*(a)	97,009	765,401

Harsco Corp.*	5,183	35,400

Healthcare Services Group, Inc.	14,478	200,810

Heritage-Crystal Clean, Inc.*	15,277	544,014

HNI Corp.	10,428	290,316

Interface, Inc.	58,128	471,999

KAR Auction Services, Inc.*	20,816	284,763

Kimball International, Inc., Class B	39,348	487,915

Liquidity Services, Inc.*	14,349	188,976

Matthews International Corp., Class A	16,704	602,346

MillerKnoll, Inc.	48,840	998,778

Pitney Bowes, Inc.	31,621	123,006

Quad/Graphics, Inc.*	42,085	180,545

SP Plus Corp.*	11,547	395,947

Steelcase, Inc., Class A	35,221	296,561

VSE Corp.	7,052	316,635

Total Commercial Services & Supplies		10,843,693

Communications Equipment – 0.8%

ADTRAN Holdings, Inc.	16,001	253,776

Aviat Networks, Inc.*	8,867	305,557

Clearfield, Inc.*	4,061	189,161

CommScope Holding Co., Inc.*	242,834	1,546,852

Digi International, Inc.*	11,404	384,087

DZS, Inc.*	5,153	40,657

Harmonic, Inc.*	28,408	414,473

Lantronix, Inc.*	10,158	44,086

NETGEAR, Inc.*	5,252	97,214

Ribbon Communications, Inc.*	11,195	38,287

Viavi Solutions, Inc.*	131,524	1,424,405

Total Communications Equipment		4,738,555

Construction & Engineering – 0.8%

Ameresco, Inc., Class A*	10,443	514,005

Argan, Inc.	7,774	314,614

Concrete Pumping Holdings, Inc.*	25,253	171,720

Construction Partners, Inc., Class A*	11,948	321,879

Granite Construction, Inc.	13,179	541,393

IES Holdings, Inc.*	3,814	164,345

MYR Group, Inc.*	5,921	746,105

Northwest Pipe Co.*	7,280	227,354

Primoris Services Corp.	33,307	821,351

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

Sterling Infrastructure, Inc.*	21,104	$799,420

Total Construction & Engineering		4,622,186

Construction Materials – 0.1%

United States Lime & Minerals, Inc.	2,499	381,572

Consumer Finance – 2.9%

Atlanticus Holdings Corp.*	26,972	731,750

Bread Financial Holdings, Inc.	93,997	2,849,989

Consumer Portfolio Services, Inc.*	39,827	425,751

Encore Capital Group, Inc.*	42,459	2,142,057

Enova International, Inc.*	41,171	1,829,227

EZCORP, Inc., Class A*	37,380	321,468

Green Dot Corp., Class A*	49,771	855,066

LendingClub Corp.*	193,708	1,396,635

Navient Corp.	191,375	3,060,086

Oportun Financial Corp.*(a)	64,600	249,356

PRA Group, Inc.*	23,035	897,444

PROG Holdings, Inc.*	46,880	1,115,275

Regional Management Corp.	18,983	495,266

Sunlight Financial Holdings, Inc.*	45,452	14,195

World Acceptance Corp.*	3,750	312,337

Total Consumer Finance		16,695,902

Consumer Staples Distribution & Retail – 0.9%

Andersons, Inc.	25,108	1,037,463

Chefs’ Warehouse, Inc.*	9,078	309,106

Ingles Markets, Inc., Class A	18,709	1,659,488

Natural Grocers by Vitamin Cottage, Inc.	10,303	121,060

PriceSmart, Inc.	9,598	686,065

SpartanNash Co.	21,177	525,190

Village Super Market, Inc., Class A	6,155	140,826

Weis Markets, Inc.	9,823	831,713

Total Consumer Staples Distribution & Retail		5,310,911

Containers & Packaging – 1.0%

Myers Industries, Inc.	15,989	342,644

O-I Glass, Inc.*	148,369	3,369,460

Pactiv Evergreen, Inc.	173,980	1,391,840

TriMas Corp.	21,839	608,435

Total Containers & Packaging		5,712,379

Distributors – 0.1%

Funko, Inc., Class A*(a)	39,099	368,704

Diversified Consumer Services – 1.5%

Adtalem Global Education, Inc.*	30,539	1,179,416

Carriage Services, Inc.	14,041	428,531

Coursera, Inc.*	33,806	389,445

Duolingo, Inc.*	6,717	957,777

European Wax Center, Inc., Class A(a)	12,578	238,982

Frontdoor, Inc.*	29,002	808,576

Graham Holdings Co., Class B	2,239	1,334,086

Laureate Education, Inc.	29,311	344,697

Lincoln Educational Services Corp.*	19,990	113,144

Perdoceo Education Corp.*	51,860	696,480

Rover Group, Inc.*	42,618	193,060

Strategic Education, Inc.	8,033	721,604

Stride, Inc.*	17,785	698,061

Universal Technical Institute, Inc.*	18,044	133,165

WW International, Inc.*(a)	122,366	504,148

Total Diversified Consumer Services		8,741,172

Diversified REITs – 0.4%

Alexander & Baldwin, Inc.	9,177	173,537

Alpine Income Property Trust, Inc.	9,289	156,334

American Assets Trust, Inc.	12,498	232,338

Armada Hoffler Properties, Inc.	46,214	545,787

CTO Realty Growth, Inc.	5,133	88,596

Empire State Realty Trust, Inc., Class A	41,983	272,470

NexPoint Diversified Real Estate Trust(a)	43,989	456,606

One Liberty Properties, Inc.	11,351	260,278

Total Diversified REITs		2,185,946

Diversified Telecommunication Services – 0.1%

Bandwidth, Inc., Class A*	2,407	36,586

Consolidated Communications Holdings, Inc.*	26,952	69,536

EchoStar Corp., Class A*	7,271	132,987

IDT Corp., Class B*	13,422	457,422

Ooma, Inc.*	1,426	17,839

Total Diversified Telecommunication Services		714,370

Electric Utilities – 0.4%

Genie Energy Ltd., Class B	3,837	53,028

Otter Tail Corp.(a)	32,560	2,353,111

Via Renewables, Inc.(a)	732	13,454

Total Electric Utilities		2,419,593

Electrical Equipment – 0.8%

Allied Motion Technologies, Inc.	5,231	202,178

GrafTech International Ltd.	482,009	2,342,564

LSI Industries, Inc.	16,226	226,028

Powell Industries, Inc.	3,821	162,736

Preformed Line Products Co.	5,041	645,450

Thermon Group Holdings, Inc.*	14,463	360,418

Vicor Corp.*	7,307	342,991

Total Electrical Equipment		4,282,365

Electronic Equipment, Instruments & Components – 1.7%

Arlo Technologies, Inc.*	34,171	207,076

Bel Fuse, Inc., Class B	12,310	462,610

Benchmark Electronics, Inc.	17,066	404,294

CTS Corp.	13,126	649,212

ePlus, Inc.*	14,520	712,061

FARO Technologies, Inc.*	6,997	172,196

Itron, Inc.*	6,306	349,668

Kimball Electronics, Inc.*	16,555	398,976

Knowles Corp.*	42,926	729,742

Luna Innovations, Inc.*	2,542	18,277

Methode Electronics, Inc.	17,608	772,639

Napco Security Technologies, Inc.*	10,135	380,873

OSI Systems, Inc.*	6,262	640,978

PC Connection, Inc.	12,092	543,656

Richardson Electronics Ltd.	4,984	111,243

Rogers Corp.*	6,095	996,106

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

ScanSource, Inc.*	21,294	$648,189

TTM Technologies, Inc.*	75,462	1,017,982

Vishay Precision Group, Inc.*	8,560	357,466

Total Electronic Equipment, Instruments & Components		9,573,244

Energy Equipment & Services – 0.9%

Archrock, Inc.	39,754	388,397

Bristow Group, Inc.*	9,003	201,667

DMC Global, Inc.*	8,981	197,313

Natural Gas Services Group, Inc.*	8,194	84,480

Newpark Resources, Inc.*	26,151	100,681

NexTier Oilfield Solutions, Inc.*	180,871	1,437,924

Oceaneering International, Inc.*	21,344	376,295

ProFrac Holding Corp., Class A*	76,938	974,804

RPC, Inc.	104,685	805,028

Select Energy Services, Inc., Class A	36,225	252,126

Solaris Oilfield Infrastructure, Inc., Class A	14,797	126,366

TETRA Technologies, Inc.*	43,047	114,075

U.S. Silica Holdings, Inc.*	23,031	274,990

Total Energy Equipment & Services		5,334,146

Entertainment – 0.1%

Marcus Corp.	14,217	227,472

Reservoir Media, Inc.*	26,741	174,351

Sciplay Corp., Class A*	13,575	230,232

Vivid Seats, Inc., Class A*(a)	23,607	180,122

Total Entertainment		812,177

Financial Services – 1.9%

A-Mark Precious Metals, Inc.	35,031	1,213,824

Alerus Financial Corp.	15,530	249,256

Cass Information Systems, Inc.	5,663	245,265

Federal Agricultural Mortgage Corp., Class C	6,473	862,139

I3 Verticals, Inc., Class A*	10,705	262,594

International Money Express, Inc.*	22,702	585,258

Merchants Bancorp	47,453	1,235,676

MoneyGram International, Inc.*	31,319	326,344

NMI Holdings, Inc., Class A*	91,754	2,048,867

Ocwen Financial Corp.*	13,821	374,826

Paymentus Holdings, Inc., Class A*	12,672	112,274

Payoneer Global, Inc.*	72,819	457,303

Repay Holdings Corp.*	75,881	498,538

Rocket Cos., Inc., Class A*(a)	67,874	614,938

Shift4 Payments, Inc., Class A*(a)	10,120	767,096

UWM Holdings Corp.(a)	143,017	702,213

Waterstone Financial, Inc.	10,657	161,240

Total Financial Services		10,717,651

Food Products – 0.9%

B&G Foods, Inc.	6,793	105,495

Cal-Maine Foods, Inc.	29,392	1,789,679

Calavo Growers, Inc.	5,391	155,099

Hain Celestial Group, Inc.*	35,725	612,684

John B. Sanfilippo & Son, Inc.	5,928	574,542

Mission Produce, Inc.*	11,170	124,099

Seneca Foods Corp., Class A*	7,318	382,512

Sovos Brands, Inc.*	27,155	452,945

Tootsie Roll Industries, Inc.	14,567	654,219

Utz Brands, Inc.	19,150	315,400

Whole Earth Brands, Inc.*(a)	27,657	70,802

Total Food Products		5,237,476

Gas Utilities – 0.2%

Chesapeake Utilities Corp.	5,108	653,773

Northwest Natural Holding Co.	8,295	394,510

Total Gas Utilities		1,048,283

Ground Transportation – 1.8%

ArcBest Corp.	29,314	2,709,200

Covenant Logistics Group, Inc.	17,510	620,204

Daseke, Inc.*	59,744	461,821

Heartland Express, Inc.	31,167	496,179

Marten Transport Ltd.	34,381	720,282

PAM Transportation Services, Inc.*	27,504	787,440

Schneider National, Inc., Class B	123,446	3,302,180

Universal Logistics Holdings, Inc.	29,942	872,809

Yellow Corp.*(a)	108,865	220,996

Total Ground Transportation		10,191,111

Health Care Equipment & Supplies – 1.7%

Atrion Corp.	391	245,513

Avanos Medical, Inc.*	7,899	234,916

Bioventus, Inc., Class A*(a)	75,536	80,824

CONMED Corp.	8,915	925,912

Embecta Corp.	65,626	1,845,403

Figs, Inc., Class A*(a)	37,502	232,137

Glaukos Corp.*	8,393	420,489

Heska Corp.*	3,603	351,725

Integer Holdings Corp.*	10,342	801,505

iRadimed Corp.	4,855	191,044

LeMaitre Vascular, Inc.	4,954	254,982

Mesa Laboratories, Inc.	1,773	309,796

NuVasive, Inc.*	19,165	791,706

Omnicell, Inc.*	23,272	1,365,368

Orthofix Medical, Inc.*	1,185	19,849

Semler Scientific, Inc.*	4,431	118,751

Sensus Healthcare, Inc.*(a)	23,560	122,748

UFP Technologies, Inc.*	2,944	382,249

Utah Medical Products, Inc.	1,923	182,243

Varex Imaging Corp.*	22,303	405,692

Zynex, Inc.*	12,218	146,616

Total Health Care Equipment & Supplies		9,429,468

Health Care Providers & Services – 1.6%

Addus HomeCare Corp.*	4,251	453,837

Agiliti, Inc.*(a)	43,180	690,016

Apollo Medical Holdings, Inc.*	16,342	595,993

Cross Country Healthcare, Inc.*	38,130	851,062

DocGo, Inc.*(a)	33,185	287,050

Enhabit, Inc.*	38,855	540,473

Fulgent Genetics, Inc.*(a)	41,850	1,306,557

Joint Corp.*	593	9,980

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

ModivCare, Inc.*	9,080	$763,446

National Research Corp.	5,196	226,078

Owens & Minor, Inc.*	70,702	1,028,714

Pediatrix Medical Group, Inc.*	64,438	960,771

Pennant Group, Inc.*	3,381	48,281

PetIQ, Inc.*	25,001	286,011

RadNet, Inc.*	6,006	150,330

Surgery Partners, Inc.*	18,297	630,698

U.S. Physical Therapy, Inc.	2,265	221,766

Total Health Care Providers & Services		9,051,063

Health Care REITs – 0.4%

Community Healthcare Trust, Inc.	7,680	281,088

LTC Properties, Inc.	14,957	525,440

National Health Investors, Inc.	10,090	520,442

Universal Health Realty Income Trust	14,127	679,650

Total Health Care REITs		2,006,620

Health Care Technology – 0.6%

Computer Programs & Systems, Inc.*	9,637	291,037

Definitive Healthcare Corp.*(a)	22,685	234,336

GoodRx Holdings, Inc., Class A*	127,670	797,937

HealthStream, Inc.*	8,881	240,675

Multiplan Corp.*(a)	633,097	671,083

NextGen Healthcare, Inc.*	21,116	367,630

OptimizeRx Corp.*	5,598	81,899

Simulations Plus, Inc.	4,790	210,473

Veradigm, Inc.*	57,262	747,269

Total Health Care Technology		3,642,339

Hotel & Resort REITs – 0.3%

DiamondRock Hospitality Co.	54,335	441,744

Hersha Hospitality Trust, Class A	53,722	361,012

Sunstone Hotel Investors, Inc.	119,390	1,179,573

Total Hotel & Resort REITs		1,982,329

Hotels, Restaurants & Leisure – 2.5%

Accel Entertainment, Inc.*	66,071	601,907

Bloomin’ Brands, Inc.	75,202	1,928,931

Bluegreen Vacations Holding Corp.(a)	22,168	606,960

Bowlero Corp.*	20,613	349,390

Brinker International, Inc.*	20,668	785,384

Century Casinos, Inc.*	29,343	215,084

Cheesecake Factory, Inc.(a)	9,817	344,086

Chuy’s Holdings, Inc.*	8,825	316,376

Cracker Barrel Old Country Store, Inc.	7,660	870,176

Dave & Buster’s Entertainment, Inc.*	23,220	854,264

Denny’s Corp.*	26,401	294,635

Dine Brands Global, Inc.	6,310	426,808

Dutch Bros, Inc., Class A*(a)	9,774	309,152

El Pollo Loco Holdings, Inc.(a)	10,662	102,249

Everi Holdings, Inc.*	77,789	1,334,081

First Watch Restaurant Group, Inc.*	14,608	234,604

Golden Entertainment, Inc.*	15,345	667,661

Jack in the Box, Inc.	11,945	1,046,263

Monarch Casino & Resort, Inc.	6,995	518,679

ONE Group Hospitality, Inc.*	30,320	245,592

RCI Hospitality Holdings, Inc.	4,256	332,691

Ruth’s Hospitality Group, Inc.	19,499	320,174

Sabre Corp.*(a)	68,286	292,947

Six Flags Entertainment Corp.*	30,953	826,755

Target Hospitality Corp.*(a)	20,929	275,007

Total Hotels, Restaurants & Leisure		14,099,856

Household Durables – 6.1%

Bassett Furniture Industries, Inc.	17,368	309,150

Beazer Homes USA, Inc.*	57,834	918,404

Cavco Industries, Inc.*	6,972	2,215,283

Century Communities, Inc.	56,056	3,583,099

Cricut, Inc., Class A(a)	23,990	244,698

Dream Finders Homes, Inc., Class A*(a)	63,631	843,111

Ethan Allen Interiors, Inc.	27,215	747,324

GoPro, Inc., Class A*	170,288	856,549

Green Brick Partners, Inc.*	77,572	2,719,674

Hooker Furnishings Corp.	2,092	38,053

Hovnanian Enterprises, Inc., Class A*	10,231	694,071

Installed Building Products, Inc.	17,614	2,008,524

La-Z-Boy, Inc.	45,596	1,325,932

Landsea Homes Corp.*	81,611	494,563

Legacy Housing Corp.*	21,005	478,074

LGI Homes, Inc.*	25,757	2,937,071

Lovesac Co.*(a)	15,614	451,245

M/I Homes, Inc.*	50,675	3,197,086

MDC Holdings, Inc.	132,497	5,150,158

Sonos, Inc.*	27,790	545,240

Tri Pointe Homes, Inc.*	183,415	4,644,068

Tupperware Brands Corp.*(a)	43,986	109,965

Universal Electronics, Inc.*	2,236	22,673

Total Household Durables		34,534,015

Household Products – 0.6%

Central Garden & Pet Co., Class A*	24,960	975,187

Energizer Holdings, Inc.	37,715	1,308,710

Spectrum Brands Holdings, Inc.	8,290	548,964

WD-40 Co.	3,137	558,543

Total Household Products		3,391,404

Independent Power & Renewable Electricity Producers – 0.0%

Montauk Renewables, Inc.*(a)	31,198	245,528

Industrial REITs – 0.0%

Indus Realty Trust, Inc.	2,511	166,454

Insurance – 2.1%

Ambac Financial Group, Inc.*	80,439	1,245,196

AMERISAFE, Inc.	5,260	257,477

BRP Group, Inc., Class A*	13,295	338,491

Donegal Group, Inc., Class A	12,457	190,343

Employers Holdings, Inc.	11,491	479,060

Genworth Financial, Inc., Class A*	818,775	4,110,251

Goosehead Insurance, Inc., Class A*	5,476	285,847

Hagerty, Inc., Class A*(a)	18,206	159,120

Horace Mann Educators Corp.	12,636	423,053

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

Investors Title Co.	922	$139,222

National Western Life Group, Inc., Class A	3,536	857,904

Palomar Holdings, Inc.*	7,192	396,998

ProAssurance Corp.	21,256	392,811

Safety Insurance Group, Inc.	6,457	481,176

Stewart Information Services Corp.	37,176	1,500,052

Trean Insurance Group, Inc.*	62,025	379,593

United Fire Group, Inc.	15,133	401,781

Total Insurance		12,038,375

Interactive Media & Services – 0.9%

Cargurus, Inc.*	84,773	1,583,560

Cars.com, Inc.*	65,317	1,260,618

DHI Group, Inc.*	9,356	36,301

QuinStreet, Inc.*	7,855	124,659

Shutterstock, Inc.	17,968	1,304,477

System1, Inc.*(a)	22,674	97,498

Yelp, Inc.*	11,975	367,632

ZipRecruiter, Inc., Class A*	27,882	444,439

Total Interactive Media & Services		5,219,184

IT Services – 0.5%

Brightcove, Inc.*	3,310	14,729

Grid Dynamics Holdings, Inc.*	22,304	255,604

Hackett Group, Inc.	17,139	316,729

Information Services Group, Inc.	33,641	171,233

Perficient, Inc.*	13,862	1,000,698

Rackspace Technology, Inc.*	258,148	485,318

Squarespace, Inc., Class A*	18,879	599,786

Unisys Corp.*	5,583	21,662

Total IT Services		2,865,759

Leisure Products – 1.4%

American Outdoor Brands, Inc.*	2,373	23,350

AMMO, Inc.*(a)	114,602	225,766

JAKKS Pacific, Inc.*	16,901	292,387

Johnson Outdoors, Inc., Class A	5,340	336,473

Malibu Boats, Inc., Class A*	20,664	1,166,483

MasterCraft Boat Holdings, Inc.*	27,037	822,736

Smith & Wesson Brands, Inc.	59,953	738,022

Solo Brands, Inc., Class A*	123,053	883,521

Sturm Ruger & Co., Inc.	12,385	711,394

Vista Outdoor, Inc.*(a)	104,956	2,908,331

Total Leisure Products		8,108,463

Life Sciences Tools & Services – 1.1%

Cytek Biosciences, Inc.*	29,703	272,971

Maravai LifeSciences Holdings, Inc., Class A*	185,591	2,600,130

Sotera Health Co.*	193,641	3,468,110

Total Life Sciences Tools & Services		6,341,211

Machinery – 2.6%

Alamo Group, Inc.	4,214	776,050

Astec Industries, Inc.	1,884	77,715

Barnes Group, Inc.	12,555	505,715

CIRCOR International, Inc.*	8,501	264,551

Columbus McKinnon Corp.	19,766	734,505

Commercial Vehicle Group, Inc.*	20,861	152,285

Douglas Dynamics, Inc.	7,500	239,175

Energy Recovery, Inc.*	13,149	303,084

Enerpac Tool Group Corp.	14,385	366,818

EnPro Industries, Inc.	8,207	852,625

ESCO Technologies, Inc.	5,700	544,065

Gorman-Rupp Co.	4,525	113,125

Greenbrier Cos., Inc.	10,276	330,579

Helios Technologies, Inc.	18,763	1,227,100

Hillman Solutions Corp.*	71,277	600,152

Kadant, Inc.	3,328	693,955

Kennametal, Inc.	41,190	1,136,020

Lindsay Corp.	3,138	474,246

Manitowoc Co., Inc.*	34,060	582,085

Miller Industries, Inc.	5,953	210,439

Mueller Water Products, Inc., Class A	43,955	612,733

Omega Flex, Inc.	2,504	279,046

Proto Labs, Inc.*	13,444	445,669

REV Group, Inc.	18,224	218,506

Shyft Group, Inc.	11,974	272,409

Standex International Corp.	5,884	720,437

Tennant Co.	5,661	387,948

Titan International, Inc.*	62,844	658,605

Trinity Industries, Inc.	16,397	399,431

Wabash National Corp.	18,663	458,923

Total Machinery		14,637,996

Marine Transportation – 0.7%

Matson, Inc.	70,327	4,196,412

Media – 2.2%

Advantage Solutions, Inc.*(a)	592,211	935,693

Altice USA, Inc., Class A*	566,774	1,938,367

AMC Networks, Inc., Class A*	60,437	1,062,482

Cumulus Media, Inc., Class A*	34,880	128,707

Daily Journal Corp.*	293	83,493

Entravision Communications Corp., Class A	49,102	297,067

EW Scripps Co., Class A*	49,199	462,963

Gannett Co., Inc.*	247,641	463,089

Gray Television, Inc.	144,083	1,256,404

John Wiley & Sons, Inc., Class A	31,206	1,209,857

Magnite, Inc.*	52,058	482,057

PubMatic, Inc., Class A*	22,676	313,382

Scholastic Corp.	11,566	395,789

Sinclair Broadcast Group, Inc., Class A	95,008	1,630,337

TechTarget, Inc.*	13,334	481,624

Thryv Holdings, Inc.*	39,282	905,843

WideOpenWest, Inc.*	24,104	256,226

Total Media		12,303,380

Metals & Mining – 2.3%

Arconic Corp.*	22,097	579,604

Century Aluminum Co.*	60,292	602,920

Compass Minerals International, Inc.	8,819	302,404

Haynes International, Inc.	5,437	272,339

Kaiser Aluminum Corp.	3,704	276,430

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

Materion Corp.	7,795	$904,220

Olympic Steel, Inc.	18,467	964,162

Ramaco Resources, Inc.	70,427	620,462

Ryerson Holding Corp.	65,013	2,365,173

Schnitzer Steel Industries, Inc., Class A	35,685	1,109,803

SunCoke Energy, Inc.	82,282	738,892

TimkenSteel Corp.*	56,688	1,039,658

Tredegar Corp.	30,407	277,616

Warrior Met Coal, Inc.	90,755	3,331,616

Total Metals & Mining		13,385,299

Multi-Utilities – 0.1%

Unitil Corp.	6,187	352,907

Office REITs – 0.4%

Brandywine Realty Trust	202,453	957,603

Easterly Government Properties, Inc.	25,707	353,214

JBG SMITH Properties	29,659	446,664

Office Properties Income Trust	25,811	317,475

Paramount Group, Inc.	62,496	284,982

Piedmont Office Realty Trust, Inc., Class A	3,162	23,083

Postal Realty Trust, Inc., Class A(a)	729	11,095

Total Office REITs		2,394,116

Oil, Gas & Consumable Fuels – 3.9%

Alto Ingredients, Inc.*(a)	67,469	101,203

Amplify Energy Corp.*(a)	47,968	329,540

Berry Corp.	122,838	964,278

Clean Energy Fuels Corp.*	51,152	223,023

Crescent Energy Co., Class A	43,680	494,021

Delek U.S. Holdings, Inc.	72,009	1,652,607

Earthstone Energy, Inc., Class A*	152,198	1,980,096

Excelerate Energy, Inc., Class A	10,031	222,086

Gulfport Energy Corp.*	36,952	2,956,160

NACCO Industries, Inc., Class A	7,640	275,575

Overseas Shipholding Group, Inc., Class A*	35,931	140,131

Par Pacific Holdings, Inc.*	98,043	2,862,856

PHX Minerals, Inc.	26,723	70,014

Ranger Oil Corp., Class A	36,600	1,494,744

REX American Resources Corp.*	12,425	355,231

SandRidge Energy, Inc.*	56,425	813,084

SilverBow Resources, Inc.*(a)	41,040	937,764

Sitio Royalties Corp., Class A	44,866	1,013,972

Talos Energy, Inc.*	86,935	1,290,115

VAALCO Energy, Inc.	126,464	572,882

Vital Energy, Inc.*(a)	34,676	1,579,145

W&T Offshore, Inc.*	282,223	1,433,693

World Fuel Services Corp.	28,669	732,493

Total Oil, Gas & Consumable Fuels		22,494,713

Paper & Forest Products – 0.4%

Clearwater Paper Corp.*	14,725	492,110

Sylvamo Corp.	40,932	1,893,514

Total Paper & Forest Products		2,385,624

Passenger Airlines – 0.3%

Allegiant Travel Co.*	5,393	496,048

SkyWest, Inc.*	49,914	1,106,593

Sun Country Airlines Holdings, Inc.*	13,823	283,372

Total Passenger Airlines		1,886,013

Personal Care Products – 0.5%

Edgewell Personal Care Co.	23,376	991,610

Medifast, Inc.	8,845	916,961

Nature’s Sunshine Products, Inc.*	1,698	17,337

Nu Skin Enterprises, Inc., Class A	9,569	376,157

USANA Health Sciences, Inc.*	5,408	340,163

Total Personal Care Products		2,642,228

Pharmaceuticals – 1.1%

Amneal Pharmaceuticals, Inc.*	130,459	181,338

Amphastar Pharmaceuticals, Inc.*	18,780	704,250

ANI Pharmaceuticals, Inc.*	3,479	138,186

Assertio Holdings, Inc.*(a)	78,809	502,013

Atea Pharmaceuticals, Inc.*	58,811	197,017

Collegium Pharmaceutical, Inc.*	31,332	751,655

Innoviva, Inc.*	118,805	1,336,556

Ligand Pharmaceuticals, Inc.*	3,113	228,992

Pacira BioSciences, Inc.*	15,403	628,596

Phibro Animal Health Corp., Class A	35,086	537,518

ProPhase Labs, Inc.(a)	20,405	155,486

SIGA Technologies, Inc.(a)	85,581	492,091

Supernus Pharmaceuticals, Inc.*	15,794	572,217

Total Pharmaceuticals		6,425,915

Professional Services – 2.4%

Atlas Technical Consultants, Inc.*(a)	17,098	208,425

Barrett Business Services, Inc.	4,491	398,082

CBIZ, Inc.*	17,883	885,030

Conduent, Inc.*	101,631	348,594

CRA International, Inc.	3,536	381,252

CSG Systems International, Inc.	12,438	667,921

DLH Holdings Corp.*	12,763	146,392

First Advantage Corp.*	80,131	1,118,629

Forrester Research, Inc.*	12,705	411,007

Franklin Covey Co.*	2,994	115,179

Heidrick & Struggles International, Inc.	21,518	653,286

HireRight Holdings Corp.*(a)	107,571	1,141,328

Huron Consulting Group, Inc.*	6,514	523,530

ICF International, Inc.	7,161	785,562

Kelly Services, Inc., Class A	20,879	346,383

Kforce, Inc.	8,834	558,662

Legalzoom.com, Inc.*	42,088	394,785

NV5 Global, Inc.*	4,037	419,727

RCM Technologies, Inc.*	9,049	104,606

Red Violet, Inc.*	3,195	56,232

Resources Connection, Inc.	26,272	448,200

Sterling Check Corp.*(a)	49,147	547,989

TrueBlue, Inc.*	30,293	539,215

TTEC Holdings, Inc.	25,982	967,310

Verra Mobility Corp.*(a)	66,383	1,123,200

Willdan Group, Inc.*	8,588	134,145

Total Professional Services		13,424,671

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

Real Estate Management & Development – 1.4%

Anywhere Real Estate, Inc.*	191,475	$1,010,988

Douglas Elliman, Inc.	66,479	206,749

eXp World Holdings, Inc.(a)	35,575	451,447

Forestar Group, Inc.*	79,259	1,233,270

FRP Holdings, Inc.*	2,459	142,327

Kennedy-Wilson Holdings, Inc.	39,498	655,272

Marcus & Millichap, Inc.	29,318	941,401

Newmark Group, Inc., Class A	277,860	1,967,249

RE/MAX Holdings, Inc., Class A	20,769	389,626

RMR Group, Inc., Class A	6,741	176,884

St. Joe Co.	8,116	337,707

Stratus Properties, Inc.(a)	15,452	309,040

Tejon Ranch Co.*	12,049	220,135

Total Real Estate Management & Development		8,042,095

Residential REITs – 0.3%

Apartment Investment & Management Co., Class A	99,749	767,070

NexPoint Residential Trust, Inc.	18,950	827,546

Total Residential REITs		1,594,616

Retail REITs – 0.7%

Acadia Realty Trust	24,932	347,801

Alexander’s, Inc.	2,636	510,725

Getty Realty Corp.	17,547	632,218

NETSTREIT Corp.	9,879	180,588

Retail Opportunity Investments Corp.	25,399	354,570

RPT Realty	33,489	318,480

Saul Centers, Inc.	7,725	301,275

Tanger Factory Outlet Centers, Inc.	25,250	495,658

Urban Edge Properties	24,375	367,088

Urstadt Biddle Properties, Inc., Class A	11,061	194,342

Whitestone REIT	18,179	167,247

Total Retail REITs		3,869,992

Semiconductors & Semiconductor Equipment – 1.4%

Aehr Test Systems*	5,033	156,124

AXT, Inc.*	10,134	40,333

Ceva, Inc.*	8,710	265,045

Cohu, Inc.*	25,613	983,283

Everspin Technologies, Inc.*	18,793	127,981

FormFactor, Inc.*	35,265	1,123,190

NVE Corp.	2,527	209,716

PDF Solutions, Inc.*	6,713	284,631

Photronics, Inc.*	35,193	583,500

Semtech Corp.*	46,558	1,123,910

SiTime Corp.*(a)	6,379	907,285

Ultra Clean Holdings, Inc.*	36,524	1,211,136

Veeco Instruments, Inc.*	34,645	732,049

Total Semiconductors & Semiconductor Equipment		7,748,183

Software – 3.3%

8x8, Inc.*	58,170	242,569

A10 Networks, Inc.	24,089	373,139

ACI Worldwide, Inc.*	53,015	1,430,345

Adeia, Inc.	72,967	646,488

Agilysys, Inc.*	4,465	368,407

Alarm.com Holdings, Inc.*	14,083	708,093

Altair Engineering, Inc., Class A*	11,306	815,276

American Software, Inc., Class A	4,753	59,935

Appfolio, Inc., Class A*	3,289	409,415

Cerence, Inc.*	20,512	576,182

Cleanspark, Inc.*	84,275	234,284

Clearwater Analytics Holdings, Inc., Class A*(a)	16,012	255,551

Consensus Cloud Solutions, Inc.*	13,083	445,999

CoreCard Corp.*(a)	4,784	144,142

Digital Turbine, Inc.*(a)	62,629	774,094

E2open Parent Holdings, Inc.*(a)	67,419	392,379

Ebix, Inc.	32,985	435,072

eGain Corp.*	4,033	30,610

Enfusion, Inc., Class A*	15,368	161,364

Everbridge, Inc.*	9,327	323,367

EverCommerce, Inc.*(a)	112,521	1,190,472

Expensify, Inc., Class A*(a)	31,886	259,871

InterDigital, Inc.	12,506	911,687

LiveRamp Holdings, Inc.*	15,102	331,187

MeridianLink, Inc.*	20,922	361,951

Mitek Systems, Inc.*	29,985	287,556

Model N, Inc.*	9,214	308,393

N-able, Inc.*	36,356	479,899

Olo, Inc., Class A*	28,511	232,650

Progress Software Corp.	22,694	1,303,770

Q2 Holdings, Inc.*	14,658	360,880

Rapid7, Inc.*	12,622	579,476

Rimini Street, Inc.*	158,773	654,145

ShotSpotter, Inc.*	2,686	105,614

SolarWinds Corp.*	69,261	595,645

Telos Corp.*	37,887	95,854

Upland Software, Inc.*	64,985	279,435

Varonis Systems, Inc.*	23,307	606,215

Verint Systems, Inc.*	25,949	966,341

Vertex, Inc., Class A*	14,759	305,364

Total Software		19,043,116

Specialized REITs – 0.1%

Farmland Partners, Inc.	6,109	65,366

Four Corners Property Trust, Inc.	19,845	533,037

Total Specialized REITs		598,403

Specialty Retail – 5.5%

1-800-Flowers.com, Inc., Class A*	6,968	80,132

Aaron’s Co., Inc.	25,284	244,243

Abercrombie & Fitch Co., Class A*	10,860	301,365

America’s Car-Mart, Inc.*	4,620	365,950

Arhaus, Inc.*(a)	74,645	618,807

Arko Corp.	49,887	423,541

Big 5 Sporting Goods Corp.	26,985	207,515

Boot Barn Holdings, Inc.*	18,432	1,412,628

Buckle, Inc.	37,512	1,338,803

Build-A-Bear Workshop, Inc.	13,375	310,835

Caleres, Inc.	50,418	1,090,541

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

Camping World Holdings, Inc., Class A	57,834	$1,206,996

CarParts.com, Inc.*	21,740	116,092

Chico’s FAS, Inc.*	137,732	757,526

Children’s Place, Inc.*	15,957	642,269

Citi Trends, Inc.*	5,138	97,725

Conn’s, Inc.*	10,395	62,994

Container Store Group, Inc.*	107,781	369,689

Designer Brands, Inc., Class A	100,052	874,454

Destination XL Group, Inc.*	60,738	334,666

Duluth Holdings, Inc., Class B*	38,403	245,011

Franchise Group, Inc.	41,464	1,129,894

Genesco, Inc.*	15,670	577,910

Guess?, Inc.	46,708	908,938

Haverty Furniture Cos., Inc.	20,669	659,548

Hibbett, Inc.	12,747	751,818

J Jill, Inc.*	11,678	304,095

JOANN, Inc.(a)	28,030	44,568

Lands’ End, Inc.*	5,758	55,968

Lazydays Holdings, Inc.*	9,598	112,009

LL Flooring Holdings, Inc.*	7,500	28,500

Lulu’s Fashion Lounge Holdings, Inc.*(a)	33,301	79,256

MarineMax, Inc.*	41,675	1,198,156

Monro, Inc.	8,810	435,478

ODP Corp.*	30,488	1,371,350

OneWater Marine, Inc., Class A*(a)	26,979	754,603

Overstock.com, Inc.*	13,385	271,314

Petco Health & Wellness Co., Inc.*	136,334	1,227,006

PetMed Express, Inc.(a)	10,482	170,228

Revolve Group, Inc.*(a)	20,144	529,787

RumbleON, Inc., Class B*(a)	32,051	194,229

Sally Beauty Holdings, Inc.*	145,105	2,260,736

Shoe Carnival, Inc.	20,665	530,057

Sleep Number Corp.*	10,358	314,987

Sonic Automotive, Inc., Class A	46,325	2,517,300

Sportsman’s Warehouse Holdings, Inc.*	48,465	410,983

Tile Shop Holdings, Inc.*(a)	37,250	174,703

Tilly’s, Inc., Class A*	22,274	171,733

Torrid Holdings, Inc.*(a)	139,962	610,234

Upbound Group, Inc.	66,395	1,627,341

Winmark Corp.	1,450	464,624

Zumiez, Inc.*	8,561	157,865

Total Specialty Retail		31,147,000

Technology Hardware, Storage & Peripherals – 0.3%

Avid Technology, Inc.*	13,818	441,900

Corsair Gaming, Inc.*	17,953	329,438

Eastman Kodak Co.*	16,375	67,137

Immersion Corp.	30,419	271,946

Xerox Holdings Corp.	41,405	637,637

Total Technology Hardware, Storage & Peripherals		1,748,058

Textiles, Apparel & Luxury Goods – 2.4%

Fossil Group, Inc.*	12,142	38,854

G-III Apparel Group Ltd.*	121,979	1,896,773

Hanesbrands, Inc.(a)	503,389	2,647,826

Kontoor Brands, Inc.	39,183	1,896,065

Lakeland Industries, Inc.	1,947	28,426

Levi Strauss & Co., Class A(a)	183,863	3,351,823

Movado Group, Inc.	23,654	680,526

Oxford Industries, Inc.	9,694	1,023,590

Rocky Brands, Inc.	6,731	155,284

Superior Group of Cos., Inc.	1,600	12,592

Vera Bradley, Inc.*	3,576	21,420

Wolverine World Wide, Inc.	101,716	1,734,258

Total Textiles, Apparel & Luxury Goods		13,487,437

Tobacco – 0.3%

Turning Point Brands, Inc.	17,330	363,930

Universal Corp.	11,158	590,147

Vector Group Ltd.	79,649	956,584

Total Tobacco		1,910,661

Trading Companies & Distributors – 2.1%

Alta Equipment Group, Inc.	10,745	170,308

BlueLinx Holdings, Inc.*	17,210	1,169,592

Custom Truck One Source, Inc.*(a)	50,099	340,172

Distribution Solutions Group, Inc.*	5,136	233,483

DXP Enterprises, Inc.*	11,715	315,368

Global Industrial Co.	23,694	635,947

GMS, Inc.*	48,168	2,788,445

H&E Equipment Services, Inc.	20,669	914,190

Hudson Technologies, Inc.*	59,906	522,979

McGrath RentCorp	9,336	871,142

MRC Global, Inc.*	48,773	474,074

NOW, Inc.*	42,550	474,432

Titan Machinery, Inc.*	14,445	439,850

Transcat, Inc.*	2,848	254,583

Veritiv Corp.	18,086	2,444,142

Total Trading Companies & Distributors		12,048,707

Water Utilities – 0.2%

Artesian Resources Corp., Class A	5,824	322,417

Middlesex Water Co.	3,731	291,466

Pure Cycle Corp.*	11,765	111,179

SJW Group	6,714	511,137

York Water Co.	4,178	186,756

Total Water Utilities		1,422,955

Wireless Telecommunication Services – 0.4%

Gogo, Inc.*	115,730	1,678,085

Telephone & Data Systems, Inc.	23,188	243,706

United States Cellular Corp.*	24,308	503,905

Total Wireless Telecommunication Services		2,425,696
Total United States		568,417,943

Philippines – 0.1%

Professional Services – 0.1%

TaskUS, Inc., Class A*(a)	45,131	651,692
TOTAL COMMON STOCKS (Cost: $598,977,251)		569,069,635

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2023

Investments	Shares	Value

WARRANTS – 0.0%

United States – 0.0%

OmniAb, Inc.
exercise price $12.50, expiring 11/1/27*†	2,562	$0
exercise price $15.00, expiring 11/1/27*†	2,562	0
TOTAL WARRANTS (Cost: $0)		0

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. MidCap Fund(b)
(Cost: $1,357,852)	25,203	1,253,597

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%

United States – 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $10,076,833)	10,076,833	10,076,833

TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $610,411,936)		580,400,065

Other Assets less Liabilities – (1.7)%		(9,634,840)

NET ASSETS – 100.0%		$570,765,225
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,749,603. The Fund also had securities on loan having a total market value of $70,878 that were sold and pending settlement. The total market value of the collateral held by the Fund was $30,269,168. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,192,335.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree U.S. MidCap Fund	$—	$6,260,207	$4,605,522	$(296,833)	$(104,255)	$1,253,597	$22,538

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$569,069,635	$—	$—		$569,069,635
Warrants	—	—	0	*	0
Exchange-Traded Fund	1,253,597	—	—		1,253,597
Investment of Cash Collateral for Securities Loaned	—	10,076,833	—		10,076,833
Total Investments in Securities	$570,323,232	$10,076,833	$0		$580,400,065
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.6%

Aerospace & Defense – 0.8%

Kaman Corp.	30,497	$697,162

Moog, Inc., Class A	9,451	952,188

National Presto Industries, Inc.	3,038	219,009

Total Aerospace & Defense		1,868,359

Automobile Components – 2.9%

Dana, Inc.	92,828	1,397,062

LCI Industries	28,144	3,092,181

Patrick Industries, Inc.	19,367	1,332,643

Standard Motor Products, Inc.	17,146	632,859

Total Automobile Components		6,454,745

Automobiles – 0.4%

Winnebago Industries, Inc.	15,676	904,505

Banks – 7.1%

Amalgamated Financial Corp.	13,367	236,462

Arrow Financial Corp.	10,905	271,644

Bank7 Corp.	5,768	141,604

Blue Ridge Bankshares, Inc.	14,746	150,409

Cambridge Bancorp	6,418	415,951

Capital City Bank Group, Inc.	10,213	299,343

CF Bankshares, Inc.	2,289	44,636

Citizens Financial Services, Inc.(a)	1,626	135,852

Civista Bancshares, Inc.	11,161	188,398

Eagle Bancorp Montana, Inc.	4,845	68,363

Esquire Financial Holdings, Inc.	2,601	101,699

Farmers National Banc Corp.	42,955	542,951

FB Financial Corp.	16,401	509,743

First Bancorp, Inc.	7,252	187,754

First Commonwealth Financial Corp.	85,787	1,066,332

First Savings Financial Group, Inc.	4,338	69,798

FS Bancorp, Inc.	5,589	167,726

German American Bancorp, Inc.	19,614	654,519

Greene County Bancorp, Inc.	4,774	108,274

Hilltop Holdings, Inc.	37,433	1,110,637

Hingham Institution for Savings(a)	600	140,064

Home Bancorp, Inc.	5,642	186,355

Independent Bank Corp.	21,689	385,414

Lakeland Bancorp, Inc.	56,630	885,693

Live Oak Bancshares, Inc.	10,149	247,331

Macatawa Bank Corp.	26,312	268,909

MainStreet Bancshares, Inc.	3,681	86,467

Mercantile Bank Corp.	17,021	520,502

Meridian Corp.	8,878	111,863

Mid Penn Bancorp, Inc.	11,232	287,652

MVB Financial Corp.	10,838	223,696

National Bank Holdings Corp., Class A	24,292	812,810

Northeast Bank	1,772	59,646

Northrim Bancorp, Inc.	5,936	280,061

Orange County Bancorp, Inc.	3,014	132,616

Origin Bancorp, Inc.	13,182	423,801

Parke Bancorp, Inc.	11,512	204,683

Pathward Financial, Inc.	6,798	282,049

Peoples Financial Services Corp.	5,190	224,987

Plumas Bancorp	3,443	117,269

Provident Bancorp, Inc.	16,074	109,946

Seacoast Banking Corp. of Florida	37,557	890,101

Stock Yards Bancorp, Inc.	13,098	722,224

Summit State Bank	3,555	49,308

Union Bankshares, Inc.	3,419	75,594

Unity Bancorp, Inc.	5,462	124,588

Veritex Holdings, Inc.	39,319	717,965

Westamerica BanCorp	20,564	910,985

Total Banks		15,954,674

Beverages – 0.2%

MGP Ingredients, Inc.	5,428	524,996

Broadline Retail – 0.2%

Big Lots, Inc.(a)	46,905	514,079

Building Products – 1.2%

Armstrong World Industries, Inc.	17,264	1,229,887

CSW Industrials, Inc.	3,643	506,122

Griffon Corp.	18,339	587,031

Insteel Industries, Inc.	4,412	122,742

Quanex Building Products Corp.	13,379	288,050

Total Building Products		2,733,832

Capital Markets – 10.5%

Artisan Partners Asset Management, Inc., Class A	98,319	3,144,242

BGC Partners, Inc., Class A	84,674	442,845

Cohen & Steers, Inc.	42,760	2,734,930

Diamond Hill Investment Group, Inc.	2,876	473,332

Federated Hermes, Inc.	67,937	2,726,991

Hamilton Lane, Inc., Class A	23,353	1,727,655

Moelis & Co., Class A	94,375	3,627,775

Oppenheimer Holdings, Inc., Class A	4,837	189,368

P10, Inc., Class A	14,478	146,372

Piper Sandler Cos.	8,372	1,160,443

PJT Partners, Inc., Class A	8,537	616,286

Silvercrest Asset Management Group, Inc., Class A	12,336	224,268

StepStone Group, Inc., Class A	46,699	1,133,385

Value Line, Inc.	3,031	146,488

Victory Capital Holdings, Inc., Class A	63,170	1,848,986

Virtu Financial, Inc., Class A	114,504	2,164,126

Virtus Investment Partners, Inc.	6,792	1,293,129

Total Capital Markets		23,800,621

Chemicals – 7.7%

AdvanSix, Inc.	11,239	430,117

American Vanguard Corp.	6,925	151,519

Chase Corp.	2,974	311,467

FutureFuel Corp.	35,270	260,293

Hawkins, Inc.	8,238	360,660

Innospec, Inc.	8,112	832,859

Koppers Holdings, Inc.	4,900	171,353

Kronos Worldwide, Inc.	163,097	1,502,123

Mativ Holdings, Inc.	79,019	1,696,538

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2023

Investments	Shares	Value

Minerals Technologies, Inc.	7,186	$434,178

NewMarket Corp.	7,030	2,565,809

Quaker Chemical Corp.	4,676	925,614

Scotts Miracle-Gro Co.(a)	71,644	4,996,453

Sensient Technologies Corp.	25,067	1,919,129

Stepan Co.	8,028	827,125

Total Chemicals		17,385,237

Commercial Services & Supplies – 4.0%

ABM Industries, Inc.	30,748	1,381,815

ACCO Brands Corp.	135,504	720,881

Brady Corp., Class A	24,529	1,317,943

Brink’s Co.	17,561	1,173,075

Deluxe Corp.	63,713	1,019,408

Ennis, Inc.	31,246	658,978

Interface, Inc.	12,864	104,456

Kimball International, Inc., Class B	53,737	666,339

Steelcase, Inc., Class A	141,129	1,188,306

UniFirst Corp.	3,538	623,502

VSE Corp.	3,224	144,758

Total Commercial Services & Supplies		8,999,461

Construction & Engineering – 0.7%

Argan, Inc.	11,044	446,951

Granite Construction, Inc.	17,594	722,761

Primoris Services Corp.	17,194	424,004

Total Construction & Engineering		1,593,716

Construction Materials – 0.1%

United States Lime & Minerals, Inc.	1,265	193,153

Consumer Finance – 0.5%

Bread Financial Holdings, Inc.	29,493	894,228

Regional Management Corp.	11,136	290,538

Total Consumer Finance		1,184,766

Consumer Staples Distribution & Retail – 1.1%

Ingles Markets, Inc., Class A	3,407	302,201

Natural Grocers by Vitamin Cottage, Inc.	27,268	320,399

PriceSmart, Inc.	10,753	768,624

Weis Markets, Inc.	11,856	1,003,848

Total Consumer Staples Distribution & Retail		2,395,072

Containers & Packaging – 0.2%

Myers Industries, Inc.	23,865	511,427

Diversified Consumer Services – 1.2%

Carriage Services, Inc.	8,174	249,471

Graham Holdings Co., Class B	1,089	648,870

Strategic Education, Inc.	19,975	1,794,354

Total Diversified Consumer Services		2,692,695

Diversified REITs – 0.3%

NexPoint Diversified Real Estate Trust(a)	55,796	579,163

Electric Utilities – 0.8%

MGE Energy, Inc.	22,705	1,763,498

Via Renewables, Inc.	5,856	107,633

Total Electric Utilities		1,871,131

Electrical Equipment – 1.0%

Allied Motion Technologies, Inc.	3,484	134,657

Encore Wire Corp.	4,478	829,908

EnerSys	10,326	897,123

LSI Industries, Inc.	14,768	205,718

Preformed Line Products Co.	1,659	212,418

Total Electrical Equipment		2,279,824

Electronic Equipment, Instruments & Components – 1.8%

Advanced Energy Industries, Inc.	8,869	869,162

Badger Meter, Inc.	6,907	841,411

Benchmark Electronics, Inc.	22,593	535,228

Climb Global Solutions, Inc.	3,214	171,274

Methode Electronics, Inc.	11,660	511,641

Richardson Electronics Ltd.	3,968	88,566

Vontier Corp.	37,519	1,025,769

Total Electronic Equipment, Instruments & Components		4,043,051

Energy Equipment & Services – 0.6%

Cactus, Inc., Class A	14,598	601,875

RPC, Inc.	56,511	434,570

Solaris Oilfield Infrastructure, Inc., Class A	39,043	333,427

Total Energy Equipment & Services		1,369,872

Entertainment – 0.4%

World Wrestling Entertainment, Inc., Class A	10,146	925,924

Financial Services – 2.0%

A-Mark Precious Metals, Inc.	15,324	530,977

Merchants Bancorp	13,929	362,711

PennyMac Financial Services, Inc.	19,181	1,143,379

Walker & Dunlop, Inc.	25,118	1,913,238

Waterstone Financial, Inc.	29,973	453,492

Total Financial Services		4,403,797

Food Products – 0.2%

Alico, Inc.	11,467	277,501

John B. Sanfilippo & Son, Inc.	2,488	241,137

Total Food Products		518,638

Gas Utilities – 0.5%

Chesapeake Utilities Corp.	8,890	1,137,831

Ground Transportation – 0.9%

ArcBest Corp.	5,898	545,093

Heartland Express, Inc.	18,595	296,032

Universal Logistics Holdings, Inc.	8,933	260,397

Werner Enterprises, Inc.	20,773	944,964

Total Ground Transportation		2,046,486

Health Care Equipment & Supplies – 0.4%

Atrion Corp.	697	437,653

LeMaitre Vascular, Inc.	7,051	362,915

Utah Medical Products, Inc.	1,388	131,541

Total Health Care Equipment & Supplies		932,109

Health Care Providers & Services – 2.4%

National Research Corp.	8,726	379,668

Patterson Cos., Inc.	93,921	2,514,265

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2023

Investments	Shares	Value

Select Medical Holdings Corp.	70,787	$1,829,844

U.S. Physical Therapy, Inc.	6,645	650,612

Total Health Care Providers & Services		5,374,389

Health Care REITs – 0.4%

Universal Health Realty Income Trust	19,720	948,729

Health Care Technology – 0.1%

Simulations Plus, Inc.	4,738	208,188

Hotels, Restaurants & Leisure – 4.3%

Bloomin’ Brands, Inc.	64,696	1,659,452

Bluegreen Vacations Holding Corp.(a)	12,809	350,710

Canterbury Park Holding Corp.	2,268	55,532

Cheesecake Factory, Inc.(a)	47,097	1,650,750

Cracker Barrel Old Country Store, Inc.	32,213	3,659,397

RCI Hospitality Holdings, Inc.	2,199	171,896

Red Rock Resorts, Inc., Class A	36,514	1,627,429

Ruth’s Hospitality Group, Inc.	30,906	507,477

Total Hotels, Restaurants & Leisure		9,682,643

Household Durables – 1.5%

Century Communities, Inc.	14,267	911,947

Hamilton Beach Brands Holding Co., Class A	7,493	76,728

Installed Building Products, Inc.	11,477	1,308,722

La-Z-Boy, Inc.	35,357	1,028,182

Lifetime Brands, Inc.	12,565	73,882

Total Household Durables		3,399,461

Household Products – 1.6%

Energizer Holdings, Inc.	66,357	2,302,588

WD-40 Co.	6,711	1,194,893

Total Household Products		3,497,481

Insurance – 2.2%

American Equity Investment Life Holding Co.	21,049	768,078

AMERISAFE, Inc.	12,650	619,218

Crawford & Co., Class A	17,253	144,235

Employers Holdings, Inc.	17,777	741,123

Horace Mann Educators Corp.	38,255	1,280,778

Investors Title Co.	801	120,951

Stewart Information Services Corp.	31,221	1,259,767

Total Insurance		4,934,150

Interactive Media & Services – 0.6%

Shutterstock, Inc.	17,549	1,274,057

IT Services – 0.2%

Hackett Group, Inc.	17,080	315,638

Information Services Group, Inc.	43,508	221,456

Total IT Services		537,094

Leisure Products – 1.5%

Acushnet Holdings Corp.	29,724	1,514,141

Escalade, Inc.	12,872	187,931

Johnson Outdoors, Inc., Class A	5,653	356,196

Marine Products Corp.	10,925	144,101

Smith & Wesson Brands, Inc.	42,823	527,151

Sturm Ruger & Co., Inc.	12,910	741,550

Total Leisure Products		3,471,070

Life Sciences Tools & Services – 0.3%

Bio-Techne Corp.	9,320	691,451

Machinery – 6.8%

Alamo Group, Inc.	2,785	512,886

Albany International Corp., Class A	7,114	635,707

Astec Industries, Inc.	7,765	320,306

Barnes Group, Inc.	21,547	867,913

Douglas Dynamics, Inc.	19,165	611,172

ESCO Technologies, Inc.	5,979	570,696

Federal Signal Corp.	14,453	783,497

Hillenbrand, Inc.	31,591	1,501,520

John Bean Technologies Corp.	7,388	807,434

Kadant, Inc.	2,722	567,591

Kennametal, Inc.	67,586	1,864,022

Lindsay Corp.	2,681	405,180

Mueller Water Products, Inc., Class A	89,956	1,253,987

Omega Flex, Inc.	3,667	408,650

REV Group, Inc.	24,930	298,911

Shyft Group, Inc.	8,609	195,855

Standex International Corp.	3,746	458,660

Tennant Co.	8,627	591,208

Terex Corp.	21,625	1,046,217

Trinity Industries, Inc.	66,624	1,622,961

Total Machinery		15,324,373

Marine Transportation – 0.5%

Matson, Inc.	20,738	1,237,436

Media – 1.0%

Entravision Communications Corp., Class A	35,022	211,883

Gray Television, Inc.	65,489	571,064

John Wiley & Sons, Inc., Class A	37,861	1,467,871

Total Media		2,250,818

Metals & Mining – 2.4%

Alpha Metallurgical Resources, Inc.	4,684	730,704

Materion Corp.	4,697	544,852

Ryerson Holding Corp.	21,975	799,450

Schnitzer Steel Industries, Inc., Class A	16,786	522,045

Tredegar Corp.	47,894	437,272

Warrior Met Coal, Inc.	11,828	434,206

Worthington Industries, Inc.	30,186	1,951,525

Total Metals & Mining		5,420,054

Office REITs – 1.1%

SL Green Realty Corp.	102,189	2,403,485

Oil, Gas & Consumable Fuels – 4.1%

Arch Resources, Inc.	27,581	3,625,798

CONSOL Energy, Inc.	54,494	3,175,365

Evolution Petroleum Corp.	51,281	323,583

NACCO Industries, Inc., Class A	3,389	122,241

PHX Minerals, Inc.	28,804	75,467

Ranger Oil Corp., Class A	4,789	195,583

Sitio Royalties Corp., Class A	18,812	425,151

VAALCO Energy, Inc.	79,586	360,525

World Fuel Services Corp.	35,805	914,818

Total Oil, Gas & Consumable Fuels		9,218,531

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2023

Investments	Shares	Value

Personal Care Products – 3.1%

Edgewell Personal Care Co.	20,377	$864,392

Inter Parfums, Inc.	17,504	2,489,769

Medifast, Inc.	16,008	1,659,549

Nu Skin Enterprises, Inc., Class A	49,515	1,946,435

Total Personal Care Products		6,960,145

Pharmaceuticals – 0.2%

Phibro Animal Health Corp., Class A	23,539	360,618

Professional Services – 2.5%

Barrett Business Services, Inc.	2,551	226,121

BGSF, Inc.	8,526	90,802

CRA International, Inc.	2,527	272,461

CSG Systems International, Inc.	15,609	838,203

Heidrick & Struggles International, Inc.	11,726	356,001

HireQuest, Inc.	4,020	86,711

ICF International, Inc.	4,255	466,774

Kelly Services, Inc., Class A	17,385	288,417

Kforce, Inc.	12,308	778,358

Korn Ferry	15,938	824,632

Resources Connection, Inc.	27,324	466,148

TTEC Holdings, Inc.	28,071	1,045,083

Total Professional Services		5,739,711

Real Estate Management & Development – 0.7%

eXp World Holdings, Inc.(a)	60,833	771,971

Marcus & Millichap, Inc.	15,533	498,764

Newmark Group, Inc., Class A	59,173	418,945

Total Real Estate Management & Development		1,689,680

Retail REITs – 0.5%

Alexander’s, Inc.	5,471	1,060,006

Software – 1.4%

A10 Networks, Inc.	26,072	403,855

Ebix, Inc.	14,988	197,692

InterDigital, Inc.	22,920	1,670,868

Progress Software Corp.	15,906	913,800

Total Software		3,186,215

Specialty Retail – 4.3%

Big 5 Sporting Goods Corp.	33,715	259,268

Buckle, Inc.	42,632	1,521,536

Caleres, Inc.	13,261	286,836

Camping World Holdings, Inc., Class A	65,698	1,371,117

Group 1 Automotive, Inc.	3,545	802,659

Guess?, Inc.	64,022	1,245,868

Haverty Furniture Cos., Inc.	15,577	497,062

Hibbett, Inc.	5,784	341,140

Monro, Inc.	20,522	1,014,403

Shoe Carnival, Inc.	11,491	294,744

Upbound Group, Inc.	83,766	2,053,105

Total Specialty Retail		9,687,738

Technology Hardware, Storage & Peripherals – 0.1%

Immersion Corp.	16,902	151,104

Textiles, Apparel & Luxury Goods – 5.6%

Carter’s, Inc.(a)	42,665	3,068,467

Kontoor Brands, Inc.	65,813	3,184,691

Levi Strauss & Co., Class A(a)	77,260	1,408,450

Movado Group, Inc.	19,491	560,756

Oxford Industries, Inc.	8,770	926,024

Rocky Brands, Inc.	5,273	121,648

Steven Madden Ltd.	51,371	1,849,356

Superior Group of Cos., Inc.	23,262	183,072

Wolverine World Wide, Inc.	82,075	1,399,379

Total Textiles, Apparel & Luxury Goods		12,701,843

Tobacco – 0.1%

Turning Point Brands, Inc.	6,309	132,489

Trading Companies & Distributors – 1.6%

Boise Cascade Co.	9,661	611,058

Global Industrial Co.	22,472	603,148

H&E Equipment Services, Inc.	26,178	1,157,853

McGrath RentCorp	12,483	1,164,789

Total Trading Companies & Distributors		3,536,848

Water Utilities – 0.7%

California Water Service Group	23,374	1,360,367

Global Water Resources, Inc.	14,177	176,220

Total Water Utilities		1,536,587

Wireless Telecommunication Services – 0.1%

Shenandoah Telecommunications Co.	12,175	231,569
Total United States		224,667,127

Puerto Rico – 0.2%

Financial Services – 0.2%

EVERTEC, Inc.	15,855	535,106
TOTAL COMMON STOCKS (Cost: $231,008,318)		225,202,233

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%

United States – 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b)
(Cost: $3,059,023)	3,059,023	3,059,023

TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $234,067,341)		228,261,256

Other Assets less Liabilities – (1.2)%		(2,636,688)

NET ASSETS – 100.0%		$225,624,568
(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,984,338 and the total market value of the collateral held by the Fund was $12,262,873. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,203,850.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$225,202,233	$—	$—	$225,202,233
Investment of Cash Collateral for Securities Loaned	—	3,059,023	—	3,059,023
Total Investments in Securities	$225,202,233	$3,059,023	$—	$228,261,256

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.7%

Aerospace & Defense – 1.7%

BWX Technologies, Inc.	4,447	$280,339

General Dynamics Corp.	8,975	2,048,185

HEICO Corp., Class A	2,230	303,057

Howmet Aerospace, Inc.	5,000	211,850

Huntington Ingalls Industries, Inc.	1,600	331,232

L3Harris Technologies, Inc.	5,764	1,131,127

Lockheed Martin Corp.	14,633	6,917,458

Northrop Grumman Corp.	3,218	1,485,815

Raytheon Technologies Corp.	49,795	4,876,424

Textron, Inc.	2,917	206,028

Woodward, Inc.	1,744	169,813

Total Aerospace & Defense		17,961,328

Air Freight & Logistics – 1.4%

C.H. Robinson Worldwide, Inc.	7,378	733,152

Expeditors International of Washington, Inc.	4,870	536,284

FedEx Corp.	10,616	2,425,650

United Parcel Service, Inc., Class B	56,067	10,876,437

Total Air Freight & Logistics		14,571,523

Automobile Components – 0.1%

BorgWarner, Inc.	7,158	351,529

Dana, Inc.	5,417	81,526

Gentex Corp.	8,048	225,585

LCI Industries	2,355	258,744

Lear Corp.	2,578	359,605

Patrick Industries, Inc.	3,266	224,734

Total Automobile Components		1,501,723

Automobiles – 0.4%

Ford Motor Co.	271,840	3,425,184

General Motors Co.	21,840	801,091

Harley-Davidson, Inc.	4,384	166,461

Thor Industries, Inc.	3,099	246,804

Winnebago Industries, Inc.	3,310	190,987

Total Automobiles		4,830,527

Banks – 7.0%

Associated Banc-Corp.	10,613	190,822

Atlantic Union Bankshares Corp.	4,059	142,268

Banc of California, Inc.	55	689

BancFirst Corp.	1,239	102,961

Bank of America Corp.	308,121	8,812,261

Bank of Hawaii Corp.(a)	1,242	64,683

Bank OZK	8,886	303,901

BankUnited, Inc.	5,943	134,193

Banner Corp.	3,080	167,460

BOK Financial Corp.	3,200	270,112

Brookline Bancorp, Inc.	24,856	260,988

Cadence Bank	8,778	182,231

Capitol Federal Financial, Inc.	27,128	182,571

Cathay General Bancorp	2,021	69,765

Citigroup, Inc.	131,584	6,169,974

Citizens Community Bancorp, Inc.	16,782	$178,057

Citizens Financial Group, Inc.	31,682	962,182

City Holding Co.	3,005	273,094

Columbia Banking System, Inc.	19,131	409,786

Comerica, Inc.	7,135	309,802

Commerce Bancshares, Inc.	4,184	244,136

Community Trust Bancorp, Inc.	6,838	259,502

Cullen/Frost Bankers, Inc.	3,806	400,924

CVB Financial Corp.	5,971	99,596

Eagle Bancorp, Inc.	7,203	241,084

East West Bancorp, Inc.	7,783	431,957

Eastern Bankshares, Inc.	5,530	69,789

Enterprise Financial Services Corp.	6,143	273,916

Equity Bancshares, Inc., Class A	8,932	217,673

Fifth Third Bancorp	42,810	1,140,458

First Bancorp	4,890	173,693

First Busey Corp.	12,484	253,925

First Citizens BancShares, Inc., Class A	225	218,948

First Commonwealth Financial Corp.	14,245	177,065

First Financial Bancorp	9,650	210,081

First Financial Bankshares, Inc.	7,043	224,672

First Hawaiian, Inc.	7,936	163,720

First Interstate BancSystem, Inc., Class A	7,770	232,012

First Merchants Corp.	3,409	112,327

First National Corp.	10,991	173,768

First Republic Bank(a)^	2,956	41,354

Five Star Bancorp	6,091	129,982

FNB Corp.	36,127	419,073

Fulton Financial Corp.	7,773	107,423

German American Bancorp, Inc.	10,401	347,081

Glacier Bancorp, Inc.	3,581	150,438

Hancock Whitney Corp.	3,890	141,596

Hanmi Financial Corp.	14,217	264,010

Heartland Financial USA, Inc.	5,523	211,862

Hilltop Holdings, Inc.	6,677	198,107

Home BancShares, Inc.	6,941	150,689

HomeTrust Bancshares, Inc.	9,172	225,539

Hope Bancorp, Inc.	23,689	232,626

Huntington Bancshares, Inc.	86,599	969,909

Independent Bank Corp.	1,126	73,888

Independent Bank Group, Inc.	1,929	89,409

International Bancshares Corp.	1,860	79,645

JPMorgan Chase & Co.	135,932	17,713,299

KeyCorp	65,981	826,082

Lakeland Bancorp, Inc.	20,298	317,461

Lakeland Financial Corp.	2,488	155,848

M&T Bank Corp.	7,877	941,853

NBT Bancorp, Inc.	5,229	176,270

New York Community Bancorp, Inc.(a)	44,212	399,676

Northwest Bancshares, Inc.	19,218	231,193

OceanFirst Financial Corp.	13,970	258,166

Old National Bancorp	12,599	181,678

Pacific Premier Bancorp, Inc.	8,172	196,291

PacWest Bancorp	12,116	117,889

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

Park National Corp.	1,049	$124,380

Partners Bancorp	30,007	234,955

Peoples Bancorp, Inc.	9,871	254,178

Pinnacle Financial Partners, Inc.	1,688	93,110

PNC Financial Services Group, Inc.	24,171	3,072,134

Premier Financial Corp.	10,907	226,102

Prosperity Bancshares, Inc.	3,599	221,410

Provident Financial Services, Inc.	12,470	239,175

QCR Holdings, Inc.	3,912	171,776

Regions Financial Corp.	53,180	987,021

S&T Bancorp, Inc.	13,813	434,419

Sandy Spring Bancorp, Inc.	9,193	238,834

Seacoast Banking Corp. of Florida	6,453	152,936

ServisFirst Bancshares, Inc.	1,635	89,320

Simmons First National Corp., Class A	8,201	143,435

Southern States Bancshares, Inc.	5,016	113,111

Southside Bancshares, Inc.	6,755	224,266

SouthState Corp.	3,578	254,968

Summit State Bank	10,113	140,267

Synovus Financial Corp.	8,200	252,806

Tompkins Financial Corp.	4,770	315,822

Towne Bank	5,328	141,991

TriCo Bancshares	4,172	173,513

Truist Financial Corp.	96,845	3,302,414

U.S. Bancorp	149,045	5,373,072

UMB Financial Corp.	1,769	102,107

United Bankshares, Inc.	5,430	191,136

United Community Banks, Inc.	3,545	99,685

Valley National Bancorp	29,258	270,344

Veritex Holdings, Inc.	9,390	171,461

Washington Federal, Inc.	6,150	185,238

Washington Trust Bancorp, Inc.	6,260	216,972

Webster Financial Corp.	8,768	345,635

Wells Fargo & Co.	156,764	5,859,838

WesBanco, Inc.	4,483	137,628

Westamerica BanCorp	4,642	205,641

Western Alliance Bancorp	3,775	134,164

Wintrust Financial Corp.	1,562	113,948

Zions Bancorp NA	5,915	177,036

Total Banks		75,041,631

Beverages – 3.3%

Brown-Forman Corp., Class A	2,506	163,366

Brown-Forman Corp., Class B	6,513	418,591

Coca-Cola Co.	273,196	16,946,348

Constellation Brands, Inc., Class A	3,647	823,821

Keurig Dr. Pepper, Inc.	68,501	2,416,715

Molson Coors Beverage Co., Class B	9,112	470,908

PepsiCo, Inc.	79,307	14,457,666

Total Beverages		35,697,415

Biotechnology – 3.6%

AbbVie, Inc.	146,087	23,281,885

Amgen, Inc.	33,279	8,045,198

Gilead Sciences, Inc.	96,076	7,971,426

Total Biotechnology		39,298,509

Broadline Retail – 0.1%

Big Lots, Inc.(a)	15	$164

eBay, Inc.	17,105	758,949

Kohl’s Corp.	13,257	312,070

Macy’s, Inc.	14,237	249,005

Nordstrom, Inc.	11,689	190,180

Total Broadline Retail		1,510,368

Building Products – 0.4%

A.O. Smith Corp.	4,631	320,234

Advanced Drainage Systems, Inc.(a)	1,501	126,399

Armstrong World Industries, Inc.	2,244	159,862

AZZ, Inc.	8,404	346,581

Carlisle Cos., Inc.	1,556	351,765

Carrier Global Corp.	18,612	851,499

Fortune Brands Innovations, Inc.	5,938	348,739

Lennox International, Inc.	1,065	267,613

Masco Corp.	7,208	358,382

Owens Corning	3,114	298,321

Simpson Manufacturing Co., Inc.	1,948	213,579

UFP Industries, Inc.	2,325	184,768

Zurn Elkay Water Solutions Corp.	5,414	115,643

Total Building Products		3,943,385

Capital Markets – 3.8%

Ameriprise Financial, Inc.	3,444	1,055,586

Ares Management Corp., Class A	9,181	766,063

Artisan Partners Asset Management, Inc., Class A	8,867	283,567

Bank of New York Mellon Corp.	41,403	1,881,352

BlackRock, Inc.	6,272	4,196,721

Blue Owl Capital, Inc.	33,690	373,285

Carlyle Group, Inc.	25,181	782,122

Cboe Global Markets, Inc.	3,867	519,106

Charles Schwab Corp.	30,268	1,585,438

CME Group, Inc.	12,319	2,359,335

Cohen & Steers, Inc.	3,644	233,070

Evercore, Inc., Class A	2,294	264,682

FactSet Research Systems, Inc.	645	267,733

Federated Hermes, Inc.	7,213	289,530

Franklin Resources, Inc.	33,685	907,474

Goldman Sachs Group, Inc.	13,537	4,428,088

Hamilton Lane, Inc., Class A	2,105	155,728

Houlihan Lokey, Inc.	2,960	258,970

Interactive Brokers Group, Inc., Class A	1,454	120,042

Intercontinental Exchange, Inc.	12,312	1,284,018

Jefferies Financial Group, Inc.	12,598	399,861

LPL Financial Holdings, Inc.	1,116	225,878

MarketAxess Holdings, Inc.	619	242,208

Moelis & Co., Class A	6,109	234,830

Moody’s Corp.	2,752	842,167

Morgan Stanley	87,705	7,700,499

Morningstar, Inc.	2	406

MSCI, Inc.	1,266	708,568

Nasdaq, Inc.	14,368	785,499

Northern Trust Corp.	11,003	969,694

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

Raymond James Financial, Inc.	5,226	$487,429

S&P Global, Inc.	4,904	1,690,752

Sculptor Capital Management, Inc.	13	112

SEI Investments Co.	3,044	175,182

State Street Corp.	19,007	1,438,640

StepStone Group, Inc., Class A	12	291

Stifel Financial Corp.	3,993	235,946

T. Rowe Price Group, Inc.	13,679	1,544,359

TPG, Inc.	4,822	141,429

Tradeweb Markets, Inc., Class A	2,353	185,934

Victory Capital Holdings, Inc., Class A	8,265	241,917

Virtu Financial, Inc., Class A	7,593	143,508

Virtus Investment Partners, Inc.	1,067	203,146

Total Capital Markets		40,610,165

Chemicals – 1.5%

Air Products & Chemicals, Inc.	7,107	2,041,201

Albemarle Corp.	1,611	356,095

Ashland, Inc.	1,940	199,257

Avient Corp.	6,234	256,591

Cabot Corp.	3,468	265,788

Celanese Corp.	4,829	525,830

CF Industries Holdings, Inc.	7,118	515,984

Chemours Co.	8,555	256,137

Corteva, Inc.	12,587	759,122

Dow, Inc.	57,791	3,168,103

DuPont de Nemours, Inc.	14,387	1,032,555

Eastman Chemical Co.	7,288	614,670

Ecolab, Inc.	6,377	1,055,585

Element Solutions, Inc.	10,786	208,278

FMC Corp.	3,604	440,156

Huntsman Corp.	14,676	401,535

Kronos Worldwide, Inc.	18,755	172,734

Mativ Holdings, Inc.	7,682	164,933

Mosaic Co.	7,221	331,299

NewMarket Corp.	452	164,971

Olin Corp.	5,226	290,043

PPG Industries, Inc.	6,765	903,669

RPM International, Inc.	4,288	374,085

Scotts Miracle-Gro Co.(a)	4,961	345,980

Sensient Technologies Corp.	2,556	195,687

Sherwin-Williams Co.	3,808	855,924

Valvoline, Inc.	7,449	260,268

Westlake Corp.	2,767	320,917

Total Chemicals		16,477,397

Commercial Services & Supplies – 0.6%

ABM Industries, Inc.	3,331	149,695

Brady Corp., Class A	4,720	253,606

Brink’s Co.	8	534

Cintas Corp.	2,351	1,087,761

Deluxe Corp.	2,937	46,992

HNI Corp.	10,660	296,774

MillerKnoll, Inc.	12,129	248,038

MSA Safety, Inc.	1,296	173,016

Pitney Bowes, Inc.	17,355	67,511

Republic Services, Inc.	8,047	1,088,115

Rollins, Inc.	15,990	600,105

Tetra Tech, Inc.	1,183	173,795

Waste Management, Inc.	14,241	2,323,704

Total Commercial Services & Supplies		6,509,646

Communications Equipment – 1.6%

Cisco Systems, Inc.	290,413	15,181,340

Juniper Networks, Inc.	17,308	595,741

Motorola Solutions, Inc.	4,180	1,196,023

Ubiquiti, Inc.(a)	976	265,170

Total Communications Equipment		17,238,274

Construction & Engineering – 0.1%

AECOM	3,440	290,061

MDU Resources Group, Inc.	12,461	379,811

Quanta Services, Inc.	1,849	308,117

Total Construction & Engineering		977,989

Construction Materials – 0.1%

Eagle Materials, Inc.	1,225	179,769

Martin Marietta Materials, Inc.	1,018	361,451

Vulcan Materials Co.	2,344	402,136

Total Construction Materials		943,356

Consumer Finance – 0.7%

Ally Financial, Inc.	23,940	610,231

American Express Co.	15,212	2,509,219

Bread Financial Holdings, Inc.	3,978	120,613

Capital One Financial Corp.	15,217	1,463,267

Discover Financial Services	9,823	970,905

FirstCash Holdings, Inc.	4,375	417,244

Navient Corp.	10,407	166,408

OneMain Holdings, Inc.	12,902	478,406

SLM Corp.	12,503	154,912

Synchrony Financial	19,354	562,814

Total Consumer Finance		7,454,019

Consumer Staples Distribution & Retail – 2.1%

Albertsons Cos., Inc., Class A	20,202	419,798

Casey’s General Stores, Inc.	747	161,696

Costco Wholesale Corp.	7,437	3,695,222

Dollar General Corp.	3,222	678,102

Kroger Co.	24,939	1,231,238

SpartanNash Co.	8,944	221,811

Sysco Corp.	27,065	2,090,230

Target Corp.	19,841	3,286,265

Walgreens Boots Alliance, Inc.	62,071	2,146,415

Walmart, Inc.	61,856	9,120,667

Total Consumer Staples Distribution & Retail		23,051,444

Containers & Packaging – 0.4%

AptarGroup, Inc.	2,051	242,408

Avery Dennison Corp.	1,960	350,703

Berry Global Group, Inc.	3,311	195,018

Graphic Packaging Holding Co.	12,790	326,017

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

Greif, Inc., Class A	4,859	$307,915

International Paper Co.	27,517	992,263

Packaging Corp. of America	7,674	1,065,381

Pactiv Evergreen, Inc.	13,233	105,864

Sealed Air Corp.	3,741	171,749

Silgan Holdings, Inc.	1,638	87,911

Sonoco Products Co.	7,724	471,164

Westrock Co.	13,133	400,163

Total Containers & Packaging		4,716,556

Distributors – 0.2%

Genuine Parts Co.	6,341	1,060,913

LKQ Corp.	9,616	545,804

Pool Corp.	1,025	351,001

Total Distributors		1,957,718

Diversified Consumer Services – 0.1%

ADT, Inc.	25,146	181,806

H&R Block, Inc.	11,069	390,182

Service Corp. International	4,911	337,779

Strategic Education, Inc.	2,123	190,709

Total Diversified Consumer Services		1,100,476

Diversified REITs – 0.1%

Broadstone Net Lease, Inc.	55	936

Essential Properties Realty Trust, Inc.	8,970	222,905

W.P. Carey, Inc.	13,621	1,054,946

Total Diversified REITs		1,278,787

Diversified Telecommunication Services – 1.2%

AT&T, Inc.	645,938	12,434,306

Cogent Communications Holdings, Inc.	6,386	406,916

Total Diversified Telecommunication Services		12,841,222

Electric Utilities – 3.8%

ALLETE, Inc.	4,045	260,377

Alliant Energy Corp.	13,146	701,996

American Electric Power Co., Inc.	40,998	3,730,408

Avangrid, Inc.	24,143	962,823

Constellation Energy Corp.	4,336	340,376

Duke Energy Corp.	45,894	4,427,394

Edison International	25,401	1,793,056

Entergy Corp.	11,497	1,238,687

Evergy, Inc.	15,098	922,790

Eversource Energy	23,822	1,864,310

Exelon Corp.	50,776	2,127,007

FirstEnergy Corp.	48,338	1,936,420

Hawaiian Electric Industries, Inc.	5,929	227,673

IDACORP, Inc.	3,403	368,647

MGE Energy, Inc.	3,276	254,447

NextEra Energy, Inc.	93,296	7,191,256

NRG Energy, Inc.	12,093	414,669

OGE Energy Corp.	22,692	854,581

Otter Tail Corp.(a)	3,579	258,654

Pinnacle West Capital Corp.	7,509	595,013

PNM Resources, Inc.	4,754	231,425

Portland General Electric Co.	8,442	412,729

PPL Corp.	36,761	1,021,588

Southern Co.	100,148	6,968,298

Xcel Energy, Inc.	34,284	2,312,113

Total Electric Utilities		41,416,737

Electrical Equipment – 0.4%

AMETEK, Inc.	3,343	485,838

Emerson Electric Co.	20,963	1,826,716

Hubbell, Inc.	2,783	677,132

Regal Rexnord Corp.	1,612	226,857

Rockwell Automation, Inc.	3,430	1,006,533

Total Electrical Equipment		4,223,076

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	14,474	1,182,815

Avnet, Inc.	6,488	293,258

CDW Corp.	2,889	563,037

Climb Global Solutions, Inc.	5	267

Cognex Corp.	3,448	170,848

Corning, Inc.	42,374	1,494,955

Jabil, Inc.	2,930	258,309

Littelfuse, Inc.	846	226,804

National Instruments Corp.	7,285	381,807

Richardson Electronics Ltd.	2,325	51,894

TD SYNNEX Corp.	2,922	282,820

Vishay Intertechnology, Inc.	8,576	193,989

Total Electronic Equipment, Instruments & Components		5,100,803

Energy Equipment & Services – 0.3%

Archrock, Inc.	25,636	250,464

Baker Hughes Co.	41,863	1,208,166

ChampionX Corp.	5,875	159,389

Halliburton Co.	23,757	751,671

Helmerich & Payne, Inc.	4,724	168,883

NOV, Inc.	14,901	275,818

Patterson-UTI Energy, Inc.	10,115	118,345

Total Energy Equipment & Services		2,932,736

Entertainment – 0.1%

Activision Blizzard, Inc.	9,420	806,258

Electronic Arts, Inc.	3,947	475,416

Warner Music Group Corp., Class A	5,035	168,018

Total Entertainment		1,449,692

Financial Services – 1.6%

Apollo Global Management, Inc.	21,733	1,372,656

Enact Holdings, Inc.	10,884	248,808

Equitable Holdings, Inc.	15,823	401,746

Fidelity National Information Services, Inc.	23,882	1,297,509

Global Payments, Inc.	4,590	483,051

Jack Henry & Associates, Inc.	2,201	331,735

Jackson Financial, Inc., Class A	8,243	308,371

MasterCard, Inc., Class A	12,021	4,368,552

MGIC Investment Corp.	21,816	292,771

PennyMac Financial Services, Inc.	1,939	115,584

Radian Group, Inc.	15,608	344,937

TFS Financial Corp.	21,637	273,275

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

UWM Holdings Corp.	60	$295

Visa, Inc., Class A	31,319	7,061,182

Voya Financial, Inc.(a)	2,144	153,210

Walker & Dunlop, Inc.	1,854	141,219

Total Financial Services		17,194,901

Food Products – 1.9%

Archer-Daniels-Midland Co.	16,528	1,316,620

Cal-Maine Foods, Inc.	5,086	309,687

Campbell Soup Co.	14,001	769,775

Conagra Brands, Inc.	26,680	1,002,101

Flowers Foods, Inc.	18,820	515,856

General Mills, Inc.	33,240	2,840,690

Hershey Co.	6,697	1,703,784

Hormel Foods Corp.	20,530	818,736

Ingredion, Inc.	3,828	389,422

J.M. Smucker Co.	4,972	782,444

Kellogg Co.	24,634	1,649,493

Kraft Heinz Co.	76,691	2,965,641

Lamb Weston Holdings, Inc.	2,858	298,718

Lancaster Colony Corp.	833	168,999

McCormick & Co., Inc., Non-Voting Shares	7,884	656,028

Mondelez International, Inc., Class A	47,606	3,319,090

Tyson Foods, Inc., Class A	12,736	755,500

Total Food Products		20,262,584

Gas Utilities – 0.3%

Atmos Energy Corp.	6,705	753,374

Chesapeake Utilities Corp.	1,802	230,638

National Fuel Gas Co.	7,673	443,039

New Jersey Resources Corp.	9,249	492,047

Northwest Natural Holding Co.	6,949	330,494

ONE Gas, Inc.	3,991	316,207

Southwest Gas Holdings, Inc.	4,082	254,921

Spire, Inc.	3,280	230,059

UGI Corp.	12,217	424,663

Total Gas Utilities		3,475,442

Ground Transportation – 1.2%

CSX Corp.	63,553	1,902,777

JB Hunt Transport Services, Inc.	2,284	400,750

Knight-Swift Transportation Holdings, Inc.	2,877	162,781

Landstar System, Inc.	1,004	179,977

Norfolk Southern Corp.	10,919	2,314,828

Old Dominion Freight Line, Inc.	1,681	572,952

Ryder System, Inc.	4,201	374,897

Union Pacific Corp.	34,796	7,003,043

Total Ground Transportation		12,912,005

Health Care Equipment & Supplies – 1.1%

Abbott Laboratories	70,505	7,139,336

Becton Dickinson & Co.	6,243	1,545,392

Cooper Cos., Inc.	651	243,057

Dentsply Sirona, Inc.	8,637	339,261

ResMed, Inc.	2,053	449,587

Stryker Corp.	6,775	1,934,059

Teleflex, Inc.	808	204,675

Zimmer Biomet Holdings, Inc.	2,849	368,091

Total Health Care Equipment & Supplies		12,223,458

Health Care Providers & Services – 2.7%

AmerisourceBergen Corp.	4,035	646,044

Cardinal Health, Inc.	11,329	855,339

Chemed Corp.	303	162,938

Cigna Group	10,037	2,564,755

CVS Health Corp.	64,886	4,821,679

Elevance Health, Inc.	5,350	2,459,983

Encompass Health Corp.	3,751	202,929

HCA Healthcare, Inc.	4,322	1,139,625

Humana, Inc.	1,732	840,817

Laboratory Corp. of America Holdings	2,034	466,640

McKesson Corp.	1,950	694,298

Patterson Cos., Inc.	7,925	212,152

Premier, Inc., Class A	9,789	316,870

Quest Diagnostics, Inc.	3,739	528,994

Select Medical Holdings Corp.	6,085	157,297

UnitedHealth Group, Inc.	26,309	12,433,370

Universal Health Services, Inc., Class B	1,307	166,120

Total Health Care Providers & Services		28,669,850

Health Care REITs – 0.4%

Healthpeak Properties, Inc.	28,713	630,825

Omega Healthcare Investors, Inc.	27,169	744,702

Physicians Realty Trust	9,327	139,252

Sabra Health Care REIT, Inc.	16,272	187,128

Ventas, Inc.	19,473	844,154

Welltower, Inc.	21,885	1,568,936

Total Health Care REITs		4,114,997

Hotel & Resort REITs – 0.1%

Apple Hospitality REIT, Inc.	19,872	308,414

Host Hotels & Resorts, Inc.	17,239	284,271

Total Hotel & Resort REITs		592,685

Hotels, Restaurants & Leisure – 2.1%

Aramark	5,919	211,900

Bloomin’ Brands, Inc.	11,127	285,408

Boyd Gaming Corp.	3,412	218,777

Cheesecake Factory, Inc.(a)	6,841	239,777

Choice Hotels International, Inc.	1,012	118,596

Churchill Downs, Inc.	557	143,177

Cracker Barrel Old Country Store, Inc.	2,442	277,411

Darden Restaurants, Inc.	9,650	1,497,294

Dine Brands Global, Inc.	3,437	232,479

Domino’s Pizza, Inc.	938	309,418

Hilton Worldwide Holdings, Inc.	3,154	444,304

Jack in the Box, Inc.	1,243	108,874

Marriott International, Inc., Class A	7,226	1,199,805

Marriott Vacations Worldwide Corp.	1,774	239,242

McDonald’s Corp.	37,166	10,391,985

Papa John’s International, Inc.	5	375

Red Rock Resorts, Inc., Class A	3,024	134,780

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

Starbucks Corp.	35,369	$3,682,974

Texas Roadhouse, Inc.	4,154	448,881

Travel & Leisure Co.	6,710	263,032

Vail Resorts, Inc.	1,963	458,714

Wendy’s Co.	9,685	210,939

Wyndham Hotels & Resorts, Inc.	5,263	357,095

Yum! Brands, Inc.	10,659	1,407,841

Total Hotels, Restaurants & Leisure		22,883,078

Household Durables – 0.3%

Century Communities, Inc.	7,055	450,956

D.R. Horton, Inc.	5,500	537,295

KB Home	8,278	332,610

La-Z-Boy, Inc.	9,655	280,768

Leggett & Platt, Inc.	9,592	305,793

Lennar Corp., Class A	7,405	778,340

MDC Holdings, Inc.	5,168	200,880

PulteGroup, Inc.	5,444	317,276

Tempur Sealy International, Inc.	5,431	214,470

Toll Brothers, Inc.	11	660

Total Household Durables		3,419,048

Household Products – 1.9%

Church & Dwight Co., Inc.	5,549	490,587

Clorox Co.	6,041	955,928

Colgate-Palmolive Co.	44,537	3,346,956

Energizer Holdings, Inc.	6,228	216,112

Kimberly-Clark Corp.	16,801	2,255,030

Procter & Gamble Co.	88,929	13,222,853

Reynolds Consumer Products, Inc.	10,193	280,307

Spectrum Brands Holdings, Inc.	2,441	161,643

Total Household Products		20,929,416

Independent Power & Renewable Electricity Producers – 0.2%

AES Corp.	23,674	570,070

Clearway Energy, Inc., Class A	5,220	156,757

Clearway Energy, Inc., Class C	8,235	258,002

Vistra Corp.	31,803	763,272

Total Independent Power & Renewable Electricity Producers		1,748,101

Industrial Conglomerates – 0.9%

3M Co.	40,560	4,263,261

General Electric Co.	14,411	1,377,692

Honeywell International, Inc.	19,742	3,773,091

Total Industrial Conglomerates		9,414,044

Industrial REITs – 0.6%

Americold Realty Trust, Inc.	4,784	136,105

EastGroup Properties, Inc.	1,979	327,168

First Industrial Realty Trust, Inc.	5,884	313,029

Innovative Industrial Properties, Inc.	2	152

LXP Industrial Trust	11,688	120,503

Prologis, Inc.	36,900	4,604,013

Rexford Industrial Realty, Inc.	4,083	243,551

STAG Industrial, Inc.	7,854	265,622

Total Industrial REITs		6,010,143

Insurance – 2.4%

Aflac, Inc.	33,116	2,136,644

Allstate Corp.	10,849	1,202,178

American Financial Group, Inc.	3,167	384,791

American International Group, Inc.	34,631	1,744,017

Arthur J. Gallagher & Co.	3,748	717,030

Assurant, Inc.	1,952	234,377

Brown & Brown, Inc.	4,866	279,406

Cincinnati Financial Corp.	6,697	750,600

CNA Financial Corp.	15,483	604,302

CNO Financial Group, Inc.	9,521	211,271

Erie Indemnity Co., Class A	1,411	326,872

Fidelity National Financial, Inc.	17,190	600,447

First American Financial Corp.	6,753	375,872

Globe Life, Inc.	1,328	146,107

Hanover Insurance Group, Inc.	2,252	289,382

Hartford Financial Services Group, Inc.	15,884	1,106,956

Horace Mann Educators Corp.	6,719	224,952

Kemper Corp.	3,037	166,002

Loews Corp.	2,247	130,371

Marsh & McLennan Cos., Inc.	16,546	2,755,736

Mercury General Corp.	4,034	128,039

MetLife, Inc.	35,296	2,045,050

Old Republic International Corp.	25,116	627,147

Primerica, Inc.	1,637	281,957

Principal Financial Group, Inc.	16,776	1,246,792

Progressive Corp.	6,652	951,635

Prudential Financial, Inc.	24,845	2,055,675

Reinsurance Group of America, Inc.	4,161	552,414

RLI Corp.	965	128,258

Safety Insurance Group, Inc.	2,804	208,954

Selective Insurance Group, Inc.	1,756	167,399

Stewart Information Services Corp.	4,408	177,863

Travelers Cos., Inc.	10,398	1,782,321

Unum Group	16,984	671,887

W.R. Berkley Corp.	5,289	329,293

Total Insurance		25,741,997

Interactive Media & Services – 0.0%

Shutterstock, Inc.	5,451	395,743

IT Services – 0.8%

Cognizant Technology Solutions Corp., Class A	14,964	911,756

International Business Machines Corp.	61,052	8,003,307

Total IT Services		8,915,063

Leisure Products – 0.1%

Acushnet Holdings Corp.	2,772	141,206

Brunswick Corp.	2,779	227,878

Hasbro, Inc.	9,942	533,786

Polaris, Inc.	2,389	264,295

Sturm Ruger & Co., Inc.	3,349	192,366

Total Leisure Products		1,359,531

Life Sciences Tools & Services – 0.6%

Agilent Technologies, Inc.	4,375	605,237

Bruker Corp.	2,152	169,664

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

Danaher Corp.	9,024	$2,274,409

PerkinElmer, Inc.	2,143	285,576

Thermo Fisher Scientific, Inc.	4,737	2,730,265

West Pharmaceutical Services, Inc.	1,165	403,638

Total Life Sciences Tools & Services		6,468,789

Machinery – 2.4%

AGCO Corp.	1,365	184,548

Allison Transmission Holdings, Inc.	6,002	271,531

Caterpillar, Inc.	24,575	5,623,743

Crane Holdings Co.	2,807	318,595

Cummins, Inc.	5,885	1,405,809

Deere & Co.	5,035	2,078,851

Donaldson Co., Inc.	8,385	547,876

Dover Corp.	4,613	700,899

Flowserve Corp.	7,568	257,312

Fortive Corp.	5,779	393,954

Graco, Inc.	6,938	506,543

Hillenbrand, Inc.	3,984	189,360

IDEX Corp.	2,176	502,721

Illinois Tool Works, Inc.	16,175	3,937,804

Ingersoll Rand, Inc.	7,083	412,089

ITT, Inc.	4,200	362,460

Kennametal, Inc.	26	717

Lincoln Electric Holdings, Inc.	3,184	538,414

Mueller Industries, Inc.	3,476	255,416

Mueller Water Products, Inc., Class A	23,117	322,251

Nordson Corp.	1,992	442,742

Oshkosh Corp.	2,357	196,055

Otis Worldwide Corp.	14,420	1,217,048

PACCAR, Inc.	16,428	1,202,530

Parker-Hannifin Corp.	3,933	1,321,921

Snap-on, Inc.	3,420	844,364

Timken Co.	5,239	428,131

Toro Co.	3,477	386,503

Trinity Industries, Inc.	7,112	173,248

Westinghouse Air Brake Technologies Corp.	3,135	316,823

Xylem, Inc.	3,401	356,085

Total Machinery		25,696,343

Marine Transportation – 0.0%

Matson, Inc.	2,034	121,369

Media – 1.3%

Cable One, Inc.	278	195,156

Comcast Corp., Class A	206,107	7,813,516

Fox Corp., Class A	15,716	535,130

Fox Corp., Class B	1,671	52,319

Gray Television, Inc.	4,685	40,853

Interpublic Group of Cos., Inc.	22,776	848,178

John Wiley & Sons, Inc., Class A	3,841	148,916

New York Times Co., Class A	4,870	189,346

News Corp., Class A	19,516	337,041

News Corp., Class B	37	645

Nexstar Media Group, Inc.	2,175	375,536

Omnicom Group, Inc.	11,964	1,128,684

Paramount Global, Class B	52,198	1,164,537

Sirius XM Holdings, Inc.(a)	148,037	587,707

TEGNA, Inc.	13,776	232,952

Total Media		13,650,516

Metals & Mining – 0.5%

Alcoa Corp.	4,234	180,199

Commercial Metals Co.	7,907	386,652

Freeport-McMoRan, Inc.	35,901	1,468,710

Kaiser Aluminum Corp.	1,946	145,230

Nucor Corp.	8,014	1,237,923

Reliance Steel & Aluminum Co.	2,880	739,411

Royal Gold, Inc.	2,722	353,071

Steel Dynamics, Inc.	5,617	635,058

United States Steel Corp.	5,959	155,530

Total Metals & Mining		5,301,784

Multi-Utilities – 1.6%

Ameren Corp.	10,541	910,637

Avista Corp.	5,375	228,169

Black Hills Corp.	3,626	228,800

CenterPoint Energy, Inc.	35,706	1,051,899

CMS Energy Corp.	14,243	874,235

Consolidated Edison, Inc.	24,993	2,391,080

Dominion Energy, Inc.	57,646	3,222,988

DTE Energy Co.	14,620	1,601,475

NiSource, Inc.	24,021	671,627

NorthWestern Corp.	3,824	221,257

Public Service Enterprise Group, Inc.	26,797	1,673,473

Sempra Energy	14,389	2,175,041

WEC Energy Group, Inc.	15,335	1,453,605

Total Multi-Utilities		16,704,286

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc.	6,406	804,529

Cousins Properties, Inc.	8,286	177,155

Highwoods Properties, Inc.	35	812

Kilroy Realty Corp.	25	810

Piedmont Office Realty Trust, Inc., Class A	35,855	261,741

SL Green Realty Corp.	23	541

Total Office REITs		1,245,588

Oil, Gas & Consumable Fuels – 9.9%

Antero Midstream Corp.	67,932	712,607

APA Corp.	11,474	413,752

Arch Resources, Inc.	2,085	274,094

California Resources Corp.	4,696	180,796

Cheniere Energy, Inc.	5,820	917,232

Chesapeake Energy Corp.	16,432	1,249,489

Chevron Corp.	142,596	23,265,963

Chord Energy Corp.	4,785	644,061

Civitas Resources, Inc.	10,478	716,067

Comstock Resources, Inc.(a)	19,795	213,588

ConocoPhillips	49,936	4,954,151

CONSOL Energy, Inc.	4,921	286,747

Coterra Energy, Inc.	92,835	2,278,171

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

CVR Energy, Inc.	11,160	$365,825

Devon Energy Corp.	76,513	3,872,323

Diamondback Energy, Inc.	17,258	2,332,764

DTE Midstream LLC	7,701	380,198

EOG Resources, Inc.	32,986	3,781,185

EQT Corp.	9,922	316,611

Equitrans Midstream Corp.	48,143	278,267

Exxon Mobil Corp.	322,867	35,405,595

Hess Corp.	6,237	825,405

HF Sinclair Corp.	11,436	553,274

Kinetik Holdings, Inc.(a)	5,303	165,984

Magnolia Oil & Gas Corp., Class A	9,428	206,285

Marathon Oil Corp.	17,326	415,131

Marathon Petroleum Corp.	20,392	2,749,453

Matador Resources Co.	2,874	136,946

Murphy Oil Corp.	8,429	311,704

Northern Oil & Gas, Inc.	8,280	251,298

Occidental Petroleum Corp.	16,521	1,031,406

Ovintiv, Inc.	9,078	327,534

PBF Energy, Inc., Class A	7,325	317,612

PDC Energy, Inc.	3,847	246,900

Permian Resources Corp.	14,447	151,694

Phillips 66	26,557	2,692,349

Pioneer Natural Resources Co.	26,834	5,480,576

Range Resources Corp.	6,403	169,487

Sitio Royalties Corp., Class A	8,199	185,297

SM Energy Co.	4,304	121,201

Targa Resources Corp.	7,752	565,508

Texas Pacific Land Corp.	133	226,236

Valero Energy Corp.	28,361	3,959,196

Williams Cos., Inc.	88,897	2,654,464

Total Oil, Gas & Consumable Fuels		106,584,426

Paper & Forest Products – 0.0%

Louisiana-Pacific Corp.	2,530	137,151

Sylvamo Corp.	2,448	113,245

Total Paper & Forest Products		250,396

Personal Care Products – 0.2%

Edgewell Personal Care Co.	1,780	75,508

Estee Lauder Cos., Inc., Class A	4,303	1,060,517

Inter Parfums, Inc.	2,052	291,876

Medifast, Inc.	925	95,895

Nu Skin Enterprises, Inc., Class A	5,477	215,301

Total Personal Care Products		1,739,097

Pharmaceuticals – 6.4%

Bristol-Myers Squibb Co.	130,628	9,053,827

Eli Lilly & Co.	23,890	8,204,304

Johnson & Johnson	101,585	15,745,675

Merck & Co., Inc.	154,729	16,461,618

Organon & Co.	26,128	614,531

Pfizer, Inc.	406,891	16,601,153

Viatris, Inc.	85,616	823,626

Zoetis, Inc.	5,649	940,219

Total Pharmaceuticals		68,444,953

Professional Services – 1.1%

Automatic Data Processing, Inc.	18,540	4,127,560

Booz Allen Hamilton Holding Corp.	3,656	338,875

Broadridge Financial Solutions, Inc.	3,657	536,006

Concentrix Corp.	1,328	161,418

Dun & Bradstreet Holdings, Inc.	15,395	180,737

Equifax, Inc.	1,837	372,617

Exponent, Inc.	1,769	176,352

Insperity, Inc.	2,356	286,372

Jacobs Solutions, Inc.	2,134	250,766

KBR, Inc.	2,674	147,204

Korn Ferry	2,999	155,168

Leidos Holdings, Inc.	3,164	291,278

ManpowerGroup, Inc.	4,101	338,456

Maximus, Inc.	2,031	159,840

Paychex, Inc.	21,189	2,428,047

Robert Half International, Inc.	4,589	369,736

Science Applications International Corp.	2,504	269,080

SS&C Technologies Holdings, Inc.	7,507	423,920

TTEC Holdings, Inc.	3,238	120,551

Verisk Analytics, Inc.	2,428	465,836

Total Professional Services		11,599,819

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	54	896

Residential REITs – 0.6%

American Homes 4 Rent, Class A	6,874	216,187

Apartment Income REIT Corp.	10,251	367,088

AvalonBay Communities, Inc.	6,678	1,122,305

Camden Property Trust	2,982	312,633

Equity LifeStyle Properties, Inc.	4,676	313,900

Equity Residential	19,188	1,151,280

Essex Property Trust, Inc.	3,153	659,418

Invitation Homes, Inc.	18,707	584,220

Mid-America Apartment Communities, Inc.	6,687	1,010,005

Sun Communities, Inc.	2,450	345,156

UDR, Inc.	13,408	550,532

Total Residential REITs		6,632,724

Retail REITs – 1.0%

Agree Realty Corp.	3,412	234,097

Brixmor Property Group, Inc.	23,320	501,846

Federal Realty Investment Trust	5,460	539,612

Kimco Realty Corp.	32,543	635,565

Kite Realty Group Trust	8,232	172,214

Macerich Co.	18	191

National Retail Properties, Inc.	15,582	687,945

Realty Income Corp.	42,140	2,668,305

Regency Centers Corp.	6,869	420,245

Retail Opportunity Investments Corp.	13,226	184,635

Simon Property Group, Inc.	36,955	4,137,851

Spirit Realty Capital, Inc.	14,519	578,437

Tanger Factory Outlet Centers, Inc.	5,760	113,069

Total Retail REITs		10,874,012

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 4.2%

Amkor Technology, Inc.	6,466	$168,245

Analog Devices, Inc.	13,789	2,719,467

Applied Materials, Inc.	13,184	1,619,391

Broadcom, Inc.	18,971	12,170,655

KLA Corp.	3,376	1,347,598

Lam Research Corp.	3,272	1,734,553

Microchip Technology, Inc.	14,183	1,188,252

Micron Technology, Inc.	15,199	917,108

MKS Instruments, Inc.	1,873	165,985

Monolithic Power Systems, Inc.	793	396,928

NVIDIA Corp.	31,100	8,638,647

Power Integrations, Inc.	9	762

QUALCOMM, Inc.	41,699	5,319,958

Skyworks Solutions, Inc.	7,135	841,787

Teradyne, Inc.	2,590	278,451

Texas Instruments, Inc.	38,538	7,168,453

Universal Display Corp.	1,420	220,285

Total Semiconductors & Semiconductor Equipment		44,896,525

Software – 4.2%

A10 Networks, Inc.	8,300	128,567

Bentley Systems, Inc., Class B	4,921	211,554

Dolby Laboratories, Inc., Class A	2,116	180,749

Gen Digital, Inc.	22,023	377,915

InterDigital, Inc.	1,259	91,781

Intuit, Inc.	3,808	1,697,720

Microsoft Corp.	123,918	35,725,559

Oracle Corp.	66,160	6,147,587

Roper Technologies, Inc.	1,307	575,982

Total Software		45,137,414

Specialized REITs – 2.1%

American Tower Corp.	19,044	3,891,451

Crown Castle, Inc.	27,931	3,738,285

CubeSmart	16,164	747,100

Digital Realty Trust, Inc.	17,440	1,714,526

EPR Properties	8,905	339,281

Equinix, Inc.	2,193	1,581,241

Extra Space Storage, Inc.	6,317	1,029,229

Gaming & Leisure Properties, Inc.	18,741	975,656

Iron Mountain, Inc.	16,234	858,941

Lamar Advertising Co., Class A	7,642	763,359

Life Storage, Inc.	5,929	777,233

National Storage Affiliates Trust	5,472	228,620

PotlatchDeltic Corp.	2,714	134,343

Public Storage	10,146	3,065,512

Rayonier, Inc.	4,385	145,845

SBA Communications Corp.	1,333	348,006

Uniti Group, Inc.	9,000	31,950

VICI Properties, Inc.	63,388	2,067,717

Weyerhaeuser Co.	16,392	493,891

Total Specialized REITs		22,932,186

Specialty Retail – 2.1%

Advance Auto Parts, Inc.	3,965	482,184

Bath & Body Works, Inc.	7,415	271,241

Best Buy Co., Inc.	14,774	1,156,361

Big 5 Sporting Goods Corp.	29	223

Buckle, Inc.	5,933	211,749

Camping World Holdings, Inc., Class A	2,721	56,787

Dick’s Sporting Goods, Inc.	2,170	307,901

Foot Locker, Inc.	6,579	261,120

Gap, Inc.	25,618	257,205

Guess?, Inc.	10,513	204,583

Home Depot, Inc.	37,172	10,970,201

Lithia Motors, Inc.	669	153,154

Lowe’s Cos., Inc.	19,117	3,822,826

Penske Automotive Group, Inc.	2,992	424,295

Ross Stores, Inc.	6,037	640,707

TJX Cos., Inc.	27,080	2,121,989

Tractor Supply Co.	2,993	703,475

Upbound Group, Inc.	7,354	180,246

Williams-Sonoma, Inc.	3,448	419,484

Total Specialty Retail		22,645,731

Technology Hardware, Storage & Peripherals – 3.8%

Apple, Inc.	227,902	37,581,040

Hewlett Packard Enterprise Co.	62,192	990,719

HP, Inc.	57,587	1,690,178

NetApp, Inc.	11,947	762,816

Xerox Holdings Corp.	16,553	254,916

Total Technology Hardware, Storage & Peripherals		41,279,669

Textiles, Apparel & Luxury Goods – 0.4%

Carter’s, Inc.(a)	2,123	152,686

Columbia Sportswear Co.	1,797	162,161

Kontoor Brands, Inc.	5,537	267,935

Levi Strauss & Co., Class A	9,995	182,209

NIKE, Inc., Class B	24,157	2,962,615

Oxford Industries, Inc.	1,487	157,012

Ralph Lauren Corp.	1,892	220,740

Steven Madden Ltd.	13	468

Tapestry, Inc.	13,825	595,996

Wolverine World Wide, Inc.	4,843	82,573

Total Textiles, Apparel & Luxury Goods		4,784,395

Tobacco – 2.4%

Altria Group, Inc.	197,518	8,813,253

Philip Morris International, Inc.	166,478	16,189,986

Universal Corp.	4,733	250,328

Vector Group Ltd.	27,176	326,384

Total Tobacco		25,579,951

Trading Companies & Distributors – 0.5%

Air Lease Corp.	6,324	248,976

Applied Industrial Technologies, Inc.	2,248	319,508

Fastenal Co.	33,668	1,816,052

GATX Corp.	1,298	142,806

H&E Equipment Services, Inc.	5,394	238,577

Herc Holdings, Inc.	1,478	168,344

MSC Industrial Direct Co., Inc., Class A	5,262	442,008

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2023

Investments	Shares	Value

Rush Enterprises, Inc., Class A	4,497	$245,536

Veritiv Corp.	1,074	145,140

W.W. Grainger, Inc.	1,383	952,624

Watsco, Inc.(a)	2,759	877,804

Total Trading Companies & Distributors		5,597,375

Water Utilities – 0.1%

American States Water Co.	1,402	124,624

American Water Works Co., Inc.	5,571	816,096

California Water Service Group	2,712	157,838

Essential Utilities, Inc.	10,850	473,602

Total Water Utilities		1,572,160

Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	10,717	112,636
Total United States		1,074,751,628

Puerto Rico – 0.1%

Banks – 0.1%

First Bancorp	20,192	230,593

OFG Bancorp	12,070	301,026

Popular, Inc.	4,915	282,170
Total Puerto Rico		813,789
TOTAL COMMON STOCKS (Cost: $883,961,832)		1,075,565,417

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b)
(Cost: $1,032,665)	1,032,665	1,032,665

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $884,994,497)		1,076,598,082

Other Assets less Liabilities – 0.1%		1,189,689

NET ASSETS – 100.0%		$1,077,787,771
^

Subsequent to March 31, 2023, the California Department of Financial Protection and Innovation (“DFPI”) announced on May 1, 2023 that regulators have taken possession of First Republic Bank. The DFPI appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver of First Republic Bank. The FDIC has accepted a bid from JPMorgan Chase & Co. to assume all deposits, including all uninsured deposits, and substantially all assets of First Republic Bank.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,745,884 and the total market value of the collateral held by the Fund was $3,816,108. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,783,443.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,075,565,417	$—	$—	$1,075,565,417
Investment of Cash Collateral for Securities Loaned	—	1,032,665	—	1,032,665
Total Investments in Securities	$1,075,565,417	$1,032,665	$—	$1,076,598,082

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments

WisdomTree U.S. Value Fund (WTV)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 0.9%

Woodward, Inc.	13,543	$1,318,682

Air Freight & Logistics – 1.8%

C.H. Robinson Worldwide, Inc.	14,638	1,454,578

Expeditors International of Washington, Inc.	10,352	1,139,962

Total Air Freight & Logistics		2,594,540

Banks – 1.4%

Wells Fargo & Co.	31,842	1,190,254

Zions Bancorp NA	27,671	828,193

Total Banks		2,018,447

Biotechnology – 0.6%

Amgen, Inc.	3,852	931,221

Broadline Retail – 1.7%

Dillard’s, Inc., Class A	2,644	813,506

eBay, Inc.	21,101	936,252

Macy’s, Inc.	42,125	736,766

Total Broadline Retail		2,486,524

Building Products – 4.1%

Builders FirstSource, Inc.*	21,625	1,919,868

Fortune Brands Innovations, Inc.	23,466	1,378,158

Masco Corp.	28,542	1,419,108

Owens Corning	14,593	1,398,009

Total Building Products		6,115,143

Capital Markets – 3.3%

Affiliated Managers Group, Inc.	7,096	1,010,612

Jefferies Financial Group, Inc.	40,363	1,281,122

Morgan Stanley	14,997	1,316,736

T. Rowe Price Group, Inc.	10,754	1,214,127

Total Capital Markets		4,822,597

Chemicals – 4.0%

Dow, Inc.	28,245	1,548,391

Eastman Chemical Co.	16,608	1,400,719

Mosaic Co.	31,549	1,447,468

Olin Corp.	26,292	1,459,206

Total Chemicals		5,855,784

Communications Equipment – 1.5%

Ciena Corp.*	21,312	1,119,306

Cisco Systems, Inc.	20,045	1,047,853

Total Communications Equipment		2,167,159

Construction & Engineering – 1.0%

EMCOR Group, Inc.	8,954	1,455,831

Consumer Finance – 2.6%

Credit Acceptance Corp.*	3,036	1,323,817

Discover Financial Services	13,727	1,356,777

Synchrony Financial	40,617	1,181,142

Total Consumer Finance		3,861,736

Containers & Packaging – 2.6%

Berry Global Group, Inc.	23,181	1,365,361

International Paper Co.	39,023	1,407,169

Westrock Co.	35,463	1,080,558

Total Containers & Packaging		3,853,088

Distributors – 0.7%

LKQ Corp.	17,384	986,716

Diversified Consumer Services – 1.0%

H&R Block, Inc.(a)	21,836	769,719

Service Corp. International	10,908	750,252

Total Diversified Consumer Services		1,519,971

Electric Utilities – 1.6%

NRG Energy, Inc.	43,247	1,482,939

PPL Corp.	33,682	936,023

Total Electric Utilities		2,418,962

Electrical Equipment – 0.9%

Acuity Brands, Inc.	6,956	1,271,070

Electronic Equipment, Instruments & Components – 2.0%

Arrow Electronics, Inc.*	13,076	1,632,800

Jabil, Inc.	14,147	1,247,200

Total Electronic Equipment, Instruments & Components		2,880,000

Financial Services – 3.1%

Equitable Holdings, Inc.	48,755	1,237,889

FleetCor Technologies, Inc.*	7,847	1,654,540

Voya Financial, Inc.(a)	23,536	1,681,883

Total Financial Services		4,574,312

Food Products – 0.8%

Post Holdings, Inc.*	12,378	1,112,411

Ground Transportation – 3.1%

Avis Budget Group, Inc.*	8,221	1,601,451

CSX Corp.	33,368	999,038

Norfolk Southern Corp.	4,258	902,696

Union Pacific Corp.	5,001	1,006,501

Total Ground Transportation		4,509,686

Health Care Providers & Services – 4.7%

Cardinal Health, Inc.	17,135	1,293,693

Cigna Group	3,380	863,691

HCA Healthcare, Inc.	5,961	1,571,796

Laboratory Corp. of America Holdings	5,436	1,247,127

McKesson Corp.	2,600	925,730

Quest Diagnostics, Inc.	7,643	1,081,332

Total Health Care Providers & Services		6,983,369

Hotels, Restaurants & Leisure – 2.3%

Boyd Gaming Corp.	13,852	888,190

Darden Restaurants, Inc.	5,763	894,187

Marriott Vacations Worldwide Corp.(a)	6,617	892,369

Wyndham Hotels & Resorts, Inc.	9,585	650,342

Total Hotels, Restaurants & Leisure		3,325,088

Household Durables – 3.7%

Lennar Corp., Class A	9,372	985,091

NVR, Inc.*	194	1,081,005

PulteGroup, Inc.	20,931	1,219,859

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Value Fund (WTV)

March 31, 2023

Investments	Shares	Value

Tempur Sealy International, Inc.	28,383	$1,120,844

Toll Brothers, Inc.	16,269	976,628

Total Household Durables		5,383,427

Insurance – 8.8%

Aflac, Inc.	15,183	979,607

Allstate Corp.	10,794	1,196,083

American International Group, Inc.	22,801	1,148,258

Fidelity National Financial, Inc.	38,070	1,329,785

First American Financial Corp.	27,099	1,508,330

Hartford Financial Services Group, Inc.	17,245	1,201,804

Loews Corp.	17,795	1,032,466

MetLife, Inc.	18,124	1,050,105

Primerica, Inc.	7,838	1,350,017

Principal Financial Group, Inc.	16,161	1,201,086

Prudential Financial, Inc.	11,292	934,300

Total Insurance		12,931,841

Interactive Media & Services – 1.7%

Meta Platforms, Inc., Class A*	12,081	2,560,447

IT Services – 1.8%

DXC Technology Co.*	53,708	1,372,777

GoDaddy, Inc., Class A*	16,002	1,243,675

Total IT Services		2,616,452

Leisure Products – 0.5%

Polaris, Inc.	7,352	813,352

Life Sciences Tools & Services – 0.9%

Medpace Holdings, Inc.*(a)	7,185	1,351,139

Media – 5.4%

Charter Communications, Inc., Class A*	3,722	1,331,024

Comcast Corp., Class A	39,396	1,493,502

Fox Corp., Class A(a)	32,220	1,097,091

Liberty Broadband Corp., Class C*	16,331	1,334,243

Nexstar Media Group, Inc.	7,469	1,289,598

Omnicom Group, Inc.	15,173	1,431,421

Total Media		7,976,879

Metals & Mining – 4.7%

Alcoa Corp.	25,639	1,091,196

Nucor Corp.	9,900	1,529,253

Reliance Steel & Aluminum Co.	5,172	1,327,859

Steel Dynamics, Inc.	13,549	1,531,850

United States Steel Corp.	57,485	1,500,359

Total Metals & Mining		6,980,517

Oil, Gas & Consumable Fuels – 9.6%

Antero Resources Corp.*	27,394	632,527

APA Corp.	33,781	1,218,143

Chevron Corp.	5,887	960,523

ConocoPhillips	8,359	829,296

Devon Energy Corp.	16,146	817,149

Diamondback Energy, Inc.	7,981	1,078,792

Exxon Mobil Corp.	7,830	858,638

Magnolia Oil & Gas Corp., Class A	50,723	1,109,819

Marathon Oil Corp.	53,932	1,292,211

Marathon Petroleum Corp.	12,932	1,743,622

Ovintiv, Inc.	19,003	685,628

PDC Energy, Inc.	22,836	1,465,615

Valero Energy Corp.	10,564	1,474,734

Total Oil, Gas & Consumable Fuels		14,166,697

Pharmaceuticals – 0.6%

Bristol-Myers Squibb Co.	13,237	917,456

Real Estate Management & Development – 2.1%

Jones Lang LaSalle, Inc.*	9,060	1,318,139

Zillow Group, Inc., Class C*(a)	39,576	1,759,945

Total Real Estate Management & Development		3,078,084

Residential REITs – 0.7%

Apartment Income REIT Corp.	30,836	1,104,237

Semiconductors & Semiconductor Equipment – 2.5%

Applied Materials, Inc.	9,436	1,159,024

KLA Corp.	3,312	1,322,051

Teradyne, Inc.	10,559	1,135,198

Total Semiconductors & Semiconductor Equipment		3,616,273

Software – 3.2%

Dolby Laboratories, Inc., Class A	15,220	1,300,092

Dropbox, Inc., Class A*	63,060	1,363,357

Fair Isaac Corp.*	1,581	1,110,953

Salesforce, Inc.*	4,666	932,174

Total Software		4,706,576

Specialty Retail – 4.4%

AutoNation, Inc.*	7,925	1,064,803

Bath & Body Works, Inc.	21,771	796,383

Best Buy Co., Inc.	11,051	864,962

Lithia Motors, Inc.(a)	4,236	969,748

Lowe’s Cos., Inc.	4,537	907,264

Penske Automotive Group, Inc.	6,567	931,266

Williams-Sonoma, Inc.	8,002	973,523

Total Specialty Retail		6,507,949

Technology Hardware, Storage & Peripherals – 0.8%

NetApp, Inc.	18,229	1,163,922

Textiles, Apparel & Luxury Goods – 1.9%

Columbia Sportswear Co.	7,496	676,439

Ralph Lauren Corp.	8,467	987,845

Tapestry, Inc.	24,858	1,071,628

Total Textiles, Apparel & Luxury Goods		2,735,912

Tobacco – 0.9%

Altria Group, Inc.	29,696	1,325,036
TOTAL COMMON STOCKS (Cost: $142,551,287)		146,998,533

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (concluded)

WisdomTree U.S. Value Fund (WTV)

March 31, 2023

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b)
(Cost: $56,794)	56,794	$56,794

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $142,608,081)		147,055,327

Other Assets less Liabilities – 0.1%		158,587

NET ASSETS – 100.0%		$147,213,914
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,524,443 and the total market value of the collateral held by the Fund was $7,686,758. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,629,964.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income

WisdomTree U.S. LargeCap Fund^	$—	$664,301	$664,006	$(295)	$—	$—	$3,556
WisdomTree U.S. MidCap Fund^	—	284,071	285,194	1,123	—	—	1,386
Total	$—	$948,372	$949,200	$828	$—	$—	$4,942
^	As of March 31, 2023, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$146,998,533	$—	$—	$146,998,533
Investment of Cash Collateral for Securities Loaned	—	56,794	—	56,794
Total Investments in Securities	$146,998,533	$56,794	$—	$147,055,327

See Notes to Financial Statements.

114	WisdomTree Trust

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2023

	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. Growth & Momentum Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund
ASSETS:

Investments, at cost	$425,417,533	$56,042,618	$2,468,734	$1,334,208,742	$2,804,308,768

Investment in affiliates, at cost (Note 3)	—	—	—	63,239	3,147,690
Investments in securities, at value[1,2] (Note 2)	401,959,768	67,856,258	2,482,597	1,335,439,361	3,467,556,564

Investment in affiliates, at value (Note 3)	—	—	—	70,042	3,180,975

Cash	1,287,675	38,366	3,686	1,179,411	3,120,381

Receivables:

Investment securities sold[3]	—	—	—	4,113,299	9,174,866

Dividends	737,483	58,555	530	3,650,412	4,854,048

Securities lending income	41,332	4	13	3,831	16,058
Total Assets	404,026,258	67,953,183	2,486,826	1,344,456,356	3,487,902,892
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	7,531,713	—	—	2,764,365	4,334,043

Investment securities purchased	—	—	—	28,182	3,147,690

Capital shares redeemed	—	—	—	4,114,154	9,172,883

Advisory fees (Note 3)	126,525	15,713	1,189	444,335	827,665

Service fees (Note 2)	1,465	247	10	5,149	13,008
Total Liabilities	7,659,703	15,960	1,199	7,356,185	17,495,289
NET ASSETS	$396,366,555	$67,937,223	$2,485,627	$1,337,100,171	$3,470,407,603
NET ASSETS:

Paid-in capital	$534,088,619	$67,420,639	$4,018,377	$1,447,135,775	$3,042,375,706

Total distributable earnings (loss)	(137,722,064)	516,584	(1,532,750)	(110,035,604)	428,031,897
NET ASSETS	$396,366,555	$67,937,223	$2,485,627	$1,337,100,171	$3,470,407,603
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,325,000	1,575,000	120,000	16,250,000	56,100,000
Net asset value per share	$91.65	$43.13	$20.71	$82.28	$61.86
[1] Includes market value of securities out on loan of:	$9,873,380	$192,268	—	$26,538,438	$5,552,677
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	—	$356,609	$252

See Notes to Financial Statements.

WisdomTree Trust	115

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2023

	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$610,975,989	$3,081,889,320	$702,591,690	$254,341,710	$7,376,819,820

Investment in affiliates, at cost (Note 3)	126,378	—	664,572	—	—
Investments in securities, at value[1,2] (Note 2)	658,172,615	3,215,593,558	716,598,622	262,014,838	8,118,634,428

Investment in affiliates, at value (Note 3)	151,624	—	685,145	—	—

Cash	295,866	1,767,333	358,739	323,997	5,537,053

Deposits at broker	—	—	—	105,000	—

Receivables:

Investment securities sold[3]	6,553,925	4,033,745	—	—	—

Capital shares sold	—	—	—	—	27,935,941

Dividends	487,933	5,488,492	681,615	179,897	12,138,351

Securities lending income	901	5,827	13,007	92	38,346
Total Assets	665,662,864	3,226,888,955	718,337,128	262,623,824	8,164,284,119
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	417,512	1,799,191	1,406,966	—	7,624,900

Investment securities purchased	—	—	—	—	27,915,246

Capital shares redeemed	6,564,465	4,037,024	—	—	—

Advisory fees (Note 3)	43,725	1,037,563	235,621	59,040	1,806,464

Service fees (Note 2)	2,405	12,018	2,730	928	28,387
Total Liabilities	7,028,107	6,885,796	1,645,317	59,968	37,374,997
NET ASSETS	$658,634,757	$3,220,003,159	$716,691,811	$262,563,856	$8,126,909,122
NET ASSETS:

Paid-in capital	$671,837,089	$3,557,291,153	$788,843,842	$290,278,914	$7,864,118,957

Total distributable earnings (loss)	(13,202,332)	(337,287,994)	(72,152,031)	(27,715,058)	262,790,165
NET ASSETS	$658,634,757	$3,220,003,159	$716,691,811	$262,563,856	$8,126,909,122
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	15,050,000	78,500,000	14,400,000	7,000,000	130,350,000
Net asset value per share	$43.76	$41.02	$49.77	$37.51	$62.35
[1] Includes market value of securities out on loan of:	$590,429	$64,721,996	$91,298,940	$1,192,096	$14,168,201
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$5,904	—	—	—	—

See Notes to Financial Statements.

116	WisdomTree Trust

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2023

	WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
ASSETS:

Investments, at cost	$2,550,231	$1,888,198,447	$609,054,084	$234,067,341	$884,994,497

Investment in affiliates, at cost (Note 3)	—	532,733	1,357,852	—	—
Investments in securities, at value[1,2] (Note 2)	2,836,955	1,875,959,059	579,146,468	228,261,256	1,076,598,082

Investment in affiliates, at value (Note 3)	—	546,263	1,253,597	—	—

Cash	2,790	1,851,943	884,383	178,030	949,963

Deposits at broker	—	—	—	125,000	—

Receivables:

Investment securities sold[3]	—	2,854,100	3,126,793	—	—

Dividends	260	3,159,768	418,831	190,882	1,526,066

Securities lending income	—	40,749	26,003	2,634	3,698
Total Assets	2,840,005	1,884,411,882	584,856,075	228,757,802	1,079,077,809
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	—	24,262,147	10,076,833	3,059,023	1,032,665

Investment securities purchased	—	—	1,651,313	—	—

Capital shares redeemed	—	2,856,184	2,161,987	—	—

Advisory fees (Note 3)	630	605,369	198,416	73,362	253,391

Service fees (Note 2)	10	7,021	2,301	849	3,982
Total Liabilities	640	27,730,721	14,090,850	3,133,234	1,290,038
NET ASSETS	$2,839,365	$1,856,681,161	$570,765,225	$225,624,568	$1,077,787,771
NET ASSETS:

Paid-in capital	$2,552,390	$2,234,269,333	$684,289,304	$260,230,331	$994,525,567

Total distributable earnings (loss)	286,975	(377,588,172)	(113,524,079)	(34,605,763)	83,262,204
NET ASSETS	$2,839,365	$1,856,681,161	$570,765,225	$225,624,568	$1,077,787,771
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	65,000,000	13,200,000	5,425,000	17,800,000
Net asset value per share	$28.39	$28.56	$43.24	$41.59	$60.55
[1] Includes market value of securities out on loan of:	—	$196,578,788	$29,749,603	$11,984,338	$3,745,884
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	$105,237	$70,878	—	—

See Notes to Financial Statements.

WisdomTree Trust	117

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

March 31, 2023

WisdomTree U.S. Value Fund
ASSETS:

Investments, at cost	$142,608,081
Investments in securities, at value[1,2] (Note 2)	147,055,327

Cash	77,975

Receivables:

Capital shares sold	586,510

Dividends	152,472

Securities lending income	461
Total Assets	147,872,745
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	56,794

Investment securities purchased	586,969

Advisory fees (Note 3)	14,535

Service fees (Note 2)	533
Total Liabilities	658,831
NET ASSETS	$147,213,914
NET ASSETS:

Paid-in capital	$159,626,071

Total distributable earnings (loss)	(12,412,157)
NET ASSETS	$147,213,914
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,510,000
Net asset value per share	$58.65
[1] Includes market value of securities out on loan of:	$7,524,443
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

118	WisdomTree Trust

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2023

	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. Growth & Momentum Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends	$10,638,719	$1,233,641	$18,483	$53,472,829	$101,454,750

Dividends from affiliates (Note 3)	—	—	—	58,093	138,286

Interest	—	37	—	—	—

Non-cash dividends	—	—	—	28,182	—

Securities lending income, net (Note 2)	301,278	3,422	108	66,413	135,692

Less: Foreign withholding taxes on dividends	—	—	(286)	(3,118)	—
Total investment income	10,939,997	1,237,100	18,305	53,622,399	101,728,728
EXPENSES:

Advisory fees (Note 3)	1,626,954	192,925	16,205	4,827,304	9,930,360

Service fees (Note 2)	18,838	3,032	130	55,895	156,048
Total expenses	1,645,792	195,957	16,335	4,883,199	10,086,408
Expense waivers (Note 3)	—	—	—	(3,151)	(4,431)
Net expenses	1,645,792	195,957	16,335	4,880,048	10,081,977
Net investment income	9,294,205	1,041,143	1,970	48,742,351	91,646,751
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(20,797,313)	(3,768,058)	(618,197)	(41,384,570)	(33,068,574)

Investment transactions in affiliates (Note 3)	—	—	—	(405,453)	(1,158,623)

In-kind redemptions	2,328,250	755,004	50,885	124,234,510	168,793,147

Futures contracts	—	(5,159)	—	—	—

Foreign currency related transactions	—	—	14	—	—
Net realized gain (loss)	(18,469,063)	(3,018,213)	(567,298)	82,444,487	134,565,950
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(17,105,029)	(5,117,955)	139,961	(158,379,528)	(330,137,168)

Investment transactions in affiliates (Note 3)	—	—	—	(31,090)	(19,045)
Net increase (decrease) in unrealized appreciation/depreciation	(17,105,029)	(5,117,955)	139,961	(158,410,618)	(330,156,213)
Net realized and unrealized loss on investments	(35,574,092)	(8,136,168)	(427,337)	(75,966,131)	(195,590,263)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,279,887)	$(7,095,025)	$(425,367)	$(27,223,780)	$(103,943,512)

See Notes to Financial Statements.

WisdomTree Trust	119

Statements of Operations (continued)

WisdomTree Trust

For the Year Ended March 31, 2023

	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends	$12,874,561	$102,195,368	$13,686,670	$4,549,247	$168,348,591

Dividends from affiliates (Note 3)	30,740	86,766	67,519	—	—

Interest	—	—	—	268	—

Securities lending income, net (Note 2)	26,478	166,042	125,735	49,585	708,253

Less: Foreign withholding taxes on dividends	—	(37,613)	—	—	—
Total investment income	12,931,779	102,410,563	13,879,924	4,599,100	169,056,844
EXPENSES:

Advisory fees (Note 3)	508,008	12,047,797	2,802,317	641,594	19,683,053

Service fees (Note 2)	27,940	139,501	32,448	10,082	309,305
Total expenses	535,948	12,187,298	2,834,765	651,676	19,992,358
Expense waivers (Note 3)	—	(5,864)	(2,932)	—	—
Net expenses	535,948	12,181,434	2,831,833	651,676	19,992,358
Net investment income	12,395,831	90,229,129	11,048,091	3,947,424	149,064,486
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(33,558,489)	(106,873,030)	(4,760,476)	(17,050,368)	(164,531,570)

Investment transactions in affiliates (Note 3)	(46,675)	442,018	(297,087)	—	—

In-kind redemptions	22,486,263	237,279,360	14,484,841	6,097,707	561,406,864

Futures contracts	—	—	—	118,514	—
Net realized gain (loss)	(11,118,901)	130,848,348	9,427,278	(10,834,147)	396,875,294
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(53,656,880)	(364,578,324)	(80,519,705)	(8,414,869)	(444,753,271)

Investment transactions in affiliates (Note 3)	(48,957)	(140,664)	(140,044)	—	—
Net decrease in unrealized appreciation/depreciation	(53,705,837)	(364,718,988)	(80,659,749)	(8,414,869)	(444,753,271)
Net realized and unrealized loss on investments	(64,824,738)	(233,870,640)	(71,232,471)	(19,249,016)	(47,877,977)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,428,907)	$(143,641,511)	$(60,184,380)	$(15,301,592)	$101,186,509

See Notes to Financial Statements.

120	WisdomTree Trust

Statements of Operations (continued)

WisdomTree Trust

For the Year or Period Ended March 31, 2023

	WisdomTree U.S. Quality Growth Fund[1]	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
INVESTMENT INCOME:

Dividends	$4,273	$60,871,433	$10,827,032	$6,959,543	$31,316,470

Dividends from affiliates (Note 3)	—	100,535	22,538	—	—

Interest	—	—	—	1,024	—

Securities lending income, net (Note 2)	—	690,308	288,117	17,902	45,671

Less: Foreign withholding taxes on dividends	—	(30,805)	—	(5,969)	(3,452)
Total investment income	4,273	61,631,471	11,137,687	6,972,500	31,358,689
EXPENSES:

Advisory fees (Note 3)	1,633	6,968,114	2,378,021	830,413	3,001,071

Service fees (Note 2)	26	80,684	27,535	9,615	47,160
Total expenses	1,659	7,048,798	2,405,556	840,028	3,048,231
Expense waivers (Note 3)	—	(5,514)	(1,733)	—	—
Net expenses	1,659	7,043,284	2,403,823	840,028	3,048,231
Net investment income	2,614	54,588,187	8,733,864	6,132,472	28,310,458
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(2,363)	(4,621,624)	(19,620,207)	(12,922,942)	(23,760,546)

Investment transactions in affiliates (Note 3)	—	(762,679)	(296,833)	—	—

In-kind redemptions	—	8,535,552	33,703,297	11,585,578	64,838,326

Futures contracts	—	—	—	(63,888)	—
Net realized gain (loss)	(2,363)	3,151,249	13,786,257	(1,401,252)	41,077,780
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	286,724	(202,546,502)	(78,740,960)	(15,294,977)	(103,960,735)

Investment transactions in affiliates (Note 3)	—	1,820	(104,255)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	286,724	(202,544,682)	(78,845,215)	(15,294,977)	(103,960,735)
Net realized and unrealized gain (loss) on investments	284,361	(199,393,433)	(65,058,958)	(16,696,229)	(62,882,955)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$286,975	$(144,805,246)	$(56,325,094)	$(10,563,757)	$(34,572,497)
[1] For the period December 15, 2022 (commencement of operations) through March 31, 2023.

See Notes to Financial Statements.

WisdomTree Trust	121

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended March 31, 2023

WisdomTree U.S. Value Fund
INVESTMENT INCOME:

Dividends	$2,468,918

Dividends from affiliates (Note 3)	4,942

Securities lending income, net (Note 2)	39,833
Total investment income	2,513,693
EXPENSES:

Advisory fees (Note 3)	140,852

Service fees (Note 2)	5,164
Total expenses	146,016
Expense waivers (Note 3)	(22)
Net expenses	145,994
Net investment income	2,367,699
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(11,484,198)

Investment transactions in affiliates (Note 3)	828

In-kind redemptions	8,218,262
Net realized loss	(3,265,108)
Net decrease in unrealized appreciation/depreciation	(2,246,805)
Net realized and unrealized loss on investments	(5,511,913)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,144,214)

See Notes to Financial Statements.

122	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree U.S. AI Enhanced Value Fund		WisdomTree U.S. ESG Fund		WisdomTree U.S. Growth & Momentum Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Period June 24, 2021* through March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$9,294,205	$15,136,617	$1,041,143	$1,127,775	$1,970	$(7,167)

Net realized gain (loss) on investments and futures contracts	(18,469,063)	110,989,505	(3,018,213)	14,734,123	(567,298)	(1,068,369)

Net increase (decrease) in unrealized appreciation/depreciation on investments	(17,105,029)	(82,660,701)	(5,117,955)	(5,774,969)	139,961	(126,098)
Net increase (decrease) in net assets resulting from operations	(26,279,887)	43,465,421	(7,095,025)	10,086,929	(425,367)	(1,201,634)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(9,454,072)	(15,541,024)	(1,008,693)	(1,160,908)	(1,984)	—

Tax return of capital	—	—	—	—	(400)	—
Total distributions to shareholders	(9,454,072)	(15,541,024)	(1,008,693)	(1,160,908)	(2,384)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	364,669,874	2,078,530	24,008,059	—	16,954,907

Cost of shares redeemed	(60,535,501)	(455,449,072)	(3,095,268)	(44,250,848)	(1,182,106)	(11,657,889)
Net increase (decrease) in net assets resulting from capital share transactions	(60,535,501)	(90,779,198)	(1,016,738)	(20,242,789)	(1,182,106)	5,297,018
Net Increase (Decrease) in Net Assets	(96,269,460)	(62,854,801)	(9,120,456)	(11,316,768)	(1,609,857)	4,095,384
NET ASSETS:

Beginning of period	$492,636,015	$555,490,816	$77,057,679	$88,374,447	$4,095,484	$100

End of period	$396,366,555	$492,636,015	$67,937,223	$77,057,679	$2,485,627	$4,095,484
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,975,000	5,900,000	1,600,000	2,025,000	180,000	4

Shares created	—	3,575,000	50,000	500,000	—	640,000

Shares redeemed	(650,000)	(4,500,000)	(75,000)	(925,000)	(60,000)	(460,004)
Shares outstanding, end of period	4,325,000	4,975,000	1,575,000	1,600,000	120,000	180,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	123

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. High Dividend Fund		WisdomTree U.S. LargeCap Dividend Fund			WisdomTree U.S. LargeCap Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$48,742,351	$29,968,480	$91,646,751	$71,309,015		$12,395,831	$10,220,429

Net realized gain (loss) on investments	82,444,487	34,020,031	134,565,950	226,192,471		(11,118,901)	62,532,483

Net increase (decrease) in unrealized appreciation/depreciation on investments	(158,410,618)	86,294,447	(330,156,213)	189,915,124		(53,705,837)	(7,580,689)
Net increase (decrease) in net assets resulting from operations	(27,223,780)	150,282,958	(103,943,512)	487,416,610		(52,428,907)	65,172,223
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(52,764,847)	(25,589,520)	(94,641,498)	(68,529,090)		(12,389,635)	(10,044,472)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	983,982,222	138,112,763	663,360,233	622,081,915		108,501,573	307,846,850

Cost of shares redeemed	(591,853,425)	(11,880,667)	(421,607,267)	(437,197,112)		(82,001,123)	(176,815,594)
Net increase in net assets resulting from capital share transactions	392,128,797	126,232,096	241,752,966	184,884,803		26,500,450	131,031,256
Net Increase (Decrease) in Net Assets	312,140,170	250,925,534	43,167,956	603,772,323		(38,318,092)	186,159,007
NET ASSETS:

Beginning of year	$1,024,960,001	$774,034,467	$3,427,239,647	$2,823,467,324		$696,952,849	$510,793,842

End of year	$1,337,100,171	$1,024,960,001	$3,470,407,603	$3,427,239,647		$658,634,757	$696,952,849
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	11,650,000	10,150,000	52,200,000	49,300,000	[1]	14,450,000	11,800,000

Shares created	11,400,000	1,650,000	10,800,000	9,750,000	[1]	2,500,000	6,300,000

Shares redeemed	(6,800,000)	(150,000)	(6,900,000)	(6,850,000)[1]		(1,900,000)	(3,650,000)
Shares outstanding, end of year	16,250,000	11,650,000	56,100,000	52,200,000	[1]	15,050,000	14,450,000
[1] Shares were adjusted to reflect a 2:1 stock split effective December 23, 2021.

See Notes to Financial Statements.

124	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund		WisdomTree U.S. Multifactor Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$90,229,129	$70,558,159	$11,048,091	$10,342,875	$3,947,424	$2,443,274

Net realized gain (loss) on investments and futures contracts	130,848,348	262,415,278	9,427,278	90,711,596	(10,834,147)	15,977,931

Net increase (decrease) in unrealized appreciation/depreciation on investments	(364,718,988)	7,598,204	(80,659,749)	(41,702,853)	(8,414,869)	(3,360,106)
Net increase (decrease) in net assets resulting from operations	(143,641,511)	340,571,641	(60,184,380)	59,351,618	(15,301,592)	15,061,099
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(92,020,134)	(69,041,808)	(10,959,568)	(10,460,358)	(3,948,786)	(2,386,625)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,051,013,414	742,558,113	68,005,567	301,475,820	101,414,445	116,237,028

Cost of shares redeemed	(805,947,349)	(707,983,566)	(91,842,306)	(245,691,713)	(43,549,334)	(53,452,146)
Net increase (decrease) in net assets resulting from capital share transactions	245,066,065	34,574,547	(23,836,739)	55,784,107	57,865,111	62,784,882
Net Increase (Decrease) in Net Assets	9,404,420	306,104,380	(94,980,687)	104,675,367	38,614,733	75,459,356
NET ASSETS:

Beginning of year	$3,210,598,739	$2,904,494,359	$811,672,498	$706,997,131	$223,949,123	$148,489,767

End of year	$3,220,003,159	$3,210,598,739	$716,691,811	$811,672,498	$262,563,856	$223,949,123
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	72,450,000	71,900,000	14,850,000	13,900,000	5,475,000	3,925,000

Shares created	25,100,000	17,050,000	1,400,000	5,500,000	2,675,000	2,900,000

Shares redeemed	(19,050,000)	(16,500,000)	(1,850,000)	(4,550,000)	(1,150,000)	(1,350,000)
Shares outstanding, end of year	78,500,000	72,450,000	14,400,000	14,850,000	7,000,000	5,475,000

See Notes to Financial Statements.

WisdomTree Trust	125

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period December 15, 2022* through March 31, 2023	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$149,064,486	$127,306,795	$2,614	$54,588,187	$49,803,105

Net realized gain (loss) on investments	396,875,294	586,169,172	(2,363)	3,151,249	138,473,135

Net increase (decrease) in unrealized appreciation/depreciation on investments	(444,753,271)	54,598,644	286,724	(202,544,682)	(98,326,308)
Net increase (decrease) in net assets resulting from operations	101,186,509	768,074,611	286,975	(144,805,246)	89,949,932
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(154,296,995)	(123,175,321)	—	(54,457,954)	(48,960,885)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,232,420,927	2,834,445,980	2,552,390	217,678,287	380,148,570

Cost of shares redeemed	(2,085,719,771)	(2,022,674,106)	(100)	(43,279,395)	(369,415,022)
Net increase in net assets resulting from capital share transactions	1,146,701,156	811,771,874	2,552,290	174,398,892	10,733,548
Net Increase (Decrease) in Net Assets	1,093,590,670	1,456,671,164	2,839,265	(24,864,308)	51,722,595
NET ASSETS:

Beginning of period	$7,033,318,452	$5,576,647,288	$100	$1,881,545,469	$1,829,822,874

End of period	$8,126,909,122	$7,033,318,452	$2,839,365	$1,856,681,161	$1,881,545,469
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	110,650,000	97,600,000	4	59,050,000	58,850,000

Shares created	53,700,000	44,950,000	100,000	7,450,000	11,850,000

Shares redeemed	(34,000,000)	(31,900,000)	(4)	(1,500,000)	(11,650,000)
Shares outstanding, end of period	130,350,000	110,650,000	100,000	65,000,000	59,050,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

126	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. SmallCap Fund		WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. Total Dividend Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,733,864	$9,482,851	$6,132,472	$5,138,956	$28,310,458	$22,786,482

Net realized gain (loss) on investments and futures contracts	13,786,257	68,605,988	(1,401,252)	15,800,698	41,077,780	74,857,941

Net increase (decrease) in unrealized appreciation/depreciation on investments	(78,845,215)	(63,418,077)	(15,294,977)	(22,533,592)	(103,960,735)	49,959,306
Net increase (decrease) in net assets resulting from operations	(56,325,094)	14,670,762	(10,563,757)	(1,593,938)	(34,572,497)	147,603,729
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(8,368,109)	(10,226,320)	(6,156,770)	(5,126,380)	(30,260,035)	(21,438,300)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	160,150,131	240,692,318	86,682,667	86,414,103	222,869,091	224,200,288

Cost of shares redeemed	(217,424,064)	(161,731,595)	(69,170,357)	(42,593,588)	(160,877,872)	(145,267,142)
Net increase (decrease) in net assets resulting from capital share transactions	(57,273,933)	78,960,723	17,512,310	43,820,515	61,991,219	78,933,146
Net Increase (Decrease) in Net Assets	(121,967,136)	83,405,165	791,783	37,100,197	(2,841,313)	205,098,575
NET ASSETS:

Beginning of year	$692,732,361	$609,327,196	$224,832,785	$187,732,588	$1,080,629,084	$875,530,509

End of year	$570,765,225	$692,732,361	$225,624,568	$224,832,785	$1,077,787,771	$1,080,629,084
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	14,450,000	12,900,000	5,035,000	4,085,000	16,750,000	15,500,000	[1]

Shares created	3,650,000	4,850,000	2,080,000	1,880,000	3,650,000	3,550,000	[1]

Shares redeemed	(4,900,000)	(3,300,000)	(1,690,000)	(930,000)	(2,600,000)	(2,300,000)[1]
Shares outstanding, end of year	13,200,000	14,450,000	5,425,000	5,035,000	17,800,000	16,750,000	[1]
[1] Shares were adjusted to reflect a 2:1 stock split effective December 23, 2021.

See Notes to Financial Statements.

WisdomTree Trust	127

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree U.S. Value Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,367,699	$1,471,659

Net realized gain (loss) on investments	(3,265,108)	7,616,832

Net decrease in unrealized appreciation/depreciation on investments	(2,246,805)	(1,931,528)
Net increase (decrease) in net assets resulting from operations	(3,144,214)	7,156,963
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(2,373,350)	(1,432,409)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	75,822,780	79,294,095

Cost of shares redeemed	(36,805,721)	(29,744,857)
Net increase in net assets resulting from capital share transactions	39,017,059	49,549,238
Net Increase in Net Assets	33,499,495	55,273,792
NET ASSETS:

Beginning of year	$113,714,419	$58,440,627

End of year	$147,213,914	$113,714,419
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,850,000	1,040,000 [1]

Shares created	1,290,000	1,290,000 [1]

Shares redeemed	(630,000)	(480,000)[1]
Shares outstanding, end of year	2,510,000	1,850,000 [1]
[1] Shares were adjusted to reflect a 2:1 stock split effective June 10, 2021.

See Notes to Financial Statements.

128	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. AI Enhanced Value Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022^	For the Year Ended March 31, 2021^	For the Year Ended March 31, 2020^	For the Year Ended March 31, 2019^
Net asset value, beginning of year	$99.02	$94.15	$64.64	$85.52	$84.43
Investment operations:

Net investment income[1]	2.01	2.70	2.67	3.11	3.06

Net realized and unrealized gain (loss)	(7.31)	4.95	29.49	(20.83)	1.05
Total from investment operations	(5.30)	7.65	32.16	(17.72)	4.11
Dividends and distributions to shareholders:

Net investment income	(2.07)	(2.78)	(2.65)	(3.16)	(2.96)

Capital gains	—	—	—	—	(0.06)
Total dividends and distributions to shareholders	(2.07)	(2.78)	(2.65)	(3.16)	(3.02)
Net asset value, end of year	$91.65	$99.02	$94.15	$64.64	$85.52

TOTAL RETURN[2]	(5.25)%	8.19%	50.69%	(21.49)%	4.99%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$396,367	$492,636	$555,491	$543,010	$791,069

Ratios to average net assets[3] of:

Expenses[4]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.17%	2.76%	3.40%	3.61%	3.57%
Portfolio turnover rate[5]	150%[6]	96%[6,7]	47%	46%	32%

WisdomTree U.S. ESG Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020[8]	For the Year Ended March 31, 2019[8]
Net asset value, beginning of year	$48.16	$43.64	$27.48	$32.29	$31.09
Investment operations:

Net investment income[1]	0.65	0.57	0.47	0.64	0.60

Net realized and unrealized gain (loss)	(5.06)	4.55	16.16	(4.62)	1.29
Total from investment operations	(4.41)	5.12	16.63	(3.98)	1.89
Dividends to shareholders:

Net investment income	(0.62)	(0.60)	(0.47)	(0.83)	(0.69)
Net asset value, end of year	$43.13	$48.16	$43.64	$27.48	$32.29

TOTAL RETURN[2]	(9.07)%	11.73%	60.80%	(12.73)%	6.34%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$67,937	$77,058	$88,374	$72,824	$113,025

Ratios to average net assets of:

Expenses	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	1.51%	1.20%	1.29%	1.90%	1.89%
Portfolio turnover rate[5]	46%	69%	78%	56%	22%
^

The information reflects the investment objective and strategy of the WisdomTree U.S. Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree U.S. AI Enhanced Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. AI Enhanced Value Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

[7]	On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

[8]

The information reflects the investment objective and strategy of the WisdomTree U.S. Total Market Fund through March 16, 2020 and the investment objective and strategy of the WisdomTree U.S. ESG Fund thereafter.

See Notes to Financial Statements.

WisdomTree Trust	129

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Growth & Momentum Fund	For the Year Ended March 31, 2023	For the Period June 24, 2021* through March 31, 2022
Net asset value, beginning of period	$22.75	$25.66
Investment operations:

Net investment income (loss)[1]	0.01	(0.03)

Net realized and unrealized loss	(2.03)	(2.88)
Total from investment operations	(2.02)	(2.91)
Dividends and distributions to shareholders:

Net investment income	(0.02)	—

Tax return of capital	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.02)	—
Net asset value, end of period	$20.71	$22.75

TOTAL RETURN[3]	(8.89)%	(11.34)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,486	$4,095

Ratios to average net assets of:

Expenses	0.55%	0.55%[4]

Net investment income (loss)	0.07%	(0.15)%[4]
Portfolio turnover rate[5,6]	520%	254%

WisdomTree U.S. High Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$87.98	$76.26	$56.58	$72.49	$68.11
Investment operations:

Net investment income[1]	3.26	2.88	2.71	2.65	2.49

Net realized and unrealized gain (loss)	(5.45)	11.30	19.94	(15.81)	4.28
Total from investment operations	(2.19)	14.18	22.65	(13.16)	6.77
Dividends to shareholders:

Net investment income	(3.51)	(2.46)	(2.97)	(2.75)	(2.39)
Net asset value, end of year	$82.28	$87.98	$76.26	$56.58	$72.49

TOTAL RETURN[3]	(2.49)%	18.96%	40.97%	(18.99)%	10.15%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,337,100	$1,024,960	$774,034	$678,935	$953,276

Ratios to average net assets[7] of:

Expenses[8]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	3.84%	3.56%	4.13%	3.63%	3.55%
Portfolio turnover rate[5]	47%	38%	43%	39%	20%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The Fund’s momentum style investment strategy, which emphasizes investing in securities that have had higher recent price performance compared to other securities, may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

130	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of year	$65.66	$57.27	$40.47	$47.11	$44.25
Investment operations:

Net investment income[2]	1.59	1.42	1.36	1.36	1.27

Net realized and unrealized gain (loss)	(3.74)	8.33	16.79	(6.64)	2.83
Total from investment operations	(2.15)	9.75	18.15	(5.28)	4.10
Dividends to shareholders:

Net investment income	(1.65)	(1.36)	(1.35)	(1.36)	(1.24)
Net asset value, end of year	$61.86	$65.66	$57.27	$40.47	$47.11

TOTAL RETURN[3]	(3.22)%	17.16%	45.40%	(11.62)%	9.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$3,470,408	$3,427,240	$2,823,467	$1,849,693	$2,034,965

Ratios to average net assets[4] of:

Expenses[5]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.58%	2.28%	2.73%	2.76%	2.79%
Portfolio turnover rate[6]	20%	19%	20%	13%	11%

WisdomTree U.S. LargeCap Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$48.23	$43.29	$28.10	$31.77	$30.30
Investment operations:

Net investment income[2]	0.84	0.78	0.73	0.73	0.60

Net realized and unrealized gain (loss)	(4.48)	4.92	15.19	(3.72)	1.46
Total from investment operations	(3.64)	5.70	15.92	(2.99)	2.06
Dividends to shareholders:

Net investment income	(0.83)	(0.76)	(0.73)	(0.68)	(0.59)
Net asset value, end of year	$43.76	$48.23	$43.29	$28.10	$31.77

TOTAL RETURN[3]	(7.42)%	13.19%	57.11%	(9.65)%	6.93%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$658,635	$696,953	$510,794	$341,423	$239,851

Ratios to average net assets[4] of:

Expenses	0.08%	0.08%	0.08%	0.08%[5]	0.28%[5]

Net investment income	1.95%	1.65%	2.00%	2.16%	1.94%
Portfolio turnover rate[6]	22%	22%	21%	22%	14%
[1]	Per share amounts were adjusted to reflect a 2:1 stock split effective December 23, 2021.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	131

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$44.31	$40.40	$24.19	$35.76	$34.11
Investment operations:

Net investment income[1]	1.19	0.99	0.80	1.01	0.82

Net realized and unrealized gain (loss)	(3.27)	3.89	16.24	(11.56)	1.61
Total from investment operations	(2.08)	4.88	17.04	(10.55)	2.43
Dividends to shareholders:

Net investment income	(1.21)	(0.97)	(0.83)	(1.02)	(0.78)
Net asset value, end of year	$41.02	$44.31	$40.40	$24.19	$35.76

TOTAL RETURN[2]	(4.65)%	12.17%	71.52%	(30.28)%	7.21%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$3,220,003	$3,210,599	$2,904,494	$2,485,261	$3,733,683

Ratios to average net assets[3] of:

Expenses[4]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.85%	2.31%	2.55%	2.84%	2.34%
Portfolio turnover rate[5]	40%	38%	57%	33%	27%

WisdomTree U.S. MidCap Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$54.66	$50.86	$26.44	$39.30	$38.63
Investment operations:

Net investment income[1]	0.75	0.72	0.56	0.62	0.53

Net realized and unrealized gain (loss)	(4.90)	3.81	24.45	(12.83)	0.68
Total from investment operations	(4.15)	4.53	25.01	(12.21)	1.21
Dividends to shareholders:

Net investment income	(0.74)	(0.73)	(0.59)	(0.65)	(0.54)
Net asset value, end of year	$49.77	$54.66	$50.86	$26.44	$39.30

TOTAL RETURN[2]	(7.50)%	8.93%	95.30%	(31.45)%	3.22%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$716,692	$811,672	$706,997	$560,609	$1,098,311

Ratios to average net assets[3] of:

Expenses[4]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.50%	1.34%	1.49%	1.58%	1.34%
Portfolio turnover rate[5]	40%	50%	50%	41%	36%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

132	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Multifactor Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$40.90	$37.83	$24.58	$28.98	$27.91
Investment operations:

Net investment income[1]	0.65	0.63	0.39	0.59	0.47

Net realized and unrealized gain (loss)	(3.40)	3.03	13.26	(4.43)	0.97
Total from investment operations	(2.75)	3.66	13.65	(3.84)	1.44
Dividends to shareholders:

Net investment income	(0.64)	(0.59)	(0.40)	(0.56)	(0.37)
Net asset value, end of year	$37.51	$40.90	$37.83	$24.58	$28.98

TOTAL RETURN[2]	(6.68)%	9.68%	55.76%	(13.43)%	5.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$262,564	$223,949	$148,490	$141,308	$114,481

Ratios to average net assets of:

Expenses	0.28%	0.28%	0.28%	0.28%[3,4]	0.28%[3,4]

Net investment income	1.72%	1.58%	1.21%	1.94%[3]	1.65%[3]
Portfolio turnover rate[5]	102%	152%	147%	145%	179%

WisdomTree U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$63.56	$57.14	$38.85	$43.04	$40.32
Investment operations:

Net investment income[1]	1.28	1.22	1.07	1.09	0.97

Net realized and unrealized gain (loss)	(1.17)	6.37	18.27	(4.21)	2.71
Total from investment operations	0.11	7.59	19.34	(3.12)	3.68
Dividends and distributions to shareholders:

Net investment income	(1.32)	(1.17)	(1.05)	(1.07)	(0.93)

Capital gains	—	—	—	—	(0.03)
Total dividends and distributions to shareholders	(1.32)	(1.17)	(1.05)	(1.07)	(0.96)
Net asset value, end of year	$62.35	$63.56	$57.14	$38.85	$43.04

TOTAL RETURN[2]	0.29%	13.36%	50.24%	(7.52)%	9.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$8,126,909	$7,033,318	$5,576,647	$2,723,483	$2,780,361

Ratios to average net assets of:

Expenses	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.12%	1.98%	2.15%	2.43%	2.33%
Portfolio turnover rate[5]	28%	30%	30%	41%	29%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	133

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Growth Fund	For the Period December 15, 2022* through March 31, 2023
Net asset value, beginning of period	$25.11
Investment operations:

Net investment income[1]	0.03

Net realized and unrealized gain	3.25
Total from investment operations	3.28
Net asset value, end of period	$28.39

TOTAL RETURN[2]	13.06%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,839

Ratios to average net assets of:

Expenses	0.28%[3]

Net investment income	0.45%[3]
Portfolio turnover rate[4]	1%

WisdomTree U.S. SmallCap Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$31.86	$31.09	$18.11	$27.54	$27.43
Investment operations:

Net investment income[1]	0.88	0.85	0.66	0.79	0.82

Net realized and unrealized gain (loss)	(3.31)	0.76	12.99	(9.40)	0.08
Total from investment operations	(2.43)	1.61	13.65	(8.61)	0.90
Dividends to shareholders:

Net investment income	(0.87)	(0.84)	(0.67)	(0.82)	(0.79)
Net asset value, end of year	$28.56	$31.86	$31.09	$18.11	$27.54

TOTAL RETURN[2]	(7.59)%	5.18%	76.76%	(32.22)%	3.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,856,681	$1,881,545	$1,829,823	$1,316,919	$2,087,705

Ratios to average net assets[5] of:

Expenses[6]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.98%	2.66%	2.78%	2.94%	2.91%
Portfolio turnover rate[4]	38%	39%	53%	50%	26%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

134	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$47.94	$47.23	$22.38	$36.08	$35.70
Investment operations:

Net investment income[1]	0.62	0.73	0.44	0.51	0.58

Net realized and unrealized gain (loss)	(4.73)	0.78	24.85	(13.66)	0.38
Total from investment operations	(4.11)	1.51	25.29	(13.15)	0.96
Dividends to shareholders:

Net investment income	(0.59)	(0.80)	(0.44)	(0.55)	(0.58)
Net asset value, end of year	$43.24	$47.94	$47.23	$22.38	$36.08

TOTAL RETURN[2]	(8.51)%	3.11%	113.74%	(36.87)%	2.72%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$570,765	$692,732	$609,327	$419,676	$736,098

Ratios to average net assets[3] of:

Expenses[4]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.40%	1.47%	1.33%	1.45%	1.56%
Portfolio turnover rate[5]	51%	54%	56%	55%	45%

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$44.65	$45.96	$25.02	$34.70	$34.26
Investment operations:

Net investment income[1]	1.17	1.14	0.94	0.80	0.88

Net realized and unrealized gain (loss)	(3.06)	(1.32)	20.92	(9.68)	0.41
Total from investment operations	(1.89)	(0.18)	21.86	(8.88)	1.29
Dividends to shareholders:

Net investment income	(1.17)	(1.13)	(0.92)	(0.80)	(0.85)
Net asset value, end of year	$41.59	$44.65	$45.96	$25.02	$34.70

TOTAL RETURN[2]	(4.14)%	(0.45)%	88.65%	(26.22)%	3.81%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$225,625	$224,833	$187,733	$73,802	$119,699

Ratios to average net assets of:

Expenses	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.81%	2.49%	2.67%	2.29%	2.47%
Portfolio turnover rate[5]	51%	60%	83%	51%	42%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	135

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Total Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of year	$64.52	$56.49	$39.19	$47.31	$44.56
Investment operations:

Net investment income[2]	1.60	1.43	1.33	1.38	1.28

Net realized and unrealized gain (loss)	(3.86)	7.94	17.30	(8.13)	2.71
Total from investment operations	(2.26)	9.37	18.63	(6.75)	3.99
Dividends to shareholders:

Net investment income	(1.71)	(1.34)	(1.33)	(1.37)	(1.24)
Net asset value, end of year	$60.55	$64.52	$56.49	$39.19	$47.31

TOTAL RETURN[3]	(3.44)%	16.73%	48.15%	(14.75)%	9.10%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,077,788	$1,080,629	$875,531	$634,956	$648,103

Ratios to average net assets of:

Expenses	0.28%	0.28%	0.28%	0.28%[4,5]	0.28%[4,5]

Net investment income	2.64%	2.33%	2.73%	2.82%[4]	2.78%[4]
Portfolio turnover rate[6]	19%	22%	22%	16%	11%

WisdomTree U.S. Value Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[7]	For the Year Ended March 31, 2021[7]	For the Year Ended March 31, 2020[7]	For the Year Ended March 31, 2019[7]
Net asset value, beginning of year	$61.47	$56.19	$32.52	$42.35	$40.43
Investment operations:

Net investment income[2]	1.17	1.08	0.76	0.76	0.72

Net realized and unrealized gain (loss)	(2.83)	5.19	23.79	(9.88)	1.94
Total from investment operations	(1.66)	6.27	24.55	(9.12)	2.66
Dividends to shareholders:

Net investment income	(1.16)	(0.99)	(0.88)	(0.71)	(0.74)
Net asset value, end of year	$58.65	$61.47	$56.19	$32.52	$42.35

TOTAL RETURN[3]	(2.54)%	11.16%	76.07%	(21.86)%	6.70%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$147,214	$113,714	$58,441	$61,795	$38,113

Ratios to average net assets of:

Expenses	0.12%[4,5]	0.30%[8]	0.38%	0.38%	0.38%

Net investment income	2.02%[4]	1.77%	1.76%	1.75%	1.73%
Portfolio turnover rate[6]	66%	62%	59%	101%	54%
[1]	Per share amounts were adjusted to reflect a 2:1 stock split effective December 23, 2021.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Per share amounts were adjusted to reflect a 2:1 stock split effective June 10, 2021.

[8]	Prior to January 3, 2022, the Fund’s annual advisory fee rate was 0.38% and, thereafter, was reduced to 0.12% per annum.

See Notes to Financial Statements.

136	WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. AI Enhanced Value Fund (“U.S. AI Enhanced Value Fund”)	June 16, 2006
WisdomTree U.S. ESG Fund (“U.S. ESG Fund”)	February 23, 2007
WisdomTree U.S. Growth & Momentum Fund (“U.S. Growth & Momentum Fund”)	June 24, 2021
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Growth Fund (“U.S. Quality Growth Fund”)	December 15, 2022
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Value Fund (“U.S. Value Fund”)	February 23, 2007

Each Fund, except the U.S. AI Enhanced Value Fund, U.S. ESG Fund and U.S. Value Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The U.S. AI Enhanced Value Fund and the U.S. Value Fund are actively managed using a model-based approach seeking income and capital appreciation. The U.S. ESG Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market

WisdomTree Trust	137

Notes to Financial Statements (continued)

prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

138	WisdomTree Trust

Notes to Financial Statements (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended March 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the fiscal year ended March 31, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]
U.S. ESG Fund
Equity risk	$(5,159)
U.S. Multifactor Fund
Equity risk	118,514
U.S. SmallCap Quality Dividend Growth Fund
Equity risk	(63,888)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity risk	Net realized gain (loss) from futures contracts

During the fiscal year ended March 31, 2023, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

Average Notional

Fund	Futures contracts (long)
U.S. ESG Fund
Equity risk[1]	$15,278
U.S. Multifactor Fund
Equity risk[1]	459,132
U.S. SmallCap Quality Dividend Growth Fund
Equity risk[1]	134,429
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized on the ex-dividend date at the fair value of securities to be received. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as

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Notes to Financial Statements (continued)

of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected in the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The U.S. ESG Fund, U.S. Multifactor Fund and U.S. SmallCap Quality Dividend Growth Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with their investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker” in the Statement of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the

140	WisdomTree Trust

Notes to Financial Statements (continued)

underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. Prior to August 19, 2022, when a Fund purchased or sold a futures contract, the Fund was required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund would segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, would “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This functioned as a practical limit on the amount of leverage which a Fund could undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Effective August 19, 2022, the Funds have adopted a derivatives risk management program to manage the Funds’ derivatives risk. Please see Note 7 “Recent Regulatory Update” for information on new regulations governing the use of derivatives by the Funds.

As of March 31, 2023, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

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Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at March 31, 2023, are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2023, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the U.S. AI Enhanced Value Fund were provided by Mellon and thereafter Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

142	WisdomTree Trust

Notes to Financial Statements (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. AI Enhanced Value Fund	0.38%
U.S. ESG Fund	0.28%
U.S. Growth & Momentum Fund	0.55%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Growth Fund[1]	0.28%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Value Fund	0.12%
[1]	Since the commencement of operations on December 15, 2022.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year or period ended March 31, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM waives its advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

During the fiscal year ended March 31, 2023, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2023, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
U.S. Growth & Momentum Fund	$684,871	$586,841	$18,846
U.S. High Dividend Fund	109,126,837	15,613,812	(268,425)
U.S. LargeCap Dividend Fund	90,199,151	101,095,118	(7,741,647)
U.S. LargeCap Fund	39,575,108	36,256,026	(6,041,853)
U.S. MidCap Dividend Fund	266,621,817	157,010,806	(23,109,688)
U.S. MidCap Fund	66,105,474	109,499,748	(11,331,113)
U.S. Quality Dividend Growth Fund	151,367,786	131,379,354	(9,712,202)
U.S. SmallCap Dividend Fund	124,974,374	263,808,881	22,449,314
U.S. SmallCap Fund	56,611,156	99,586,194	8,137,268
U.S. SmallCap Quality Dividend Growth Fund	34,640,935	36,203,233	(3,223,393)
U.S. Total Dividend Fund	38,385,509	27,253,006	(2,665,826)

WisdomTree Trust	143

Notes to Financial Statements (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2023, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At March 31, 2023		For the Fiscal Year Ended March 31, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. ESG Fund	255	$10,992	$156
U.S. High Dividend Fund	88	7,240	77
U.S. LargeCap Fund	1,573	68,772	1,303
U.S. MidCap Dividend Fund	415	17,007	508
U.S. Multifactor Fund	1,091	40,967	673
U.S. Quality Dividend Growth Fund	786	48,999	1,056
U.S. SmallCap Dividend Fund	122	3,484	106
U.S. SmallCap Fund	288	12,447	163
U.S. SmallCap Quality Dividend Growth Fund	332	13,801	454
U.S. Total Dividend Fund	346	20,964	662
U.S. Value Fund	73	4,281	88

In connection with the organization of the U.S. Quality Growth Fund, a newly launched Fund, WTAM contributed $100 to the Fund in exchange for 4 shares of the Fund. Prior to March 31, 2023, WTAM redeemed the aforementioned shares as 4 shares of the Fund for proceeds of $100.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2023, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended March 31, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. AI Enhanced Value Fund	$639,728,180	$639,742,518	$—	$60,389,136
U.S. ESG Fund	31,757,003	31,649,537	2,073,213	3,092,133
U.S. Growth & Momentum Fund	15,452,177	15,447,307	—	1,183,382
U.S. High Dividend Fund	588,102,855	586,278,198	962,852,648	575,135,011

144	WisdomTree Trust

Notes to Financial Statements (continued)

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. LargeCap Dividend Fund	$707,746,126	$695,104,884	$640,856,060	$408,415,430
U.S. LargeCap Fund	140,941,635	140,656,624	108,272,366	81,844,013
U.S. MidCap Dividend Fund	1,280,368,381	1,271,547,771	1,039,407,637	798,572,910
U.S. MidCap Fund	298,422,727	297,721,097	67,904,870	91,754,816
U.S. Multifactor Fund	236,057,282	234,783,030	101,256,460	43,548,101
U.S. Quality Dividend Growth Fund	2,012,195,551	2,025,373,256	3,137,218,504	1,981,330,048
U.S. Quality Growth Fund[1]	20,678	31,573	2,563,490	—
U.S. SmallCap Dividend Fund	718,794,202	702,220,729	209,712,854	41,687,362
U.S. SmallCap Fund	325,787,700	321,150,720	160,036,888	217,225,484
U.S. SmallCap Quality Dividend Growth Fund	112,924,470	112,343,102	86,536,246	68,851,129
U.S. Total Dividend Fund	205,478,067	204,713,728	222,324,400	161,267,841
U.S. Value Fund	78,592,585	78,458,193	75,812,198	36,847,090
[1]	For the period December 15, 2022 (commencement of operations) through March 31, 2023.

6. FEDERAL INCOME TAXES

At March 31, 2023, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. AI Enhanced Value Fund	$429,841,061	$7,232,569	$(35,113,862)	$(27,881,293)
U.S. ESG Fund	56,143,294	13,962,461	(2,249,497)	11,712,964
U.S. Growth & Momentum Fund	2,472,862	87,299	(77,564)	9,735
U.S. High Dividend Fund	1,347,638,569	81,296,389	(93,425,555)	(12,129,166)
U.S. LargeCap Dividend Fund	2,814,798,825	747,925,865	(91,987,151)	655,938,714
U.S. LargeCap Fund	613,689,704	80,550,189	(35,915,654)	44,634,535
U.S. MidCap Dividend Fund	3,113,089,650	323,242,155	(220,738,247)	102,503,908
U.S. MidCap Fund	704,197,409	80,438,720	(67,352,362)	13,086,358
U.S. Multifactor Fund	255,163,908	17,899,064	(11,048,134)	6,850,930
U.S. Quality Dividend Growth Fund	7,432,238,125	973,268,502	(286,872,199)	686,396,303
U.S. Quality Growth Fund	2,551,773	314,628	(29,446)	285,182
U.S. SmallCap Dividend Fund	1,894,465,702	173,084,899	(191,045,279)	(17,960,380)
U.S. SmallCap Fund	611,539,235	52,903,268	(84,042,438)	(31,139,170)
U.S. SmallCap Quality Dividend Growth Fund	237,280,007	16,011,523	(25,030,274)	(9,018,751)
U.S. Total Dividend Fund	891,811,383	222,438,012	(37,651,313)	184,786,699
U.S. Value Fund	143,616,439	10,491,241	(7,052,353)	3,438,888

At March 31, 2023, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Loss)
U.S. AI Enhanced Value Fund	$208,534	$(110,049,305)	$(27,881,293)	$(137,722,064)
U.S. ESG Fund	32,450	(11,228,830)	11,712,964	516,584
U.S. Growth & Momentum Fund	—	(1,542,485)	9,735	(1,532,750)
U.S. High Dividend Fund	356,464	(98,262,902)	(12,129,166)	(110,035,604)
U.S. LargeCap Dividend Fund	1,639,182	(229,545,999)	655,938,714	428,031,897
U.S. LargeCap Fund	371,805	(58,208,672)	44,634,535	(13,202,332)
U.S. MidCap Dividend Fund	1,951,327	(441,743,229)	102,503,908	(337,287,994)
U.S. MidCap Fund	263,921	(85,502,310)	13,086,358	(72,152,031)
U.S. Multifactor Fund	91,068	(34,657,056)	6,850,930	(27,715,058)
U.S. Quality Dividend Growth Fund	3,301,671	(426,907,809)	686,396,303	262,790,165
U.S. Quality Growth Fund	2,614	(821)	285,182	286,975

WisdomTree Trust	145

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Loss)
U.S. SmallCap Dividend Fund	$1,129,573	$(360,757,365)	$(17,960,380)	$(377,588,172)
U.S. SmallCap Fund	230,045	(82,614,954)	(31,139,170)	(113,524,079)
U.S. SmallCap Quality Dividend Growth Fund	122,694	(25,709,706)	(9,018,751)	(34,605,763)
U.S. Total Dividend Fund	26,149	(101,550,644)	184,786,699	83,262,204
U.S. Value Fund	63,542	(15,914,587)	3,438,888	(12,412,157)

The tax character of distributions paid during the fiscal years or periods ended March 31, 2023 and March 31, 2022, was as follows:

	Year or Period Ended March 31, 2023				Year or Period Ended March 31, 2022

Fund	Distributions Paid from Ordinary Income*		Distributions Paid from Return of Capital		Distributions Paid from Ordinary Income*
U.S. AI Enhanced Value Fund	$9,454,072		$—		$15,541,024
U.S. ESG Fund	1,008,693		—		1,160,908
U.S. Growth & Momentum Fund	1,984		400		—	[1]
U.S. High Dividend Fund	52,764,847		—		25,589,520
U.S. LargeCap Dividend Fund	94,641,498		—		68,529,090
U.S. LargeCap Fund	12,389,635		—		10,044,472
U.S. MidCap Dividend Fund	92,020,134		—		69,041,808
U.S. MidCap Fund	10,959,568		—		10,460,358
U.S. Multifactor Fund	3,948,786		—		2,386,625
U.S. Quality Dividend Growth Fund	154,296,995		—		123,175,321
U.S. Quality Growth Fund	—	[2]	—	[2]	N/A
U.S. SmallCap Dividend Fund	54,457,954		—		48,960,885
U.S. SmallCap Fund	8,368,109		—		10,226,320
U.S. SmallCap Quality Dividend Growth Fund	6,156,770		—		5,126,380
U.S. Total Dividend Fund	30,260,035		—		21,438,300
U.S. Value Fund	2,373,350		—		1,432,409
*	Includes short-term capital gains, if any.

[1]	For the period June 24, 2021 (commencement of operations) through March 31, 2022.

[2]	For the period December 15, 2022 (commencement of operations) through March 31, 2023.

At March 31, 2023, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the fiscal year or period ended March 31, 2023, the Funds did not utilize any available capital loss carryforward amounts given that there were no tax-basis capital gains.

Fund	Short-Term	Long-Term	Capital Loss Available Total
U.S. AI Enhanced Value Fund	$48,448,999	$61,600,306	$110,049,305
U.S. ESG Fund	7,916,241	3,312,589	11,228,830
U.S. Growth & Momentum Fund	1,540,689	1,796	1,542,485
U.S. High Dividend Fund	20,086,893	78,176,009	98,262,902
U.S. LargeCap Dividend Fund	30,941,812	198,604,187	229,545,999
U.S. LargeCap Fund	31,470,083	26,738,589	58,208,672
U.S. MidCap Dividend Fund	183,761,485	257,981,744	441,743,229
U.S. MidCap Fund	45,932,644	39,569,666	85,502,310
U.S. Multifactor Fund	34,220,283	436,773	34,657,056
U.S. Quality Dividend Growth Fund	245,107,649	181,800,160	426,907,809
U.S. Quality Growth Fund	821	—	821
U.S. SmallCap Dividend Fund	70,618,855	290,138,510	360,757,365
U.S. SmallCap Fund	40,622,202	41,992,752	82,614,954

146	WisdomTree Trust

Notes to Financial Statements (continued)

Fund	Short-Term	Long-Term	Capital Loss Available Total
U.S. SmallCap Quality Dividend Growth Fund	$10,941,833	$14,767,873	$25,709,706
U.S. Total Dividend Fund	32,073,401	69,477,243	101,550,644
U.S. Value Fund	8,071,884	7,842,703	15,914,587

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At March 31, 2023, the Funds did not have any post-October capital losses or late year ordinary losses to defer.

At March 31, 2023, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. These differences are primarily due to redemptions-in-kind and distributions in excess of current earnings.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
U.S. AI Enhanced Value Fund	$(1,355,934)	$1,355,934
U.S. ESG Fund	(750,538)	750,538
U.S. Growth & Momentum Fund	(41,279)	41,279
U.S. High Dividend Fund	(123,325,255)	123,325,255
U.S. LargeCap Dividend Fund	(167,789,828)	167,789,828
U.S. LargeCap Fund	(21,923,913)	21,923,913
U.S. MidCap Dividend Fund	(236,416,360)	236,416,360
U.S. MidCap Fund	(14,246,636)	14,246,636
U.S. Multifactor Fund	(5,939,935)	5,939,935
U.S. Quality Dividend Growth Fund	(549,113,291)	549,113,291
U.S. Quality Growth Fund	—	—
U.S. SmallCap Dividend Fund	(8,415,808)	8,415,808
U.S. SmallCap Fund	(32,347,810)	32,347,810
U.S. SmallCap Quality Dividend Growth Fund	(11,504,508)	11,504,508
U.S. Total Dividend Fund	(64,165,275)	64,165,275
U.S. Value Fund	(7,949,141)	7,949,141

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year or period ended March 31, 2023, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2023, remains subject to examination by taxing authorities.

7. RECENT REGULATORY UPDATE

Effective August 19, 2022, the Funds have adopted policies and procedures to comply with new regulations issued by the SEC governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by the Funds prior to August 19, 2022 to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Rule 18f-4 has not had a material impact on the Funds’ financial statements.

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, testing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.

WisdomTree Trust	147

Notes to Financial Statements (concluded)

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM has evaluated ASU 2022-03 and determined that the adoption of ASU 2022-03 will not have a significant impact on the Trust’s financial statements and related disclosures.

9. ADDITIONAL INFORMATION

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury good imports from Russia.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

*    *    *    *    *    *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

148	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree U.S. Al Enhanced Value Fund, WisdomTree U.S. ESG Fund, WisdomTree U.S. Growth & Momentum Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Growth Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. Total Dividend Fund and, WisdomTree U.S. Value Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree U.S. Al Enhanced Value Fund, WisdomTree U.S. ESG Fund, WisdomTree U.S. Growth & Momentum Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Growth Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. Total Dividend Fund and, WisdomTree U.S. Value Fund (collectively referred to as the “Funds”), (sixteen of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (sixteen of the funds constituting WisdomTree Trust) at March 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree U.S. Al Enhanced Value Fund

WisdomTree U.S. ESG Fund

WisdomTree U.S. High Dividend Fund

WisdomTree U.S. LargeCap Dividend Fund

WisdomTree U.S. LargeCap Fund

WisdomTree U.S. MidCap Dividend Fund

WisdomTree U.S. MidCap Fund

WisdomTree U.S. Multifactor Fund

WisdomTree U.S. Quality Dividend Growth Fund

WisdomTree U.S. SmallCap Dividend Fund

WisdomTree U.S. SmallCap Fund

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

WisdomTree U.S. Total Dividend Fund

WisdomTree U.S. Value Fund

	For the year ended March 31, 2023	For each of the two years in the period ended March 31, 2023	For each of the five years in the period ended March 31, 2023
WisdomTree U.S. Growth & Momentum Fund	For the year ended March 31, 2023	For the year ended March 31, 2023 and for the period June 24, 2021 (commencement of operations) through March 31, 2022
WisdomTree U.S. Quality Growth Fund	For the period December 15, 2022 (commencement of operations) through March 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities

WisdomTree Trust	149

Report of Independent Registered Public Accounting Firm (concluded)

owned as of March 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 30, 2023

150	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree U.S. Quality Growth Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on December 5-6, 2022, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the WisdomTree U.S. Quality Growth Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, on November 30, 2022. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund has not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their

WisdomTree Trust	151

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

152	WisdomTree Trust

Liquidity Risk Management Program (unaudited)

The Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

WisdomTree Trust	153

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2023, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2024.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended March 31, 2023, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
U.S. AI Enhanced Value Fund	$9,454,072
U.S. ESG Fund	1,008,693
U.S. Growth & Momentum Fund	1,984
U.S. High Dividend Fund	52,632,261
U.S. LargeCap Dividend Fund	94,641,498
U.S. LargeCap Fund	12,389,635
U.S. MidCap Dividend Fund	92,020,134
U.S. MidCap Fund	10,959,568
U.S. Multifactor Fund	3,948,786
U.S. Quality Dividend Growth Fund	154,296,995
U.S. Quality Growth Fund[1]	—
U.S. SmallCap Dividend Fund	54,457,954
U.S. SmallCap Fund	8,368,109
U.S. SmallCap Quality Dividend Growth Fund	6,156,770
U.S. Total Dividend Fund	30,260,035
U.S. Value Fund	2,373,350
[1]	For the period December 15, 2022 (commencement of operations) through March 31, 2023.

The following represents the percentage of dividends paid during the fiscal year or period ended March 31, 2023, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
U.S. AI Enhanced Value Fund	100.00%
U.S. ESG Fund	100.00%
U.S. Growth & Momentum Fund	100.00%
U.S. High Dividend Fund	100.00%
U.S. LargeCap Dividend Fund	100.00%
U.S. LargeCap Fund	100.00%
U.S. MidCap Dividend Fund	100.00%
U.S. MidCap Fund	100.00%
U.S. Multifactor Fund	100.00%
U.S. Quality Dividend Growth Fund	100.00%
U.S. Quality Growth Fund[1]	—
U.S. SmallCap Dividend Fund	100.00%
U.S. SmallCap Fund	100.00%
U.S. SmallCap Quality Dividend Growth Fund	100.00%
U.S. Total Dividend Fund	100.00%
U.S. Value Fund	100.00%
[1]	For the period December 15, 2022 (commencement of operations) through March 31, 2023.

154	WisdomTree Trust

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005- present; President, 2005-present	Chief Executive Officer, WisdomTree and WisdomTree Asset Management since 2005; President, WisdomTree and WisdomTree Asset Management from 2012 to 2019.	80	Director, WisdomTree and WisdomTree Asset Management.
Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	80	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	80	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	80	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	80	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	80	None

WisdomTree Trust	155

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Officers of the Trust

Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree and WisdomTree Asset Management since 2005; President, WisdomTree and WisdomTree Asset Management from 2012 to 2019.	80	See Interested Trustees Table Above.

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	80	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Head of U.S. Compliance, WisdomTree Asset Management since 2022; Chief Compliance Officer WisdomTree Asset Management since 2012.	80	None

Joanne Antico***** (1975)	Chief Legal Officer and Secretary, 2021-present	General Counsel, WisdomTree Asset Management since 2021; Assistant General Counsel, WisdomTree Asset Management 2016 to 2021; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	80	None

TJ Darnowski ***** (1984)	Assistant Secretary, 2021-present	Senior Investment Management Paralegal, WisdomTree Asset Management since 2021; Senior Legal Administrator, Ultimus Fund Solutions, 2019-2021; Assistant Vice President, State Street Bank & Trust Company, 2010 to 2019.	80	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	80	None

Angela Borreggine***** (1964)	Assistant Secretary, 2021-present	Assistant General Counsel, WisdomTree Asset Management since 2022; Vice President and Senior Counsel, Virtus Investment Partners, 2021-2022; Director, Senior Counsel, Allianz Global Investors, 2007-2021.	80	None

+	As of March 31, 2023.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Co-Chair of the Governance, Nominating and Compliance Committee.

****	Chair of the Investment Committee.

*****	Elected by and serves at the pleasure of the Board.

156	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

WisdomTree Trust	157

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. An ESG Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Companies selected for inclusion in an ESG Fund may not exhibit positive or favorable ESG characteristics at all times and may shift into and out of favor depending on market and economic conditions. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WisdomTree.com/investments

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-7670

WisdomTree Trust

Annual Report

March 31, 2023

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International AI Enhanced Value Fund (AIVI)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

Developed international equity markets, as measured by the MSCI EAFE Index, were roughly flat for the 12-month fiscal year ending March 31, 2023 (the “period”), returning only -1.38% in U.S. dollar (USD) terms despite significant volatility at certain points.

Developed market currencies steadily weakened versus the USD during the period, as an aggressive rate hike campaign by the Federal Reserve in the U.S. created a policy gap that bolstered the USD and weighed on others whose central banks were not keeping pace. The USD also likely benefited due to its perceived status as a global safe-haven currency during market turmoil. The euro steadily weakened against the USD during the period, weakening by about 2.06%. Although not in Europe, this effect was even more pronounced in the Japanese yen, which is being suppressed by the Bank of Japan in attempt to stimulate economic growth while the rest of the global economy is overheating. The yen weakened by more than 8% versus the USD, though it fell even further during the fall of 2022 before slightly bouncing back. The British pound sterling (GBP) also struggled, weakening by over 6% versus the USD. The lone currency that strengthened among the G10 basket of currencies was the Swiss franc, another beneficiary of safe-haven status during periods of market stress, which rose by about 0.8%.

Similar to the rest of the world, developed international equity markets embarked on a protracted battle against record inflation and strong labor markets for most of calender year 2022, after record monetary and fiscal stimulus to support the post-pandemic economic recovery. Risk-off sentiment from the U.S. Federal Reserve’s campaign to combat inflation migrated to developed markets, and the MSCI EAFE plummeted by 14.5% in USD terms. The European Central Bank (ECB) held its benchmark refinancing rate at 0% during the quarter, but investors quickly surmised that it would soon have to act swiftly and decisively to combat inflation climbing into the 7-8% range. For context, the ECB has held rates at 0% in effort to stimulate economic growth since about 2016, and has held year-over-year inflation under 2% since roughly 2013, so these developments marked a significant paradigm shift. As the largest component of the developed market universe, Eurozone GDP grew 0.7% during the quarter.

Inflation neared its peak during the June to September quarter, reaching 9.9% year-over-year and marking the beginning of what would become five straight months of inflation in the 9-10% range. This weighed on market sentiment, especially as the ECB started to combat it by raising rates 1.25% from 0%. The MSCI EAFE Index fell 9.36% in USD terms, following broader market sentiment around the world with regional indexes heading deeper toward bear market territory. Eurozone gross domestic product (GDP) growth was relatively muted during the quarter at 0.3%.

After two straight quarters of deep declines, the final quarter of 2022 provided some optimism. Europe began to see disinflationary pressures materialize as inflation rolled off its 10.6% high in October. With signs of the ECB’s rate hike effort working so far, this provided a welcome respite to developed market investors, and the MSCI EAFE Index returned 17.34% in USD terms. Eurozone GDP growth was flat during the quarter, slightly declining by 0.1%. Continuing its fight against inflation, the ECB hiked another 1.25% to bring its refinancing rate up to 2.5% by the end of 2022.

Optimism from the end of 2022 continued into the first quarter of 2023, the final quarter of the fiscal period. Disinflation continued in Europe, falling from 9.2% down to 6.9% through March, as the ECB slowed the pace of its rate hike campaign. During the quarter, it raised rates only 1% between two 50 basis point hikes to conclude the period at 3.5%. Rates have not been this high since late 2008 amid a policy rate easing campaign during the Global Financial Crisis. Markets began to believe the end of the fight against inflation was in sight, and the MSCI EAFE Index returned 8.47% in USD terms. The quarter finished on a resounding note, despite fears of a banking crisis originating in the U.S. spreading overseas. Credit Suisse faced major solvency issues but crisis was averted after regulators helped facilitate a sale to UBS to stabilize the banking system, which appeased markets and contributed to the strong finish.

WisdomTree Trust	1

Market Environment Overview

(unaudited) (concluded)

Entering the new fiscal year, many of these risk factors remain paramount, and global financial market performance will be heavily dependent continued improvement in the global banking sector and economic data releases, due to their influence on the future path of monetary policy.

Each WisdomTree Fund’s performance as set forth in “Management’s Discussion of Funds’ Performance” in the pages that follow should also be viewed in light of the foregoing market environment.

2	WisdomTree Trust

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown†

Sector	% of Net Assets
Health Care	18.6%
Consumer Staples	18.1%
Industrials	17.4%
Consumer Discretionary	16.4%
Financials	8.5%
Information Technology	7.2%
Communication Services	6.0%
Materials	3.5%
Utilities	2.4%
Energy	0.7%
Real Estate	0.6%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	6.0%
Novartis AG, Registered Shares	4.4%
Nestle SA, Registered Shares	3.6%
Sanofi	3.3%
Deutsche Telekom AG, Registered Shares	3.1%
Industria de Diseno Textil SA	2.9%
British American Tobacco PLC	2.9%
GSK PLC	2.8%
Roche Holding AG	2.8%
Unilever PLC	2.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -1.64% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in Consumer Discretionary and Real Estate due to a mix of allocation and stock selection effects in each. Consumer Staples and Health Care dragged on performance as a result of poor stock selection impacts. Although high quality stocks benefited in the U.S. last year, the same result was not evident in Europe. When analyzing performance by return-on-equity quintiles, the results are mixed. Overweighting higher-quality companies was additive within certain quintiles and negative in others. The same can be said for underweighting lower-quality companies, where it was beneficial in certain groups and but detracted in other segments.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,294.10	0.59%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	0.59%	$2.97
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $3.34 and $2.95, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.64%	13.90%	5.65%	4.49%
Fund Market Price Returns	-1.02%	14.39%	5.55%	4.45%
WisdomTree Europe Quality Dividend Growth Index	-1.28%	14.48%	6.17%	5.00%
MSCI Europe Index	1.38%	15.00%	4.35%	3.17%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.7%
Consumer Discretionary	14.8%
Financials	14.1%
Materials	13.8%
Information Technology	6.5%
Real Estate	6.2%
Consumer Staples	6.0%
Energy	4.1%
Health Care	2.9%
Communication Services	2.7%
Utilities	1.1%
Investment Company	0.0%	*
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
SSAB AB, Class A	3.2%
D/S Norden A/S	1.9%
Sydbank A/S	1.3%
Konecranes Oyj	1.3%
Redrow PLC	1.2%
MPC Container Ships ASA	1.1%
Pagegroup PLC	1.1%
Kloeckner & Co. SE	1.1%
Lenzing AG	1.0%
Outokumpu Oyj	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -8.50% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from positions in Communication Services and Materials, primarily due to stock selection effects. Industrials and Energy weighed on performance, again due to stock selection. Due to the Fund’s focus on allocating more to European small caps that pay greater dividends, there was a positive allocation effect from the top quintile of payers, since that group was overweighted and outperformed during the fiscal year. Avoiding non-payers ultimately had a negative impact on performance, as non-payers rallied toward the end of the fiscal year and the Fund was not able to benefit.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,294.60	0.66%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	0.66%	$3.33
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $3.34 and $2.94, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-8.50%	16.79%	0.54%	7.08%
Fund Market Price Returns	-7.33%	17.26%	0.43%	7.14%
WisdomTree Europe SmallCap Dividend Index	-8.80%	17.16%	0.86%	7.68%
MSCI Europe Small Cap Index	-11.20%	13.93%	1.30%	6.82%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.9%
Industrials	12.4%
Consumer Staples	10.9%
Materials	10.4%
Health Care	8.6%
Real Estate	8.2%
Utilities	6.7%
Communication Services	5.1%
Consumer Discretionary	4.6%
Energy	3.9%
Information Technology	3.3%
Investment Company	0.5%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Koninklijke Philips NV	3.5%
Enagas SA	3.2%
HeidelbergCement AG	3.2%
Swiss Re AG	2.9%
Aviva PLC	2.9%
M&G PLC	2.8%
Henkel AG & Co. KGaA	2.7%
Phoenix Group Holdings PLC	2.7%
Holcim AG, Registered Shares	2.6%
Publicis Groupe SA	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation by investing primarily in equity securities selected from a universe of developed market equities, excluding the United States and Canada, that exhibit value characteristics based on the selection results of a proprietary, quantitative artificial intelligence (AI) model developed by Voya Investment Management Co., LLC., the Fund’s sub-adviser. Prior to January 18, 2022, Fund performance reflects the investment objective of the Fund when it was the WisdomTree International Dividend ex-Financials Fund and tracked the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the “Former Index”). In seeking to track the Former Index, the Fund invested in high-dividend-yielding companies in the developed world excluding the U.S. and Canada, and excluding the financials sector.

The Fund returned 0.80% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). As an AI-driven actively managed fund, the portfolio positioning underwent changes throughout the year. In fiscal Q1, significant returns were contributed by allocations to small caps with quality factor characteristics, while allocations to ‘deep-value’ mid-caps detracted. Shifting to Q2, the factor exposures transitioned to a combination of value and low volatility, with a small allocation to growth-oriented stocks that outperformed while much of the rest of the portfolio lagged. However, selection and allocation effects within the Energy and Utilities sectors were major detractors. Moving into Q3, the fund benefited from security selection in the Energy and Communications Services sectors, while selection within Utilities, Health Care, and Information Technology drove relative underperformance. Furthermore, reducing exposure to the momentum factor had positive effects. As the fiscal year concluded, the fund’s security selection in Materials and Communication Services sectors resulted in relative outperformance in Q4, although there were some detracting effects from selection within Industrials. Despite fluctuations and periods of underperformance earlier in the year, the fund rebounded in Q3 and Q4 to end the fiscal year performing in line with the market.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,285.80	0.59%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	0.59%	$2.97
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $3.33 and $2.95, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	0.80%	12.24%	2.48%	3.56%
Fund Market Price Returns[1]	1.74%	12.55%	2.38%	3.56%
MSCI EAFE Value Index	-0.31%	14.58%	1.75%	3.75%
[1]

The Fund’s investment objective changed effective January 18, 2022. Prior to January 18, 2022, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.1%
Industrials	12.8%
Materials	11.3%
Consumer Discretionary	10.4%
Consumer Staples	8.9%
Health Care	8.1%
Communication Services	7.0%
Energy	6.5%
Utilities	5.1%
Real Estate	4.3%
Information Technology	3.4%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	3.7%
Nestle SA, Registered Shares	1.7%
Novartis AG, Registered Shares	1.7%
Shell PLC	1.6%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
TotalEnergies SE	1.4%
HSBC Holdings PLC	1.4%
Rio Tinto Ltd.	1.2%
Roche Holding AG	1.0%
Mercedes-Benz Group AG	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -1.55% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). From a sector perspective, no individual sectors made outsized positive or negative contributions, with most resulting in fewer than 10 basis points of outperformance or underperformance. The same can be said for country allocations. There were more significant impacts from dividend quintiles, where the Fund’s emphasis on overweighting larger dividend-payers was additive for performance, along with avoiding those that do not pay dividends. Certain quintiles, such as the third and fourth (representing groups of average-to-relatively smaller dividend-payers), had idiosyncratic effects that weighed on performance, which was evinced through negative stock selection effects.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,251.30	0.49%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	0.49%	$2.47
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.48% and the actual and hypothetical expenses paid during the period would have been $2.72 and $2.44, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-1.55%	12.12%	1.96%	4.17%
Fund Market Price Returns	-1.01%	12.35%	1.85%	4.10%
WisdomTree International Equity Index	-1.33%	12.53%	2.18%	4.40%
MSCI EAFE Index	-1.38%	12.99%	3.52%	5.00%
MSCI EAFE Value Index	-0.31%	14.58%	1.75%	3.75%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown†

Sector	% of Net Assets
Financials	24.0%
Materials	15.8%
Utilities	8.8%
Industrials	8.6%
Energy	8.1%
Communication Services	7.8%
Consumer Discretionary	7.4%
Health Care	7.3%
Real Estate	6.3%
Consumer Staples	3.9%
Information Technology	0.5%
Investment Company	0.3%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	5.8%
Novartis AG, Registered Shares	3.3%
TotalEnergies SE	2.9%
Rio Tinto Ltd.	2.4%
HSBC Holdings PLC	2.0%
Mercedes-Benz Group AG	1.8%
Hapag-Lloyd AG	1.5%
British American Tobacco PLC	1.4%
BP PLC	1.4%
Sanofi	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 0.01% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from positions in Financials and Industrials, entirely due to stock selection effects. Materials and Consumer Discretionary weighed on performance via negative allocation effects, due to overweighting the former when it lagged the market and underweighting the latter when it outperformed. Japan and Switzerland were the two greatest country contributors due to positive stock selection, while the Netherlands and Australia lagged. Australia was overweighted when it subsequently underperformed, resulting in a negative allocation effect, while the Netherlands’ adverse impact was due to a combination of stock selection and allocation effects. The Fund’s emphasis on companies paying large dividends in the developed international universe was generally positive, as it was heavily overweight the top two quintiles of dividend-paying companies, both of which outperformed and resulted in positive allocation effects.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,264.30	0.58%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio, actual and hypothetical expenses paid during the period would have been unchanged.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.01%	13.95%	2.01%	3.66%
Fund Market Price Returns	0.55%	14.27%	1.89%	3.62%
WisdomTree International High Dividend Index	0.26%	14.43%	2.31%	3.95%
MSCI EAFE Value Index	-0.31%	14.58%	1.75%	3.75%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.5%
Consumer Discretionary	10.8%
Materials	10.6%
Consumer Staples	10.1%
Health Care	10.0%
Industrials	9.9%
Energy	7.9%
Communication Services	7.6%
Utilities	5.1%
Information Technology	2.5%
Real Estate	1.8%
Investment Company	0.1%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	5.1%
Novartis AG, Registered Shares	2.3%
Nestle SA, Registered Shares	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.2%
Shell PLC	2.1%
TotalEnergies SE	2.0%
HSBC Holdings PLC	1.9%
Rio Tinto Ltd.	1.6%
Roche Holding AG	1.5%
Mercedes-Benz Group AG	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -0.05% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from positions in Financials, Communication Services, and Real Estate, owing to positive stock selection impacts in each. Health Care weighed on performance due to poor stock selection, while Materials hurt performance due to the allocation effect, resulting from overweighting a lagging sector. Japan and Germany contributed positively at the country level due to positive stock selection, while the Netherlands and Australia both detracted, due to underweighting the former when it outperformed and overweighting the latter when it underperformed. Within the international large cap space, overweighting the top two quintiles of dividend-payers was additive, resulting in positive allocation effects.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,260.50	0.49%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	0.49%	$2.47
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.48% and the actual and hypothetical expenses paid during the period would have been $2.73 and $2.44, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.05%	12.50%	2.70%	4.01%
Fund Market Price Returns	0.82%	12.73%	2.59%	3.99%
WisdomTree International LargeCap Dividend Index	0.11%	12.83%	2.94%	4.28%
MSCI EAFE Index	-1.38%	12.99%	3.52%	5.00%
MSCI EAFE Value Index	-0.31%	14.58%	1.75%	3.75%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	19.9%
Financials	17.8%
Materials	13.8%
Real Estate	12.1%
Consumer Discretionary	7.8%
Communication Services	6.3%
Utilities	6.2%
Consumer Staples	5.6%
Information Technology	4.3%
Energy	3.1%
Health Care	2.2%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
South32 Ltd.	1.4%
Nippon Yusen KK	1.2%
Mitsui OSK Lines Ltd.	0.9%
Power Assets Holdings Ltd.	0.9%
ICL Group Ltd.	0.8%
OCI NV	0.8%
Koninklijke KPN NV	0.7%
Randstad NV	0.7%
ACS Actividades de Construccion y Servicios SA	0.7%
Poste Italiane SpA	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -5.68% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in Industrials, Financials, and Consumer Staples, primarily due to positive stock selection. Communication Services and Utilities weighed on performance due to poorer stock selection. Japan and Switzerland contributed the most positively from a country standpoint, while the Netherlands and Australia detracted. All four were due to stock selection effects. Within the international midcap space, performance attribution by dividend quintiles was more mixed, owing to stock selection effects within each of the five quintiles.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,239.80	0.59%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	0.59%	$2.97
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $3.26 and $2.95, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-5.68%	11.34%	0.39%	4.50%
Fund Market Price Returns	-4.60%	11.80%	0.29%	4.50%
WisdomTree International MidCap Dividend Index	-5.58%	11.72%	0.77%	4.90%
MSCI EAFE Mid Cap Index	-6.23%	11.07%	1.46%	5.14%
MSCI EAFE Mid Cap Value Index	-4.65%	12.46%	0.60%	4.80%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree International Multifactor Fund (DWMF)

Sector Breakdown†

Sector	% of Net Assets
Industrials	17.8%
Consumer Staples	15.9%
Financials	14.5%
Communication Services	10.4%
Health Care	9.5%
Utilities	8.1%
Consumer Discretionary	6.9%
Energy	5.2%
Materials	4.8%
Real Estate	4.2%
Information Technology	2.4%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
National Grid PLC	2.2%
Novartis AG, Registered Shares	2.1%
Deutsche Telekom AG, Registered Shares	1.9%
ANZ Group Holdings Ltd.	1.8%
Toshiba Corp.	1.8%
Sanofi	1.7%
Swisscom AG, Registered Shares	1.5%
BHP Group Ltd.	1.5%
Jeronimo Martins SGPS SA	1.4%
TotalEnergies SE	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation by investing primarily in equity securities of developed countries, excluding the U.S. and Canada, with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund seeks to manage its currency risk by dynamically hedging currency fluctuations in the relative value of the applicable international currencies against the U.S. dollar, ranging from a 0% to 100% hedge.

The Fund returned 2.76% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its exposures to the Consumer Discretionary, Communication Services, and Financials sectors, primarily due to stock selection effects. The Fund was negatively impacted by its exposure to the Information Technology sector due to both allocation and stock selection effects, as well as its exposure to the Energy sector, primarily due to stock selection effects. In terms of country exposures, the Fund’s allocations to companies in France and Japan drove much of its returns. The Fund’s overexposure to companies with the highest dividend yields and underexposure to those with zero dividend yields were also major drivers of the Fund’s performance. The Fund also benefited from being currency-hedged during the period, as broad strength in the U.S. dollar versus most other developed market currencies would have otherwise weighed on Fund performance.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,168.90	0.39%	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	0.39%	$1.97
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.38% and the actual and hypothetical expenses paid during the period would have been $2.08 and $1.94, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	2.76%	9.70%	3.27%
Fund Market Price Returns	3.50%	9.59%	3.34%
MSCI EAFE Local Currency Index	3.84%	14.63%	5.70%
MSCI EAFE Index	-1.38%	12.99%	4.13%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	20.9%
Consumer Staples	18.9%
Health Care	18.3%
Industrials	14.7%
Information Technology	11.7%
Financials	4.7%
Communication Services	3.6%
Materials	2.6%
Utilities	2.1%
Energy	1.1%
Real Estate	1.0%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	6.2%
Unilever PLC	4.4%
Nestle SA, Registered Shares	4.0%
Novartis AG, Registered Shares	4.0%
Industria de Diseno Textil SA	3.9%
GSK PLC	3.8%
Novo Nordisk A/S, Class B	3.1%
L’Oreal SA	3.0%
SAP SE	2.9%
ASML Holding NV	2.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -4.85% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from positions in Real Estate, Communication Services, and Consumer Discretionary. Real Estate’s impact was a result of the allocation effect, where the sector was underweighted and subsequently underperformed the market. The latter two sectors contributed positively due to strong stock selection. Materials was a headwind, as the Fund was overweight and underperforming sector, resulting in a negative allocation effect that was compounded by poor stock selection. Spain and France were positive contributors at the country level, while Switzerland and the United Kingdom detracted. All four countries’ effects were a result of stock selection. Despite quality stocks being rewarded in the U.S. last year, high-quality stocks elsewhere did not have as much success during the period. The performance picture among quintiles ranked by return-on-equity was mixed for the Fund, ultimately due to stock selection effects within each. Lastly, local currency effects also weighed on the Fund, as most currencies in the developed market universe weakened versus the U.S. dollar for much of the fiscal year. During a period where the U.S. dollar steadily trended higher, hedging foreign currency exposures would have been additive.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,283.90	0.43%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.43%	$2.17
1

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.42% and the actual and hypothetical expenses paid during the period would have been $2.39 and $2.12, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-4.85%	12.55%	4.79%	6.95%
Fund Market Price Returns	-3.59%	13.07%	4.66%	7.06%
WisdomTree International Quality Dividend Growth Index	-4.83%	12.95%	5.15%	7.31%
MSCI EAFE Index	-1.38%	12.99%	3.52%	6.62%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.9%
Consumer Discretionary	13.4%
Materials	13.1%
Financials	13.1%
Real Estate	10.9%
Information Technology	7.1%
Consumer Staples	5.7%
Communication Services	3.7%
Health Care	3.6%
Utilities	2.0%
Energy	2.0%
Investment Company	0.3%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
D/S Norden A/S	0.9%
SSAB AB, Class A	0.8%
Sims Ltd.	0.6%
Coface SA	0.6%
Azimut Holding SpA	0.6%
Charter Hall Long Wale REIT	0.6%
NOS SGPS SA	0.6%
Sydbank A/S	0.5%
Deterra Royalties Ltd.	0.5%
VGP NV	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -7.23% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in Materials, Communication Services, and Industrials, all of which were entirely due to positive stock selection. Utilities and Consumer Staples were a slight drag on performance also due to negative stock selection. At the country-level, Japan and France were additive due to stock selection, while Israel and Australia weighed on performance due to stock selection and allocation effects, respectively. When analyzing performance by dividend quintiles, a combination of allocation and stock selection effects positively contributed to performance within the top two quintiles, representing overweights to larger payers.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,201.10	0.58%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio, actual and hypothetical expenses paid during the period would have been unchanged.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-7.23%	12.20%	-0.63%	4.54%
Fund Market Price Returns	-6.04%	12.62%	-0.77%	4.56%
WisdomTree International SmallCap Dividend Index	-6.99%	13.15%	0.33%	5.28%
MSCI EAFE Small Cap Index	-9.83%	12.07%	0.87%	5.86%
MSCI EAFE Small Cap Value Index	-7.08%	13.44%	0.49%	5.32%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.7%
Materials	16.3%
Consumer Discretionary	16.2%
Information Technology	12.8%
Financials	9.2%
Consumer Staples	7.2%
Health Care	4.7%
Communication Services	2.1%
Real Estate	1.8%
Energy	1.4%
Utilities	0.8%
Investment Company	0.2%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Kobe Steel Ltd.	1.1%
Cosmo Energy Holdings Co. Ltd.	0.9%
Seven Bank Ltd.	0.6%
Nippon Steel Trading Corp.	0.6%
Nippon Electric Glass Co. Ltd.	0.6%
Aozora Bank Ltd.	0.6%
Tokyo Seimitsu Co. Ltd.	0.6%
Konica Minolta, Inc.	0.5%
K’s Holdings Corp.	0.5%
Tokyo Ohka Kogyo Co. Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the Japanese equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 3.62% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Real Estate, Information Technology and Industrials sectors, due to a combination of allocation and stock selection effects in Real Estate and primarily stock selection in the latter two. Consumer Discretionary had a negative impact on performance for the fiscal year, due to poor stock selection, while Consumer Staples also weighed on performance but was relatively modest. The Fund received strong performance contributions by overweighting the higher dividend-paying companies in the Japanese small cap universe while also benefitting from underweighting lower dividend-payers and avoiding non-payers altogether.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,193.90	0.58%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.62%	7.27%	-1.23%	5.35%
Fund Market Price Returns	5.33%	7.96%	-1.38%	5.37%
WisdomTree Japan SmallCap Dividend Index	3.94%	7.61%	-0.82%	5.98%
MSCI Japan Small Cap Index	-1.43%	6.07%	-1.34%	5.36%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Allocation Effect measures an investment manager’s ability to effectively allocate a portfolio’s assets to various segments. A segment refers to assets or securities that are grouped within a certain classification such as sectors, industries, or countries. The allocation effect determines whether the overweighting or underweighting of segments relative to a benchmark contributes positively or negatively to the overall portfolio return. Positive allocation occurs when the portfolio is overweighted in a segment that outperforms the benchmark and underweighted in a segment that underperforms the benchmark. Negative allocation occurs when the portfolio is overweighted in a segment that underperforms the benchmark and underweighted in a segment that outperforms the benchmark.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets, excluding the U.S. and Canada.

The MSCI EAFE Mid Cap Value Index captures mid cap securities exhibiting overall value style characteristics across Developed Markets countries, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Value Index captures small cap securities exhibiting overall value style characteristics across Developed Markets countries, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of the “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within developed market European countries.

The MSCI Europe Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of “small” stocks within developed market

European countries.

The MSCI Japan Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

WisdomTree Trust	15

Description of Terms and Indexes (unaudited) (continued)

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

Selection Effect measures an investment manager’s ability to select securities within a given segment relative to a benchmark. The over or underperformance of the portfolio is weighted by the benchmark weight, therefore, selection is not affected by the investment manager’s allocation to the segment. The weight of the segment in the portfolio determines the size of the effect—the larger the segment, the larger the effect is, positive or negative. A positive selection effect occurs when the portfolio return is greater than the benchmark return. Thus, the investment manager made good decisions in selecting securities that, as a whole, outperformed similar securities in the benchmark. A negative selection effect occurs when the portfolio return is less than the benchmark return. Thus, the investment manager made poor decisions in selecting securities that, as a whole, underperformed similar securities in the benchmark.

Volatility is a statistical measure of the dispersion of returns for a given security or market index around a particular average level. If the price stays relatively stable, the security has low volatility. A highly volatile security hits new highs and lows quickly, moves erratically, and has rapid increases and dramatic falls.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Equity Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or

16	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	JPY	Japanese yen
CHF	Swiss franc	NOK	Norwegian krone
DKK	Danish krone	NZD	New Zealand dollar
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
HKD	Hong Kong dollar	USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	17

Schedule of Investments

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.4%

Austria – 0.4%

EVN AG	3,272	$72,697

Oesterreichische Post AG	2,337	86,454

Verbund AG	1,152	100,127

Total Austria		259,278

Belgium – 0.8%

D’ieteren Group	363	70,555

Etablissements Franz Colruyt NV(a)	2,156	63,057

Melexis NV	863	99,761

UCB SA	1,425	127,633

VGP NV	1,028	91,807

Warehouses De Pauw CVA	3,250	96,466

Total Belgium		549,279

China – 0.4%

Prosus NV*	3,487	272,541

Denmark – 3.5%

Alm Brand A/S	26,705	49,932

Chr Hansen Holding A/S	1,057	80,317

Coloplast A/S, Class B	1,842	242,267

Dfds A/S	1,184	47,971

Novo Nordisk A/S, Class B	10,135	1,604,974

Novozymes A/S, Class B	1,601	81,935

Pandora A/S	2,012	192,322

Royal Unibrew A/S	739	64,452

Scandinavian Tobacco Group A/S(b)	2,256	44,814

SimCorp A/S	470	35,562

Total Denmark		2,444,546

Finland – 2.9%

Elisa Oyj	3,561	214,953

Fortum Oyj*	34,678	531,796

Kone Oyj, Class B	9,899	516,229

Konecranes Oyj	2,334	78,203

Metso Outotec Oyj	13,739	149,864

Neste Oyj	6,571	324,328

Sanoma Oyj	3,393	29,896

Valmet Oyj	4,981	161,482

Total Finland		2,006,751

France – 23.4%

Air Liquide SA	5,208	872,499

Airbus SE	5,666	758,890

BioMerieux	588	61,967

Bollore SE(a)	18,572	114,810

Bouygues SA	12,056	407,224

Bureau Veritas SA	5,079	146,064

Capgemini SE	1,204	223,356

Carrefour SA	8,810	178,319

Danone SA	9,812	610,939

Dassault Aviation SA	737	146,210

Dassault Systemes SE	3,284	135,134

Eurazeo SE	1,326	94,361

Gaztransport Et Technigaz SA	600	61,406

Hermes International	312	631,845

Kering SA	1,594	1,039,081

L’Oreal SA	2,810	1,255,515

La Francaise des Jeux SAEM(b)	3,757	156,700

LVMH Moet Hennessy Louis Vuitton SE	4,544	4,168,658

Metropole Television SA(a)	6,052	98,299

Remy Cointreau SA	233	42,528

Rubis SCA	4,505	120,746

Sanofi	21,114	2,299,436

Sartorius Stedim Biotech	178	54,535

Schneider Electric SE	6,134	1,024,167

Societe BIC SA	752	47,468

Sodexo SA	1,038	101,564

Sopra Steria Group SACA	333	69,934

Teleperformance	362	87,193

Thales SA	2,396	354,937

Veolia Environnement SA	15,256	470,727

Verallia SA(b)	2,289	97,735

Vivendi SE	16,212	163,806

Wendel SE	854	90,324

Total France		16,186,377

Georgia – 0.1%

Bank of Georgia Group PLC	1,611	54,778

Germany – 10.5%

adidas AG	3,328	588,565

Bechtle AG	1,016	48,558

Beiersdorf AG	718	93,570

Carl Zeiss Meditec AG, Bearer Shares	377	52,428

Deutsche Telekom AG, Registered Shares	88,256	2,143,046

Fielmann AG	2,102	87,649

Hannover Rueck SE	2,158	422,841

Hella GmbH & Co. KGaA	509	44,323

Henkel AG & Co. KGaA	3,167	230,533

MTU Aero Engines AG	365	91,445

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	2,930	1,026,614

Puma SE	1,620	100,076

Rheinmetall AG	457	135,844

SAP SE	12,206	1,539,096

Scout24 SE(b)	772	45,879

Siemens Healthineers AG(b)	8,278	476,842

Stroeer SE & Co. KGaA	1,478	78,137

Symrise AG	701	76,312

Total Germany		7,281,758

Ireland – 0.2%

Glanbia PLC	3,008	43,661

Kerry Group PLC, Class A	698	69,646

Total Ireland		113,307

Israel – 0.1%

Plus500 Ltd.	2,965	62,030

Italy – 2.3%

Azimut Holding SpA	6,265	134,090

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2023

Investments	Shares	Value

Banca Generali SpA(a)	4,094	$130,680

Banca Mediolanum SpA	23,454	212,975

BPER Banca	25,480	62,923

Buzzi Unicem SpA	2,798	67,972

De’ Longhi SpA	3,999	91,500

Enav SpA(b)	8,803	36,879

Ferrari NV	694	187,971

FinecoBank Banca Fineco SpA	8,835	135,727

Italgas SpA	25,536	156,058

Leonardo SpA	5,538	65,101

Moncler SpA	2,015	139,102

RAI Way SpA(b)	8,466	50,956

Recordati Industria Chimica e Farmaceutica SpA	2,527	106,963

Total Italy		1,578,897

Netherlands – 5.6%

Aegon NV	48,617	208,692

ASM International NV	238	96,164

ASML Holding NV	2,108	1,431,856

BE Semiconductor Industries NV	2,595	225,829

Euronext NV(b)	1,733	132,889

Heineken Holding NV	2,436	223,769

Heineken NV	3,344	359,894

Koninklijke KPN NV	106,194	375,659

SBM Offshore NV	6,736	100,078

Universal Music Group NV	18,992	480,872

Wolters Kluwer NV	2,020	255,345

Total Netherlands		3,891,047

Norway – 0.6%

Austevoll Seafood ASA	4,786	42,910

Gjensidige Forsikring ASA	10,088	165,001

Kongsberg Gruppen ASA	1,274	51,432

Leroy Seafood Group ASA	12,014	62,289

Salmar ASA	2,779	120,945

Total Norway		442,577

Portugal – 0.3%

Jeronimo Martins SGPS SA	8,443	198,318

Spain – 3.6%

Cie Automotive SA	2,063	59,396

Ferrovial SA	9,524	280,310

Industria de Diseno Textil SA	60,512	2,031,466

Laboratorios Farmaceuticos Rovi SA	672	28,094

Unicaja Banco SA(a)(b)	43,477	46,669

Viscofan SA	656	47,039

Total Spain		2,492,974

Sweden – 5.5%

Alfa Laval AB	4,824	171,987

Assa Abloy AB, Class B	9,389	224,821

Atlas Copco AB, Class A	23,688	300,487

Atlas Copco AB, Class B	16,574	190,489

Avanza Bank Holding AB(a)	3,618	84,784

Axfood AB	2,348	57,333

Bilia AB, Class A	3,393	41,883

Elekta AB, Class B(a)	7,156	54,573

Epiroc AB, Class A(a)	5,381	106,794

Epiroc AB, Class B	5,851	99,562

Essity AB, Class B(a)	7,510	214,664

Evolution AB(b)	1,660	222,229

Hexagon AB, Class B	15,400	176,506

Hexpol AB	9,781	121,207

Husqvarna AB, Class B(a)	12,731	110,299

Indutrade AB(a)	2,655	56,354

Investment AB Latour, Class B	5,793	117,653

Loomis AB	1,290	44,163

Nibe Industrier AB, Class B	5,345	60,720

Nordnet AB publ	5,497	90,516

Saab AB, Class B	899	54,705

Sagax AB, Class B	1,845	42,488

Sandvik AB	16,669	353,327

Securitas AB, Class B	11,226	99,902

SKF AB, Class B	9,449	185,890

Sweco AB, Class B	4,765	60,427

Telefonaktiebolaget LM Ericsson, Class B(a)	64,585	377,437

Thule Group AB(a)(b)	3,558	87,393

Total Sweden		3,808,593

Switzerland – 20.4%

ABB Ltd., Registered Shares	30,198	1,036,956

BKW AG	732	115,223

Clariant AG, Registered Shares*	4,003	66,209

Coca-Cola HBC AG*	4,137	113,199

DKSH Holding AG	1,010	81,426

Galenica AG(b)	715	60,539

Geberit AG, Registered Shares	495	275,906

Georg Fischer AG, Registered Shares	953	73,962

Givaudan SA, Registered Shares	99	322,179

Landis & Gyr Group AG*	680	52,142

Logitech International SA, Registered Shares	1,766	102,649

Lonza Group AG, Registered Shares	203	121,638

Nestle SA, Registered Shares	20,653	2,519,822

Novartis AG, Registered Shares	33,491	3,070,665

Partners Group Holding AG	503	471,754

Roche Holding AG	6,700	1,913,814

Roche Holding AG, Bearer Shares	918	276,340

Schindler Holding AG, Participation Certificate	350	77,429

Schindler Holding AG, Registered Shares	1,058	223,517

SFS Group AG	568	73,615

SGS SA, Registered Shares	137	301,578

SIG Group AG*	4,438	114,259

Sika AG, Registered Shares	1,013	283,314

Sonova Holding AG, Registered Shares	520	152,889

Stadler Rail AG(a)	1,645	64,284

Straumann Holding AG, Registered Shares(a)	568	84,776

Sulzer AG, Registered Shares	1,000	84,779

Temenos AG, Registered Shares	582	40,314

VAT Group AG(a)(b)	407	146,218

Zurich Insurance Group AG	3,772	1,807,240

Total Switzerland		14,128,635

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2023

Investments	Shares	Value

United Kingdom – 16.0%

Airtel Africa PLC(b)	70,269	$92,532

Ashtead Group PLC	3,604	220,937

Auto Trader Group PLC(b)	7,878	60,022

BAE Systems PLC	50,586	614,587

Beazley PLC	6,702	49,513

British American Tobacco PLC	56,808	1,995,174

Burberry Group PLC	5,318	170,041

CNH Industrial NV	15,184	232,273

Compass Group PLC	11,750	295,360

Computacenter PLC	2,519	66,590

Croda International PLC	1,113	89,423

Diageo PLC	17,157	766,666

Diploma PLC	1,522	52,881

Drax Group PLC	8,440	63,396

Dunelm Group PLC	4,999	68,300

Fresnillo PLC	12,893	118,924

Games Workshop Group PLC	829	98,812

Greggs PLC	1,637	56,148

Halma PLC	1,909	52,613

Hargreaves Lansdown PLC	11,703	115,674

Howden Joinery Group PLC	11,658	100,613

IMI PLC	3,114	59,064

Imperial Brands PLC	24,685	568,926

Intertek Group PLC	2,296	115,060

Investec PLC	20,153	112,032

ITV PLC	146,211	149,688

Next PLC	2,444	198,598

Ninety One PLC(a)	26,691	61,120

Pagegroup PLC	16,941	95,601

Pearson PLC	8,165	85,247

Pets at Home Group PLC	11,061	50,466

Reckitt Benckiser Group PLC	7,834	596,485

RELX PLC	21,843	707,064

Rentokil Initial PLC	13,430	98,238

Rightmove PLC	8,385	58,370

Rotork PLC	9,263	36,055

RS Group PLC	5,221	59,003

Sage Group PLC	14,218	136,244

Segro PLC	18,346	174,122

Smith & Nephew PLC	12,140	168,418

Spectris PLC	1,633	73,880

Spirax-Sarco Engineering PLC	507	74,317

Tate & Lyle PLC	5,814	56,403

TBC Bank Group PLC	2,238	61,985

Unilever PLC	36,355	1,883,452

Victrex PLC	1,236	24,345

Total United Kingdom		11,084,662

United States – 2.8%

GSK PLC	109,484	1,934,459
TOTAL COMMON STOCKS (Cost: $62,090,438)		68,790,807

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%

United States – 1.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $1,121,606)	1,121,606	1,121,606

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $63,212,044)		69,912,413

Other Assets less Liabilities – (1.0)%		(671,715)

NET ASSETS – 100.0%		$69,240,698

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,436,515 and the total market value of the collateral held by the Fund was $1,512,492. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $390,886.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$68,790,807	$—	$—	$68,790,807
Investment of Cash Collateral for Securities Loaned	—	1,121,606	—	1,121,606
Total Investments in Securities	$68,790,807	$1,121,606	$—	$69,912,413

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 98.9%

Austria – 1.8%

AT&S Austria Technologie & Systemtechnik AG	23,926	$736,941

Lenzing AG	33,790	2,551,424

S IMMO AG	35,303	509,354

Schoeller-Bleckmann Oilfield Equipment AG	6,574	423,540

Semperit AG Holding	11,331	305,302

Total Austria		4,526,561

Belgium – 1.7%

Bekaert SA	47,421	2,143,254

Deceuninck NV	524	1,429

Fagron	28,754	491,402

Recticel SA	28,458	529,938

Xior Student Housing NV(a)	31,523	1,061,693

Total Belgium		4,227,716

Denmark – 6.6%

Cementir Holding NV	56,279	482,429

Chemometec A/S*	2,653	151,754

D/S Norden A/S	70,301	4,728,737

Dfds A/S	43,463	1,760,947

FLSmidth & Co. A/S	21,123	807,761

Matas A/S	31,311	384,506

Per Aarsleff Holding A/S	13,560	583,413

Scandinavian Tobacco Group A/S(b)	90,708	1,801,843

Schouw & Co. A/S	11,575	970,696

Spar Nord Bank A/S	100,943	1,592,934

Sydbank A/S	73,633	3,316,226

Total Denmark		16,581,246

Finland – 5.7%

Aktia Bank Oyj	22,300	231,376

Caverion Oyj	55,739	518,979

Citycon Oyj(a)	187,701	1,283,725

Harvia Oyj	19,547	465,512

Kamux Corp.(a)	49,115	278,011

Kemira Oyj	59,610	1,050,460

Konecranes Oyj	94,109	3,153,227

Lassila & Tikanoja Oyj(a)	13,649	149,772

Marimekko Oyj	34,789	368,894

Musti Group Oyj*	21,600	378,059

Outokumpu Oyj(a)	449,540	2,452,758

Puuilo Oyj	93,817	684,953

Rovio Entertainment Oyj(b)	44,368	376,229

Terveystalo Oyj(a)(b)	62,199	474,384

Tokmanni Group Corp.(a)	112,377	1,551,789

Uponor Oyj	51,101	945,483

Total Finland		14,363,611

France – 4.4%

Beneteau SA	46,737	781,972

Coface SA	148,698	2,108,266

Derichebourg SA	214,716	1,259,702

Etablissements Maurel et Prom SA	246,075	921,015

Fnac Darty SA	43,730	1,614,405

Lectra	13,652	539,151

LISI(a)	15,319	406,097

Maisons du Monde SA(a)(b)	64,803	697,364

Mersen SA	13,869	618,540

Quadient SA	28,691	523,055

Television Francaise 1(a)	173,400	1,532,556

Total France		11,002,123

Georgia – 0.8%

Bank of Georgia Group PLC	60,090	2,043,203

Germany – 8.0%

7C Solarparken AG	80,122	329,044

AURELIUS Equity Opportunities SE & Co. KGaA	36,679	591,771

BayWa AG	13,364	590,210

Bilfinger SE	31,915	1,355,755

Cliq Digital AG	10,501	334,278

CropEnergies AG	57,002	699,807

Deutz AG	103,731	673,374

Duerr AG	27,866	1,000,286

Energiekontor AG	4,750	342,666

Gerresheimer AG	16,885	1,672,120

GFT Technologies SE	6,736	261,996

Hamborner REIT AG	40,277	319,878

Hamburger Hafen und Logistik AG	37,267	460,762

Hornbach Holding AG & Co. KGaA	14,045	1,123,839

Instone Real Estate Group SE(b)	77,943	660,513

Jenoptik AG	15,250	518,921

JOST Werke AG(b)	8,094	427,815

Kloeckner & Co. SE	249,554	2,685,522

Mutares SE & Co. KGaA	15,749	335,708

SAF-Holland SE	58,616	748,279

Salzgitter AG	52,004	2,056,591

Varta AG(a)	73,963	2,029,017

Wacker Neuson SE	22,582	473,265

Wuestenrot & Wuerttembergische AG	16,307	285,594

Total Germany		19,977,011

Ireland – 0.3%

Kenmare Resources PLC	63,331	367,645

Origin Enterprises PLC	66,330	297,625

Total Ireland		665,270

Italy – 6.5%

Alerion Cleanpower SpA(a)	25,880	830,867

Anima Holding SpA(b)	468,325	1,906,008

Ariston Holding NV	44,685	492,762

Banca Popolare di Sondrio SpA	263,957	1,122,441

Cairo Communication SpA(a)	142,299	289,103

Danieli & C. Officine Meccaniche SpA(a)	4,784	127,081

Danieli & C. Officine Meccaniche SpA, RSP	29,195	579,822

El.En. SpA	31,175	407,457

Esprinet SpA(a)	94,070	942,306

Maire Tecnimont SpA(a)	338,388	1,455,125

MARR SpA	41,886	602,513

OVS SpA(b)	148,679	389,293

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2023

Investments	Shares	Value

Piaggio & C. SpA	221,472	$946,111

RAI Way SpA(b)	102,296	615,713

Salcef Group SpA(a)	27,685	646,685

Sanlorenzo SpA(a)	16,688	725,227

SOL SpA	15,095	405,079

Technogym SpA(a)(b)	116,188	1,034,475

Unieuro SpA(a)(b)	41,712	492,153

Webuild SpA(a)	626,077	1,428,423

Zignago Vetro SpA	39,218	765,247

Total Italy		16,203,891

Netherlands – 2.4%

AMG Advanced Metallurgical Group NV	18,281	778,964

Brunel International NV	25,460	353,508

Corbion NV	31,893	1,047,820

ForFarmers NV(a)	129,560	458,175

Heijmans NV, CVA	49,056	673,673

Ordina NV	150,288	973,151

RHI Magnesita NV	52,536	1,455,062

Sligro Food Group NV	24,369	417,257

Total Netherlands		6,157,610

Norway – 5.9%

ABG Sundal Collier Holding ASA	348,050	202,720

Atea ASA*	46,805	572,041

Austevoll Seafood ASA	206,450	1,850,995

Bonheur ASA	13,520	300,140

Borregaard ASA	46,695	779,357

DNO ASA	1,328,597	1,302,832

Europris ASA(b)	171,073	1,186,702

Grieg Seafood ASA	128,891	1,006,086

Kid ASA(b)	22,912	185,736

MPC Container Ships ASA	1,764,235	2,810,654

OKEA ASA(a)	190,259	573,151

SpareBank 1 Nord Norge(a)	86,389	726,707

SpareBank 1 SMN(a)	90,796	1,071,544

Sparebanken Vest	42,231	370,974

TGS ASA	101,213	1,812,984

Total Norway		14,752,623

Peru – 0.2%

Hochschild Mining PLC	623,376	651,303

Portugal – 1.9%

Altri SGPS SA(a)	215,105	1,109,144

Corticeira Amorim SGPS SA(a)	41,885	455,059

CTT – Correios de Portugal SA(a)	135,440	531,943

Mota-Engil SGPS SA(a)	304,561	525,454

Sonae SGPS SA	1,939,159	2,117,333

Total Portugal		4,738,933

Spain – 3.6%

Applus Services SA	74,033	578,717

Construcciones y Auxiliar de Ferrocarriles SA	28,202	784,386

Ence Energia y Celulosa SA(a)	442,921	1,650,555

Ercros SA	91,616	433,480

Faes Farma SA	184,550	631,589

Global Dominion Access SA(b)	69,276	271,706

Indra Sistemas SA(a)	76,012	1,028,161

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	455,692	491,373

Neinor Homes SA(a)(b)	54,638	537,815

Pharma Mar SA(a)	5,303	254,771

Sacyr SA(a)	673,273	2,165,173

Talgo SA(a)(b)	73,184	248,471

Total Spain		9,076,197

Sweden – 15.8%

AcadeMedia AB(b)	98,736	491,321

AddLife AB, Class B	46,987	425,031

AddNode Group AB	30,363	365,133

AFRY AB	85,282	1,535,472

Akelius Residential Property AB, Class D(a)	158,934	318,756

Ambea AB(b)	78,507	274,824

Beijer Alma AB(a)	17,537	349,233

Betsson AB, Class B*	150,935	1,435,182

Bilia AB, Class A	60,078	741,593

BioGaia AB, Class B	22,214	196,379

Biotage AB	13,732	175,067

Bufab AB	12,844	342,480

Catena AB	23,344	864,463

Clas Ohlson AB, Class B(a)	134,644	1,001,109

Cloetta AB, Class B	393,994	831,337

Coor Service Management Holding AB(b)	74,799	477,162

Corem Property Group AB, Class B(a)	1,242,456	866,881

Dios Fastigheter AB	151,157	1,003,627

Electrolux Professional AB, Class B	70,162	366,726

Ferronordic AB*(a)	12,821	105,342

G5 Entertainment AB(a)	8,964	185,166

GARO AB	11,613	85,729

Granges AB	85,313	812,442

HMS Networks AB	12,944	528,518

Instalco AB(a)	88,234	425,277

Inwido AB	78,134	830,351

JM AB(a)	147,918	2,450,667

KNOW IT AB	17,046	339,291

Lagercrantz Group AB, Class B	72,014	900,735

Lindab International AB	56,015	856,737

Medicover AB, Class B(a)	17,169	278,160

MEKO AB	42,820	509,981

MIPS AB(a)	9,461	477,724

Munters Group AB(b)	42,103	387,957

Mycronic AB	36,319	892,428

NCC AB, Class B(a)	135,074	1,197,092

New Wave Group AB, Class B	33,211	569,448

Nolato AB, Class B	178,887	906,550

Nordic Waterproofing Holding AB	18,327	287,730

Paradox Interactive AB	15,159	377,895

Peab AB, Class B	386,164	1,930,904

Platzer Fastigheter Holding AB, Class B	34,449	267,099

Ratos AB, Class B(a)	181,956	554,841

Rvrc Holding AB(a)	76,319	238,903

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2023

Investments	Shares	Value

Sagax AB, Class D(a)	220,841	$557,983

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	626,715	973,052

Skandinaviska Enskilda Banken AB, Class C*(a)	24,521	314,034

SkiStar AB(a)	30,161	362,413

SSAB AB, Class A	1,074,539	7,921,054

Svenska Handelsbanken AB, Class B(a)	40,655	435,972

Troax Group AB	24,746	514,271

Vitec Software Group AB, Class B	224	11,524

Total Sweden		39,549,046

Switzerland – 3.9%

Arbonia AG	35,461	423,878

Ascom Holding AG, Registered Shares(a)	32,108	283,280

Comet Holding AG, Registered Shares	4,366	1,209,127

Huber + Suhner AG, Registered Shares	14,804	1,268,845

Landis & Gyr Group AG*	28,117	2,155,980

Medmix AG(b)	28,951	604,658

Mobilezone Holding AG, Registered Shares	81,796	1,335,883

Swissquote Group Holding SA, Registered Shares	7,236	1,412,270

u-blox Holding AG*	3,239	453,116

Zehnder Group AG	6,952	566,936

Total Switzerland		9,713,973

United Kingdom – 29.3%

AG Barr PLC	94,848	591,065

AJ Bell PLC	174,940	746,683

Alliance Pharma PLC(a)	296,968	253,358

Ashmore Group PLC	771,647	2,276,490

Bloomsbury Publishing PLC	66,145	364,761

Bodycote PLC	130,395	1,052,006

Bytes Technology Group PLC	102,910	494,212

Central Asia Metals PLC	197,748	578,256

Chemring Group PLC	133,215	457,904

Chesnara PLC	91,693	340,121

Clarkson PLC	15,120	577,679

Close Brothers Group PLC	173,344	1,931,124

CLS Holdings PLC	454,670	755,566

CMC Markets PLC(b)	292,108	634,949

Coats Group PLC	988,882	901,132

Concentric AB	11,719	239,589

Craneware PLC	12,416	176,545

Cranswick PLC	43,224	1,605,467

Crest Nicholson Holdings PLC	372,338	1,005,464

Currys PLC	1,088,540	790,731

Devro PLC	111,090	450,532

DFS Furniture PLC	350,930	590,982

DiscoverIE Group PLC	26,803	255,514

Diversified Energy Co. PLC	2,029,123	2,373,428

Domino’s Pizza Group PLC	407,043	1,442,424

EMIS Group PLC	24,373	452,040

Empiric Student Property PLC	705,866	788,110

Essentra PLC	178,244	426,234

FDM Group Holdings PLC	67,666	606,576

Fevertree Drinks PLC	39,471	626,642

Firstgroup PLC	206,131	264,811

Forterra PLC(b)	373,920	918,194

Gamma Communications PLC	25,250	337,180

Genuit Group PLC	173,356	598,025

Great Portland Estates PLC	120,441	755,021

Halfords Group PLC	215,225	465,169

Hammerson PLC	1,833,844	591,579

Helical PLC	57,609	213,692

Hill & Smith PLC	47,822	793,518

Hilton Food Group PLC	68,207	583,595

Hollywood Bowl Group PLC	84,407	243,171

Hunting PLC	111,384	325,021

I3 Energy PLC(a)	1,580,379	357,984

Ibstock PLC(b)	669,681	1,428,347

Impax Asset Management Group PLC	86,140	849,932

IntegraFin Holdings PLC	285,158	959,028

Jadestone Energy PLC	400,139	336,431

James Halstead PLC(a)	109,949	248,782

Keller Group PLC	39,099	328,256

Learning Technologies Group PLC	178,031	283,963

Liontrust Asset Management PLC	120,922	1,528,033

Lok’nStore Group PLC(a)	20,570	185,667

Mitie Group PLC	624,901	632,035

MJ Gleeson PLC(a)	56,938	304,132

Moneysupermarket.com Group PLC	678,918	2,090,226

Morgan Advanced Materials PLC	207,992	727,796

Morgan Sindall Group PLC	44,916	938,565

Mortgage Advice Bureau Holdings Ltd.	17,252	158,278

NCC Group PLC	148,269	187,360

Next Fifteen Communications Group PLC	28,876	299,197

Ninety One PLC(a)	758,389	1,736,639

Oxford Instruments PLC	10,568	327,323

Pagegroup PLC	494,904	2,792,822

Pan African Resources PLC	2,053,710	421,018

PayPoint PLC	63,208	355,599

Pets at Home Group PLC	416,201	1,898,917

Premier Foods PLC	214,973	324,280

PZ Cussons PLC	269,055	616,111

Quilter PLC(b)	1,674,086	1,744,118

Redde Northgate PLC	264,176	1,128,543

Redrow PLC	531,870	3,131,637

Restore PLC(a)	60,110	200,672

RWS Holdings PLC	264,384	977,424

Savills PLC	118,741	1,455,694

Serica Energy PLC	437,759	1,198,907

Shaftesbury Capital PLC	295,576	419,188

Smart Metering Systems PLC	94,401	866,078

Speedy Hire PLC	580,233	241,415

Spirent Communications PLC	256,522	549,667

SThree PLC	77,903	401,186

TBC Bank Group PLC	32,341	895,732

Telecom Plus PLC	64,465	1,506,477

TP ICAP Group PLC	810,708	1,805,322

TT Electronics PLC	106,903	247,441

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2023

Investments	Shares	Value

Tyman PLC	229,578	$682,687

Vertu Motors PLC	490,596	362,745

Vesuvius PLC	249,746	1,277,808

VIDENDUM PLC	33,018	361,302

Volex PLC(a)	41,724	111,434

Volution Group PLC	71,989	383,192

Watkin Jones PLC	485,995	533,607

Wickes Group PLC	511,515	874,064

Wincanton PLC	116,792	311,920

Workspace Group PLC	203,275	1,097,850

XPS Pensions Group PLC	174,156	344,536

YouGov PLC	15,753	177,247

Total United Kingdom		73,479,174

United States – 0.1%

PolyPeptide Group AG*(a)(b)	8,522	172,670
TOTAL COMMON STOCKS (Cost: $247,652,688)		247,882,161

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International MidCap Dividend Fund(c) (Cost: $61,960)	1,100	64,306

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.7%

United States – 11.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d)
(Cost: $29,380,946)	29,380,946	$29,380,946

TOTAL INVESTMENTS IN SECURITIES – 110.6% (Cost: $277,095,594)		277,327,413

Other Assets less Liabilities – (10.6)%		(26,530,095)

NET ASSETS – 100.0%		$250,797,318

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $34,250,422 and the total market value of the collateral held by the Fund was $36,261,394. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,880,448.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree International MidCap Dividend Fund	$1,141,154	$9,125,044	$9,892,178	$(321,495)	$11,781	$64,306	$72,655

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	4/3/2023	488,225	NOK	43,000	EUR	$—	$(100)
Standard Chartered Bank	4/3/2023	968,979	NOK	75,000	GBP	—	(213)
Standard Chartered Bank	4/3/2023	191,862	NOK	190,000	SEK	—	(4)
Standard Chartered Bank	4/3/2023	872,054	NOK	83,500	USD	—	(234)
UBS AG	4/3/2023	97,214	NOK	8,500	CHF	—	(22)
						$—	$(573)

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$247,882,161	$—	$—	$247,882,161
Exchange-Traded Fund	64,306	—	—	64,306
Investment of Cash Collateral for Securities Loaned	—	29,380,946	—	29,380,946
Total Investments in Securities	$247,946,467	$29,380,946	$—	$277,327,413
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(573)	$—	$(573)
Total – Net	$247,946,467	$29,380,373	$—	$277,326,840
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments

WisdomTree International AI Enhanced Value Fund (AIVI)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 95.3%

Australia – 7.8%

APA Group	27,208	$184,412

ASX Ltd.(a)	4,153	180,851

Aurizon Holdings Ltd.	825,791	1,858,328

Lendlease Corp. Ltd.	36,983	179,083

Lottery Corp. Ltd.	63,205	216,738

National Australia Bank Ltd.	15,793	293,205

Sonic Healthcare Ltd.	65,192	1,521,196

Transurban Group	147,493	1,403,713

Woolworths Group Ltd.(a)	8,206	208,297

Total Australia		6,045,823

Belgium – 2.6%

Ageas SA/NV	4,204	182,058

Groupe Bruxelles Lambert NV	21,338	1,819,839

Total Belgium		2,001,897

Finland – 0.2%

Sampo Oyj, Class A	3,903	184,373

France – 4.8%

Arkema SA	3,806	375,461

Danone SA	3,560	221,661

Eiffage SA	1,803	195,378

Orange SA	16,648	198,091

Publicis Groupe SA	24,779	1,932,400

Societe Generale SA	6,576	148,498

Valeo	14,909	306,302

Vinci SA	1,666	191,356

Vivendi SE	18,431	186,226

Total France		3,755,373

Germany – 4.1%

HeidelbergCement AG	34,041	2,487,533

Mercedes-Benz Group AG	9,365	720,159

Total Germany		3,207,692

Hong Kong – 4.2%

CK Asset Holdings Ltd.	106,000	643,431

CK Infrastructure Holdings Ltd.	36,000	195,823

CLP Holdings Ltd.	31,000	223,912

Hang Lung Properties Ltd.	99,000	185,137

Henderson Land Development Co. Ltd.	292,000	1,009,917

Hongkong Land Holdings Ltd.	41,600	182,624

Power Assets Holdings Ltd.	38,500	206,479

Sino Land Co. Ltd.	154,000	208,343

Sun Hung Kai Properties Ltd.	27,500	385,353

Total Hong Kong		3,241,019

Italy – 3.6%

Eni SpA(a)	84,955	1,191,216

Mediobanca Banca di Credito Finanziario SpA	57,211	576,070

Snam SpA	194,951	1,035,512

Total Italy		2,802,798

Japan – 22.8%

AGC, Inc.	14,600	540,273

Aisin Corp.(a)	9,900	271,136

Asahi Group Holdings Ltd.	21,600	799,146

Asahi Kasei Corp.	51,400	357,741

Daiwa Securities Group, Inc.(a)	42,700	199,239

Honda Motor Co. Ltd.(a)	24,800	654,054

Hulic Co. Ltd.	24,000	196,018

Inpex Corp.	130,200	1,366,665

ITOCHU Corp.(a)	6,500	210,057

Japan Post Insurance Co. Ltd.	16,100	250,047

Kao Corp.	6,300	244,587

Kirin Holdings Co. Ltd.	12,800	201,584

Kyocera Corp.	3,900	201,842

Lixil Corp.	12,000	196,288

MEIJI Holdings Co. Ltd.(a)	8,400	199,128

Mitsubishi Corp.	7,000	249,883

Mitsubishi Electric Corp.	91,100	1,080,482

Mitsubishi Estate Co. Ltd.	17,700	209,663

Mitsubishi HC Capital, Inc.	45,600	234,356

Mitsui & Co. Ltd.	6,700	207,207

Mitsui Fudosan Co. Ltd.	12,200	227,702

MS&AD Insurance Group Holdings, Inc.	6,700	206,704

NEC Corp.	6,300	241,416

NGK Insulators Ltd.(a)	14,600	192,195

Nissan Chemical Corp.(a)	4,400	198,031

Nissan Motor Co. Ltd.(a)	204,000	768,085

Nitto Denko Corp.	3,700	237,696

Nomura Real Estate Holdings, Inc.	51,700	1,138,185

Ono Pharmaceutical Co. Ltd.	12,600	261,676

ORIX Corp.	14,900	243,669

Otsuka Corp.	50,700	1,784,728

SCSK Corp.	13,200	191,915

Secom Co. Ltd.	3,200	196,294

Shimizu Corp.(a)	58,900	331,918

Sompo Holdings, Inc.(a)	9,200	363,051

Subaru Corp.	11,900	189,064

Sumitomo Realty & Development Co. Ltd.	15,100	338,329

Takeda Pharmaceutical Co. Ltd.	19,300	630,814

Tosoh Corp.	136,300	1,840,342

Yamato Holdings Co. Ltd.	15,600	265,958

Total Japan		17,717,168

Netherlands – 7.1%

JDE Peet’s NV	42,371	1,234,631

Koninklijke Philips NV	146,966	2,688,224

NN Group NV	24,091	875,771

OCI NV	10,169	345,364

Randstad NV(a)	3,093	183,477

Wolters Kluwer NV	1,642	207,563

Total Netherlands		5,535,030

Norway – 4.0%

DNB Bank ASA	62,076	1,110,458

Gjensidige Forsikring ASA(a)	22,772	372,463

Orkla ASA	28,195	199,918

Telenor ASA	124,733	1,461,338

Total Norway		3,144,177

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International AI Enhanced Value Fund (AIVI)

March 31, 2023

Investments	Shares	Value

Singapore – 1.4%

CapitaLand Investment Ltd.	71,200	$197,071

City Developments Ltd.	48,800	270,510

Oversea-Chinese Banking Corp. Ltd.	41,600	387,042

UOL Group Ltd.	37,600	195,982

Total Singapore		1,050,605

Spain – 4.2%

ACS Actividades de Construccion y Servicios SA	7,566	241,259

Enagas SA	129,634	2,492,883

Red Electrica Corp. SA	13,520	237,959

Repsol SA	19,207	296,005

Total Spain		3,268,106

Sweden – 0.5%

Essity AB, Class B(a)	7,022	200,715

Tele2 AB, Class B	20,626	205,374

Total Sweden		406,089

Switzerland – 8.5%

Baloise Holding AG, Registered Shares	2,146	334,509

EMS-Chemie Holding AG, Registered Shares	251	207,163

Geberit AG, Registered Shares	1,008	561,845

Holcim AG, Registered Shares*	31,392	2,023,960

SGS SA, Registered Shares	83	182,708

Swiss Prime Site AG, Registered Shares	9,805	816,234

Swiss Re AG	22,095	2,269,602

Temenos AG, Registered Shares	2,578	178,573

Total Switzerland		6,574,594

United Kingdom – 17.5%

Aviva PLC	450,564	2,251,798

BAE Systems PLC	36,155	439,260

British American Tobacco PLC	38,359	1,347,220

Bunzl PLC	5,310	200,709

CK Hutchison Holdings Ltd.	51,000	316,397

Imperial Brands PLC	40,063	923,349

J. Sainsbury PLC	58,682	202,217

Legal & General Group PLC	61,502	181,669

M&G PLC	902,630	2,209,793

Phoenix Group Holdings PLC	305,578	2,064,474

Reckitt Benckiser Group PLC	4,909	373,774

RELX PLC	6,837	221,315

Schroders PLC	291,792	1,659,617

Shell PLC	6,840	195,237

Taylor Wimpey PLC	280,520	412,577

United Utilities Group PLC	48,374	634,008

Total United Kingdom		13,633,414

United States – 2.0%

GSK PLC	88,040	1,555,567
TOTAL COMMON STOCKS (Cost: $76,159,793)		74,123,725

PREFERRED STOCK – 2.7%

Germany – 2.7%

Henkel AG & Co. KGaA (Cost: $2,535,302)	26,907	2,106,538

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%

iShares MSCI EAFE Value ETF (Cost: $373,178)	7,936	385,134

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%

United States – 4.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b)
(Cost: $3,481,984)	3,481,984	3,481,984

TOTAL INVESTMENTS IN SECURITIES – 103.0% (Cost: $82,550,257)		80,097,381

Other Assets less Liabilities – (3.0)%		(2,312,661)

NET ASSETS – 100.0%		$77,784,720

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,165,534 and the total market value of the collateral held by the Fund was $5,472,739. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,990,755.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	4/4/2023	45,652	USD	68,000	AUD	$110	$—
Morgan Stanley & Co. International	4/4/2023	30,648	USD	28,000	CHF	—	(2)
Standard Chartered Bank	4/4/2023	55,231	USD	7,350,000	JPY	5	—
						$115	$(2)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$74,123,725	$—	$—	$74,123,725
Preferred Stock	2,106,538	—	—	2,106,538
Exchange-Traded Fund	385,134	—	—	385,134
Investment of Cash Collateral for Securities Loaned	—	3,481,984	—	3,481,984
Total Investments in Securities	$76,615,397	$3,481,984	$—	$80,097,381
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$115	$—	$115
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2)	$—	$(2)
Total – Net	$76,615,397	$3,482,097	$—	$80,097,494
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 98.9%

Australia – 12.5%

Abacus Property Group	77,206	$134,443

AGL Energy Ltd.	28,954	156,105

ALS Ltd.	13,804	114,271

Ampol Ltd.	16,163	330,059

ANZ Group Holdings Ltd.	186,671	2,866,776

APA Group	60,789	412,020

Aristocrat Leisure Ltd.	7,919	197,300

ASX Ltd.(a)	8,016	349,074

AUB Group Ltd.	4,431	75,705

Aurizon Holdings Ltd.	103,752	233,479

Australian Clinical Labs Ltd.(a)	37,808	89,386

Bank of Queensland Ltd.(a)	31,628	137,477

Bapcor Ltd.	21,690	92,681

Bendigo & Adelaide Bank Ltd.(a)	30,469	176,925

BHP Group Ltd.	675,449	21,366,007

BlueScope Steel Ltd.	12,513	168,869

Brambles Ltd.	31,620	284,414

Brickworks Ltd.	9,847	149,377

BWP Trust	33,665	85,228

carsales.com Ltd.	13,147	194,859

Challenger Ltd.	18,325	76,585

Champion Iron Ltd.(a)	22,659	108,356

Charter Hall Group	20,685	152,392

Charter Hall Long Wale REIT	58,049	162,900

Cochlear Ltd.	800	126,818

Coles Group Ltd.	61,175	738,315

Commonwealth Bank of Australia	74,196	4,885,795

Computershare Ltd.	9,967	144,122

Cromwell Property Group	365,275	135,777

CSL Ltd.	4,580	884,347

CSR Ltd.	45,711	145,421

Deterra Royalties Ltd.	44,130	141,869

Dexus	73,316	368,767

Downer EDI Ltd.	36,790	84,516

Eagers Automotive Ltd.	14,569	131,630

Elders Ltd.(a)	13,871	80,174

Endeavour Group Ltd.(a)	35,194	159,577

First Resources Ltd.	110,800	130,838

Goodman Group	33,293	418,979

GPT Group	90,067	255,767

Growthpoint Properties Australia Ltd.	94,965	193,353

GUD Holdings Ltd.(a)	8,966	58,789

Harvey Norman Holdings Ltd.(a)	102,950	246,844

Helia Group Ltd.	54,822	105,378

HomeCo Daily Needs REIT	119,265	92,259

Iluka Resources Ltd.	13,459	95,730

Incitec Pivot Ltd.	110,360	231,350

Insignia Financial Ltd.	49,463	90,770

Insurance Australia Group Ltd.	50,805	159,585

IVE Group Ltd.	49,321	81,591

JB Hi-Fi Ltd.	10,888	309,701

Lendlease Corp. Ltd.(a)	21,606	104,623

Lovisa Holdings Ltd.	5,573	90,476

Macquarie Group Ltd.	10,877	1,279,661

McMillan Shakespeare Ltd.(a)	9,480	91,429

Medibank Pvt Ltd.	150,419	338,497

Metcash Ltd.(a)	71,291	183,827

Mineral Resources Ltd.	1,906	102,877

Mirvac Group(a)	214,156	298,336

Monadelphous Group Ltd.(a)	9,000	75,648

National Australia Bank Ltd.	155,015	2,877,927

Navigator Global Investments Ltd.	114,577	80,575

New Hope Corp. Ltd.(a)	70,138	266,818

Nine Entertainment Co. Holdings Ltd.(a)	109,084	143,926

Northern Star Resources Ltd.	18,883	155,683

NRW Holdings Ltd.	53,008	85,205

Origin Energy Ltd.	74,130	411,587

Orora Ltd.	46,967	107,580

OZ Minerals Ltd.	4,939	92,985

Premier Investments Ltd.	7,046	123,120

QBE Insurance Group Ltd.	32,445	317,041

Qube Holdings Ltd.(a)	87,045	167,316

REA Group Ltd.(a)	1,681	155,401

Reece Ltd.(a)	8,881	103,199

Region RE Ltd.	65,464	103,035

Rio Tinto Ltd.	133,414	9,425,518

Santos Ltd.	83,123	384,134

Scentre Group	213,140	392,564

SEEK Ltd.	8,945	143,303

Seven Group Holdings Ltd.(a)	15,011	232,239

Sims Ltd.	18,080	187,812

SmartGroup Corp. Ltd.(a)	28,766	123,495

Sonic Healthcare Ltd.	17,371	405,337

South32 Ltd.	507,438	1,485,174

Stockland	210,237	560,409

Suncorp Group Ltd.	37,887	307,289

Super Retail Group Ltd.	20,526	172,528

Telstra Group Ltd.	638,166	1,803,678

TPG Telecom Ltd.(a)	53,152	173,721

Transurban Group	75,866	722,028

Treasury Wine Estates Ltd.	14,325	125,396

Vicinity Ltd.	250,630	326,487

Viva Energy Group Ltd.(b)	107,396	217,943

Washington H Soul Pattinson & Co. Ltd.(a)	11,350	229,570

Waypoint REIT Ltd.	39,854	69,133

Wesfarmers Ltd.	38,851	1,307,528

Westpac Banking Corp.	132,817	1,926,748

Whitehaven Coal Ltd.	51,963	234,219

Woodside Energy Group Ltd.	133,716	2,985,808

Woolworths Group Ltd.	26,138	663,475

Worley Ltd.	24,177	233,335

Total Australia		71,208,393

Austria – 0.6%

Andritz AG	5,114	346,145

BAWAG Group AG*(b)	6,507	315,725

Erste Group Bank AG	19,539	647,458

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

Lenzing AG	2,227	$168,157

Oesterreichische Post AG	4,632	171,354

OMV AG	15,081	692,420

Semperit AG Holding	1,956	52,702

Telekom Austria AG*	35,998	271,815

Verbund AG	1,506	130,896

Vienna Insurance Group AG Wiener Versicherung Gruppe	6,202	166,770

Voestalpine AG	6,492	220,625

Wienerberger AG	1,649	47,727

Total Austria		3,231,794

Belgium – 1.1%

Ackermans & van Haaren NV	643	106,185

Aedifica SA	2,251	181,219

Ageas SA/NV	14,710	637,030

Anheuser-Busch InBev SA	13,781	918,255

Bekaert SA	2,468	111,545

bpost SA	15,073	85,892

Cofinimmo SA	2,042	180,921

D’ieteren Group	560	108,845

Elia Group SA/NV	775	102,387

Etablissements Franz Colruyt NV	4,628	135,356

Groupe Bruxelles Lambert NV	2,924	249,377

KBC Group NV	23,628	1,624,951

Melexis NV	1,314	151,896

Proximus SADP	25,224	243,737

Solvay SA	3,512	401,975

UCB SA	2,611	233,859

Umicore SA	3,999	135,599

VGP NV	1,855	165,663

Warehouses De Pauw CVA	7,566	224,573

Total Belgium		5,999,265

Burkina Faso – 0.0%

Endeavour Mining PLC	7,525	185,900

China – 0.5%

BOC Hong Kong Holdings Ltd.	531,944	1,656,830

Prosus NV*	5,053	394,938

Wilmar International Ltd.	230,700	730,508

Total China		2,782,276

Denmark – 1.4%

Alm Brand A/S	67,306	125,845

AP Moller – Maersk A/S, Class B	600	1,089,032

Carlsberg A/S, Class B	2,188	339,215

Chr Hansen Holding A/S	1,279	97,186

Coloplast A/S, Class B	3,833	504,131

D/S Norden A/S	3,944	265,290

DSV A/S	1,450	280,524

Novo Nordisk A/S, Class B	18,601	2,945,645

Novozymes A/S, Class B	3,477	177,944

Orsted A/S(b)	5,808	494,182

Pandora A/S	3,824	365,526

Royal Unibrew A/S	1,875	163,530

Scandinavian Tobacco Group A/S(b)	8,130	161,496

Schouw & Co. A/S	1,504	126,128

Sydbank A/S	3,794	170,871

Topdanmark A/S*	6,079	325,204

Tryg A/S	18,002	393,565

Total Denmark		8,025,314

Finland – 1.5%

Anora Group Oyj(a)	7,487	45,064

Cargotec Oyj, Class B	2,440	118,709

Elisa Oyj	9,389	566,750

Fortum Oyj*	50,484	774,184

Huhtamaki Oyj	1,905	70,783

Kesko Oyj, Class B	18,277	393,269

Kojamo Oyj	5,550	65,423

Kone Oyj, Class B	14,929	778,541

Konecranes Oyj	4,880	163,510

Metsa Board Oyj, Class B(a)	22,712	183,092

Metso Outotec Oyj	20,429	222,839

Neste Oyj	11,307	558,084

Nokia Oyj	28,361	139,135

Nordea Bank Abp(a)	188,861	2,015,091

Orion Oyj, Class B	3,936	176,139

Sampo Oyj, Class A	22,643	1,069,629

Stora Enso Oyj, Class R	15,366	199,999

TietoEVRY Oyj	3,770	118,454

UPM-Kymmene Oyj*	16,691	561,245

Valmet Oyj(a)	10,854	351,883

Total Finland		8,571,823

France – 11.3%

Air Liquide SA	7,859	1,316,623

Airbus SE	7,862	1,053,017

ALD SA(b)	38,313	449,552

Alten SA	788	125,764

Arkema SA	2,703	266,650

AXA SA	155,024	4,743,713

BNP Paribas SA	66,860	4,010,457

Bollore SE(a)	40,440	249,996

Bouygues SA	16,902	570,911

Bureau Veritas SA	7,354	211,489

Capgemini SE	2,599	482,144

Carrefour SA	19,089	386,372

Cie de Saint-Gobain	13,776	783,070

Cie Generale des Etablissements Michelin SCA	20,418	624,344

Coface SA	17,584	249,309

Danone SA	18,566	1,156,002

Dassault Aviation SA	995	197,394

Dassault Systemes SE	6,834	281,214

Edenred	4,780	283,239

Eiffage SA	3,828	414,812

Engie SA	169,685	2,686,779

Eramet SA	1,401	146,428

EssilorLuxottica SA	4,966	895,621

Eurazeo SE	1,785	127,025

Gaztransport Et Technigaz SA	1,294	132,433

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

Gecina SA	4,056	$421,054

Hermes International	595	1,204,960

Imerys SA	2,997	129,592

Ipsen SA	1,080	119,097

IPSOS	3,115	193,243

Kering SA	2,282	1,487,567

Klepierre SA(a)	17,979	407,269

L’Oreal SA	8,552	3,821,055

La Francaise des Jeux SAEM(b)	8,507	354,817

Legrand SA	5,023	458,845

LVMH Moet Hennessy Louis Vuitton SE	9,566	8,775,832

Metropole Television SA(a)	13,618	221,189

Nexans SA	448	44,536

Orange SA	203,654	2,423,238

Pernod Ricard SA	6,002	1,360,906

Publicis Groupe SA	7,790	607,506

Remy Cointreau SA	837	152,772

Rexel SA*	12,051	287,387

Rothschild & Co.	5,164	261,165

Rubis SCA	6,174	165,480

Sanofi	36,494	3,974,406

Sartorius Stedim Biotech	307	94,058

Schneider Electric SE	9,801	1,636,430

Societe Generale SA	43,299	977,772

Sodexo SA	1,245	121,818

Sopra Steria Group SACA	733	153,938

SPIE SA	6,168	179,191

Teleperformance	480	115,616

Television Francaise 1(a)	17,072	150,887

Thales SA	4,990	739,206

TotalEnergies SE(a)	139,614	8,245,521

Valeo	5,621	115,482

Veolia Environnement SA	21,456	662,029

Verallia SA(b)	4,005	171,003

Vinci SA	15,377	1,766,194

Vivendi SE	33,527	338,756

Wendel SE	2,159	228,349

Total France		64,412,524

Georgia – 0.0%

Bank of Georgia Group PLC	3,609	122,715

Germany – 8.2%

adidas AG	4,346	768,600

Allianz SE, Registered Shares	17,697	4,091,485

AURELIUS Equity Opportunities SE & Co. KGaA	3,408	54,984

Aurubis AG	1,305	120,600

BASF SE	47,492	2,495,264

Bayer AG, Registered Shares	28,434	1,813,985

Bayerische Motoren Werke AG	30,328	3,325,958

Beiersdorf AG	1,603	208,902

Bilfinger SE	3,052	129,650

Brenntag SE	4,055	304,864

Dermapharm Holding SE	2,663	109,306

Deutsche Bank AG, Registered Shares	32,527	330,631

Deutsche Boerse AG	3,068	598,148

Deutsche Post AG, Registered Shares	45,447	2,127,607

Deutsche Telekom AG, Registered Shares	190,437	4,624,221

Deutz AG	26,275	170,565

DWS Group GmbH & Co. KGaA(b)	13,445	413,679

E.ON SE	112,501	1,405,607

Evonik Industries AG	18,755	394,486

Fielmann AG	2,761	115,128

Freenet AG	9,461	246,180

GEA Group AG	2,963	135,043

Hannover Rueck SE	4,806	941,694

Hapag-Lloyd AG(a)(b)	13,340	4,376,959

HeidelbergCement AG	7,404	541,044

Henkel AG & Co. KGaA	5,265	383,251

Hochtief AG	2,653	221,538

Hornbach Holding AG & Co. KGaA	1,031	82,498

Infineon Technologies AG	11,590	474,465

Kloeckner & Co. SE	11,137	119,848

Mercedes-Benz Group AG	65,204	5,014,117

Merck KGaA	1,563	291,313

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	4,411	1,545,527

Mutares SE & Co. KGaA	5,276	112,464

Puma SE	2,978	183,968

Rheinmetall AG	682	202,726

RWE AG	12,998	559,783

SAP SE	17,307	2,182,298

Siemens Healthineers AG(b)	15,718	905,413

Siltronic AG	2,295	167,557

Sixt SE	1,268	168,896

Stroeer SE & Co. KGaA	2,258	119,373

Suedzucker AG	6,929	116,534

Symrise AG	1,669	181,691

Talanx AG	13,058	605,779

Telefonica Deutschland Holding AG	180,562	556,539

United Internet AG, Registered Shares	3,186	54,933

Vantage Towers AG	7,566	278,003

Varta AG	4,693	128,742

Volkswagen AG	9,753	1,674,191

Wacker Chemie AG	2,593	420,884

Wacker Neuson SE	1,245	26,092

Total Germany		46,623,013

Hong Kong – 3.2%

AIA Group Ltd.	217,165	2,286,472

Bank of East Asia Ltd.(a)	128,400	163,241

Champion REIT(a)	485,000	208,211

CLP Holdings Ltd.	101,500	733,132

Dah Sing Banking Group Ltd.	223,600	171,190

Dah Sing Financial Holdings Ltd.	33,200	85,221

Fortune Real Estate Investment Trust	218,000	180,511

Hang Lung Group Ltd.	111,000	195,983

Hang Lung Properties Ltd.	228,000	426,377

Hang Seng Bank Ltd.	57,300	815,344

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

Henderson Land Development Co. Ltd.	306,859	$1,061,309

Hong Kong & China Gas Co. Ltd.	712,570	627,247

Hong Kong Exchanges & Clearing Ltd.	32,129	1,425,145

Hutchison Port Holdings Trust	997,600	186,551

Hysan Development Co. Ltd.	74,000	210,218

Link REIT(a)	172,773	1,111,477

MTR Corp. Ltd.	278,053	1,340,684

New World Development Co. Ltd.	213,000	571,169

PCCW Ltd.	1,167,000	582,760

Power Assets Holdings Ltd.	179,500	962,675

Singamas Container Holdings Ltd.	520,000	41,070

Sino Land Co. Ltd.	494,755	669,342

Sun Hung Kai Properties Ltd.	181,000	2,536,322

Swire Pacific Ltd., Class A	29,500	226,607

Swire Pacific Ltd., Class B	207,500	256,667

Swire Properties Ltd.	252,600	650,007

Techtronic Industries Co. Ltd.	31,000	335,079

Total Hong Kong		18,060,011

Indonesia – 0.0%

Bumitama Agri Ltd.(a)	144,600	61,449

Nickel Industries Ltd.	164,913	99,405

Total Indonesia		160,854

Ireland – 0.3%

AIB Group PLC	29,665	120,603

CRH PLC	21,816	1,101,550

Glanbia PLC	10,308	149,620

Kerry Group PLC, Class A	1,494	149,071

Kingspan Group PLC	1,551	106,228

Smurfit Kappa Group PLC	8,662	313,663

Total Ireland		1,940,735

Israel – 0.7%

Alony Hetz Properties & Investments Ltd.	8,947	69,699

Amot Investments Ltd.	25,175	127,460

Ashtrom Group Ltd.	5,435	81,510

Azrieli Group Ltd.	2,506	143,234

Bank Hapoalim BM	37,314	308,303

Bank Leumi Le-Israel BM	88,595	664,343

Bezeq The Israeli Telecommunication Corp. Ltd.	124,100	168,401

Delek Automotive Systems Ltd.	10,223	94,858

Elbit Systems Ltd.	744	125,837

FIBI Holdings Ltd.	2,756	102,949

First International Bank of Israel Ltd.	3,091	108,595

Gav-Yam Lands Corp. Ltd.	13,207	96,284

Harel Insurance Investments & Financial Services Ltd.	10,464	87,766

ICL Group Ltd.	118,818	796,267

Israel Discount Bank Ltd., Class A	31,876	155,367

Mehadrin Ltd.*‡	0	3

Mizrahi Tefahot Bank Ltd.	10,232	318,840

Oil Refineries Ltd.	239,243	65,182

Phoenix Holdings Ltd.	12,446	123,055

Plus500 Ltd.(a)	8,399	175,713

Strauss Group Ltd.*	7,731	174,023

Total Israel		3,987,689

Italy – 2.4%

A2A SpA(a)	196,199	313,346

ACEA SpA	13,468	184,367

Amplifon SpA(a)	2,382	82,658

Anima Holding SpA(b)	56,423	229,633

Assicurazioni Generali SpA	70,689	1,411,585

Azimut Holding SpA(a)	8,212	175,762

Banca Generali SpA(a)	4,986	159,153

Banca Mediolanum SpA	40,512	367,871

Banca Popolare di Sondrio SpA	23,875	101,525

Banco BPM SpA(a)	78,056	305,718

BPER Banca(a)	51,506	127,194

Credito Emiliano SpA	34,605	256,409

Cromwell European Real Estate Investment Trust	68,800	112,869

De’ Longhi SpA	6,200	141,860

DiaSorin SpA(a)	316	33,322

Eni SpA(a)	195,289	2,738,288

ERG SpA	8,652	262,823

Ferrari NV	1,510	408,986

FinecoBank Banca Fineco SpA	12,536	192,583

Hera SpA	46,265	130,789

Infrastrutture Wireless Italiane SpA(b)	30,248	398,299

Iren SpA	81,211	155,729

Italgas SpA(a)	72,890	445,451

Mediobanca Banca di Credito Finanziario SpA	64,667	651,146

Moncler SpA	2,262	156,153

Piaggio & C. SpA	42,790	182,796

Poste Italiane SpA(b)	68,579	701,266

Recordati Industria Chimica e Farmaceutica SpA	6,384	270,223

Snam SpA	218,667	1,161,483

Terna – Rete Elettrica Nazionale	95,127	781,952

Unieuro SpA(a)(b)	3,050	35,986

Unipol Gruppo SpA	26,973	138,934

UnipolSai Assicurazioni SpA(a)	286,422	724,434

Total Italy		13,540,593

Japan – 19.2%

77 Bank Ltd.(a)	5,500	89,346

ABC-Mart, Inc.	1,400	77,001

ADEKA Corp.(a)	7,600	128,941

Advantest Corp.(a)	3,900	356,330

Aeon Co. Ltd.	12,300	237,146

Aeon Delight Co. Ltd.	6,100	139,334

Aeon Mall Co. Ltd.(a)	8,700	113,546

AGC, Inc.	10,600	392,253

Air Water, Inc.	12,400	154,662

Aisin Corp.(a)	11,300	309,479

Ajinomoto Co., Inc.(a)	7,600	263,022

Amada Co. Ltd.	18,200	169,296

Aozora Bank Ltd.(a)	11,400	205,490

Asahi Group Holdings Ltd.	11,100	410,672

Asahi Holdings, Inc.(a)	6,000	91,156

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

Asahi Kasei Corp.	39,300	$273,526

Astellas Pharma, Inc.	40,300	570,177

Azbil Corp.(a)	2,500	67,811

Bandai Namco Holdings, Inc.	16,500	353,146

Benesse Holdings, Inc.	800	11,661

Bridgestone Corp.	18,000	725,870

Brother Industries Ltd.	4,100	61,366

Canon Marketing Japan, Inc.	4,200	99,406

Canon, Inc.	30,100	668,424

Capcom Co. Ltd.	2,700	96,059

Casio Computer Co. Ltd.(a)	13,100	127,762

Central Japan Railway Co.	900	106,913

Chiba Bank Ltd.	22,600	145,187

Chubu Electric Power Co., Inc.	27,300	286,969

Chugai Pharmaceutical Co. Ltd.	42,100	1,034,390

Citizen Watch Co. Ltd.(a)	18,400	107,560

CKD Corp.	6,100	98,542

Concordia Financial Group Ltd.(a)	64,900	237,968

Cosmo Energy Holdings Co. Ltd.	6,700	215,715

Dai Nippon Printing Co. Ltd.	7,100	197,652

Dai-ichi Life Holdings, Inc.(a)	30,933	565,947

Daicel Corp.	28,200	211,887

Daido Steel Co. Ltd.(a)	2,200	85,957

Daiichi Sankyo Co. Ltd.	9,000	326,080

Daiichikosho Co. Ltd.(a)	11,200	183,791

Daikin Industries Ltd.	3,200	568,758

Daishi Hokuetsu Financial Group, Inc.(a)	11,900	258,404

Daito Trust Construction Co. Ltd.	3,700	366,692

Daiwa House Industry Co. Ltd.	22,100	517,089

Daiwa Securities Group, Inc.(a)	83,900	391,479

DCM Holdings Co. Ltd.	17,800	154,474

Denka Co. Ltd.	3,100	63,705

Denso Corp.	16,100	900,385

Dentsu Group, Inc.	7,000	244,571

DIC Corp.	4,400	78,684

Disco Corp.	3,000	344,879

Doshisha Co. Ltd.(a)	19,600	285,407

Doutor Nichires Holdings Co. Ltd.	9,900	140,812

Dowa Holdings Co. Ltd.	2,100	66,981

East Japan Railway Co.	3,000	165,339

Ebara Corp.	3,200	147,389

EDION Corp.(a)	12,300	118,481

Eisai Co. Ltd.(a)	4,300	242,446

Electric Power Development Co. Ltd.	8,500	136,100

ENEOS Holdings, Inc.	158,500	554,018

Exedy Corp.	11,400	155,295

FANUC Corp.	21,500	768,953

Fast Retailing Co. Ltd.	2,400	520,790

Fuji Electric Co. Ltd.	5,300	207,078

FUJIFILM Holdings Corp.	9,000	452,942

Fujitec Co. Ltd.(a)	5,300	130,818

Fujitsu Ltd.	3,100	415,422

Fukuoka Financial Group, Inc.	11,500	220,253

Furukawa Battery Co. Ltd.(a)	6,400	51,406

Furuya Metal Co. Ltd.	100	6,830

G-Tekt Corp.(a)	14,600	157,091

Goldcrest Co. Ltd.(a)	8,500	109,084

GS Yuasa Corp.(a)	4,400	78,750

Gunze Ltd.(a)	5,200	175,235

H.U. Group Holdings, Inc.(a)	4,900	98,155

Hachijuni Bank Ltd.	57,400	247,990

Hakuhodo DY Holdings, Inc.(a)	9,400	105,590

Hamamatsu Photonics KK	2,100	112,187

Hankyu Hanshin Holdings, Inc.	5,900	173,999

Haseko Corp.	25,200	291,403

Heiwa Corp.	16,300	321,983

Hioki EE Corp.	2,000	129,837

Hirose Electric Co. Ltd.	2,100	272,500

Hisamitsu Pharmaceutical Co., Inc.	4,300	122,128

Hitachi Construction Machinery Co. Ltd.	6,700	154,801

Hitachi Ltd.	16,300	888,178

Honda Motor Co. Ltd.(a)	51,800	1,366,128

Hoya Corp.	3,100	339,139

Hulic Co. Ltd.	17,500	142,930

Ichibanya Co. Ltd.(a)	3,700	140,116

Idemitsu Kosan Co. Ltd.(a)	13,951	303,989

IHI Corp.	5,100	127,222

Iida Group Holdings Co. Ltd.(a)	7,200	116,799

Iino Kaiun Kaisha Ltd.	15,100	113,911

Information Services International-Dentsu Ltd.	2,600	101,585

INFRONEER Holdings, Inc.	25,900	198,886

Inpex Corp.	51,000	535,330

Isetan Mitsukoshi Holdings Ltd.(a)	12,400	138,078

Isuzu Motors Ltd.	21,800	258,639

ITOCHU Corp.(a)	45,100	1,457,473

IwaiCosmo Holdings, Inc.(a)	20,000	201,368

Izumi Co. Ltd.	4,600	108,701

Japan Exchange Group, Inc.(a)	14,200	215,363

Japan Metropolitan Fund Invest	155	112,619

Japan Post Holdings Co. Ltd.	140,200	1,134,009

Japan Post Insurance Co. Ltd.	18,100	281,108

Japan Tobacco, Inc.	92,244	1,939,280

Joshin Denki Co. Ltd.(a)	11,300	165,904

JTEKT Corp.(a)	17,000	130,416

K’s Holdings Corp.	11,100	96,997

Kajima Corp.	17,200	206,519

Kaken Pharmaceutical Co. Ltd.	5,800	161,026

Kamigumi Co. Ltd.	4,500	93,997

Kaneka Corp.	3,800	98,505

Kansai Electric Power Co., Inc.	34,200	331,747

Kao Corp.	10,200	395,998

Kawasaki Kisen Kaisha Ltd.(a)	22,200	504,583

KDDI Corp.	78,500	2,414,160

Keyence Corp.	1,100	532,685

Kikkoman Corp.(a)	1,600	81,028

Kirin Holdings Co. Ltd.	31,100	489,786

Kobe Steel Ltd.(a)	28,800	227,864

Koei Tecmo Holdings Co. Ltd.(a)	7,600	136,365

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

Komatsu Ltd.	27,200	$669,730

Konami Group Corp.(a)	2,800	127,703

Konica Minolta, Inc.(a)	21,500	91,919

Kurabo Industries Ltd.(a)	6,000	113,472

Kuraray Co. Ltd.	9,500	86,870

Kyowa Kirin Co. Ltd.	9,600	208,172

Kyudenko Corp.(a)	4,800	121,361

Kyushu Financial Group, Inc.(a)	35,500	127,233

Kyushu Railway Co.(a)	8,000	177,264

Lawson, Inc.	2,300	96,949

Lintec Corp.	4,500	73,202

Macnica Holdings, Inc.	6,600	186,460

Marubeni Corp.	98,100	1,323,454

Maruichi Steel Tube Ltd.(a)	7,200	157,427

Matsui Securities Co. Ltd.(a)	22,100	130,020

Mazda Motor Corp.	18,800	173,041

Medipal Holdings Corp.	6,700	90,817

MEIJI Holdings Co. Ltd.(a)	11,200	265,505

Mitsubishi Chemical Group Corp.	51,700	305,212

Mitsubishi Corp.	62,400	2,227,533

Mitsubishi Electric Corp.	41,400	491,020

Mitsubishi Estate Co. Ltd.	22,400	265,336

Mitsubishi Gas Chemical Co., Inc.	12,100	178,468

Mitsubishi Heavy Industries Ltd.(a)	7,400	271,113

Mitsubishi Logistics Corp.(a)	3,700	86,460

Mitsubishi Materials Corp.(a)	9,600	155,588

Mitsubishi UFJ Financial Group, Inc.	444,100	2,829,306

Mitsuboshi Belting Ltd.(a)	3,700	109,396

Mitsui & Co. Ltd.	66,300	2,050,423

Mitsui Chemicals, Inc.(a)	12,100	310,023

Mitsui Fudosan Co. Ltd.	15,200	283,694

Mitsui High-Tec, Inc.	500	31,407

Mitsui Mining & Smelting Co. Ltd.(a)	5,900	142,524

Mitsui OSK Lines Ltd.(a)	42,200	1,049,530

MIXI, Inc.	5,000	100,008

Mizuho Financial Group, Inc.	91,530	1,291,557

Mizuho Medy Co. Ltd.	3,000	52,543

Mizuno Corp.(a)	7,500	174,976

MS&AD Insurance Group Holdings, Inc.	22,730	701,250

Murata Manufacturing Co. Ltd.	11,400	688,677

Musashi Seimitsu Industry Co. Ltd.(a)	6,200	86,974

Nabtesco Corp.	5,000	121,722

NEC Corp.	6,300	241,416

NGK Insulators Ltd.(a)	13,400	176,398

NGK Spark Plug Co. Ltd.(a)	12,200	250,802

NHK Spring Co. Ltd.	17,800	126,656

Nichirei Corp.(a)	5,500	110,917

Nikkon Holdings Co. Ltd.(a)	6,300	117,158

Nikon Corp.(a)	9,000	91,630

Nintendo Co. Ltd.	33,700	1,299,231

Nippon Denko Co. Ltd.(a)	24,500	65,719

Nippon Electric Glass Co. Ltd.	9,500	181,948

Nippon Express Holdings, Inc.	3,900	233,549

Nippon Gas Co. Ltd.	7,900	114,205

Nippon Kayaku Co. Ltd.(a)	18,700	168,186

Nippon Light Metal Holdings Co. Ltd.(a)	8,500	93,373

Nippon Shinyaku Co. Ltd.	300	13,141

Nippon Steel Corp.	55,000	1,289,353

Nippon Steel Trading Corp.	2,000	139,605

Nippon Telegraph & Telephone Corp.	123,500	3,676,512

Nippon Yusen KK(a)	60,600	1,406,517

Nishi-Nippon Financial Holdings, Inc.	19,100	156,141

Nishimatsu Construction Co. Ltd.(a)	5,600	144,113

Nissan Chemical Corp.(a)	3,400	153,024

Nissan Motor Co. Ltd.(a)	32,600	122,743

Nisshinbo Holdings, Inc.	25,000	190,097

Nissin Foods Holdings Co. Ltd.	3,100	282,538

Nitto Denko Corp.	4,000	256,969

Noevir Holdings Co. Ltd.	5,200	210,985

NOF Corp.(a)	4,300	199,346

Nomura Holdings, Inc.	84,200	322,464

Nomura Real Estate Holdings, Inc.	10,800	237,764

Nomura Research Institute Ltd.	10,900	251,022

Noritake Co. Ltd.	3,400	117,259

NTT Data Corp.	13,600	176,987

Obic Co. Ltd.	1,000	157,037

Oji Holdings Corp.	24,900	98,036

Okamura Corp.(a)	14,000	143,482

Oki Electric Industry Co. Ltd.(a)	19,500	105,200

Olympus Corp.	8,800	153,301

Ono Pharmaceutical Co. Ltd.	10,100	209,756

Open House Group Co. Ltd.	2,900	107,859

Oracle Corp.	3,400	243,459

Osaka Gas Co. Ltd.	10,400	170,429

Otsuka Corp.	5,000	176,009

Otsuka Holdings Co. Ltd.	10,900	344,223

Panasonic Holdings Corp.	51,700	459,158

Penta-Ocean Construction Co. Ltd.(a)	18,700	88,800

Pola Orbis Holdings, Inc.	9,300	120,329

Recruit Holdings Co. Ltd.	9,200	252,310

Resona Holdings, Inc.	76,000	365,181

Resonac Holdings Corp.	5,300	86,654

Ricoh Co. Ltd.	10,700	79,673

Rohm Co. Ltd.	1,200	98,911

San-In Godo Bank Ltd.	12,000	66,632

Sankyo Co. Ltd.	2,000	83,102

Santen Pharmaceutical Co. Ltd.(a)	12,100	102,735

Sanwa Holdings Corp.	13,800	146,824

SBI Holdings, Inc.(a)	17,800	350,944

SCREEN Holdings Co. Ltd.(a)	1,700	148,809

SCSK Corp.	9,500	138,121

Secom Co. Ltd.	4,500	276,039

Sega Sammy Holdings, Inc.	11,100	209,590

Seiko Epson Corp.(a)	11,300	159,706

Sekisui Chemical Co. Ltd.	14,500	204,388

Sekisui House Ltd.	27,100	549,371

Senko Group Holdings Co. Ltd.	12,800	90,886

Seria Co. Ltd.	7,900	155,638

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

Seven & I Holdings Co. Ltd.	13,600	$610,564

SG Holdings Co. Ltd.	12,600	185,559

Sharp Corp.(a)	20,300	142,309

Shibusawa Warehouse Co. Ltd.(a)	10,400	173,633

Shiga Bank Ltd.(a)	5,400	108,698

Shimamura Co. Ltd.	1,900	192,727

Shimano, Inc.	1,300	223,097

Shin-Etsu Chemical Co. Ltd.	49,500	1,589,996

Shionogi & Co. Ltd.	7,000	314,366

Shiseido Co. Ltd.	4,100	190,413

SMC Corp.	800	419,746

Sodick Co. Ltd.	21,400	122,203

SoftBank Corp.(a)	314,700	3,615,420

Sojitz Corp.(a)	13,700	284,417

Sompo Holdings, Inc.	15,500	611,661

Square Enix Holdings Co. Ltd.	2,600	124,247

St. Marc Holdings Co. Ltd.(a)	14,100	183,600

Stanley Electric Co. Ltd.(a)	4,100	90,293

Starts Corp., Inc.	6,000	114,644

Subaru Corp.	15,700	249,438

SUMCO Corp.	8,200	122,054

Sumitomo Bakelite Co. Ltd.	1,300	50,402

Sumitomo Chemical Co. Ltd.(a)	71,600	239,402

Sumitomo Corp.	78,200	1,375,507

Sumitomo Electric Industries Ltd.	23,300	297,093

Sumitomo Forestry Co. Ltd.	13,000	255,917

Sumitomo Heavy Industries Ltd.	10,500	255,617

Sumitomo Metal Mining Co. Ltd.	14,200	538,702

Sumitomo Mitsui Financial Group, Inc.	53,500	2,129,709

Sumitomo Mitsui Trust Holdings, Inc.	10,907	372,144

Sumitomo Realty & Development Co. Ltd.	8,300	185,969

Sumitomo Rubber Industries Ltd.	6,700	60,209

Sun Frontier Fudousan Co. Ltd.(a)	18,800	180,951

Sundrug Co. Ltd.	4,800	131,099

Suntory Beverage & Food Ltd.	6,000	222,481

Suzuki Motor Corp.	10,600	382,616

T&D Holdings, Inc.	22,400	276,192

Taiheiyo Cement Corp.(a)	5,400	100,908

Taisei Corp.(a)	7,100	218,457

Taiyo Yuden Co. Ltd.	3,100	103,419

Takara Holdings, Inc.(a)	19,000	145,901

Takara Standard Co. Ltd.	13,600	150,112

Takashimaya Co. Ltd.(a)	18,100	262,885

Takeda Pharmaceutical Co. Ltd.	55,700	1,820,535

TDK Corp.	6,400	227,215

Teijin Ltd.	6,600	69,228

Terumo Corp.	7,300	196,034

TIS, Inc.	5,400	141,603

Tocalo Co. Ltd.	15,100	147,040

Toda Corp.(a)	18,100	93,975

Toho Co. Ltd.	1,900	72,380

Tokio Marine Holdings, Inc.	80,000	1,530,994

Tokuyama Corp.	9,900	156,582

Tokyo Electron Ltd.	14,700	1,771,643

Tokyo Gas Co. Ltd.	11,400	213,798

Tokyo Ohka Kogyo Co. Ltd.	1,200	69,337

Tokyo Seimitsu Co. Ltd.	2,800	107,717

Tokyo Steel Manufacturing Co. Ltd.(a)	5,900	60,556

Tokyo Tatemono Co. Ltd.	1,600	19,415

Tokyu Corp.(a)	8,400	111,209

Tokyu Fudosan Holdings Corp.	19,100	91,130

Toray Industries, Inc.	25,200	143,221

Toshiba Corp.	8,800	293,906

Tosoh Corp.	17,700	238,988

TOTO Ltd.(a)	4,000	132,842

Toyo Seikan Group Holdings Ltd.	14,500	198,941

Toyo Suisan Kaisha Ltd.	2,400	100,083

Toyo Tire Corp.(a)	7,000	81,261

Toyoda Gosei Co. Ltd.(a)	8,800	150,755

Toyota Boshoku Corp.(a)	10,400	166,991

Toyota Motor Corp.(a)	345,450	4,879,751

Toyota Tsusho Corp.	11,400	481,389

TPR Co. Ltd.	12,900	129,785

Transcosmos, Inc.	4,000	94,222

Trend Micro, Inc.	5,200	252,791

Tsumura & Co.	5,400	106,710

Tsuruha Holdings, Inc.	900	59,847

UBE Corp.(a)	7,400	114,261

Ulvac, Inc.	900	38,883

Unicharm Corp.	3,200	130,823

USS Co. Ltd.	14,000	241,416

V Technology Co. Ltd.(a)	6,600	139,151

Wacoal Holdings Corp.(a)	5,900	110,251

Wacom Co. Ltd.(a)	12,300	63,769

West Japan Railway Co.	3,000	123,007

Wowow, Inc.	13,500	127,098

Yakult Honsha Co. Ltd.	3,700	267,721

Yamada Holdings Co. Ltd.(a)	25,800	88,397

Yamaguchi Financial Group, Inc.(a)	46,500	283,703

Yamaha Motor Co. Ltd.	13,100	340,567

Yamato Holdings Co. Ltd.	7,300	124,455

Yaskawa Electric Corp.(a)	2,400	104,050

Yokogawa Electric Corp.	10,600	171,238

Yokohama Rubber Co. Ltd.	7,100	149,213

Yondoshi Holdings, Inc.	12,900	173,015

ZOZO, Inc.(a)	5,500	124,596

Total Japan		109,430,448

Netherlands – 2.1%

Aalberts NV	4,244	200,159

Aegon NV	58,615	251,609

ASM International NV	553	223,440

ASML Holding NV	2,919	1,982,726

ASR Nederland NV	10,972	437,960

BE Semiconductor Industries NV	4,630	402,924

CTP NV(b)	11,671	151,145

Euronext NV(b)	2,878	220,690

Heijmans NV, CVA	7,586	104,176

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

Heineken Holding NV	3,230	$296,706

Heineken NV	8,924	960,434

JDE Peet’s NV	7,993	232,905

Koninklijke Ahold Delhaize NV	27,423	938,204

Koninklijke DSM NV	3,163	373,541

Koninklijke KPN NV	236,301	835,910

Koninklijke Vopak NV	6,662	235,160

NN Group NV	14,695	534,202

OCI NV(a)	23,935	812,891

Ordina NV	5,066	32,804

Randstad NV(a)	12,431	737,409

RHI Magnesita NV	3,814	105,634

SBM Offshore NV	13,441	199,696

Signify NV(b)	4,721	157,156

Universal Music Group NV(a)	25,534	646,514

Wolters Kluwer NV	5,150	651,003

Total Netherlands		11,724,998

Norway – 1.9%

AF Gruppen ASA	15,688	223,192

Aker ASA, Class A	3,169	203,337

Aker BP ASA(a)	29,771	728,562

Atea ASA*	7,418	90,661

Austevoll Seafood ASA	14,800	132,694

DNB Bank ASA	84,520	1,511,952

Entra ASA(b)	14,166	136,749

Equinor ASA	80,151	2,285,962

Gjensidige Forsikring ASA(a)	26,095	426,815

Kid ASA(b)	13,487	109,332

Leroy Seafood Group ASA	29,613	153,535

Mowi ASA	15,853	292,747

MPC Container Ships ASA	68,131	108,541

Norsk Hydro ASA	82,541	613,160

Orkla ASA	22,704	160,984

Salmar ASA	5,901	256,818

Selvaag Bolig ASA	26,944	95,318

SpareBank 1 Nord Norge(a)	15,263	128,393

SpareBank 1 SR-Bank ASA	12,356	142,754

Storebrand ASA	16,870	129,379

Telenor ASA	155,714	1,824,303

Veidekke ASA	13,075	138,826

Wallenius Wilhelmsen ASA	11,304	81,706

Yara International ASA	13,049	565,538

Total Norway		10,541,258

Peru – 0.0%

Hochschild Mining PLC	34,220	35,753

Portugal – 0.4%

EDP – Energias de Portugal SA	139,305	759,161

Galp Energia SGPS SA	34,524	392,340

Jeronimo Martins SGPS SA	22,830	536,255

Navigator Co. SA	33,089	118,490

NOS SGPS SA	27,369	125,363

REN – Redes Energeticas Nacionais SGPS SA	69,430	203,667

Sonae SGPS SA	77,787	84,934

Total Portugal		2,220,210

Singapore – 2.8%

BOC Aviation Ltd.(b)	19,800	152,978

Bukit Sembawang Estates Ltd.(a)	88,300	272,295

CapitaLand Ascendas REIT	215,900	464,423

CapitaLand Ascott Trust	163,800	122,584

CapitaLand Integrated Commercial Trust	368,700	549,077

CapitaLand Investment Ltd.	196,800	544,714

City Developments Ltd.	27,200	150,776

ComfortDelGro Corp. Ltd.	84,300	74,818

DBS Group Holdings Ltd.	117,476	2,915,805

Frasers Centrepoint Trust	42,300	72,857

Frasers Logistics & Commercial Trust	294,800	290,465

Genting Singapore Ltd.	356,000	299,891

Jardine Cycle & Carriage Ltd.(a)	20,655	485,945

Jiutian Chemical Group Ltd.	1,080,300	59,315

Kenon Holdings Ltd.	4,752	139,103

Keppel Corp. Ltd.	70,400	298,110

Keppel DC REIT	89,800	139,136

Keppel Infrastructure Trust(a)	392,400	154,947

Keppel REIT	209,400	139,385

Mapletree Industrial Trust	148,400	264,532

Mapletree Logistics Trust(a)	155,500	199,996

Mapletree Pan Asia Commercial Trust	170,900	231,372

NetLink NBN Trust	387,100	250,390

Olam Group Ltd.	199,500	235,580

OUE Commercial Real Estate Investment Trust	363,800	86,192

Oversea-Chinese Banking Corp. Ltd.	207,095	1,926,791

PARAGON REIT	198,800	141,300

Parkway Life Real Estate Investment Trust	26,000	78,026

Raffles Medical Group Ltd.	133,300	149,387

Sembcorp Industries Ltd.	96,800	318,893

Sheng Siong Group Ltd.	184,300	234,265

Singapore Exchange Ltd.	55,400	391,681

Singapore Post Ltd.	320,900	120,680

Singapore Technologies Engineering Ltd.	149,100	410,444

Singapore Telecommunications Ltd.	672,700	1,244,663

Suntec Real Estate Investment Trust	162,100	174,347

United Overseas Bank Ltd.	86,501	1,936,196

Venture Corp. Ltd.	10,800	143,534

Wing Tai Holdings Ltd.	116,700	130,783

Total Singapore		15,995,676

Spain – 3.9%

Acciona SA(a)	1,644	329,897

Acerinox SA	15,982	164,503

ACS Actividades de Construccion y Servicios SA	26,041	830,377

Atresmedia Corp. de Medios de Comunicacion SA	32,967	124,428

Banco Bilbao Vizcaya Argentaria SA(a)	253,354	1,808,710

Banco de Sabadell SA(a)	161,549	173,549

Banco Santander SA	484,255	1,802,483

Bankinter SA(a)	38,166	216,698

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

CaixaBank SA	238,615	$929,128

Cia de Distribucion Integral Logista Holdings SA	6,393	159,751

Cie Automotive SA	5,491	158,091

EDP Renovaveis SA	6,206	142,200

Enagas SA	19,360	372,296

Endesa SA	102,168	2,220,008

Faes Farma SA	43,807	149,921

Ferrovial SA	16,547	487,010

Fluidra SA(a)	16,495	290,141

Fomento de Construcciones y Contratas SA	24,405	238,633

Grupo Catalana Occidente SA	7,847	247,662

Iberdrola SA	209,643	2,615,900

Industria de Diseno Textil SA	86,624	2,908,081

Inmobiliaria Colonial Socimi SA	23,103	146,209

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	86,838	93,638

Mapfre SA	210,572	425,066

Merlin Properties Socimi SA	52,468	459,451

Naturgy Energy Group SA(a)	52,729	1,589,726

Red Electrica Corp. SA	23,633	415,952

Repsol SA	59,907	923,244

Sacyr SA(a)	43,207	138,949

Telefonica SA	358,873	1,549,063

Unicaja Banco SA(a)(b)	117,125	125,723

Viscofan SA	2,561	183,638

Total Spain		22,420,126

Sweden – 2.4%

AFRY AB	7,696	138,564

Alfa Laval AB	7,037	250,886

Assa Abloy AB, Class B	15,372	368,084

Atlas Copco AB, Class A	41,677	528,682

Atlas Copco AB, Class B	25,164	289,217

Avanza Bank Holding AB(a)	5,839	136,831

Axfood AB(a)	9,018	220,198

Billerud AB	10,900	112,001

Boliden AB	9,616	378,165

Dometic Group AB(a)(b)	13,549	82,421

Epiroc AB, Class A(a)	19,799	392,942

EQT AB(a)	10,521	213,676

Essity AB, Class B(a)	15,677	448,107

Evolution AB(b)	2,374	317,814

Fabege AB(a)	13,627	104,632

Hexagon AB, Class B	19,223	220,323

Hexpol AB	14,610	181,048

Husqvarna AB, Class B	27,721	240,170

Industrivarden AB, Class A	5,526	149,054

Industrivarden AB, Class C	4,052	109,100

Investment AB Latour, Class B(a)	8,743	177,566

JM AB(a)	7,538	124,888

Lifco AB, Class B(a)	8,944	192,343

Lindab International AB	1,924	29,427

Loomis AB	4,824	165,149

NCC AB, Class B	10,649	94,377

Nibe Industrier AB, Class B	8,932	101,469

Nordnet AB publ	9,947	163,792

Saab AB, Class B	2,385	145,130

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	3,960	6,148

Sandvik AB	23,924	507,109

Securitas AB, Class B(a)	15,465	137,625

Skandinaviska Enskilda Banken AB, Class A*(a)	74,264	818,945

SKF AB, Class B	13,813	271,743

SSAB AB, Class A	38,097	280,835

SSAB AB, Class B	74,480	530,935

Svenska Cellulosa AB SCA, Class B(a)	12,993	170,971

Svenska Handelsbanken AB, Class A(a)	67,615	585,805

Swedbank AB, Class A(a)	70,577	1,158,071

Tele2 AB, Class B	36,927	367,684

Telefonaktiebolaget LM Ericsson, Class B(a)	87,721	512,644

Telia Co. AB(a)	311,500	792,152

Thule Group AB(b)	9,150	224,745

Trelleborg AB, Class B	7,629	216,961

Volvo AB, Class A(a)	12,996	279,483

Volvo AB, Class B	34,928	720,316

Wihlborgs Fastigheter AB	20,362	155,814

Total Sweden		13,814,042

Switzerland – 9.0%

ABB Ltd., Registered Shares	45,647	1,567,453

Baloise Holding AG, Registered Shares	2,939	458,118

Banque Cantonale Vaudoise, Registered Shares(a)	3,836	362,374

BKW AG	1,552	244,297

Cembra Money Bank AG	1,289	101,379

Cie Financiere Richemont SA, Class A, Registered Shares	8,917	1,424,104

Clariant AG, Registered Shares*	4,519	74,744

Coca-Cola HBC AG*	8,947	244,814

DKSH Holding AG	2,399	193,406

EFG International AG*	12,506	122,521

Galenica AG(b)	2,212	187,289

Geberit AG, Registered Shares	900	501,647

Givaudan SA, Registered Shares	129	419,810

Helvetia Holding AG, Registered Shares	3,000	418,368

Holcim AG, Registered Shares*	23,483	1,514,037

Julius Baer Group Ltd.	8,150	555,972

Kuehne & Nagel International AG, Registered Shares	3,973	1,182,485

Logitech International SA, Registered Shares	3,861	224,420

Lonza Group AG, Registered Shares	519	310,985

Nestle SA, Registered Shares	78,698	9,601,750

Novartis AG, Registered Shares	103,984	9,533,906

OC Oerlikon Corp. AG, Registered Shares	17,845	100,696

Partners Group Holding AG	767	719,354

PSP Swiss Property AG, Registered Shares	1,303	148,336

Roche Holding AG	20,480	5,849,987

Roche Holding AG, Bearer Shares(a)	3,586	1,079,470

Schindler Holding AG, Participation Certificate	1,197	264,806

Schindler Holding AG, Registered Shares	739	156,124

SFS Group AG	1,832	237,435

SGS SA, Registered Shares	310	682,404

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

SIG Group AG*(a)	6,868	$176,822

Sika AG, Registered Shares	1,640	458,672

Sonova Holding AG, Registered Shares	864	254,031

Stadler Rail AG(a)	2,379	92,967

STMicroelectronics NV	6,862	364,970

Straumann Holding AG, Registered Shares(a)	1,095	163,432

Sulzer AG, Registered Shares(a)	2,515	213,220

Swatch Group AG, Bearer Shares	1,252	429,508

Swiss Life Holding AG, Registered Shares	1,444	890,220

Swiss Prime Site AG, Registered Shares	3,796	316,004

Swiss Re AG	17,604	1,808,286

Swisscom AG, Registered Shares	2,841	1,813,662

UBS Group AG, Registered Shares	80,331	1,696,224

VAT Group AG(a)(b)	539	193,640

Vontobel Holding AG, Registered Shares	3,488	226,412

Zurich Insurance Group AG	8,151	3,905,306

Total Switzerland		51,485,867

United Kingdom – 12.4%

Airtel Africa PLC(b)	187,194	246,501

Anglo American PLC	75,739	2,507,880

Ashmore Group PLC	56,773	167,490

Ashtead Group PLC	6,713	411,528

Associated British Foods PLC	13,552	325,074

Assura PLC	200,618	121,199

AstraZeneca PLC	29,846	4,144,955

Aviva PLC	131,704	658,221

BAE Systems PLC	79,347	964,015

Balfour Beatty PLC	21,943	101,037

Barclays PLC	493,036	888,818

Beazley PLC	11,640	85,994

Bellway PLC	7,341	200,324

Big Yellow Group PLC	11,360	164,199

BP PLC	654,191	4,131,731

British American Tobacco PLC	111,698	3,922,986

British Land Co. PLC	43,314	207,689

Britvic PLC(a)	15,718	173,162

BT Group PLC	436,571	787,026

Bunzl PLC	8,287	313,234

Burberry Group PLC	7,187	229,801

Central Asia Metals PLC	49,967	146,114

Clarkson PLC	2,287	87,378

Close Brothers Group PLC	7,257	80,846

CNH Industrial NV	19,304	295,297

Compass Group PLC	14,974	376,402

Computacenter PLC	4,027	106,455

ConvaTec Group PLC(b)	51,290	144,972

Cranswick PLC	2,847	105,746

Croda International PLC	2,312	185,757

DCC PLC	2,388	139,306

Derwent London PLC(a)	3,311	96,534

Diageo PLC	54,113	2,418,056

Diversified Energy Co. PLC	111,053	129,897

Drax Group PLC	18,891	141,898

DS Smith PLC	31,629	122,994

Dunelm Group PLC	8,851	120,929

Fresnillo PLC	16,209	149,510

Games Workshop Group PLC	1,344	160,196

Genus PLC	174	6,183

Harbour Energy PLC	35,590	120,750

Hargreaves Lansdown PLC	11,762	116,258

Howden Joinery Group PLC	19,477	168,095

HSBC Holdings PLC	1,162,818	7,903,402

IMI PLC	9,336	177,077

Imperial Brands PLC	75,580	1,741,925

Inchcape PLC	12,830	122,864

InterContinental Hotels Group PLC	3,759	246,892

Intertek Group PLC	3,491	174,946

Investec PLC	28,092	156,166

ITV PLC	218,514	223,710

J. Sainsbury PLC	112,472	387,577

Kingfisher PLC	64,297	207,654

Land Securities Group PLC(a)	33,510	257,385

Legal & General Group PLC	322,702	953,223

Liontrust Asset Management PLC	9,041	114,247

Lloyds Banking Group PLC	2,386,511	1,406,795

London Stock Exchange Group PLC	4,519	439,626

Londonmetric Property PLC	65,081	141,304

Mondi PLC	14,901	236,200

Morgan Sindall Group PLC	4,894	102,265

National Grid PLC	214,178	2,903,756

Next PLC	3,472	282,133

OSB Group PLC	39,058	232,580

Pagegroup PLC	25,927	146,310

Pan African Resources PLC	119,103	24,416

Pearson PLC	16,576	173,063

Prudential PLC	36,811	501,575

QinetiQ Group PLC	29,687	119,223

Quilter PLC(b)	65,481	68,220

Reckitt Benckiser Group PLC	22,815	1,737,148

Redde Northgate PLC	24,430	104,363

Redrow PLC	13,866	81,643

RELX PLC	48,934	1,584,006

Rentokil Initial PLC	15,701	114,850

Rightmove PLC	7,841	54,583

RS Group PLC	9,998	112,989

RWS Holdings PLC	4,794	17,723

Safestore Holdings PLC	7,895	92,737

Sage Group PLC	28,836	276,321

Savills PLC	8,910	109,231

Schroders PLC	61,560	350,133

Segro PLC	27,896	264,761

Serco Group PLC(a)	58,702	111,341

Severn Trent PLC	9,360	333,192

Shell PLC	312,865	8,930,246

Smith & Nephew PLC	21,351	296,202

Smiths Group PLC	14,721	312,434

Spectris PLC	3,873	175,221

Spirax-Sarco Engineering PLC	643	94,252

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International Equity Fund (DWM)

March 31, 2023

Investments	Shares	Value

Spirent Communications PLC	15,750	$33,749

SSE PLC	44,641	995,190

St. James’s Place PLC	18,110	271,168

Standard Chartered PLC	49,094	372,833

Tate & Lyle PLC	15,913	154,375

TBC Bank Group PLC	4,981	137,956

Telecom Plus PLC	3,292	76,930

Tesco PLC	247,396	812,757

TP ICAP Group PLC	29,982	66,765

Travis Perkins PLC	31,539	372,962

Tritax Big Box REIT PLC	77,648	134,315

Unilever PLC	73,574	3,811,667

Unite Group PLC	15,339	181,978

United Utilities Group PLC	26,571	348,249

Vesuvius PLC	20,755	106,191

Victrex PLC	3,775	74,355

Vodafone Group PLC	1,619,531	1,788,205

Weir Group PLC	2,841	65,302

Wincanton PLC	19,292	51,524

Workspace Group PLC	20,855	112,634

Total United Kingdom		70,739,452

United States – 1.1%

GSK PLC	190,286	3,362,139

Stellantis NV	169,700	3,085,625

Total United States		6,447,764
TOTAL COMMON STOCKS (Cost: $483,125,308)		563,708,493

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.0%

United States – 8.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $45,815,394)	45,815,394	45,815,394

TOTAL INVESTMENTS IN SECURITIES – 106.9% (Cost: $528,940,702)		609,523,887

Other Assets less Liabilities – (6.9)%		(39,370,956)

NET ASSETS – 100.0%		$570,152,931

*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $62,266,565 and the total market value of the collateral held by the Fund was $65,792,668. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,977,274.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$563,708,493	$—	$—	$563,708,493
Investment of Cash Collateral for Securities Loaned	—	45,815,394	—	45,815,394
Total Investments in Securities	$563,708,493	$45,815,394	$—	$609,523,887

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments

WisdomTree International High Dividend Fund (DTH)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 98.5%

Australia – 17.7%

Abacus Property Group	97,253	$169,352

Accent Group Ltd.	57,411	91,129

Adbri Ltd.(a)	66,816	70,929

Ampol Ltd.	19,821	404,758

ANZ Group Holdings Ltd.	197,390	3,031,392

APA Group	98,287	666,177

Aurizon Holdings Ltd.	135,321	304,521

Australian Clinical Labs Ltd.(a)	37,528	88,724

Bank of Queensland Ltd.(a)	28,910	125,662

Bendigo & Adelaide Bank Ltd.(a)	37,983	220,557

BHP Group Ltd.	758,280	23,986,142

BWP Trust	37,477	94,879

Centuria Capital Group(a)	56,243	56,880

Centuria Industrial REIT	39,587	79,540

Champion Iron Ltd.(a)	24,758	118,393

Charter Hall Long Wale REIT	77,080	216,306

Codan Ltd.	12,000	43,721

Commonwealth Bank of Australia	80,341	5,290,442

Cromwell Property Group	484,903	180,244

CSR Ltd.	51,739	164,598

Dalrymple Bay Infrastructure Ltd.	30,355	54,485

Deterra Royalties Ltd.	59,587	191,560

Dexus	116,272	584,828

Dicker Data Ltd.(a)	8,482	46,526

Downer EDI Ltd.	32,843	75,448

Eagers Automotive Ltd.(a)	15,585	140,809

First Resources Ltd.	126,300	149,141

GPT Group(a)	167,298	475,083

Growthpoint Properties Australia Ltd.	106,752	217,351

GUD Holdings Ltd.(a)	8,022	52,599

Harvey Norman Holdings Ltd.(a)	111,720	267,872

Helia Group Ltd.	43,444	83,507

HomeCo Daily Needs REIT	144,330	111,648

Incitec Pivot Ltd.	150,488	315,471

Insignia Financial Ltd.	31,727	58,223

IRESS Ltd.	12,699	84,371

JB Hi-Fi Ltd.	13,190	375,180

McMillan Shakespeare Ltd.	9,101	87,774

Metcash Ltd.(a)	81,673	210,597

Mirvac Group(a)	212,708	296,319

Myer Holdings Ltd.	86,560	51,596

National Australia Bank Ltd.	166,095	3,083,633

New Hope Corp. Ltd.	93,797	356,821

Nick Scali Ltd.(a)	9,606	60,154

Nine Entertainment Co. Holdings Ltd.(a)	118,925	156,911

NRW Holdings Ltd.	56,713	91,161

Origin Energy Ltd.	89,432	496,547

Orora Ltd.	91,444	209,457

Perpetual Ltd.(a)	3,717	54,669

Premier Investments Ltd.	7,442	130,040

Region RE Ltd.	56,465	88,871

Rio Tinto Ltd.	190,652	13,459,619

Scentre Group	311,050	572,896

Sims Ltd.	23,275	241,777

SmartGroup Corp. Ltd.(a)	28,633	122,924

South32 Ltd.	722,327	2,114,113

Stockland	284,330	757,912

Super Retail Group Ltd.(a)	21,334	179,320

Telstra Group Ltd.	858,204	2,425,581

Terracom Ltd.(a)	89,964	40,370

Vicinity Ltd.	349,070	454,721

Viva Energy Group Ltd.(b)	134,772	273,499

Waypoint REIT Ltd.	66,945	116,126

Wesfarmers Ltd.	54,978	1,850,282

Westpac Banking Corp.	142,432	2,066,231

Whitehaven Coal Ltd.	70,696	318,656

Woodside Energy Group Ltd.	185,912	4,151,317

Total Australia		73,208,342

Austria – 0.8%

BAWAG Group AG*(b)	7,251	351,825

Erste Group Bank AG	20,910	692,889

Lenzing AG	2,614	197,378

Oesterreichische Post AG(a)	6,258	231,506

OMV AG	19,947	915,834

Semperit AG Holding	3,485	93,900

Telekom Austria AG*	49,824	376,212

Voestalpine AG	10,181	345,993

Total Austria		3,205,537

Belgium – 1.1%

Aedifica SA	1,565	125,992

Ageas SA/NV	14,470	626,636

Bekaert SA	3,276	148,063

bpost SA	18,928	107,860

Cofinimmo SA	3,213	284,672

Etablissements Franz Colruyt NV(a)	6,488	189,756

Intervest Offices & Warehouses NV	1,919	36,486

KBC Group NV	25,061	1,723,502

Proximus SADP	36,731	354,927

Solvay SA	5,078	581,215

VGP NV	2,301	205,494

Total Belgium		4,384,603

China – 0.8%

BOC Hong Kong Holdings Ltd.	544,547	1,696,084

CITIC Telecom International Holdings Ltd.	857,000	349,353

Wilmar International Ltd.	299,200	947,412

Yanlord Land Group Ltd.	306,900	210,055

Total China		3,202,904

Denmark – 0.7%

AP Moller – Maersk A/S, Class B	861	1,562,760

D/S Norden A/S	5,387	362,352

Pandora A/S	4,132	394,967

Scandinavian Tobacco Group A/S(b)	9,302	184,777

Sydbank A/S	3,510	158,081

Topdanmark A/S*	5,937	317,608

Total Denmark		2,980,545

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2023

Investments	Shares	Value

Finland – 1.7%

Anora Group Oyj(a)	5,030	$30,275

Citycon Oyj(a)	10,406	71,169

Elisa Oyj	14,391	868,686

Fiskars Oyj Abp(a)	3,457	58,967

Fortum Oyj*	71,541	1,097,098

Kemira Oyj	17,002	299,613

Kesko Oyj, Class A(a)	5,367	116,386

Konecranes Oyj	4,940	165,520

Metsa Board Oyj, Class B(a)	13,785	111,127

Nordea Bank Abp(a)	212,966	2,272,284

Sampo Oyj, Class A	25,058	1,183,711

Sanoma Oyj	12,838	113,117

TietoEVRY Oyj(a)	8,313	261,196

Tokmanni Group Corp.(a)	4,557	62,927

Uponor Oyj(a)	3,853	71,289

Valmet Oyj(a)	9,169	297,256

Total Finland		7,080,621

France – 10.5%

ALD SA(b)	44,719	524,718

AXA SA	168,843	5,166,572

BNP Paribas SA	71,405	4,283,079

Bouygues SA(a)	26,022	878,964

Chargeurs SA	87	1,471

Cie Generale des Etablissements Michelin SCA	30,158	922,175

Coface SA	16,368	232,068

Derichebourg SA	12,427	72,907

Engie SA	242,270	3,836,084

Fnac Darty SA	1,945	71,805

Gecina SA	4,586	476,074

Imerys SA(a)	4,166	180,141

Jacquet Metals SACA	2,554	49,669

Klepierre SA(a)	24,101	545,947

Maisons du Monde SA(b)	3,668	39,472

Metropole Television SA(a)	19,370	314,616

Orange SA	308,783	3,674,147

Publicis Groupe SA	11,241	876,634

Rexel SA*	20,234	482,532

Rothschild & Co.	4,723	238,862

Rubis SCA	10,993	294,642

Sanofi	52,768	5,746,738

Societe Generale SA	45,699	1,031,969

Television Francaise 1(a)	24,270	214,505

TotalEnergies SE(a)	201,940	11,926,459

Veolia Environnement SA	28,612	882,828

Verallia SA(b)	5,853	249,908

Vicat SA	3,521	105,772

Total France		43,320,758

Georgia – 0.0%

Bank of Georgia Group PLC	3,306	112,412

Germany – 10.6%

Allianz SE, Registered Shares	19,120	4,420,478

BASF SE	68,178	3,582,121

Bayer AG, Registered Shares	40,948	2,612,333

Bayerische Motoren Werke AG	44,799	4,912,939

Dermapharm Holding SE	3,036	124,616

Deutsche Post AG, Registered Shares	62,414	2,921,919

Deutz AG	16,124	104,670

DWS Group GmbH & Co. KGaA(b)	15,603	480,077

E.ON SE	167,626	2,094,348

Evonik Industries AG	27,813	585,009

Fielmann AG	3,768	157,118

Freenet AG	14,723	383,099

Hamburger Hafen und Logistik AG	4,974	61,498

Hapag-Lloyd AG(a)(b)	19,062	6,254,392

HeidelbergCement AG	10,384	758,807

Indus Holding AG	2,168	58,886

Instone Real Estate Group SE(b)	4,989	42,278

Kloeckner & Co. SE	13,420	144,416

Mercedes-Benz Group AG	96,352	7,409,365

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	4,785	1,676,569

Siltronic AG	1,716	125,284

Sixt SE	1,257	167,431

Stroeer SE & Co. KGaA	2,594	137,136

Talanx AG	11,049	512,579

Telefonica Deutschland Holding AG	244,657	754,096

Varta AG(a)	3,662	100,459

Volkswagen AG	13,875	2,381,770

Wacker Chemie AG	3,631	589,368

Wacker Neuson SE	5,002	104,830

Total Germany		43,657,891

Hong Kong – 3.8%

Bank of East Asia Ltd.(a)	131,400	167,055

Champion REIT(a)	572,000	245,561

CLP Holdings Ltd.	145,500	1,050,943

Dah Sing Banking Group Ltd.	151,200	115,760

Dah Sing Financial Holdings Ltd.	18,000	46,204

Fortune Real Estate Investment Trust	234,000	193,759

Hang Lung Group Ltd.	175,000	308,983

Hang Lung Properties Ltd.	273,000	510,531

Henderson Land Development Co. Ltd.	436,220	1,508,720

Hong Kong & China Gas Co. Ltd.	1,079,000	949,801

Hutchison Port Holdings Trust	1,104,023	206,452

Hysan Development Co. Ltd.	60,000	170,447

Link REIT	254,650	1,638,205

New World Development Co. Ltd.	264,000	707,928

PCCW Ltd.	1,651,000	824,454

Power Assets Holdings Ltd.	255,518	1,370,366

Sino Land Co. Ltd.	774,336	1,047,580

Sun Hung Kai Properties Ltd.	247,000	3,461,168

Swire Pacific Ltd., Class B	182,500	225,743

Swire Properties Ltd.	356,000	916,082

Tam Jai International Co. Ltd.	175,000	51,943

Total Hong Kong		15,717,685

Indonesia – 0.0%

Bumitama Agri Ltd.(a)	199,100	84,609

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2023

Investments	Shares	Value

Nickel Industries Ltd.	146,758	$88,462

Total Indonesia		173,071

Ireland – 0.0%

Cairn Homes PLC	34,951	38,732

Kenmare Resources PLC	10,693	62,074

Total Ireland		100,806

Israel – 0.7%

Amot Investments Ltd.	27,275	138,093

Ashtrom Group Ltd.	10,037	150,528

Bank Leumi Le-Israel BM	92,789	695,792

Delek Automotive Systems Ltd.	16,023	148,675

Delek Group Ltd.‡	0	19

FIBI Holdings Ltd.	1,345	50,242

First International Bank of Israel Ltd.	2,979	104,660

G City Ltd.	18,936	62,320

Gav-Yam Lands Corp. Ltd.	15,046	109,690

Harel Insurance Investments & Financial Services Ltd.	6,379	53,503

ICL Group Ltd.	167,085	1,119,731

Matrix IT Ltd.	1,537	26,961

Oil Refineries Ltd.	136,737	37,254

Phoenix Holdings Ltd.	14,813	146,458

Plus500 Ltd.(a)	4,426	92,595

Total Israel		2,936,521

Italy – 3.4%

A2A SpA(a)	245,135	391,501

ACEA SpA	15,650	214,237

Anima Holding SpA(b)	36,760	149,607

Assicurazioni Generali SpA	87,293	1,743,149

Azimut Holding SpA(a)	7,567	161,957

Banca Generali SpA(a)	4,785	152,737

Banca Mediolanum SpA	51,303	465,859

Banca Popolare di Sondrio SpA	13,166	55,987

Banco BPM SpA(a)	72,791	285,097

Credito Emiliano SpA	14,314	106,061

Cromwell European Real Estate Investment Trust	69,200	113,525

De’ Longhi SpA	6,725	153,872

Eni SpA(a)	280,769	3,936,865

Esprinet SpA	9,502	95,182

Hera SpA	44,398	125,511

Immobiliare Grande Distribuzione SIIQ SpA(a)	12,400	38,126

Iren SpA	104,637	200,650

Italgas SpA(a)	91,912	561,700

Maire Tecnimont SpA(a)	17,453	75,051

Mediobanca Banca di Credito Finanziario SpA(a)	54,326	547,020

Poste Italiane SpA(b)	55,552	568,056

Snam SpA	314,788	1,672,045

Terna – Rete Elettrica Nazionale	148,309	1,219,112

Unieuro SpA(a)(b)	3,439	40,576

Unipol Gruppo SpA	38,424	197,917

UnipolSai Assicurazioni SpA(a)	237,209	599,962

Total Italy		13,871,362

Japan – 11.4%

77 Bank Ltd.(a)	2,700	43,861

AGC, Inc.	9,400	347,847

Aisin Corp.	19,000	520,362

Akita Bank Ltd.	4,400	58,318

Aozora Bank Ltd.(a)	17,500	315,444

Asahi Holdings, Inc.(a)	3,800	57,732

CKD Corp.	2,100	33,924

Concordia Financial Group Ltd.(a)	68,100	249,702

Cosmo Energy Holdings Co. Ltd.	3,800	122,346

Daicel Corp.	4,500	33,812

Daido Steel Co. Ltd.(a)	1,600	62,514

Daiho Corp.(a)	1,000	27,650

Daiken Corp.	1,800	30,836

Daiwa House Industry Co. Ltd.	30,400	711,290

Daiwa Securities Group, Inc.(a)	64,900	302,824

Denka Co. Ltd.(a)	3,100	63,705

DIC Corp.	2,100	37,554

Eagle Industry Co. Ltd.	2,900	25,886

ENEOS Holdings, Inc.	256,800	897,613

Exedy Corp.	3,400	46,316

EXEO Group, Inc.	4,000	72,042

G-Tekt Corp.(a)	3,100	33,355

H.U. Group Holdings, Inc.(a)	4,600	92,145

Hakuto Co. Ltd.(a)	2,200	81,246

Haseko Corp.	24,800	286,777

Iida Group Holdings Co. Ltd.(a)	16,600	269,287

Iino Kaiun Kaisha Ltd.	6,200	46,771

Inabata & Co. Ltd.(a)	2,000	40,379

Inpex Corp.	63,800	669,687

Inui Global Logistics Co. Ltd.(a)	2,700	36,375

Isuzu Motors Ltd.	40,800	484,057

Japan Post Holdings Co. Ltd.	174,900	1,414,681

Japan Post Insurance Co. Ltd.	20,900	324,595

Japan Tobacco, Inc.	145,900	3,067,309

Kajima Corp.	38,100	457,463

Kanematsu Corp.	3,200	39,480

Kansai Electric Power Co., Inc.	47,300	458,820

Kawasaki Kisen Kaisha Ltd.(a)	30,900	702,326

Ki-Star Real Estate Co. Ltd.(a)	700	21,801

Kobe Steel Ltd.(a)	37,300	295,115

Konica Minolta, Inc.(a)	44,200	188,968

Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	2,700	32,784

Macnica Holdings, Inc.	1,700	48,028

Marubeni Corp.	136,200	1,837,457

Mitsubishi Chemical Group Corp.	65,100	384,319

Mitsubishi UFJ Financial Group, Inc.	496,000	3,159,955

Mitsuboshi Belting Ltd.(a)	3,600	106,439

Mitsui OSK Lines Ltd.(a)	61,700	1,534,503

Mitsui-Soko Holdings Co. Ltd.(a)	1,200	35,390

MIXI, Inc.	1,600	32,002

Mizuho Financial Group, Inc.	106,060	1,496,586

MS&AD Insurance Group Holdings, Inc.	23,800	734,261

NGK Spark Plug Co. Ltd.(a)	20,100	413,206

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2023

Investments	Shares	Value

Nippon Denko Co. Ltd.(a)	17,700	$47,478

Nippon Electric Glass Co. Ltd.	3,200	61,288

Nippon Pillar Packing Co. Ltd.(a)	2,800	78,894

Nippon Soda Co. Ltd.	900	31,208

Nippon Steel Corp.	81,900	1,919,964

Nippon Steel Trading Corp.	2,000	139,605

Nippon Yusen KK(a)	86,200	2,000,690

Nishimatsu Construction Co. Ltd.(a)	4,400	113,232

Nitto Kogyo Corp.(a)	1,200	23,821

Nittoc Construction Co. Ltd.	26,100	190,617

NOK Corp.(a)	5,400	59,360

NS United Kaiun Kaisha Ltd.(a)	900	27,827

Pacific Industrial Co. Ltd.(a)	3,100	26,880

PHC Holdings Corp.(a)	3,900	41,963

Press Kogyo Co. Ltd.	17,200	64,359

Sanyo Special Steel Co. Ltd.(a)	2,400	44,217

SBI Holdings, Inc.(a)	19,400	382,490

Sekisui House Ltd.	40,200	814,934

Seven Bank Ltd.(a)	41,400	82,433

Sharp Corp.(a)	27,300	191,381

SoftBank Corp.(a)	459,800	5,282,397

Sojitz Corp.	21,280	441,781

Sompo Holdings, Inc.	19,400	765,563

Sumitomo Chemical Co. Ltd.(a)	88,400	295,574

Sumitomo Corp.	116,700	2,052,706

Sumitomo Forestry Co. Ltd.	19,200	377,970

Sumitomo Heavy Industries Ltd.	8,800	214,231

Sumitomo Metal Mining Co. Ltd.	19,800	751,147

Sumitomo Mitsui Financial Group, Inc.	66,100	2,631,286

Sumitomo Mitsui Trust Holdings, Inc.	19,700	672,159

T&D Holdings, Inc.(a)	22,000	271,260

Takeda Pharmaceutical Co. Ltd.	85,600	2,797,806

Tama Home Co. Ltd.(a)	2,600	71,501

Tokai Rika Co. Ltd.	2,900	35,452

Tokyo Seimitsu Co. Ltd.	1,600	61,552

Tosoh Corp.	24,100	325,402

Toyo Seikan Group Holdings Ltd.(a)	20,100	275,773

Toyo Tire Corp.(a)	4,900	56,883

TPR Co. Ltd.(a)	3,200	32,195

TS Tech Co. Ltd.	3,200	40,370

UBE Corp.(a)	2,200	33,970

YAMABIKO Corp.	2,700	26,698

Yamaha Motor Co. Ltd.	19,700	512,150

Yamaichi Electronics Co. Ltd.(a)	1,500	22,169

Total Japan		47,277,781

Netherlands – 1.5%

Aegon NV	65,279	280,214

ASR Nederland NV	7,662	305,838

BE Semiconductor Industries NV	5,075	441,650

Heijmans NV, CVA	3,482	47,817

Koninklijke KPN NV	345,190	1,221,103

Koninklijke Vopak NV	7,968	281,260

NN Group NV	15,673	569,754

OCI NV(a)	33,940	1,152,685

Ordina NV	12,146	78,648

Randstad NV(a)	18,083	1,072,687

RHI Magnesita NV	4,149	114,913

SBM Offshore NV	15,899	236,215

Signify NV(b)	8,656	288,148

Total Netherlands		6,090,932

Norway – 2.2%

AF Gruppen ASA	16,045	228,271

Aker BP ASA(a)	41,770	1,022,205

Atea ASA*	8,864	108,334

Austevoll Seafood ASA	11,575	103,779

Belships ASA	39,674	76,521

DNB Bank ASA	88,078	1,575,600

Entra ASA(b)	9,830	94,892

Europris ASA(b)	10,385	72,039

Gjensidige Forsikring ASA(a)	26,222	428,892

Leroy Seafood Group ASA	31,903	165,408

MPC Container Ships ASA	84,743	135,007

Norsk Hydro ASA	105,868	786,446

Salmar ASA	7,673	333,937

SpareBank 1 Nord Norge(a)	10,278	86,459

SpareBank 1 Oestlandet	4,764	51,765

SpareBank 1 SR-Bank ASA	5,075	58,634

Storebrand ASA	17,080	130,989

Telenor ASA	216,409	2,535,389

Veidekke ASA	19,179	203,636

Yara International ASA	18,902	819,205

Total Norway		9,017,408

Portugal – 0.6%

Altri SGPS SA(a)	6,019	31,036

EDP – Energias de Portugal SA	181,936	991,484

Galp Energia SGPS SA	43,982	499,823

Navigator Co. SA	54,787	196,189

NOS SGPS SA	39,741	182,033

REN – Redes Energeticas Nacionais SGPS SA	100,715	295,439

Sonae SGPS SA	148,148	161,760

Total Portugal		2,357,764

Singapore – 2.7%

Aztech Global Ltd.	86,600	52,759

CapitaLand Ascendas REIT	368,500	792,682

CapitaLand Ascott Trust	189,200	141,592

Capitaland India Trust(a)	90,500	74,194

CapitaLand Integrated Commercial Trust	546,400	813,713

Frasers Centrepoint Trust	84,800	146,058

Frasers Logistics & Commercial Trust	385,000	379,339

Geo Energy Resources Ltd.(a)	221,000	54,853

Kenon Holdings Ltd.	5,849	171,215

Keppel Corp. Ltd.	92,000	389,575

Keppel DC REIT	113,300	175,547

Keppel Infrastructure Trust(a)	796,321	314,444

Keppel REIT	347,500	231,309

Mapletree Industrial Trust	240,700	429,062

Mapletree Logistics Trust(a)	243,500	313,177

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2023

Investments	Shares	Value

Mapletree Pan Asia Commercial Trust	261,700	$354,300

NetLink NBN Trust	495,800	320,701

Olam Group Ltd.	276,000	325,915

OUE Commercial Real Estate Investment Trust	431,800	102,303

Oversea-Chinese Banking Corp. Ltd.	236,992	2,204,950

PARAGON REIT(a)	299,600	212,946

Samudera Shipping Line Ltd.	85,700	81,217

Singapore Technologies Engineering Ltd.	239,500	659,298

Singapore Telecommunications Ltd.	18,600	34,555

Suntec Real Estate Investment Trust(a)	260,100	279,751

United Overseas Bank Ltd.	88,400	1,978,703

Venture Corp. Ltd.	17,500	232,579

Total Singapore		11,266,737

Spain – 5.6%

Acerinox SA	23,943	246,446

ACS Actividades de Construccion y Servicios SA	32,581	1,038,920

Atresmedia Corp. de Medios de Comunicacion SA	32,775	123,704

Banco Bilbao Vizcaya Argentaria SA(a)	271,420	1,937,684

Banco Santander SA(a)	507,666	1,889,623

Bankinter SA(a)	35,363	200,784

CaixaBank SA	251,901	980,861

Cia de Distribucion Integral Logista Holdings SA	20,047	500,941

Enagas SA(a)	29,099	559,579

Ence Energia y Celulosa SA(a)	17,428	64,946

Endesa SA	153,515	3,335,727

Fluidra SA(a)	10,252	180,329

Fomento de Construcciones y Contratas SA	26,730	261,367

Iberdrola SA	312,553	3,899,998

Inmobiliaria Colonial Socimi SA	21,438	135,672

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	79,988	86,251

Mapfre SA(a)	216,787	437,611

Merlin Properties Socimi SA	74,837	655,332

Naturgy Energy Group SA(a)	73,986	2,230,603

Prosegur Cash SA(a)(b)	2,619	2,009

Red Electrica Corp. SA	38,924	685,081

Repsol SA	84,844	1,307,556

Sacyr SA(a)	19,697	63,343

Telefonica SA	508,126	2,193,308

Total Spain		23,017,675

Sweden – 1.7%

Avanza Bank Holding AB(a)	5,235	122,677

Betsson AB, Class B*	5,253	49,949

Bilia AB, Class A	7,033	86,814

Clas Ohlson AB, Class B(a)	5,856	43,541

Cloetta AB, Class B	20,430	43,108

Coor Service Management Holding AB(b)	4,959	31,635

Corem Property Group AB, Class B(a)	68,693	47,928

Dios Fastigheter AB	5,892	39,121

Fabege AB(a)	16,770	128,764

Hexpol AB	17,060	211,408

Husqvarna AB, Class B(a)	21,282	184,384

Inwido AB	4,602	48,907

JM AB(a)	4,476	74,157

NCC AB, Class B	5,717	50,667

Peab AB, Class B	18,233	91,169

Resurs Holding AB(b)	19,416	43,252

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	24,322	37,763

Securitas AB, Class B(a)	21,484	191,189

Skandinaviska Enskilda Banken AB, Class A*(a)	85,403	941,780

SKF AB, Class B(a)	17,837	350,907

SSAB AB, Class B	104,293	743,459

Svenska Handelsbanken AB, Class A(a)	76,845	665,772

Swedbank AB, Class A(a)	72,134	1,183,619

Tele2 AB, Class B(a)	52,874	526,468

Telia Co. AB(a)	415,931	1,057,722

Thule Group AB(a)(b)	7,161	175,891

Wihlborgs Fastigheter AB	10,609	81,182

Total Sweden		7,253,233

Switzerland – 7.3%

Allreal Holding AG, Registered Shares	1,319	222,637

Baloise Holding AG, Registered Shares	2,584	402,782

Cembra Money Bank AG	1,114	87,615

EFG International AG*	11,893	116,515

Helvetia Holding AG, Registered Shares	2,984	416,137

Holcim AG, Registered Shares*	34,458	2,221,637

Julius Baer Group Ltd.	8,268	564,021

Kuehne & Nagel International AG, Registered Shares	5,627	1,674,765

Novartis AG, Registered Shares	148,794	13,642,368

OC Oerlikon Corp. AG, Registered Shares	28,833	162,699

Sulzer AG, Registered Shares(a)	2,363	200,333

Swiss Life Holding AG, Registered Shares	1,353	834,119

Swiss Prime Site AG, Registered Shares	4,172	347,305

Swiss Re AG	18,669	1,917,683

Swisscom AG, Registered Shares	4,166	2,659,527

Vontobel Holding AG, Registered Shares	2,108	136,834

Zurich Insurance Group AG	9,178	4,397,363

Total Switzerland		30,004,340

United Kingdom – 11.5%

Anglo American PLC	110,283	3,651,705

Ashmore Group PLC	58,411	172,322

Assura PLC	195,545	118,134

Aviva PLC	154,314	771,220

Bellway PLC	7,677	209,493

BP PLC	922,875	5,828,682

British American Tobacco PLC	167,197	5,872,187

British Land Co. PLC	51,265	245,813

BT Group PLC	612,376	1,103,957

Central Asia Metals PLC	21,384	62,531

Close Brothers Group PLC	15,019	167,318

CLS Holdings PLC	21,167	35,175

CMC Markets PLC(a)(b)	12,549	27,277

Crest Nicholson Holdings PLC	19,106	51,594

Currys PLC	69,461	50,457

DFS Furniture PLC(a)	26,089	43,935

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2023

Investments	Shares	Value

Diversified Energy Co. PLC	127,711	$149,381

Domino’s Pizza Group PLC	15,469	54,817

DS Smith PLC	61,657	239,762

Dunelm Group PLC(a)	9,277	126,750

Empiric Student Property PLC	35,683	39,841

FDM Group Holdings PLC	4,813	43,145

Forterra PLC(b)	13,867	34,052

Games Workshop Group PLC	1,500	178,791

Halfords Group PLC	16,973	36,684

Hargreaves Lansdown PLC	17,749	175,434

Hilton Food Group PLC	4,941	42,276

HSBC Holdings PLC	1,228,945	8,352,852

Ibstock PLC(b)	26,750	57,054

Imperial Brands PLC	108,327	2,496,659

Investec PLC	33,009	183,500

ITV PLC	282,400	289,116

J. Sainsbury PLC	153,737	529,776

Kingfisher PLC	115,260	372,245

Land Securities Group PLC	51,521	395,724

Legal & General Group PLC	353,482	1,044,143

Liontrust Asset Management PLC	4,818	60,883

Lloyds Banking Group PLC	2,513,060	1,481,392

Londonmetric Property PLC	89,786	194,944

ME Group International PLC	32,606	50,596

Moneysupermarket.com Group PLC	52,556	161,807

Morgan Advanced Materials PLC	11,997	41,979

Morgan Sindall Group PLC	2,226	46,515

National Grid PLC	304,712	4,131,186

Ninety One PLC(a)	16,850	38,585

OSB Group PLC	37,438	222,934

Pagegroup PLC	30,228	170,581

Pets at Home Group PLC	20,387	93,016

Primary Health Properties PLC(a)	51,668	64,652

Quilter PLC(b)	59,210	61,687

Redde Northgate PLC	31,843	136,031

Redrow PLC	25,225	148,524

Schroders PLC	41,647	236,874

Serica Energy PLC	20,456	56,024

Severn Trent PLC	11,662	415,137

SSE PLC	61,442	1,369,738

St. James’s Place PLC	15,691	234,948

TBC Bank Group PLC	4,791	132,694

Tesco PLC	369,638	1,214,352

TP ICAP Group PLC	29,529	65,757

Travis Perkins PLC	9,959	117,769

Tritax Big Box REIT PLC	76,252	131,900

Tyman PLC	15,844	47,115

United Utilities Group PLC	38,083	499,130

Vesuvius PLC	17,474	89,404

Vodafone Group PLC	2,294,185	2,533,124

Watkin Jones PLC	32,547	35,736

Wickes Group PLC	28,555	48,794

Workspace Group PLC	10,825	58,464

Total United Kingdom		47,646,074

United States – 2.2%

GSK PLC	274,890	4,856,996

Stellantis NV(a)	244,779	4,450,774

Total United States		9,307,770
TOTAL COMMON STOCKS (Cost: $380,598,603)		407,192,772

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree International LargeCap Dividend Fund(c)

(Cost: $894,280)	22,580	1,054,486

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.6%

United States – 9.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d)
(Cost: $39,582,958)	39,582,958	39,582,958

TOTAL INVESTMENTS IN SECURITIES – 108.4% (Cost: $421,075,841)		447,830,216

Other Assets less Liabilities – (8.4)%		(34,643,437)

NET ASSETS – 100.0%		$413,186,779

*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $55,711,563. The total market value of the collateral held by the Fund was $58,784,559. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,201,601.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree International LargeCap Dividend Fund	$882,052	$10,115,645	$9,560,803	$(520,832)	$138,424	$1,054,486	$144,253

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (concluded)

WisdomTree International High Dividend Fund (DTH)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	4/3/2023	326,525	AUD	1,500,000	DKK	$—	$(78)
Royal Bank of Canada	4/3/2023	454,077	AUD	280,000	EUR	—	(88)
						$—	$(166)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$407,192,772	$—	$—	$407,192,772
Exchange-Traded Fund	1,054,486	—	—	1,054,486
Investment of Cash Collateral for Securities Loaned	—	39,582,958	—	39,582,958
Total Investments in Securities	$408,247,258	$39,582,958	$—	$447,830,216
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(166)	$—	$(166)
Total – Net	$408,247,258	$39,582,792	$—	$447,830,050
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 98.8%

Australia – 13.1%

ANZ Group Holdings Ltd.	222,964	$3,424,141

Aristocrat Leisure Ltd.	10,820	269,577

BHP Group Ltd.	787,779	24,919,263

Coles Group Ltd.	69,409	837,690

Commonwealth Bank of Australia	86,478	5,694,562

CSL Ltd.	5,426	1,047,701

Goodman Group	34,284	431,451

Macquarie Group Ltd.	14,328	1,685,665

National Australia Bank Ltd.	185,306	3,440,294

Rio Tinto Ltd.	155,576	11,041,598

Santos Ltd.	137,725	636,465

Telstra Group Ltd.	835,389	2,361,098

Transurban Group	95,551	909,373

Wesfarmers Ltd.	44,826	1,508,617

Westpac Banking Corp.	158,162	2,294,423

Woodside Energy Group Ltd.	147,488	3,293,329

Woolworths Group Ltd.	31,099	789,403

Total Australia		64,584,650

Austria – 0.1%

OMV AG	15,597	716,111

Belgium – 0.7%

Anheuser-Busch InBev SA	15,064	1,003,744

KBC Group NV	28,144	1,935,527

UCB SA	3,250	291,093

Total Belgium		3,230,364

China – 0.7%

BOC Hong Kong Holdings Ltd.	616,134	1,919,054

Prosus NV*	6,530	510,379

Wilmar International Ltd.	263,500	834,369

Total China		3,263,802

Denmark – 1.4%

AP Moller – Maersk A/S, Class B	709	1,286,872

Carlsberg A/S, Class B	2,552	395,647

Coloplast A/S, Class B	4,261	560,423

Novo Nordisk A/S, Class B	21,772	3,447,804

Orsted A/S(a)	7,292	620,451

Tryg A/S	20,336	444,592

Total Denmark		6,755,789

Finland – 1.4%

Fortum Oyj*	58,011	889,613

Kone Oyj, Class B	17,022	887,690

Neste Oyj(b)	11,960	590,315

Nordea Bank Abp(b)	217,503	2,320,692

Sampo Oyj, Class A	33,616	1,587,981

UPM-Kymmene Oyj*	17,621	592,517

Total Finland		6,868,808

France – 13.7%

Air Liquide SA	9,392	1,573,447

Airbus SE	9,390	1,257,674

AXA SA	183,899	5,627,284

BNP Paribas SA	79,948	4,795,513

Capgemini SE	2,845	527,780

Cie de Saint-Gobain	16,494	937,569

Cie Generale des Etablissements Michelin SCA	26,434	808,302

Danone SA(b)	23,456	1,460,475

Engie SA(b)	202,057	3,199,355

EssilorLuxottica SA	5,639	1,016,997

Hermes International	845	1,711,245

Kering SA	2,787	1,816,762

L’Oreal SA	9,879	4,413,962

Legrand SA	5,500	502,418

LVMH Moet Hennessy Louis Vuitton SE	11,835	10,857,409

Orange SA	248,173	2,952,961

Pernod Ricard SA	8,381	1,900,325

Publicis Groupe SA	9,338	728,227

Sanofi	43,490	4,736,311

Schneider Electric SE	10,999	1,836,455

Societe Generale SA	51,551	1,164,118

Thales SA	6,062	898,009

TotalEnergies SE(b)	165,108	9,751,182

Veolia Environnement SA	26,267	810,473

Vinci SA	18,365	2,109,394

Total France		67,393,647

Germany – 9.6%

adidas AG	6,034	1,067,127

Allianz SE, Registered Shares	20,907	4,833,626

BASF SE	56,080	2,946,483

Bayer AG, Registered Shares	32,947	2,101,898

Bayerische Motoren Werke AG	37,477	4,109,962

Deutsche Bank AG, Registered Shares	40,134	407,955

Deutsche Boerse AG	3,522	686,661

Deutsche Post AG, Registered Shares	53,712	2,514,534

Deutsche Telekom AG, Registered Shares	224,763	5,457,730

E.ON SE	134,216	1,676,918

Hannover Rueck SE	5,432	1,064,353

Hapag-Lloyd AG(a)(b)	15,581	5,112,249

Henkel AG & Co. KGaA	7,224	525,851

Infineon Technologies AG	12,144	497,144

Mercedes-Benz Group AG	77,834	5,985,351

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	5,018	1,758,207

RWE AG	15,159	652,851

SAP SE	21,480	2,708,486

Siemens Healthineers AG(a)	17,981	1,035,770

Vantage Towers AG	10,273	377,468

Volkswagen AG	11,334	1,945,584

Total Germany		47,466,208

Hong Kong – 3.2%

AIA Group Ltd.	260,604	2,743,829

CLP Holdings Ltd.	128,000	924,541

Hang Seng Bank Ltd.	62,418	888,170

Henderson Land Development Co. Ltd.	363,219	1,256,237

Hong Kong & China Gas Co. Ltd.	913,925	804,492

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2023

Investments	Shares	Value

Hong Kong Exchanges & Clearing Ltd.	38,824	$1,722,115

Link REIT(b)	214,355	1,378,981

MTR Corp. Ltd.	330,938	1,595,679

Sun Hung Kai Properties Ltd.	212,942	2,983,920

Swire Properties Ltd.	307,200	790,507

Techtronic Industries Co. Ltd.	40,000	432,359

Total Hong Kong		15,520,830

Ireland – 0.2%

CRH PLC	23,940	1,208,797

Israel – 0.2%

Bank Hapoalim BM	29,915	247,170

Bank Leumi Le-Israel BM	103,282	774,475

Total Israel		1,021,645

Italy – 1.6%

Assicurazioni Generali SpA	84,363	1,684,641

Eni SpA(b)	241,465	3,385,755

Ferrari NV	2,247	608,604

Snam SpA	259,209	1,376,829

Terna – Rete Elettrica Nazionale(b)	124,374	1,022,364

Total Italy		8,078,193

Japan – 15.4%

Aeon Co. Ltd.	18,745	361,407

Asahi Group Holdings Ltd.	12,735	471,163

Astellas Pharma, Inc.	48,900	691,853

Bandai Namco Holdings, Inc.	20,100	430,196

Bridgestone Corp.	21,455	865,196

Canon, Inc.(b)	40,736	904,615

Chugai Pharmaceutical Co. Ltd.(b)	53,400	1,312,029

Dai-ichi Life Holdings, Inc.(b)	33,700	616,572

Daiichi Sankyo Co. Ltd.	12,000	434,773

Daikin Industries Ltd.	2,800	497,663

Daiwa House Industry Co. Ltd.	22,900	535,807

Denso Corp.	18,400	1,029,012

East Japan Railway Co.(b)	5,900	325,167

Eisai Co. Ltd.(b)	4,700	265,000

FANUC Corp.	22,875	818,131

Fast Retailing Co. Ltd.(b)	2,100	455,692

FUJIFILM Holdings Corp.	10,300	518,367

Fujitsu Ltd.	2,800	375,220

Hitachi Ltd.	18,400	1,002,606

Honda Motor Co. Ltd.(b)	60,200	1,587,662

Hoya Corp.	2,800	306,319

Inpex Corp.	60,000	629,799

ITOCHU Corp.(b)	48,700	1,573,812

Japan Post Holdings Co. Ltd.	163,600	1,323,281

Japan Tobacco, Inc.	108,609	2,283,327

Kao Corp.	12,500	485,292

KDDI Corp.	91,080	2,801,040

Keyence Corp.	1,000	484,259

Kirin Holdings Co. Ltd.	26,600	418,917

Komatsu Ltd.	34,867	858,510

Marubeni Corp.	117,000	1,578,432

Mitsubishi Corp.	76,605	2,734,618

Mitsubishi Electric Corp.	55,181	654,468

Mitsubishi Estate Co. Ltd.	28,100	332,855

Mitsubishi Heavy Industries Ltd.(b)	7,000	256,458

Mitsubishi UFJ Financial Group, Inc.	521,800	3,324,324

Mitsui & Co. Ltd.	81,900	2,532,876

Mitsui Fudosan Co. Ltd.	20,700	386,346

Mizuho Financial Group, Inc.	112,114	1,582,013

MS&AD Insurance Group Holdings, Inc.	25,800	795,964

Murata Manufacturing Co. Ltd.	14,810	894,676

Nintendo Co. Ltd.(b)	40,300	1,553,680

Nippon Steel Corp.	63,800	1,495,650

Nippon Telegraph & Telephone Corp.	143,904	4,283,926

Ono Pharmaceutical Co. Ltd.	15,300	317,749

Otsuka Holdings Co. Ltd.	12,200	385,278

Panasonic Holdings Corp.	63,784	566,479

Recruit Holdings Co. Ltd.	8,500	233,113

Secom Co. Ltd.	5,600	343,515

Sekisui House Ltd.	28,200	571,670

Seven & I Holdings Co. Ltd.	16,300	731,779

Shin-Etsu Chemical Co. Ltd.	65,000	2,087,873

Shionogi & Co. Ltd.	6,200	278,439

SMC Corp.	950	498,448

SoftBank Corp.(b)	373,600	4,292,091

Sompo Holdings, Inc.	18,100	714,263

Subaru Corp.	19,200	305,045

Sumitomo Corp.	97,010	1,706,367

Sumitomo Mitsui Financial Group, Inc.	64,394	2,563,374

Suzuki Motor Corp.(b)	9,317	336,305

Takeda Pharmaceutical Co. Ltd.	67,100	2,193,140

TDK Corp.	7,600	269,817

Tokio Marine Holdings, Inc.	99,400	1,902,260

Tokyo Electron Ltd.	16,950	2,042,813

Toshiba Corp.	9,100	303,926

Toyota Motor Corp.(b)	413,465	5,840,515

Total Japan		75,553,232

Netherlands – 1.7%

ASML Holding NV	3,712	2,521,370

Heineken Holding NV	6,076	558,137

Heineken NV	13,206	1,421,279

JDE Peet’s NV(b)	11,730	341,796

Koninklijke Ahold Delhaize NV	30,687	1,049,873

Koninklijke DSM NV	2,925	345,434

NN Group NV	16,050	583,460

Universal Music Group NV(b)	33,592	850,540

Wolters Kluwer NV	5,396	682,100

Total Netherlands		8,353,989

Norway – 1.5%

Aker BP ASA(b)	36,791	900,357

DNB Bank ASA	100,925	1,805,416

Equinor ASA	92,866	2,648,602

Telenor ASA	181,060	2,121,250

Total Norway		7,475,625

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2023

Investments	Shares	Value

Portugal – 0.3%

EDP – Energias de Portugal SA	161,543	$880,350

Jeronimo Martins SGPS SA	31,084	730,133

Total Portugal		1,610,483

Singapore – 2.1%

CapitaLand Investment Ltd.(b)	250,600	693,624

DBS Group Holdings Ltd.	139,634	3,465,776

Oversea-Chinese Banking Corp. Ltd.	276,312	2,570,779

Singapore Telecommunications Ltd.	807,100	1,493,337

United Overseas Bank Ltd.	97,986	2,193,271

Total Singapore		10,416,787

Spain – 4.0%

Banco Bilbao Vizcaya Argentaria SA(b)	299,004	2,134,608

Banco Santander SA(b)	558,122	2,077,429

CaixaBank SA	284,153	1,106,445

Endesa SA	126,726	2,753,629

Ferrovial SA	15,191	447,100

Iberdrola SA	253,070	3,157,776

Industria de Diseno Textil SA	102,989	3,457,475

Naturgy Energy Group SA(b)	60,598	1,826,968

Repsol SA	65,439	1,008,500

Telefonica SA(b)	422,860	1,825,261

Total Spain		19,795,191

Sweden – 1.8%

Assa Abloy AB, Class B	17,689	423,565

Atlas Copco AB, Class A	42,462	538,640

Atlas Copco AB, Class B	34,494	396,449

Epiroc AB, Class A(b)	11,782	233,832

EQT AB(b)	12,427	252,386

Essity AB, Class B(b)	16,367	467,829

Evolution AB(a)	3,058	409,383

Sandvik AB	26,352	558,575

Skandinaviska Enskilda Banken AB, Class A*(b)	89,473	986,662

Svenska Handelsbanken AB, Class A(b)	75,059	650,298

Swedbank AB, Class A(b)	84,571	1,387,693

Telefonaktiebolaget LM Ericsson, Class B(b)	116,002	677,919

Telia Co. AB(b)	381,451	970,038

Volvo AB, Class B(b)	44,846	924,854

Total Sweden		8,878,123

Switzerland – 10.8%

ABB Ltd., Registered Shares	51,862	1,780,867

Cie Financiere Richemont SA, Class A, Registered Shares	10,012	1,598,983

Geberit AG, Registered Shares	906	504,992

Givaudan SA, Registered Shares	175	569,509

Holcim AG, Registered Shares*	27,183	1,752,590

Kuehne & Nagel International AG, Registered Shares	4,993	1,486,067

Nestle SA, Registered Shares	93,570	11,416,247

Novartis AG, Registered Shares	125,389	11,496,451

Partners Group Holding AG	898	842,216

Roche Holding AG	25,255	7,213,937

Roche Holding AG, Bearer Shares(b)	3,702	1,114,389

SGS SA, Registered Shares	357	785,865

Sika AG, Registered Shares	1,932	540,338

Sonova Holding AG, Registered Shares	1,189	349,587

Swiss Life Holding AG, Registered Shares	1,442	888,988

Swiss Re AG	21,120	2,169,450

Swisscom AG, Registered Shares	3,265	2,084,339

UBS Group AG, Registered Shares	91,895	1,940,402

Zurich Insurance Group AG	9,667	4,631,652

Total Switzerland		53,166,869

United Kingdom – 13.7%

Anglo American PLC	91,537	3,030,985

Ashtead Group PLC	5,787	354,762

AstraZeneca PLC	34,613	4,806,987

Aviva PLC	145,565	727,495

BAE Systems PLC	84,916	1,031,675

Barclays PLC	598,093	1,078,209

BP PLC	754,995	4,768,387

British American Tobacco PLC	132,689	4,660,219

BT Group PLC	503,549	907,770

CNH Industrial NV	26,978	412,688

Compass Group PLC	22,500	565,583

Diageo PLC	60,355	2,696,981

HSBC Holdings PLC	1,366,318	9,286,544

Imperial Brands PLC	85,048	1,960,138

Legal & General Group PLC	388,500	1,147,582

Lloyds Banking Group PLC	2,885,199	1,700,760

London Stock Exchange Group PLC	5,746	558,993

National Grid PLC	263,921	3,578,155

Prudential PLC	42,970	585,495

Reckitt Benckiser Group PLC	27,931	2,126,683

RELX PLC	55,962	1,811,505

Shell PLC	363,346	10,371,148

SSE PLC	50,264	1,120,545

Standard Chartered PLC	52,050	395,282

Tesco PLC	311,328	1,022,790

Unilever PLC	86,529	4,482,830

Vodafone Group PLC	1,898,561	2,096,296

Total United Kingdom		67,286,487

United States – 1.6%

GSK PLC	226,944	4,009,844

Stellantis NV	201,487	3,663,603

Total United States		7,673,447
TOTAL COMMON STOCKS (Cost: $404,646,737)		486,319,077

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $325,076)	5,896	344,680

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2023

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.3%

United States – 7.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d)
(Cost: $35,830,045)	35,830,045	$35,830,045

TOTAL INVESTMENTS IN SECURITIES – 106.2% (Cost: $440,801,858)		522,493,802

Other Assets less Liabilities – (6.2)%		(30,659,394)

NET ASSETS – 100.0%		$491,834,408

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $46,880,996 and the total market value of the collateral held by the Fund was $49,531,340. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,701,295.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree International MidCap Dividend Fund	$—	$2,118,550	$1,709,700	$(83,774)	$19,604	$344,680	$37,637

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$486,319,077	$—	$—	$486,319,077
Exchange-Traded Fund	344,680	—	—	344,680
Investment of Cash Collateral for Securities Loaned	—	35,830,045	—	35,830,045
Total Investments in Securities	$486,663,757	$35,830,045	$—	$522,493,802

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 11.3%

AGL Energy Ltd.	35,995	$194,067

ALS Ltd.	14,148	117,119

Ampol Ltd.	19,021	388,422

Ansell Ltd.	3,624	64,393

APA Group	86,428	585,798

ASX Ltd.(a)	9,660	420,666

Aurizon Holdings Ltd.	94,036	211,615

Bank of Queensland Ltd.(a)	31,630	137,485

Bendigo & Adelaide Bank Ltd.(a)	28,048	162,867

BlueScope Steel Ltd.	13,808	186,345

Brambles Ltd.	39,788	357,883

Brickworks Ltd.(a)	7,010	106,341

carsales.com Ltd.	10,390	153,996

Challenger Ltd.	20,749	86,715

Charter Hall Group	14,613	107,658

Cochlear Ltd.	974	154,402

Computershare Ltd.	12,039	174,083

Dexus	100,286	504,421

Downer EDI Ltd.	30,643	70,394

Endeavour Group Ltd.(a)	47,048	213,325

GPT Group(a)	80,575	228,812

Harvey Norman Holdings Ltd.(a)	103,672	248,575

IDP Education Ltd.	3,305	60,451

IGO Ltd.	7,123	60,921

Iluka Resources Ltd.	16,055	114,195

Incitec Pivot Ltd.	131,366	275,385

Insurance Australia Group Ltd.	46,530	146,157

JB Hi-Fi Ltd.	11,289	321,108

Medibank Pvt Ltd.	140,072	315,213

Metcash Ltd.(a)	76,254	196,624

Mineral Resources Ltd.(a)	2,369	127,867

Mirvac Group(a)	183,382	255,466

New Hope Corp. Ltd.	82,227	312,806

NIB Holdings Ltd.(a)	21,321	100,672

Nine Entertainment Co. Holdings Ltd.(a)	112,445	148,361

Northern Star Resources Ltd.	25,914	213,651

Orica Ltd.	9,469	97,601

Origin Energy Ltd.	85,965	477,297

OZ Minerals Ltd.	3,235	60,904

Premier Investments Ltd.	6,200	108,337

QBE Insurance Group Ltd.	31,711	309,869

Qube Holdings Ltd.(a)	41,214	79,221

REA Group Ltd.(a)	1,764	163,074

Reece Ltd.(a)	9,767	113,494

Scentre Group	248,129	457,007

SEEK Ltd.	8,541	136,830

Seven Group Holdings Ltd.(a)	8,293	128,303

Sonic Healthcare Ltd.	20,452	477,229

South32 Ltd.	600,689	1,758,102

Steadfast Group Ltd.	35,695	139,854

Stockland	252,023	671,794

Suncorp Group Ltd.	37,934	307,670

TPG Telecom Ltd.(a)	66,319	216,756

Treasury Wine Estates Ltd.	16,848	147,481

Vicinity Ltd.	223,693	291,397

Viva Energy Group Ltd.(b)	131,087	266,021

Washington H Soul Pattinson & Co. Ltd.(a)	8,988	181,795

Whitehaven Coal Ltd.	59,812	269,598

Worley Ltd.	16,350	157,796

Total Australia		14,541,689

Austria – 1.7%

Andritz AG	4,739	320,763

BAWAG Group AG*(b)	6,552	317,909

Erste Group Bank AG	23,921	792,663

EVN AG	5,254	116,733

Telekom Austria AG*	22,102	166,888

Vienna Insurance Group AG Wiener Versicherung Gruppe	5,257	141,359

Voestalpine AG	7,653	260,081

Wienerberger AG	3,033	87,784

Total Austria		2,204,180

Belgium – 2.6%

Aedifica SA	1,333	107,314

Ageas SA/NV	18,456	799,254

Cofinimmo SA	2,658	235,499

D’ieteren Group	685	133,141

Elia Group SA/NV	1,052	138,982

Etablissements Franz Colruyt NV	5,046	147,581

Groupe Bruxelles Lambert NV	5,376	458,499

Melexis NV	1,768	204,378

Proximus SADP	34,925	337,476

Solvay SA	3,576	409,300

Umicore SA	4,963	168,286

Warehouses De Pauw CVA	5,303	157,403

Total Belgium		3,297,113

Burkina Faso – 0.2%

Endeavour Mining PLC	8,735	215,792

Denmark – 0.9%

Chr Hansen Holding A/S	1,893	143,841

Novozymes A/S, Class B	2,654	135,825

Pandora A/S	3,550	339,335

Royal Unibrew A/S	1,579	137,714

Topdanmark A/S*	8,135	435,192

Total Denmark		1,191,907

Egypt – 0.1%

Energean PLC	4,990	80,332

Finland – 1.8%

Elisa Oyj	9,527	575,080

Huhtamaki Oyj	2,470	91,777

Kesko Oyj, Class A(a)	6,194	134,320

Kesko Oyj, Class B	12,052	259,325

Kojamo Oyj	6,149	72,484

Metsa Board Oyj, Class B(a)	13,788	111,151

Metso Outotec Oyj	22,010	240,084

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2023

Investments	Shares	Value

Orion Oyj, Class B	3,178	$142,218

Stora Enso Oyj, Class R	20,234	263,359

TietoEVRY Oyj	5,756	180,854

Valmet Oyj(a)	8,055	261,141

Total Finland		2,331,793

France – 5.6%

ALD SA(b)	31,557	370,279

Arkema SA	2,090	206,178

BioMerieux	974	102,646

Bouygues SA	19,445	656,808

Bureau Veritas SA	8,142	234,150

Carrefour SA	20,137	407,584

Dassault Aviation SA	1,305	258,894

Eiffage SA	2,622	284,127

Elis SA	7,322	140,326

Eramet SA	1,385	144,755

Eurazeo SE	1,732	123,253

Gaztransport Et Technigaz SA	1,499	153,413

Gecina SA	3,355	348,284

Getlink SE	5,759	95,042

Imerys SA	2,759	119,301

Ipsen SA	941	103,769

Klepierre SA(a)	20,298	459,800

La Francaise des Jeux SAEM(b)	9,540	397,902

Lagardere SA	3,722	84,110

Nexans SA	763	75,850

Remy Cointreau SA	566	103,308

Rexel SA*	18,570	442,850

Rothschild & Co.	4,004	202,499

Rubis SCA	6,777	181,642

Societe BIC SA	1,361	85,910

Sodexo SA	1,982	193,930

Sopra Steria Group SACA	479	100,595

SPIE SA	4,008	116,439

Technip Energies NV	5,628	120,181

Valeo	4,466	91,753

Verallia SA(b)	3,731	159,304

Vivendi SE	43,109	435,573

Wendel SE	1,128	119,304

Total France		7,119,759

Germany – 4.8%

Aurubis AG	956	88,347

Bechtle AG	1,653	79,002

Brenntag SE	3,071	230,885

Carl Zeiss Meditec AG, Bearer Shares	701	97,485

DWS Group GmbH & Co. KGaA(b)	18,435	567,213

Encavis AG	3,874	66,416

Evonik Industries AG	23,696	498,414

Fielmann AG	3,431	143,066

Freenet AG	7,715	200,748

GEA Group AG	4,176	190,328

HeidelbergCement AG	8,542	624,203

Hochtief AG	2,205	184,127

HUGO BOSS AG	1,491	107,108

K & S AG, Registered Shares	2,260	48,113

MTU Aero Engines AG	659	165,103

Puma SE	2,724	168,276

Rheinmetall AG	751	223,237

Scout24 SE(b)	1,313	78,030

Sixt SE	1,200	159,838

Stroeer SE & Co. KGaA	2,280	120,536

Suedzucker AG	9,233	155,283

Synlab AG	5,117	53,259

Talanx AG	14,008	649,851

Telefonica Deutschland Holding AG	211,062	650,548

United Internet AG, Registered Shares	4,157	71,675

Wacker Chemie AG	3,058	496,361

Total Germany		6,117,452

Hong Kong – 3.8%

Bank of East Asia Ltd.(a)	117,380	149,230

Champion REIT(a)	301,000	129,220

Hang Lung Group Ltd.	86,000	151,843

Hang Lung Properties Ltd.	267,000	499,310

Hysan Development Co. Ltd.	70,000	198,855

New World Development Co. Ltd.	254,000	681,113

PCCW Ltd.	1,227,000	612,722

Power Assets Holdings Ltd.	210,000	1,126,249

Sino Land Co. Ltd.	590,566	798,962

Swire Pacific Ltd., Class A	40,000	307,263

Swire Pacific Ltd., Class B	157,500	194,820

Total Hong Kong		4,849,587

Ireland – 0.5%

AIB Group PLC	35,609	144,768

Glanbia PLC	6,947	100,836

Kingspan Group PLC	1,676	114,789

Smurfit Kappa Group PLC	8,314	301,061

Total Ireland		661,454

Israel – 2.1%

Alony Hetz Properties & Investments Ltd.	7,699	59,977

Amot Investments Ltd.	30,254	153,175

Ashtrom Group Ltd.	5,619	84,270

Azrieli Group Ltd.	2,951	168,668

Bezeq The Israeli Telecommunication Corp. Ltd.	122,057	165,629

Elbit Systems Ltd.	432	73,067

First International Bank of Israel Ltd.	4,084	143,481

ICL Group Ltd.	144,947	971,372

Israel Discount Bank Ltd., Class A	41,837	203,919

Mizrahi Tefahot Bank Ltd.	13,354	416,125

Phoenix Holdings Ltd.	14,241	140,802

Strauss Group Ltd.*	3,500	78,784

Total Israel		2,659,269

Italy – 4.9%

A2A SpA(a)	194,976	311,393

ACEA SpA	11,374	155,702

Amplifon SpA(a)	2,281	79,153

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2023

Investments	Shares	Value

Banca Generali SpA(a)	6,992	$223,184

Banca Mediolanum SpA	36,019	327,072

Banco BPM SpA(a)	84,175	329,684

BPER Banca(a)	39,677	97,982

Brembo SpA	7,343	107,700

Buzzi Unicem SpA(a)	4,880	118,550

Davide Campari-Milano NV	9,799	119,769

De’ Longhi SpA	6,412	146,711

DiaSorin SpA(a)	390	41,126

ERG SpA	5,852	177,767

FinecoBank Banca Fineco SpA	15,682	240,913

Hera SpA	63,527	179,587

Infrastrutture Wireless Italiane SpA(b)	30,570	402,539

Italgas SpA(a)	59,629	364,410

Leonardo SpA	9,936	116,801

Mediobanca Banca di Credito Finanziario SpA	57,635	580,339

Moncler SpA	3,519	242,927

Poste Italiane SpA(b)	78,818	805,967

Prysmian SpA	4,174	175,498

Recordati Industria Chimica e Farmaceutica SpA	5,479	231,916

Unipol Gruppo SpA	32,597	167,903

UnipolSai Assicurazioni SpA(a)	229,550	580,591

Total Italy		6,325,184

Japan – 24.7%

ABC-Mart, Inc.	1,978	108,791

Advantest Corp.(a)	3,400	310,647

AGC, Inc.	9,028	334,081

Air Water, Inc.	7,000	87,309

Aisin Corp.(a)	10,900	298,524

Alfresa Holdings Corp.(a)	9,500	121,061

Amada Co. Ltd.	14,000	130,228

Aozora Bank Ltd.(a)	6,300	113,560

Asahi Kasei Corp.	40,100	279,094

Azbil Corp.(a)	2,000	54,249

Bank of Kyoto Ltd.(a)	1,800	84,529

Brother Industries Ltd.	6,400	95,791

Canon Marketing Japan, Inc.	5,000	118,341

Capcom Co. Ltd.	3,800	135,194

Casio Computer Co. Ltd.(a)	7,900	77,047

Chiba Bank Ltd.	21,700	139,406

Chubu Electric Power Co., Inc.	25,200	264,894

Coca-Cola Bottlers Japan Holdings, Inc.	10,200	110,745

COMSYS Holdings Corp.(a)	5,200	95,451

Concordia Financial Group Ltd.(a)	40,900	149,968

Cosmo Energy Holdings Co. Ltd.	5,400	173,860

CyberAgent, Inc.	7,700	64,509

Dai Nippon Printing Co. Ltd.(a)	6,579	183,148

Daifuku Co. Ltd.	5,700	104,629

Daito Trust Construction Co. Ltd.	3,520	348,853

Daiwa Securities Group, Inc.(a)	76,200	355,550

Dentsu Group, Inc.	7,700	269,028

Disco Corp.	3,900	448,343

Dowa Holdings Co. Ltd.	1,300	41,464

Ebara Corp.	2,700	124,359

Electric Power Development Co. Ltd.(a)	6,700	107,279

ENEOS Holdings, Inc.	179,600	627,770

Fuji Electric Co. Ltd.	2,875	112,330

Fukuoka Financial Group, Inc.(a)	6,600	126,406

Hakuhodo DY Holdings, Inc.(a)	8,800	98,850

Hamamatsu Photonics KK	2,500	133,556

Hankyu Hanshin Holdings, Inc.	3,900	115,016

Haseko Corp.	14,700	169,985

Hirose Electric Co. Ltd.(a)	1,675	217,351

Hitachi Construction Machinery Co. Ltd.	7,500	173,285

Hulic Co. Ltd.	26,000	212,353

Idemitsu Kosan Co. Ltd.(a)	13,866	302,137

IHI Corp.(a)	5,500	137,200

Iida Group Holdings Co. Ltd.(a)	10,100	163,843

Internet Initiative Japan, Inc.(a)	3,800	78,461

Isuzu Motors Ltd.	28,700	340,501

Itochu Techno-Solutions Corp.	5,800	141,851

J. Front Retailing Co. Ltd.	8,800	87,412

Japan Exchange Group, Inc.(a)	13,900	210,813

Japan Metropolitan Fund Invest	352	255,755

Japan Post Insurance Co. Ltd.	12,900	200,348

Kajima Corp.	18,776	225,442

Kakaku.com, Inc.(a)	3,500	47,468

Kamigumi Co. Ltd.	6,200	129,506

Kansai Electric Power Co., Inc.	34,300	332,717

Kansai Paint Co. Ltd.	3,800	51,051

Kawasaki Heavy Industries Ltd.(a)	3,600	78,281

Kawasaki Kisen Kaisha Ltd.(a)	24,500	556,860

Kewpie Corp.	6,900	115,510

Kikkoman Corp.	1,600	81,028

Koei Tecmo Holdings Co. Ltd.(a)	8,020	143,901

Konami Group Corp.(a)	3,200	145,946

Kose Corp.	700	82,471

Kuraray Co. Ltd.	18,400	168,253

Kurita Water Industries Ltd.(a)	2,200	99,842

Kyushu Railway Co.(a)	5,300	117,437

Lawson, Inc.	3,900	164,393

Marui Group Co. Ltd.(a)	5,800	88,161

MatsukiyoCocokara & Co.	2,000	105,342

Mazda Motor Corp.	22,600	208,017

Mebuki Financial Group, Inc.(a)	43,000	104,681

Medipal Holdings Corp.	5,700	77,262

MEIJI Holdings Co. Ltd.(a)	14,200	336,622

MISUMI Group, Inc.	2,600	64,468

Mitsubishi Chemical Group Corp.	59,100	348,898

Mitsubishi Gas Chemical Co., Inc.	8,200	120,945

Mitsui Chemicals, Inc.(a)	8,100	207,536

Mitsui OSK Lines Ltd.(a)	47,100	1,171,395

Nabtesco Corp.	3,000	73,033

NEC Corp.	5,400	206,928

NGK Insulators Ltd.(a)	16,900	222,472

NGK Spark Plug Co. Ltd.(a)	14,700	302,196

NH Foods Ltd.(a)	2,300	66,275

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2023

Investments	Shares	Value

Nikon Corp.(a)	9,700	$98,756

Nippon Express Holdings, Inc.	2,300	137,734

Nippon Sanso Holdings Corp.	6,800	121,704

Nippon Shinyaku Co. Ltd.	1,800	78,849

Nippon Yusen KK(a)	67,800	1,573,628

Nissan Chemical Corp.(a)	4,300	193,531

Nisshin Seifun Group, Inc.(a)	7,400	86,238

Nissin Foods Holdings Co. Ltd.	1,900	173,169

Nitto Denko Corp.	5,800	372,605

NOF Corp.(a)	2,800	129,807

Nomura Holdings, Inc.	118,000	451,909

Nomura Real Estate Holdings, Inc.	9,368	206,238

NSK Ltd.(a)	25,200	143,145

Obayashi Corp.	32,000	243,565

Oji Holdings Corp.	25,862	101,823

Open House Group Co. Ltd.	2,800	104,140

Oracle Corp.	2,300	164,693

Osaka Gas Co. Ltd.	9,700	158,958

Otsuka Corp.	4,200	147,847

Persol Holdings Co. Ltd.	3,600	71,789

Pola Orbis Holdings, Inc.	7,000	90,570

Resona Holdings, Inc.	72,500	348,364

Resonac Holdings Corp.	4,500	73,574

Ricoh Co. Ltd.	16,200	120,627

Rohm Co. Ltd.	1,900	156,608

Ryohin Keikaku Co. Ltd.	7,900	89,275

Sankyo Co. Ltd.	2,400	99,722

Santen Pharmaceutical Co. Ltd.(a)	16,700	141,791

SBI Holdings, Inc.(a)	20,800	410,092

SCREEN Holdings Co. Ltd.(a)	1,800	157,563

SCSK Corp.	8,000	116,312

Sega Sammy Holdings, Inc.	7,500	141,615

Seiko Epson Corp.(a)	10,200	144,160

Sekisui Chemical Co. Ltd.	11,000	155,053

Seven Bank Ltd.(a)	76,300	151,924

SG Holdings Co. Ltd.	16,600	244,466

Sharp Corp.(a)	24,600	172,453

Shimadzu Corp.	3,500	108,874

Shimamura Co. Ltd.	1,200	121,722

Shimizu Corp.(a)	18,000	101,435

SHO-BOND Holdings Co. Ltd.	3,100	127,643

Sohgo Security Services Co. Ltd.	3,100	83,038

Sojitz Corp.(a)	17,580	364,968

Square Enix Holdings Co. Ltd.	3,700	176,813

SUMCO Corp.	10,900	162,243

Sumitomo Chemical Co. Ltd.(a)	74,100	247,761

Sumitomo Electric Industries Ltd.	22,912	292,146

Sumitomo Forestry Co. Ltd.	15,000	295,289

Sumitomo Heavy Industries Ltd.	8,100	197,190

Sumitomo Metal Mining Co. Ltd.	15,700	595,607

Sumitomo Mitsui Trust Holdings, Inc.	13,900	474,265

Sumitomo Pharma Co. Ltd.(a)	11,490	69,929

Sumitomo Realty & Development Co. Ltd.	6,800	152,360

Sumitomo Rubber Industries Ltd.	8,100	72,790

Sundrug Co. Ltd.	3,000	81,937

Suntory Beverage & Food Ltd.	5,100	189,109

T&D Holdings, Inc.	21,851	269,423

Taisei Corp.(a)	5,775	177,689

Taiyo Yuden Co. Ltd.(a)	2,200	73,394

TechnoPro Holdings, Inc.	2,900	79,424

THK Co. Ltd.	4,500	103,295

TIS, Inc.	4,300	112,758

Tokyo Gas Co. Ltd.	14,900	279,438

Tokyo Tatemono Co. Ltd.	9,200	111,639

Tokyu Corp.(a)	6,200	82,083

Tokyu Fudosan Holdings Corp.(a)	22,800	108,784

Toray Industries, Inc.(a)	35,200	200,055

Tosoh Corp.	24,000	324,051

TOTO Ltd.(a)	3,400	112,916

Toyo Seikan Group Holdings Ltd.(a)	12,100	166,012

Toyo Suisan Kaisha Ltd.	1,600	66,722

Toyota Boshoku Corp.(a)	6,700	107,581

Toyota Tsusho Corp.	11,400	481,389

Trend Micro, Inc.	4,830	234,804

Tsuruha Holdings, Inc.	900	59,847

USS Co. Ltd.	11,700	201,754

West Japan Railway Co.	4,400	180,410

Yakult Honsha Co. Ltd.	2,400	173,657

Yamada Holdings Co. Ltd.(a)	31,900	109,297

Yamaha Motor Co. Ltd.	12,460	323,928

Yamato Holdings Co. Ltd.	6,900	117,635

Yaskawa Electric Corp.(a)	4,300	186,423

Yokogawa Electric Corp.	4,200	67,849

Yokohama Rubber Co. Ltd.	4,600	96,673

ZOZO, Inc.(a)	6,300	142,719

Total Japan		31,720,557

Netherlands – 4.3%

Aalberts NV	2,370	111,776

Aegon NV	80,869	347,135

Arcadis NV	2,378	97,556

ASM International NV	410	165,661

ASR Nederland NV	10,928	436,204

BE Semiconductor Industries NV	4,314	375,424

CTP NV(b)	13,490	174,702

Euronext NV(b)	2,916	223,604

IMCD NV(a)	719	117,486

Koninklijke KPN NV	265,059	937,641

Koninklijke Vopak NV	6,991	246,774

OCI NV(a)	28,544	969,424

Randstad NV(a)	15,627	926,996

SBM Offshore NV	11,140	165,509

Signify NV(b)	5,166	171,970

Total Netherlands		5,467,862

Norway – 2.5%

Aker ASA, Class A	2,097	134,553

Gjensidige Forsikring ASA(a)	25,001	408,921

Kongsberg Gruppen ASA	1,945	78,520

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2023

Investments	Shares	Value

Leroy Seafood Group ASA	28,475	$147,635

Mowi ASA	17,170	317,067

Norsk Hydro ASA	88,775	659,470

Orkla ASA	34,079	241,639

Salmar ASA	6,595	287,021

SpareBank 1 SR-Bank ASA	11,128	128,566

Storebrand ASA	19,238	147,539

Wallenius Wilhelmsen ASA	11,836	85,551

Yara International ASA	13,357	578,887

Total Norway		3,215,369

Portugal – 0.4%

Galp Energia SGPS SA	33,937	385,669

Navigator Co. SA	46,500	166,514

Total Portugal		552,183

Singapore – 5.3%

BOC Aviation Ltd.(b)	24,000	185,428

CapitaLand Ascendas REIT	319,500	687,277

CapitaLand Ascott Trust	178,400	133,510

CapitaLand Integrated Commercial Trust	476,800	710,063

City Developments Ltd.	34,100	189,024

ComfortDelGro Corp. Ltd.	112,500	99,846

Frasers Centrepoint Trust	96,700	166,555

Frasers Logistics & Commercial Trust	355,000	349,780

Genting Singapore Ltd.	266,800	224,750

Jardine Cycle & Carriage Ltd.(a)	22,111	520,200

Keppel Corp. Ltd.	82,800	350,618

Keppel REIT	325,400	216,599

Mapletree Industrial Trust	233,300	415,871

Mapletree Logistics Trust(a)	236,100	303,660

Mapletree Pan Asia Commercial Trust	249,100	337,242

NetLink NBN Trust	232,500	150,389

Olam Group Ltd.	211,300	249,514

Sembcorp Industries Ltd.	61,100	201,285

Singapore Exchange Ltd.	53,400	377,541

Singapore Technologies Engineering Ltd.	142,100	391,174

Suntec Real Estate Investment Trust	232,700	250,281

UOL Group Ltd.	16,200	84,439

Venture Corp. Ltd.	10,500	139,547

Total Singapore		6,734,593

Spain – 4.0%

Acciona SA	1,632	327,489

Acerinox SA	20,804	214,136

ACS Actividades de Construccion y Servicios SA	28,580	911,339

Banco de Sabadell SA(a)	190,201	204,330

Bankinter SA(a)	45,916	260,701

Cia de Distribucion Integral Logista Holdings SA	11,865	296,487

Cie Automotive SA	3,429	98,724

Enagas SA(a)	23,641	454,620

Fluidra SA	8,075	142,036

Grupo Catalana Occidente SA	5,484	173,083

Inmobiliaria Colonial Socimi SA	24,274	153,620

Laboratorios Farmaceuticos Rovi SA	1,873	78,304

Mapfre SA	210,276	424,468

Merlin Properties Socimi SA	69,370	607,458

Red Electrica Corp. SA	29,045	511,206

Unicaja Banco SA(a)(b)	69,713	74,831

Viscofan SA	2,099	150,510

Total Spain		5,083,342

Sweden – 4.0%

Alfa Laval AB	8,346	297,555

Avanza Bank Holding AB(a)	6,451	151,173

Axfood AB	7,867	192,094

Billerud AB	9,365	96,228

Boliden AB	10,886	428,110

Epiroc AB, Class B	8,103	137,882

Fabege AB(a)	15,484	118,890

Hexpol AB	16,041	198,781

Holmen AB, Class B(a)	1,921	73,953

Husqvarna AB, Class B(a)	22,067	191,185

Industrivarden AB, Class A	6,152	165,939

Industrivarden AB, Class C(a)	4,038	108,723

Indutrade AB(a)	3,976	84,393

Investment AB Latour, Class B(a)	9,832	199,683

Lifco AB, Class B	5,149	110,731

Nordnet AB publ	9,819	161,684

Saab AB, Class B	1,522	92,616

Sagax AB, Class B(a)	2,928	67,429

Securitas AB, Class B(a)	20,099	178,864

SKF AB, Class B	15,359	302,157

SSAB AB, Class B	86,514	616,721

Svenska Cellulosa AB SCA, Class B(a)	8,731	114,889

Sweco AB, Class B	8,974	113,802

Tele2 AB, Class B	41,448	412,699

Thule Group AB(b)	4,371	107,362

Trelleborg AB, Class B(a)	4,787	136,138

Volvo AB, Class A	13,574	291,912

Total Sweden		5,151,593

Switzerland – 4.8%

Allreal Holding AG, Registered Shares	878	148,200

Baloise Holding AG, Registered Shares	3,296	513,765

Banque Cantonale Vaudoise, Registered Shares(a)	4,601	434,641

BKW AG	1,151	181,177

Cembra Money Bank AG	1,425	112,075

Clariant AG, Registered Shares*	5,652	93,483

Coca-Cola HBC AG*	9,613	263,037

DKSH Holding AG	2,411	194,374

EFG International AG*	17,472	171,172

Galenica AG(b)	2,103	178,060

Georg Fischer AG, Registered Shares	1,614	125,262

Helvetia Holding AG, Registered Shares	3,893	542,902

Julius Baer Group Ltd.	10,235	698,205

Logitech International SA, Registered Shares	3,029	176,060

OC Oerlikon Corp. AG, Registered Shares	15,546	87,723

PSP Swiss Property AG, Registered Shares	2,051	233,489

Schindler Holding AG, Participation Certificate	957	211,712

Schindler Holding AG, Registered Shares	1,503	317,529

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2023

Investments	Shares	Value

SFS Group AG	900	$116,644

SIG Group AG*(a)	7,514	193,453

Stadler Rail AG(a)	2,763	107,973

Swatch Group AG, Bearer Shares	638	218,871

Swatch Group AG, Registered Shares	2,676	169,310

Swiss Prime Site AG, Registered Shares	2,864	238,419

Temenos AG, Registered Shares	1,070	74,117

VAT Group AG(a)(b)	658	236,392

Vontobel Holding AG, Registered Shares	2,627	170,523

Total Switzerland		6,208,568

United Kingdom – 8.8%

Airtel Africa PLC(b)	168,884	222,390

Associated British Foods PLC	17,809	427,187

Auto Trader Group PLC(b)	13,889	105,820

Balfour Beatty PLC	26,981	124,235

Beazley PLC	16,797	124,093

Bellway PLC	6,239	170,253

Big Yellow Group PLC	8,507	122,961

British Land Co. PLC	45,944	220,299

Britvic PLC	13,422	147,867

Bunzl PLC	8,464	319,925

Burberry Group PLC	8,045	257,236

Centrica PLC	85,348	111,913

Computacenter PLC	3,775	99,793

ConvaTec Group PLC(b)	37,601	106,280

Croda International PLC	1,987	159,645

DCC PLC	2,785	162,465

Derwent London PLC	3,119	90,936

Dr. Martens PLC(a)	17,649	31,053

Drax Group PLC	21,601	162,254

DS Smith PLC	58,571	227,761

Fresnillo PLC	20,889	192,678

Games Workshop Group PLC	1,347	160,554

Halma PLC	2,297	63,306

Harbour Energy PLC	37,887	128,544

Hargreaves Lansdown PLC	18,674	184,577

Howden Joinery Group PLC	17,641	152,249

IMI PLC	4,750	90,094

Inchcape PLC	16,858	161,437

InterContinental Hotels Group PLC	4,642	304,888

Intertek Group PLC	3,493	175,046

Investec PLC	31,660	176,000

ITV PLC	254,552	260,605

J. Sainsbury PLC	134,483	463,427

Kingfisher PLC	97,469	314,787

Land Securities Group PLC	38,551	296,104

Mondi PLC	15,193	240,829

Next PLC	4,376	355,592

OSB Group PLC	40,113	238,863

Pearson PLC	13,273	138,578

Pennon Group PLC	8,192	88,527

Renishaw PLC	1,394	70,565

Rentokil Initial PLC	20,623	150,854

Rightmove PLC	12,575	87,537

Rotork PLC	16,515	64,282

RS Group PLC	9,999	113,000

Sage Group PLC	23,713	227,230

Schroders PLC	52,377	297,903

Segro PLC	31,642	300,314

Severn Trent PLC	8,741	311,157

Smith & Nephew PLC	25,747	357,187

Smiths Group PLC	8,185	173,716

Spectris PLC	2,388	108,037

Spirax-Sarco Engineering PLC	895	131,190

St. James’s Place PLC	24,268	363,375

Tate & Lyle PLC	10,393	100,824

Tritax Big Box REIT PLC	76,557	132,428

Unite Group PLC	15,550	184,481

United Utilities Group PLC	25,340	332,115

Weir Group PLC	4,102	94,287

Whitbread PLC	3,505	129,448

Total United Kingdom		11,310,981
TOTAL COMMON STOCKS (Cost: $122,771,827)		127,040,559

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.8%

United States – 10.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $13,788,259)	13,788,259	13,788,259

TOTAL INVESTMENTS IN SECURITIES – 109.9% (Cost: $136,560,086)		140,828,818

Other Assets less Liabilities – (9.9)%		(12,653,488)

NET ASSETS – 100.0%		$128,175,330

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,398,066 and the total market value of the collateral held by the Fund was $24,797,308. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,009,049.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	4/4/2023	48,789	USD	45,000	EUR	$—	$(102)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$127,040,559	$—	$—	$127,040,559
Investment of Cash Collateral for Securities Loaned	—	13,788,259	—	13,788,259
Total Investments in Securities	$127,040,559	$13,788,259	$—	$140,828,818
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(102)	$—	$(102)
Total – Net	$127,040,559	$13,788,157	$—	$140,828,716
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments

WisdomTree International Multifactor Fund (DWMF)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 9.7%

ANZ Group Holdings Ltd.	46,401	$712,597

Aristocrat Leisure Ltd.	1,672	41,657

BHP Group Ltd.	18,475	584,407

BlueScope Steel Ltd.	9,643	130,137

Brambles Ltd.	37,683	338,949

Coles Group Ltd.	18,385	221,887

Computershare Ltd.	18,354	265,397

Insurance Australia Group Ltd.	59,112	185,678

Medibank Pvt Ltd.(a)	57,923	130,348

National Australia Bank Ltd.(a)	3,914	72,665

Pilbara Minerals Ltd.(a)	13,746	36,273

Qantas Airways Ltd.*	25,393	112,586

QBE Insurance Group Ltd.	26,624	260,161

South32 Ltd.	46,347	135,649

Suncorp Group Ltd.	4,452	36,109

Telstra Group Ltd.	36,576	103,376

Westpac Banking Corp.(a)	30,279	439,251

Woolworths Group Ltd.	3,198	81,177

Total Australia		3,888,304

Austria – 0.4%

Erste Group Bank AG	993	32,905

OMV AG	2,359	108,309

Total Austria		141,214

China – 1.3%

BOC Hong Kong Holdings Ltd.	42,000	130,816

SITC International Holdings Co. Ltd.	18,000	38,660

Wilmar International Ltd.	113,300	358,763

Total China		528,239

Denmark – 0.4%

AP Moller – Maersk A/S, Class B	17	30,856

Novo Nordisk A/S, Class B	943	149,333

Total Denmark		180,189

Finland – 2.0%

Elisa Oyj	8,054	486,165

Fortum Oyj*	2,521	38,660

Orion Oyj, Class B	6,574	294,192

Total Finland		819,017

France – 11.2%

Bollore SE	6,856	42,383

Carrefour SA	9,378	189,816

Dassault Aviation SA	2,173	431,092

Eiffage SA	1,474	159,726

Engie SA	14,232	225,348

Ipsen SA	2,227	245,582

La Francaise des Jeux SAEM(b)	7,907	329,792

Orange SA	37,331	444,194

Publicis Groupe SA	3,317	258,677

Sanofi	6,297	685,779

Sodexo SA	3,269	319,858

Thales SA	1,818	269,314

TotalEnergies SE(a)	9,232	545,237

Vivendi SE	26,356	266,301

Wendel SE	555	58,700

Total France		4,471,799

Germany – 4.6%

Bayer AG, Registered Shares	4,339	276,812

Bayerische Motoren Werke AG	2,772	303,995

Deutsche Lufthansa AG, Registered Shares*	15,423	171,920

Deutsche Telekom AG, Registered Shares	30,756	746,822

E.ON SE	24,015	300,048

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	103	36,089

Total Germany		1,835,686

Hong Kong – 4.3%

CK Asset Holdings Ltd.	29,000	176,033

Hongkong Land Holdings Ltd.	12,500	54,875

Jardine Matheson Holdings Ltd.	7,300	354,561

MTR Corp. Ltd.	22,500	108,488

Power Assets Holdings Ltd.	12,500	67,039

Sino Land Co. Ltd.	127,498	172,489

Sun Hung Kai Properties Ltd.	32,000	448,410

Swire Pacific Ltd., Class A	15,500	119,064

WH Group Ltd.(b)	362,000	215,818

Total Hong Kong		1,716,777

Israel – 1.1%

Check Point Software Technologies Ltd.*	3,054	397,020

ZIM Integrated Shipping Services Ltd.(a)	1,001	23,604

Total Israel		420,624

Italy – 1.0%

Eni SpA(a)	18,681	261,940

Poste Italiane SpA(b)	12,436	127,166

Total Italy		389,106

Japan – 19.8%

AGC, Inc.	7,700	284,939

Astellas Pharma, Inc.	1,400	19,808

Canon, Inc.	9,000	199,861

Chiba Bank Ltd.(a)	5,500	35,333

Dai Nippon Printing Co. Ltd.(a)	7,900	219,923

Dai-ichi Life Holdings, Inc.	8,000	146,367

Daito Trust Construction Co. Ltd.	600	59,464

Daiwa House Industry Co. Ltd.	3,300	77,212

East Japan Railway Co.(a)	400	22,045

Hankyu Hanshin Holdings, Inc.	1,000	29,491

Hulic Co. Ltd.	3,000	24,502

Idemitsu Kosan Co. Ltd.	3,700	80,622

Inpex Corp.	9,500	99,718

ITOCHU Corp.	3,400	109,876

Japan Airlines Co. Ltd.	2,300	44,621

Japan Post Holdings Co. Ltd.	19,300	156,108

Japan Post Insurance Co. Ltd.	8,800	136,672

Japan Tobacco, Inc.	3,800	79,889

Kajima Corp.	14,000	168,097

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2023

Investments	Shares	Value

KDDI Corp.	2,600	$79,959

Kintetsu Group Holdings Co. Ltd.(a)	1,400	44,864

Kirin Holdings Co. Ltd.	2,500	39,372

Komatsu Ltd.	1,600	39,396

Marubeni Corp.	2,900	39,124

Mazda Motor Corp.	4,300	39,579

McDonald’s Holdings Co. Japan Ltd.(a)	3,600	149,313

MEIJI Holdings Co. Ltd.	1,600	37,929

Mitsubishi Corp.	1,400	49,977

Mitsubishi Heavy Industries Ltd.(a)	3,100	113,574

Mitsui Fudosan Co. Ltd.	8,500	158,645

Mitsui OSK Lines Ltd.(a)	1,500	37,306

Mizuho Financial Group, Inc.	11,600	163,685

MS&AD Insurance Group Holdings, Inc.	7,800	240,640

NGK Insulators Ltd.	3,200	42,125

Nippon Express Holdings, Inc.	800	47,907

Nippon Steel Corp.	1,800	42,197

Nippon Telegraph & Telephone Corp.	3,500	104,193

Nippon Yusen KK(a)	4,100	95,160

Nissin Foods Holdings Co. Ltd.	900	82,027

Nomura Real Estate Holdings, Inc.	900	19,814

Obayashi Corp.	28,100	213,880

Oji Holdings Corp.	106,600	419,704

Ono Pharmaceutical Co. Ltd.	4,100	85,148

Osaka Gas Co. Ltd.	9,400	154,042

Otsuka Holdings Co. Ltd.	3,100	97,898

Pan Pacific International Holdings Corp.	2,300	44,224

SBI Holdings, Inc.(a)	2,200	43,375

SCSK Corp.	2,100	30,532

Secom Co. Ltd.	3,200	196,294

Seiko Epson Corp.(a)	1,500	21,200

Sekisui Chemical Co. Ltd.	8,100	114,175

Sekisui House Ltd.	7,100	143,931

SG Holdings Co. Ltd.	10,200	150,214

Shionogi & Co. Ltd.	1,500	67,364

SoftBank Corp.	2,000	22,977

Square Enix Holdings Co. Ltd.	900	43,009

Subaru Corp.	2,500	39,719

Sumitomo Corp.	3,100	54,528

Sumitomo Mitsui Financial Group, Inc.(a)	1,200	47,769

Suntory Beverage & Food Ltd.	600	22,248

Taisei Corp.	1,300	39,999

Takeda Pharmaceutical Co. Ltd.	3,900	127,470

TIS, Inc.	4,000	104,892

Tobu Railway Co. Ltd.(a)	2,100	50,019

Tokio Marine Holdings, Inc.	8,300	158,841

Tokyo Gas Co. Ltd.	3,500	65,640

Tokyu Corp.(a)	28,400	375,992

Toshiba Corp.(a)	21,300	711,387

Tosoh Corp.	1,600	21,603

USS Co. Ltd.	7,100	122,432

Yakult Honsha Co. Ltd.	6,000	434,142

Yamato Holdings Co. Ltd.(a)	2,600	44,326

Total Japan		7,930,308

Luxembourg – 0.1%

ArcelorMittal SA	1,179	35,699

Netherlands – 4.2%

Heineken Holding NV	3,193	293,307

Koninklijke Ahold Delhaize NV(a)	12,579	430,357

Koninklijke KPN NV(a)	108,225	382,844

OCI NV	7,457	253,258

Randstad NV(a)	572	33,931

Wolters Kluwer NV(a)	2,300	290,739

Total Netherlands		1,684,436

New Zealand – 0.8%

Mercury NZ Ltd.	34,441	135,968

Spark New Zealand Ltd.	53,384	169,002

Total New Zealand		304,970

Norway – 3.2%

Equinor ASA	6,206	176,999

Kongsberg Gruppen ASA	2,033	82,073

Mowi ASA	7,331	135,377

Orkla ASA	64,080	454,362

Telenor ASA	14,938	175,010

Yara International ASA	6,231	270,049

Total Norway		1,293,870

Portugal – 1.4%

Jeronimo Martins SGPS SA	23,884	561,012

Russia – 0.0%

Evraz PLC*†	17,300	0

Singapore – 4.7%

CapitaLand Ascendas REIT	91,800	197,471

City Developments Ltd.	33,900	187,916

DBS Group Holdings Ltd.	12,500	310,255

Genting Singapore Ltd.	259,400	218,516

Jardine Cycle & Carriage Ltd.	6,700	157,629

Singapore Airlines Ltd.(a)	45,300	195,231

Singapore Exchange Ltd.	21,800	154,127

Singapore Technologies Engineering Ltd.	16,200	44,596

Singapore Telecommunications Ltd.	119,600	221,290

Venture Corp. Ltd.	14,600	194,037

Total Singapore		1,881,068

Spain – 5.4%

Acciona SA(a)	527	105,752

Banco Bilbao Vizcaya Argentaria SA(a)	36,206	258,477

Corp. ACCIONA Energias Renovables SA	1,082	42,037

Enagas SA	23,115	444,505

Endesa SA(a)	13,112	284,911

Iberdrola SA	23,390	291,858

Industria de Diseno Textil SA	8,364	280,790

Naturgy Energy Group SA	5,956	179,567

Repsol SA	17,578	270,900

Total Spain		2,158,797

Sweden – 2.0%

Essity AB, Class B(a)	5,448	155,724

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (continued)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2023

Investments	Shares	Value

Svenska Handelsbanken AB, Class A	52,592	$455,648

Swedbank AB, Class A(a)	12,373	203,024

Total Sweden		814,396

Switzerland – 7.3%

Baloise Holding AG, Registered Shares	1,083	168,813

Banque Cantonale Vaudoise, Registered Shares(a)	2,102	198,569

Coca-Cola HBC AG*	2,143	58,638

Kuehne & Nagel International AG, Registered Shares	1,108	329,774

Novartis AG, Registered Shares	9,259	848,923

Roche Holding AG	1,555	444,176

Swisscom AG, Registered Shares	936	597,532

Zurich Insurance Group AG	571	273,578

Total Switzerland		2,920,003

United Kingdom – 13.0%

BAE Systems PLC	22,900	278,220

BP PLC	54,342	343,212

British American Tobacco PLC	9,486	333,161

CK Hutchison Holdings Ltd.	25,500	158,198

Coca-Cola Europacific Partners PLC	3,498	207,047

Compass Group PLC	14,114	354,784

HSBC Holdings PLC	52,001	353,439

Imperial Brands PLC	14,812	341,379

J. Sainsbury PLC	77,166	265,913

Lloyds Banking Group PLC	69,081	40,722

National Grid PLC	65,682	890,496

Pearson PLC	23,133	241,522

Reckitt Benckiser Group PLC	4,711	358,698

Shell PLC	6,682	190,727

Standard Chartered PLC	4,095	31,099

Tesco PLC	138,262	454,225

Unilever PLC	7,200	373,012

Total United Kingdom		5,215,854

United States – 1.3%

GSK PLC	26,850	474,409

Stellantis NV	1,968	35,784

Total United States		510,193
TOTAL COMMON STOCKS (Cost: $37,130,157)		39,701,561

PREFERRED STOCK – 0.5%

Germany – 0.5%

Henkel AG & Co. KGaA (Cost: $174,933)	2,408	188,521

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.5%

United States – 5.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $2,197,452)	2,197,452	2,197,452

TOTAL INVESTMENTS IN SECURITIES – 105.2% (Cost: $39,502,542)		42,087,534

Other Assets less Liabilities – (5.2)%		(2,091,684)

NET ASSETS – 100.0%		$39,995,850

*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,180,156 and the total market value of the collateral held by the Fund was $4,411,904. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,214,452.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/5/2023	4,716,903	AUD	3,153,182	USD	$6,079	$—
Bank of America NA	4/5/2023	174,388	NZD	109,048	USD	59	—
Bank of America NA	4/5/2023	3,465,815	USD	5,121,164	AUD	35,790	—
Bank of America NA	4/5/2023	3,469,245	USD	3,258,815	EUR	—	(71,486)
Bank of America NA	4/5/2023	3,349,670	USD	2,786,677	GBP	—	(95,988)
Bank of America NA	4/5/2023	2,393,857	USD	323,857,564	JPY	—	(39,862)
Bank of America NA	5/3/2023	3,395,415	USD	5,074,181	AUD	—	(6,555)
Bank of America NA	5/3/2023	59,745	USD	408,378	DKK	71	—
Bank of America NA	5/3/2023	100,904	USD	161,360	NZD	—	(56)
Barclays Bank PLC	4/5/2023	1,416,306	SGD	1,064,702	USD	583	—
Barclays Bank PLC	4/5/2023	217,399	USD	328,665	AUD	—	(2,733)
Barclays Bank PLC	4/5/2023	105,176	USD	98,615	CHF	—	(2,782)
Barclays Bank PLC	4/5/2023	217,615	USD	205,899	EUR	—	(6,096)
Barclays Bank PLC	4/5/2023	210,114	USD	177,451	GBP	—	(9,300)
Barclays Bank PLC	4/5/2023	150,159	USD	20,477,630	JPY	—	(3,726)
Barclays Bank PLC	4/5/2023	58,698	USD	622,970	NOK	—	(788)

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/5/2023	7,276	USD	11,895	NZD	$—	$(166)
Barclays Bank PLC	4/5/2023	35,056	USD	373,740	SEK	—	(988)
Barclays Bank PLC	4/5/2023	46,506	USD	62,845	SGD	—	(763)
Barclays Bank PLC	5/4/2023	1,119,344	USD	1,487,645	SGD	—	(632)
Citibank NA	4/5/2023	38,105	AUD	25,316	USD	206	—
Citibank NA	4/5/2023	11,201	CHF	12,232	USD	30	—
Citibank NA	4/5/2023	25,711	EUR	27,732	USD	203	—
Citibank NA	4/5/2023	24,924	GBP	30,594	USD	224	—
Citibank NA	4/5/2023	3,050,209	GBP	3,773,459	USD	—	(1,951)
Citibank NA	4/5/2023	2,428,232	JPY	18,485	USD	—	(237)
Citibank NA	4/5/2023	91,048	NOK	8,666	USD	28	—
Citibank NA	4/5/2023	2,618	NZD	1,621	USD	17	—
Citibank NA	4/5/2023	52,745	SEK	5,078	USD	9	—
Citibank NA	4/5/2023	11,575	SGD	8,688	USD	18	—
Citibank NA	4/5/2023	741,393	USD	996,758	SGD	—	(8,326)
Citibank NA	5/4/2023	2,056,666	USD	1,661,481	GBP	1,052	—
Goldman Sachs	4/5/2023	296,419	AUD	196,716	USD	1,818	—
Goldman Sachs	4/5/2023	464,106	AUD	308,000	USD	2,847	—
Goldman Sachs	4/5/2023	87,156	CHF	95,047	USD	367	—
Goldman Sachs	4/5/2023	201,333	EUR	215,485	USD	3,265	—
Goldman Sachs	4/5/2023	196,354	GBP	237,731	USD	5,055	—
Goldman Sachs	4/5/2023	19,230,093	JPY	143,633	USD	877	—
Goldman Sachs	4/5/2023	710,872	NOK	67,341	USD	538	—
Goldman Sachs	4/5/2023	20,411	NZD	12,599	USD	171	—
Goldman Sachs	4/5/2023	418,445	SEK	39,455	USD	900	—
Goldman Sachs	4/5/2023	90,939	SGD	67,509	USD	891	—
Goldman Sachs	4/5/2023	482,000	USD	398,121	GBP	—	(10,267)
Goldman Sachs	4/5/2023	353,000	USD	475,588	SGD	—	(4,717)
HSBC Holdings PLC	4/5/2023	935,765	USD	9,736,921	NOK	6,014	—
HSBC Holdings PLC	4/5/2023	558,873	USD	5,848,428	SEK	—	(5,159)
Morgan Stanley & Co. International	4/5/2023	1,534,770	CHF	1,674,631	USD	5,557	—
Morgan Stanley & Co. International	4/5/2023	3,166,311	EUR	3,443,643	USD	—	(3,417)
Morgan Stanley & Co. International	4/5/2023	317,169,488	JPY	2,381,898	USD	1,561	—
Morgan Stanley & Co. International	4/5/2023	9,618,146	NOK	918,456	USD	—	(47)
Morgan Stanley & Co. International	4/5/2023	5,697,522	SEK	549,396	USD	82	—
Morgan Stanley & Co. International	4/5/2023	1,676,734	USD	1,566,378	CHF	—	(38,056)
Morgan Stanley & Co. International	5/4/2023	1,853,889	USD	1,693,771	CHF	—	(6,149)
Morgan Stanley & Co. International	5/4/2023	4,141,027	USD	3,801,315	EUR	4,136	—
Morgan Stanley & Co. International	5/4/2023	1,078,803	USD	11,282,234	NOK	34	—
Morgan Stanley & Co. International	5/4/2023	269,519	USD	2,790,440	SEK	—	(42)
Morgan Stanley & Co. International	5/8/2023	2,282,968	USD	302,551,407	JPY	—	(1,478)
UBS AG	4/5/2023	115,992	USD	186,195	NZD	—	(502)
						$78,482	$(322,269)

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (concluded)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	39,701,561	—	—		39,701,561
Preferred Stock	188,521	—	—		188,521
Investment of Cash Collateral for Securities Loaned	—	2,197,452	—		2,197,452
Total Investments in Securities	$39,890,082	$2,197,452	$0		$42,087,534
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$78,482	$—		$78,482
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(322,269)	$—		$(322,269)
Total – Net	$39,890,082	$1,953,665	$0		$41,843,747
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 5.3%

Altium Ltd.	12,913	$329,334

ARB Corp. Ltd.(a)	15,354	325,262

Aristocrat Leisure Ltd.	65,442	1,630,468

AUB Group Ltd.	17,761	303,453

Breville Group Ltd.(a)	13,686	175,074

Cochlear Ltd.	6,352	1,006,939

Coles Group Ltd.	299,376	3,613,139

Computershare Ltd.	90,182	1,304,023

CSL Ltd.	33,884	6,542,627

Goodman Group	233,727	2,941,362

IDP Education Ltd.(a)	20,755	379,627

Netwealth Group Ltd.	33,774	305,824

Northern Star Resources Ltd.	191,483	1,578,706

OZ Minerals Ltd.	24,690	464,831

Pinnacle Investment Management Group Ltd.(a)	62,195	326,993

REA Group Ltd.(a)	12,891	1,191,716

Seven Group Holdings Ltd.(a)	63,510	982,578

Technology One Ltd.	35,051	341,333

Washington H Soul Pattinson & Co. Ltd.(a)	63,733	1,289,093

Wesfarmers Ltd.	306,475	10,314,400

WiseTech Global Ltd.	4,648	202,781

Total Australia		35,549,563

Austria – 0.4%

Oesterreichische Post AG	28,740	1,063,197

Verbund AG	14,449	1,255,849

Total Austria		2,319,046

Belgium – 0.6%

Etablissements Franz Colruyt NV(a)	33,979	993,792

UCB SA	18,130	1,623,848

VGP NV(a)	14,173	1,265,737

Total Belgium		3,883,377

China – 0.5%

Prosus NV*	43,433	3,394,689

Denmark – 4.4%

Alm Brand A/S	298,389	557,911

Chr Hansen Holding A/S	13,790	1,047,843

Coloplast A/S, Class B	24,075	3,166,437

Novo Nordisk A/S, Class B	132,366	20,961,417

Pandora A/S	25,338	2,421,994

Royal Unibrew A/S	11,144	971,934

SimCorp A/S	5,703	431,517

Total Denmark		29,559,053

Finland – 2.1%

Kone Oyj, Class B	132,728	6,921,712

Neste Oyj	85,734	4,231,609

Terveystalo Oyj(a)(b)	34,768	265,171

Valmet Oyj(a)	70,763	2,294,113

Total Finland		13,712,605

France – 14.5%

BioMerieux	56	5,902

Bollore SE(a)	224,581	1,388,337

Capgemini SE	14,915	2,766,902

Carrefour SA	138,635	2,806,050

Gaztransport Et Technigaz SA	7,545	772,182

Hermes International	3,945	7,989,188

Kering SA	20,125	13,118,883

L’Oreal SA	44,071	19,691,034

La Francaise des Jeux SAEM(b)	45,630	1,903,173

LVMH Moet Hennessy Louis Vuitton SE	45,205	41,470,990

Sartorius Stedim Biotech	2,009	615,515

Teleperformance	4,356	1,049,212

Verallia SA(b)	28,283	1,207,613

Vivendi SE	205,273	2,074,075

Total France		96,859,056

Germany – 5.0%

adidas AG	41,627	7,361,831

AIXTRON SE	8,375	284,162

Bechtle AG	12,232	584,603

Carl Zeiss Meditec AG, Bearer Shares	3,822	531,509

Fielmann AG	24,835	1,035,569

Nemetschek SE	5,844	401,778

Puma SE	16,523	1,020,717

Rheinmetall AG	6,201	1,843,264

SAP SE	152,403	19,217,009

Stroeer SE & Co. KGaA	17,599	930,400

Total Germany		33,210,842

Hong Kong – 3.5%

CLP Holdings Ltd.	973,000	7,027,955

Hong Kong Exchanges & Clearing Ltd.	276,700	12,273,574

Techtronic Industries Co. Ltd.	338,500	3,658,842

Total Hong Kong		22,960,371

Indonesia – 0.1%

Nickel Industries Ltd.	1,206,886	727,481

Ireland – 0.2%

Kerry Group PLC, Class A	10,554	1,053,073

Israel – 0.2%

Matrix IT Ltd.	30,728	539,009

Maytronics Ltd.	27,137	287,374

Strauss Group Ltd.*	22,785	512,886

Total Israel		1,339,269

Italy – 2.6%

Amplifon SpA(a)	12,317	427,415

Azimut Holding SpA(a)	68,072	1,456,949

Banca Generali SpA(a)	46,760	1,492,574

Banca Mediolanum SpA	259,477	2,356,193

Davide Campari-Milano NV	51,972	635,231

De’ Longhi SpA	47,295	1,082,140

Ferrari NV	8,554	2,316,868

FinecoBank Banca Fineco SpA	103,602	1,591,576

Italgas SpA(a)	271,541	1,659,463

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2023

Investments	Shares	Value

Moncler SpA	21,610	$1,491,804

RAI Way SpA(b)	195,941	1,179,356

Recordati Industria Chimica e Farmaceutica SpA	32,310	1,367,620

Reply SpA	1,523	191,114

Technogym SpA(a)(b)	39,298	349,888

Total Italy		17,598,191

Japan – 7.9%

Anritsu Corp.	33,000	302,750

Asahi Holdings, Inc.(a)	35,300	536,303

Astellas Pharma, Inc.	280,800	3,972,849

BayCurrent Consulting, Inc.	8,300	339,883

Benefit One, Inc.(a)	14,200	200,159

BIPROGY, Inc.(a)	28,000	683,748

Capcom Co. Ltd.(a)	31,900	1,134,920

Create SD Holdings Co. Ltd.	7,000	176,723

CyberAgent, Inc.(a)	40,100	335,949

Daifuku Co. Ltd.	33,500	614,926

Daito Trust Construction Co. Ltd.	16,200	1,605,515

Daiwabo Holdings Co. Ltd.	33,600	551,122

eRex Co. Ltd.(a)	1,700	23,388

Fancl Corp.	9,600	175,496

Fujimi, Inc.(a)	6,700	367,496

Fujitsu Ltd.	18,000	2,412,127

Hoya Corp.	15,400	1,684,755

Information Services International-Dentsu Ltd.	5,600	218,799

Internet Initiative Japan, Inc.(a)	9,900	204,412

Japan Material Co. Ltd.(a)	7,600	134,652

Kakaku.com, Inc.(a)	29,800	404,155

Kao Corp.	76,400	2,966,104

Keyence Corp.	6,300	3,050,830

Koei Tecmo Holdings Co. Ltd.(a)	50,500	906,109

Kose Corp.	3,100	365,227

M3, Inc.	15,400	381,963

Meitec Corp.	30,300	538,201

MIRAIT ONE Corp.(a)	35,000	433,654

MonotaRO Co. Ltd.(a)	28,100	349,851

Morinaga & Co. Ltd.	7,000	197,498

Murata Manufacturing Co. Ltd.	89,800	5,424,840

NEC Networks & System Integration Corp.	34,500	418,645

NET One Systems Co. Ltd.	11,300	268,724

Nexon Co. Ltd.	31,200	739,620

Nifco, Inc.(a)	15,200	428,282

Nihon M&A Center Holdings, Inc.	31,300	231,416

Nippon Gas Co. Ltd.(a)	31,100	449,594

Nippon Shinyaku Co. Ltd.	7,200	315,396

Nissan Chemical Corp.(a)	29,100	1,309,708

Nomura Research Institute Ltd.	46,400	1,068,570

NSD Co. Ltd.	30,800	551,711

Obic Co. Ltd.(a)	6,100	957,923

Open House Group Co. Ltd.(a)	29,500	1,097,190

Oracle Corp.	15,200	1,088,406

Osaka Gas Co. Ltd.	79,000	1,294,605

Persol Holdings Co. Ltd.	31,000	618,183

Recruit Holdings Co. Ltd.	50,500	1,384,965

Relo Group, Inc.(a)	10,700	169,235

Rohto Pharmaceutical Co. Ltd.(a)	10,200	212,292

Sega Sammy Holdings, Inc.	39,400	743,949

Seria Co. Ltd.(a)	15,500	305,365

Shinko Electric Industries Co. Ltd.(a)	14,400	441,446

Sugi Holdings Co. Ltd.	5,100	218,040

SUMCO Corp.	79,600	1,184,819

Taiheiyo Cement Corp.	33,800	631,607

Taiyo Yuden Co. Ltd.	28,300	944,113

TechnoPro Holdings, Inc.	12,200	334,127

Terumo Corp.	37,900	1,017,767

TIS, Inc.(a)	28,600	749,974

Unicharm Corp.	35,200	1,439,050

West Holdings Corp.(a)	3,300	80,337

Workman Co. Ltd.(a)	8,000	336,614

ZOZO, Inc.	43,500	985,442

Total Japan		52,711,519

Netherlands – 5.6%

ASM International NV	3,058	1,235,587

ASML Holding NV	26,337	17,889,367

BE Semiconductor Industries NV	32,316	2,812,288

Corbion NV	9,089	298,612

Koninklijke KPN NV	1,346,366	4,762,744

SBM Offshore NV	88,812	1,319,498

Universal Music Group NV	233,025	5,900,127

Wolters Kluwer NV	25,329	3,201,800

Total Netherlands		37,420,023

Norway – 0.6%

Kongsberg Gruppen ASA	12,175	491,506

Leroy Seafood Group ASA	183,546	951,633

Salmar ASA	43,062	1,874,102

TOMRA Systems ASA	22,468	377,574

Total Norway		3,694,815

Portugal – 0.5%

Corticeira Amorim SGPS SA	27,559	299,415

Jeronimo Martins SGPS SA	131,796	3,095,762

Total Portugal		3,395,177

Singapore – 1.2%

BOC Aviation Ltd.(b)	191,700	1,481,105

Kenon Holdings Ltd.	38,255	1,119,819

Singapore Exchange Ltd.	275,200	1,945,681

Singapore Technologies Engineering Ltd.	1,071,700	2,950,188

StarHub Ltd.	601,800	470,740

Total Singapore		7,967,533

Spain – 4.1%

Cie Automotive SA	24,150	695,301

Industria de Diseno Textil SA	767,037	25,750,431

Laboratorios Farmaceuticos Rovi SA	6,322	264,301

Viscofan SA	7,515	538,868

Total Spain		27,248,901

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2023

Investments	Shares	Value

Sweden – 6.0%

AAK AB	24,709	$447,021

AddTech AB, Class B	25,913	480,548

Alfa Laval AB	60,552	2,158,828

Assa Abloy AB, Class B	129,856	3,109,416

Atlas Copco AB, Class A	316,428	4,013,958

Atlas Copco AB, Class B	199,236	2,289,872

Avanza Bank Holding AB(a)	44,036	1,031,939

Beijer Ref AB(a)	19,640	344,141

Bilia AB, Class A	41,537	512,726

Elekta AB, Class B(a)	83,420	636,176

Epiroc AB, Class A	88,870	1,763,765

Epiroc AB, Class B	48,460	824,603

Essity AB, Class B(a)	108,487	3,100,959

Evolution AB(b)	20,737	2,776,119

Husqvarna AB, Class B(a)	154,960	1,342,547

Instalco AB(a)	33,068	159,384

Investment AB Latour, Class B	66,561	1,351,818

Loomis AB	15,773	539,986

Nibe Industrier AB, Class B	64,461	732,289

Nolato AB, Class B	54,717	277,291

Nordnet AB publ	65,828	1,083,956

Sagax AB, Class B(a)	22,522	518,658

Sandvik AB	201,224	4,265,280

Securitas AB, Class B(a)	141,761	1,261,550

Telefonaktiebolaget LM Ericsson, Class B(a)	835,652	4,883,578

Total Sweden		39,906,408

Switzerland – 17.3%

ABB Ltd., Registered Shares	338,083	11,609,286

Coca-Cola HBC AG*	64,636	1,768,612

Geberit AG, Registered Shares	5,620	3,132,509

Givaudan SA, Registered Shares	1,158	3,768,523

Logitech International SA, Registered Shares	19,776	1,149,478

Lonza Group AG, Registered Shares	2,258	1,352,996

Nestle SA, Registered Shares	219,577	26,790,052

Novartis AG, Registered Shares	290,270	26,613,776

Partners Group Holding AG	5,619	5,269,946

Roche Holding AG	57,993	16,565,348

Roche Holding AG, Bearer Shares	8,321	2,504,816

Schindler Holding AG, Participation Certificate	9,026	1,996,776

Schindler Holding AG, Registered Shares	7,578	1,600,957

SGS SA, Registered Shares	1,571	3,458,246

Sika AG, Registered Shares	11,332	3,169,313

Sonova Holding AG, Registered Shares	5,859	1,722,651

Stadler Rail AG(a)	18,559	725,255

Straumann Holding AG, Registered Shares(a)	4,617	689,101

Sulzer AG, Registered Shares(a)	12,279	1,041,003

Temenos AG, Registered Shares	7,501	519,581

Total Switzerland		115,448,225

United Kingdom – 13.2%

Airtel Africa PLC(b)	842,965	1,110,033

AJ Bell PLC	61,859	264,028

Ashtead Group PLC	44,398	2,721,739

Auto Trader Group PLC(b)	98,838	753,047

Burberry Group PLC	61,873	1,978,364

Compass Group PLC	148,484	3,732,447

Diageo PLC	273,685	12,229,698

Drax Group PLC	104,375	784,006

Fevertree Drinks PLC	7,874	125,008

Fresnillo PLC	156,140	1,440,222

Games Workshop Group PLC	9,429	1,123,878

Greggs PLC	17,772	609,564

Halma PLC	20,803	573,341

Hargreaves Lansdown PLC	142,271	1,406,232

IMI PLC	32,569	617,741

Imperial Brands PLC	384,420	8,859,893

Intertek Group PLC	27,133	1,359,725

Kainos Group PLC	15,037	256,948

RELX PLC	272,186	8,810,732

Rentokil Initial PLC	152,134	1,112,836

Rightmove PLC	92,662	645,040

Rotork PLC	113,854	443,159

RS Group PLC	59,843	676,295

Sage Group PLC	163,622	1,567,906

Smith & Nephew PLC	153,290	2,126,588

Spectris PLC	18,180	822,494

Spirax-Sarco Engineering PLC	5,536	811,473

Spirent Communications PLC	90,612	194,160

Tate & Lyle PLC	75,663	734,021

Unilever PLC	569,093	29,483,147

Victrex PLC	18,385	362,123

Total United Kingdom		87,735,888

United States – 3.8%

GSK PLC	1,435,098	25,356,562
TOTAL COMMON STOCKS (Cost: $603,813,029)		663,051,667

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%

United States – 3.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $23,845,723)	23,845,723	23,845,723

TOTAL INVESTMENTS IN SECURITIES – 103.2% (Cost: $627,658,752)		686,897,390

Other Assets less Liabilities – (3.2)%		(20,981,566)

NET ASSETS – 100.0%		$665,915,824

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,557,656 and the total market value of the collateral held by the Fund was $32,381,262. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,535,539.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$663,051,667	$—	$—	$663,051,667
Investment of Cash Collateral for Securities Loaned	—	23,845,723	—	23,845,723
Total Investments in Securities	$663,051,667	$23,845,723	$—	$686,897,390

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 98.5%

Australia – 13.5%

Abacus Property Group	2,840,493	$4,946,294

Accent Group Ltd.	988,998	1,569,844

Adbri Ltd.(a)	1,752,430	1,860,299

APM Human Services International Ltd.(a)	435,283	580,146

ARB Corp. Ltd.(a)	79,721	1,688,826

AUB Group Ltd.	86,606	1,479,692

Austal Ltd.	424,486	490,417

Australian Clinical Labs Ltd.(a)	1,193,488	2,821,666

Baby Bunting Group Ltd.(a)	337,326	451,848

Bapcor Ltd.	394,600	1,686,128

Bega Cheese Ltd.	312,513	757,686

Blackmores Ltd.	10,366	488,206

Bravura Solutions Ltd.(a)	930,329	249,235

Breville Group Ltd.(a)	84,740	1,084,013

BWP Trust	1,370,292	3,469,108

Cedar Woods Properties Ltd.	277,757	825,963

Centuria Capital Group	1,943,762	1,965,771

Centuria Industrial REIT(a)	1,206,599	2,424,360

Champion Iron Ltd.(a)	748,764	3,580,602

Charter Hall Long Wale REIT	2,377,737	6,672,532

Codan Ltd.	383,982	1,399,016

Collins Foods Ltd.(a)	135,552	753,524

Costa Group Holdings Ltd.	575,875	995,086

Cromwell Property Group	7,487,522	2,783,197

CSR Ltd.	1,620,980	5,156,845

Dalrymple Bay Infrastructure Ltd.	446,440	801,329

Data#3 Ltd.	142,629	695,428

DDH1 Ltd.	961,360	579,484

Deterra Royalties Ltd.	1,900,877	6,110,941

Dicker Data Ltd.	276,337	1,515,779

Domain Holdings Australia Ltd.(a)	488,120	1,147,484

Eagers Automotive Ltd.(a)	479,274	4,330,207

Elders Ltd.	295,386	1,707,315

First Resources Ltd.	3,617,200	4,271,373

G8 Education Ltd.	1,203,878	975,620

GR Engineering Services Ltd.	389,077	493,807

GrainCorp Ltd., Class A	217,044	1,004,474

Growthpoint Properties Australia Ltd.	1,793,180	3,650,987

GUD Holdings Ltd.(a)	239,367	1,569,495

GWA Group Ltd.	565,913	619,698

Hansen Technologies Ltd.	199,608	617,636

Helia Group Ltd.	1,614,679	3,103,709

HMC Capital Ltd.(a)	304,660	732,525

HomeCo Daily Needs REIT	4,436,684	3,432,048

HUB24 Ltd.	27,912	515,209

Infomedia Ltd.	576,828	575,633

Ingenia Communities Group	430,514	1,087,030

Inghams Group Ltd.	386,537	807,716

Insignia Financial Ltd.	1,580,022	2,899,523

Integral Diagnostics Ltd.(a)	262,808	517,486

InvoCare Ltd.(a)	179,675	1,422,388

IPH Ltd.	242,676	1,202,739

IRESS Ltd.	289,095	1,920,725

IVE Group Ltd.	547,277	905,351

Jumbo Interactive Ltd.	77,728	655,935

Kelsian Group Ltd.(a)	260,818	1,021,895

Link Administration Holdings Ltd.	200,747	283,690

Lovisa Holdings Ltd.	177,417	2,880,320

Maas Group Holdings Ltd.(a)	289,247	542,425

McMillan Shakespeare Ltd.	298,749	2,881,256

Monadelphous Group Ltd.	167,156	1,405,007

Monash IVF Group Ltd.	1,006,247	721,110

Myer Holdings Ltd.(a)	2,473,079	1,474,147

MyState Ltd.	291,363	702,506

Navigator Global Investments Ltd.	1,318,345	927,110

Netwealth Group Ltd.	158,078	1,431,400

Nick Scali Ltd.(a)	217,210	1,360,205

NRW Holdings Ltd.	1,090,281	1,752,518

Nufarm Ltd.	182,238	696,928

Omni Bridgeway Ltd.*	199,029	354,577

oOh!media Ltd.	626,453	681,796

Orora Ltd.	2,084,518	4,774,684

Pacific Current Group Ltd.(a)	88,026	392,054

Pact Group Holdings Ltd.	471,661	353,802

Perpetual Ltd.	163,257	2,401,137

Perseus Mining Ltd.	1,034,769	1,649,427

Pinnacle Investment Management Group Ltd.(a)	316,722	1,665,178

PSC Insurance Group Ltd.	286,945	922,471

PWR Holdings Ltd.	68,455	457,102

Region RE Ltd.	2,958,377	4,656,228

Reliance Worldwide Corp. Ltd.	1,059,757	2,611,963

Ridley Corp. Ltd.	527,235	780,386

Sims Ltd.	700,462	7,276,277

SmartGroup Corp. Ltd.	559,883	2,403,633

SRG Global Ltd.	1,281,298	643,612

Super Retail Group Ltd.	563,670	4,737,852

Terracom Ltd.(a)	2,963,050	1,329,617

Ventia Services Group Pty. Ltd.	863,895	1,527,488

Waypoint REIT Ltd.	2,044,114	3,545,828

Total Australia		161,295,007

Austria – 1.7%

AT&S Austria Technologie & Systemtechnik AG	29,998	923,964

Lenzing AG	76,792	5,798,431

Oesterreichische Post AG(a)	134,512	4,976,086

Porr AG	41,958	615,401

S IMMO AG	54,092	780,442

Schoeller-Bleckmann Oilfield Equipment AG	7,428	478,560

Semperit AG Holding	73,240	1,973,375

UNIQA Insurance Group AG	448,710	3,783,007

Zumtobel Group AG	64,095	496,505

Total Austria		19,825,771

Belgium – 1.6%

Barco NV	52,450	1,563,649

Bekaert SA	88,175	3,985,185

bpost SA	513,912	2,928,491

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

Investments	Shares	Value

Econocom Group SA/NV	520,074	$1,672,501

Fagron	25,783	440,628

Intervest Offices & Warehouses NV(a)	65,706	1,249,260

Recticel SA(a)	30,917	575,729

VGP NV(a)	68,188	6,089,610

Xior Student Housing NV(a)	28,827	970,892

Total Belgium		19,475,945

China – 0.4%

CITIC Telecom International Holdings Ltd.	6,944,822	2,831,028

CPMC Holdings Ltd.	698,009	383,241

Yanlord Land Group Ltd.	1,518,200	1,039,120

Total China		4,253,389

Denmark – 2.8%

Alm Brand A/S	1,482,718	2,772,304

Cementir Holding NV	146,027	1,251,757

Chemometec A/S*	5,283	302,192

D/S Norden A/S	158,917	10,689,417

Dfds A/S	64,612	2,617,820

FLSmidth & Co. A/S	33,277	1,272,539

Per Aarsleff Holding A/S	23,906	1,028,545

Scandinavian Tobacco Group A/S(b)	176,310	3,502,260

Schouw & Co. A/S	23,464	1,967,724

Spar Nord Bank A/S	154,856	2,443,710

Sydbank A/S	135,786	6,115,425

Total Denmark		33,963,693

Finland – 2.7%

Aktia Bank Oyj	74,242	770,305

Anora Group Oyj(a)	94,926	571,353

Cargotec Oyj, Class B	52,092	2,534,340

Caverion Oyj	158,886	1,479,368

Citycon Oyj(a)	324,204	2,217,297

Fiskars Oyj Abp(a)	91,927	1,568,023

Harvia Oyj	25,983	618,785

Kemira Oyj	274,535	4,837,916

Konecranes Oyj	130,034	4,356,934

Lassila & Tikanoja Oyj(a)	77,519	850,627

Marimekko Oyj	44,734	474,348

Musti Group Oyj*	28,217	493,874

Outokumpu Oyj(a)	517,309	2,822,516

Puuilo Oyj	149,738	1,093,229

Raisio Oyj, Class V(a)	241,081	657,425

Sanoma Oyj	155,718	1,372,048

Terveystalo Oyj(a)(b)	205,318	1,565,935

Tokmanni Group Corp.(a)	137,834	1,903,319

Uponor Oyj(a)	100,560	1,860,585

Total Finland		32,048,227

France – 2.9%

Beneteau SA	75,224	1,258,597

Cie Plastic Omnium SA	86,860	1,583,513

Coface SA	500,636	7,098,103

Derichebourg SA	337,270	1,978,706

Etablissements Maurel et Prom SA	286,519	1,072,389

Fnac Darty SA	50,327	1,857,950

IPSOS	49,397	3,064,407

Jacquet Metals SACA(a)	35,408	688,595

Lectra	20,521	810,425

LISI(a)	21,466	569,050

Maisons du Monde SA(a)(b)	78,275	842,340

Mersen SA	18,335	817,718

Metropole Television SA(a)	278,651	4,525,968

Quadient SA	40,753	742,953

Television Francaise 1(a)	439,209	3,881,848

Trigano SA	11,014	1,435,939

Vicat SA(a)	93,252	2,801,322

Total France		35,029,823

Georgia – 0.4%

Bank of Georgia Group PLC	137,010	4,658,666

Germany – 3.4%

7C Solarparken AG	108,401	445,179

alstria office REIT AG(a)	52,202	345,110

AURELIUS Equity Opportunities SE & Co. KGaA	60,080	969,318

BayWa AG	21,619	954,786

Bilfinger SE	46,683	1,983,103

CompuGroup Medical SE & Co. KGaA	26,031	1,339,972

CropEnergies AG	82,384	1,011,419

Dermapharm Holding SE	88,836	3,646,369

Deutz AG	177,749	1,153,864

Duerr AG	40,048	1,437,575

Energiekontor AG	6,734	485,793

Gerresheimer AG	19,807	1,961,485

Hamborner REIT AG	166,104	1,319,189

Hamburger Hafen und Logistik AG	132,089	1,633,122

Hornbach Holding AG & Co. KGaA	17,927	1,434,465

Indus Holding AG	34,744	943,690

Instone Real Estate Group SE(b)	127,684	1,082,034

Jenoptik AG	24,067	818,943

JOST Werke AG(b)	15,485	818,472

Kloeckner & Co. SE	375,090	4,036,451

Mutares SE & Co. KGaA	44,059	939,168

SAF-Holland SE	73,881	943,149

Salzgitter AG	62,863	2,486,029

Siltronic AG	45,758	3,340,766

Varta AG(a)	107,664	2,953,531

Wacker Neuson SE	80,405	1,685,097

Wuestenrot & Wuerttembergische AG	36,552	640,156

Total Germany		40,808,235

Hong Kong – 1.0%

Dah Sing Banking Group Ltd.	940,800	720,286

Dah Sing Financial Holdings Ltd.	346,629	889,760

Fortune Real Estate Investment Trust	4,431,000	3,669,004

Hutchison Port Holdings Trust	18,741,200	3,504,604

Nissin Foods Co. Ltd.(a)	1,165,000	1,028,472

Singamas Container Holdings Ltd.(a)	13,170,000	1,040,185

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

Investments	Shares	Value

Tam Jai International Co. Ltd.	3,769,000	$1,118,704

Total Hong Kong		11,971,015

Indonesia – 0.3%

Bumitama Agri Ltd.	1,792,600	761,776

Nickel Industries Ltd.	5,154,888	3,107,238

Total Indonesia		3,869,014

Ireland – 0.3%

Cairn Homes PLC	1,311,676	1,453,572

Kenmare Resources PLC	210,099	1,219,653

Origin Enterprises PLC	200,975	901,782

Total Ireland		3,575,007

Israel – 2.6%

Altshuler Shaham Penn Ltd.	753,339	1,471,884

Ashtrom Group Ltd.	1	8

AudioCodes Ltd.	23,023	336,651

Automatic Bank Services Ltd.	110,697	379,069

Azorim-Investment Development & Construction Co. Ltd.	130,393	324,185

Carasso Motors Ltd.	103,254	486,353

Delek Automotive Systems Ltd.	204,722	1,899,591

Delta Galil Ltd.	19,864	785,038

Electra Consumer Products 1970 Ltd.	15,209	410,315

Electra Real Estate Ltd.	87,109	767,872

FIBI Holdings Ltd.	58,856	2,198,529

G City Ltd.	496,104	1,632,714

Gav-Yam Lands Corp. Ltd.	209,447	1,526,942

Harel Insurance Investments & Financial Services Ltd.	373,731	3,134,622

Israel Canada T.R Ltd.	234,401	425,101

Israel Land Development Co. Ltd.	32,149	264,735

Magic Software Enterprises Ltd.	57,978	760,019

Matrix IT Ltd.	106,482	1,867,830

Max Stock Ltd.	511,125	995,804

Maytronics Ltd.	111,996	1,186,015

Mediterranean Towers Ltd.*	202,447	398,243

Mega Or Holdings Ltd.	43,733	931,588

Mehadrin Ltd.*	1	28

Migdal Insurance & Financial Holdings Ltd.*	422,264	449,161

Oil Refineries Ltd.	5,193,019	1,414,842

One Software Technologies Ltd.	62,396	632,512

Paz Oil Co. Ltd.*	1	56

Plus500 Ltd.(a)	222,563	4,656,182

Shufersal Ltd.	186,808	903,261

Tamar Petroleum Ltd.(b)	120,077	334,487

Total Israel		30,573,637

Italy – 4.3%

Alerion Cleanpower SpA	31,771	1,019,995

Anima Holding SpA(a)(b)	896,569	3,648,894

Ariston Holding NV	46,630	514,211

Arnoldo Mondadori Editore SpA	301,898	640,906

Azimut Holding SpA(a)	323,470	6,923,249

Banca Popolare di Sondrio SpA	702,715	2,988,201

Cairo Communication SpA	450,467	915,197

Carel Industries SpA(b)	21,434	586,832

Credito Emiliano SpA	297,260	2,202,574

Danieli & C. Officine Meccaniche SpA(a)	28,067	745,563

El.En. SpA	34,492	450,810

Enav SpA(b)	390,340	1,635,271

Esprinet SpA	112,324	1,125,157

Immobiliare Grande Distribuzione SIIQ SpA(a)	339,288	1,043,193

Iren SpA	2,533,940	4,859,043

Maire Tecnimont SpA(a)	591,541	2,543,726

MARR SpA	85,547	1,230,559

OVS SpA(b)	202,302	529,696

Piaggio & C. SpA	814,163	3,478,040

RAI Way SpA(b)	520,067	3,130,248

Salcef Group SpA(a)	53,857	1,258,028

Sanlorenzo SpA(a)	21,489	933,869

SOL SpA	76,989	2,066,024

Technogym SpA(a)(b)	155,793	1,387,096

Unieuro SpA(a)(b)	71,098	838,874

Webuild SpA(a)	1,055,808	2,408,873

Zignago Vetro SpA	88,855	1,733,796

Total Italy		50,837,925

Japan – 27.4%

77 Bank Ltd.(a)	94,600	1,536,744

ADEKA Corp.(a)	69,401	1,177,455

Aeon Delight Co. Ltd.	30,400	694,387

Ai Holdings Corp.	47,800	822,825

Aica Kogyo Co. Ltd.(a)	46,600	1,062,672

Aichi Corp.	137,700	823,572

AIT Corp.	100	1,214

Alinco, Inc.(a)	74,000	586,596

Alleanza Holdings Co. Ltd.	100	739

Alps Alpine Co. Ltd.(a)	116,300	1,108,909

Amano Corp.	52,500	984,202

Anritsu Corp.	72,200	662,380

Arcs Co. Ltd.(a)	62,600	1,055,955

Ariake Japan Co. Ltd.(a)	15,400	564,671

As One Corp.(a)	15,500	653,355

Asahi Holdings, Inc.(a)	86,200	1,309,613

Asanuma Corp.(a)	40,900	957,273

ASKUL Corp.	43,600	564,451

Autobacs Seven Co. Ltd.	101,003	1,096,621

Bando Chemical Industries Ltd.	97,900	778,257

Bank of Nagoya Ltd.	32,500	770,437

Baroque Japan Ltd.	100	616

Bell System24 Holdings, Inc.	87,000	943,933

Benesse Holdings, Inc.(a)	48,400	705,508

BML, Inc.(a)	28,000	649,035

Bunka Shutter Co. Ltd.(a)	65,800	546,809

C. Uyemura & Co. Ltd.(a)	14,300	696,251

Central Glass Co. Ltd.	27,200	600,243

Chori Co. Ltd.	43,900	827,269

Citizen Watch Co. Ltd.(a)	294,500	1,721,549

CKD Corp.	65,900	1,064,580

Cybernet Systems Co. Ltd.(a)	40,200	267,919

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

Investments	Shares	Value

Daicel Corp.	223,200	$1,677,061

Daido Metal Co. Ltd.	100	384

Daido Steel Co. Ltd.(a)	43,291	1,691,436

Daihen Corp.	21,500	716,451

Daiho Corp.(a)	28,600	790,803

Daiichikosho Co. Ltd.	75,200	1,234,028

Daiken Corp.	42,700	731,505

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	100	1,340

Daio Paper Corp.(a)	105,000	815,764

Daiseki Co. Ltd.	14,100	444,432

Daishi Hokuetsu Financial Group, Inc.	52,140	1,132,201

Daiwabo Holdings Co. Ltd.	71,200	1,167,853

DCM Holdings Co. Ltd.	82,900	719,434

Denka Co. Ltd.	66,800	1,372,740

Dexerials Corp.(a)	33,900	684,674

DIC Corp.	66,300	1,185,619

Dip Corp.(a)	19,000	504,659

DMG Mori Co. Ltd.	94,000	1,573,612

DTS Corp.	40,200	972,605

Eagle Industry Co. Ltd.	73,100	652,512

Earth Corp.	26,700	949,917

EDION Corp.(a)	113,200	1,090,408

Eiken Chemical Co. Ltd.	53,800	631,824

Elecom Co. Ltd.	67,500	636,505

Elematec Corp.	80,300	1,118,010

en Japan, Inc.(a)	27,400	469,191

ES-Con Japan Ltd.(a)	143,300	935,665

Exedy Corp.	99,100	1,349,976

EXEO Group, Inc.	81,400	1,466,044

Ezaki Glico Co. Ltd.	29,000	726,689

Feed One Co. Ltd.(a)	32,400	164,568

Financial Partners Group Co. Ltd.	105,800	918,168

Food & Life Cos. Ltd.	27,500	710,797

France Bed Holdings Co. Ltd.(a)	112,200	891,935

Fudo Tetra Corp.	100	1,225

Fuji Corp. Ltd.(a)	224,200	1,143,826

Fuji Oil Holdings, Inc.(a)	39,300	567,841

Fuji Pharma Co. Ltd.	101,400	863,222

Fuji Soft, Inc.(a)	13,800	795,296

Fujikura Ltd.	89,100	627,965

Fujimi, Inc.(a)	25,241	1,384,471

Fujitec Co. Ltd.(a)	44,700	1,103,310

Fukuyama Transporting Co. Ltd.	26,900	725,607

Funai Soken Holdings, Inc.(a)	44,000	895,935

Furukawa Electric Co. Ltd.(a)	40,100	741,499

Furyu Corp.	100	899

Futaba Industrial Co. Ltd.	100	320

Future Corp.	53,200	727,108

Gecoss Corp.(a)	140,100	929,509

Glory Ltd.(a)	38,277	832,609

Goldcrest Co. Ltd.(a)	66,300	850,856

GS Yuasa Corp.(a)	36,200	647,895

Gunma Bank Ltd.(a)	363,100	1,208,605

H.U. Group Holdings, Inc.(a)	67,100	1,344,118

Hachijuni Bank Ltd.	405,000	1,749,756

Hakudo Co. Ltd.(a)	11,200	220,230

Hakuto Co. Ltd.(a)	40,300	1,488,275

Hanwa Co. Ltd.(a)	25,200	746,968

Hazama Ando Corp.(a)	159,700	1,027,149

Heiwa Corp.	77,319	1,527,325

Heiwa Real Estate Co. Ltd.	28,800	819,055

Hirogin Holdings, Inc.(a)	335,700	1,578,993

Hochiki Corp.	73,900	859,548

Hogy Medical Co. Ltd.(a)	16,200	386,468

Hokkaido Gas Co. Ltd.	59,100	862,809

Hokuhoku Financial Group, Inc.(a)	114,300	794,406

Horiba Ltd.	31,100	1,848,381

Hyakujushi Bank Ltd.	73,700	1,017,258

I-PEX, Inc.	18,200	192,543

Ichibanya Co. Ltd.(a)	24,600	931,580

Ichigo, Inc.	235,200	489,521

Idec Corp.(a)	33,400	862,041

Iino Kaiun Kaisha Ltd.	162,400	1,225,108

Inaba Denki Sangyo Co. Ltd.	70,700	1,535,224

Inabata & Co. Ltd.(a)	54,600	1,102,338

Information Services International-Dentsu Ltd.	33,300	1,301,074

INFRONEER Holdings, Inc.	183,888	1,412,079

Inui Global Logistics Co. Ltd.(a)	70,100	944,393

Itochu Enex Co. Ltd.	162,101	1,375,100

Itoham Yonekyu Holdings, Inc.(a)	228,800	1,203,396

Izumi Co. Ltd.	42,600	1,006,665

JAC Recruitment Co. Ltd.	58,700	1,148,948

Japan Aviation Electronics Industry Ltd.(a)	59,400	1,025,631

Japan Lifeline Co. Ltd.	76,000	523,075

Japan Steel Works Ltd.(a)	31,100	579,284

Japan Transcity Corp.	100	458

Jeol Ltd.	12,200	389,128

Joyful Honda Co. Ltd.	81,800	1,052,847

Juki Corp.	60,700	284,595

Juroku Financial Group, Inc.	52,900	1,122,471

K’s Holdings Corp.(a)	216,900	1,895,369

Kaga Electronics Co. Ltd.	32,700	1,230,949

Kaken Pharmaceutical Co. Ltd.	25,600	710,737

Kanamoto Co. Ltd.	50,500	826,805

Kandenko Co. Ltd.	116,700	819,855

Kaneka Corp.	36,600	948,756

Kanematsu Corp.	101,400	1,251,024

Katitas Co. Ltd.	27,500	532,891

Kato Sangyo Co. Ltd.	39,100	1,031,189

KH Neochem Co. Ltd.	40,700	733,328

Ki-Star Real Estate Co. Ltd.(a)	17,200	535,683

Kitz Corp.	130,800	912,032

Koatsu Gas Kogyo Co. Ltd.	100	529

Kobe Steel Ltd.	488,000	3,861,026

Kojima Co. Ltd.	100	421

Kokuyo Co. Ltd.	92,000	1,298,189

KOMEDA Holdings Co. Ltd.	52,000	919,348

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

Investments	Shares	Value

Komeri Co. Ltd.	37,600	$772,963

Konica Minolta, Inc.(a)	455,100	1,945,690

Kumagai Gumi Co. Ltd.	34,800	695,268

Kumiai Chemical Industry Co. Ltd.	81,000	517,319

Kurabo Industries Ltd.	52,895	1,000,351

Kureha Corp.(a)	11,200	711,098

KYB Corp.	37,600	1,135,713

KYORIN Holdings, Inc.	46,390	593,948

Kyudenko Corp.(a)	45,200	1,142,821

Kyushu Financial Group, Inc.(a)	310,600	1,113,203

LEC, Inc.	100	605

Life Corp.	34,800	674,873

Lintec Corp.	85,930	1,397,839

Mabuchi Motor Co. Ltd.	34,800	1,007,995

Macnica Holdings, Inc.	68,800	1,943,707

Makino Milling Machine Co. Ltd.(a)	12,400	452,341

Mani, Inc.(a)	29,900	405,736

Maruha Nichiro Corp.	51,800	924,374

Maruichi Steel Tube Ltd.	73,500	1,607,070

Matsui Securities Co. Ltd.(a)	195,840	1,152,173

Max Co. Ltd.	50,900	810,790

MCJ Co. Ltd.	94,100	658,255

Megmilk Snow Brand Co. Ltd.	77,600	1,027,942

Meitec Corp.	77,500	1,376,587

MIRAIT ONE Corp.	77,000	954,039

Mitsubishi Logistics Corp.	61,500	1,437,110

Mitsubishi Materials Corp.	71,300	1,155,565

Mitsubishi Shokuhin Co. Ltd.	38,700	945,037

Mitsuboshi Belting Ltd.(a)	58,900	1,741,464

Mitsui High-Tec, Inc.	8,000	502,517

Mitsui Matsushima Holdings Co. Ltd.(a)	20,700	510,929

Mitsui Mining & Smelting Co. Ltd.(a)	60,364	1,458,188

Mitsui-Soko Holdings Co. Ltd.(a)	39,900	1,176,704

MIXI, Inc.	88,300	1,766,133

Mochida Pharmaceutical Co. Ltd.(a)	30,200	757,893

Monex Group, Inc.(a)	182,900	655,521

Morinaga & Co. Ltd.	38,100	1,074,953

Morinaga Milk Industry Co. Ltd.	21,600	774,153

Musashi Seimitsu Industry Co. Ltd.(a)	53,500	750,503

Nachi-Fujikoshi Corp.(a)	33,000	979,412

Nagase & Co. Ltd.(a)	77,000	1,177,361

Nakanishi, Inc.	36,900	728,352

NEC Networks & System Integration Corp.	74,600	905,245

NET One Systems Co. Ltd.	35,800	851,356

Neturen Co. Ltd.	53,400	278,856

NHK Spring Co. Ltd.	239,600	1,704,870

Nichias Corp.	69,600	1,391,582

Nichicon Corp.(a)	59,800	620,062

Nichiha Corp.	38,300	776,705

Nihon Kohden Corp.	28,200	760,673

Nihon Nohyaku Co. Ltd.	100	506

Nihon Parkerizing Co. Ltd.	164,100	1,223,136

Nikkon Holdings Co. Ltd.(a)	55,400	1,030,243

Nippn Corp.	107,900	1,345,811

Nippon Air Conditioning Services Co. Ltd.(a)	14,100	76,385

Nippon Carbon Co. Ltd.	33,600	1,035,089

Nippon Denko Co. Ltd.(a)	241,500	647,798

Nippon Electric Glass Co. Ltd.	127,300	2,438,107

Nippon Gas Co. Ltd.	83,300	1,204,217

Nippon Kanzai Co. Ltd.*(a)	45,500	920,666

Nippon Kayaku Co. Ltd.(a)	182,499	1,641,380

Nippon Koei Co. Ltd.	27,300	691,269

Nippon Light Metal Holdings Co. Ltd.(a)	67,900	745,885

Nippon Pillar Packing Co. Ltd.(a)	40,100	1,129,875

Nippon Shokubai Co. Ltd.	38,300	1,519,453

Nippon Soda Co. Ltd.	37,300	1,293,407

Nippon Steel Trading Corp.	39,773	2,776,250

Nipro Corp.(a)	77,000	589,548

Nishi-Nippon Financial Holdings, Inc.	191,800	1,567,950

Nishi-Nippon Railroad Co. Ltd.(a)	44,400	797,992

Nishimatsu Construction Co. Ltd.(a)	65,800	1,693,328

Nishio Rent All Co. Ltd.	39,600	923,871

Nisshinbo Holdings, Inc.	149,192	1,134,438

Nissui Corp.	233,400	952,259

Nitta Corp.(a)	59,500	1,310,350

Nitto Kogyo Corp.(a)	34,700	688,838

Noevir Holdings Co. Ltd.	40,100	1,627,019

NOK Corp.(a)	151,700	1,667,572

Noritake Co. Ltd.	24,700	851,852

North Pacific Bank Ltd.	421,400	880,225

NS United Kaiun Kaisha Ltd.(a)	36,200	1,119,265

NSD Co. Ltd.	76,600	1,372,112

Ogaki Kyoritsu Bank Ltd.(a)	75,700	1,015,855

Ohsho Food Service Corp.(a)	20,700	936,314

Okamura Corp.	91,900	941,856

Okasan Securities Group, Inc.(a)	431,900	1,528,476

Okinawa Cellular Telephone Co.	61,000	1,388,760

OKUMA Corp.(a)	22,300	990,255

Okumura Corp.(a)	36,300	853,701

Onward Holdings Co. Ltd.	247,300	711,668

Open Up Group, Inc.	60,700	875,222

Organo Corp.(a)	28,500	771,978

Osaka Soda Co. Ltd.(a)	21,000	687,167

OSG Corp.	71,500	1,068,014

PAL GROUP Holdings Co. Ltd.	50,200	1,163,626

PALTAC Corp.(a)	23,600	890,165

Paramount Bed Holdings Co. Ltd.	43,500	770,704

Penta-Ocean Construction Co. Ltd.(a)	173,900	825,793

PHC Holdings Corp.	108,400	1,166,345

Pigeon Corp.	80,600	1,240,885

Pilot Corp.	17,700	571,869

Piolax, Inc.(a)	36,000	522,053

Press Kogyo Co. Ltd.	259,600	971,379

Prima Meat Packers Ltd.	72,000	1,190,713

Raito Kogyo Co. Ltd.	53,900	790,134

Raiznext Corp.	90,300	987,200

Relia, Inc.	27,600	302,150

Rengo Co. Ltd.(a)	147,600	952,652

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

Investments	Shares	Value

Resorttrust, Inc.	61,500	$974,555

Riken Corp.	100	1,948

Roland Corp.	23,500	703,640

Round One Corp.(a)	103,300	396,621

Ryosan Co. Ltd.(a)	41,800	1,030,160

S Foods, Inc.(a)	33,400	714,979

Sakai Chemical Industry Co. Ltd.	100	1,330

Sakai Moving Service Co. Ltd.(a)	16,500	574,010

Sakata Seed Corp.	17,500	514,126

SAMTY Co. Ltd.(a)	52,900	874,843

San-Ai Obbli Co. Ltd.	56,100	577,903

San-In Godo Bank Ltd.	282,800	1,570,285

Sangetsu Corp.	147,400	2,474,202

Sanki Engineering Co. Ltd.(a)	104,800	1,152,808

Sankyu, Inc.	32,900	1,212,522

Sanyo Chemical Industries Ltd.	24,400	782,839

Sanyo Special Steel Co. Ltd.(a)	63,500	1,169,900

Sapporo Holdings Ltd.	32,500	831,486

Sawai Group Holdings Co. Ltd.	17,700	485,423

Scroll Corp.(a)	120,300	730,351

Seika Corp.(a)	9,600	148,158

Seiko Group Corp.	24,700	537,279

Seino Holdings Co. Ltd.(a)	95,500	1,047,637

Senko Group Holdings Co. Ltd.	148,000	1,050,868

Senshu Ikeda Holdings, Inc.(a)	608,200	1,060,203

Seria Co. Ltd.	52,700	1,038,240

Shiga Bank Ltd.(a)	62,300	1,254,051

Shin-Etsu Polymer Co. Ltd.	78,200	876,070

Shinsho Corp.	20,300	884,665

Ship Healthcare Holdings, Inc.	31,800	582,287

Shoei Co. Ltd.	36,200	754,518

Sinfonia Technology Co. Ltd.	47,900	567,213

SKY Perfect JSAT Holdings, Inc.	305,800	1,187,907

Sotetsu Holdings, Inc.(a)	50,900	867,392

ST Corp.	100	1,174

Star Micronics Co. Ltd.	55,600	753,226

Starts Corp., Inc.	53,700	1,026,066

Sumitomo Bakelite Co. Ltd.	28,400	1,101,090

Sumitomo Mitsui Construction Co. Ltd.(a)	212,900	614,273

Sumitomo Osaka Cement Co. Ltd.(a)	26,000	728,680

Sun Frontier Fudousan Co. Ltd.	121,900	1,173,296

Suncall Corp.(a)	72,100	321,251

Systena Corp.(a)	199,100	433,834

T Hasegawa Co. Ltd.(a)	28,500	636,212

T-Gaia Corp.(a)	63,000	790,518

Taiheiyo Cement Corp.	71,400	1,334,223

Taikisha Ltd.	27,700	765,918

Taiyo Holdings Co. Ltd.(a)	41,300	775,791

Takaoka Toko Co. Ltd.(a)	6,400	113,054

Takara Bio, Inc.	52,500	683,616

Takara Holdings, Inc.(a)	171,300	1,315,415

Takara Standard Co. Ltd.	104,100	1,149,019

Takasago Thermal Engineering Co. Ltd.	49,500	784,398

Takeuchi Manufacturing Co. Ltd.	45,300	997,968

Takuma Co. Ltd.	67,200	670,031

Tama Home Co. Ltd.(a)	34,900	959,757

Tatsuta Electric Wire & Cable Co. Ltd.	35,100	187,513

Tayca Corp.	100	882

Teijin Ltd.	109,800	1,151,708

Teikoku Electric Manufacturing Co. Ltd.	49,400	910,127

TKC Corp.(a)	38,300	1,056,135

Toagosei Co. Ltd.	139,600	1,292,262

Tocalo Co. Ltd.	99,700	970,856

Toda Corp.(a)	213,100	1,106,410

Toho Bank Ltd.(a)	281,800	459,468

Tokai Carbon Co. Ltd.	123,800	1,172,049

TOKAI Holdings Corp.(a)	160,200	1,050,827

Tokai Rika Co. Ltd.(a)	67,522	825,444

Tokai Tokyo Financial Holdings, Inc.(a)	295,400	812,356

Token Corp.	11,200	668,179

Tokuyama Corp.	46,700	738,624

Tokyo Kiraboshi Financial Group, Inc.(a)	44,300	873,751

Tokyo Ohka Kogyo Co. Ltd.	27,000	1,560,072

Tokyo Seimitsu Co. Ltd.	66,400	2,554,422

Tokyo Steel Manufacturing Co. Ltd.(a)	99,600	1,022,268

Tokyotokeiba Co. Ltd.	22,300	677,763

Tokyu Construction Co. Ltd.	65,200	330,678

Tomoku Co. Ltd.(a)	97,700	1,173,809

Tomy Co. Ltd.	78,600	874,646

Topcon Corp.	71,000	950,650

Totech Corp.	24,600	808,663

Totetsu Kogyo Co. Ltd.(a)	37,800	769,406

Towa Pharmaceutical Co. Ltd.(a)	34,400	489,804

Toyo Tanso Co. Ltd.	31,300	965,411

Toyo Tire Corp.(a)	138,500	1,607,803

Toyobo Co. Ltd.(a)	86,100	672,161

Transcosmos, Inc.(a)	66,400	1,564,084

TS Tech Co. Ltd.	101,500	1,280,476

Tsubakimoto Chain Co.	46,700	1,128,113

Tsumura & Co.	45,901	907,053

UACJ Corp.(a)	39,900	789,965

UBE Corp.	79,900	1,233,710

Ulvac, Inc.	26,200	1,131,941

Valor Holdings Co. Ltd.	64,000	926,170

Valqua Ltd.	47,500	1,229,525

VT Holdings Co. Ltd.	207,800	791,604

Wacoal Holdings Corp.(a)	48,800	911,906

Wacom Co. Ltd.(a)	123,000	637,689

Xebio Holdings Co. Ltd.	88,200	695,182

YAMABIKO Corp.	62,700	619,980

Yamagata Bank Ltd.(a)	8,900	67,741

Yamaguchi Financial Group, Inc.(a)	232,400	1,417,904

Yamaichi Electronics Co. Ltd.(a)	51,000	753,753

Yamazen Corp.	109,800	839,031

Yaoko Co. Ltd.(a)	14,800	767,300

Yellow Hat Ltd.(a)	76,300	1,045,119

Yokogawa Bridge Holdings Corp.	59,900	973,954

Yokorei Co. Ltd.(a)	29,500	212,567

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

Investments	Shares	Value

Yuasa Trading Co. Ltd.	29,300	$833,274

Yurtec Corp.(a)	75,500	470,280

Total Japan		327,535,788

Malaysia – 0.1%

Frencken Group Ltd.(a)	898,500	763,646

Netherlands – 0.8%

AMG Advanced Metallurgical Group NV	24,308	1,035,778

Brunel International NV	66,065	917,301

Corbion NV	31,169	1,024,034

ForFarmers NV	204,079	721,704

Heijmans NV, CVA	98,533	1,353,127

Ordina NV	194,451	1,259,117

RHI Magnesita NV	120,351	3,333,299

Sligro Food Group NV	29,081	497,938

Total Netherlands		10,142,298

Norway – 3.4%

ABG Sundal Collier Holding ASA	1,516,192	883,098

AF Gruppen ASA	66,055	939,760

Aker Solutions ASA	109,056	396,109

AMSC ASA*	135,760	537,954

Atea ASA*	151,555	1,852,273

Austevoll Seafood ASA	363,820	3,261,947

Belships ASA	1,193,622	2,302,199

Bonheur ASA	19,355	429,676

Borregaard ASA	59,698	996,382

Bouvet ASA	114,180	701,013

DNO ASA(a)	1,557,983	1,527,770

Elopak ASA	174,670	362,746

Entra ASA(b)	248,424	2,398,112

Europris ASA(b)	320,261	2,221,593

Grieg Seafood ASA	150,065	1,171,364

Kid ASA(b)	93,659	759,245

MPC Container Ships ASA(a)	2,545,309	4,055,006

OKEA ASA(a)	230,061	693,054

Pareto Bank ASA	103,954	528,053

Protector Forsikring ASA	144,049	1,911,832

Rana Gruber ASA	232,903	1,354,307

Selvaag Bolig ASA	138,626	490,408

SpareBank 1 Nord Norge(a)	269,704	2,268,757

SpareBank 1 Oestlandet	78,868	856,974

SpareBank 1 SMN(a)	203,538	2,402,087

Sparebanken Vest	130,079	1,142,667

TGS ASA	126,741	2,270,255

Veidekke ASA	140,711	1,494,024

Total Norway		40,208,665

Peru – 0.1%

Hochschild Mining PLC	1,069,814	1,117,742

Portugal – 1.7%

Altri SGPS SA(a)	280,527	1,446,479

Banco Comercial Portugues SA, Class R	3,130,067	693,735

Corticeira Amorim SGPS SA(a)	112,645	1,223,832

CTT – Correios de Portugal SA(a)	211,957	832,465

Mota-Engil SGPS SA(a)	382,916	660,638

NOS SGPS SA	1,447,827	6,631,732

REN – Redes Energeticas Nacionais SGPS SA	1,734,602	5,088,307

Sonae SGPS SA	3,321,814	3,627,029

Total Portugal		20,204,217

Singapore – 3.6%

AEM Holdings Ltd.(a)	580,000	1,387,236

Aztech Global Ltd.	1,091,800	665,156

Bukit Sembawang Estates Ltd.(a)	533,000	1,643,639

Capitaland India Trust(a)	2,567,900	2,105,232

Geo Energy Resources Ltd.(a)	6,851,800	1,700,646

Hour Glass Ltd.	1,398,800	2,293,546

Japfa Ltd.(a)	1,422,200	246,028

Jiutian Chemical Group Ltd.	14,730,700	808,801

Kenon Holdings Ltd.	142,575	4,173,526

Keppel DC REIT	3,427,400	5,310,401

Keppel Infrastructure Trust(a)	10,561,582	4,170,457

Parkway Life Real Estate Investment Trust	965,700	2,898,080

Propnex Ltd.	1,488,500	2,160,735

Raffles Medical Group Ltd.	1,329,100	1,489,496

Samudera Shipping Line Ltd.	2,469,000	2,339,844

Sheng Siong Group Ltd.	2,605,200	3,311,487

Silverlake Axis Ltd.	2,705,500	671,517

Singapore Post Ltd.	2,527,300	950,434

StarHub Ltd.	1,545,900	1,209,233

UMS Holdings Ltd.	2,018,698	1,685,348

Wing Tai Holdings Ltd.	1,297,600	1,454,194

Total Singapore		42,675,036

Spain – 1.9%

Almirall SA	95,007	887,695

Applus Services SA	89,285	697,941

Atresmedia Corp. de Medios de Comunicacion SA	715,739	2,701,433

Construcciones y Auxiliar de Ferrocarriles SA	31,441	874,472

Ence Energia y Celulosa SA(a)	571,095	2,128,199

Faes Farma SA	778,663	2,664,832

Gestamp Automocion SA(b)	364,307	1,651,283

Indra Sistemas SA	86,964	1,176,301

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	1,337,148	1,441,849

Neinor Homes SA(b)	154,947	1,525,180

Pharma Mar SA(a)	5,749	276,198

Prosegur Cash SA(a)(b)	2,044,288	1,568,038

Prosegur Cia de Seguridad SA	1,199,057	2,385,272

Sacyr SA(a)	911,066	2,929,889

Total Spain		22,908,582

Sweden – 6.1%

AcadeMedia AB(b)	120,650	600,367

AddLife AB, Class B	63,440	573,860

AFRY AB	125,022	2,250,976

Akelius Residential Property AB, Class D	476,478	955,618

Atrium Ljungberg AB, Class B(a)	150,806	2,457,794

Beijer Alma AB(a)	52,957	1,054,590

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

Investments	Shares	Value

Betsson AB, Class B*	175,186	$1,665,775

Bilia AB, Class A	199,237	2,459,348

Bravida Holding AB(b)	193,723	2,182,047

Catena AB	32,085	1,188,156

Clas Ohlson AB, Class B(a)	168,253	1,251,000

Cloetta AB, Class B	518,950	1,094,997

Coor Service Management Holding AB(b)	179,294	1,143,762

Corem Property Group AB, Class B(a)	1,950,288	1,360,747

Dios Fastigheter AB	223,331	1,482,836

Dometic Group AB(a)(b)	411,946	2,505,948

Electrolux Professional AB, Class B	123,038	643,100

Elekta AB, Class B(a)	457,205	3,486,725

Granges AB	106,980	1,018,778

HMS Networks AB	21,340	871,335

Instalco AB(a)	154,569	745,004

Inwido AB	109,114	1,159,584

JM AB(a)	180,443	2,989,533

KNOW IT AB	27,458	546,536

Lagercrantz Group AB, Class B	116,299	1,454,642

Lindab International AB	70,933	1,084,905

Loomis AB	63,988	2,190,620

MEKO AB	62,660	746,272

MIPS AB(a)	16,125	814,216

Munters Group AB(a)(b)	65,092	599,789

Mycronic AB	63,240	1,553,930

NCC AB, Class B	198,206	1,756,598

New Wave Group AB, Class B	44,414	761,538

Nolato AB, Class B	284,786	1,443,216

Nordic Paper Holding AB	205,637	889,414

Nordic Waterproofing Holding AB	38,476	604,066

Peab AB, Class B	666,354	3,331,915

Platzer Fastigheter Holding AB, Class B	129,760	1,006,090

Ratos AB, Class B(a)	270,843	825,885

Resurs Holding AB(b)	658,514	1,466,956

Sagax AB, Class D(a)	402,819	1,017,774

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	730,894	1,134,803

Sectra AB, Class B*(a)	40,026	625,853

Skandinaviska Enskilda Banken AB, Class C*(a)	14,045	179,870

SkiStar AB(a)	39,179	470,773

SSAB AB, Class A	1,249,059	9,207,542

Svenska Handelsbanken AB, Class B(a)	24,406	261,723

Synsam AB(a)	126,723	495,427

Troax Group AB	39,896	829,119

Wihlborgs Fastigheter AB	397,806	3,044,096

Total Sweden		73,485,448

Switzerland – 1.4%

Arbonia AG	53,480	639,266

Comet Holding AG, Registered Shares	6,072	1,681,589

Huber + Suhner AG, Registered Shares	21,869	1,874,383

Landis & Gyr Group AG*	31,016	2,378,273

Medmix AG(b)	36,894	770,552

Mobilezone Holding AG, Registered Shares	112,295	1,833,990

Sulzer AG, Registered Shares(a)	53,359	4,523,731

Swissquote Group Holding SA, Registered Shares	9,837	1,919,914

u-blox Holding AG*	3,964	554,539

Zehnder Group AG	9,477	772,849

Total Switzerland		16,949,086

United Kingdom – 14.1%

AG Barr PLC	109,446	682,036

AJ Bell PLC	290,593	1,240,316

Alliance Pharma PLC(a)	433,913	370,193

Ashmore Group PLC	1,778,456	5,246,747

Assura PLC	6,961,227	4,205,483

Bloomsbury Publishing PLC	142,637	786,581

Bodycote PLC	236,815	1,910,585

Bridgepoint Group PLC(b)(c)	709,107	1,935,920

Bytes Technology Group PLC	151,995	729,937

Central Asia Metals PLC	710,041	2,076,305

Chemring Group PLC	206,838	710,971

Chesnara PLC	308,697	1,145,065

Clarkson PLC	32,061	1,224,932

Close Brothers Group PLC	284,871	3,173,581

CLS Holdings PLC	740,571	1,230,673

CMC Markets PLC(a)(b)	423,816	921,240

Coats Group PLC	1,446,453	1,318,100

Concentric AB	28,278	578,129

Craneware PLC(a)	19,386	275,653

Cranswick PLC	60,607	2,251,123

Crest Nicholson Holdings PLC	583,049	1,574,470

Currys PLC	1,784,430	1,296,236

Devro PLC	403,932	1,638,169

DFS Furniture PLC(a)	540,225	909,763

DiscoverIE Group PLC	54,224	516,919

Diversified Energy Co. PLC	3,078,901	3,601,334

Domino’s Pizza Group PLC	569,524	2,018,203

Dunelm Group PLC(a)	291,004	3,975,922

EMIS Group PLC	39,721	736,696

Empiric Student Property PLC	1,314,552	1,467,716

Essentra PLC	259,911	621,524

FDM Group Holdings PLC	173,779	1,557,801

Fevertree Drinks PLC	63,664	1,010,731

Firstgroup PLC	434,263	557,885

Forterra PLC(b)	588,289	1,444,596

FRP Advisory Group PLC	234,474	313,109

Galliford Try Holdings PLC	231,096	492,613

Gamma Communications PLC	38,835	518,589

Genuit Group PLC	326,801	1,127,364

Genus PLC	24,627	875,135

Grainger PLC	487,601	1,404,744

Great Portland Estates PLC	191,076	1,197,818

Greggs PLC	90,773	3,113,434

Halfords Group PLC	352,349	761,537

Hammerson PLC(a)	3,266,085	1,053,606

Headlam Group PLC	161,094	605,521

Henry Boot PLC(a)	98,138	270,594

Hill & Smith PLC	73,727	1,223,364

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

Investments	Shares	Value

Hilton Food Group PLC	122,976	$1,052,211

Hunting PLC	182,447	532,384

I3 Energy PLC(a)	2,340,321	530,124

Ibstock PLC(b)	1,035,783	2,209,197

Impax Asset Management Group PLC	146,918	1,449,621

IntegraFin Holdings PLC	460,937	1,550,198

Jadestone Energy PLC	749,187	629,906

James Halstead PLC(a)	279,793	633,089

Kainos Group PLC	75,054	1,282,503

Keller Group PLC	109,728	921,221

Learning Technologies Group PLC	385,999	615,676

Liontrust Asset Management PLC	197,108	2,490,759

Londonmetric Property PLC	2,143,761	4,654,547

Lookers PLC	700,578	712,907

ME Group International PLC	1,004,717	1,559,064

Mitie Group PLC	1,138,670	1,151,669

Moneysupermarket.com Group PLC	1,040,120	3,202,281

Morgan Advanced Materials PLC	362,390	1,268,058

Morgan Sindall Group PLC	85,243	1,781,238

Mortgage Advice Bureau Holdings Ltd.	78,133	716,828

NCC Group PLC	241,611	305,312

Next Fifteen Communications Group PLC	56,120	581,485

Ninety One PLC(a)	1,378,722	3,157,143

Oxford Instruments PLC	22,855	707,890

Pagegroup PLC	976,774	5,512,090

Pan African Resources PLC(a)	4,220,498	865,217

PayPoint PLC	189,204	1,064,433

Pets at Home Group PLC	631,136	2,879,558

Premier Foods PLC	290,326	437,948

Primary Health Properties PLC(a)	2,127,217	2,661,760

PZ Cussons PLC	438,857	1,004,941

Quilter PLC(b)	2,463,341	2,566,390

Redde Northgate PLC	488,663	2,087,537

Redrow PLC	779,289	4,588,434

RWS Holdings PLC	470,778	1,740,460

Safestore Holdings PLC	277,733	3,262,328

Savills PLC	160,771	1,970,956

Serica Energy PLC	654,770	1,793,243

Shaftesbury Capital PLC(a)	577,165	818,540

Smart Metering Systems PLC	178,623	1,638,769

Speedy Hire PLC	1,367,312	568,891

Spirent Communications PLC	435,547	933,276

SThree PLC	150,336	774,203

TBC Bank Group PLC	113,059	3,131,336

Telecom Plus PLC	98,383	2,299,103

TORM PLC, Class A	84,248	2,590,148

TP ICAP Group PLC	1,219,548	2,715,746

Travis Perkins PLC	287,734	3,402,572

TT Electronics PLC	302,293	699,698

Tyman PLC	393,663	1,170,621

Vesuvius PLC	520,611	2,663,670

Victrex PLC	83,242	1,639,589

VIDENDUM PLC	66,334	725,865

Virgin Money UK PLC	1,250,029	2,255,801

Volution Group PLC	127,296	677,586

Watkin Jones PLC	747,053	820,240

Wickes Group PLC	772,040	1,319,242

Wincanton PLC	219,248	585,553

Workspace Group PLC	322,761	1,743,172

XPS Pensions Group PLC	413,555	818,144

Total United Kingdom		168,021,334
TOTAL COMMON STOCKS (Cost: $1,158,086,095)		1,176,197,196

RIGHTS – 0.0%

Australia – 0.0%

Kelsian Group Ltd., expiring 4/5/23* (Cost: $0)	30,684	6,165

EXCHANGE-TRADED FUNDS – 0.3%

United States – 0.3%

WisdomTree Europe SmallCap Dividend Fund(d)	33,746	1,967,678

WisdomTree Japan SmallCap Dividend Fund(d)	24,171	1,615,590
TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,107,270)		3,583,268

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.5%

United States – 10.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(e)
(Cost: $125,225,751)	125,225,751	125,225,751

TOTAL INVESTMENTS IN SECURITIES – 109.3%

(Cost: $1,286,419,116)		1,305,012,380

Other Assets less Liabilities – (9.3)%		(111,219,745)

NET ASSETS – 100.0%		$1,193,792,635

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $199,039,176 and the total market value of the collateral held by the Fund was $210,806,832. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $85,581,081.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$4,449,907	$14,067,561	$15,129,879	$(1,759,131)	$339,220	$1,967,678	$289,320
WisdomTree Japan SmallCap Dividend Fund	3,408,074	11,631,073	13,097,406	(690,829)	364,678	1,615,590	154,711
Total	$7,857,981	$25,698,634	$28,227,285	$(2,449,960)	$703,898	$3,583,268	$444,031

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	4/3/2023	2,121,439	NOK	27,000,000	JPY	$—	$(309)
HSBC Holdings PLC	4/3/2023	1,293,876	NOK	100,000	GBP	—	(102)
HSBC Holdings PLC	4/3/2023	599,944	NOK	449,585	HKD	12	—
Royal Bank of Canada	4/3/2023	368,753	USD	550,000	AUD	390	—
						$402	$(411)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$326,615,122	$920,666	$—	$327,535,788
Other	848,661,408	—	—	848,661,408
Rights	—	6,165	—	6,165
Exchange-Traded Funds	3,583,268	—	—	3,583,268
Investment of Cash Collateral for Securities Loaned	—	125,225,751	—	125,225,751
Total Investments in Securities	$1,178,859,798	$126,152,582	$—	$1,305,012,380
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$402	$—	$402
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(411)	$—	$(411)
Total – Net	$1,178,859,798	$126,152,573	$—	$1,305,012,371

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 98.2%

Japan – 98.2%

Air Freight & Logistics – 1.2%

AIT Corp.	11,000	$133,564

AZ-COM MARUWA Holdings, Inc.(a)	14,300	213,818

Hamakyorex Co. Ltd.	5,800	140,544

Konoike Transport Co. Ltd.	13,100	146,562

Mitsui-Soko Holdings Co. Ltd.	14,000	412,878

Sankyu, Inc.	11,500	423,830

SBS Holdings, Inc.	6,100	154,001

Senko Group Holdings Co. Ltd.	59,056	419,324

Shibusawa Warehouse Co. Ltd.(a)	9,000	150,259

Trancom Co. Ltd.(a)	1,300	72,282

Total Air Freight & Logistics		2,267,062

Automobile Components – 4.7%

Aisan Industry Co. Ltd.	21,600	145,904

Daido Metal Co. Ltd.(a)	32,400	124,400

Daikyonishikawa Corp.(a)	26,800	129,882

Eagle Industry Co. Ltd.	29,800	266,004

Exedy Corp.	33,125	451,241

Fujikura Composites, Inc.(a)	12,000	98,820

FuKoKu Co. Ltd.	14,200	109,682

Futaba Industrial Co. Ltd.	30,800	98,586

G-Tekt Corp.(a)	15,500	166,774

H-One Co. Ltd.	100	474

KYB Corp.	12,600	380,585

Musashi Seimitsu Industry Co. Ltd.(a)	18,200	255,312

NHK Spring Co. Ltd.	113,800	809,742

Nihon Tokushu Toryo Co. Ltd.(a)	15,100	106,877

NOK Corp.(a)	66,300	728,807

Pacific Industrial Co. Ltd.	18,300	158,676

Piolax, Inc.(a)	14,400	208,821

Press Kogyo Co. Ltd.	72,300	270,534

Riken Corp.	9,600	187,037

Seiren Co. Ltd.(a)	9,711	170,156

Shoei Co. Ltd.	13,200	275,128

Sumitomo Riko Co. Ltd.	21,300	110,269

Sumitomo Rubber Industries Ltd.	79,700	716,216

Suncall Corp.(a)	15,400	68,617

T RAD Co. Ltd.*(a)	5,000	88,136

Tachi-S Co. Ltd.(a)	19,500	175,821

Tokai Rika Co. Ltd.(a)	33,158	405,350

Topre Corp.(a)	6,000	55,316

Toyo Tire Corp.(a)	65,100	755,726

Toyoda Gosei Co. Ltd.(a)	26,900	460,831

TPR Co. Ltd.	13,100	131,797

TS Tech Co. Ltd.	43,700	551,298

Total Automobile Components		8,662,819

Automobiles – 0.1%

Nissan Shatai Co. Ltd.(a)	20,100	127,768

Banks – 7.7%

77 Bank Ltd.(a)	40,900	664,406

Akita Bank Ltd.	10,700	141,820

Aozora Bank Ltd.(a)	59,400	1,070,709

Awa Bank Ltd.(a)	8,275	121,243

Bank of Iwate Ltd.	11,400	181,934

Bank of Nagoya Ltd.	9,769	231,582

Bank of Saga Ltd.(a)	12,800	155,804

Bank of the Ryukyus Ltd.(a)	24,408	169,823

Daishi Hokuetsu Financial Group, Inc.	17,555	381,200

Ehime Bank Ltd.(a)	16,799	106,280

FIDEA Holdings Co. Ltd.	16,180	162,055

First Bank of Toyama Ltd.(a)	33,400	147,814

Fukui Bank Ltd.	48	537

Gunma Bank Ltd.	119,100	396,433

Hachijuni Bank Ltd.	162,800	703,359

Hirogin Holdings, Inc.(a)	108,900	512,220

Hokkoku Financial Holdings, Inc.(a)	4,462	138,631

Hokuhoku Financial Group, Inc.(a)	31,800	221,016

Hyakugo Bank Ltd.(a)	75,800	211,299

Hyakujushi Bank Ltd.	15,500	213,942

Juroku Financial Group, Inc.	14,900	316,159

Keiyo Bank Ltd.(a)	48,742	207,288

Kiyo Bank Ltd.(a)	17,190	191,675

Kyushu Financial Group, Inc.(a)	124,000	444,421

Mebuki Financial Group, Inc.	327,300	796,793

Miyazaki Bank Ltd.	6,100	107,251

Musashino Bank Ltd.(a)	13,200	220,380

Nanto Bank Ltd.(a)	10,500	183,350

Nishi-Nippon Financial Holdings, Inc.	61,500	502,758

North Pacific Bank Ltd.	114,915	240,036

Ogaki Kyoritsu Bank Ltd.(a)	11,242	150,862

Oita Bank Ltd.(a)	7,300	112,223

Okinawa Financial Group, Inc.	4,780	74,776

Procrea Holdings, Inc.(a)	5,462	86,389

San ju San Financial Group, Inc.	17,700	209,995

San-In Godo Bank Ltd.	102,200	567,479

Senshu Ikeda Holdings, Inc.	185,540	323,430

Seven Bank Ltd.(a)	582,500	1,159,835

Shiga Bank Ltd.(a)	25,684	516,999

Shikoku Bank Ltd.(a)	23,300	152,486

Suruga Bank Ltd.	30,300	105,637

Toho Bank Ltd.(a)	114,600	186,853

Tokyo Kiraboshi Financial Group, Inc.(a)	16,300	321,493

TOMONY Holdings, Inc.(a)	43,477	115,316

Towa Bank Ltd.(a)	27,400	111,996

Yamagata Bank Ltd.(a)	14,600	111,126

Yamaguchi Financial Group, Inc.(a)	63,500	387,422

Yamanashi Chuo Bank Ltd.(a)	16,700	143,297

Total Banks		13,979,832

Beverages – 0.8%

Coca-Cola Bottlers Japan Holdings, Inc.	65,900	715,497

Sapporo Holdings Ltd.	7,698	196,947

Takara Holdings, Inc.(a)	59,911	460,058

Total Beverages		1,372,502

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2023

Investments	Shares	Value

Biotechnology – 0.1%

Takara Bio, Inc.	20,500	$266,936

Broadline Retail – 1.1%

ASKUL Corp.	16,030	207,526

Belluna Co. Ltd.(a)	18,284	96,441

Izumi Co. Ltd.	16,200	382,816

J. Front Retailing Co. Ltd.	57,200	568,175

Mr. Max Holdings Ltd.	100	510

Seria Co. Ltd.	18,800	370,378

Takashimaya Co. Ltd.(a)	20,300	294,837

Total Broadline Retail		1,920,683

Building Products – 1.6%

Bunka Shutter Co. Ltd.(a)	21,700	180,331

Central Glass Co. Ltd.	9,986	220,369

Nichias Corp.	29,513	590,083

Nichiha Corp.	10,900	221,047

Nitto Boseki Co. Ltd.(a)	6,500	98,411

Noritz Corp.	9,700	126,598

Okabe Co. Ltd.	22,600	130,414

Sanwa Holdings Corp.	59,300	630,917

Shin Nippon Air Technologies Co. Ltd.(a)	6,900	96,690

Sinko Industries Ltd.(a)	8,400	104,392

Takara Standard Co. Ltd.	23,631	260,830

Takasago Thermal Engineering Co. Ltd.	16,072	254,684

Total Building Products		2,914,766

Capital Markets – 1.2%

Ichiyoshi Securities Co. Ltd.(a)	29,188	132,683

IwaiCosmo Holdings, Inc.(a)	19,400	195,326

Marusan Securities Co. Ltd.(a)	28,300	90,796

Matsui Securities Co. Ltd.(a)	115,400	678,925

Monex Group, Inc.(a)	73,594	263,764

Okasan Securities Group, Inc.(a)	43,300	153,237

SBI Global Asset Management Co. Ltd.	42,244	152,674

Sparx Group Co. Ltd.(a)	16,900	183,870

Tokai Tokyo Financial Holdings, Inc.(a)	100,700	276,927

Total Capital Markets		2,128,202

Chemicals – 9.9%

ADEKA Corp.(a)	30,725	521,279

Aica Kogyo Co. Ltd.(a)	20,415	465,546

Asahi Yukizai Corp.(a)	6,700	159,332

C. Uyemura & Co. Ltd.(a)	6,600	321,346

Chugoku Marine Paints Ltd.	18,600	153,032

CI Takiron Corp.(a)	24,400	90,384

Daicel Corp.	99,700	749,117

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,642	102,380

Denka Co. Ltd.	33,500	688,425

DIC Corp.	31,600	565,091

DKS Co. Ltd.(a)	5,500	77,898

Fujimi, Inc.(a)	11,100	608,836

Fujimori Kogyo Co. Ltd.	5,100	122,049

Fuso Chemical Co. Ltd.(a)	5,900	166,906

Harima Chemicals Group, Inc.(a)	13,900	91,594

Ishihara Sangyo Kaisha Ltd.	18,600	155,827

JCU Corp.	5,400	139,778

JSP Corp.	10,023	116,806

Kaneka Corp.	17,600	456,233

Kanto Denka Kogyo Co. Ltd.	12,500	96,833

KeePer Technical Laboratory Co. Ltd.	2,100	77,711

KH Neochem Co. Ltd.	15,000	270,268

Konishi Co. Ltd.(a)	11,400	164,032

Kumiai Chemical Industry Co. Ltd.	30,724	196,224

Kureha Corp.(a)	4,764	302,471

Lintec Corp.	40,665	661,505

MEC Co. Ltd.(a)	3,300	63,501

Moriroku Holdings Co. Ltd.(a)	9,500	131,411

Nihon Nohyaku Co. Ltd.(a)	19,600	99,259

Nihon Parkerizing Co. Ltd.	50,800	378,643

Nippon Chemical Industrial Co. Ltd.	5,800	86,331

Nippon Kayaku Co. Ltd.	81,300	731,205

Nippon Pillar Packing Co. Ltd.(a)	14,700	414,193

Nippon Shokubai Co. Ltd.	17,900	710,136

Nippon Soda Co. Ltd.	16,518	572,775

Osaka Organic Chemical Industry Ltd.	5,600	90,718

Osaka Soda Co. Ltd.(a)	7,800	255,233

Riken Technos Corp.	23,000	101,788

Sakai Chemical Industry Co. Ltd.(a)	10,300	136,983

Sakata INX Corp.	12,500	97,209

Sanyo Chemical Industries Ltd.	7,435	238,541

Shikoku Kasei Holdings Corp.(a)	10,300	108,580

Shin-Etsu Polymer Co. Ltd.	25,900	290,156

Sumitomo Bakelite Co. Ltd.	12,718	493,086

T Hasegawa Co. Ltd.(a)	10,500	234,394

Taiyo Holdings Co. Ltd.(a)	21,282	399,767

Takasago International Corp.(a)	6,900	135,677

Tayca Corp.	100	882

Teijin Ltd.	63,400	665,012

Toagosei Co. Ltd.	51,000	472,102

Tokai Carbon Co. Ltd.	60,100	568,983

Tokuyama Corp.	17,900	283,113

Tokyo Ohka Kogyo Co. Ltd.	14,700	849,373

Toyo Ink SC Holdings Co. Ltd.	23,302	359,974

Toyobo Co. Ltd.(a)	22,353	174,504

UBE Corp.	41,793	645,312

Valqua Ltd.	12,637	327,105

Zeon Corp.(a)	49,100	516,124

Total Chemicals		18,152,973

Commercial Services & Supplies – 1.5%

Aeon Delight Co. Ltd.	9,400	214,712

Daiseki Co. Ltd.	5,288	166,678

Inui Global Logistics Co. Ltd.(a)	28,800	387,996

Japan Elevator Service Holdings Co. Ltd.(a)	6,100	98,451

Kokuyo Co. Ltd.	28,800	406,389

Matsuda Sangyo Co. Ltd.(a)	4,700	80,199

Mitsubishi Pencil Co. Ltd.	10,900	133,168

Nippon Kanzai Co. Ltd.*(a)	10,600	214,485

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2023

Investments	Shares	Value

Nippon Parking Development Co. Ltd.	80,600	$141,106

Okamura Corp.(a)	22,576	231,375

Pilot Corp.	6,400	206,777

Prestige International, Inc.	15,800	70,755

Sato Holdings Corp.(a)	10,638	174,969

Studio Alice Co. Ltd.(a)	6,300	101,442

TRE Holdings Corp.(a)	9,500	102,074

Total Commercial Services & Supplies		2,730,576

Construction & Engineering – 5.4%

Asanuma Corp.	11,700	273,841

CTI Engineering Co. Ltd.	3,500	79,420

Dai-Dan Co. Ltd.(a)	5,400	96,120

Daiho Corp.(a)	12,000	331,805

EXEO Group, Inc.	40,700	733,022

Fudo Tetra Corp.	11,900	145,833

Hazama Ando Corp.(a)	59,300	381,402

INFRONEER Holdings, Inc.	78,573	603,363

JDC Corp.	23,600	107,103

Kandenko Co. Ltd.	35,238	247,558

Kumagai Gumi Co. Ltd.	10,800	215,773

Kyudenko Corp.	14,990	379,002

MIRAIT ONE Corp.	28,200	349,401

Nippon Koei Co. Ltd.	6,600	167,120

Nippon Road Co. Ltd.	2,100	115,185

Nishimatsu Construction Co. Ltd.(a)	28,807	741,333

Nittoc Construction Co. Ltd.	25,800	188,426

Okumura Corp.(a)	14,170	333,249

Oriental Shiraishi Corp.	70,000	171,463

Penta-Ocean Construction Co. Ltd.	61,893	293,909

PS Mitsubishi Construction Co. Ltd.(a)	26,400	129,729

Raito Kogyo Co. Ltd.	17,100	250,673

Raiznext Corp.	15,500	169,453

Sanki Engineering Co. Ltd.(a)	35,500	390,503

Shinnihon Corp.(a)	26,100	183,557

Sumitomo Mitsui Construction Co. Ltd.(a)	46,960	135,492

Taihei Dengyo Kaisha Ltd.(a)	6,900	210,230

Taikisha Ltd.(a)	9,565	264,477

Takamatsu Construction Group Co. Ltd.(a)	5,900	89,947

Tekken Corp.	10,500	142,719

Tess Holdings Co. Ltd.	6,300	51,265

Toa Corp.(a)	5,700	113,666

Tobishima Corp.	17,100	135,423

Toda Corp.	85,149	442,091

Tokyo Energy & Systems, Inc.	12,200	81,767

Tokyu Construction Co. Ltd.	19,700	99,914

Totetsu Kogyo Co. Ltd.(a)	10,779	219,403

Toyo Construction Co. Ltd.	22,900	157,611

Wakachiku Construction Co. Ltd.(a)	5,200	149,252

Yokogawa Bridge Holdings Corp.	14,900	242,269

Yondenko Corp.(a)	7,200	102,247

Yurtec Corp.	15,100	94,056

Total Construction & Engineering		9,810,072

Construction Materials – 0.6%

Sumitomo Osaka Cement Co. Ltd.(a)	10,740	301,001

Taiheiyo Cement Corp.	33,800	631,607

Yotai Refractories Co. Ltd.	10,600	120,902

Total Construction Materials		1,053,510

Consumer Finance – 0.0%

J Trust Co. Ltd.(a)	16,900	50,158

Consumer Staples Distribution & Retail – 1.9%

Aeon Hokkaido Corp.(a)	12,600	76,117

Ain Holdings, Inc.	2,500	104,253

Arcs Co. Ltd.(a)	22,294	376,061

Belc Co. Ltd.	2,400	100,984

Create SD Holdings Co. Ltd.	9,500	239,838

Fuji Co. Ltd.(a)	10,800	140,224

G-7 Holdings, Inc.(a)	10,200	110,821

H2O Retailing Corp.(a)	23,000	257,322

Heiwado Co. Ltd.	7,263	111,054

Kato Sangyo Co. Ltd.	12,116	319,537

Life Corp.	12,400	240,472

Mitsubishi Shokuhin Co. Ltd.	16,100	393,155

Qol Holdings Co. Ltd.(a)	12,500	109,043

San-A Co. Ltd.(a)	3,400	104,230

United Super Markets Holdings, Inc.	22,100	184,983

Valor Holdings Co. Ltd.	16,891	244,436

Yaoko Co. Ltd.(a)	4,500	233,301

Yokorei Co. Ltd.(a)	11,800	85,027

Total Consumer Staples Distribution & Retail		3,430,858

Containers & Packaging – 0.5%

FP Corp.(a)	9,500	234,127

Fuji Seal International, Inc.	9,810	111,301

Pack Corp.	5,300	117,676

Rengo Co. Ltd.(a)	62,600	404,038

Tomoku Co. Ltd.(a)	10,100	121,346

Total Containers & Packaging		988,488

Distributors – 0.4%

Arata Corp.	4,000	121,872

Doshisha Co. Ltd.	4,800	69,896

Happinet Corp.(a)	9,500	132,910

PALTAC Corp.(a)	10,400	392,276

Yamae Group Holdings Co. Ltd.	100	1,361

Total Distributors		718,315

Diversified Consumer Services – 0.4%

Asante, Inc.	100	1,240

Aucnet, Inc.(a)	7,200	86,504

Benesse Holdings, Inc.	20,900	304,651

Riso Kyoiku Co. Ltd.	74,300	183,670

Tokyo Individualized Educational Institute, Inc.	29,500	119,029

Total Diversified Consumer Services		695,094

Diversified Telecommunication Services – 0.1%

ARTERIA Networks Corp.	18,300	175,314

Usen-Next Holdings Co. Ltd.	4,000	76,970

Total Diversified Telecommunication Services		252,284

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2023

Investments	Shares	Value

Electrical Equipment – 1.5%

Daihen Corp.	6,500	$216,602

Fujikura Ltd.	36,700	258,657

Furukawa Electric Co. Ltd.(a)	14,800	273,670

GS Yuasa Corp.(a)	12,200	218,352

Idec Corp.	10,536	271,930

Mabuchi Motor Co. Ltd.	15,700	454,756

Nippon Carbon Co. Ltd.	5,400	166,354

Nitto Kogyo Corp.(a)	13,100	260,051

Sanyo Denki Co. Ltd.	1,800	83,177

Sinfonia Technology Co. Ltd.(a)	12,700	150,388

SWCC Showa Holdings Co. Ltd.(a)	6,600	93,974

Takaoka Toko Co. Ltd.(a)	7,000	123,653

Toyo Tanso Co. Ltd.	4,800	148,050

Total Electrical Equipment		2,719,614

Electronic Equipment, Instruments & Components – 7.1%

Ai Holdings Corp.	20,100	346,000

Alps Alpine Co. Ltd.(a)	49,200	469,117

Amano Corp.	19,435	364,342

Anritsu Corp.	26,400	242,200

Canon Electronics, Inc.	8,800	122,125

Citizen Watch Co. Ltd.(a)	136,100	795,595

Daishinku Corp.(a)	13,900	75,928

Daitron Co. Ltd.	7,900	158,309

Daiwabo Holdings Co. Ltd.	26,895	441,143

Dexerials Corp.(a)	15,600	315,071

Elematec Corp.	24,154	336,294

ESPEC Corp.	6,400	97,859

Hakuto Co. Ltd.(a)	14,834	547,818

Hioki EE Corp.(a)	3,000	194,755

Hochiki Corp.	8,900	103,518

Horiba Ltd.	12,100	719,145

I-PEX, Inc.	8,800	93,098

Innotech Corp.	14,600	151,715

Iriso Electronics Co. Ltd.	3,400	125,434

Japan Aviation Electronics Industry Ltd.(a)	22,900	395,403

Kaga Electronics Co. Ltd.	12,800	481,839

Koa Corp.(a)	10,000	138,403

Kyosan Electric Manufacturing Co. Ltd.(a)	34,100	108,893

Macnica Holdings, Inc.	22,300	630,010

Marubun Corp.(a)	14,700	150,877

Maruwa Co. Ltd.(a)	700	96,566

Maxell Ltd.(a)	13,800	159,578

Meiko Electronics Co. Ltd.(a)	4,500	98,798

Nichicon Corp.	20,700	214,637

Nippon Ceramic Co. Ltd.	9,200	186,917

Nippon Electric Glass Co. Ltd.	58,300	1,116,588

Nippon Signal Co. Ltd.(a)	14,800	118,098

Nissha Co. Ltd.	8,500	118,728

Nohmi Bosai Ltd.(a)	12,391	157,436

Oki Electric Industry Co. Ltd.	31,100	167,780

Optex Group Co. Ltd.	7,400	115,429

Osaki Electric Co. Ltd.(a)	30,800	123,117

Restar Holdings Corp.(a)	12,100	196,742

Riken Keiki Co. Ltd.	4,900	209,122

Ryoden Corp.(a)	13,861	194,756

Ryosan Co. Ltd.(a)	11,000	271,095

Sanshin Electronics Co. Ltd.(a)	8,700	157,409

Satori Electric Co. Ltd.	12,900	166,714

Shibaura Electronics Co. Ltd.	2,300	101,615

Siix Corp.	12,100	128,191

Sumida Corp.	1,000	12,495

Suzuden Corp.	7,600	149,442

Tachibana Eletech Co. Ltd.	10,300	153,931

Tokyo Electron Device Ltd.(a)	3,100	204,275

Tomen Devices Corp.(a)	3,400	167,586

Topcon Corp.	26,700	357,498

Tsuzuki Denki Co. Ltd.(a)	11,300	132,706

Yokowo Co. Ltd.(a)	4,800	75,378

Total Electronic Equipment, Instruments & Components		12,957,518

Energy Equipment & Services – 0.1%

Toyo Kanetsu KK(a)	5,500	108,355

Entertainment – 0.9%

Amuse, Inc.	7,800	104,203

COLOPL, Inc.(a)	33,900	152,320

Daiichikosho Co. Ltd.(a)	25,600	420,095

GungHo Online Entertainment, Inc.	10,400	189,261

Marvelous, Inc.	23,500	116,538

MIXI, Inc.	30,700	614,046

Total Entertainment		1,596,463

Financial Services – 0.3%

eGuarantee, Inc.	5,200	84,980

Financial Partners Group Co. Ltd.(a)	46,000	399,204

Japan Investment Adviser Co. Ltd.	10,700	85,140

Total Financial Services		569,324

Food Products – 3.6%

Ariake Japan Co. Ltd.(a)	5,028	184,361

Chubu Shiryo Co. Ltd.(a)	13,000	101,976

DyDo Group Holdings, Inc.(a)	2,400	87,820

Ezaki Glico Co. Ltd.	11,400	285,664

Fuji Oil Holdings, Inc.(a)	15,800	228,292

Fujicco Co. Ltd.(a)	9,600	133,732

Fujiya Co. Ltd.	5,200	96,467

Hokuto Corp.(a)	6,391	89,077

House Foods Group, Inc.	14,900	314,592

Itoham Yonekyu Holdings, Inc.(a)	64,900	341,348

J-Oil Mills, Inc.(a)	10,500	119,998

Kagome Co. Ltd.	10,000	232,174

Kotobuki Spirits Co. Ltd.	1,500	105,605

Kyokuyo Co. Ltd.(a)	4,300	110,658

Marudai Food Co. Ltd.(a)	9,000	98,324

Maruha Nichiro Corp.	15,732	280,738

Megmilk Snow Brand Co. Ltd.	21,700	287,453

Mitsui DM Sugar Holdings Co. Ltd.(a)	10,398	158,990

Morinaga & Co. Ltd.	15,987	451,057

Morinaga Milk Industry Co. Ltd.(a)	7,900	283,139

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2023

Investments	Shares	Value

Nichirei Corp.(a)	25,700	$518,287

Nippn Corp.	27,383	341,542

Nisshin Oillio Group Ltd.	9,200	224,660

Nissui Corp.	79,600	324,764

Prima Meat Packers Ltd.	15,200	251,373

Riken Vitamin Co. Ltd.(a)	11,600	167,607

S Foods, Inc.	11,300	241,894

Sakata Seed Corp.	5,600	164,520

Showa Sangyo Co. Ltd.(a)	8,700	165,842

Starzen Co. Ltd.	100	1,635

Warabeya Nichiyo Holdings Co. Ltd.	6,500	88,399

Yukiguni Maitake Co. Ltd.	15,100	113,684

Total Food Products		6,595,672

Gas Utilities – 0.7%

Hokkaido Gas Co. Ltd.	7,900	115,333

Nippon Gas Co. Ltd.	39,000	563,799

Saibu Gas Holdings Co. Ltd.	14,200	185,115

Shizuoka Gas Co. Ltd.(a)	11,192	96,624

Toho Gas Co. Ltd.	18,200	336,814

Total Gas Utilities		1,297,685

Ground Transportation – 1.0%

Alps Logistics Co. Ltd.(a)	10,200	100,168

Fukuyama Transporting Co. Ltd.	7,711	207,998

Ichinen Holdings Co. Ltd.	12,000	114,058

Maruzen Showa Unyu Co. Ltd.	5,100	123,390

Nikkon Holdings Co. Ltd.(a)	17,460	324,694

Nishi-Nippon Railroad Co. Ltd.(a)	10,700	192,309

Sakai Moving Service Co. Ltd.	4,600	160,027

Seino Holdings Co. Ltd.	34,900	382,854

Sotetsu Holdings, Inc.(a)	9,900	168,707

Total Ground Transportation		1,774,205

Health Care Equipment & Supplies – 1.7%

Eiken Chemical Co. Ltd.	16,270	191,074

Hogy Medical Co. Ltd.(a)	8,600	205,162

Japan Lifeline Co. Ltd.	18,900	130,080

Jeol Ltd.	5,400	172,237

Mani, Inc.(a)	12,700	172,336

Menicon Co. Ltd.(a)	5,300	111,782

Mizuho Medy Co. Ltd.	7,100	124,353

Nagaileben Co. Ltd.	11,026	169,006

Nakanishi, Inc.	16,200	319,764

Nihon Kohden Corp.	12,500	337,178

Nipro Corp.(a)	30,900	236,585

Paramount Bed Holdings Co. Ltd.	15,442	273,591

PHC Holdings Corp.(a)	53,200	572,413

Total Health Care Equipment & Supplies		3,015,561

Health Care Providers & Services – 1.1%

As One Corp.(a)	5,600	236,051

BML, Inc.(a)	11,800	273,522

France Bed Holdings Co. Ltd.	13,900	110,498

H.U. Group Holdings, Inc.	31,100	622,981

Ship Healthcare Holdings, Inc.(a)	11,914	218,156

Solasto Corp.	16,700	79,554

Toho Holdings Co. Ltd.(a)	10,000	176,572

Tokai Corp.	8,800	130,853

Vital KSK Holdings, Inc.	21,100	141,734

Total Health Care Providers & Services		1,989,921

Health Care Technology – 0.0%

EM Systems Co. Ltd.(a)	10,900	69,041

Hotels, Restaurants & Leisure – 1.8%

Arcland Service Holdings Co. Ltd.(a)	4,800	80,968

Create Restaurants Holdings, Inc.(a)	18,000	136,599

Doutor Nichires Holdings Co. Ltd.	11,200	159,303

Food & Life Cos. Ltd.	9,400	242,963

Heiwa Corp.	26,600	525,444

Hiday Hidaka Corp.	98	1,581

Ichibanya Co. Ltd.	7,336	277,808

KFC Holdings Japan Ltd.(a)	5,800	123,286

KOMEDA Holdings Co. Ltd.	13,800	243,981

Kura Sushi, Inc.(a)	2,100	51,439

Kyoritsu Maintenance Co. Ltd.(a)	2,000	80,397

MOS Food Services, Inc.(a)	4,100	92,573

Ohsho Food Service Corp.(a)	5,500	248,779

Resorttrust, Inc.	22,108	350,332

Round One Corp.(a)	44,400	170,474

Saizeriya Co. Ltd.	3,600	89,128

St. Marc Holdings Co. Ltd.(a)	10,900	141,932

Tokyotokeiba Co. Ltd.	6,342	192,752

Total Hotels, Restaurants & Leisure		3,209,739

Household Durables – 2.0%

Casio Computer Co. Ltd.(a)	73,600	717,806

Cleanup Corp.	29,300	152,125

ES-Con Japan Ltd.	38,900	253,994

Fuji Corp. Ltd.	22,000	112,240

Hoosiers Holdings Co. Ltd.	20,400	126,609

JVCKenwood Corp.(a)	43,900	125,674

Ki-Star Real Estate Co. Ltd.(a)	8,400	261,612

Pressance Corp.	13,588	182,038

Sanei Architecture Planning Co. Ltd.	14,900	175,880

Sangetsu Corp.	34,200	574,069

Tama Home Co. Ltd.(a)	12,800	352,002

Tamron Co. Ltd.(a)	9,366	221,324

Token Corp.	3,700	220,738

Zojirushi Corp.(a)	14,300	171,377

Total Household Durables		3,647,488

Household Products – 0.4%

Earth Corp.	5,400	192,118

Pigeon Corp.	38,100	586,572

Total Household Products		778,690

Independent Power & Renewable Electricity Producers – 0.1%

eRex Co. Ltd.(a)	4,600	63,285

West Holdings Corp.(a)	5,247	127,735

Total Independent Power & Renewable Electricity Producers		191,020

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2023

Investments	Shares	Value

Industrial Conglomerates – 0.5%

Mie Kotsu Group Holdings, Inc.(a)	23,700	$99,544

Nisshinbo Holdings, Inc.	56,300	428,098

Noritsu Koki Co. Ltd.	4,800	80,752

TOKAI Holdings Corp.(a)	54,200	355,523

Total Industrial Conglomerates		963,917

Interactive Media & Services – 0.1%

Infocom Corp.(a)	9,700	170,546

IT Services – 2.0%

Comture Corp.(a)	5,100	79,437

Digital Garage, Inc.(a)	4,600	150,522

DTS Corp.	15,182	367,316

Future Corp.	22,300	304,784

I-Net Corp.(a)	13,800	132,100

Ines Corp.	100	1,031

Information Services International-Dentsu Ltd.	13,800	539,184

JBCC Holdings, Inc.	8,900	145,045

Mitsubishi Research Institute, Inc.(a)	3,600	137,952

NEC Networks & System Integration Corp.	35,237	427,588

NET One Systems Co. Ltd.	16,200	385,251

NSD Co. Ltd.	27,200	487,225

SB Technology Corp.(a)	3,500	52,202

Simplex Holdings, Inc.	6,000	109,820

TDC Soft, Inc.(a)	10,100	112,846

Uchida Yoko Co. Ltd.	3,300	121,869

Total IT Services		3,554,172

Leisure Products – 1.0%

Furyu Corp.	8,800	79,081

GLOBERIDE, Inc.(a)	5,800	107,772

Mizuno Corp.	8,623	201,175

Roland Corp.	7,600	227,560

Sankyo Co. Ltd.	19,100	793,621

Tomy Co. Ltd.	25,100	279,308

Yonex Co. Ltd.	6,600	71,113

Total Leisure Products		1,759,630

Life Sciences Tools & Services – 0.1%

Shin Nippon Biomedical Laboratories Ltd.	8,400	173,567

Machinery – 5.9%

Aichi Corp.	23,000	137,561

Aida Engineering Ltd.	17,100	104,972

Anest Iwata Corp.	18,000	135,653

Asahi Diamond Industrial Co. Ltd.(a)	20,600	144,876

Bando Chemical Industries Ltd.	23,100	183,634

CKD Corp.	22,541	364,138

DMG Mori Co. Ltd.	37,200	622,748

Fujitec Co. Ltd.(a)	15,861	391,490

Fukushima Galilei Co. Ltd.	2,600	93,283

Furukawa Co. Ltd.	4,300	41,259

Giken Ltd.(a)	5,600	116,763

Glory Ltd.(a)	10,500	228,398

Hitachi Zosen Corp.	24,000	156,165

Hokuetsu Industries Co. Ltd.(a)	12,500	131,302

Hosokawa Micron Corp.	4,600	100,233

Japan Steel Works Ltd.(a)	11,104	206,829

Juki Corp.	11,600	54,387

Kitz Corp.	37,189	259,309

Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	13,580	164,891

Makino Milling Machine Co. Ltd.(a)	5,000	182,395

Max Co. Ltd.	15,700	250,086

Meidensha Corp.(a)	9,900	142,895

METAWATER Co. Ltd.(a)	11,600	150,524

Mitsuboshi Belting Ltd.(a)	25,246	746,435

Morita Holdings Corp.	10,805	107,977

Nachi-Fujikoshi Corp.(a)	8,400	249,305

Nikkiso Co. Ltd.	12,300	86,874

Nikko Co. Ltd.(a)	32,500	154,820

Nippon Thompson Co. Ltd.	24,800	108,264

Nissei ASB Machine Co. Ltd.(a)	3,300	97,197

Nitta Corp.	12,300	270,879

Nitto Kohki Co. Ltd.	9,000	122,398

Noritake Co. Ltd.	6,400	220,723

NTN Corp.	38,500	97,487

Obara Group, Inc.	4,979	147,960

Oiles Corp.(a)	6,800	85,837

OKUMA Corp.(a)	6,370	282,866

Organo Corp.(a)	9,700	262,743

OSG Corp.	26,100	389,862

Ryobi Ltd.	8,400	97,134

Shibaura Machine Co. Ltd.	5,761	136,352

Shibuya Corp.	6,600	123,827

Shinmaywa Industries Ltd.(a)	16,785	148,819

Shinwa Co. Ltd.	7,500	119,130

Sodick Co. Ltd.	24,400	139,334

Star Micronics Co. Ltd.	16,634	225,345

Takeuchi Manufacturing Co. Ltd.	12,200	268,768

Takuma Co. Ltd.	18,300	182,464

Teikoku Electric Manufacturing Co. Ltd.	7,100	130,808

Tocalo Co. Ltd.	30,300	295,054

Torishima Pump Manufacturing Co. Ltd.(a)	14,200	167,404

Tsubakimoto Chain Co.	17,345	418,996

Tsugami Corp.	16,300	175,627

Union Tool Co.	5,600	138,643

YAMABIKO Corp.	20,800	205,671

Total Machinery		10,768,794

Marine Transportation – 0.5%

Iino Kaiun Kaisha Ltd.	68,300	515,239

NS United Kaiun Kaisha Ltd.(a)	15,400	476,152

Total Marine Transportation		991,391

Media – 0.8%

Carta Holdings, Inc.	6,500	70,084

Digital Holdings, Inc.(a)	17,300	149,095

FAN Communications, Inc.(a)	28,800	87,424

Gakken Holdings Co. Ltd.	10,400	66,499

Intage Holdings, Inc.	13,800	160,718

Macromill, Inc.	9,700	68,291

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2023

Investments	Shares	Value

Proto Corp.	12,900	$114,471

SKY Perfect JSAT Holdings, Inc.	126,300	490,624

ValueCommerce Co. Ltd.	7,700	98,355

Wowow, Inc.	6,600	62,137

Zenrin Co. Ltd.(a)	12,380	77,578

Total Media		1,445,276

Metals & Mining – 4.8%

Asahi Holdings, Inc.(a)	29,500	448,185

Daido Steel Co. Ltd.(a)	18,100	707,191

Daiki Aluminium Industry Co. Ltd.(a)	18,600	199,570

Dowa Holdings Co. Ltd.(a)	15,400	491,194

Hakudo Co. Ltd.(a)	6,700	131,745

Kobe Steel Ltd.	245,900	1,945,546

Kyoei Steel Ltd.(a)	11,514	139,113

Maruichi Steel Tube Ltd.	32,200	704,050

Mitsubishi Materials Corp.	32,200	521,868

Mitsui Mining & Smelting Co. Ltd.(a)	26,100	630,487

Nakayama Steel Works Ltd.(a)	24,100	176,191

Neturen Co. Ltd.	25,800	134,728

Nippon Denko Co. Ltd.(a)	87,400	234,441

Nippon Light Metal Holdings Co. Ltd.(a)	28,600	314,172

Nippon Yakin Kogyo Co. Ltd.(a)	6,900	220,599

Nittetsu Mining Co. Ltd.	7,000	188,294

Sanyo Special Steel Co. Ltd.	22,400	412,689

Toho Titanium Co. Ltd.(a)	8,800	145,796

Toho Zinc Co. Ltd.(a)	4,300	65,749

Tokyo Steel Manufacturing Co. Ltd.(a)	46,300	475,211

Topy Industries Ltd.	9,800	145,501

UACJ Corp.(a)	16,300	322,718

Total Metals & Mining		8,755,038

Oil, Gas & Consumable Fuels – 1.4%

Cosmo Energy Holdings Co. Ltd.	48,400	1,558,299

Fuji Oil Co. Ltd.(a)	35,500	70,685

Itochu Enex Co. Ltd.	39,581	335,765

Nippon Coke & Engineering Co. Ltd.(a)	222,200	145,251

Sala Corp.	24,800	140,314

San-Ai Obbli Co. Ltd.	21,016	216,492

Total Oil, Gas & Consumable Fuels		2,466,806

Paper & Forest Products – 0.4%

Daiken Corp.	14,300	244,977

Daio Paper Corp.(a)	28,800	223,752

Hokuetsu Corp.(a)	32,332	215,482

Tokushu Tokai Paper Co. Ltd.(a)	5,500	121,497

Total Paper & Forest Products		805,708

Personal Care Products – 0.5%

Mandom Corp.(a)	10,800	119,856

Milbon Co. Ltd.	3,900	159,704

Noevir Holdings Co. Ltd.	16,900	685,701

Total Personal Care Products		965,261

Pharmaceuticals – 1.6%

Fuji Pharma Co. Ltd.	14,700	125,141

Hisamitsu Pharmaceutical Co., Inc.	17,000	482,831

JCR Pharmaceuticals Co. Ltd.(a)	11,900	126,341

Kaken Pharmaceutical Co. Ltd.	12,200	338,711

KYORIN Holdings, Inc.	20,185	258,436

Mochida Pharmaceutical Co. Ltd.(a)	13,822	346,874

Sawai Group Holdings Co. Ltd.	11,624	318,789

Seikagaku Corp.(a)	14,100	86,132

Torii Pharmaceutical Co. Ltd.	4,100	97,964

Towa Pharmaceutical Co. Ltd.(a)	12,400	176,557

Tsumura & Co.	20,400	403,126

ZERIA Pharmaceutical Co. Ltd.(a)	12,700	214,227

Total Pharmaceuticals		2,975,129

Professional Services – 2.8%

Altech Corp.	9,260	175,612

Bell System24 Holdings, Inc.	38,900	422,057

Dip Corp.(a)	7,100	188,583

en Japan, Inc.(a)	10,300	176,375

Forum Engineering, Inc.	17,400	110,213

FULLCAST Holdings Co. Ltd.	7,600	137,792

Funai Soken Holdings, Inc.(a)	12,310	250,658

IR Japan Holdings Ltd.(a)	7,200	126,645

JAC Recruitment Co. Ltd.	14,600	285,769

LIKE, Inc.(a)	6,200	95,220

Link & Motivation, Inc.(a)	100	394

Meitec Corp.	29,800	529,320

Nomura Co. Ltd.(a)	21,300	144,678

Open Up Group, Inc.	17,600	253,771

Quick Co. Ltd.(a)	6,300	84,164

Relia, Inc.	23,300	255,076

Tanseisha Co. Ltd.(a)	16,300	94,305

TechnoPro Holdings, Inc.	16,500	451,893

TKC Corp.(a)	9,700	267,481

Transcosmos, Inc.	27,500	647,776

UT Group Co. Ltd.*(a)	3,600	66,433

Weathernews, Inc.	1,700	84,559

Will Group, Inc.	9,000	73,101

World Holdings Co. Ltd.(a)	4,200	80,977

YAMADA Consulting Group Co. Ltd.(a)	10,300	118,486

Total Professional Services		5,121,338

Real Estate Management & Development – 1.8%

Arealink Co. Ltd.	6,500	114,919

Dear Life Co. Ltd.	34,100	171,153

Goldcrest Co. Ltd.	16,900	216,885

Good Com Asset Co. Ltd.	15,500	98,294

Grandy House Corp.(a)	31,400	129,526

Heiwa Real Estate Co. Ltd.	12,568	357,426

Ichigo, Inc.(a)	94,700	197,099

JINUSHI Co. Ltd.(a)	7,700	110,851

Katitas Co. Ltd.	9,200	178,276

Keihanshin Building Co. Ltd.	15,300	137,492

Loadstar Capital KK	6,500	68,668

Mirarth Holdings, Inc.(a)	69,000	195,454

Nisshin Group Holdings Co. Ltd.(a)	43,100	147,348

SAMTY Co. Ltd.(a)	16,400	271,218

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2023

Investments	Shares	Value

Star Mica Holdings Co. Ltd.	14,200	$74,260

Starts Corp., Inc.	21,600	412,719

Sun Frontier Fudousan Co. Ltd.	26,600	256,027

Tosei Corp.	15,800	174,751

Total Real Estate Management & Development		3,312,366

Semiconductors & Semiconductor Equipment – 1.8%

Ferrotec Holdings Corp.	7,900	197,070

Furuya Metal Co. Ltd.(a)	1,800	122,939

Japan Material Co. Ltd.(a)	8,600	152,369

Micronics Japan Co. Ltd.	16,300	163,257

Mimasu Semiconductor Industry Co. Ltd.	6,527	144,233

Mitsui High-Tec, Inc.	3,400	213,570

Optorun Co. Ltd.(a)	7,200	119,775

Rorze Corp.	1,300	113,698

Shibaura Mechatronics Corp.	1,400	169,359

Shindengen Electric Manufacturing Co. Ltd.(a)	3,400	85,453

Tokyo Seimitsu Co. Ltd.	26,100	1,004,072

Towa Corp.(a)	5,500	86,535

Ulvac, Inc.	9,300	401,796

Yamaichi Electronics Co. Ltd.(a)	17,300	255,685

Total Semiconductors & Semiconductor Equipment		3,229,811

Software – 0.8%

Computer Engineering & Consulting Ltd.	12,400	119,071

Cresco Ltd.(a)	8,400	107,170

Cybernet Systems Co. Ltd.	100	666

Digital Arts, Inc.	1,600	61,312

Fuji Soft, Inc.(a)	5,700	328,492

Fukui Computer Holdings, Inc.(a)	3,600	74,007

Justsystems Corp.(a)	3,300	87,155

Miroku Jyoho Service Co. Ltd.	11,400	140,819

SRA Holdings	7,300	160,053

Systena Corp.(a)	69,700	151,875

UNITED, Inc.	9,700	93,290

WingArc1st, Inc.(a)	8,800	129,134

Total Software		1,453,044

Specialty Retail – 3.7%

Adastria Co. Ltd.	11,900	218,436

Alpen Co. Ltd.(a)	9,100	136,203

AOKI Holdings, Inc.	14,000	89,624

Aoyama Trading Co. Ltd.	9,300	65,545

Arclands Corp.	10,316	115,725

Asahi Co. Ltd.	12,000	122,173

Autobacs Seven Co. Ltd.	42,100	457,093

Bic Camera, Inc.	17,200	143,840

Chiyoda Co. Ltd.	15,491	94,862

DCM Holdings Co. Ltd.	39,645	344,053

EDION Corp.(a)	50,039	482,005

Honeys Holdings Co. Ltd.(a)	13,900	173,476

IDOM, Inc.	22,800	146,472

Joshin Denki Co. Ltd.	7,900	115,986

Joyful Honda Co. Ltd.(a)	21,400	275,439

K’s Holdings Corp.	105,900	925,402

Keiyo Co. Ltd.	12,700	80,347

Kohnan Shoji Co. Ltd.	7,600	185,303

Kojima Co. Ltd.	17,200	72,372

Komeri Co. Ltd.	12,137	249,507

Nafco Co. Ltd.	4,800	63,620

Nextage Co. Ltd.	5,600	116,132

Nishimatsuya Chain Co. Ltd.(a)	10,500	128,913

Nojima Corp.(a)	18,100	190,261

PAL GROUP Holdings Co. Ltd.	14,300	331,471

Sanrio Co. Ltd.	5,300	236,148

Scroll Corp.(a)	41,700	253,164

T-Gaia Corp.(a)	17,000	213,314

VT Holdings Co. Ltd.	70,400	268,185

World Co. Ltd.(a)	9,400	104,601

Xebio Holdings Co. Ltd.	20,100	158,426

Yellow Hat Ltd.(a)	20,500	280,799

Total Specialty Retail		6,838,897

Technology Hardware, Storage & Peripherals – 1.2%

Eizo Corp.(a)	5,400	166,151

Elecom Co. Ltd.	18,300	172,564

Konica Minolta, Inc.(a)	230,300	984,602

MCJ Co. Ltd.	29,400	205,661

Riso Kagaku Corp.(a)	8,700	150,807

Roland DG Corp.(a)	6,800	169,119

Toshiba TEC Corp.(a)	4,700	138,079

Wacom Co. Ltd.(a)	43,311	224,544

Total Technology Hardware, Storage & Peripherals		2,211,527

Textiles, Apparel & Luxury Goods – 1.1%

Baroque Japan Ltd.(a)	23,400	144,173

Descente Ltd.(a)	4,700	146,202

Fujibo Holdings, Inc.	5,200	129,131

Gunze Ltd.(a)	6,283	211,731

Japan Wool Textile Co. Ltd.	21,525	159,630

Kurabo Industries Ltd.	11,276	213,252

Morito Co. Ltd.	16,300	125,168

Onward Holdings Co. Ltd.	80,733	232,329

Seiko Group Corp.	9,600	208,821

Wacoal Holdings Corp.(a)	16,000	298,986

Yondoshi Holdings, Inc.	11,400	152,896

Total Textiles, Apparel & Luxury Goods		2,022,319

Trading Companies & Distributors – 3.4%

Advan Group Co. Ltd.	14,500	105,136

Alconix Corp.(a)	10,300	105,330

Chori Co. Ltd.	11,400	214,826

Daiichi Jitsugyo Co. Ltd.	2,300	96,258

Hanwa Co. Ltd.(a)	8,822	261,498

Inaba Denki Sangyo Co. Ltd.	22,788	494,833

Inabata & Co. Ltd.(a)	22,741	459,126

JK Holdings Co. Ltd.(a)	11,500	89,086

Kamei Corp.	11,200	123,790

Kanamoto Co. Ltd.	10,428	170,731

Kanematsu Corp.	26,000	320,775

KPP Group Holdings Co. Ltd.(a)	18,300	92,126

MARUKA FURUSATO Corp.	5,200	109,400

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2023

Investments	Shares	Value

Mitsui Matsushima Holdings Co. Ltd.(a)	6,800	$167,841

Nagase & Co. Ltd.	23,604	360,915

Nichiden Corp.	9,200	131,547

Nippon Steel Trading Corp.	16,400	1,144,759

Nishio Rent All Co. Ltd.	10,400	242,633

Onoken Co. Ltd.(a)	12,900	144,033

Shinsho Corp.(a)	6,800	296,341

Totech Corp.(a)	7,400	243,256

Trusco Nakayama Corp.	6,900	116,288

Wakita & Co. Ltd.	15,200	138,992

Yamazen Corp.	31,906	243,808

Yuasa Trading Co. Ltd.	9,300	264,486

Total Trading Companies & Distributors		6,137,814

Transportation Infrastructure – 0.3%

Mitsubishi Logistics Corp.(a)	21,400	500,067

Nissin Corp.(a)	8,400	133,489

Total Transportation Infrastructure		633,556

Wireless Telecommunication Services – 0.2%

Okinawa Cellular Telephone Co.	19,700	448,501
TOTAL COMMON STOCKS (Cost: $196,259,711)		179,247,602

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree Japan Hedged Equity Fund(b) (Cost: $226,530)	3,365	237,973

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.3%

United States – 14.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $26,129,443)	26,129,443	26,129,443

TOTAL INVESTMENTS IN SECURITIES – 112.7% (Cost: $222,615,684)		205,615,018

Other Assets less Liabilities – (12.7)%		(23,118,298)

NET ASSETS – 100.0%		$182,496,720

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $53,017,527 and the total market value of the collateral held by the Fund was $56,273,059. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $30,143,616.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree Japan Hedged Equity Fund	$380,663	$3,081,393	$3,153,204	$(75,217)	$4,338	$237,973	$42,249

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Commercial Services & Supplies	$2,516,091	$214,485	$—	$2,730,576
Other	176,517,026	—	—	176,517,026
Exchange-Traded Fund	237,973	—	—	237,973
Investment of Cash Collateral for Securities Loaned	—	26,129,443	—	26,129,443
Total Investments in Securities	$179,271,090	$26,343,928	$—	$205,615,018

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2023

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
ASSETS:

Investments, at cost	$63,212,044	$277,033,634	$82,550,257	$528,940,702	$420,181,561

Investment in affiliates, at cost (Note 3)	—	61,960	—	—	894,280

Foreign currency, at cost	9,600	175,943	171,371	630,716	439,999
Investments in securities, at value[1,2] (Note 2)	69,912,413	277,263,107	80,097,381	609,523,887	446,775,730

Investment in affiliates, at value (Note 3)	—	64,306	—	—	1,054,486

Cash	41,034	96,078	189,689	2,345	237,556

Foreign currency, at value	9,692	176,126	170,911	629,474	438,548

Unrealized appreciation on foreign currency contracts	—	—	115	—	—

Receivables:

Investment securities sold	—	—	1,940,372	—	—

Dividends	125,190	1,274,489	755,772	4,035,305	3,693,779

Securities lending income	690	71,980	2,600	65,902	86,539

Foreign tax reclaims	302,790	1,518,763	266,788	1,906,209	672,868

Other (Note 6)	4,816	450,836	14,228	51,615	14,276
Total Assets	70,396,625	280,915,685	83,437,856	616,214,737	452,973,782
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	573	2	—	166

Payables:

Cash collateral received for securities loaned (Note 2)	1,121,606	29,380,946	3,481,984	45,815,394	39,582,958

Investment securities purchased	—	—	183,120	—	—

Capital shares redeemed	—	—	1,944,523	—	—

Advisory fees (Note 3)	32,628	122,355	38,944	228,830	198,089

Service fees (Note 2)	248	930	295	2,097	1,507

Other (Note 6)	1,445	613,563	4,268	15,485	4,283
Total Liabilities	1,155,927	30,118,367	5,653,136	46,061,806	39,787,003
NET ASSETS	$69,240,698	$250,797,318	$77,784,720	$570,152,931	$413,186,779
NET ASSETS:

Paid-in capital	$77,005,711	$552,820,612	$149,750,943	$688,595,912	$479,761,638

Total distributable earnings (loss)	(7,765,013)	(302,023,294)	(71,966,223)	(118,442,981)	(66,574,859)
NET ASSETS	$69,240,698	$250,797,318	$77,784,720	$570,152,931	$413,186,779
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,300,000	4,300,000	2,000,000	11,450,000	11,000,000
Net asset value per share	$30.10	$58.32	$38.89	$49.80	$37.56
[1] Includes market value of securities out on loan of:	$1,436,515	$34,250,422	$5,165,534	$62,266,565	$55,711,563
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2023

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$440,476,782	$136,560,086	$39,502,542	$627,658,752	$1,283,311,846

Investment in affiliates, at cost (Note 3)	325,076	—	—	—	3,107,270

Foreign currency, at cost	115,146	83,655	29,541	256,871	1,072,983
Investments in securities, at value[1,2] (Note 2)	522,149,122	140,828,818	42,087,534	686,897,390	1,301,429,112

Investment in affiliates, at value (Note 3)	344,680	—	—	—	3,583,268

Cash	—	22,886	—	—	300,247

Deposits at broker	—	—	20,000	—	—

Foreign currency, at value	116,252	83,600	29,524	256,664	1,073,086

Unrealized appreciation on foreign currency contracts	—	—	78,482	—	402

Receivables:

Capital shares sold	36,000	—	19,922	18,569,212	—

Dividends	3,445,356	840,509	213,756	1,231,688	9,563,367

Securities lending income	68,031	5,328	2,071	10,045	153,937

Foreign tax reclaims	1,688,081	228,493	84,672	1,160,488	3,084,097

Other (Note 6)	21,345	24,298	5,956	24,106	597,168
Total Assets	527,868,867	142,033,932	42,541,917	708,149,593	1,319,784,684
LIABILITIES:

Due to custodian	1,022	—	11,710	22,641	—

Unrealized depreciation on foreign currency contracts	—	102	322,269	—	411

Payables:

Cash collateral received for securities loaned (Note 2)	35,830,045	13,788,259	2,197,452	23,845,723	125,225,751

Investment securities purchased	—	—	—	18,143,424	—

Advisory fees (Note 3)	195,198	62,482	12,703	212,523	582,305

Service fees (Note 2)	1,791	474	146	2,226	4,431

Other (Note 6)	6,403	7,285	1,787	7,232	179,151
Total Liabilities	36,034,459	13,858,602	2,546,067	42,233,769	125,992,049
NET ASSETS	$491,834,408	$128,175,330	$39,995,850	$665,915,824	$1,193,792,635
NET ASSETS:

Paid-in capital	$533,975,199	$167,440,134	$41,460,549	$675,642,710	$1,568,865,030

Total distributable earnings (loss)	(42,140,791)	(39,264,804)	(1,464,699)	(9,726,886)	(375,072,395)
NET ASSETS	$491,834,408	$128,175,330	$39,995,850	$665,915,824	$1,193,792,635
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	10,550,000	2,200,000	1,600,000	19,750,000	19,650,000
Net asset value per share	$46.62	$58.26	$25.00	$33.72	$60.75
[1] Includes market value of securities out on loan of:	$46,880,996	$23,398,066	$4,180,156	$30,557,656	$199,039,176
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

March 31, 2023

WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$222,389,154

Investment in affiliates, at cost (Note 3)	226,530

Foreign currency, at cost	102,544

Investments in securities, at value[1,2] (Note 2)	205,377,045

Investment in affiliates, at value (Note 3)	237,973

Cash	100,652

Foreign currency, at value	102,274

Receivables:

Dividends	2,614,509

Securities lending income	10,942

Foreign tax reclaims	272,566
Total Assets	208,715,961
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	26,129,443

Advisory fees (Note 3)	89,121

Service fees (Note 2)	677
Total Liabilities	26,219,241
NET ASSETS	$182,496,720
NET ASSETS:

Paid-in capital	$319,988,861

Total distributable earnings (loss)	(137,492,141)
NET ASSETS	$182,496,720
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,750,000
Net asset value per share	$66.36
[1] Includes market value of securities out on loan of:	$53,017,527
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2023

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:

Dividends	$2,201,833	$13,999,736	$4,495,394	$27,734,648	$15,295,312

Dividends from affiliates (Note 3)	—	72,655	—	—	144,253

Interest	91	5,308	—	1,735	—

Non-cash dividends	9,401	1,325,922	4,147	2,446,536	1,427,478

Other income (Note 6)	5,375	577,609	32,412	150,952	15,631

Securities lending income, net (Note 2)	16,310	416,118	65,996	334,284	264,414

Less: Foreign withholding taxes on dividends	(235,553)	(1,512,959)	(369,649)	(2,364,676)	(1,213,411)
Total investment income	1,997,457	14,884,389	4,228,300	28,303,479	15,933,677
EXPENSES:

Advisory fees (Note 3)	360,325	1,297,336	506,414	2,729,053	1,427,019

Service fees (Note 2)	2,734	9,841	3,842	25,016	10,826

Other fees (Note 6)	1,445	147,781	8,751	39,626	4,283
Total expenses	364,504	1,454,958	519,007	2,793,695	1,442,128
Expense waivers (Note 3)	—	(2,309)	—	—	(3,809)
Net expenses	364,504	1,452,649	519,007	2,793,695	1,438,319
Net investment income	1,632,953	13,431,740	3,709,293	25,509,784	14,495,358
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(8,759,890)	(41,396,223)	(11,914,598)	(29,706,605)	(12,744,896)

Investment transactions in affiliates (Note 3)	—	(321,495)	—	—	(520,832)

In-kind redemptions	1,064,413	(9,405,117)	(1,459,735)	6,807,307	—

Futures contracts	—	142,602	—	—	—

Foreign currency contracts	22,765	(223,189)	35,264	(170,663)	(44,148)

Foreign currency related transactions	(57,787)	89,098	(151,754)	(311,878)	(73,794)
Net realized loss	(7,730,499)	(51,114,324)	(13,490,823)	(23,381,839)	(13,383,670)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	3,010,139	3,831,664	6,534,173	(24,794,633)	11,253,096

Investment transactions in affiliates (Note 3)	—	11,781	—	—	138,424

Foreign currency contracts	—	1,282	763	(10)	(41)

Translation of assets and liabilities denominated in foreign currencies	4,184	(84,532)	(1,800)	(3,098)	10,826
Net increase (decrease) in unrealized appreciation/depreciation	3,014,323	3,760,195	6,533,136	(24,797,741)	11,402,305
Net realized and unrealized loss on investments	(4,716,176)	(47,354,129)	(6,957,687)	(48,179,580)	(1,981,365)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,083,223)	$(33,922,389)	$(3,248,394)	$(22,669,796)	$12,513,993

See Notes to Financial Statements.

WisdomTree Trust	89

Statements of Operations (continued)

WisdomTree Trust

For the Year Ended March 31, 2023

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$18,913,449	$6,254,642	$1,499,073	$13,999,627	$64,510,420

Dividends from affiliates (Note 3)	37,637	—	—	—	444,031

Interest	788	—	31	—	—

Non-cash dividends	1,971,585	39,698	26,537	2,082,081	1,807,645

Other income (Note 6)	23,586	26,727	6,664	27,955	997,815

Securities lending income, net (Note 2)	251,790	81,783	31,060	90,837	1,145,610

Less: Foreign withholding taxes on dividends	(1,543,676)	(602,400)	(118,153)	(1,277,351)	(5,822,848)
Total investment income	19,655,159	5,800,450	1,445,212	14,923,149	63,082,673
EXPENSES:

Advisory fees (Note 3)	1,918,507	717,741	125,695	1,645,412	6,687,718

Service fees (Note 2)	17,586	5,445	1,456	17,237	50,734

Other fees (Note 6)	6,403	7,285	1,787	7,381	238,503
Total expenses	1,942,496	730,471	128,938	1,670,030	6,976,955
Expense waivers (Note 3)	(1,368)	—	—	—	(18,856)
Net expenses	1,941,128	730,471	128,938	1,670,030	6,958,099
Net investment income	17,714,031	5,069,979	1,316,274	13,253,119	56,124,574
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(17,447,761)	(14,091,746)	(2,653,861)	(61,292,301)	(161,480,069)

Investment transactions in affiliates (Note 3)	(83,774)	—	—	—	(2,449,960)

In-kind redemptions	—	289,379	494,705	2,678,648	(505,545)

Futures contracts	—	—	1,984	—	—

Foreign currency contracts	(90,229)	5,958	1,644,187	(76,738)	(1,380,678)

Foreign currency related transactions	(150,603)	(88,991)	(26,092)	(97,631)	526,195
Net realized loss	(17,772,367)	(13,885,400)	(539,077)	(58,788,022)	(165,290,057)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	15,788,013	723,676	722,239	52,343,379	7,689,941

Investment transactions in affiliates (Note 3)	19,604	—	—	—	703,898

Foreign currency contracts	—	(102)	(307,966)	—	(1,718)

Translation of assets and liabilities denominated in foreign currencies	24,529	(4,969)	(633)	10,671	(197,723)
Net increase in unrealized appreciation/depreciation	15,832,146	718,605	413,640	52,354,050	8,194,398
Net realized and unrealized loss on investments	(1,940,221)	(13,166,795)	(125,437)	(6,433,972)	(157,095,659)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,773,810	$(8,096,816)	$1,190,837	$6,819,147	$(100,971,085)

See Notes to Financial Statements.

90	WisdomTree Trust

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended March 31, 2023

WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$6,129,223

Dividends from affiliates (Note 3)	42,249

Securities lending income, net (Note 2)	56,225

Less: Foreign withholding taxes on dividends	(629,721)
Total investment income	5,597,976
EXPENSES:

Advisory fees (Note 3)	1,032,826

Service fees (Note 2)	7,836
Total expenses	1,040,662
Expense waivers (Note 3)	(907)
Net expenses	1,039,755
Net investment income	4,558,221
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions	(21,380,220)

Investment transactions in affiliates (Note 3)	(75,217)

In-kind redemptions	(5,058,111)

Foreign currency contracts	846

Foreign currency related transactions	(299,610)
Net realized loss	(26,812,312)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	25,176,844

Investment transactions in affiliates (Note 3)	4,338

Foreign currency contracts	704

Translation of assets and liabilities denominated in foreign currencies	(12,986)
Net increase in unrealized appreciation/depreciation	25,168,900
Net realized and unrealized loss on investments	(1,643,412)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,914,809

See Notes to Financial Statements.

WisdomTree Trust	91

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree International AI Enhanced Value Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,632,953	$1,962,084	$13,431,740	$9,068,092	$3,709,293	$7,150,496

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(7,730,499)	1,586,007	(51,114,324)	49,203,140	(13,490,823)	12,748,134

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,014,323	(2,620,967)	3,760,195	(57,010,630)	6,533,136	(18,626,236)
Net increase (decrease) in net assets resulting from operations	(3,083,223)	927,124	(33,922,389)	1,260,602	(3,248,394)	1,272,394
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,667,670)	(1,969,811)	(14,405,217)	(8,828,002)	(4,170,635)	(7,009,725)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	18,424,119	26,532,909	50,584,868	11,158,363	—	86,530,850

Cost of shares redeemed	(16,778,882)	—	(47,265,636)	(18,012,335)	(36,378,090)	(103,559,834)
Net increase (decrease) in net assets resulting from capital share transactions	1,645,237	26,532,909	3,319,232	(6,853,972)	(36,378,090)	(17,028,984)
Net Increase (Decrease) in Net Assets	(3,105,656)	25,490,222	(45,008,374)	(14,421,372)	(43,797,119)	(22,766,315)
NET ASSETS:

Beginning of year	$72,346,354	$46,856,132	$295,805,692	$310,227,064	$121,581,839	$144,348,154

End of year	$69,240,698	$72,346,354	$250,797,318	$295,805,692	$77,784,720	$121,581,839
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,300,000	1,500,000	4,350,000	4,450,000	3,000,000	3,400,000

Shares created	650,000	800,000	850,000	150,000	—	2,000,000

Shares redeemed	(650,000)	—	(900,000)	(250,000)	(1,000,000)	(2,400,000)
Shares outstanding, end of year	2,300,000	2,300,000	4,300,000	4,350,000	2,000,000	3,000,000

See Notes to Financial Statements.

92	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$25,509,784	$22,049,629	$14,495,358	$8,707,341	$17,714,031	$13,317,196

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(23,381,839)	5,959,349	(13,383,670)	2,422,107	(17,772,367)	4,648,519

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(24,797,741)	415,707	11,402,305	660,813	15,832,146	7,274,413
Net increase (decrease) in net assets resulting from operations	(22,669,796)	28,424,685	12,513,993	11,790,261	15,773,810	25,240,128
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(26,843,795)	(22,558,337)	(14,557,836)	(8,671,887)	(18,097,424)	(13,525,175)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	43,192,061	64,690,387	213,596,432	21,973,614	112,351,029	24,586,877

Cost of shares redeemed	(57,953,886)	(38,753,146)	—	(6,142,830)	—	(7,211,803)
Net increase (decrease) in net assets resulting from capital share transactions	(14,761,825)	25,937,241	213,596,432	15,830,784	112,351,029	17,375,074
Net Increase (Decrease) in Net Assets	(64,275,416)	31,803,589	211,552,589	18,949,158	110,027,415	29,090,027
NET ASSETS:

Beginning of year	$634,428,347	$602,624,758	$201,634,190	$182,685,032	$381,806,993	$352,716,966

End of year	$570,152,931	$634,428,347	$413,186,779	$201,634,190	$491,834,408	$381,806,993
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	11,950,000	11,450,000	5,050,000	4,650,000	7,800,000	7,450,000

Shares created	900,000	1,250,000	5,950,000	550,000	2,750,000	500,000

Shares redeemed	(1,400,000)	(750,000)	—	(150,000)	—	(150,000)
Shares outstanding, end of year	11,450,000	11,950,000	11,000,000	5,050,000	10,550,000	7,800,000

See Notes to Financial Statements.

WisdomTree Trust	93

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,069,979	$5,409,875	$1,316,274	$1,104,597	$13,253,119	$9,409,991

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(13,885,400)	5,632,037	(539,077)	2,276,857	(58,788,022)	9,097,988

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	718,605	(10,864,182)	413,640	(2,159,096)	52,354,050	(21,788,396)
Net increase (decrease) in net assets resulting from operations	(8,096,816)	177,730	1,190,837	1,222,358	6,819,147	(3,280,417)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(5,553,560)	(5,307,913)	(1,277,796)	(1,281,800)	(13,540,674)	(8,948,267)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,005,333	—	9,671,353	—	330,148,196	236,774,497

Cost of shares redeemed	(5,032,369)	(3,421,536)	(2,474,953)	(5,192,465)	(31,250,555)	(41,113,302)
Net increase (decrease) in net assets resulting from capital share transactions	5,972,964	(3,421,536)	7,196,400	(5,192,465)	298,897,641	195,661,195
Net Increase (Decrease) in Net Assets	(7,677,412)	(8,551,719)	7,109,441	(5,251,907)	292,176,114	183,432,511
NET ASSETS:

Beginning of year	$135,852,742	$144,404,461	$32,886,409	$38,138,316	$373,739,710	$190,307,199

End of year	$128,175,330	$135,852,742	$39,995,850	$32,886,409	$665,915,824	$373,739,710
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,100,000	2,150,000	1,300,000	1,500,000	10,150,000	5,150,000

Shares created	200,000	—	400,000	—	10,650,000	6,050,000

Shares redeemed	(100,000)	(50,000)	(100,000)	(200,000)	(1,050,000)	(1,050,000)
Shares outstanding, end of year	2,200,000	2,100,000	1,600,000	1,300,000	19,750,000	10,150,000

See Notes to Financial Statements.

94	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$56,124,574	$44,202,057	$4,558,221	$5,176,789

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(165,290,057)	151,859,396	(26,812,312)	(457,146)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	8,194,398	(202,257,174)	25,168,900	(29,534,772)
Net increase (decrease) in net assets resulting from operations	(100,971,085)	(6,195,721)	2,914,809	(24,815,129)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(62,885,580)	(47,038,894)	(7,163,312)	(4,540,106)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	36,161,923	381,404,109	15,564,306	70,804,885

Cost of shares redeemed	(8,875,297)	(401,325,182)	(41,967,436)	(18,441,877)
Net increase (decrease) in net assets resulting from capital share transactions	27,286,626	(19,921,073)	(26,403,130)	52,363,008
Net Increase (Decrease) in Net Assets	(136,570,039)	(73,155,688)	(30,651,633)	23,007,773
NET ASSETS:

Beginning of year	$1,330,362,674	$1,403,518,362	$213,148,353	$190,140,580

End of year	$1,193,792,635	$1,330,362,674	$182,496,720	$213,148,353
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	19,200,000	19,450,000	3,200,000	2,500,000

Shares created	600,000	5,050,000	250,000	950,000

Shares redeemed	(150,000)	(5,300,000)	(700,000)	(250,000)
Shares outstanding, end of year	19,650,000	19,200,000	2,750,000	3,200,000

See Notes to Financial Statements.

WisdomTree Trust	95

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Quality Dividend Growth Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019
Net asset value, beginning of year	$31.45	$31.24	$22.13	$25.06	$26.24
Investment operations:

Net investment income[1]	0.72	1.08	0.66	0.62	0.61

Net realized and unrealized gain (loss)	(1.35)	0.21 [2]	9.10	(2.93)	(1.05)
Total from investment operations	(0.63)	1.29	9.76	(2.31)	(0.44)
Dividends to shareholders:

Net investment income	(0.72)	(1.08)	(0.65)	(0.62)	(0.74)
Net asset value, end of year	$30.10	$31.45	$31.24	$22.13	$25.06

TOTAL RETURN[3]	(1.64)%	4.02%	44.43%	(9.46)%	(1.62)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$69,241	$72,346	$46,856	$25,450	$41,342

Ratios to average net assets of:

Expenses	0.59%[4]	0.59%[4]	0.58%	0.58%	0.58%

Net investment income	2.63%	3.26%	2.37%	2.42%	2.41%
Portfolio turnover rate[5]	43%	53%	61%	43%	42%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$68.00	$69.71	$41.06	$58.54	$69.55
Investment operations:

Net investment income[1]	3.42	2.03	1.31	2.43	2.57

Net realized and unrealized gain (loss)	(9.57)	(1.79)	28.62	(17.41)	(10.87)
Total from investment operations	(6.15)	0.24	29.93	(14.98)	(8.30)
Dividends to shareholders:

Net investment income	(3.53)	(1.95)	(1.28)	(2.50)	(2.71)
Net asset value, end of year	$58.32	$68.00	$69.71	$41.06	$58.54

TOTAL RETURN[3]	(8.50)%	0.18%	73.76%	(26.54)%	(12.19)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$250,797	$295,806	$310,227	$320,231	$667,402

Ratios to average net assets[6] of:

Expenses[7]	0.65%[4]	0.73%[4]	0.58%	0.58%	0.58%

Net investment income	6.00%	2.77%	2.39%	4.15%	4.06%
Portfolio turnover rate[5]	46%	68%	92%	50%	52%

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

96	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International AI Enhanced Value Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of year	$40.53	$42.46	$31.66	$41.19	$43.18
Investment operations:

Net investment income[2]	1.56	2.14	1.64	1.69	1.74

Net realized and unrealized gain (loss)	(1.46)	(1.98)	10.78	(9.52)	(1.98)
Total from investment operations	0.10	0.16	12.42	(7.83)	(0.24)
Dividends to shareholders:

Net investment income	(1.74)	(2.09)	(1.62)	(1.70)	(1.75)
Net asset value, end of year	$38.89	$40.53	$42.46	$31.66	$41.19

TOTAL RETURN[3]	0.80%	0.30%	39.87%	(19.77)%	(0.49)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$77,785	$121,582	$144,348	$106,061	$179,189

Ratios to average net assets of:

Expenses	0.59%[4]	0.58%[5,6,7]	0.58%[6,7]	0.58%[6,7]	0.58%[6,7]

Net investment income	4.25%	5.03%[7]	4.34%[7]	4.17%[7]	4.17%[7]
Portfolio turnover rate[8]	148%[9]	99%[9,10]	61%	45%	41%

WisdomTree International Equity Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$53.09	$52.63	$39.65	$50.59	$54.63
Investment operations:

Net investment income[2]	2.11	1.94	1.47	1.69	1.86

Net realized and unrealized gain (loss)	(3.19)	0.50	12.99	(10.88)	(3.98)
Total from investment operations	(1.08)	2.44	14.46	(9.19)	(2.12)
Dividends to shareholders:

Net investment income	(2.21)	(1.98)	(1.48)	(1.75)	(1.92)
Net asset value, end of year	$49.80	$53.09	$52.63	$39.65	$50.59

TOTAL RETURN[3]	(1.55)%	4.62%	36.92%	(18.80)%	(3.89)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$570,153	$634,428	$602,625	$580,910	$837,260

Ratios to average net assets of:

Expenses	0.49%[11]	0.49%[6,7,11]	0.48%[6,7]	0.48%[6,7]	0.48%[6,7]

Net investment income	4.49%	3.58%[7]	3.13%[7]	3.36%[7]	3.59%[7]
Portfolio turnover rate[8]	24%	31%	47%	23%	15%

[1]

The information reflects the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree International AI Enhanced Value Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[5]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

[10]	On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

[11]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Trust	97

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International High Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$39.93	$39.29	$29.53	$40.30	$43.25
Investment operations:

Net investment income[1]	2.11	1.90	1.54	1.65	1.78

Net realized and unrealized gain (loss)	(2.37)	0.63	9.73	(10.75)	(2.89)
Total from investment operations	(0.26)	2.53	11.27	(9.10)	(1.11)
Dividends to shareholders:

Net investment income	(2.11)	(1.89)	(1.51)	(1.67)	(1.84)
Net asset value, end of year	$37.56	$39.93	$39.29	$29.53	$40.30

TOTAL RETURN[2]	0.01%	6.61%	38.88%	(23.48)%	(2.53)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$413,187	$201,634	$182,685	$174,236	$251,852

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.59%[6]	0.58%	0.58%	0.58%

Net investment income	5.89%	4.80%	4.43%	4.18%	4.32%
Portfolio turnover rate[7]	36%	40%	57%	34%	24%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$48.95	$47.34	$36.81	$46.37	$49.48
Investment operations:

Net investment income[1]	1.94	1.79	1.42	1.56	1.81

Net realized and unrealized gain (loss)	(2.23)	1.63	10.55	(9.52)	(3.09)
Total from investment operations	(0.29)	3.42	11.97	(7.96)	(1.28)
Dividends to shareholders:

Net investment income	(2.04)	(1.81)	(1.44)	(1.60)	(1.83)
Net asset value, end of year	$46.62	$48.95	$47.34	$36.81	$46.37

TOTAL RETURN[2]	(0.05)%	7.27%	32.91%	(17.78)%	(2.55)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$491,834	$381,807	$352,717	$327,622	$389,510

Ratios to average net assets[3] of:

Expenses[4]	0.49%[8]	0.49%[8]	0.48%	0.48%	0.48%

Net investment income	4.43%	3.63%	3.33%	3.38%	3.83%
Portfolio turnover rate[7]	23%	30%	38%	14%	14%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[7]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

98	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$64.69	$67.16	$47.06	$61.98	$68.12
Investment operations:

Net investment income[1]	2.31	2.54	1.51	2.03	2.00

Net realized and unrealized gain (loss)	(6.20)	(2.53)	20.12	(14.87)	(6.17)
Total from investment operations	(3.89)	0.01	21.63	(12.84)	(4.17)
Dividends to shareholders:

Net investment income	(2.54)	(2.48)	(1.53)	(2.08)	(1.97)
Net asset value, end of year	$58.26	$64.69	$67.16	$47.06	$61.98

TOTAL RETURN[2]	(5.68)%	(0.13)%	46.54%	(21.43)%	(6.16)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$128,175	$135,853	$144,404	$169,413	$278,924

Ratios to average net assets of:

Expenses	0.59%[3]	0.59%[3]	0.58%	0.58%	0.58%[4,5]

Net investment income	4.10%	3.75%	2.63%	3.30%	3.12%[4]
Portfolio turnover rate[6]	39%	44%	62%	33%	28%

WisdomTree International Multifactor Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$25.30	$25.43	$20.88	$24.72	$24.75
Investment operations:

Net investment income[1]	0.95	0.79	0.59	0.75	0.55

Net realized and unrealized gain (loss)	(0.33)	0.00[7]	4.53	(3.88)	(0.27)
Total from investment operations	0.62	0.79	5.12	(3.13)	0.28
Dividends to shareholders:

Net investment income	(0.92)	(0.92)	(0.57)	(0.71)	(0.31)
Net asset value, end of period	$25.00	$25.30	$25.43	$20.88	$24.72

TOTAL RETURN[2]	2.76%	3.03%	24.70%	(13.08)%	1.18%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$39,996	$32,886	$38,138	$33,408	$19,778

Ratios to average net assets of:

Expenses	0.39%[8]	0.39%[8]	0.38%	0.38%[4,5]	0.38%[9]

Net investment income	3.98%	3.01%	2.47%	3.04%[4]	3.61%[9]
Portfolio turnover rate[6]	118%	105%	123%	132%	114%

*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than $0.005.

[8]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.38%.

[9]	Annualized.

See Notes to Financial Statements.

WisdomTree Trust	99

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019
Net asset value, beginning of year	$36.82	$36.95	$25.87	$28.62	$30.50
Investment operations:

Net investment income[1]	1.06	1.22	0.91	0.70	0.58

Net realized and unrealized gain (loss)	(3.03)	(0.27)[2]	10.98	(2.77)	(1.95)
Total from investment operations	(1.97)	0.95	11.89	(2.07)	(1.37)
Dividends to shareholders:

Net investment income	(1.13)	(1.08)	(0.81)	(0.68)	(0.51)
Net asset value, end of year	$33.72	$36.82	$36.95	$25.87	$28.62

TOTAL RETURN[3]	(4.85)%	2.46%	46.22%	(7.43)%	(4.43)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$665,916	$373,740	$190,307	$68,551	$71,541

Ratios to average net assets of:

Expenses, net of expense waivers	0.43%[4]	0.42%	0.41%[5]	0.38%[6]	0.38%[6]

Expenses, prior to expense waivers	0.43%[4]	0.42%	0.44%	0.48%	0.48%

Net investment income	3.38%	3.16%	2.73%	2.38%	2.05%
Portfolio turnover rate[7]	48%	63%	66%	51%	55%

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$69.29	$72.16	$48.29	$65.74	$75.80
Investment operations:

Net investment income[1]	2.91	2.27	1.55	2.36	2.19

Net realized and unrealized gain (loss)	(8.19)	(2.72)	23.97	(17.32)	(10.01)
Total from investment operations	(5.28)	(0.45)	25.52	(14.96)	(7.82)
Dividends to shareholders:

Net investment income	(3.26)	(2.42)	(1.65)	(2.49)	(2.24)
Net asset value, end of year	$60.75	$69.29	$72.16	$48.29	$65.74

TOTAL RETURN[3]	(7.23)%	(0.79)%	53.46%	(23.58)%	(10.41)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,193,793	$1,330,363	$1,403,518	$1,161,439	$1,673,095

Ratios to average net assets[8] of:

Expenses[9]	0.60%[10]	0.61%[10]	0.58%	0.58%	0.58%

Net investment income	4.87%	3.08%	2.54%	3.63%	3.15%
Portfolio turnover rate[7]	51%	55%	74%	50%	35%

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized loss per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.

[6]	Effective April 7, 2016, the investment advisor contractually agreed to limit the advisory fee to 0.38% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[7]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[10]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

100	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$66.61	$76.06	$58.64	$68.10	$80.93
Investment operations:

Net investment income[1]	1.58	1.71	1.17	1.14	1.00

Net realized and unrealized gain (loss)	0.61 [2]	(9.68)	18.13	(8.95)	(12.61)
Total from investment operations	2.19	(7.97)	19.30	(7.81)	(11.61)
Dividends to shareholders:

Net investment income	(2.44)	(1.48)	(1.88)	(1.65)	(1.22)
Net asset value, end of year	$66.36	$66.61	$76.06	$58.64	$68.10

TOTAL RETURN[3]	3.62%	(10.62)%	33.27%	(11.85)%	(14.38)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$182,497	$213,148	$190,141	$237,503	$616,294

Ratios to average net assets[4] of:

Expenses[5]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.56%	2.34%	1.73%	1.67%	1.35%
Portfolio turnover rate[6]	26%	36%	43%	38%	42%

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	101

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree International AI Enhanced Value Fund (“International AI Enhanced Value Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006

Each Fund, except for the International AI Enhanced Value Fund and International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The International AI Enhanced Value Fund is actively managed using a model-based approach seeking income and capital appreciation. The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price

102	WisdomTree Trust

Notes to Financial Statements (continued)

or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent

WisdomTree Trust	103

Notes to Financial Statements (continued)

pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal year ended March 31, 2023 and open positions in such derivatives as of March 31, 2023 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. Any collateral posted (or received) with respect to the derivative positions would be used to offset or reduce the payment due to (or due from) a counterparty in the event of default. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2023, if any, is reflected as a footnote within each Fund’s Schedule of Investments and/or in “Deposits at broker” in the Statements of Assets and Liabilities. The Funds’ maximum credit risk exposure to derivatives agreements would be the total value of derivatives disclosed in the table included in Note 2 — Master Netting Arrangements under the column entitled “Assets: Net Amount”.

As of March 31, 2023, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$573
International AI Enhanced Value Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	115	Unrealized depreciation on foreign currency contracts	2
International High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	166
International MidCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	102
International Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	78,482	Unrealized depreciation on foreign currency contracts	322,269
International SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	402	Unrealized depreciation on foreign currency contracts	411

104	WisdomTree Trust

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign currency risk	$22,765	$—
Europe SmallCap Dividend Fund
Equity risk	142,602	—
Foreign currency risk	(223,189)	1,282
International AI Enhanced Value Fund
Foreign currency risk	35,264	763
International Equity Fund
Foreign currency risk	(170,663)	(10)
International High Dividend Fund
Foreign currency risk	(44,148)	(41)
International LargeCap Dividend Fund
Foreign currency risk	(90,229)	—
International MidCap Dividend Fund
Foreign currency risk	5,958	(102)
International Multifactor Fund
Equity risk	1,984	—
Foreign currency risk	1,644,187	(307,966)
International Quality Dividend Growth Fund
Foreign currency risk	(76,738)	—
International SmallCap Dividend Fund
Foreign currency risk	(1,380,678)	(1,718)
Japan SmallCap Dividend Fund
Foreign currency risk	846	704

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Equity risk	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the fiscal year ended March 31, 2023, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Quality Dividend Growth Fund
Foreign currency risk[1]	$—	$6,721	$—
Europe SmallCap Dividend Fund
Equity risk[1]	—	—	262,820
Foreign currency risk	78,108	420,355	—
International AI Enhanced Value Fund
Foreign currency risk	129,598	195,524	—
International Equity Fund
Foreign currency risk[1]	118,846	13,936	—
International High Dividend Fund
Foreign currency risk	213,712	50,256	—

WisdomTree Trust	105

Notes to Financial Statements (continued)

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
International LargeCap Dividend Fund
Foreign currency risk[1]	$56,118	$21,257	$—
International MidCap Dividend Fund
Foreign currency risk	13,316	15,956	—
International Multifactor Fund
Equity risk[1]	—	—	45,769
Foreign currency risk	4,041,201	22,237,029	—
International Quality Dividend Growth Fund
Foreign currency risk[1]	15,107	63,762	—
International SmallCap Dividend Fund
Foreign currency risk	39,455	989,632	—
Japan SmallCap Dividend Fund
Foreign currency risk[1]	—	39,521	—
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined, at the fair value of securities to be received. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected in the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of March 31, 2023, if any, is disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of March 31, 2023, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign

106	WisdomTree Trust

Notes to Financial Statements (continued)

currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal year ended March 31, 2023, the Funds, except for the International Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The International Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Europe SmallCap Dividend Fund and International Multifactor Fund each utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with its investment objective during each Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset

WisdomTree Trust	107

Notes to Financial Statements (continued)

(e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker” in the Statement of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. Prior to August 19, 2022, when a Fund purchased or sold a futures contract, the Fund was required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund would segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, would “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This functioned as a practical limit on the amount of leverage which a Fund could undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Effective August 19, 2022, the Funds have adopted a derivatives risk management program to manage the Funds’ derivatives risk. Please see Note 7 “Recent Regulatory Update” for information on new regulations governing the use of derivatives by the Funds.

As of March 31, 2023, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

108	WisdomTree Trust

Notes to Financial Statements (continued)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2023, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Europe Quality Dividend Growth Fund
Securities Lending	$1,436,515	$—	$(1,436,515)[1]	$—	$—	$—	$—	$—
Europe SmallCap Dividend Fund
Securities Lending	34,250,422	—	(34,250,422)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	573	—	—	573
International AI Enhanced Value Fund
Securities Lending	5,165,534	—	(5,165,534)[1]	—	—	—	—	—
Foreign Currency Contracts	115	(2)	—	113	2	(2)	—	—
International Equity Fund
Securities Lending	62,266,565	—	(62,266,565)[1]	—	—	—	—	—
International High Dividend Fund
Securities Lending	55,711,563	—	(55,711,563)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	166	—	—	166
International LargeCap Dividend Fund
Securities Lending	46,880,996	—	(46,880,996)[1]	—	—	—	—	—
International MidCap Dividend Fund
Securities Lending	23,398,066	—	(23,398,066)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	102	—	—	102

WisdomTree Trust	109

Notes to Financial Statements (continued)

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
International Multifactor Fund
Securities Lending	$4,180,156	$—	$(4,180,156)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	78,482	(75,882)	—	2,600	322,269	(75,882)	—	246,387
International Quality Dividend Growth Fund
Securities Lending	30,557,656	—	(30,557,656)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	199,039,176	—	(199,039,176)[1]	—	—	—	—	—
Foreign Currency Contracts	402	(12)	—	390	411	(12)	—	399
Japan SmallCap Dividend Fund
Securities Lending	53,017,527	—	(53,017,527)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for the International AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the International AI Enhanced Value Fund were provided by Mellon and thereafter by Voya IM. Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

110	WisdomTree Trust

Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International AI Enhanced Value Fund	0.58%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%
International SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

During the fiscal year ended March 31, 2023, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2023, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Loss
Europe Quality Dividend Growth Fund	$10,082,331	$5,745,069	$(2,045,567)
Europe SmallCap Dividend Fund	4,742,361	6,441,746	(1,678,472)
International Equity Fund	20,246,303	15,532,970	(3,480,553)
International High Dividend Fund	10,087,910	12,174,977	(754,023)
International LargeCap Dividend Fund	19,466,788	11,162,811	(1,858,786)
International MidCap Dividend Fund	7,910,858	10,002,547	(2,248,749)
International Quality Dividend Growth Fund	15,637,277	16,649,637	(8,076,323)
International SmallCap Dividend Fund	24,896,146	25,049,476	(7,320,373)
Japan SmallCap Dividend Fund	6,046,883	3,726,292	(2,070,212)

WisdomTree Trust	111

Notes to Financial Statements (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2023, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At March 31, 2023		For the Fiscal Year Ended March 31, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Europe Quality Dividend Growth Fund	—	$—	$41
International Equity Fund	84	4,177	185
International Multifactor Fund	402	10,069	366
International Quality Dividend Growth Fund	340	11,516	378
International SmallCap Dividend Fund	544	33,151	1,637

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2023, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Quality Dividend Growth Fund	$27,331,297	$27,265,919	$18,371,901	$16,566,062
Europe SmallCap Dividend Fund	104,574,950	103,980,884	50,643,394	47,080,795
International AI Enhanced Value Fund	128,382,574	128,961,524	—	36,079,266
International Equity Fund	138,769,670	139,647,616	39,903,296	55,842,600
International High Dividend Fund	99,999,987	89,370,828	200,572,409	—
International LargeCap Dividend Fund	105,747,315	93,020,388	97,301,739	—
International MidCap Dividend Fund	48,676,204	48,216,933	10,204,448	4,993,761
International Multifactor Fund	41,649,722	39,374,869	8,957,802	2,447,447
International Quality Dividend Growth Fund	214,931,918	190,832,644	305,339,672	30,357,290
International SmallCap Dividend Fund	593,181,511	590,807,533	35,381,403	8,672,055
Japan SmallCap Dividend Fund	46,918,577	49,025,149	15,490,476	42,192,402

112	WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2023, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$63,244,937	$8,655,131	$(1,987,655)	$6,667,476	$—	$—	$—	$6,667,476
Europe SmallCap Dividend Fund	277,240,487	28,684,071	(28,597,145)	86,926	—	(573)	(573)	86,353
International AI Enhanced Value Fund	83,158,680	2,842,176	(5,903,475)	(3,061,299)	115	(2)	113	(3,061,186)
International Equity Fund	531,956,270	101,092,349	(23,524,732)	77,567,617	—	—	—	77,567,617
International High Dividend Fund	422,183,013	38,041,457	(12,394,254)	25,647,203	—	(166)	(166)	25,647,037
International LargeCap Dividend Fund	442,270,445	91,017,920	(10,794,563)	80,223,357	—	—	—	80,223,357
International MidCap Dividend Fund	137,740,129	14,100,579	(11,011,890)	3,088,689	—	(102)	(102)	3,088,587
International Multifactor Fund	39,765,354	3,269,261	(947,081)	2,322,180	1,491	(14,437)	(12,946)	2,309,234
International Quality Dividend Growth Fund	627,883,075	73,239,095	(14,224,780)	59,014,315	—	—	—	59,014,315
International SmallCap Dividend Fund	1,295,774,266	140,918,191	(131,680,077)	9,238,114	402	(411)	(9)	9,238,105
Japan SmallCap Dividend Fund	223,589,062	12,175,150	(30,149,194)	(17,974,044)	—	—	—	(17,974,044)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At March 31, 2023, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Oher Temporary Differences[1]	Total Distributable Earnings (Loss)
Europe Quality Dividend Growth Fund	$61,740	$(14,502,780)	$6,667,476	$8,551	$—	$(7,765,013)
Europe SmallCap Dividend Fund	331,771	(302,648,418)	86,926	(125,705)	332,132	(302,023,294)
International AI Enhanced Value Fund	696,329	(69,609,091)	(3,061,299)	7,838	—	(71,966,223)
International Equity Fund	2,324,866	(198,383,190)	77,567,617	47,726	—	(118,442,981)
International High Dividend Fund	1,477,397	(93,721,865)	25,647,203	22,406	—	(66,574,859)
International LargeCap Dividend Fund	1,232,488	(123,654,738)	80,223,357	58,102	—	(42,140,791)
International MidCap Dividend Fund	1,154,196	(43,522,831)	3,088,689	15,142	—	(39,264,804)
International Multifactor Fund	171,782	(3,951,431)	2,322,180	(7,230)	—	(1,464,699)
International Quality Dividend Growth Fund	566,843	(69,342,328)	59,014,315	34,284	—	(9,726,886)
International SmallCap Dividend Fund	6,450,274	(391,046,482)	9,238,114	(245,677)	531,376	(375,072,395)
Japan SmallCap Dividend Fund	1,290,521	(120,798,265)	(17,974,044)	(10,353)	—	(137,492,141)
[1]	The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

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Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2023 and March 31, 2022, was as follows:

	Year Ended March 31, 2023	Year Ended March 31, 2022

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Europe Quality Dividend Growth Fund	$1,667,670	$1,969,811
Europe SmallCap Dividend Fund	14,405,217	8,828,002
International AI Enhanced Value Fund	4,170,635	7,009,725
International Equity Fund	26,843,795	22,558,337
International High Dividend Fund	14,557,836	8,671,887
International LargeCap Dividend Fund	18,097,424	13,525,175
International MidCap Dividend Fund	5,553,560	5,307,913
International Multifactor Fund	1,277,796	1,281,800
International Quality Dividend Growth Fund	13,540,674	8,948,267
International SmallCap Dividend Fund	62,885,580	47,038,894
Japan SmallCap Dividend Fund	7,163,312	4,540,106
*	Includes short-term capital gains, if any.

At March 31, 2023, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the fiscal year ended March 31, 2023, the Funds did not utilize any available capital loss carryforward amounts given that there were no tax-basis capital gains.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Europe Quality Dividend Growth Fund	$10,049,253	$4,453,527	$14,502,780
Europe SmallCap Dividend Fund	104,776,343	197,872,075	302,648,418
International AI Enhanced Value Fund	24,978,648	44,630,443	69,609,091
International Equity Fund	41,214,018	157,169,172	198,383,190
International High Dividend Fund	14,975,798	78,746,067	93,721,865
International LargeCap Dividend Fund	22,610,947	101,043,791	123,654,738
International MidCap Dividend Fund	9,902,427	33,620,404	43,522,831
International Multifactor Fund	3,951,431	—	3,951,431
International Quality Dividend Growth Fund	57,272,310	12,070,018	69,342,328
International SmallCap Dividend Fund	245,594,555	145,451,927	391,046,482
Japan SmallCap Dividend Fund	72,730,465	48,067,800	120,798,265

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At March 31, 2023, the Funds did not have any post-October capital losses or late year ordinary losses to defer.

At March 31, 2023, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Europe Quality Dividend Growth Fund	$(988,232)	$988,232
Europe SmallCap Dividend Fund	9,886,028	(9,886,028)
International AI Enhanced Value Fund	2,695,600	(2,695,600)
International Equity Fund	(6,534,469)	6,534,469
International High Dividend Fund	—	—
International LargeCap Dividend Fund	—	—
International MidCap Dividend Fund	(223,042)	223,042
International Multifactor Fund	(465,795)	465,795
International Quality Dividend Growth Fund	(2,321,266)	2,321,266
International SmallCap Dividend Fund	603,094	(603,094)
Japan SmallCap Dividend Fund	5,373,688	(5,373,688)

114	WisdomTree Trust

Notes to Financial Statements (continued)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended March 31, 2023, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2023, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year ended March 31, 2023, the ECJ tax reclaims received by the Funds did not exceed the foreign withholding taxes of the respective Funds.

7. RECENT REGULATORY UPDATE

Effective August 19, 2022, the Funds have adopted policies and procedures to comply with new regulations issued by the SEC governing the use of derivatives by registered investment companies (“Rule 18f -4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by the Funds prior to August 19, 2022 to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Rule 18f-4 has not had a material impact on the Funds’ financial statements.

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, test ing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM has evaluated ASU 2022-03 and determined that the adoption of ASU 2022-03 will not have a significant impact on the Trust’s financial statements and related disclosures.

9. ADDITIONAL INFORMATION

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the

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Notes to Financial Statements (concluded)

European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury good imports from Russia.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

*    *    *    *    *    *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the

U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

116	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International AI Enhanced Value Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Multifactor Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund and WisdomTree Japan SmallCap Dividend Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International AI Enhanced Value Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Multifactor Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund and WisdomTree Japan SmallCap Dividend Fund (collectively referred to as the “Funds”), (eleven of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting WisdomTree Trust) at March 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Europe Quality Dividend Growth Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree International AI Enhanced Value Fund

WisdomTree International Equity Fund

WisdomTree International High Dividend Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International Quality Dividend Growth Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Japan SmallCap Dividend Fund

	For the year ended March 31, 2023	For each of the two years in the period ended March 31, 2023	For each of the five years in the period ended March 31, 2023
WisdomTree International Multifactor Fund	For the year ended March 31, 2023	For each of the two years in the period ended March 31, 2023	For each of the four years in the period ended March 31, 2023 and the period from August 10, 2018 (commencement of operations) through March 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from

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Report of Independent Registered Public Accounting Firm (concluded)

brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 30, 2023

118	WisdomTree Trust

Liquidity Risk Management Program (unaudited)

The Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

WisdomTree Trust	119

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005- present; President, 2005-present	Chief Executive Officer, WisdomTree and WisdomTree Asset Management since 2005; President, WisdomTree and WisdomTree Asset Management from 2012 to 2019.	80	Director, WisdomTree and WisdomTree Asset Management.
Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	80	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	80	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	80	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	80	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	80	None

120	WisdomTree Trust

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Officers of the Trust

Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree WisdomTree Asset Management since 2005; President, WisdomTree and WisdomTree Asset Management from 2012 to 2019.	80	See Interested Trustees Table Above.

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, Wisdom Tree Asset Management, 2011 to 2020.	80	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Head of U.S. Compliance, WisdomTree Asset Management since 2022; Chief Compliance Officer WisdomTree Asset Management since 2012.	80	None

Joanne Antico***** (1975)	Chief Legal Officer and Secretary, 2021-present	General Counsel, WisdomTree Asset Management since 2021; Assistant General Counsel, WisdomTree Asset Management 2016 to 2021; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	80	None

TJ Darnowski ***** (1984)	Assistant Secretary, 2021-present	Senior Investment Management Paralegal, WisdomTree Asset Management since 2021; Senior Legal Administrator, Ultimus Fund Solutions, 2019-2021; Assistant Vice President, State Street Bank & Trust Company, 2010 to 2019.	80	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	80	None

Angela Borreggine***** (1964)	Assistant Secretary, 2021-present	Assistant General Counsel, WisdomTree Asset Management since 2022; Vice President and Senior Counsel, Virtus Investment Partners, 2021-2022; Director, Senior Counsel, Allianz Global Investors, 2007-2021.	80	None

+	As of March 31, 2023.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Co-Chair of the Governance, Nominating and Compliance Committee.

****	Chair of the Investment Committee.

*****	Elected by and serves at the pleasure of the Board.

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Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2023, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2024.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2023, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Europe Quality Dividend Growth Fund	$1,667,670
Europe SmallCap Dividend Fund	12,599,866
International AI Enhanced Value Fund	2,552,606
International Equity Fund	22,410,715
International High Dividend Fund	12,928,175
International LargeCap Dividend Fund	16,373,179
International MidCap Dividend Fund	3,938,608
International Multifactor Fund	1,093,846
International Quality Dividend Growth Fund	13,540,674
International SmallCap Dividend Fund	47,645,753
Japan SmallCap Dividend Fund	4,862,763

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2023. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe Quality Dividend Growth Fund	$1,846,659	$175,142
Europe SmallCap Dividend Fund	13,972,878	1,030,097
International AI Enhanced Value Fund	3,984,513	208,505
International Equity Fund	27,409,299	1,481,790
International High Dividend Fund	15,387,129	853,923
International LargeCap Dividend Fund	18,970,965	1,045,954
International MidCap Dividend Fund	5,563,898	375,447
International Multifactor Fund	1,396,424	76,816
International Quality Dividend Growth Fund	14,419,819	1,104,428
International SmallCap Dividend Fund	59,586,913	4,474,208
Japan SmallCap Dividend Fund	5,121,078	535,728

122	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

WisdomTree Trust	123

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WTGM-7672

WisdomTree Trust

Annual Report

March 31, 2023

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

Developed international equity markets, as measured by the MSCI EAFE Index, were roughly flat for the 12-month fiscal year ending March 31, 2023 (the “period”), returning only -1.38% in U.S. dollar (USD) terms despite significant volatility at certain points.

Developed market currencies steadily weakened versus the USD during the period, as an aggressive rate hike campaign by the Federal Reserve in the U.S. created a policy gap that bolstered the USD and weighed on others whose central banks were not keeping pace. The USD also likely benefited due to its perceived status as a global safe-haven currency during market turmoil. The euro steadily weakened against the USD during the fiscal year, weakening by about 2.06%. Although not in Europe, this effect was even more pronounced in the Japanese yen, which is being suppressed by the Bank of Japan in attempt to stimulate economic growth while the rest of the global economy is overheating. The yen weakened by more than 8% versus the USD, though it fell even further during the fall of 2022 before slightly bouncing back. The British pound sterling (GBP) also struggled, weakening by over 6% versus the USD. The lone currency that strengthened among the G10 basket of currencies was the Swiss franc, another beneficiary of safe-haven status during periods of market stress, which rose by about 0.8%.

Similar to the rest of the world, developed international equity markets embarked on a protracted battle against record inflation and strong labor markets for most of 2022, after record monetary and fiscal stimulus to support the post-pandemic economic recovery. Risk-off sentiment from the U.S. Federal Reserve’s campaign to combat inflation migrated to developed markets, and the MSCI EAFE plummeted by 14.5% in USD terms. The European Central Bank (ECB) held its benchmark refinancing rate at 0% during the quarter, but investors quickly surmised that it would soon have to act swiftly and decisively to combat inflation climbing into the 7-8% range. For context, the ECB has held rates at 0% in effort to stimulate economic growth since about 2016, and has held year-over-year inflation under 2% since roughly 2013, so these developments marked a significant paradigm shift. As the largest component of the developed market universe, Eurozone GDP grew 0.7% during the quarter.

Inflation neared its peak during the June to September quarter, reaching 9.9% year-over-year and marking the beginning of what would become five straight months of inflation in the 9-10% range. This weighed on market sentiment, especially as the ECB started to combat it by raising rates 1.25% from 0%. The MSCI EAFE Index fell 9.36% in USD terms, following broader market sentiment around the world with regional indexes heading deeper toward bear market territory. Eurozone gross domestic product (GDP) growth was relatively muted during the quarter at 0.3%.

After two straight quarters of deep declines, the final quarter of 2022 provided some optimism. Europe began to see disinflationary pressures materialize as inflation rolled off its 10.6% high in October. With signs of the ECB’s rate hike effort working so far, this provided a welcome respite to developed market investors, and the MSCI EAFE Index returned 17.34% in USD terms. Eurozone GDP growth was flat during the quarter, slightly declining by 0.1%. Continuing its fight against inflation, the ECB hiked another 1.25% to bring its refinancing rate up to 2.5% by the end of 2022.

Optimism from the end of 2022 continued into the first quarter of 2023, the final quarter of the fiscal period. Disinflation continued in Europe, falling from 9.2% down to 6.9% through March, as the ECB slowed the pace of its rate hike campaign. During the quarter, it raised rates only 1% between two 50 basis point hikes to conclude the period at 3.5%. Rates have not been this high since late 2008 amid a policy rate easing campaign during the Global Financial Crisis. Markets began to believe the end of the fight against inflation was in sight, and the MSCI EAFE Index returned 8.47% in USD terms. The quarter finished on a resounding note, despite fears of a banking crisis originating in the U.S. spreading overseas. Credit Suisse faced major solvency issues but crisis was averted after regulators helped facilitate a sale to UBS to stabilize the banking system, which appeased markets and contributed to the strong finish.

Entering the new fiscal year, many of these risk factors remain paramount, and global financial market performance will be heavily dependent continued improvement in the global banking sector and economic data releases, due to their influence on the future path of monetary policy.

Each WisdomTree Fund’s performance as set forth in “Management’s Discussion of Funds’ Performance” in the pages that follow should also be viewed in light of the foregoing market environment.

WisdomTree Trust	1

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	24.0%
Consumer Staples	15.5%
Industrials	14.2%
Materials	11.9%
Financials	10.0%
Information Technology	9.3%
Health Care	8.1%
Communication Services	5.7%
Energy	0.9%
Utilities	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Stellantis NV	6.7%
ASML Holding NV	4.3%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Sanofi	3.9%
Banco Bilbao Vizcaya Argentaria SA	3.9%
Banco Santander SA	3.8%
L’Oreal SA	3.8%
Mercedes-Benz Group AG	3.6%
Deutsche Telekom AG, Registered Shares	3.6%
Bayerische Motoren Werke AG	3.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time hedging exposure to the fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 13.94% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from strong stock selection effects within the Consumer Discretionary, Information Technology, and Financials sectors. The Health Care and Energy sectors weighed on performance due to allocation effects. The latter was underweighted when it subsequently outperformed while the former was overweighted despite it eventually underperforming. The Fund also benefited from hedging its exposure as the euro weakened steadily versus the U.S. dollar over the fiscal year. This provided a tailwind to European exporters as well, a key focus of the Fund’s investment strategy.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,306.50	0.68%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	0.68%	$3.43
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $3.36 and $2.94, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	13.94%	19.57%	8.12%	8.76%
Fund Market Price Returns	14.64%	20.22%	8.13%	8.70%
WisdomTree Europe Hedged Equity Index	14.20%	20.14%	8.55%	9.20%
MSCI EMU Local Currency Index	8.14%	16.61%	5.98%	7.75%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown†

Sector	% of Net Assets
Industrials	22.7%
Financials	17.7%
Materials	11.7%
Utilities	10.1%
Real Estate	8.6%
Consumer Discretionary	6.2%
Information Technology	5.8%
Communication Services	5.8%
Consumer Staples	4.9%
Energy	3.4%
Health Care	2.6%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Enagas SA	2.1%
Klepierre SA	2.1%
ASR Nederland NV	1.9%
Rexel SA	1.8%
BE Semiconductor Industries NV	1.7%
Merlin Properties Socimi SA	1.7%
Italgas SpA	1.6%
Proximus SADP	1.5%
BAWAG Group AG	1.5%
Mapfre SA	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 2.53% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from a combination of allocation and stock selection effects within Health Care, and strongly positive stock selection within Industrials. Communication Services weighed on performance due to a combination of both effects, whereas Energy also detracted from performance primarily due to poor stock selection. Overweighting dividend-paying companies was additive during the period, while simultaneously avoiding those that do not pay dividends. The Fund also benefited from hedging its exposure as the euro weakened steadily versus the U.S. dollar over the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,224.90	0.60%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $3.24 and $2.95, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.53%	17.40%	5.51%	7.20%
Fund Market Price Returns	3.01%	18.32%	5.58%	7.12%
WisdomTree Europe Hedged SmallCap Equity Index	2.50%	17.64%	5.60%	7.31%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	-4.12%	17.19%	4.62%	6.74%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	22.7%
Financials	20.4%
Industrials	11.4%
Materials	11.3%
Communication Services	9.8%
Health Care	8.4%
Utilities	6.5%
Information Technology	6.5%
Consumer Staples	2.7%
Energy	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Mercedes-Benz Group AG	9.3%
Deutsche Telekom AG, Registered Shares	8.6%
Allianz SE, Registered Shares	7.7%
Bayerische Motoren Werke AG	6.4%
BASF SE	4.8%
E.ON SE	4.4%
SAP SE	4.1%
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	4.0%
Deutsche Post AG, Registered Shares	3.9%
Bayer AG, Registered Shares	3.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in German dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 11.92% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from allocation effects within Real Estate, which was underweighted when the sector subsequently underperformed the broader German market. Stock selection effects were strongly positive within the Consumer Discretionary sector as well, resulting in a boost to Fund performance. Negative allocation effects occurred within the Information Technology sector, which was underweighted despite the sector then outperforming in Germany. Financials was also a drag on Fund performance due to poor stock selection. The Fund also benefited from hedging its exposure as the euro weakened steadily versus the U.S. dollar over the fiscal year. This provided a tailwind to German exporters as well, a key focus of the Fund’s investment strategy.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,311.20	0.48%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	11.92%	21.28%	6.77%	7.88%
Fund Market Price Returns	12.43%	21.91%	6.72%	7.79%
WisdomTree Germany Hedged Equity Index	12.05%	21.68%	7.00%	8.10%
MSCI Germany Local Currency Index	4.70%	13.13%	2.92%	4.84%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	21.0%
Consumer Staples	19.0%
Health Care	18.4%
Industrials	14.5%
Information Technology	11.8%
Financials	4.8%
Communication Services	3.5%
Materials	2.6%
Utilities	2.0%
Energy	1.1%
Real Estate	1.1%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	6.3%
Unilever PLC	4.4%
Novartis AG, Registered Shares	4.0%
Nestle SA, Registered Shares	4.0%
GSK PLC	3.9%
Industria de Diseno Textil SA	3.8%
Novo Nordisk A/S, Class B	3.2%
L’Oreal SA	3.0%
SAP SE	2.9%
ASML Holding NV	2.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed countries, excluding U.S. and Canada, while at the same time hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 3.00% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from positions in Real Estate, Communication Services, and Consumer Discretionary. Real Estate’s impact was a result of the allocation effect, where the sector was underweighted and subsequently underperformed the market. The latter two sectors contributed positively due to strong stock selection. Materials was a headwind, as the Fund was overweight and underperforming sector, resulting in a negative allocation effect that was compounded by poor stock selection. Spain and France were positive contributors at the country level, while Switzerland and the United Kingdom detracted. All four countries’ effects were a result of stock selection. Despite quality stocks being rewarded in the U.S. last year, high-quality stocks elsewhere did not have as much success during the period. The performance picture among quintiles ranked by return-on-equity was mixed for the Fund, ultimately due to stock selection effects within each. Lastly, local currency effects also provided a tailwind for the Fund, as most currencies in the developed market universe weakened versus the U.S. dollar for much of the fiscal year. Hedging foreign currency exposure was additive during a period where the U.S. dollar steadily trended higher against other currencies.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,194.40	0.59%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	0.59%	$2.97
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $3.20 and $2.95, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.00%	15.28%	9.38%	8.92%
Fund Market Price Returns	3.73%	15.85%	9.36%	8.88%
WisdomTree International Hedged Quality Dividend Growth Index	3.39%	15.92%	10.00%	9.58%
MSCI EAFE Local Currency Index	3.84%	14.63%	6.25%	6.53%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.3%
Consumer Discretionary	16.7%
Financials	14.3%
Materials	11.6%
Information Technology	11.2%
Health Care	8.0%
Consumer Staples	6.9%
Communication Services	3.0%
Energy	1.7%
Real Estate	0.0%	*
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	4.4%
Mitsubishi UFJ Financial Group, Inc.	3.8%
Sumitomo Mitsui Financial Group, Inc.	2.9%
Mitsubishi Corp.	2.9%
Japan Tobacco, Inc.	2.7%
Mitsui & Co. Ltd.	2.7%
Takeda Pharmaceutical Co. Ltd.	2.6%
Tokyo Electron Ltd.	2.3%
Shin-Etsu Chemical Co. Ltd.	2.2%
Tokio Marine Holdings, Inc.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar. In seeking to track the Index, the Fund invests in Japanese dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 13.48% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in Industrials, Consumer Staples, and Consumer Discretionary, all due to strong stock selection effects. Health Care was the only notable detractor of all the sectors, largely due to poor stock selection. The Fund’s emphasis on export-oriented companies was additive over the fiscal year, as Japanese exporters outperformed those companies with a predominantly domestic revenue source. This effect was compounded by a weak Japanese yen, which usually provides a tailwind to export-oriented companies. The Fund also benefited from hedging yen exposures as it weakened versus the U.S. dollar, which steadily climbed higher during the period.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,175.30	0.48%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	13.48%	21.96%	8.05%	9.19%
Fund Market Price Returns	15.01%	22.75%	7.85%	9.15%
WisdomTree Japan Hedged Equity Index	14.09%	22.48%	8.53%	9.89%
MSCI Japan Local Currency Index	3.92%	15.15%	5.92%	8.74%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.1%
Consumer Discretionary	16.6%
Materials	16.5%
Information Technology	13.0%
Financials	9.3%
Consumer Staples	7.3%
Health Care	4.8%
Communication Services	2.2%
Real Estate	1.9%
Energy	1.4%
Utilities	0.8%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Kobe Steel Ltd.	1.1%
Cosmo Energy Holdings Co. Ltd.	0.9%
Nippon Steel Trading Corp.	0.6%
Aozora Bank Ltd.	0.6%
Seven Bank Ltd.	0.6%
Nippon Electric Glass Co. Ltd.	0.6%
Konica Minolta, Inc.	0.6%
Tokyo Seimitsu Co. Ltd.	0.5%
K’s Holdings Corp.	0.5%
Tokyo Ohka Kogyo Co. Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in Japanese small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 17.36% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in Information Technology and Materials due to strongly positive stock selection effects. Consumer Staples was the only negative contributor, which had a modest impact, primarily due to stock selection. Overweighting larger dividend-paying companies was also additive for the Fund as it benefited from positive allocation effects while they outperformed, and positive stock selection within the top two quintiles of dividend-payers compounded the result. The Fund also benefited from hedging yen exposures as it weakened versus the U.S. dollar, which steadily climbed higher during the period.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,123.60	0.58%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	17.36%	16.24%	4.85%	9.75%
Fund Market Price Returns	18.85%	17.05%	4.65%	9.68%
WisdomTree Japan Hedged SmallCap Equity Index	18.02%	16.89%	5.39%	10.51%
MSCI Japan Small Cap Local Currency Index	8.09%	13.74%	3.19%	8.94%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Allocation Effect measures an investment manager’s ability to effectively allocate a portfolio’s assets to various segments. A segment refers to assets or securities that are grouped within a certain classification such as sectors, industries, or countries. The allocation effect determines whether the overweighting or underweighting of segments relative to a benchmark contributes positively or negatively to the overall portfolio return. Positive allocation occurs when the portfolio is overweighted in a segment that outperforms the benchmark and underweighted in a segment that underperforms the benchmark. Negative allocation occurs when the portfolio is overweighted in a segment that underperforms the benchmark and underweighted in a segment that outperforms the benchmark.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that captures small cap representation across the 10 Developed Market countries in the EMU and is calculated in local currency.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

Risk-on and Risk-off refers to investors’ appetites for risk which rise and fall over time. During periods when risk is perceived as low, the risk-on risk-off theory states that investors tend to engage in higher-risk investments (i.e., “Risk-on”). When risk is perceived to be high, investors have the tendency to gravitate toward lower-risk investments (i.e., “Risk-off”).

Selection Effect measures an investment manager’s ability to select securities within a given segment relative to a benchmark. The over or underperformance of the portfolio is weighted by the benchmark weight, therefore, selection is not affected by the investment manager’s allocation to the segment. The weight of the segment in the portfolio determines the size of the effect—the larger the segment, the larger the effect is, positive or negative. A positive selection effect occurs when the portfolio return is greater than the

WisdomTree Trust	9

Description of Terms and Indexes (unaudited) (continued)

benchmark return. Thus, the investment manager made good decisions in selecting securities that, as a whole, outperformed similar securities in the benchmark. A negative selection effect occurs when the portfolio return is less than the benchmark return. Thus, the investment manager made poor decisions in selecting securities that, as a whole, underperformed similar securities in the benchmark.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is designed to provide exposure to the European equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to U.S. dollar.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not

10	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:

AUD	Australian dollar	ILS	Israeli new shekel
CHF	Swiss franc	JPY	Japanese yen
DKK	Danish krone	NOK	Norwegian krone
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
HKD	Hong Kong dollar	USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)

WisdomTree Trust	11

Schedule of Investments

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.7%

Austria – 0.9%

Andritz AG	114,141	$7,725,728

AT&S Austria Technologie & Systemtechnik AG	17,198	529,713

Lenzing AG	55,746	4,209,284

Total Austria		12,464,725

Belgium – 3.7%

Anheuser-Busch InBev SA	389,101	25,926,567

Barco NV	38,444	1,146,100

Bekaert SA	66,696	3,014,413

Melexis NV	42,674	4,933,041

Solvay SA	92,992	10,643,632

UCB SA	73,979	6,626,072

Total Belgium		52,289,825

Finland – 3.6%

Cargotec Oyj, Class B(a)	36,283	1,765,213

Fiskars Oyj Abp(a)	88,556	1,510,523

Huhtamaki Oyj(a)	58,583	2,176,744

Kemira Oyj	136,416	2,403,952

Kone Oyj, Class B	417,715	21,783,668

Konecranes Oyj	96,314	3,227,108

Metso Outotec Oyj	530,378	5,785,341

Nokia Oyj	1,097,637	5,384,858

Valmet Oyj(a)	196,699	6,376,916

Total Finland		50,414,323

France – 25.6%

Air Liquide SA	106,568	17,853,398

Airbus SE	113,667	15,224,279

Arkema SA	27,037	2,667,191

BioMerieux	9,824	1,035,309

Bureau Veritas SA(a)	93,452	2,687,523

Cie Generale des Etablissements Michelin SCA	306,264	9,364,981

Danone SA(a)	268,575	16,722,673

Dassault Aviation SA	14,466	2,869,848

Dassault Systemes SE(a)	61,901	2,547,182

Eramet SA	17,110	1,788,277

EssilorLuxottica SA	68,715	12,392,797

Gaztransport Et Technigaz SA	16,455	1,684,064

Hermes International	9,365	18,965,461

Imerys SA(a)	30,215	1,306,518

Interparfums SA	10,973	826,168

IPSOS	15,045	933,336

Kering SA	31,863	20,770,532

L’Oreal SA	118,793	53,077,012

Lectra	3,472	137,118

Legrand SA	57,327	5,236,747

LVMH Moet Hennessy Louis Vuitton SE(a)	62,903	57,707,105

Neoen SA(a)(b)	1,635	51,425

Nexans SA	7,816	776,990

Pernod Ricard SA	88,761	20,125,855

Publicis Groupe SA	101,565	7,920,585

Remy Cointreau SA	5,592	1,020,672

Rubis SCA	73,477	1,969,383

Sanofi	502,418	54,716,203

Sartorius Stedim Biotech(a)	3,075	942,115

Schneider Electric SE	124,493	20,786,051

Societe BIC SA	13,466	850,011

Sodexo SA	20,752	2,030,494

Teleperformance(a)	6,574	1,583,453

Valeo(a)	46,902	963,591

Total France		359,534,347

Germany – 24.0%

adidas AG	61,470	10,871,112

AIXTRON SE	8,867	300,856

BASF SE	626,701	32,927,320

Bayer AG, Registered Shares	364,200	23,234,626

Bayerische Motoren Werke AG	417,082	45,739,820

Beiersdorf AG	17,007	2,216,347

Brenntag SE	35,757	2,688,295

Deutsche Telekom AG, Registered Shares	2,095,322	50,878,934

Duerr AG	9,928	356,378

Evonik Industries AG	267,961	5,636,203

GEA Group AG	41,892	1,909,294

Hannover Rueck SE	61,022	11,956,726

Hapag-Lloyd AG(a)(b)	70,090	22,997,081

HeidelbergCement AG	94,167	6,881,218

Henkel AG & Co. KGaA	72,496	5,277,139

Hochtief AG	26,158	2,184,312

HUGO BOSS AG	15,415	1,107,353

Infineon Technologies AG	126,873	5,193,855

Jenoptik AG	6,917	235,369

Krones AG	6,707	792,077

Mercedes-Benz Group AG	663,537	51,025,281

Merck KGaA	13,169	2,454,445

MTU Aero Engines AG	6,008	1,505,216

Puma SE(a)	23,752	1,467,293

SAP SE	227,431	28,677,543

Siemens Healthineers AG(b)	189,484	10,914,956

Siltronic AG	13,496	985,335

Symrise AG	13,135	1,429,906

Wacker Chemie AG	34,050	5,526,847

Total Germany		337,371,137

Ireland – 2.5%

CRH PLC	563,522	28,453,781

Glanbia PLC	168,503	2,445,816

Kerry Group PLC, Class A	37,877	3,779,350

Total Ireland		34,678,947

Italy – 2.2%

Brunello Cucinelli SpA(a)	15,128	1,503,055

Carel Industries SpA(b)	10,608	290,432

Davide Campari-Milano NV	156,284	1,910,191

DiaSorin SpA(a)	7,902	833,272

Ferrari NV(a)	42,059	11,391,763

Leonardo SpA	232,850	2,737,242

Moncler SpA	70,708	4,881,187

Prysmian SpA	91,177	3,833,593

See Notes to Financial Statements.

12	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2023

Investments	Shares	Value

Reply SpA(a)	5,495	$689,540

Salvatore Ferragamo SpA(a)	80,334	1,470,649

Webuild SpA(a)	813,519	1,856,080

Total Italy		31,397,004

Netherlands – 17.9%

Aegon NV	2,048,767	8,794,462

Arcadis NV	57,529	2,360,090

ASM International NV	9,466	3,824,744

ASML Holding NV	88,518	60,125,717

BE Semiconductor Industries NV	107,342	9,341,399

Corbion NV	23,932	786,268

Heineken Holding NV	127,004	11,666,503

Heineken NV(a)	304,311	32,751,084

IMCD NV(a)	14,571	2,380,931

JDE Peet’s NV	267,080	7,782,334

Koninklijke Ahold Delhaize NV(a)	775,316	26,525,349

Koninklijke DSM NV	76,927	9,084,856

Koninklijke Vopak NV	172,014	6,071,880

OCI NV	716,129	24,321,477

SBM Offshore NV(a)	300,120	4,458,944

Signify NV(b)	142,677	4,749,550

Universal Music Group NV(a)	785,440	19,887,117

Wolters Kluwer NV	128,481	16,241,084

Total Netherlands		251,153,789

Portugal – 0.1%

Altri SGPS SA(a)	166,019	856,042

Spain – 11.3%

Acerinox SA	508,757	5,236,649

ACS Actividades de Construccion y Servicios SA(a)	705,525	22,497,291

Banco Bilbao Vizcaya Argentaria SA(a)	7,622,142	54,414,947

Banco Santander SA	14,318,887	53,297,437

Cie Automotive SA	78,939	2,272,727

Ebro Foods SA(a)	96,308	1,705,531

Fluidra SA(a)	197,848	3,480,072

Mapfre SA(a)	5,843,279	11,795,383

Viscofan SA	45,157	3,238,014

Total Spain		157,938,051

Switzerland – 0.5%

STMicroelectronics NV	136,124	7,240,048

United Kingdom – 0.7%

CNH Industrial NV	625,037	9,561,325

United States – 6.7%

Stellantis NV(a)	5,132,977	93,332,026
TOTAL COMMON STOCKS (Cost: $1,169,000,314)		1,398,231,589

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.6%

United States – 7.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $107,373,045)	107,373,045	107,373,045

TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $1,276,373,359)		1,505,604,634

Other Assets less Liabilities – (7.3)%		(103,008,976)

NET ASSETS – 100.0%		$1,402,595,658
(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $115,886,867. The Fund also had securities on loan having a total market value of $116,050 that were sold and pending settlement. The total market value of the collateral held by the Fund was $122,583,698. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,210,653.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

WisdomTree Trust	13

Schedule of Investments (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/5/2023	4,009,316	USD	3,791,387	EUR	$—	$(110,060)
Citibank NA	4/5/2023	340,791,839	USD	320,702,098	EUR	—	(7,653,886)
Goldman Sachs	4/5/2023	315,508,193	EUR	342,796,497	USD	6,004	—
Goldman Sachs	4/5/2023	340,791,839	USD	320,706,625	EUR	—	(7,658,804)
Goldman Sachs	5/4/2023	348,087,916	USD	319,860,249	EUR	—	(9,246)
JP Morgan Chase Bank NA	4/5/2023	315,506,161	EUR	342,796,497	USD	3,795	—
JP Morgan Chase Bank NA	4/5/2023	4,009,316	USD	3,772,934	EUR	—	(90,011)
JP Morgan Chase Bank NA	4/5/2023	340,791,839	USD	320,702,399	EUR	—	(7,654,213)
JP Morgan Chase Bank NA	5/4/2023	348,087,916	USD	319,856,134	EUR	—	(4,768)
Royal Bank of Canada	4/5/2023	315,505,580	EUR	342,796,497	USD	3,164	—
Royal Bank of Canada	4/5/2023	340,791,838	USD	320,703,304	EUR	—	(7,655,197)
Royal Bank of Canada	5/4/2023	348,087,916	USD	319,854,665	EUR	—	(3,169)
Standard Chartered Bank	4/5/2023	315,502,385	EUR	342,796,496	USD	—	(306)
Standard Chartered Bank	5/4/2023	348,087,917	USD	319,851,433	EUR	350	—
						$13,313	$(30,839,660)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,398,231,589	$—	$—	$1,398,231,589
Investment of Cash Collateral for Securities Loaned	—	107,373,045	—	107,373,045
Total Investments in Securities	$1,398,231,589	$107,373,045	$—	$1,505,604,634
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$13,313	$—	$13,313
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(30,839,660)	$—	$(30,839,660)
Total – Net	$1,398,231,589	$76,546,698	$—	$1,474,778,287
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

14	WisdomTree Trust

Schedule of Investments

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.5%

Austria – 7.5%

Andritz AG	9,996	$676,588

AT&S Austria Technologie & Systemtechnik AG	1,635	50,359

BAWAG Group AG*(a)	15,194	737,226

EVN AG	10,523	233,799

Lenzing AG	4,733	357,381

Oesterreichische Post AG	7,124	263,542

Porr AG	2,199	32,253

S IMMO AG	4,206	60,684

Schoeller-Bleckmann Oilfield Equipment AG	419	26,995

Semperit AG Holding	1,389	37,425

Telekom Austria AG*	10,009	75,576

UNIQA Insurance Group AG	23,035	194,205

Vienna Insurance Group AG Wiener Versicherung Gruppe	4,567	122,805

Voestalpine AG	17,927	609,234

Wienerberger AG	7,045	203,904

Total Austria		3,681,976

Belgium – 7.7%

Ackermans & van Haaren NV	1,213	200,315

Aedifica SA	3,053	245,785

Barco NV	3,365	100,318

Bekaert SA	5,740	259,427

bpost SA	24,084	137,241

Cofinimmo SA	5,922	524,689

Econocom Group SA/NV	2,701	8,686

Etablissements Franz Colruyt NV	11,385	332,980

Euronav NV	2,751	45,878

Fagron	2,258	38,589

Intervest Offices & Warehouses NV	2,555	48,578

Melexis NV	2,746	317,433

Proximus SADP	78,319	756,787

Recticel SA	2,038	37,951

VGP NV	3,554	317,394

Warehouses De Pauw CVA	11,022	327,153

Xior Student Housing NV(b)	2,116	71,267

Total Belgium		3,770,471

Denmark – 0.1%

Cementir Holding NV	6,286	53,884

Finland – 9.2%

Cargotec Oyj, Class B	3,142	152,862

Caverion Oyj	7,479	69,636

Citycon Oyj(b)	24,119	164,955

Harvia Oyj	1,620	38,580

Huhtamaki Oyj	5,221	193,995

Kemira Oyj	8,935	157,455

Kesko Oyj, Class B	28,237	607,580

Kojamo Oyj	12,750	150,297

Konecranes Oyj	8,254	276,559

Lassila & Tikanoja Oyj	2,078	22,802

Metsa Board Oyj, Class B(b)	24,394	196,651

Metso Outotec Oyj	46,946	512,085

Musti Group Oyj*	1,434	25,099

Orion Oyj, Class B	6,670	298,488

Outokumpu Oyj(b)	34,032	185,684

Puuilo Oyj	10,035	73,265

Raisio Oyj, Class V	11,698	31,900

Rovio Entertainment Oyj(a)	3,334	28,271

Sanoma Oyj	3,283	28,927

Terveystalo Oyj(a)	9,036	68,916

TietoEVRY Oyj	12,803	402,272

Tokmanni Group Corp.	8,764	121,020

Uponor Oyj	6,986	129,257

Valmet Oyj(b)	17,081	553,760

Total Finland		4,490,316

France – 16.8%

Alten SA	704	112,358

Antin Infrastructure Partners SA	2,546	46,166

Arkema SA	5,117	504,790

Beneteau SA	4,497	75,241

Cie Plastic Omnium SA	5,589	101,891

Coface SA	22,436	318,102

Derichebourg SA	21,948	128,765

Elis SA	14,253	273,159

Eramet SA	3,146	328,809

Etablissements Maurel et Prom SA	17,182	64,309

Eurazeo SE	4,480	318,808

Fnac Darty SA	3,047	112,488

Gaztransport Et Technigaz SA	3,015	308,566

Imerys SA	6,025	260,525

Interparfums SA	2,049	154,271

IPSOS	2,812	174,446

Klepierre SA(b)	44,809	1,015,035

Lectra	1,324	52,288

LISI(b)	1,526	40,453

Maisons du Monde SA(a)	4,494	48,361

Neoen SA(a)(b)	688	21,640

Nexans SA	1,400	139,174

Quadient SA	2,280	41,566

Rexel SA*	37,865	902,989

Rothschild & Co.	1,822	92,146

Rubis SCA	16,347	438,144

Societe BIC SA	2,672	168,664

Sopra Steria Group SACA	872	183,129

SPIE SA	8,270	240,257

Technip Energies NV	11,737	250,634

Television Francaise 1	26,503	234,241

Trigano SA	636	82,918

Valeo	9,070	186,341

Verallia SA(a)	7,916	337,993

Vicat SA	4,024	120,882

Wendel SE	3,049	322,480

Total France		8,202,029

See Notes to Financial Statements.

WisdomTree Trust	15

Schedule of Investments (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2023

Investments	Shares	Value

Germany – 13.6%

7C Solarparken AG	6,020	$24,723

AIXTRON SE	2,174	73,763

alstria office REIT AG	664	4,390

AURELIUS Equity Opportunities SE & Co. KGaA	3,655	58,969

Aurubis AG	2,134	197,210

BayWa AG	1,624	71,723

Bechtle AG	3,461	165,411

Bilfinger SE	2,991	127,058

CompuGroup Medical SE & Co. KGaA	1,294	66,610

CropEnergies AG	4,737	58,156

Dermapharm Holding SE	5,364	220,171

Deutz AG	9,827	63,792

Duerr AG	2,467	88,556

Encavis AG	7,440	127,553

Energiekontor AG	382	27,558

Fielmann AG	4,983	207,781

Freenet AG	18,037	469,331

GEA Group AG	8,315	378,969

Gerresheimer AG	1,223	121,114

Hamborner REIT AG	7,010	55,673

Hamburger Hafen und Logistik AG	5,593	69,151

Hensoldt AG	2,150	77,551

Hochtief AG	5,190	433,389

Hornbach Holding AG & Co. KGaA	1,100	88,019

HUGO BOSS AG	2,839	203,943

Indus Holding AG	2,372	64,426

Instone Real Estate Group SE(a)	6,996	59,286

JOST Werke AG(a)	788	41,650

K & S AG, Registered Shares	4,904	104,401

Kloeckner & Co. SE	23,115	248,747

Krones AG	1,289	152,227

Mutares SE & Co. KGaA	2,310	49,240

Rheinmetall AG	1,665	494,926

SAF-Holland SE	4,466	57,012

Salzgitter AG	3,763	148,815

Scout24 SE(a)	2,378	141,322

Siltronic AG	2,658	194,059

Sixt SE	2,289	304,892

Stroeer SE & Co. KGaA	5,169	273,268

Suedzucker AG	18,407	309,573

Synlab AG	11,284	117,446

United Internet AG, Registered Shares	9,966	171,833

Varta AG(b)	6,175	169,398

VERBIO Vereinigte BioEnergie AG	345	16,200

Wacker Neuson SE	3,637	76,223

Total Germany		6,675,508

Ireland – 0.6%

Cairn Homes PLC	60,572	67,125

Glanbia PLC	14,299	207,549

Origin Enterprises PLC	9,732	43,668

Total Ireland		318,342

Italy – 18.7%

A2A SpA	431,506	689,150

ACEA SpA	10,611	145,257

Alerion Cleanpower SpA	1,882	60,421

Anima Holding SpA(a)	56,109	228,355

Ariston Holding NV	3,394	37,427

Arnoldo Mondadori Editore SpA	17,568	37,296

Azimut Holding SpA(b)	20,850	446,254

Banca Generali SpA(b)	14,108	450,326

Banca Mediolanum SpA	70,639	641,441

Banca Popolare di Sondrio SpA	40,883	173,849

Banco BPM SpA(b)	181,367	710,351

BPER Banca(b)	88,019	217,363

Brembo SpA	15,602	228,836

Brunello Cucinelli SpA	1,312	130,355

Buzzi Unicem SpA	8,578	208,386

Cairo Communication SpA	22,751	46,222

Carel Industries SpA(a)	1,281	35,072

Credito Emiliano SpA	14,715	109,032

Danieli & C. Officine Meccaniche SpA(b)	2,205	58,573

De’ Longhi SpA	12,285	281,089

El.En. SpA	2,386	31,185

Enav SpA(a)	25,114	105,211

ERG SpA	12,173	369,781

Esprinet SpA(b)	7,053	70,650

Hera SpA	144,576	408,708

Immobiliare Grande Distribuzione SIIQ SpA(b)	19,813	60,918

Interpump Group SpA	1,420	79,683

Iren SpA	168,850	323,784

Italgas SpA	132,053	807,013

Italian Sea Group SpA	2,541	22,748

Leonardo SpA	19,806	232,827

Maire Tecnimont SpA(b)	36,658	157,636

MARR SpA	5,232	75,260

OVS SpA(a)	12,094	31,666

Piaggio & C. SpA	32,959	140,798

RAI Way SpA(a)	14,333	86,269

Reply SpA	445	55,841

Salcef Group SpA	3,180	74,281

Salvatore Ferragamo SpA(b)	7,014	128,403

Sanlorenzo SpA(b)	1,245	54,105

SOL SpA	1,982	53,188

Technogym SpA(a)	9,063	80,692

Unieuro SpA(a)(b)	4,433	52,304

Unipol Gruppo SpA	87,573	451,076

Webuild SpA(b)	71,575	163,302

Zignago Vetro SpA	4,761	92,900

Total Italy		9,145,284

Netherlands – 8.0%

Aalberts NV	5,602	264,206

AMG Advanced Metallurgical Group NV	1,266	53,945

Arcadis NV	5,052	207,255

ASR Nederland NV	22,735	907,494

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2023

Investments	Shares	Value

BE Semiconductor Industries NV(b)	9,407	$818,641

Corbion NV	2,378	78,127

ForFarmers NV(b)	14,471	51,175

Heijmans NV, CVA	6,575	90,293

Koninklijke Vopak NV	15,238	537,883

Ordina NV	10,615	68,735

SBM Offshore NV	25,510	379,007

Signify NV(a)	12,403	412,881

Sligro Food Group NV	2,241	38,371

Total Netherlands		3,908,013

Portugal – 2.6%

Altri SGPS SA(b)	15,536	80,108

Banco Comercial Portugues SA, Class R	182,976	40,554

Corticeira Amorim SGPS SA	5,814	63,166

CTT – Correios de Portugal SA	11,884	46,675

Mota-Engil SGPS SA	26,023	44,897

Navigator Co. SA	65,253	233,667

NOS SGPS SA	65,812	301,450

REN – Redes Energeticas Nacionais SGPS SA	85,447	250,651

Sonae SGPS SA	199,417	217,740

Total Portugal		1,278,908

Spain – 14.7%

Acerinox SA	44,425	457,268

Almirall SA	6,669	62,312

Applus Services SA	6,737	52,663

Banco de Sabadell SA(b)	398,030	427,596

Bankinter SA(b)	100,073	568,193

Cia de Distribucion Integral Logista Holdings SA	21,750	543,497

Cie Automotive SA	6,591	189,761

Construcciones y Auxiliar de Ferrocarriles SA	2,693	74,901

Ebro Foods SA(b)	4,034	71,439

Enagas SA	54,135	1,041,025

Ence Energia y Celulosa SA	34,812	129,728

Ercros SA	5,999	28,384

Faes Farma SA	27,386	93,724

Fluidra SA	18,486	325,162

Gestamp Automocion SA(a)	24,498	111,041

Global Dominion Access SA(a)	8,702	34,130

Grupo Catalana Occidente SA	2,270	71,644

Indra Sistemas SA(b)	5,661	76,572

Inmobiliaria Colonial Socimi SA	44,376	280,837

Laboratorios Farmaceuticos Rovi SA	2,935	122,702

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(b)	73,092	78,815

Mapfre SA	364,003	734,785

Merlin Properties Socimi SA	92,267	807,962

Neinor Homes SA(a)	7,570	74,513

Pharma Mar SA(b)	336	16,142

Prosegur Cash SA(a)(b)	30,816	23,637

Prosegur Cia de Seguridad SA	35,372	70,365

Sacyr SA(b)	58,112	186,882

Talgo SA(a)(b)	8,031	27,267

Unicaja Banco SA(a)(b)	142,204	152,644

Viscofan SA	3,527	252,906

Total Spain		7,188,497
TOTAL COMMON STOCKS (Cost: $48,636,900)		48,713,228

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.9%

United States – 10.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c) (Cost: $5,360,042)	5,360,042	5,360,042

TOTAL INVESTMENTS IN SECURITIES – 110.4% (Cost: $53,996,942)		54,073,270

Other Assets less Liabilities – (10.4)%		(5,106,620)

NET ASSETS – 100.0%		$48,966,650

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,609,582. The Fund also had securities on loan having a total market value of $9,254 that were sold and pending settlement. The total market value of the collateral held by the Fund was $5,930,067. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $570,025.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Barclays Bank PLC	4/5/2023	17,480,514	USD	16,530,350	EUR	$—	$(479,860)

Citibank NA	4/5/2023	8,303,244	USD	7,813,766	EUR	—	(186,484)

Goldman Sachs	4/5/2023	11,664,510	EUR	12,673,373	USD	222	—

Goldman Sachs	4/5/2023	8,303,244	USD	7,813,877	EUR	—	(186,603)

Goldman Sachs	5/4/2023	12,221,604	USD	11,230,511	EUR	—	(325)

JP Morgan Chase Bank NA	4/5/2023	11,664,434	EUR	12,673,373	USD	140	—

JP Morgan Chase Bank NA	4/5/2023	8,303,244	USD	7,813,774	EUR	—	(186,491)

JP Morgan Chase Bank NA	5/4/2023	12,221,604	USD	11,230,367	EUR	—	(167)

Royal Bank of Canada	4/5/2023	11,664,413	EUR	12,673,373	USD	117	—

Royal Bank of Canada	4/5/2023	8,303,245	USD	7,813,797	EUR	—	(186,516)

Royal Bank of Canada	5/4/2023	12,221,604	USD	11,230,315	EUR	—	(111)

Standard Chartered Bank	4/5/2023	11,664,294	EUR	12,673,372	USD	—	(11)
Standard Chartered Bank	5/4/2023	12,221,602	USD	11,230,200	EUR	12	—
						$491	$(1,226,568)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$48,713,228	$—	$—	$48,713,228
Investment of Cash Collateral for Securities Loaned	—	5,360,042	—	5,360,042
Total Investments in Securities	$48,713,228	$5,360,042	$—	$54,073,270
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$491	$—	$491
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,226,568)	$—	$(1,226,568)
Total – Net	$48,713,228	$4,133,965	$—	$52,847,193
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

Germany – 99.8%

Aerospace & Defense – 1.3%

Hensoldt AG	665	$23,986

MTU Aero Engines AG	396	99,212

Rheinmetall AG	553	164,381

Total Aerospace & Defense		287,579

Air Freight & Logistics – 3.9%

Deutsche Post AG, Registered Shares	18,317	857,513

Automobile Components – 0.2%

Hella GmbH & Co. KGaA	422	36,747

Automobiles – 18.2%

Bayerische Motoren Werke AG	12,648	1,387,059

Mercedes-Benz Group AG	26,351	2,026,363

Volkswagen AG	3,338	572,998

Total Automobiles		3,986,420

Capital Markets – 4.1%

Deutsche Bank AG, Registered Shares	27,510	279,634

Deutsche Boerse AG	2,312	450,756

DWS Group GmbH & Co. KGaA(a)	5,207	160,210

Total Capital Markets		890,600

Chemicals – 8.6%

BASF SE	19,794	1,039,991

Evonik Industries AG	17,645	371,139

K & S AG, Registered Shares	1,543	32,849

Symrise AG	828	90,138

Wacker Chemie AG	2,191	355,634

Total Chemicals		1,889,751

Commercial Services & Supplies – 0.2%

Bilfinger SE	931	39,549

Construction & Engineering – 0.6%

Hochtief AG	1,704	142,292

Construction Materials – 2.1%

HeidelbergCement AG	6,249	456,643

Diversified Telecommunication Services – 9.8%

Deutsche Telekom AG, Registered Shares	77,603	1,884,368

Vantage Towers AG	6,953	255,479

Total Diversified Telecommunication Services		2,139,847

Electrical Equipment – 0.2%

Varta AG	2,004	54,976

Electronic Equipment, Instruments & Components – 0.1%

Jenoptik AG	373	12,692

Food Products – 0.5%

Suedzucker AG	6,081	102,272

Ground Transportation – 0.5%

Sixt SE	751	100,032

Health Care Equipment & Supplies – 3.5%

Carl Zeiss Meditec AG, Bearer Shares	391	54,374

Siemens Healthineers AG(a)	12,172	701,151

Total Health Care Equipment & Supplies		755,525

Health Care Providers & Services – 0.2%

Synlab AG	3,700	38,510

Health Care Technology – 0.1%

CompuGroup Medical SE & Co. KGaA	414	21,311

Household Products – 1.6%

Henkel AG & Co. KGaA	4,868	354,352

Independent Power & Renewable Electricity Producers – 2.1%

Encavis AG	2,398	41,112

RWE AG	9,729	418,997

Total Independent Power & Renewable Electricity Producers		460,109

Insurance – 16.4%

Allianz SE, Registered Shares	7,317	1,691,665

Hannover Rueck SE	3,981	780,042

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	2,470	865,439

Talanx AG	5,060	234,741

Total Insurance		3,571,887

IT Services – 0.2%

Bechtle AG	1,110	53,050

Life Sciences Tools & Services – 0.2%

Gerresheimer AG	393	38,919

Machinery – 0.9%

Duerr AG	779	27,963

GEA Group AG	2,729	124,379

Krones AG	415	49,010

Total Machinery		201,352

Marine Transportation – 2.8%

Hapag-Lloyd AG(a)	1,847	606,015

Metals & Mining – 0.5%

Aurubis AG	704	65,059

Salzgitter AG	1,244	49,196

Total Metals & Mining		114,255

Multi-Utilities – 4.4%

E.ON SE	77,567	969,136

Oil, Gas & Consumable Fuels – 0.1%

CropEnergies AG	1,522	18,686

Personal Care Products – 0.6%

Beiersdorf AG	1,066	138,921

Pharmaceuticals – 4.5%

Bayer AG, Registered Shares	12,751	813,467

Merck KGaA	869	161,965

Total Pharmaceuticals		975,432

Semiconductors & Semiconductor Equipment – 1.9%

AIXTRON SE	692	23,479

Infineon Technologies AG	8,206	335,933

Siltronic AG	840	61,328

Total Semiconductors & Semiconductor Equipment		420,740

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2023

Investments	Shares	Value

Software – 4.3%

Nemetschek SE	502	$34,513

SAP SE	7,156	902,324

Total Software		936,837

Specialty Retail – 0.4%

Fielmann AG	2,288	95,405

Textiles, Apparel & Luxury Goods – 3.9%

adidas AG	3,918	692,907

HUGO BOSS AG	882	63,359

Puma SE	1,486	91,799

Total Textiles, Apparel & Luxury Goods		848,065

Trading Companies & Distributors – 0.9%

BayWa AG	476	21,022

Brenntag SE	2,236	168,108

Total Trading Companies & Distributors		189,130

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $19,199,957)		21,804,550

Other Assets less Liabilities – 0.2%		37,898

NET ASSETS – 100.0%		$21,842,448
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/5/2023	5,345,943	USD	5,030,799	EUR	$—	$(120,065)
Goldman Sachs	4/5/2023	4,920,379	EUR	5,345,943	USD	94	—
Goldman Sachs	4/5/2023	5,345,943	USD	5,030,870	EUR	—	(120,142)
Goldman Sachs	5/4/2023	5,422,110	USD	4,982,412	EUR	—	(144)
JP Morgan Chase Bank NA	4/4/2023	2,000	USD	1,845	EUR	—	(5)
JP Morgan Chase Bank NA	4/5/2023	4,920,348	EUR	5,345,943	USD	59	—
JP Morgan Chase Bank NA	4/5/2023	5,345,943	USD	5,030,803	EUR	—	(120,070)
JP Morgan Chase Bank NA	5/4/2023	5,422,110	USD	4,982,348	EUR	—	(74)
Royal Bank of Canada	4/5/2023	4,920,339	EUR	5,345,943	USD	49	—
Royal Bank of Canada	4/5/2023	5,345,942	USD	5,030,817	EUR	—	(120,086)
Royal Bank of Canada	5/4/2023	5,422,110	USD	4,982,325	EUR	—	(49)
Standard Chartered Bank	4/5/2023	4,920,288	EUR	5,345,942	USD	—	(5)
Standard Chartered Bank	5/4/2023	5,422,111	USD	4,982,276	EUR	5	—
						$207	$(480,640)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$21,804,550	$—	$—	$21,804,550
Total Investments in Securities	$21,804,550	$—	$—	$21,804,550
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$207	$—	$207
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(480,640)	$—	$(480,640)
Total – Net	$21,804,550	$(480,433)	$—	$21,324,117
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

Australia – 5.3%

Altium Ltd.	35,437	$903,788

ARB Corp. Ltd.(a)	5,853	123,991

Aristocrat Leisure Ltd.	114,298	2,847,701

AUB Group Ltd.	41,046	701,284

Beach Energy Ltd.	11,221	10,634

Breville Group Ltd.(a)	100,114	1,280,681

Cochlear Ltd.	16,633	2,636,716

Coles Group Ltd.	567,765	6,852,298

Computershare Ltd.	169,151	2,445,908

CSL Ltd.	68,995	13,322,174

Goodman Group	524,132	6,595,995

IDP Education Ltd.(a)	59,911	1,095,825

Netwealth Group Ltd.	8,658	78,398

Northern Star Resources Ltd.	399,321	3,292,252

OZ Minerals Ltd.	54,324	1,022,741

Pinnacle Investment Management Group Ltd.(a)	171,922	903,887

Pro Medicus Ltd.(a)	270	11,550

REA Group Ltd.(a)	10,847	1,002,758

Seven Group Holdings Ltd.(a)	157,046	2,429,695

Technology One Ltd.	105,883	1,031,106

Washington H Soul Pattinson & Co. Ltd.(a)	140,697	2,845,802

Wesfarmers Ltd.	675,168	22,722,744

WiseTech Global Ltd.	6,947	303,080

Total Australia		74,461,008

Austria – 0.4%

Oesterreichische Post AG	71,886	2,659,323

Verbund AG	30,366	2,639,291

Total Austria		5,298,614

Belgium – 0.6%

Etablissements Franz Colruyt NV(a)	77,355	2,262,419

UCB SA	36,861	3,301,527

VGP NV(a)	31,370	2,801,535

Total Belgium		8,365,481

China – 0.5%

Prosus NV*	94,687	7,400,661

Denmark – 4.5%

Alm Brand A/S	400,069	748,027

Chemometec A/S*	1,706	97,585

Chr Hansen Holding A/S	22,949	1,743,797

Coloplast A/S, Class B	51,255	6,741,256

Novo Nordisk A/S, Class B	279,513	44,263,546

Novozymes A/S, Class B	34,545	1,767,921

Pandora A/S	61,505	5,879,105

Royal Unibrew A/S	9,701	846,081

SimCorp A/S	2,759	208,759

Total Denmark		62,296,077

Finland – 2.1%

Kone Oyj, Class B	271,076	14,136,504

Konecranes Oyj	70,571	2,364,560

Neste Oyj	177,246	8,748,405

Valmet Oyj(a)	131,382	4,259,360

Total Finland		29,508,829

France – 14.6%

Bollore SE(a)	558,143	3,450,384

Capgemini SE	31,946	5,926,345

Carrefour SA	294,899	5,968,921

Gaztransport Et Technigaz SA	10,540	1,078,701

Hermes International	8,737	17,693,671

Kering SA	40,702	26,532,410

L’Oreal SA	93,847	41,931,077

La Francaise des Jeux SAEM(b)	66,147	2,758,913

LVMH Moet Hennessy Louis Vuitton SE	96,357	88,397,748

Sartorius Stedim Biotech	4,553	1,394,943

Teleperformance	6,335	1,525,886

Verallia SA(b)	64,360	2,748,010

Vivendi SE	478,748	4,837,262

Total France		204,244,271

Germany – 5.0%

adidas AG	85,187	15,065,518

Bechtle AG	31,339	1,497,783

Carl Zeiss Meditec AG, Bearer Shares	10,037	1,395,801

CompuGroup Medical SE & Co. KGaA	13,576	698,838

Fielmann AG	19,460	811,442

Nemetschek SE	11,179	768,563

Puma SE	46,627	2,880,408

Rheinmetall AG	12,288	3,652,641

SAP SE	324,976	40,977,321

Stroeer SE & Co. KGaA	46,640	2,465,701

VERBIO Vereinigte BioEnergie AG	770	36,156

Total Germany		70,250,172

Hong Kong – 3.5%

CLP Holdings Ltd.	2,038,500	14,724,036

Hong Kong Exchanges & Clearing Ltd.	608,000	26,969,038

Techtronic Industries Co. Ltd.	605,000	6,539,437

Total Hong Kong		48,232,511

Indonesia – 0.1%

Nickel Industries Ltd.	2,492,296	1,502,294

Ireland – 0.2%

Kerry Group PLC, Class A	26,005	2,594,767

Israel – 0.2%

Hilan Ltd.	1,628	67,459

Matrix IT Ltd.	21,158	371,138

Maytronics Ltd.	18,918	200,337

One Software Technologies Ltd.	27,247	276,205

Strauss Group Ltd.*	84,787	1,908,541

Total Israel		2,823,680

Italy – 2.6%

Amplifon SpA(a)	8,126	281,982

Azimut Holding SpA	169,158	3,620,499

Banca Generali SpA(a)	105,164	3,356,824

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2023

Investments	Shares	Value

Banca Mediolanum SpA	620,768	$5,636,914

Carel Industries SpA(b)	150	4,107

Davide Campari-Milano NV	189,078	2,311,018

De’ Longhi SpA	77,877	1,781,875

Ferrari NV	19,892	5,387,787

FinecoBank Banca Fineco SpA	244,274	3,752,635

Italgas SpA(a)	572,037	3,495,879

Moncler SpA	27,775	1,917,392

RAI Way SpA(b)	201,022	1,209,938

Recordati Industria Chimica e Farmaceutica SpA(a)	68,239	2,888,427

Reply SpA	3,427	430,037

Technogym SpA(b)	59,037	525,633

Total Italy		36,600,947

Japan – 8.0%

Asahi Holdings, Inc.(a)	13,700	208,140

Astellas Pharma, Inc.	595,400	8,423,910

AZ-COM MARUWA Holdings, Inc.(a)	600	8,971

BayCurrent Consulting, Inc.	10,400	425,877

Benefit One, Inc.(a)	16,000	225,532

BIPROGY, Inc.(a)	47,900	1,169,697

Capcom Co. Ltd.	61,800	2,198,685

Casio Computer Co. Ltd.(a)	217,300	2,119,283

CyberAgent, Inc.(a)	150,500	1,260,857

Daifuku Co. Ltd.	93,000	1,707,108

Daito Trust Construction Co. Ltd.	28,300	2,804,696

Daiwabo Holdings Co. Ltd.	61,600	1,010,390

eRex Co. Ltd.(a)	4,700	64,661

Fancl Corp.	41,200	753,172

Food & Life Cos. Ltd.	4,000	103,389

Fujimi, Inc.(a)	5,500	301,676

Fujitsu Ltd.	42,700	5,722,102

Future Corp.	9,400	128,474

Goldwin, Inc.(a)	4,400	416,560

Hoya Corp.	38,800	4,244,707

Information Services International-Dentsu Ltd.	15,400	601,698

Japan Material Co. Ltd.(a)	28,000	496,085

Justsystems Corp.(a)	19,000	501,803

Kakaku.com, Inc.	23,991	325,372

Kao Corp.	185,000	7,182,320

Katitas Co. Ltd.(a)	14,700	284,855

Keyence Corp.	13,700	6,634,345

Kobe Bussan Co. Ltd.(a)	28,400	786,340

Koei Tecmo Holdings Co. Ltd.(a)	59,200	1,062,211

Kose Corp.	8,800	1,036,772

M3, Inc.(a)	10,100	250,508

Meitec Corp.	48,000	852,596

MIRAIT ONE Corp.	110,300	1,366,629

MonotaRO Co. Ltd.	8,000	99,602

Murata Manufacturing Co. Ltd.	214,900	12,982,162

NEC Networks & System Integration Corp.(a)	83,700	1,015,670

NET One Systems Co. Ltd.	39,000	927,455

Nexon Co. Ltd.	64,400	1,526,651

Nextage Co. Ltd.(a)	2,900	60,140

Nifco, Inc.(a)	44,900	1,265,121

Nihon M&A Center Holdings, Inc.(a)	5,000	36,967

Nippon Gas Co. Ltd.	57,900	837,025

Nippon Shinyaku Co. Ltd.	1,200	52,566

Nissan Chemical Corp.(a)	54,168	2,437,947

Nomura Research Institute Ltd.	73,400	1,690,367

NSD Co. Ltd.	27,200	487,225

Obic Co. Ltd.(a)	13,900	2,182,809

Open House Group Co. Ltd.	56,500	2,101,398

Oracle Corp.	41,400	2,964,475

Osaka Gas Co. Ltd.	171,100	2,803,885

Persol Holdings Co. Ltd.	63,900	1,274,255

Recruit Holdings Co. Ltd.	113,200	3,104,516

Relo Group, Inc.(a)	42,900	678,522

Sega Sammy Holdings, Inc.(a)	85,200	1,608,743

Seria Co. Ltd.	8,200	161,548

Shinko Electric Industries Co. Ltd.(a)	43,900	1,345,796

SUMCO Corp.	201,400	2,997,771

Systena Corp.(a)	17,900	39,004

Taiheiyo Cement Corp.(a)	79,000	1,476,242

Taiyo Yuden Co. Ltd.(a)	20,800	693,906

TechnoPro Holdings, Inc.	47,300	1,295,428

Terumo Corp.	57,000	1,530,678

TIS, Inc.(a)	41,200	1,080,382

Unicharm Corp.	81,000	3,311,451

West Holdings Corp.(a)	2,000	48,689

Workman Co. Ltd.(a)	13,800	580,660

ZOZO, Inc.(a)	107,400	2,433,023

Total Japan		111,811,500

Netherlands – 5.6%

ASM International NV	5,725	2,313,190

ASML Holding NV	53,829	36,563,267

BE Semiconductor Industries NV	69,961	6,088,331

Corbion NV	24,185	794,580

Koninklijke KPN NV	2,991,796	10,583,421

SBM Offshore NV(a)	180,802	2,686,212

Universal Music Group NV(a)	482,404	12,214,332

Wolters Kluwer NV	54,074	6,835,410

Total Netherlands		78,078,743

Norway – 0.5%

Kongsberg Gruppen ASA	19,716	795,937

Leroy Seafood Group ASA	419,699	2,176,018

Salmar ASA	93,261	4,058,814

TOMRA Systems ASA	11,101	186,552

Total Norway		7,217,321

Portugal – 0.5%

Jeronimo Martins SGPS SA	294,220	6,910,947

Singapore – 1.1%

BOC Aviation Ltd.(b)	348,400	2,691,795

Kenon Holdings Ltd.	67,543	1,977,152

Singapore Exchange Ltd.	400,700	2,832,973

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2023

Investments	Shares	Value

Singapore Technologies Engineering Ltd.	2,463,000	$6,780,174

StarHub Ltd.	1,778,600	1,391,256

Total Singapore		15,673,350

Spain – 4.1%

Cie Automotive SA	34,446	991,732

Industria de Diseno Textil SA	1,594,596	53,532,664

Laboratorios Farmaceuticos Rovi SA	13,417	560,919

Viscofan SA	22,946	1,645,359

Total Spain		56,730,674

Sweden – 5.9%

AAK AB	67,400	1,219,362

AddTech AB, Class B	79,812	1,480,088

Alfa Laval AB	143,381	5,111,886

Assa Abloy AB, Class B	205,597	4,923,043

Atlas Copco AB, Class A	808,061	10,250,430

Atlas Copco AB, Class B	278,949	3,206,035

Avanza Bank Holding AB(a)	104,476	2,448,290

Beijer Ref AB(a)	35,059	614,320

Bilia AB, Class A	31,926	394,089

Elekta AB, Class B(a)	250,754	1,912,294

Epiroc AB, Class A	116,294	2,308,037

Epiroc AB, Class B	184,454	3,138,700

Essity AB, Class B(a)	249,276	7,125,228

Evolution AB(b)	46,789	6,263,771

HMS Networks AB	72	2,940

Husqvarna AB, Class B(a)	179,203	1,552,584

Instalco AB	661	3,186

Investment AB Latour, Class B(a)	169,915	3,450,883

Lagercrantz Group AB, Class B	15,821	197,886

Loomis AB	38,306	1,311,400

Nibe Industrier AB, Class B	78,566	892,524

Nolato AB, Class B	27,145	137,563

Nordnet AB publ	90,726	1,493,938

Paradox Interactive AB	493	12,290

Sagax AB, Class B(a)	61,555	1,417,548

Sandvik AB	372,510	7,895,974

Securitas AB, Class B(a)	332,772	2,961,382

Telefonaktiebolaget LM Ericsson, Class B(a)	1,779,589	10,399,978

Total Sweden		82,125,649

Switzerland – 17.4%

ABB Ltd., Registered Shares	747,923	25,682,606

Coca-Cola HBC AG*	94,808	2,594,197

Comet Holding AG, Registered Shares	4,298	1,190,295

Geberit AG, Registered Shares	14,426	8,040,851

Givaudan SA, Registered Shares	2,599	8,458,023

Logitech International SA, Registered Shares	46,945	2,728,673

Lonza Group AG, Registered Shares	5,044	3,022,369

Nestle SA, Registered Shares	453,625	55,345,676

Novartis AG, Registered Shares	616,400	56,515,422

Partners Group Holding AG	11,001	10,317,615

Roche Holding AG	119,770	34,211,572

Roche Holding AG, Bearer Shares	18,137	5,459,663

Schindler Holding AG, Participation Certificate	13,128	2,904,240

Schindler Holding AG, Registered Shares	11,100	2,345,028

SGS SA, Registered Shares	3,445	7,583,488

Sika AG, Registered Shares	26,601	7,439,719

Sonova Holding AG, Registered Shares	10,981	3,228,610

Stadler Rail AG(a)	41,425	1,618,819

Straumann Holding AG, Registered Shares(a)	7,661	1,143,427

Sulzer AG, Registered Shares(a)	26,691	2,262,841

Temenos AG, Registered Shares	11,122	770,401

Total Switzerland		242,863,535

United Kingdom – 13.3%

Airtel Africa PLC(b)	1,872,532	2,465,786

AJ Bell PLC	184,741	788,516

Ashtead Group PLC	97,560	5,980,740

Auto Trader Group PLC(b)	173,964	1,325,433

Burberry Group PLC	102,587	3,280,178

Compass Group PLC	334,824	8,416,481

Diageo PLC	535,269	23,918,658

Drax Group PLC	225,861	1,696,540

EMIS Group PLC	13,424	248,972

Fevertree Drinks PLC	35,601	565,202

Fresnillo PLC	328,104	3,026,404

Games Workshop Group PLC	23,045	2,746,821

Gamma Communications PLC	19,871	265,351

Greggs PLC	50,871	1,744,831

Halma PLC	46,425	1,279,495

Hargreaves Lansdown PLC(a)	334,563	3,306,881

IMI PLC	95,111	1,803,984

Imperial Brands PLC	800,710	18,454,307

Intertek Group PLC	33,416	1,674,587

Kainos Group PLC	34,735	593,543

RELX PLC	585,895	18,965,575

Rentokil Initial PLC	410,744	3,004,526

Rightmove PLC	184,341	1,283,237

Rotork PLC	315,791	1,229,167

RS Group PLC	24,958	282,054

Sage Group PLC	368,372	3,529,920

Smith & Nephew PLC	363,264	5,039,550

Spectris PLC	42,288	1,913,181

Spirax-Sarco Engineering PLC	14,201	2,081,599

Tate & Lyle PLC(a)	212,087	2,057,496

Unilever PLC	1,194,086	61,862,321

Victrex PLC	31,056	611,699

Total United Kingdom		185,443,035

United States – 3.8%

GSK PLC	3,045,225	53,805,689
TOTAL COMMON STOCKS (Cost: $1,132,444,756)		1,394,239,755

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2023

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $868,179)	30,222	$1,023,619

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%

United States – 3.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d)
(Cost: $50,060,969)	50,060,969	50,060,969

TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $1,183,373,904)		1,445,324,343

Other Assets less Liabilities – (3.5)%		(48,738,694)

NET ASSETS – 100.0%		$1,396,585,649
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $65,258,992. The Fund also had securities on loan having a total market value of $112,083 that were sold and pending settlement. The total market value of the collateral held by the Fund was $68,866,531. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,805,562.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,121,046	$—	$15,247	$795	$(82,975)	$1,023,619	$34,597

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America NA	4/5/2023	112,861	USD	168,783	AUD	$—	$(186)

Bank of America NA	4/5/2023	338,582	USD	503,744	AUD	1,187	—

Bank of America NA	4/5/2023	332,852	USD	308,548	CHF	—	(4,931)

Bank of America NA	4/5/2023	998,555	USD	912,234	CHF	—	(112)

Bank of America NA	4/5/2023	81,774	USD	571,307	DKK	—	(1,554)

Bank of America NA	4/5/2023	245,322	USD	1,677,246	DKK	687	—

Bank of America NA	4/5/2023	671,800	USD	630,508	EUR	—	(13,253)

Bank of America NA	4/5/2023	2,015,400	USD	1,849,733	EUR	5,648	—

Bank of America NA	4/5/2023	339,185	USD	279,313	GBP	—	(6,179)

Bank of America NA	4/5/2023	1,017,555	USD	825,688	GBP	—	(3,387)

Bank of America NA	4/5/2023	7,331	USD	26,874	ILS	—	(133)

Bank of America NA	4/5/2023	21,992	USD	77,971	ILS	337	—

Bank of America NA	4/5/2023	151,589	USD	19,970,895	JPY	1,512	—

Bank of America NA	4/5/2023	454,767	USD	59,488,435	JPY	7,724	—

Bank of America NA	4/5/2023	9,950	USD	106,465	NOK	—	(216)

Bank of America NA	4/5/2023	29,851	USD	307,007	NOK	536	—

Bank of America NA	4/5/2023	114,784	USD	1,204,131	SEK	—	(1,344)

Bank of America NA	4/5/2023	344,352	USD	3,531,554	SEK	3,763	—

Bank of America NA	4/5/2023	15,367	USD	20,626	SGD	—	(147)

Bank of America NA	4/5/2023	46,101	USD	61,052	SGD	180	—

Bank of America NA	4/6/2023	67,851	USD	532,069	HKD	63	—

Bank of America NA	4/6/2023	203,554	USD	1,597,090	HKD	76	—

Barclays Bank PLC	4/5/2023	338,582	USD	511,870	AUD	—	(4,256)

Barclays Bank PLC	4/5/2023	998,555	USD	936,260	CHF	—	(26,414)

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Barclays Bank PLC	4/5/2023	245,322	USD	1,727,040	DKK	$—	$(6,576)

Barclays Bank PLC	4/5/2023	2,015,400	USD	1,906,897	EUR	—	(56,461)

Barclays Bank PLC	4/5/2023	1,017,555	USD	859,374	GBP	—	(45,040)

Barclays Bank PLC	4/5/2023	21,992	USD	78,968	ILS	60	—

Barclays Bank PLC	4/5/2023	454,767	USD	62,017,930	JPY	—	(11,284)

Barclays Bank PLC	4/5/2023	29,851	USD	316,813	NOK	—	(401)

Barclays Bank PLC	4/5/2023	344,352	USD	3,671,216	SEK	—	(9,706)

Barclays Bank PLC	4/5/2023	46,101	USD	62,297	SGD	—	(757)

Barclays Bank PLC	4/6/2023	203,554	USD	1,595,881	HKD	230	—

Citibank NA	4/4/2023	1,786,095	HKD	227,532	USD	—	(2)

Citibank NA	4/5/2023	348,846	AUD	231,766	USD	1,882	—

Citibank NA	4/5/2023	625,926	CHF	683,531	USD	1,701	—

Citibank NA	4/5/2023	1,160,042	DKK	167,928	USD	1,270	—

Citibank NA	4/5/2023	1,279,021	EUR	1,379,582	USD	10,086	—

Citibank NA	4/5/2023	567,455	GBP	696,537	USD	5,107	—

Citibank NA	4/5/2023	54,078	ILS	15,054	USD	—	(35)

Citibank NA	4/5/2023	40,892,689	JPY	311,297	USD	—	(3,997)

Citibank NA	4/5/2023	214,686	NOK	20,434	USD	66	—

Citibank NA	4/5/2023	2,448,355	SEK	235,716	USD	407	—

Citibank NA	4/5/2023	42,042	SGD	31,557	USD	65	—

Citibank NA	4/5/2023	19,214,528	USD	28,458,800	AUD	153,550	—

Citibank NA	4/5/2023	56,668,015	USD	52,915,062	CHF	—	(1,260,685)

Citibank NA	4/5/2023	13,922,050	USD	97,481,080	DKK	—	(296,077)

Citibank NA	4/5/2023	114,373,952	USD	107,631,587	EUR	—	(2,568,739)

Citibank NA	4/5/2023	57,746,257	USD	47,670,009	GBP	—	(1,196,540)

Citibank NA	4/5/2023	1,248,054	USD	4,554,602	ILS	—	(16,909)

Citibank NA	4/5/2023	25,808,032	USD	3,498,766,509	JPY	—	(484,433)

Citibank NA	4/5/2023	1,694,049	USD	17,497,675	NOK	23,247	—

Citibank NA	4/5/2023	19,541,972	USD	203,440,507	SEK	—	(78,162)

Citibank NA	4/5/2023	2,616,227	USD	3,518,899	SGD	—	(30,538)

Citibank NA	4/6/2023	1,093,305	HKD	139,337	USD	—	(44)

Citibank NA	4/6/2023	11,551,716	USD	90,525,508	HKD	18,288	—

Deutsche Bank AG	4/3/2023	200,000	AUD	133,673	USD	277	—

Goldman Sachs	4/5/2023	29,781,329	AUD	19,946,611	USD	163	—

Goldman Sachs	4/5/2023	53,736,138	CHF	58,827,094	USD	478	—

Goldman Sachs	4/5/2023	99,089,395	DKK	14,452,486	USD	222	—

Goldman Sachs	4/5/2023	109,280,027	EUR	118,731,656	USD	2,079	—

Goldman Sachs	4/5/2023	48,482,177	GBP	59,946,418	USD	605	—

Goldman Sachs	4/5/2023	4,664,844	ILS	1,295,605	USD	—	(24)

Goldman Sachs	4/5/2023	3,565,210,827	JPY	26,791,331	USD	449	—

Goldman Sachs	4/5/2023	18,417,224	NOK	1,758,593	USD	15	—

Goldman Sachs	4/5/2023	210,354,144	SEK	20,286,531	USD	365	—

Goldman Sachs	4/5/2023	3,610,832	SGD	2,715,906	USD	8	—

Goldman Sachs	4/5/2023	19,214,528	USD	28,458,126	AUD	154,002	—

Goldman Sachs	4/5/2023	56,668,015	USD	52,914,949	CHF	—	(1,260,561)

Goldman Sachs	4/5/2023	13,922,050	USD	97,483,169	DKK	—	(296,381)

Goldman Sachs	4/5/2023	114,373,952	USD	107,633,106	EUR	—	(2,570,389)

Goldman Sachs	4/5/2023	57,746,257	USD	47,670,481	GBP	—	(1,197,124)

Goldman Sachs	4/5/2023	1,248,054	USD	4,554,491	ILS	—	(16,878)

Goldman Sachs	4/5/2023	25,808,032	USD	3,498,763,928	JPY	—	(484,414)

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Goldman Sachs	4/5/2023	1,694,049	USD	17,497,753	NOK	$23,239	$—

Goldman Sachs	4/5/2023	19,541,972	USD	203,441,778	SEK	—	(78,284)

Goldman Sachs	4/5/2023	2,616,227	USD	3,519,118	SGD	—	(30,704)

Goldman Sachs	4/6/2023	94,124,304	HKD	11,991,842	USD	92	—

Goldman Sachs	4/6/2023	11,551,716	USD	90,525,277	HKD	18,317	—

Goldman Sachs	5/3/2023	18,708,794	USD	27,905,497	AUD	—	(369)

Goldman Sachs	5/3/2023	15,577,313	USD	106,606,737	DKK	—	(400)

Goldman Sachs	5/3/2023	1,288,146	USD	4,634,896	ILS	—	(10)

Goldman Sachs	5/4/2023	59,159,344	USD	53,872,510	CHF	—	(1,494)

Goldman Sachs	5/4/2023	124,671,906	USD	114,561,825	EUR	—	(3,312)

Goldman Sachs	5/4/2023	59,963,966	USD	48,467,362	GBP	—	(730)

Goldman Sachs	5/4/2023	12,530,684	USD	98,215,852	HKD	—	(849)

Goldman Sachs	5/4/2023	1,781,620	USD	18,633,258	NOK	—	(29)

Goldman Sachs	5/4/2023	20,309,366	USD	210,245,664	SEK	—	(722)

Goldman Sachs	5/4/2023	2,817,266	USD	3,742,352	SGD	—	(170)

Goldman Sachs	5/8/2023	27,809,239	USD	3,683,161,288	JPY	—	(861)

HSBC Holdings PLC	4/5/2023	338,582	USD	500,010	AUD	3,688	—

HSBC Holdings PLC	4/5/2023	998,555	USD	934,731	CHF	—	(24,741)

HSBC Holdings PLC	4/5/2023	245,322	USD	1,706,857	DKK	—	(3,632)

HSBC Holdings PLC	4/5/2023	2,015,400	USD	1,884,924	EUR	—	(32,587)

HSBC Holdings PLC	4/5/2023	1,017,555	USD	846,982	GBP	—	(29,718)

HSBC Holdings PLC	4/5/2023	21,992	USD	79,445	ILS	—	(72)

HSBC Holdings PLC	4/5/2023	454,767	USD	61,619,655	JPY	—	(8,291)

HSBC Holdings PLC	4/5/2023	29,851	USD	309,937	NOK	256	—

HSBC Holdings PLC	4/5/2023	344,352	USD	3,592,022	SEK	—	(2,068)

HSBC Holdings PLC	4/5/2023	46,101	USD	61,823	SGD	—	(399)

HSBC Holdings PLC	4/6/2023	203,554	USD	1,595,135	HKD	325	—

JP Morgan Chase Bank NA	4/5/2023	29,781,329	AUD	19,946,611	USD	163	—

JP Morgan Chase Bank NA	4/5/2023	53,736,197	CHF	58,827,094	USD	543	—

JP Morgan Chase Bank NA	4/5/2023	99,088,802	DKK	14,452,486	USD	135	—

JP Morgan Chase Bank NA	4/5/2023	109,279,322	EUR	118,731,656	USD	1,314	—

JP Morgan Chase Bank NA	4/5/2023	48,482,138	GBP	59,946,418	USD	557	—

JP Morgan Chase Bank NA	4/5/2023	4,664,888	ILS	1,295,605	USD	—	(12)

JP Morgan Chase Bank NA	4/5/2023	3,565,192,073	JPY	26,791,331	USD	308	—

JP Morgan Chase Bank NA	4/5/2023	18,417,154	NOK	1,758,593	USD	8	—

JP Morgan Chase Bank NA	4/5/2023	210,352,217	SEK	20,286,531	USD	179	—

JP Morgan Chase Bank NA	4/5/2023	3,610,849	SGD	2,715,906	USD	20	—

JP Morgan Chase Bank NA	4/5/2023	19,214,528	USD	28,458,041	AUD	154,058	—

JP Morgan Chase Bank NA	4/5/2023	790,024	USD	1,172,969	AUD	4,399	—

JP Morgan Chase Bank NA	4/5/2023	338,582	USD	508,763	AUD	—	(2,175)

JP Morgan Chase Bank NA	4/5/2023	225,721	USD	337,471	AUD	—	(308)

JP Morgan Chase Bank NA	4/5/2023	677,164	USD	1,013,006	AUD	—	(1,321)

JP Morgan Chase Bank NA	4/5/2023	56,668,015	USD	52,914,382	CHF	—	(1,259,941)

JP Morgan Chase Bank NA	4/5/2023	2,329,961	USD	2,186,298	CHF	—	(63,486)

JP Morgan Chase Bank NA	4/5/2023	998,555	USD	926,612	CHF	—	(15,852)

JP Morgan Chase Bank NA	4/5/2023	665,703	USD	613,907	CHF	—	(6,371)

JP Morgan Chase Bank NA	4/5/2023	1,997,110	USD	1,835,166	CHF	—	(11,936)

JP Morgan Chase Bank NA	4/5/2023	13,922,050	USD	97,478,379	DKK	—	(295,683)

JP Morgan Chase Bank NA	4/5/2023	572,418	USD	4,006,705	DKK	—	(11,981)

JP Morgan Chase Bank NA	4/5/2023	245,322	USD	1,718,602	DKK	—	(5,345)

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

JP Morgan Chase Bank NA	4/5/2023	163,548	USD	1,127,760	DKK	$—	$(942)

JP Morgan Chase Bank NA	4/5/2023	490,645	USD	3,373,722	DKK	—	(1,430)

JP Morgan Chase Bank NA	4/5/2023	114,373,952	USD	107,631,688	EUR	—	(2,568,849)

JP Morgan Chase Bank NA	4/5/2023	4,702,600	USD	4,424,265	EUR	—	(104,404)

JP Morgan Chase Bank NA	4/5/2023	2,015,400	USD	1,895,857	EUR	—	(44,465)

JP Morgan Chase Bank NA	4/5/2023	1,343,600	USD	1,244,204	EUR	—	(8,239)

JP Morgan Chase Bank NA	4/5/2023	4,030,800	USD	3,720,376	EUR	—	(11,422)

JP Morgan Chase Bank NA	4/5/2023	57,746,257	USD	47,669,694	GBP	—	(1,196,151)

JP Morgan Chase Bank NA	4/5/2023	2,374,295	USD	1,984,954	GBP	—	(80,052)

JP Morgan Chase Bank NA	4/5/2023	1,017,555	USD	839,887	GBP	—	(20,945)

JP Morgan Chase Bank NA	4/5/2023	678,370	USD	554,498	GBP	—	(7,253)

JP Morgan Chase Bank NA	4/5/2023	2,035,110	USD	1,652,995	GBP	—	(8,778)

JP Morgan Chase Bank NA	4/5/2023	1,248,054	USD	4,554,484	ILS	—	(16,876)

JP Morgan Chase Bank NA	4/5/2023	51,314	USD	187,763	ILS	—	(834)

JP Morgan Chase Bank NA	4/5/2023	21,992	USD	80,571	ILS	—	(385)

JP Morgan Chase Bank NA	4/5/2023	14,661	USD	53,121	ILS	—	(92)

JP Morgan Chase Bank NA	4/5/2023	43,984	USD	157,390	ILS	271	—

JP Morgan Chase Bank NA	4/5/2023	25,808,032	USD	3,498,774,251	JPY	—	(484,491)

JP Morgan Chase Bank NA	4/5/2023	1,061,123	USD	144,443,564	JPY	—	(24,339)

JP Morgan Chase Bank NA	4/5/2023	454,767	USD	60,330,618	JPY	1,396	—

JP Morgan Chase Bank NA	4/5/2023	303,178	USD	40,152,106	JPY	1,444	—

JP Morgan Chase Bank NA	4/5/2023	909,534	USD	120,419,845	JPY	4,605	—

JP Morgan Chase Bank NA	4/5/2023	1,694,049	USD	17,497,022	NOK	23,309	—

JP Morgan Chase Bank NA	4/5/2023	69,653	USD	725,552	NOK	372	—

JP Morgan Chase Bank NA	4/5/2023	29,851	USD	322,024	NOK	—	(898)

JP Morgan Chase Bank NA	4/5/2023	19,901	USD	208,560	NOK	—	(14)

JP Morgan Chase Bank NA	4/5/2023	59,702	USD	622,205	NOK	289	—

JP Morgan Chase Bank NA	4/5/2023	19,541,972	USD	203,434,371	SEK	—	(77,570)

JP Morgan Chase Bank NA	4/5/2023	803,488	USD	8,419,637	SEK	—	(8,516)

JP Morgan Chase Bank NA	4/5/2023	344,352	USD	3,615,131	SEK	—	(4,297)

JP Morgan Chase Bank NA	4/5/2023	229,568	USD	2,374,094	SEK	607	—

JP Morgan Chase Bank NA	4/5/2023	688,704	USD	7,168,997	SEK	—	(2,686)

JP Morgan Chase Bank NA	4/5/2023	2,616,227	USD	3,518,935	SGD	—	(30,566)

JP Morgan Chase Bank NA	4/5/2023	107,569	USD	144,854	SGD	—	(1,384)

JP Morgan Chase Bank NA	4/5/2023	46,101	USD	62,065	SGD	—	(581)

JP Morgan Chase Bank NA	4/5/2023	30,734	USD	40,966	SGD	—	(79)

JP Morgan Chase Bank NA	4/5/2023	92,202	USD	122,535	SGD	36	—

JP Morgan Chase Bank NA	4/6/2023	94,123,656	HKD	11,991,842	USD	10	—

JP Morgan Chase Bank NA	4/6/2023	11,551,716	USD	90,523,798	HKD	18,505	—

JP Morgan Chase Bank NA	4/6/2023	474,960	USD	3,722,492	HKD	695	—

JP Morgan Chase Bank NA	4/6/2023	203,554	USD	1,595,955	HKD	221	—

JP Morgan Chase Bank NA	4/6/2023	135,703	USD	1,064,259	HKD	111	—

JP Morgan Chase Bank NA	4/6/2023	407,109	USD	3,194,982	HKD	51	—

JP Morgan Chase Bank NA	5/3/2023	316,205	USD	471,641	AUD	—	(5)

JP Morgan Chase Bank NA	5/3/2023	18,708,794	USD	27,905,747	AUD	—	(536)

JP Morgan Chase Bank NA	5/3/2023	263,279	USD	1,801,833	DKK	—	(11)

JP Morgan Chase Bank NA	5/3/2023	15,577,313	USD	106,609,152	DKK	—	(753)

JP Morgan Chase Bank NA	5/3/2023	21,771	USD	78,348	ILS	—	(4)

JP Morgan Chase Bank NA	5/3/2023	1,288,146	USD	4,635,411	ILS	—	(153)

JP Morgan Chase Bank NA	5/4/2023	999,876	USD	910,509	CHF	—	(12)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

JP Morgan Chase Bank NA	5/4/2023	59,159,344	USD	53,872,688	CHF	$—	$(1,689)

JP Morgan Chase Bank NA	5/4/2023	2,107,131	USD	1,936,224	EUR	—	(21)

JP Morgan Chase Bank NA	5/4/2023	124,671,906	USD	114,560,351	EUR	—	(1,708)

JP Morgan Chase Bank NA	5/4/2023	1,013,476	USD	819,163	GBP	—	(7)

JP Morgan Chase Bank NA	5/4/2023	59,963,966	USD	48,467,166	GBP	—	(487)

JP Morgan Chase Bank NA	5/4/2023	211,786	USD	1,659,906	HKD	—	(4)

JP Morgan Chase Bank NA	5/4/2023	12,530,684	USD	98,211,216	HKD	—	(257)

JP Morgan Chase Bank NA	5/4/2023	30,112	USD	314,932	NOK	—	(1)

JP Morgan Chase Bank NA	5/4/2023	1,781,620	USD	18,633,636	NOK	—	(65)

JP Morgan Chase Bank NA	5/4/2023	343,257	USD	3,553,485	SEK	—	(16)

JP Morgan Chase Bank NA	5/4/2023	20,309,366	USD	210,249,604	SEK	—	(1,103)

JP Morgan Chase Bank NA	5/4/2023	47,616	USD	63,252	SGD	—	(3)

JP Morgan Chase Bank NA	5/4/2023	2,817,266	USD	3,742,391	SGD	—	(199)

JP Morgan Chase Bank NA	5/8/2023	470,015	USD	62,249,209	JPY	—	(4)

JP Morgan Chase Bank NA	5/8/2023	27,809,239	USD	3,683,122,355	JPY	—	(567)

Morgan Stanley & Co. International	4/5/2023	48,482,059	GBP	59,946,418	USD	460	—

Morgan Stanley & Co. International	5/4/2023	59,963,967	USD	48,467,167	GBP	—	(487)

Royal Bank of Canada	4/5/2023	29,782,041	AUD	19,946,611	USD	640	—

Royal Bank of Canada	4/5/2023	53,736,138	CHF	58,827,094	USD	478	—

Royal Bank of Canada	4/5/2023	99,087,877	DKK	14,452,486	USD	1	—

Royal Bank of Canada	4/5/2023	109,279,121	EUR	118,731,656	USD	1,096	—

Royal Bank of Canada	4/5/2023	48,482,177	GBP	59,946,418	USD	605	—

Royal Bank of Canada	4/5/2023	4,664,821	ILS	1,295,605	USD	—	(31)

Royal Bank of Canada	4/5/2023	3,565,184,866	JPY	26,791,331	USD	254	—

Royal Bank of Canada	4/5/2023	18,417,577	NOK	1,758,593	USD	48	—

Royal Bank of Canada	4/5/2023	210,350,107	SEK	20,286,531	USD	—	(24)

Royal Bank of Canada	4/5/2023	3,610,794	SGD	2,715,906	USD	—	(21)

Royal Bank of Canada	4/5/2023	19,214,526	USD	28,457,996	AUD	154,086	—

Royal Bank of Canada	4/5/2023	56,668,016	USD	52,914,950	CHF	—	(1,260,561)

Royal Bank of Canada	4/5/2023	13,922,049	USD	97,482,326	DKK	—	(296,260)

Royal Bank of Canada	4/5/2023	114,373,950	USD	107,631,990	EUR	—	(2,569,179)

Royal Bank of Canada	4/5/2023	57,746,258	USD	47,669,852	GBP	—	(1,196,345)

Royal Bank of Canada	4/5/2023	1,248,054	USD	4,554,583	ILS	—	(16,904)

Royal Bank of Canada	4/5/2023	25,808,032	USD	3,498,804,240	JPY	—	(484,717)

Royal Bank of Canada	4/5/2023	1,694,047	USD	17,497,590	NOK	23,253	—

Royal Bank of Canada	4/5/2023	19,541,971	USD	203,437,859	SEK	—	(77,908)

Royal Bank of Canada	4/5/2023	2,616,225	USD	3,518,830	SGD	—	(30,489)

Royal Bank of Canada	4/6/2023	94,121,905	HKD	11,991,842	USD	—	(213)

Royal Bank of Canada	4/6/2023	11,551,717	USD	90,526,185	HKD	18,202	—

Royal Bank of Canada	5/3/2023	18,708,794	USD	27,906,371	AUD	—	(955)

Royal Bank of Canada	5/3/2023	15,577,313	USD	106,613,591	DKK	—	(1,402)

Royal Bank of Canada	5/3/2023	1,288,146	USD	4,636,032	ILS	—	(326)

Royal Bank of Canada	5/4/2023	59,159,344	USD	53,872,806	CHF	—	(1,819)

Royal Bank of Canada	5/4/2023	124,671,906	USD	114,559,825	EUR	—	(1,135)

Royal Bank of Canada	5/4/2023	59,963,966	USD	48,467,558	GBP	—	(972)

Royal Bank of Canada	5/4/2023	12,530,684	USD	98,216,441	HKD	—	(924)

Royal Bank of Canada	5/4/2023	1,781,620	USD	18,634,507	NOK	—	(148)

Royal Bank of Canada	5/4/2023	20,309,366	USD	210,251,615	SEK	—	(1,297)

Royal Bank of Canada	5/4/2023	2,817,266	USD	3,742,389	SGD	—	(197)

Royal Bank of Canada	5/8/2023	27,809,239	USD	3,683,114,874	JPY	—	(510)

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Standard Chartered Bank	4/5/2023	29,781,059	AUD	19,946,609	USD	$—	$(16)

Standard Chartered Bank	4/5/2023	53,735,727	CHF	58,827,094	USD	28	—

Standard Chartered Bank	4/5/2023	99,087,689	DKK	14,452,486	USD	—	(27)

Standard Chartered Bank	4/5/2023	109,278,015	EUR	118,731,656	USD	—	(106)

Standard Chartered Bank	4/5/2023	4,664,916	ILS	1,295,605	USD	—	(4)

Standard Chartered Bank	4/5/2023	3,565,202,657	JPY	26,791,330	USD	388	—

Standard Chartered Bank	4/5/2023	18,416,897	NOK	1,758,591	USD	—	(15)

Standard Chartered Bank	4/5/2023	210,349,610	SEK	20,286,530	USD	—	(71)

Standard Chartered Bank	4/5/2023	3,610,777	SGD	2,715,907	USD	—	(35)

Standard Chartered Bank	4/6/2023	94,122,161	HKD	11,991,841	USD	—	(180)

Standard Chartered Bank	5/3/2023	18,708,795	USD	27,905,041	AUD	—	(62)

Standard Chartered Bank	5/3/2023	15,577,313	USD	106,608,794	DKK	—	(701)

Standard Chartered Bank	5/3/2023	1,288,146	USD	4,635,494	ILS	—	(176)

Standard Chartered Bank	5/4/2023	59,159,344	USD	53,871,268	CHF	—	(130)

Standard Chartered Bank	5/4/2023	124,671,904	USD	114,558,665	EUR	125	—

Standard Chartered Bank	5/4/2023	12,530,683	USD	98,214,867	HKD	—	(724)

Standard Chartered Bank	5/4/2023	1,781,621	USD	18,633,796	NOK	—	(79)

Standard Chartered Bank	5/4/2023	20,309,366	USD	210,253,727	SEK	—	(1,501)

Standard Chartered Bank	5/4/2023	2,817,266	USD	3,742,203	SGD	—	(57)
Standard Chartered Bank	5/8/2023	27,809,238	USD	3,683,138,908	JPY	—	(693)
						$855,522	$(24,509,666)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,394,239,755	$—	$—	$1,394,239,755
Exchange-Traded Fund	1,023,619	—	—	1,023,619
Investment of Cash Collateral for Securities Loaned	—	50,060,969	—	50,060,969
Total Investments in Securities	$1,395,263,374	$50,060,969	$—	$1,445,324,343
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$855,522	$—	$855,522
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(24,509,666)	$—	$(24,509,666)
Total – Net	$1,395,263,374	$26,406,825	$—	$1,421,670,199
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.7%

Japan – 99.7%

Air Freight & Logistics – 0.5%

Mitsui-Soko Holdings Co. Ltd.	28,600	$843,452

Nippon Express Holdings, Inc.	44,000	2,634,909

SG Holdings Co. Ltd.	254,300	3,745,044

Total Air Freight & Logistics		7,223,405

Automobile Components – 4.7%

Aisan Industry Co. Ltd.	65,900	445,143

Aisin Corp.(a)	204,908	5,611,914

Bridgestone Corp.	377,585	15,226,529

Daikyonishikawa Corp.(a)	57,500	278,665

Denso Corp.	315,779	17,659,802

Eagle Industry Co. Ltd.	50,900	454,348

Exedy Corp.	73,500	1,001,243

FuKoKu Co. Ltd.	22,400	173,020

Furukawa Battery Co. Ltd.(a)	15,000	120,482

Futaba Industrial Co. Ltd.(a)	35,000	112,029

H-One Co. Ltd.(a)	26,700	126,589

JTEKT Corp.	124,378	954,166

KYB Corp.	22,500	679,615

Musashi Seimitsu Industry Co. Ltd.(a)	34,400	482,567

NGK Spark Plug Co. Ltd.(a)	252,964	5,200,312

NHK Spring Co. Ltd.	215,000	1,529,829

Nifco, Inc.(a)	30,590	861,917

NOK Corp.(a)	138,400	1,521,370

Pacific Industrial Co. Ltd.	42,400	367,643

Piolax, Inc.(a)	26,900	390,089

Press Kogyo Co. Ltd.	195,600	731,902

Riken Corp.	12,200	237,693

Sanoh Industrial Co. Ltd.(a)	29,900	148,051

Seiren Co. Ltd.(a)	22,410	392,668

Shoei Co. Ltd.	28,000	583,605

Stanley Electric Co. Ltd.(a)	57,107	1,257,650

Sumitomo Electric Industries Ltd.	426,483	5,437,987

Sumitomo Riko Co. Ltd.(a)	18,800	97,327

Sumitomo Rubber Industries Ltd.	148,691	1,336,197

Suncall Corp.(a)	43,800	195,157

Tachi-S Co. Ltd.	42,600	384,101

Tokai Rika Co. Ltd.(a)	67,814	829,013

Topre Corp.(a)	27,100	249,844

Toyo Tire Corp.	127,800	1,483,590

Toyoda Gosei Co. Ltd.	49,700	851,424

Toyota Boshoku Corp.	109,036	1,750,770

TPR Co. Ltd.	25,294	254,479

TS Tech Co. Ltd.	74,964	945,710

Yokohama Rubber Co. Ltd.	71,900	1,511,040

Total Automobile Components		71,875,480

Automobiles – 8.2%

Honda Motor Co. Ltd.	1,109,347	29,256,954

Isuzu Motors Ltd.	532,800	6,321,220

Mazda Motor Corp.	386,500	3,557,461

Nissan Motor Co. Ltd.(a)	795,700	2,995,907

Subaru Corp.	288,167	4,578,324

Suzuki Motor Corp.	151,036	5,451,777

Toyota Motor Corp.	4,779,850	67,519,107

Yamaha Motor Co. Ltd.	232,500	6,044,406

Total Automobiles		125,725,156

Banks – 8.6%

Mitsubishi UFJ Financial Group, Inc.	9,210,122	58,676,553

Mizuho Financial Group, Inc.	1,986,464	28,030,501

Sumitomo Mitsui Financial Group, Inc.	1,129,500	44,962,740

Total Banks		131,669,794

Beverages – 1.2%

Asahi Group Holdings Ltd.	210,500	7,787,978

Kirin Holdings Co. Ltd.	450,545	7,095,517

Suntory Beverage & Food Ltd.	79,000	2,929,334

Takara Holdings, Inc.(a)	112,200	861,585

Total Beverages		18,674,414

Biotechnology – 0.0%

Takara Bio, Inc.	45,000	585,957

Broadline Retail – 0.1%

Ryohin Keikaku Co. Ltd.	123,600	1,396,757

Building Products – 1.1%

AGC, Inc.	150,047	5,552,494

Central Glass Co. Ltd.	22,400	494,318

Daikin Industries Ltd.	40,749	7,242,600

Nihon Flush Co. Ltd.(a)	17,600	129,200

Noritz Corp.	22,400	292,350

Okabe Co. Ltd.	50,800	293,143

Sanwa Holdings Corp.	125,731	1,337,705

TOTO Ltd.(a)	51,700	1,716,988

Total Building Products		17,058,798

Capital Markets – 1.1%

Monex Group, Inc.(a)	152,300	545,849

Nomura Holdings, Inc.	2,167,500	8,300,960

SBI Holdings, Inc.	370,400	7,302,800

Sparx Group Co. Ltd.(a)	39,100	425,402

Total Capital Markets		16,575,011

Chemicals – 7.6%

ADEKA Corp.	65,200	1,106,181

Aica Kogyo Co. Ltd.(a)	31,300	713,769

Arakawa Chemical Industries Ltd.(a)	50,800	380,552

Asahi Kasei Corp.	776,822	5,406,644

C. Uyemura & Co. Ltd.	15,300	744,940

Chugoku Marine Paints Ltd.	51,400	422,894

Daicel Corp.	179,242	1,346,773

Denka Co. Ltd.	53,615	1,101,788

DIC Corp.	59,453	1,063,176

Fujimi, Inc.	22,400	1,228,642

Fuso Chemical Co. Ltd.(a)	12,600	356,443

Ishihara Sangyo Kaisha Ltd.(a)	44,400	371,974

JCU Corp.	13,700	354,621

JSP Corp.(a)	22,400	261,044

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2023

Investments	Shares	Value

Kaneka Corp.	30,400	$788,038

Kansai Paint Co. Ltd.	64,400	865,183

KH Neochem Co. Ltd.	28,800	518,915

Kumiai Chemical Industry Co. Ltd.	53,200	339,770

Kuraray Co. Ltd.	350,937	3,209,034

Kureha Corp.(a)	13,900	882,523

Lintec Corp.	72,547	1,180,136

MEC Co. Ltd.(a)	10,100	194,350

Mitsubishi Chemical Group Corp.	1,092,363	6,448,791

Mitsubishi Gas Chemical Co., Inc.	143,782	2,120,701

Mitsui Chemicals, Inc.(a)	142,315	3,646,361

Nihon Nohyaku Co. Ltd.(a)	46,600	235,994

Nihon Parkerizing Co. Ltd.	88,600	660,389

Nippon Kayaku Co. Ltd.	152,300	1,369,773

Nippon Pillar Packing Co. Ltd.(a)	28,100	791,758

Nippon Sanso Holdings Corp.(a)	106,253	1,901,680

Nippon Shokubai Co. Ltd.	31,400	1,245,713

Nippon Soda Co. Ltd.	30,600	1,061,079

Nissan Chemical Corp.	71,653	3,224,897

Nitto Denko Corp.	102,874	6,608,856

NOF Corp.(a)	37,400	1,733,849

Osaka Soda Co. Ltd.(a)	19,500	638,083

Resonac Holdings Corp.	81,100	1,325,972

Riken Technos Corp.	65,600	290,318

Sanyo Chemical Industries Ltd.	21,700	696,213

Shin-Etsu Chemical Co. Ltd.	1,045,395	33,579,259

Shin-Etsu Polymer Co. Ltd.	55,900	626,245

Sumitomo Bakelite Co. Ltd.	22,400	868,465

Sumitomo Chemical Co. Ltd.(a)	1,309,185	4,377,394

T Hasegawa Co. Ltd.(a)	22,500	502,273

Taiyo Holdings Co. Ltd.(a)	46,452	872,567

Teijin Ltd.	116,300	1,219,887

Tokai Carbon Co. Ltd.	113,100	1,070,749

Tokuyama Corp.	42,300	669,032

Tokyo Ohka Kogyo Co. Ltd.	29,200	1,687,189

Toray Industries, Inc.	581,918	3,307,257

Tosoh Corp.	429,507	5,799,264

Toyo Ink SC Holdings Co. Ltd.	48,400	747,693

Toyobo Co. Ltd.	64,751	505,495

UBE Corp.	88,900	1,372,676

Valqua Ltd.	26,300	680,769

Zeon Corp.(a)	88,600	931,335

Total Chemicals		115,655,366

Commercial Services & Supplies – 0.3%

Dai Nippon Printing Co. Ltd.	97,500	2,714,235

Inui Global Logistics Co. Ltd.(a)	65,700	885,116

Pilot Corp.	15,600	504,020

Sato Holdings Corp.	22,400	368,424

Total Commercial Services & Supplies		4,471,795

Construction & Engineering – 0.6%

JGC Holdings Corp.(a)	53,900	664,587

Kajima Corp.	321,500	3,860,223

Nippon Koei Co. Ltd.	17,600	445,653

Obayashi Corp.	422,800	3,218,096

Penta-Ocean Construction Co. Ltd.	139,300	661,489

Taikisha Ltd.	22,400	619,370

Total Construction & Engineering		9,469,418

Construction Materials – 0.1%

Taiheiyo Cement Corp.	65,900	1,231,447

Consumer Staples Distribution & Retail – 0.8%

Seven & I Holdings Co. Ltd.	258,824	11,619,757

Containers & Packaging – 0.2%

Fuji Seal International, Inc.	22,600	256,413

Toyo Seikan Group Holdings Ltd.	200,300	2,748,124

Total Containers & Packaging		3,004,537

Diversified Consumer Services – 0.0%

Aucnet, Inc.	12,200	146,576

Electrical Equipment – 1.1%

Daihen Corp.	22,100	736,445

Fuji Electric Co. Ltd.	37,073	1,448,490

Fujikura Ltd.	74,100	522,247

Furukawa Electric Co. Ltd.(a)	29,381	543,291

GS Yuasa Corp.(a)	22,284	398,832

Idec Corp.	22,600	583,297

Mabuchi Motor Co. Ltd.	25,200	729,927

Mitsubishi Electric Corp.	882,114	10,462,221

Nippon Carbon Co. Ltd.	18,800	579,157

Sanyo Denki Co. Ltd.	5,700	263,393

Sinfonia Technology Co. Ltd.	22,300	264,068

Tatsuta Electric Wire & Cable Co. Ltd.	43,400	231,854

Total Electrical Equipment		16,763,222

Electronic Equipment, Instruments & Components – 3.8%

A&D HOLON Holdings Co. Ltd.	21,700	232,180

Ai Holdings Corp.	40,400	695,442

Alps Alpine Co. Ltd.(a)	108,500	1,034,537

Amano Corp.	39,033	731,740

Anritsu Corp.	31,200	286,236

Azbil Corp.	38,500	1,044,293

Canon Electronics, Inc.	26,600	369,150

Citizen Watch Co. Ltd.(a)	273,800	1,600,544

Dexerials Corp.(a)	28,900	583,689

Elematec Corp.	53,700	747,660

Hakuto Co. Ltd.(a)	27,919	1,031,046

Hamamatsu Photonics KK	44,200	2,361,274

Hioki EE Corp.	6,500	421,970

Hirose Electric Co. Ltd.	23,660	3,070,165

Horiba Ltd.	22,400	1,331,310

Ibiden Co. Ltd.(a)	22,301	881,383

Innotech Corp.	17,900	186,007

Iriso Electronics Co. Ltd.(a)	6,900	254,557

Japan Aviation Electronics Industry Ltd.(a)	40,900	706,200

Kaga Electronics Co. Ltd.	27,300	1,027,673

Keyence Corp.	15,740	7,622,233

Koa Corp.(a)	22,400	310,022

Macnica Holdings, Inc.	39,500	1,115,937

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2023

Investments	Shares	Value

Meiko Electronics Co. Ltd.(a)	12,900	$283,220

Murata Manufacturing Co. Ltd.	218,568	13,203,747

Nichicon Corp.	44,800	464,528

Nippon Ceramic Co. Ltd.	22,300	453,071

Nippon Electric Glass Co. Ltd.	113,160	2,167,292

Nissha Co. Ltd.	22,700	317,073

Optex Group Co. Ltd.	22,500	350,966

Osaki Electric Co. Ltd.(a)	76,800	306,992

Restar Holdings Corp.(a)	22,500	365,843

Riken Keiki Co. Ltd.(a)	10,000	426,779

Ryosan Co. Ltd.(a)	22,445	553,157

Sanshin Electronics Co. Ltd.(a)	22,354	404,451

Shimadzu Corp.	57,000	1,773,086

Siix Corp.	22,400	237,313

Taiyo Yuden Co. Ltd.	45,000	1,501,240

TDK Corp.	131,804	4,679,344

Tokyo Electron Device Ltd.(a)	7,300	481,035

Tomen Devices Corp.(a)	11,400	561,906

Topcon Corp.	48,300	646,710

V Technology Co. Ltd.	21,100	444,861

Yokogawa Electric Corp.	65,738	1,061,963

Total Electronic Equipment, Instruments & Components		58,329,825

Entertainment – 2.5%

Capcom Co. Ltd.	60,600	2,155,992

GungHo Online Entertainment, Inc.	22,400	407,640

Koei Tecmo Holdings Co. Ltd.(a)	135,844	2,437,414

Konami Group Corp.	54,100	2,467,406

Marvelous, Inc.	73,500	364,490

Nexon Co. Ltd.	57,900	1,372,564

Nintendo Co. Ltd.	677,600	26,123,417

Square Enix Holdings Co. Ltd.	58,400	2,790,773

Toei Animation Co. Ltd.(a)	4,600	454,850

Total Entertainment		38,574,546

Food Products – 1.1%

Ajinomoto Co., Inc.(a)	124,213	4,298,783

Ariake Japan Co. Ltd.(a)	8,000	293,335

Calbee, Inc.(a)	40,600	845,312

Fuji Oil Holdings, Inc.(a)	25,600	369,891

Kagome Co. Ltd.	22,400	520,069

Kikkoman Corp.(a)	26,000	1,316,703

Nisshin Seifun Group, Inc.(a)	122,200	1,424,091

Nissin Foods Holdings Co. Ltd.	32,400	2,952,979

Nissui Corp.	158,200	645,448

Riken Vitamin Co. Ltd.(a)	24,800	358,332

Sakata Seed Corp.	10,200	299,662

Toyo Suisan Kaisha Ltd.	24,500	1,021,677

Yakult Honsha Co. Ltd.	35,387	2,560,499

Total Food Products		16,906,781

Ground Transportation – 0.0%

Alps Logistics Co. Ltd.(a)	32,600	320,146

Nishi-Nippon Railroad Co. Ltd.(a)	22,300	400,793

Total Ground Transportation		720,939

Health Care Equipment & Supplies – 0.9%

Eiken Chemical Co. Ltd.	44,700	524,954

Hoya Corp.	43,157	4,721,361

Jeol Ltd.	11,600	369,990

Mani, Inc.(a)	22,400	303,963

Nakanishi, Inc.	30,300	598,077

Nihon Kohden Corp.	22,600	609,617

Nipro Corp.(a)	86,600	663,051

Olympus Corp.	95,200	1,658,436

PHC Holdings Corp.	109,000	1,172,800

Terumo Corp.	97,312	2,613,217

Total Health Care Equipment & Supplies		13,235,466

Health Care Technology – 0.1%

M3, Inc.(a)	36,700	910,262

Hotels, Restaurants & Leisure – 0.0%

Round One Corp.(a)	91,200	350,163

Household Durables – 1.8%

Casio Computer Co. Ltd.(a)	125,157	1,220,631

Fujitsu General Ltd.(a)	22,400	628,627

JVCKenwood Corp.(a)	93,400	267,378

Nikon Corp.(a)	179,100	1,823,431

Panasonic Holdings Corp.	1,095,870	9,732,650

Rinnai Corp.	42,300	1,028,180

Sekisui Chemical Co. Ltd.	215,300	3,034,810

Sharp Corp.(a)	437,900	3,069,808

Sumitomo Forestry Co. Ltd.	269,600	5,307,326

Tamron Co. Ltd.(a)	22,400	529,326

Toa Corp.	27,000	167,368

Zojirushi Corp.(a)	30,400	364,325

Total Household Durables		27,173,860

Household Products – 0.3%

Lion Corp.	80,100	861,245

Pigeon Corp.	68,200	1,049,980

Unicharm Corp.	79,900	3,266,480

Total Household Products		5,177,705

Industrial Conglomerates – 1.4%

Hitachi Ltd.	284,205	15,486,172

Nisshinbo Holdings, Inc.	134,024	1,019,102

Toshiba Corp.	153,600	5,130,003

Total Industrial Conglomerates		21,635,277

Insurance – 4.6%

Dai-ichi Life Holdings, Inc.	584,500	10,693,948

MS&AD Insurance Group Holdings, Inc.	455,700	14,058,939

Sompo Holdings, Inc.	312,200	12,320,042

Tokio Marine Holdings, Inc.	1,742,700	33,350,792

Total Insurance		70,423,721

IT Services – 0.8%

Fujitsu Ltd.	46,132	6,182,014

NEC Corp.	96,300	3,690,210

NTT Data Corp.	206,800	2,691,243

Total IT Services		12,563,467

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2023

Investments	Shares	Value

Leisure Products – 0.9%

Bandai Namco Holdings, Inc.	353,100	$7,557,332

GLOBERIDE, Inc.(a)	12,000	222,977

Mizuno Corp.	22,700	529,593

Roland Corp.	12,400	371,283

Sega Sammy Holdings, Inc.	119,800	2,262,059

Shimano, Inc.	16,700	2,865,940

Tomy Co. Ltd.	46,100	512,992

Total Leisure Products		14,322,176

Machinery – 5.6%

Amada Co. Ltd.	209,793	1,951,489

Anest Iwata Corp.	32,200	242,667

Asahi Diamond Industrial Co. Ltd.(a)	59,700	419,860

Bando Chemical Industries Ltd.	50,100	398,270

CKD Corp.	45,000	726,952

Daifuku Co. Ltd.	72,000	1,321,632

DMG Mori Co. Ltd.	79,000	1,322,504

Ebara Corp.	48,231	2,221,474

FANUC Corp.	365,445	13,070,240

Fujitec Co. Ltd.(a)	35,000	863,889

Glory Ltd.	34,000	739,575

Harmonic Drive Systems, Inc.(a)	7,000	231,159

Hitachi Construction Machinery Co. Ltd.	117,100	2,705,556

Hitachi Zosen Corp.	59,000	383,906

Hokuetsu Industries Co. Ltd.(a)	24,300	255,251

Hoshizaki Corp.(a)	28,238	1,036,461

IHI Corp.	82,200	2,050,522

Iwaki Co. Ltd.(a)	22,500	219,607

Japan Steel Works Ltd.(a)	22,500	419,096

Kawasaki Heavy Industries Ltd.(a)	50,900	1,106,804

Kitz Corp.	82,400	574,553

Komatsu Ltd.	528,506	13,013,105

Kurita Water Industries Ltd.(a)	21,900	993,884

Makino Milling Machine Co. Ltd.	15,200	554,482

Max Co. Ltd.	45,100	718,401

Meidensha Corp.	22,300	321,875

MISUMI Group, Inc.	38,700	959,576

Mitsubishi Heavy Industries Ltd.	112,919	4,136,998

Mitsuboshi Belting Ltd.	49,400	1,460,583

Miura Co. Ltd.(a)	27,500	698,400

Nabtesco Corp.	42,600	1,037,073

Nachi-Fujikoshi Corp.(a)	22,500	667,781

NGK Insulators Ltd.(a)	237,575	3,127,443

Nissei ASB Machine Co. Ltd.(a)	7,000	206,176

Nissei Plastic Industrial Co. Ltd.(a)	26,800	199,555

Nitta Corp.	22,400	493,308

Nomura Micro Science Co. Ltd.(a)	6,600	206,049

Noritake Co. Ltd.	14,400	496,626

NSK Ltd.(a)	368,400	2,092,647

Obara Group, Inc.(a)	18,700	555,703

OKUMA Corp.(a)	16,800	746,021

Organo Corp.(a)	22,500	609,456

OSG Corp.	53,524	799,502

Shibaura Machine Co. Ltd.	17,900	423,661

SMC Corp.	15,251	8,001,933

Sodick Co. Ltd.	65,000	371,177

Star Micronics Co. Ltd.	37,400	506,666

Sumitomo Heavy Industries Ltd.	122,837	2,990,397

Takeuchi Manufacturing Co. Ltd.	22,300	491,274

Teikoku Electric Manufacturing Co. Ltd.	22,000	405,320

THK Co. Ltd.	57,300	1,315,287

Tocalo Co. Ltd.	65,700	639,772

Torishima Pump Manufacturing Co. Ltd.	22,500	265,253

Tsubaki Nakashima Co. Ltd.	14,400	103,329

Tsubakimoto Chain Co.	34,800	840,649

Tsugami Corp.	22,300	240,275

YAMABIKO Corp.	56,800	561,641

Yaskawa Electric Corp.(a)	56,700	2,458,179

Total Machinery		85,970,924

Marine Transportation – 3.2%

Iino Kaiun Kaisha Ltd.	152,200	1,148,162

Mitsui OSK Lines Ltd.(a)	793,400	19,732,166

Nippon Yusen KK(a)	1,147,100	26,624,028

NS United Kaiun Kaisha Ltd.(a)	31,600	977,038

Total Marine Transportation		48,481,394

Media – 0.4%

Dentsu Group, Inc.	134,500	4,699,264

Hakuhodo DY Holdings, Inc.(a)	175,200	1,968,021

Total Media		6,667,285

Metals & Mining – 3.5%

Asahi Holdings, Inc.(a)	58,900	894,852

Daido Steel Co. Ltd.(a)	35,100	1,371,403

Daiki Aluminium Industry Co. Ltd.(a)	32,300	346,565

Dowa Holdings Co. Ltd.(a)	30,100	960,061

Kobe Steel Ltd.	480,500	3,801,687

Kyoei Steel Ltd.(a)	24,100	291,177

Maruichi Steel Tube Ltd.	65,700	1,436,524

Mitsubishi Materials Corp.	62,500	1,012,942

Mitsui Mining & Smelting Co. Ltd.(a)	49,400	1,193,335

Neturen Co. Ltd.	22,600	118,018

Nippon Light Metal Holdings Co. Ltd.(a)	65,600	720,619

Nippon Steel Corp.	1,167,600	27,371,794

Nippon Yakin Kogyo Co. Ltd.(a)	15,710	502,262

Nittetsu Mining Co. Ltd.(a)	15,500	416,936

Sanyo Special Steel Co. Ltd.	47,000	865,910

Sumitomo Metal Mining Co. Ltd.	294,000	11,153,400

Toho Titanium Co. Ltd.(a)	14,100	233,605

Tokyo Steel Manufacturing Co. Ltd.(a)	85,700	879,602

UACJ Corp.(a)	32,400	641,476

Total Metals & Mining		54,212,168

Oil, Gas & Consumable Fuels – 1.8%

ENEOS Holdings, Inc.	3,445,100	12,041,930

Idemitsu Kosan Co. Ltd.(a)	253,100	5,514,990

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2023

Investments	Shares	Value

Inpex Corp.	850,700	$8,929,506

Nippon Coke & Engineering Co. Ltd.(a)	496,400	324,493

Total Oil, Gas & Consumable Fuels		26,810,919

Paper & Forest Products – 0.2%

Daiken Corp.	25,500	436,847

Hokuetsu Corp.(a)	88,300	588,490

Oji Holdings Corp.	472,700	1,861,108

Total Paper & Forest Products		2,886,445

Personal Care Products – 0.8%

Kao Corp.	191,280	7,426,131

Kose Corp.(a)	10,100	1,189,931

Rohto Pharmaceutical Co. Ltd.	54,300	1,130,145

Shiseido Co. Ltd.(a)	66,522	3,089,432

Total Personal Care Products		12,835,639

Pharmaceuticals – 7.0%

Astellas Pharma, Inc.	795,204	11,250,801

Chugai Pharmaceutical Co. Ltd.(a)	886,000	21,768,878

Daiichi Sankyo Co. Ltd.	188,400	6,825,943

Eisai Co. Ltd.	88,600	4,995,525

Hisamitsu Pharmaceutical Co., Inc.	36,900	1,048,028

Kyowa Kirin Co. Ltd.	116,970	2,536,445

Nippon Shinyaku Co. Ltd.	14,900	652,694

Ono Pharmaceutical Co. Ltd.	221,400	4,598,013

Otsuka Holdings Co. Ltd.	188,900	5,965,487

Santen Pharmaceutical Co. Ltd.	215,700	1,831,400

Shionogi & Co. Ltd.	88,677	3,982,436

Sumitomo Pharma Co. Ltd.	130,800	796,063

Taisho Pharmaceutical Holdings Co. Ltd.(a)	26,800	1,111,549

Takeda Pharmaceutical Co. Ltd.	1,201,963	39,285,739

Towa Pharmaceutical Co. Ltd.	22,400	318,942

Total Pharmaceuticals		106,967,943

Professional Services – 0.4%

en Japan, Inc.(a)	22,400	383,572

Open Up Group, Inc.	36,200	521,961

Persol Holdings Co. Ltd.	48,800	973,140

Recruit Holdings Co. Ltd.	117,800	3,230,671

Transcosmos, Inc.(a)	55,800	1,314,396

Total Professional Services		6,423,740

Real Estate Management & Development – 0.0%

Relo Group, Inc.	31,900	504,542

Semiconductors & Semiconductor Equipment – 4.2%

Advantest Corp.(a)	58,100	5,308,408

Disco Corp.	67,500	7,759,787

Ferrotec Holdings Corp.(a)	16,900	421,579

Furuya Metal Co. Ltd.(a)	3,900	266,369

Micronics Japan Co. Ltd.	30,900	309,487

Mitsui High-Tec, Inc.	4,900	307,792

Optorun Co. Ltd.	14,900	247,867

Rohm Co. Ltd.	33,400	2,753,009

SCREEN Holdings Co. Ltd.(a)	29,860	2,613,788

Shibaura Mechatronics Corp.	3,400	411,301

Shinko Electric Industries Co. Ltd.(a)	35,059	1,074,767

SUMCO Corp.	180,500	2,686,682

Tokyo Electron Ltd.	297,459	35,849,743

Tokyo Seimitsu Co. Ltd.	53,400	2,054,309

Ulvac, Inc.	20,200	872,718

Yamaichi Electronics Co. Ltd.(a)	38,800	573,443

Total Semiconductors & Semiconductor Equipment		63,511,049

Software – 0.3%

Cybernet Systems Co. Ltd.(a)	30,300	201,939

Trend Micro, Inc.	83,208	4,045,051

Total Software		4,246,990

Specialty Retail – 0.8%

ABC-Mart, Inc.(a)	32,400	1,782,012

Fast Retailing Co. Ltd.	39,000	8,462,845

IDOM, Inc.	55,200	354,617

Sanrio Co. Ltd.	10,000	445,563

VT Holdings Co. Ltd.	136,800	521,133

Total Specialty Retail		11,566,170

Technology Hardware, Storage & Peripherals – 2.2%

Brother Industries Ltd.	107,343	1,606,637

Canon, Inc.(a)	705,797	15,673,477

Eizo Corp.(a)	16,700	513,836

FUJIFILM Holdings Corp.	137,595	6,924,722

Konica Minolta, Inc.(a)	432,800	1,850,351

MCJ Co. Ltd.	35,900	251,130

Ricoh Co. Ltd.	280,000	2,084,905

Riso Kagaku Corp.(a)	22,400	388,285

Roland DG Corp.(a)	15,500	385,491

Seiko Epson Corp.(a)	186,500	2,635,859

Toshiba TEC Corp.(a)	5,800	170,396

Wacom Co. Ltd.(a)	79,200	410,609

Total Technology Hardware, Storage & Peripherals		32,895,698

Textiles, Apparel & Luxury Goods – 0.2%

Asics Corp.	44,992	1,267,714

Descente Ltd.(a)	10,100	314,178

Kurabo Industries Ltd.	22,447	424,518

Seiko Group Corp.	22,300	485,074

Wacoal Holdings Corp.(a)	34,100	637,213

Total Textiles, Apparel & Luxury Goods		3,128,697

Tobacco – 2.7%

Japan Tobacco, Inc.	1,942,631	40,840,646

Trading Companies & Distributors – 12.0%

Alconix Corp.(a)	22,600	231,111

Chori Co. Ltd.	30,100	567,216

Hanwa Co. Ltd.	22,400	663,972

Inabata & Co. Ltd.	44,186	892,086

ITOCHU Corp.(a)	761,694	24,615,267

KPP Group Holdings Co. Ltd.(a)	22,600	113,773

Marubeni Corp.	1,882,278	25,393,569

Mitsubishi Corp.	1,233,600	44,036,619

Mitsui & Co. Ltd.	1,316,800	40,723,937

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2023

Investments	Shares	Value

Mitsui Matsushima Holdings Co. Ltd.(a)	15,400	$380,111

Nagase & Co. Ltd.	65,700	1,004,580

Nippon Steel Trading Corp.	33,100	2,310,459

Sanyo Trading Co. Ltd.	22,500	204,899

Shinsho Corp.	18,100	788,790

Sojitz Corp.(a)	294,104	6,105,713

Sumitomo Corp.	1,552,477	27,307,451

Toyota Tsusho Corp.	189,110	7,985,560

Total Trading Companies & Distributors		183,325,113

Transportation Infrastructure – 0.0%

Nissin Corp.	15,800	251,086
TOTAL COMMON STOCKS (Cost: $1,532,076,984)		1,524,997,526

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.4%

United States – 5.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b)
(Cost: $82,913,897)	82,913,897	82,913,897

TOTAL INVESTMENTS IN SECURITIES – 105.1% (Cost: $1,614,990,881)		1,607,911,423

Other Assets less Liabilities – (5.1)%		(77,729,510)

NET ASSETS – 100.0%		$1,530,181,913
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $182,407,130. The Fund also had securities on loan having a total market value of $180,363 that were sold and pending settlement. The total market value of the collateral held by the Fund was $194,251,635. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $111,337,738.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America NA	4/5/2023	2,394,997,722	JPY	17,638,460	USD	$359,424	$—

Bank of America NA	4/5/2023	929,502,393	JPY	7,055,384	USD	—	(70,377)

Barclays Bank PLC	4/5/2023	1,384,633,573	JPY	10,583,076	USD	—	(177,858)

Citibank NA	4/5/2023	1,866,114,574	JPY	14,205,861	USD	—	(182,418)

Citibank NA	4/5/2023	399,511,125	USD	54,161,283,754	JPY	—	(7,499,078)

Goldman Sachs	4/5/2023	50,461,810,947	JPY	379,203,123	USD	6,351	—

Goldman Sachs	4/5/2023	399,511,125	USD	54,161,243,802	JPY	—	(7,498,777)

Goldman Sachs	5/8/2023	377,841,957	USD	50,042,824,584	JPY	—	(11,697)

HSBC Holdings PLC	4/5/2023	5,257,916,408	JPY	38,804,613	USD	707,479	—

JP Morgan Chase Bank NA	4/5/2023	1,434,696,814	JPY	10,583,076	USD	198,357	—

JP Morgan Chase Bank NA	4/5/2023	1,417,042,127	JPY	10,583,076	USD	65,686	—

JP Morgan Chase Bank NA	4/5/2023	1,401,170,688	JPY	10,583,076	USD	—	(53,585)

JP Morgan Chase Bank NA	4/5/2023	50,461,545,505	JPY	379,203,123	USD	4,356	—

JP Morgan Chase Bank NA	4/5/2023	399,511,125	USD	54,161,403,607	JPY	—	(7,499,978)

JP Morgan Chase Bank NA	4/5/2023	38,804,613	USD	5,150,769,111	JPY	97,710	—

JP Morgan Chase Bank NA	5/8/2023	377,841,957	USD	50,042,295,605	JPY	—	(7,703)

Royal Bank of Canada	4/3/2023	256,925	USD	34,106,058	JPY	662	—

Royal Bank of Canada	4/5/2023	50,461,443,500	JPY	379,203,123	USD	3,589	—

Royal Bank of Canada	4/5/2023	399,511,124	USD	54,161,867,703	JPY	—	(7,503,467)

Royal Bank of Canada	5/8/2023	377,841,957	USD	50,042,193,966	JPY	—	(6,936)

Standard Chartered Bank	4/5/2023	50,461,696,920	JPY	379,203,121	USD	5,496	—
Standard Chartered Bank	5/8/2023	377,841,957	USD	50,042,522,310	JPY	—	(9,415)
						$1,449,110	$(30,521,289)

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,524,997,526	$—	$—	$1,524,997,526
Investment of Cash Collateral for Securities Loaned	—	82,913,897	—	82,913,897
Total Investments in Securities	$1,524,997,526	$82,913,897	$—	$1,607,911,423
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,449,110	$—	$1,449,110
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(30,521,289)	$—	$(30,521,289)
Total – Net	$1,524,997,526	$53,841,718	$—	$1,578,839,244
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

Japan – 99.9%

Air Freight & Logistics – 1.3%

AIT Corp.	1,500	$18,213

AZ-COM MARUWA Holdings, Inc.	1,900	28,409

Hamakyorex Co. Ltd.	800	19,385

Konoike Transport Co. Ltd.	2,000	22,376

Mitsui-Soko Holdings Co. Ltd.	1,800	53,085

Sankyu, Inc.	1,500	55,282

SBS Holdings, Inc.	800	20,197

Senko Group Holdings Co. Ltd.	7,700	54,674

Shibusawa Warehouse Co. Ltd.(a)	1,300	21,704

Trancom Co. Ltd.(a)	200	11,120

Total Air Freight & Logistics		304,445

Automobile Components – 4.8%

Aisan Industry Co. Ltd.	2,800	18,914

Daido Metal Co. Ltd.(a)	4,700	18,046

Daikyonishikawa Corp.(a)	4,100	19,870

Eagle Industry Co. Ltd.	3,900	34,813

Exedy Corp.	5,000	68,112

Fujikura Composites, Inc.(a)	1,700	14,000

FuKoKu Co. Ltd.	1,500	11,586

Futaba Industrial Co. Ltd.(a)	3,500	11,203

G-Tekt Corp.	1,998	21,498

KYB Corp.	1,800	54,369

Musashi Seimitsu Industry Co. Ltd.(a)	2,500	35,070

NHK Spring Co. Ltd.	15,000	106,732

NOK Corp.(a)	8,500	93,437

Pacific Industrial Co. Ltd.	3,000	26,012

Piolax, Inc.	2,100	30,453

Press Kogyo Co. Ltd.	10,700	40,038

Riken Corp.	1,200	23,380

Seiren Co. Ltd.(a)	1,300	22,779

Shoei Co. Ltd.	1,800	37,517

Sumitomo Riko Co. Ltd.(a)	3,500	18,119

Sumitomo Rubber Industries Ltd.	10,800	97,053

Suncall Corp.(a)	2,200	9,802

T RAD Co. Ltd.*(a)	700	12,339

Tachi-S Co. Ltd.	2,700	24,344

Tokai Rika Co. Ltd.(a)	4,225	51,650

Toyo Tire Corp.(a)	8,600	99,835

Toyoda Gosei Co. Ltd.(a)	3,500	59,959

TPR Co. Ltd.	1,706	17,164

TS Tech Co. Ltd.	5,700	71,908

Unipres Corp.(a)	1,600	11,060

Total Automobile Components		1,161,062

Automobiles – 0.1%

Nissan Shatai Co. Ltd.(a)	3,000	19,070

Banks – 7.8%

77 Bank Ltd.(a)	5,500	89,346

Akita Bank Ltd.	1,300	17,230

Aozora Bank Ltd.(a)	8,300	149,611

Awa Bank Ltd.(a)	1,100	16,117

Bank of Iwate Ltd.	1,400	$22,343

Bank of Nagoya Ltd.	1,400	33,188

Bank of Saga Ltd.(a)	1,200	14,607

Bank of the Ryukyus Ltd.(a)	3,500	24,352

Daishi Hokuetsu Financial Group, Inc.	2,300	49,944

Ehime Bank Ltd.(a)	2,600	16,449

FIDEA Holdings Co. Ltd.	1,800	18,028

First Bank of Toyama Ltd.(a)	4,000	17,702

Gunma Bank Ltd.	17,300	57,584

Hachijuni Bank Ltd.	21,300	92,024

Hirogin Holdings, Inc.(a)	15,500	72,906

Hokkoku Financial Holdings, Inc.(a)	600	18,642

Hokuhoku Financial Group, Inc.	5,500	38,226

Hyakugo Bank Ltd.	8,700	24,252

Hyakujushi Bank Ltd.	2,300	31,746

Juroku Financial Group, Inc.(a)	1,900	40,316

Keiyo Bank Ltd.(a)	6,500	27,643

Kiyo Bank Ltd.(a)	1,998	22,278

Kyushu Financial Group, Inc.(a)	15,600	55,911

Mebuki Financial Group, Inc.	43,800	106,629

Miyazaki Bank Ltd.	900	15,824

Musashino Bank Ltd.(a)	1,700	28,382

Nanto Bank Ltd.(a)	1,400	24,447

Nishi-Nippon Financial Holdings, Inc.	8,000	65,399

North Pacific Bank Ltd.	17,800	37,181

Ogaki Kyoritsu Bank Ltd.(a)	1,700	22,813

Oita Bank Ltd.(a)	1,100	16,910

Okinawa Financial Group, Inc.	1,040	16,269

Procrea Holdings, Inc.(a)	700	11,071

San ju San Financial Group, Inc.	2,300	27,288

San-In Godo Bank Ltd.	13,200	73,295

Senshu Ikeda Holdings, Inc.(a)	23,700	41,313

Seven Bank Ltd.(a)	74,800	148,937

Shiga Bank Ltd.(a)	3,200	64,414

Shikoku Bank Ltd.(a)	2,600	17,016

Suruga Bank Ltd.	4,300	14,991

Toho Bank Ltd.(a)	15,600	25,435

Tokyo Kiraboshi Financial Group, Inc.	2,300	45,364

TOMONY Holdings, Inc.(a)	4,800	12,731

Towa Bank Ltd.	3,300	13,489

Yamagata Bank Ltd.(a)	1,900	14,462

Yamaguchi Financial Group, Inc.(a)	10,500	64,062

Yamanashi Chuo Bank Ltd.	2,300	19,735

Total Banks		1,877,902

Beverages – 0.8%

Coca-Cola Bottlers Japan Holdings, Inc.	8,800	95,544

Sapporo Holdings Ltd.	1,100	28,143

Takara Holdings, Inc.(a)	7,700	59,128

Total Beverages		182,815

Biotechnology – 0.2%

Takara Bio, Inc.	3,000	39,064

Broadline Retail – 1.1%

ASKUL Corp.	2,300	29,776

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

Investments	Shares	Value

Belluna Co. Ltd.(a)	3,000	$15,824

Izumi Co. Ltd.	2,200	51,987

J. Front Retailing Co. Ltd.	7,800	77,478

Mr. Max Holdings Ltd.	2,700	13,755

Seria Co. Ltd.	2,400	47,282

Takashimaya Co. Ltd.(a)	2,700	39,215

Total Broadline Retail		275,317

Building Products – 1.6%

Bunka Shutter Co. Ltd.(a)	2,800	23,268

Central Glass Co. Ltd.	1,400	30,895

Nichias Corp.	4,000	79,976

Nichiha Corp.	1,500	30,419

Nitto Boseki Co. Ltd.	1,000	15,140

Noritz Corp.	1,500	19,577

Okabe Co. Ltd.	3,400	19,620

Sanwa Holdings Corp.	8,400	89,371

Shin Nippon Air Technologies Co. Ltd.(a)	900	12,612

Takara Standard Co. Ltd.	2,517	27,782

Takasago Thermal Engineering Co. Ltd.	2,200	34,862

Total Building Products		383,522

Capital Markets – 1.2%

Ichiyoshi Securities Co. Ltd.(a)	4,600	20,911

IwaiCosmo Holdings, Inc.(a)	1,900	19,130

Matsui Securities Co. Ltd.(a)	14,300	84,130

Monex Group, Inc.(a)	9,865	35,357

Okasan Securities Group, Inc.(a)	10,900	38,575

SBI Global Asset Management Co. Ltd.	5,099	18,428

Sparx Group Co. Ltd.(a)	2,039	22,184

Tokai Tokyo Financial Holdings, Inc.(a)	18,500	50,875

Total Capital Markets		289,590

Chemicals – 10.1%

ADEKA Corp.	4,100	69,560

Aica Kogyo Co. Ltd.(a)	2,600	59,291

Arakawa Chemical Industries Ltd.(a)	1,700	12,735

Asahi Yukizai Corp.(a)	900	21,403

C. Uyemura & Co. Ltd.	900	43,820

Chugoku Marine Paints Ltd.	2,700	22,214

CI Takiron Corp.(a)	4,000	14,817

Dai Nippon Toryo Co. Ltd.	2,700	17,183

Daicel Corp.	13,700	102,938

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	900	12,057

Denka Co. Ltd.	4,300	88,365

DIC Corp.	4,000	71,530

DKS Co. Ltd.	700	9,914

Fujimi, Inc.(a)	1,500	82,275

Fujimori Kogyo Co. Ltd.	600	14,359

Fuso Chemical Co. Ltd.(a)	800	22,631

Harima Chemicals Group, Inc.(a)	2,000	13,179

Ishihara Sangyo Kaisha Ltd.	2,500	20,944

JCU Corp.	700	18,119

JSP Corp.	1,217	14,183

Kaneka Corp.	2,348	60,866

Kanto Denka Kogyo Co. Ltd.	2,100	16,268

KH Neochem Co. Ltd.	2,000	36,036

Konishi Co. Ltd.	1,200	17,266

Kumiai Chemical Industry Co. Ltd.	3,994	25,508

Kureha Corp.(a)	700	44,444

Lintec Corp.	5,100	82,963

Moriroku Holdings Co. Ltd.(a)	1,400	19,366

Nihon Nohyaku Co. Ltd.(a)	2,700	13,673

Nihon Parkerizing Co. Ltd.	6,700	49,939

Nippon Kayaku Co. Ltd.	10,600	95,335

Nippon Pillar Packing Co. Ltd.	2,000	56,353

Nippon Shokubai Co. Ltd.	2,200	87,279

Nippon Soda Co. Ltd.	2,200	76,287

Osaka Organic Chemical Industry Ltd.	800	12,960

Osaka Soda Co. Ltd.(a)	1,077	35,242

Riken Technos Corp.	2,900	12,834

Sakai Chemical Industry Co. Ltd.(a)	1,500	19,949

Sakata INX Corp.	2,200	17,109

Sanyo Chemical Industries Ltd.	1,000	32,084

Shikoku Kasei Holdings Corp.(a)	1,300	13,704

Shin-Etsu Polymer Co. Ltd.	3,700	41,451

Sumitomo Bakelite Co. Ltd.(a)	1,700	65,910

T Hasegawa Co. Ltd.(a)	1,400	31,253

Taiyo Holdings Co. Ltd.(a)	3,000	56,353

Takasago International Corp.(a)	900	17,697

Teijin Ltd.	8,800	92,304

Toagosei Co. Ltd.	7,500	69,427

Tokai Carbon Co. Ltd.	8,000	75,738

Tokuyama Corp.(a)	3,100	49,031

Tokyo Ohka Kogyo Co. Ltd.	2,000	115,561

Toyo Ink SC Holdings Co. Ltd.	2,900	44,800

Toyobo Co. Ltd.(a)	3,800	29,666

UBE Corp.(a)	5,480	84,615

Valqua Ltd.	1,700	44,004

Zeon Corp.(a)	6,700	70,428

Total Chemicals		2,445,220

Commercial Services & Supplies – 1.5%

Aeon Delight Co. Ltd.	1,200	27,410

Daiseki Co. Ltd.	640	20,173

Inui Global Logistics Co. Ltd.	3,900	52,541

Japan Elevator Service Holdings Co. Ltd.(a)	800	12,912

Kokuyo Co. Ltd.	4,200	59,265

Mitsubishi Pencil Co. Ltd.	1,700	20,769

Nippon Kanzai Co. Ltd.*(a)	1,300	26,305

Nippon Parking Development Co. Ltd.	10,500	18,382

Okamura Corp.(a)	3,000	30,746

Pilot Corp.	800	25,847

Prestige International, Inc.	2,400	10,748

Sato Holdings Corp.(a)	1,200	19,737

Studio Alice Co. Ltd.(a)	900	14,492

Takara & Co. Ltd.	800	13,495

TRE Holdings Corp.(a)	1,400	15,042

Total Commercial Services & Supplies		367,864

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

Investments	Shares	Value

Construction & Engineering – 5.4%

Asanuma Corp.(a)	1,500	$35,108

CTI Engineering Co. Ltd.	400	9,077

Dai-Dan Co. Ltd.(a)	900	16,020

Daiho Corp.(a)	1,600	44,241

EXEO Group, Inc.	5,100	91,853

Hazama Ando Corp.(a)	8,200	52,740

INFRONEER Holdings, Inc.	10,468	80,384

JDC Corp.	3,400	15,430

Kandenko Co. Ltd.	5,800	40,747

Kumagai Gumi Co. Ltd.	1,900	37,960

Kyudenko Corp.(a)	2,300	58,152

MIRAIT ONE Corp.	4,444	55,062

Nippon Koei Co. Ltd.	900	22,789

Nippon Road Co. Ltd.	300	16,455

Nishimatsu Construction Co. Ltd.(a)	3,900	100,364

Nittoc Construction Co. Ltd.	3,200	23,371

Okumura Corp.	2,100	49,388

Oriental Shiraishi Corp.	7,700	18,861

Penta-Ocean Construction Co. Ltd.	8,800	41,788

PS Mitsubishi Construction Co. Ltd.(a)	3,600	17,690

Raito Kogyo Co. Ltd.	2,100	30,784

Raiznext Corp.	2,000	21,865

Sanki Engineering Co. Ltd.(a)	4,900	53,900

Seikitokyu Kogyo Co. Ltd.(a)	1,500	9,140

Shinnihon Corp.	2,700	18,989

Sumitomo Mitsui Construction Co. Ltd.(a)	6,840	19,735

Taihei Dengyo Kaisha Ltd.(a)	900	27,421

Taikisha Ltd.(a)	1,100	30,415

Takamatsu Construction Group Co. Ltd.	900	13,721

Tekken Corp.	1,000	13,592

Tess Holdings Co. Ltd.	1,000	8,137

Toa Corp.(a)	800	15,953

Tobishima Corp.	2,000	15,839

Toda Corp.(a)	11,400	59,189

Tokyu Construction Co. Ltd.	3,300	16,737

Totetsu Kogyo Co. Ltd.	1,200	24,426

Toyo Construction Co. Ltd.	3,000	20,648

Wakachiku Construction Co. Ltd.(a)	700	20,092

Yokogawa Bridge Holdings Corp.	1,700	27,641

Yondenko Corp.(a)	900	12,781

Yurtec Corp.(a)	2,900	18,064

Total Construction & Engineering		1,306,549

Construction Materials – 0.6%

Sumitomo Osaka Cement Co. Ltd.(a)	1,400	39,237

Taiheiyo Cement Corp.	4,900	91,564

Yotai Refractories Co. Ltd.	1,400	15,968

Total Construction Materials		146,769

Consumer Finance – 0.0%

J Trust Co. Ltd.(a)	2,300	6,826

Consumer Staples Distribution & Retail – 2.0%

Aeon Hokkaido Corp.(a)	1,500	9,062

Ain Holdings, Inc.	400	16,680

Arcs Co. Ltd.	2,700	45,544

Belc Co. Ltd.	400	16,831

Create SD Holdings Co. Ltd.	1,200	30,295

Fuji Co. Ltd.(a)	1,400	18,177

G-7 Holdings, Inc.(a)	1,400	15,211

H2O Retailing Corp.(a)	2,900	32,445

Heiwado Co. Ltd.	1,200	18,348

Inageya Co. Ltd.(a)	1,400	13,496

JM Holdings Co. Ltd.(a)	900	13,112

Kato Sangyo Co. Ltd.	1,500	39,560

Life Corp.	1,500	29,089

Mitsubishi Shokuhin Co. Ltd.	2,000	48,839

Qol Holdings Co. Ltd.(a)	1,500	13,085

Retail Partners Co. Ltd.	1,100	11,274

San-A Co. Ltd.	400	12,262

United Super Markets Holdings, Inc.	2,300	19,252

Valor Holdings Co. Ltd.	2,000	28,943

Yaoko Co. Ltd.(a)	600	31,107

Yokorei Co. Ltd.(a)	1,700	12,250

Total Consumer Staples Distribution & Retail		474,862

Containers & Packaging – 0.4%

FP Corp.(a)	1,300	32,038

Fuji Seal International, Inc.(a)	1,500	17,019

Rengo Co. Ltd.(a)	9,081	58,611

Total Containers & Packaging		107,668

Distributors – 0.5%

Arata Corp.	700	21,328

Doshisha Co. Ltd.(a)	1,500	21,842

Happinet Corp.(a)	1,200	16,789

PALTAC Corp.(a)	1,300	49,034

Total Distributors		108,993

Diversified Consumer Services – 0.5%

Asante, Inc.(a)	1,200	14,877

Aucnet, Inc.(a)	900	10,813

Benesse Holdings, Inc.(a)	2,700	39,357

Gakkyusha Co. Ltd.	800	11,908

Riso Kyoiku Co. Ltd.	9,300	22,989

Tokyo Individualized Educational Institute, Inc.	4,700	18,964

Total Diversified Consumer Services		118,908

Diversified Telecommunication Services – 0.1%

ARTERIA Networks Corp.	2,900	27,782

Electrical Equipment – 1.6%

Cosel Co. Ltd.	1,300	11,106

Daihen Corp.	1,000	33,323

Fujikura Ltd.	4,700	33,125

Furukawa Electric Co. Ltd.(a)	1,726	31,916

GS Yuasa Corp.(a)	1,800	32,216

Idec Corp.	1,500	38,714

Mabuchi Motor Co. Ltd.	2,000	57,931

Nippon Carbon Co. Ltd.	900	27,725

Nitto Kogyo Corp.(a)	1,700	33,747

Sanyo Denki Co. Ltd.	300	13,863

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

Investments	Shares	Value

Sinfonia Technology Co. Ltd.	2,000	$23,683

SWCC Showa Holdings Co. Ltd.(a)	900	12,815

Takaoka Toko Co. Ltd.(a)	800	14,132

Toyo Tanso Co. Ltd.	700	21,591

Total Electrical Equipment		385,887

Electronic Equipment, Instruments & Components – 7.1%

A&D HOLON Holdings Co. Ltd.(a)	1,200	12,839

Ai Holdings Corp.	2,600	44,756

Alps Alpine Co. Ltd.(a)	6,600	62,930

Amano Corp.	2,700	50,616

Anritsu Corp.	3,700	33,945

Canon Electronics, Inc.	1,500	20,817

Citizen Watch Co. Ltd.(a)	18,400	107,560

Daishinku Corp.(a)	2,000	10,925

Daitron Co. Ltd.	1,000	20,039

Daiwabo Holdings Co. Ltd.	3,400	55,768

Dexerials Corp.(a)	2,000	40,394

Elematec Corp.	3,158	43,969

ESPEC Corp.	1,100	16,819

Hakuto Co. Ltd.(a)	2,000	73,860

Hioki EE Corp.	400	25,967

Hochiki Corp.	1,300	15,121

Horiba Ltd.	1,600	95,094

I-PEX, Inc.	1,000	10,579

Innotech Corp.	1,400	14,548

Iriso Electronics Co. Ltd.	400	14,757

Japan Aviation Electronics Industry Ltd.(a)	3,000	51,800

Kaga Electronics Co. Ltd.	1,700	63,994

Koa Corp.(a)	1,300	17,992

Kyosan Electric Manufacturing Co. Ltd.	3,300	10,538

Macnica Holdings, Inc.	2,900	81,930

Marubun Corp.(a)	1,700	17,448

Maruwa Co. Ltd.	100	13,795

Maxell Ltd.(a)	2,000	23,127

Meiko Electronics Co. Ltd.(a)	600	13,173

Nichicon Corp.(a)	2,800	29,033

Nippon Ceramic Co. Ltd.	1,200	24,381

Nippon Electric Glass Co. Ltd.	7,400	141,728

Nippon Signal Co. Ltd.(a)	2,300	18,353

Nissha Co. Ltd.	1,200	16,762

Nohmi Bosai Ltd.(a)	1,666	21,168

Oki Electric Industry Co. Ltd.(a)	4,700	25,356

Optex Group Co. Ltd.	1,200	18,718

Osaki Electric Co. Ltd.(a)	4,100	16,389

Restar Holdings Corp.(a)	1,600	26,015

Riken Keiki Co. Ltd.	700	29,875

Ryoden Corp.	1,600	22,481

Ryosan Co. Ltd.	1,400	34,503

Sanshin Electronics Co. Ltd.(a)	1,000	18,093

Satori Electric Co. Ltd.	1,700	21,970

Shibaura Electronics Co. Ltd.	300	13,254

Siix Corp.	1,600	16,951

Suzuden Corp.	1,000	19,663

Tachibana Eletech Co. Ltd.	1,200	17,934

Tokyo Electron Device Ltd.(a)	400	26,358

Tomen Devices Corp.(a)	500	24,645

Topcon Corp.	3,500	46,863

Tsuzuki Denki Co. Ltd.(a)	1,300	15,267

Yokowo Co. Ltd.(a)	700	10,993

Total Electronic Equipment, Instruments & Components		1,721,853

Energy Equipment & Services – 0.1%

Toyo Kanetsu KK	800	15,761

Entertainment – 0.9%

Amuse, Inc.	1,200	16,031

COLOPL, Inc.(a)	4,800	21,568

Daiichikosho Co. Ltd.(a)	3,400	55,794

GungHo Online Entertainment, Inc.	1,500	27,297

Marvelous, Inc.	3,400	16,861

MIXI, Inc.	4,100	82,006

Total Entertainment		219,557

Financial Services – 0.3%

eGuarantee, Inc.	700	11,440

Financial Partners Group Co. Ltd.	6,200	53,806

Japan Investment Adviser Co. Ltd.	1,600	12,731

Total Financial Services		77,977

Food Products – 3.5%

Ariake Japan Co. Ltd.(a)	700	25,667

Chubu Shiryo Co. Ltd.(a)	1,900	14,904

DyDo Group Holdings, Inc.(a)	400	14,637

Ezaki Glico Co. Ltd.	1,600	40,093

Feed One Co. Ltd.	2,500	12,698

Fuji Oil Holdings, Inc.(a)	2,151	31,080

Fujicco Co. Ltd.	700	9,751

Fujiya Co. Ltd.	600	11,131

Hokuto Corp.	1,000	13,938

House Foods Group, Inc.	2,100	44,338

Itoham Yonekyu Holdings, Inc.(a)	10,400	54,700

Kagome Co. Ltd.	1,400	32,504

Kameda Seika Co. Ltd.(a)	300	9,907

Kotobuki Spirits Co. Ltd.	200	14,081

Kyokuyo Co. Ltd.(a)	500	12,867

Marudai Food Co. Ltd.(a)	1,300	14,202

Maruha Nichiro Corp.	2,000	35,690

Megmilk Snow Brand Co. Ltd.	2,800	37,091

Mitsui DM Sugar Holdings Co. Ltd.(a)	1,100	16,819

Morinaga & Co. Ltd.	2,000	56,428

Morinaga Milk Industry Co. Ltd.(a)	1,100	39,424

Nichirei Corp.	3,300	66,551

Nippn Corp.	3,000	37,418

Nisshin Oillio Group Ltd.	1,000	24,420

Nissui Corp.(a)	9,900	40,392

Prima Meat Packers Ltd.(a)	1,600	26,460

Riken Vitamin Co. Ltd.	1,400	20,228

S Foods, Inc.	1,400	29,969

Sakata Seed Corp.	800	23,503

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

Investments	Shares	Value

Showa Sangyo Co. Ltd.(a)	800	$15,250

Warabeya Nichiyo Holdings Co. Ltd.(a)	800	10,880

Yukiguni Maitake Co. Ltd.	2,000	15,058

Total Food Products		852,079

Gas Utilities – 0.7%

Hokkaido Gas Co. Ltd.	900	13,139

Nippon Gas Co. Ltd.	5,400	78,065

Saibu Gas Holdings Co. Ltd.	1,500	19,554

Shizuoka Gas Co. Ltd.	1,500	12,950

Toho Gas Co. Ltd.	2,500	46,266

Total Gas Utilities		169,974

Ground Transportation – 1.0%

Alps Logistics Co. Ltd.(a)	1,400	13,749

Fukuyama Transporting Co. Ltd.	900	24,277

Ichinen Holdings Co. Ltd.(a)	1,800	17,109

Maruzen Showa Unyu Co. Ltd.	600	14,516

Nikkon Holdings Co. Ltd.(a)	2,400	44,631

Nishi-Nippon Railroad Co. Ltd.(a)	1,300	23,365

Sakai Moving Service Co. Ltd.(a)	600	20,873

Seino Holdings Co. Ltd.(a)	4,900	53,753

Sotetsu Holdings, Inc.(a)	1,400	23,857

Total Ground Transportation		236,130

Health Care Equipment & Supplies – 1.7%

Eiken Chemical Co. Ltd.(a)	2,000	23,488

Hogy Medical Co. Ltd.(a)	1,100	26,242

Japan Lifeline Co. Ltd.	3,300	22,712

Jeol Ltd.	700	22,327

Mani, Inc.(a)	1,600	21,712

Menicon Co. Ltd.(a)	700	14,764

Mizuho Medy Co. Ltd.	1,000	17,514

Nagaileben Co. Ltd.	1,200	18,393

Nakanishi, Inc.	2,300	45,399

Nihon Kohden Corp.	1,700	45,856

Nipro Corp.(a)	4,423	33,865

Paramount Bed Holdings Co. Ltd.	2,206	39,084

PHC Holdings Corp.(a)	7,100	76,393

Shofu, Inc.	500	7,623

Total Health Care Equipment & Supplies		415,372

Health Care Providers & Services – 1.1%

As One Corp.	800	33,722

BML, Inc.	1,500	34,770

France Bed Holdings Co. Ltd.	2,200	17,489

H.U. Group Holdings, Inc.	4,400	88,139

Ship Healthcare Holdings, Inc.	1,418	25,965

Solasto Corp.	2,000	9,527

Toho Holdings Co. Ltd.(a)	1,300	22,954

Tokai Corp.	800	11,896

Vital KSK Holdings, Inc.	2,500	16,793

Total Health Care Providers & Services		261,255

Health Care Technology – 0.0%

EM Systems Co. Ltd.	1,600	10,134

Hotels, Restaurants & Leisure – 1.8%

Arcland Service Holdings Co. Ltd.(a)	1,000	16,868

Create Restaurants Holdings, Inc.(a)	2,500	18,972

Doutor Nichires Holdings Co. Ltd.	1,300	18,490

Food & Life Cos. Ltd.	1,300	33,601

Heiwa Corp.	3,700	73,088

Hiday Hidaka Corp.(a)	922	14,874

Ichibanya Co. Ltd.(a)	900	34,082

KFC Holdings Japan Ltd.(a)	800	17,005

KOMEDA Holdings Co. Ltd.	1,600	28,288

Kyoritsu Maintenance Co. Ltd.(a)	300	12,060

MOS Food Services, Inc.(a)	600	13,547

Ohsho Food Service Corp.	700	31,663

Resorttrust, Inc.	2,800	44,370

Round One Corp.(a)	6,000	23,037

Saizeriya Co. Ltd.	500	12,379

St. Marc Holdings Co. Ltd.	1,300	16,928

Tokyotokeiba Co. Ltd.	800	24,314

Total Hotels, Restaurants & Leisure		433,566

Household Durables – 2.0%

Casio Computer Co. Ltd.	10,000	97,528

Cleanup Corp.	2,600	13,499

ES-Con Japan Ltd.	5,400	35,259

Fuji Corp. Ltd.(a)	2,100	10,714

Hoosiers Holdings Co. Ltd.	2,700	16,757

JVCKenwood Corp.(a)	5,100	14,600

Ki-Star Real Estate Co. Ltd.(a)	1,100	34,259

Pressance Corp.	1,917	25,682

Sanei Architecture Planning Co. Ltd.	1,800	21,247

Sangetsu Corp.	4,400	73,857

Tama Home Co. Ltd.(a)	1,800	49,500

Tamron Co. Ltd.	1,200	28,357

Toa Corp.	2,300	14,257

Token Corp.	500	29,829

Zojirushi Corp.(a)	2,100	25,167

Total Household Durables		490,512

Household Products – 0.5%

Earth Corp.	500	17,789

Pigeon Corp.	5,400	83,136

ST Corp.(a)	1,500	17,616

Total Household Products		118,541

Independent Power & Renewable Electricity Producers – 0.1%

eRex Co. Ltd.(a)	600	8,255

West Holdings Corp.(a)	700	17,041

Total Independent Power & Renewable Electricity Producers		25,296

Industrial Conglomerates – 0.5%

Mie Kotsu Group Holdings, Inc.(a)	3,800	15,961

Nisshinbo Holdings, Inc.	7,600	57,789

Noritsu Koki Co. Ltd.	600	10,094

TOKAI Holdings Corp.(a)	7,000	45,916

Total Industrial Conglomerates		129,760

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

Investments	Shares	Value

Interactive Media & Services – 0.1%

Infocom Corp.(a)	1,400	$24,615

IT Services – 2.0%

Comture Corp.	700	10,903

Digital Garage, Inc.(a)	600	19,633

DTS Corp.	2,100	50,808

Future Corp.	3,000	41,002

I-Net Corp.(a)	1,600	15,316

Ines Corp.	1,200	12,371

Information Services International-Dentsu Ltd.	1,900	74,236

JBCC Holdings, Inc.	1,000	16,297

Mitsubishi Research Institute, Inc.(a)	500	19,160

NEC Networks & System Integration Corp.	4,600	55,820

NET One Systems Co. Ltd.	2,400	57,074

NSD Co. Ltd.	3,800	68,068

SB Technology Corp.(a)	600	8,949

Simplex Holdings, Inc.	900	16,473

TDC Soft, Inc.(a)	1,100	12,290

Uchida Yoko Co. Ltd.	400	14,772

Total IT Services		493,172

Leisure Products – 1.0%

Furyu Corp.	1,100	9,885

GLOBERIDE, Inc.(a)	800	14,865

Mizuno Corp.(a)	1,200	27,996

Roland Corp.	1,100	32,936

Sankyo Co. Ltd.	2,500	103,877

Tomy Co. Ltd.	3,400	37,835

Yonex Co. Ltd.	1,000	10,775

Total Leisure Products		238,169

Life Sciences Tools & Services – 0.1%

Shin Nippon Biomedical Laboratories Ltd.	1,100	22,729

Machinery – 5.9%

Aichi Corp.	2,300	13,756

Aida Engineering Ltd.	2,400	14,733

Anest Iwata Corp.	2,700	20,348

Asahi Diamond Industrial Co. Ltd.(a)	2,900	20,395

Bando Chemical Industries Ltd.	3,200	25,438

CKD Corp.	3,000	48,463

DMG Mori Co. Ltd.	4,900	82,029

Fujitec Co. Ltd.(a)	2,000	49,365

Furukawa Co. Ltd.(a)	1,400	13,433

Giken Ltd.(a)	700	14,595

Glory Ltd.(a)	1,800	39,154

Hitachi Zosen Corp.	2,535	16,495

Hokuetsu Industries Co. Ltd.	1,600	16,807

Hosokawa Micron Corp.	700	15,253

Japan Steel Works Ltd.(a)	1,503	27,996

Kitz Corp.	5,000	34,864

Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	1,800	21,856

Makino Milling Machine Co. Ltd.	700	25,535

Max Co. Ltd.	2,300	36,637

Meidensha Corp.(a)	1,300	18,764

METAWATER Co. Ltd.(a)	1,500	19,464

Mitsuboshi Belting Ltd.	3,400	100,526

Morita Holdings Corp.	1,300	12,991

Nachi-Fujikoshi Corp.(a)	1,000	29,679

Nikkiso Co. Ltd.	1,800	12,713

Nikko Co. Ltd.	2,400	11,433

Nippon Thompson Co. Ltd.	3,300	14,406

Nissei ASB Machine Co. Ltd.(a)	400	11,782

Nitta Corp.(a)	1,800	39,641

Nitto Kohki Co. Ltd.	1,200	16,320

Noritake Co. Ltd.	800	27,590

NTN Corp.(a)	5,800	14,686

Obara Group, Inc.	600	17,830

Oiles Corp.(a)	1,700	21,459

OKUMA Corp.(a)	800	35,525

Organo Corp.(a)	1,200	32,504

OSG Corp.	3,400	50,787

Ryobi Ltd.	1,300	15,033

Shibaura Machine Co. Ltd.	800	18,935

Shibuya Corp.	800	15,009

Shinmaywa Industries Ltd.(a)	2,700	23,939

Shinwa Co. Ltd.	1,000	15,884

Sodick Co. Ltd.	2,700	15,418

Star Micronics Co. Ltd.	2,300	31,159

Takeuchi Manufacturing Co. Ltd.	1,600	35,248

Takuma Co. Ltd.	2,800	27,918

Teikoku Electric Manufacturing Co. Ltd.	1,000	18,424

Tocalo Co. Ltd.	3,900	37,977

Torishima Pump Manufacturing Co. Ltd.	1,600	18,862

Tsubakimoto Chain Co.	2,200	53,145

Tsugami Corp.	2,200	23,704

Union Tool Co.	700	17,330

YAMABIKO Corp.	2,700	26,698

Total Machinery		1,419,935

Marine Transportation – 0.6%

Iino Kaiun Kaisha Ltd.	9,300	70,157

NS United Kaiun Kaisha Ltd.(a)	2,100	64,930

Total Marine Transportation		135,087

Media – 0.8%

Carta Holdings, Inc.	900	9,704

Digital Holdings, Inc.	2,300	19,822

FAN Communications, Inc.	4,400	13,356

Gakken Holdings Co. Ltd.	1,600	10,231

Intage Holdings, Inc.	1,700	19,799

Macromill, Inc.	1,400	9,856

Proto Corp.	1,700	15,085

SKY Perfect JSAT Holdings, Inc.	16,500	64,096

ValueCommerce Co. Ltd.	1,000	12,773

Wowow, Inc.	1,100	10,356

Zenrin Co. Ltd.(a)	2,100	13,160

Total Media		198,238

Metals & Mining – 4.9%

Asahi Holdings, Inc.(a)	4,100	62,290

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

Investments	Shares	Value

Daido Steel Co. Ltd.	2,300	$89,864

Daiki Aluminium Industry Co. Ltd.(a)	2,500	26,824

Dowa Holdings Co. Ltd.(a)	2,100	66,981

Hakudo Co. Ltd.(a)	900	17,697

Kobe Steel Ltd.	33,000	261,094

Kyoei Steel Ltd.(a)	1,500	18,123

Maruichi Steel Tube Ltd.	4,400	96,206

Mitsubishi Materials Corp.	4,500	72,932

Mitsui Mining & Smelting Co. Ltd.(a)	3,300	79,717

Nakayama Steel Works Ltd.(a)	3,300	24,126

Neturen Co. Ltd.	3,900	20,366

Nippon Denko Co. Ltd.(a)	11,300	30,311

Nippon Light Metal Holdings Co. Ltd.(a)	4,000	43,940

Nippon Yakin Kogyo Co. Ltd.(a)	1,000	31,971

Nittetsu Mining Co. Ltd.(a)	900	24,209

Sanyo Special Steel Co. Ltd.(a)	3,000	55,271

Toho Titanium Co. Ltd.(a)	1,200	19,881

Toho Zinc Co. Ltd.(a)	500	7,645

Tokyo Steel Manufacturing Co. Ltd.(a)	6,200	63,635

Topy Industries Ltd.	1,300	19,301

UACJ Corp.(a)	2,200	43,557

Total Metals & Mining		1,175,941

Oil, Gas & Consumable Fuels – 1.4%

Cosmo Energy Holdings Co. Ltd.	6,500	209,276

Fuji Oil Co. Ltd.(a)	5,100	10,155

Itochu Enex Co. Ltd.	5,100	43,263

Nippon Coke & Engineering Co. Ltd.(a)	29,300	19,153

Sala Corp.(a)	3,600	20,368

San-Ai Obbli Co. Ltd.	2,600	26,783

Total Oil, Gas & Consumable Fuels		328,998

Paper & Forest Products – 0.5%

Daiken Corp.	1,800	30,836

Daio Paper Corp.(a)	4,400	34,184

Hokuetsu Corp.(a)	4,400	29,325

Tokushu Tokai Paper Co. Ltd.(a)	800	17,672

Total Paper & Forest Products		112,017

Personal Care Products – 0.5%

Mandom Corp.(a)	1,600	17,756

Milbon Co. Ltd.	500	20,475

Noevir Holdings Co. Ltd.	2,100	85,206

Total Personal Care Products		123,437

Pharmaceuticals – 1.6%

Fuji Pharma Co. Ltd.	1,700	14,472

Hisamitsu Pharmaceutical Co., Inc.	2,300	65,324

JCR Pharmaceuticals Co. Ltd.(a)	1,700	18,049

Kaken Pharmaceutical Co. Ltd.	1,900	52,750

KYORIN Holdings, Inc.	2,900	37,130

Mochida Pharmaceutical Co. Ltd.(a)	1,700	42,663

Sawai Group Holdings Co. Ltd.	1,400	38,395

Seikagaku Corp.(a)	2,200	13,439

Torii Pharmaceutical Co. Ltd.	600	14,336

Towa Pharmaceutical Co. Ltd.(a)	1,600	22,782

Tsumura & Co.	2,600	51,379

ZERIA Pharmaceutical Co. Ltd.(a)	1,500	25,302

Total Pharmaceuticals		396,021

Professional Services – 2.9%

Altech Corp.	1,250	23,706

Bell System24 Holdings, Inc.	5,100	55,334

Dip Corp.(a)	1,000	26,561

en Japan, Inc.(a)	1,300	22,261

Forum Engineering, Inc.	2,000	12,668

FULLCAST Holdings Co. Ltd.	1,100	19,944

Funai Soken Holdings, Inc.	1,540	31,358

IR Japan Holdings Ltd.(a)	1,000	17,590

JAC Recruitment Co. Ltd.	1,800	35,232

LIKE, Inc.(a)	800	12,286

Meitec Corp.	3,900	69,273

Nomura Co. Ltd.	3,000	20,377

Open Up Group, Inc.	2,400	34,605

Pasona Group, Inc.	800	11,265

Quick Co. Ltd.(a)	900	12,023

Relia, Inc.	3,100	33,937

Space Co. Ltd.	2,300	15,899

Tanseisha Co. Ltd.	1,900	10,993

TechnoPro Holdings, Inc.	2,200	60,253

TKC Corp.(a)	1,200	33,090

Transcosmos, Inc.	3,500	82,444

Weathernews, Inc.	300	14,922

Will Group, Inc.(a)	1,300	10,559

World Holdings Co. Ltd.(a)	700	13,496

YAMADA Consulting Group Co. Ltd.(a)	1,200	13,804

Total Professional Services		693,880

Real Estate Management & Development – 1.9%

Arealink Co. Ltd.	800	14,144

Dear Life Co. Ltd.	4,400	22,084

Goldcrest Co. Ltd.(a)	2,100	26,950

Good Com Asset Co. Ltd.	1,900	12,049

Grandy House Corp.(a)	3,800	15,675

Heiwa Real Estate Co. Ltd.	1,700	48,347

Ichigo, Inc.	12,600	26,224

Japan Property Management Center Co. Ltd.	2,300	18,267

JINUSHI Co. Ltd.	1,200	17,276

Katitas Co. Ltd.	1,300	25,191

Keihanshin Building Co. Ltd.	1,800	16,175

Loadstar Capital KK	900	9,508

Mirarth Holdings, Inc.(a)	9,500	26,910

Nisshin Group Holdings Co. Ltd.(a)	5,700	19,487

SAMTY Co. Ltd.(a)	2,300	38,037

Star Mica Holdings Co. Ltd.	2,200	11,505

Starts Corp., Inc.	2,800	53,501

Sun Frontier Fudousan Co. Ltd.	3,200	30,800

Tosei Corp.	2,000	22,120

Total Real Estate Management & Development		454,250

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 1.8%

Ferrotec Holdings Corp.	1,100	$27,440

Furuya Metal Co. Ltd.(a)	200	13,660

Japan Material Co. Ltd.(a)	1,200	21,261

MegaChips Corp.	500	12,285

Micronics Japan Co. Ltd.	2,200	22,035

Mimasu Semiconductor Industry Co. Ltd.	900	19,888

Mitsui High-Tec, Inc.	500	31,407

Optorun Co. Ltd.	1,000	16,635

Rorze Corp.	100	8,746

Shibaura Mechatronics Corp.	200	24,194

Shindengen Electric Manufacturing Co. Ltd.(a)	400	10,053

Tokyo Seimitsu Co. Ltd.	3,300	126,952

Towa Corp.(a)	800	12,587

Ulvac, Inc.	1,200	51,845

Yamaichi Electronics Co. Ltd.(a)	2,400	35,471

Total Semiconductors & Semiconductor Equipment		434,459

Software – 0.8%

Computer Engineering & Consulting Ltd.	1,700	16,324

Cresco Ltd.(a)	1,200	15,310

Cybernet Systems Co. Ltd.	1,100	7,331

Fuji Soft, Inc.(a)	800	46,104

Justsystems Corp.(a)	500	13,206

Miroku Jyoho Service Co. Ltd.	1,700	20,999

SRA Holdings	800	17,540

Systena Corp.(a)	9,200	20,047

UNITED, Inc.	1,300	12,503

WingArc1st, Inc.(a)	1,200	17,609

Total Software		186,973

Specialty Retail – 3.7%

Adastria Co. Ltd.	1,622	29,773

Alpen Co. Ltd.(a)	1,100	16,464

AOKI Holdings, Inc.	2,200	14,084

Aoyama Trading Co. Ltd.	1,400	9,867

Arclands Corp.	1,300	14,583

Autobacs Seven Co. Ltd.	5,300	57,544

Bic Camera, Inc.	2,900	24,252

DCM Holdings Co. Ltd.	5,100	44,260

EDION Corp.(a)	6,600	63,575

Honeys Holdings Co. Ltd.(a)	1,800	22,465

IDOM, Inc.	3,200	20,558

Joshin Denki Co. Ltd.(a)	1,300	19,086

Joyful Honda Co. Ltd.(a)	2,700	34,752

K’s Holdings Corp.	13,900	121,464

Keiyo Co. Ltd.	2,000	12,653

Kohnan Shoji Co. Ltd.(a)	1,000	24,382

Kojima Co. Ltd.	2,200	9,257

Komeri Co. Ltd.	1,500	30,836

Nafco Co. Ltd.	900	11,929

Nextage Co. Ltd.	800	16,590

Nishimatsuya Chain Co. Ltd.(a)	1,600	19,644

Nojima Corp.(a)	2,500	26,279

PAL GROUP Holdings Co. Ltd.	2,000	46,360

Sanrio Co. Ltd.	700	31,189

Scroll Corp.	5,300	32,177

T-Gaia Corp.(a)	2,900	36,389

VT Holdings Co. Ltd.	9,454	36,015

World Co. Ltd.(a)	1,400	15,579

Xebio Holdings Co. Ltd.	2,800	22,069

Yellow Hat Ltd.	2,600	35,613

Total Specialty Retail		899,688

Technology Hardware, Storage & Peripherals – 1.3%

Eizo Corp.	800	24,615

Elecom Co. Ltd.	2,800	26,403

Konica Minolta, Inc.(a)	31,400	134,244

MCJ Co. Ltd.	3,900	27,282

Riso Kagaku Corp.(a)	1,100	19,068

Roland DG Corp.(a)	900	22,383

Toshiba TEC Corp.(a)	700	20,565

Wacom Co. Ltd.(a)	6,200	32,144

Total Technology Hardware, Storage & Peripherals		306,704

Textiles, Apparel & Luxury Goods – 1.1%

Baroque Japan Ltd.(a)	2,700	16,635

Descente Ltd.	600	18,664

Fujibo Holdings, Inc.	700	17,383

Gunze Ltd.	700	23,589

Japan Wool Textile Co. Ltd.	2,800	20,765

Kurabo Industries Ltd.	1,700	32,151

Morito Co. Ltd.	2,100	16,126

Onward Holdings Co. Ltd.	11,739	33,782

Seiko Group Corp.	1,300	28,278

Wacoal Holdings Corp.(a)	2,000	37,373

Yondoshi Holdings, Inc.	1,400	18,777

Total Textiles, Apparel & Luxury Goods		263,523

Trading Companies & Distributors – 3.5%

Advan Group Co. Ltd.	1,500	10,876

Alconix Corp.(a)	1,300	13,294

Chori Co. Ltd.	1,400	26,382

Daiichi Jitsugyo Co. Ltd.	400	16,741

Hanwa Co. Ltd.	1,100	32,606

Inaba Denki Sangyo Co. Ltd.	3,000	65,144

Inabata & Co. Ltd.	3,000	60,568

JK Holdings Co. Ltd.(a)	1,700	13,169

Kamei Corp.	1,900	21,000

Kanaden Corp.(a)	1,500	13,096

Kanamoto Co. Ltd.	1,400	22,921

Kanematsu Corp.	3,900	48,116

KPP Group Holdings Co. Ltd.(a)	2,300	11,579

MARUKA FURUSATO Corp.	700	14,727

Mitsui Matsushima Holdings Co. Ltd.(a)	1,000	24,683

Nagase & Co. Ltd.	3,200	48,929

Nichiden Corp.	900	12,869

Nippon Steel Trading Corp.	2,196	153,286

Nishio Rent All Co. Ltd.(a)	1,300	30,329

Onoken Co. Ltd.(a)	1,900	21,214

Seika Corp.	1,000	15,433

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

Investments	Shares	Value

Shinsho Corp.	1,000	$43,580

Totech Corp.(a)	1,000	32,872

Trusco Nakayama Corp.	1,100	18,539

Wakita & Co. Ltd.	1,900	17,374

Yamazen Corp.	3,900	29,802

Yuasa Trading Co. Ltd.	1,200	34,127

Total Trading Companies & Distributors		853,256

Transportation Infrastructure – 0.4%

Mitsubishi Logistics Corp.(a)	2,800	65,429

Nissin Corp.(a)	1,200	19,070

Total Transportation Infrastructure		84,499

Wireless Telecommunication Services – 0.2%

Okinawa Cellular Telephone Co.	2,500	56,916
TOTAL COMMON STOCKS (Cost: $24,393,267)		24,110,389

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 15.8%

United States – 15.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(b)
(Cost: $3,813,426)	3,813,426	3,813,426
TOTAL INVESTMENTS IN SECURITIES – 115.7% (Cost: $28,206,693)		27,923,815

Other Assets less Liabilities – (15.7)%		(3,799,034)

NET ASSETS – 100.0%		$24,124,781

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,991,103 and the total market value of the collateral held by the Fund was $7,410,286. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,596,860.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/4/2023	9,016	USD	1,200,000	JPY	$—	$(0)^
Citibank NA	4/5/2023	32,997,027	JPY	251,191	USD	—	(3,226)
Citibank NA	4/5/2023	6,038,482	USD	818,630,362	JPY	—	(113,346)
Goldman Sachs	4/5/2023	795,203,989	JPY	5,975,684	USD	100	—
Goldman Sachs	4/5/2023	6,038,482	USD	818,629,758	JPY	—	(113,342)
Goldman Sachs	5/8/2023	5,981,802	USD	792,252,587	JPY	—	(185)
JP Morgan Chase Bank NA	4/5/2023	795,199,806	JPY	5,975,684	USD	69	—
JP Morgan Chase Bank NA	4/5/2023	6,038,482	USD	818,632,173	JPY	—	(113,360)
JP Morgan Chase Bank NA	5/8/2023	5,981,802	USD	792,244,213	JPY	—	(122)
Royal Bank of Canada	4/5/2023	795,198,199	JPY	5,975,684	USD	57	—
Royal Bank of Canada	4/5/2023	6,038,481	USD	818,639,055	JPY	—	(113,413)
Royal Bank of Canada	5/8/2023	5,981,802	USD	792,242,604	JPY	—	(110)
Standard Chartered Bank	4/5/2023	795,202,196	JPY	5,975,684	USD	87	—
Standard Chartered Bank	5/8/2023	5,981,802	USD	792,247,802	JPY	—	(149)
						$313	$(457,253)
^	Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Commercial Services & Supplies	$341,559	$26,305	$—	$367,864
Other	23,742,525	—	—	23,742,525
Investment of Cash Collateral for Securities Loaned	—	3,813,426	—	3,813,426
Total Investments in Securities	$24,084,084	$3,839,731	$—	$27,923,815
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$313	$—	$313
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(457,253)	$—	$(457,253)
Total – Net	$24,084,084	$3,382,791	$—	$27,466,875
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

46	WisdomTree Trust

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2023

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:

Investments, at cost	$1,276,373,359	$53,996,942	$19,199,957	$1,182,505,725	$1,614,990,881	$28,206,693

Investment in affiliates, at cost (Note 3)	—	—	—	868,179	—	—

Foreign currency, at cost	706,288	69,696	15,214	777,918	2,627,397	49,228
Investments in securities, at value[1,2](Note 2)	1,505,604,634	54,073,270	21,804,550	1,444,300,724	1,607,911,423	27,923,815

Investment in affiliates, at value (Note 3)	—	—	—	1,023,619	—	—

Cash	1,773,076	1,796	7,223	1,877,525	70,740	4,445

Foreign currency, at value	708,465	70,009	15,591	779,304	2,619,746	49,038

Unrealized appreciation on foreign currency contracts	13,313	491	207	855,522	1,449,110	313

Receivables:

Investment securities sold[3]	30,308,134	1,191,259	246,686	15,849,920	6,898,245	68,043

Capital shares sold	62	—	—	5,876,191	—	—

Dividends	1,155,104	117,301	—	2,737,114	22,032,446	351,053

Securities lending income	167,974	4,871	4,041	16,538	41,570	1,435

Foreign tax reclaims	5,713,050	90,888	253,549	4,333,850	3,224,815	9,213

Other (Note 6)	512,445	36,038	—	156,450	—	—
Total Assets	1,545,956,257	55,585,923	22,331,847	1,477,806,757	1,644,248,095	28,407,355
LIABILITIES:

Unrealized depreciation on foreign currency contracts	30,839,660	1,226,568	480,640	24,509,666	30,521,289	457,253

Payables:

Cash collateral received for securities loaned (Note 2)	107,373,045	5,360,042	—	50,060,969	82,913,897	3,813,426

Investment securities purchased	—	—	—	5,949,245	—	—

Advisory fees (Note 3)	670,617	21,687	8,680	649,365	625,264	11,805

Service fees (Note 2)	5,087	165	79	4,928	5,732	90

Other (Note 6)	4,472,190	10,811	—	46,935	—	—
Total Liabilities	143,360,599	6,619,273	489,399	81,221,108	114,066,182	4,282,574
NET ASSETS	$1,402,595,658	$48,966,650	$21,842,448	$1,396,585,649	$1,530,181,913	$24,124,781
NET ASSETS:

Paid-in capital	$3,239,430,061	$70,703,159	$53,110,736	$1,410,276,859	$3,188,867,707	$47,328,431

Total distributable earnings (loss)	(1,836,834,403)	(21,736,509)	(31,268,288)	(13,691,210)	(1,658,685,794)	(23,203,650)
NET ASSETS	$1,402,595,658	$48,966,650	$21,842,448	$1,396,585,649	$1,530,181,913	$24,124,781
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	17,100,000	1,450,000	600,000	35,650,000	21,700,000	500,000
Net asset value per share	$82.02	$33.77	$36.40	$39.17	$70.52	$48.25
[1] Includes market value of securities out on loan of:	$115,886,867	$5,609,582	—	$65,258,992	$182,407,130	$6,991,103
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$116,050	$9,254	—	$112,083	$180,363	—

See Notes to Financial Statements.

WisdomTree Trust	47

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2023

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:

Dividends	$49,909,162	$2,787,310	$1,101,236	$43,150,611	$70,321,250	$828,615

Dividends from affiliates (Note 3)	—	—	—	34,597	—	—

Non-cash dividends	2,082,182	122,736	—	7,369,628	—	—

Other income (Note 6)	10,458,607	16,603	—	357,562	—	—

Securities lending income, net (Note 2)	1,125,492	49,703	21,121	384,921	313,629	8,683

Less:

Foreign withholding taxes on dividends	(6,829,447)	(356,372)	(156,963)	(3,816,583)	(7,046,711)	(107,779)

IRS closing agreement fee (Note 6)	(4,318,457)	—	—	—	—	—
Total investment income	52,427,539	2,619,980	965,394	47,480,736	63,588,168	729,519
EXPENSES:

Advisory fees (Note 3)	8,131,325	256,217	111,527	6,992,905	8,947,378	136,444

Service fees (Note 2)	61,686	1,943	1,022	53,050	82,018	1,035

Other fees (Note 6)	2,837,063	4,567	—	94,560	—	—
Total expenses	11,030,074	262,727	112,549	7,140,515	9,029,396	137,479
Expense waivers (Note 3)	—	—	—	(2,931)	—	—
Net expenses	11,030,074	262,727	112,549	7,137,584	9,029,396	137,479
Net investment income	41,397,465	2,357,253	852,845	40,343,152	54,558,772	592,040
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(151,967,805)	(8,329,847)	(3,147,783)	(237,393,550)	(256,858,233)	(4,279,790)

Investment transactions in affiliates (Note 3)	—	—	—	795	—	—

In-kind redemptions	62,000,590	(2,266,813)	1,022,133	6,060,632	114,595,785	(172,095)

Foreign currency contracts	151,918,839	5,780,468	2,067,908	108,038,226	336,288,156	4,847,030

Foreign currency related transactions	(478,536)	8,388	2,002	647,620	1,421,815	748
Net realized gain (loss)	61,473,088	(4,807,804)	(55,740)	(122,646,277)	195,447,523	395,893
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	85,308,453	1,710,518	2,418,919	168,197,697	98,528,132	4,735,080

Investment transactions in affiliates (Note 3)	—	—	—	(82,975)	—	—

Foreign currency contracts	(53,280,533)	(1,866,188)	(805,892)	(35,512,967)	(127,790,176)	(1,967,689)

Translation of assets and liabilities denominated in foreign currencies	(79,597)	1,384	55	14,805	(181,024)	(1,168)
Net increase (decrease) in unrealized appreciation/depreciation	31,948,323	(154,286)	1,613,082	132,616,560	(29,443,068)	2,766,223
Net realized and unrealized gain (loss) on investments	93,421,411	(4,962,090)	1,557,342	9,970,283	166,004,455	3,162,116
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,818,876	$(2,604,837)	$2,410,187	$50,313,435	$220,563,227	$3,754,156

See Notes to Financial Statements.

48	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund		WisdomTree Germany Hedged Equity Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$41,397,465	$36,673,929	$2,357,253	$1,075,519	$852,845	$896,799

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	61,473,088	240,865,392	(4,807,804)	7,708,188	(55,740)	3,376,676

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	31,948,323	(200,887,973)	(154,286)	(7,410,758)	1,613,082	(4,164,626)
Net increase (decrease) in net assets resulting from operations	134,818,876	76,651,348	(2,604,837)	1,372,949	2,410,187	108,849
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(40,224,525)	(44,246,812)	(2,393,909)	(1,117,302)	(889,504)	(1,209,360)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	23,922,673	55,365,070	19,411,083	23,162,889	—	—

Cost of shares redeemed	(581,668,771)	(159,690,153)	(26,217,220)	—	(5,033,589)	(5,002,952)
Net increase (decrease) in net assets resulting from capital share transactions	(557,746,098)	(104,325,083)	(6,806,137)	23,162,889	(5,033,589)	(5,002,952)
Net Increase (Decrease) in Net Assets	(463,151,747)	(71,920,547)	(11,804,883)	23,418,536	(3,512,906)	(6,103,463)
NET ASSETS:

Beginning of year	$1,865,747,405	$1,937,667,952	$60,771,533	$37,352,997	$25,355,354	$31,458,817

End of year	$1,402,595,658	$1,865,747,405	$48,966,650	$60,771,533	$21,842,448	$25,355,354
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	25,200,000	26,650,000	1,750,000	1,100,000	750,000	900,000

Shares created	300,000	700,000	550,000	650,000	—	—

Shares redeemed	(8,400,000)	(2,150,000)	(850,000)	—	(150,000)	(150,000)
Shares outstanding, end of year	17,100,000	25,200,000	1,450,000	1,750,000	600,000	750,000

See Notes to Financial Statements.

WisdomTree Trust	49

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$40,343,152	$30,140,597	$54,558,772	$45,925,889	$592,040	$753,687

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(122,646,277)	140,000,356	195,447,523	239,740,560	395,893	2,621,536

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	132,616,560	(96,289,354)	(29,443,068)	(136,440,418)	2,766,223	(4,589,705)

Net increase from payment by affiliate	—	13,616	—	—	—	—
Net increase (decrease) in net assets resulting from operations	50,313,435	73,865,215	220,563,227	149,226,031	3,754,156	(1,214,482)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(152,589,770)	(34,880,873)	(70,598,895)	(51,969,830)	(888,720)	(980,043)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	351,881,143	480,736,121	425,626,096	911,652,905	—	13,925,653

Cost of shares redeemed	(30,111,720)	(242,118,958)	(965,252,969)	(763,823,383)	(4,344,141)	(17,459,472)
Net increase (decrease) in net assets resulting from capital share transactions	321,769,423	238,617,163	(539,626,873)	147,829,522	(4,344,141)	(3,533,819)
Net Increase (Decrease) in Net Assets	219,493,088	277,601,505	(389,662,541)	245,085,723	(1,478,705)	(5,728,344)
NET ASSETS:

Beginning of year	$1,177,092,561	$899,491,056	$1,919,844,454	$1,674,758,731	$25,603,486	$31,331,830

End of year	$1,396,585,649	$1,177,092,561	$1,530,181,913	$1,919,844,454	$24,124,781	$25,603,486
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	27,350,000	21,850,000	29,700,000	27,450,000	600,000	700,000

Shares created	9,100,000	10,850,000	6,650,000	14,700,000	—	300,000

Shares redeemed	(800,000)	(5,350,000)	(14,650,000)	(12,450,000)	(100,000)	(400,000)
Shares outstanding, end of year	35,650,000	27,350,000	21,700,000	29,700,000	500,000	600,000

See Notes to Financial Statements.

50	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$74.04	$72.71	$51.83	$63.90	$62.67
Investment operations:

Net investment income[1]	2.12	1.38	1.76	1.52	1.79

Net realized and unrealized gain (loss)	7.75	1.62	20.86	(12.21)	0.90
Total from investment operations	9.87	3.00	22.62	(10.69)	2.69
Dividends and distributions to shareholders:

Net investment income	(1.89)	(1.67)	(1.74)	(1.38)	(1.29)

Tax return of capital	—	—	—	—	(0.17)
Total dividends and distributions to shareholders	(1.89)	(1.67)	(1.74)	(1.38)	(1.46)
Net asset value, end of year	$82.02	$74.04	$72.71	$51.83	$63.90

TOTAL RETURN[2]	13.94%	4.04%	44.22%	(17.15)%	4.33%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,402,596	$1,865,747	$1,937,668	$2,200,271	$3,744,358

Ratios to average net assets of:

Expenses	0.79%[3]	0.59%[3]	0.58%	0.58%	0.58%

Net investment income	2.95%	1.79%	2.81%	2.29%	2.86%
Portfolio turnover rate[4]	38%	34%	55%	26%	18%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$34.73	$33.96	$23.43	$30.17	$30.62
Investment operations:

Net investment income[1]	1.73	0.75	1.02	1.22	1.06

Net realized and unrealized gain (loss)	(1.06)	0.91[5]	10.56	(6.92)	(0.89)
Total from investment operations	0.67	1.66	11.58	(5.70)	0.17
Dividends to shareholders:

Net investment income	(1.63)	(0.89)	(1.05)	(1.04)	(0.62)
Net asset value, end of year	$33.77	$34.73	$33.96	$23.43	$30.17

TOTAL RETURN[2]	2.53%	4.86%	50.50%	(19.62)%	0.54%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$48,967	$60,772	$37,353	$49,197	$120,671

Ratios to average net assets of:

Expenses	0.59%[3]	0.63%[3]	0.58%	0.58%	0.58%

Net investment income	5.34%	2.08%	3.59%	3.99%	3.55%
Portfolio turnover rate[4]	44%	57%	77%	49%	37%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

[3]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[4]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

The amount of net realized and unrealized gain per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust	51

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Germany Hedged Equity Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$33.81	$34.95	$22.79	$28.63	$30.95
Investment operations:

Net investment income[1]	1.19	1.03	0.98	0.88	1.10

Net realized and unrealized gain (loss)	2.62	(0.79)	12.16	(5.87)	(2.64)
Total from investment operations	3.81	0.24	13.14	(4.99)	(1.54)
Dividends and distributions to shareholders:

Net investment income	(1.22)	(1.38)	(0.98)	(0.85)	(0.59)

Tax return of capital	—	—	—	—	(0.19)
Total dividends and distributions to shareholders	(1.22)	(1.38)	(0.98)	(0.85)	(0.78)
Net asset value, end of year	$36.40	$33.81	$34.95	$22.79	$28.63

TOTAL RETURN[2]	11.92%	0.50%	58.59%	(18.06)%	(5.07)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$21,842	$25,355	$31,459	$29,622	$51,541

Ratios to average net assets of:

Expenses	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.67%	2.90%	3.38%	2.95%	3.66%
Portfolio turnover rate[3]	36%	24%	46%	41%	16%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$43.04	$41.17	$30.61	$32.14	$30.78
Investment operations:
Net investment income[1]	1.29	1.25	0.88	0.78	0.64

Net realized and unrealized gain (loss)	(0.45)[4]	2.03	10.54	(1.59)	0.83

Net increase from payment by affiliate	—	0.00 [5]	0.08	—	—
Total from investment operations	0.84	3.28	11.50	(0.81)	1.47
Dividends and distributions to shareholders:

Net investment income	(1.33)	(1.41)	(0.94)	(0.72)	(0.11)

Capital gains	(3.38)	—	—	—	—
Total dividends and distributions to shareholders	(4.71)	(1.41)	(0.94)	(0.72)	(0.11)
Net asset value, end of year	$39.17	$43.04	$41.17	$30.61	$32.14

TOTAL RETURN[2]	3.00%	7.93%[6]	37.85%[7]	(2.70)%	4.78%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,396,586	$1,177,093	$899,491	$592,346	$438,708

Ratios to average net assets of:

Expenses	0.59%[8,9,10]	0.58%[8,9]	0.58%[8,9]	0.58%[8,9]	0.58%

Net investment income	3.35%[8]	2.85%[8]	2.37%[8]	2.32%[8]	2.07%
Portfolio turnover rate[3]	86%	61%	67%	61%	56%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Hedged Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[4]

The amount of net realized and unrealized loss per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[5]	Amount represents less than $0.005.
[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain equity transactions during the period. Excluding the voluntary reimbursement, total return would have been unchanged.

[7]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.27% lower.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[10]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

52	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$64.64	$61.01	$42.64	$50.42	$55.76
Investment operations:

Net investment income[1]	1.91	1.52	1.02	1.05	1.06

Net realized and unrealized gain (loss)	6.54 [2]	3.76	18.73	(7.52)	(5.03)

Net increase from payment by affiliate	—	—	0.00 [3]	—	—
Total from investment operations	8.45	5.28	19.75	(6.47)	(3.97)
Dividends to shareholders:

Net investment income	(2.57)	(1.65)	(1.38)	(1.31)	(1.37)
Net asset value, end of year	$70.52	$64.64	$61.01	$42.64	$50.42

TOTAL RETURN[4]	13.48%	8.79%	46.97%[5]	(13.26)%	(7.20)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,530,182	$1,919,844	$1,674,759	$1,709,801	$3,254,417

Ratios to average net assets of:

Expenses	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	2.93%	2.45%	2.03%	2.08%	1.96%
Portfolio turnover rate[6]	37%	22%	25%	20%	23%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$42.67	$44.76	$33.88	$39.57	$44.13
Investment operations:

Net investment income[1]	1.12	0.99	0.64	0.75	0.51

Net realized and unrealized gain (loss)	6.12	(1.80)	11.45	(5.52)	(4.31)
Total from investment operations	7.24	(0.81)	12.09	(4.77)	(3.80)
Dividends to shareholders:

Net investment income	(1.66)	(1.28)	(1.21)	(0.92)	(0.76)
Net asset value, end of year	$48.25	$42.67	$44.76	$33.88	$39.57

TOTAL RETURN[4]	17.36%	(1.80)%	36.31%	(12.41)%	(8.77)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$24,125	$25,603	$31,332	$44,049	$83,097

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.52%	2.26%	1.67%	1.90%	1.20%
Portfolio turnover rate[6]	46%	41%	41%	36%	38%
[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[6]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	53

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time.

54	WisdomTree Trust

Notes to Financial Statements (continued)

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets In which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-

WisdomTree Trust	55

Notes to Financial Statements (continued)

dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal year ended March 31, 2023 and open positions in such derivatives as of March 31, 2023 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. Any collateral posted (or received) with respect to the derivative positions would be used to offset or reduce the payment due to (or due from) a counterparty in the event of default. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2023, if any, is reflected as a footnote within each Fund’s Schedule of Investments. The Funds’ maximum credit risk exposure to derivatives agreements would be the total value of derivatives disclosed in the table included in Note 2 — Master Netting Arrangements under the column entitled “Assets: Net Amount”.

As of March 31, 2023, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$13,313	Unrealized depreciation on foreign currency contracts	$30,839,660
Europe Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	491	Unrealized depreciation on foreign currency contracts	1,226,568
Germany Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	207	Unrealized depreciation on foreign currency contracts	480,640
International Hedged Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	855,522	Unrealized depreciation on foreign currency contracts	24,509,666
Japan Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,449,110	Unrealized depreciation on foreign currency contracts	30,521,289
Japan Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	313	Unrealized depreciation on foreign currency contracts	457,253

56	WisdomTree Trust

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign currency risk	$151,918,839	$(53,280,533)
Europe Hedged SmallCap Equity Fund
Foreign currency risk	5,780,468	(1,866,188)
Germany Hedged Equity Fund
Foreign currency risk	2,067,908	(805,892)
International Hedged Quality Dividend Growth Fund
Foreign currency risk	108,038,226	(35,512,967)
Japan Hedged Equity Fund
Foreign currency risk	336,288,156	(127,790,176)
Japan Hedged SmallCap Equity Fund
Foreign currency risk	4,847,030	(1,967,689)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the fiscal year ended March 31, 2023, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Europe Hedged Equity Fund
Foreign currency risk	$1,472,109,521	$2,888,854,157
Europe Hedged SmallCap Equity Fund
Foreign currency risk	47,354,473	92,277,124
Germany Hedged Equity Fund
Foreign currency risk	23,693,646	46,828,233
International Hedged Quality Dividend Growth Fund
Foreign currency risk	1,220,426,545	2,435,666,524
Japan Hedged Equity Fund
Foreign currency risk	1,937,045,288	3,793,646,053
Japan Hedged SmallCap Equity Fund
Foreign currency risk	24,518,103	48,283,900

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined, at the fair value of securities received. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected in the Statements of Operations as follows: foreign taxes

WisdomTree Trust	57

Notes to Financial Statements (continued)

withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of March 31, 2023, if any, is disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of March 31, 2023, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

58	WisdomTree Trust

Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes. During the fiscal year ended March 31, 2023, the Funds utilized foreign currency contracts primarily to offset exposure to foreign currencies consistent with each Fund’s investment objective. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives

WisdomTree Trust	59

Notes to Financial Statements (continued)

(“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2023, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Europe Hedged Equity Fund
Securities Lending	$116,002,917	$—	$(116,002,917)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	13,313	(13,269)	—	44	30,839,660	(13,269)	—	30,826,391
Europe Hedged SmallCap Equity Fund
Securities Lending	5,618,836	—	(5,618,836)[1]	—	—	—	—	—
Foreign Currency Contracts	491	(490)	—	1	1,226,568	(490)	—	1,226,078
Germany Hedged Equity Fund
Foreign Currency Contracts	207	(207)	—	—	480,640	(207)	—	480,433
International Hedged Quality Dividend Growth Fund
Securities Lending	65,371,075	—	(65,371,075)[1]	—	—	—	—	—
Foreign Currency Contracts	855,522	(855,245)	—	277	24,509,666	(855,245)	—	23,654,421
Japan Hedged Equity Fund
Securities Lending	182,587,493	—	(182,587,493)[1]	—	—	—	—	—
Foreign Currency Contracts	1,449,110	(452,584)	—	996,526	30,521,289	(452,584)	—	30,068,705
Japan Hedged SmallCap Equity Fund
Securities Lending	6,991,103	—	(6,991,103)[1]	—	—	—	—	—
Foreign Currency Contracts	313	(313)	—	—	457,253	(313)	—	456,940
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for

60	WisdomTree Trust

Notes to Financial Statements (continued)

specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

During the fiscal year ended March 31, 2023, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7

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Notes to Financial Statements (continued)

under the 1940 Act. For the fiscal year ended March 31, 2023, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Loss
Europe Hedged Equity Fund	$8,614,410	$21,982,925	$(7,747,171)
Europe Hedged SmallCap Equity Fund	1,401,723	1,276,336	(408,223)
Germany Hedged Equity Fund	841,576	689,639	(66,559)
International Hedged Quality Dividend Growth Fund	52,273,093	49,377,000	(15,781,725)
Japan Hedged Equity Fund	8,028,401	9,774,406	(5,197,813)
Japan Hedged SmallCap Equity Fund	1,122,223	696,223	(350,422)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2023, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At March 31, 2023		For the Fiscal Year Ended March 31, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Hedged Quality Dividend Growth Fund	—	$—	$167
Japan Hedged Equity Fund	17	1,202	43

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2023, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Hedged Equity Fund	$634,600,052	$535,289,618	$23,284,656	$569,407,572
Europe Hedged SmallCap Equity Fund	23,814,096	19,447,026	19,220,549	26,087,012
Germany Hedged Equity Fund	9,516,763	8,153,441	—	4,910,340
International Hedged Quality Dividend Growth Fund	1,062,959,398	1,040,169,051	309,461,163	31,359,126
Japan Hedged Equity Fund	897,251,441	675,520,171	386,077,929	939,056,619
Japan Hedged SmallCap Equity Fund	13,766,958	10,826,195	—	4,367,951

62	WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2023, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$1,297,218,885	$295,280,111	$(86,894,362)	$208,385,749	$—	$—	$—	$208,385,749
Europe Hedged SmallCap Equity Fund	54,734,799	3,116,684	(3,778,213)	(661,529)	—	—	—	(661,529)
Germany Hedged Equity Fund	19,864,138	3,652,741	(1,712,329)	1,940,412	—	(5)	(5)	1,940,407
International Hedged Quality Dividend Growth Fund	1,208,054,338	272,958,804	(35,688,799)	237,270,005	75,773	(129,525)	(53,752)	237,216,253
Japan Hedged Equity Fund	1,651,690,018	112,480,926	(156,259,521)	(43,778,595)	662	—	662	(43,777,933)
Japan Hedged SmallCap Equity Fund	28,644,028	1,822,348	(2,542,561)	(720,213)	—	—	—	(720,213)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At March 31, 2023, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Europe Hedged Equity Fund	$2,232,481	$(2,047,433,581)	$208,385,749	$(424,472)	$405,420	$(1,836,834,403)
Europe Hedged SmallCap Equity Fund	118,364	(21,217,338)	(661,529)	(3,197)	27,191	(21,736,509)
Germany Hedged Equity Fund	6,890	(33,203,412)	1,940,412	(12,178)	—	(31,268,288)
International Hedged Quality Dividend Growth Fund	3,766,701	(254,845,058)	237,270,005	117,142	—	(13,691,210)
Japan Hedged Equity Fund	23,735,678	(1,638,582,830)	(43,778,595)	(60,047)	—	(1,658,685,794)
Japan Hedged SmallCap Equity Fund	267,024	(22,749,740)	(720,213)	(721)	—	(23,203,650)
[1]	The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

The tax character of distributions paid during the fiscal years ended March 31, 2023 and March 31, 2022, was as follows:

	Year Ended March 31, 2023		Year Ended March 31, 2022

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*
Europe Hedged Equity Fund	$40,224,525	$—	$44,246,812
Europe Hedged SmallCap Equity Fund	2,393,909	—	1,117,302
Germany Hedged Equity Fund	889,504	—	1,209,360
International Hedged Quality Dividend Growth Fund	57,349,516	95,240,254	34,880,873
Japan Hedged Equity Fund	70,598,895	—	51,969,830
Japan Hedged SmallCap Equity Fund	888,720	—	980,043
*	Includes short-term capital gains, if any.

At March 31, 2023, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried

WisdomTree Trust	63

Notes to Financial Statements (continued)

forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Europe Hedged Equity Fund	$952,335,356	$1,095,098,225	$2,047,433,581
Europe Hedged SmallCap Equity Fund	12,647,248	8,570,090	21,217,338
Germany Hedged Equity Fund	15,350,554	17,852,858	33,203,412
International Hedged Quality Dividend Growth Fund	—	—	—
Japan Hedged Equity Fund	935,559,035	703,023,795	1,638,582,830
Japan Hedged SmallCap Equity Fund	11,545,305	11,204,435	22,749,740

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At March 31, 2023, the Funds did not have any late year ordinary losses to defer.

During the fiscal year ended March 31, 2023, the following Funds incurred and will elect to defer post-October capital losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Europe Hedged Equity Fund	$—	$—
Europe Hedged SmallCap Equity Fund	—	—
Germany Hedged Equity Fund	—	—
International Hedged Quality Dividend Growth Fund	176,627,574	78,217,484
Japan Hedged Equity Fund	—	—
Japan Hedged SmallCap Equity Fund	—	—

During the fiscal year ended March 31, 2023, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Europe Hedged Equity Fund	$—
Europe Hedged SmallCap Equity Fund	—
Germany Hedged Equity Fund	—
International Hedged Quality Dividend Growth Fund	—
Japan Hedged Equity Fund	12,173,258
Japan Hedged SmallCap Equity Fund	—

At March 31, 2023, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Europe Hedged Equity Fund	$(35,826,566)	$35,826,566
Europe Hedged SmallCap Equity Fund	3,783,317	(3,783,317)
Germany Hedged Equity Fund	(677,785)	677,785
International Hedged Quality Dividend Growth Fund	(5,306,605)	5,306,605
Japan Hedged Equity Fund	(64,013,040)	64,013,040
Japan Hedged SmallCap Equity Fund	210,228	(210,228)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended March 31, 2023, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New

64	WisdomTree Trust

Notes to Financial Statements (continued)

York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2023, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year ended March 31, 2023, the ECJ tax reclaims received by the Funds, except for the Europe Hedged Equity Fund, did not exceed the foreign withholding taxes of the respective Funds. During the fiscal year ended March 31, 2023, the Europe Hedged Equity Fund received ECJ tax reclaims in excess of its foreign withholding taxes during the fiscal year. The Europe Hedged Equity Fund expects to enter into a closing agreement with the Internal Revenue Service and has recognized estimated closing agreement fees of $4,318,457 which are shown on the Statements of Operations in “Investment Income: Less IRS closing agreement fee”.

7. RECENT REGULATORY UPDATE

Effective August 19, 2022, the Funds have adopted policies and procedures to comply with new regulations issued by the SEC governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by the Funds prior to August 19, 2022 to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Rule 18f-4 has not had a material impact on the Funds’ financial statements.

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, testing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM has evaluated ASU 2022-03 and determined that the adoption of ASU 2022-03 will not have a significant impact on the Trust’s financial statements and related disclosures.

9. ADDITIONAL INFORMATION

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect

WisdomTree Trust	65

Notes to Financial Statements (concluded)

regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury good imports from Russia.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

*  *  *  *  *  *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the

U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

66	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged Equity Fund and WisdomTree Japan Hedged SmallCap Equity Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged Equity Fund and WisdomTree Japan Hedged SmallCap Equity Fund (collectively referred to as the “Funds”), (six of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting WisdomTree Trust) at March 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 30, 2023

WisdomTree Trust	67

Liquidity Risk Management Program (unaudited)

The Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

68	WisdomTree Trust

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005- present; President, 2005-present	Chief Executive Officer, WisdomTree and WisdomTree Asset Management since 2005; President, WisdomTree and WisdomTree Asset Management from 2012 to 2019.	80	Director, WisdomTree and WisdomTree Asset Management.
Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	80	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	80	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	80	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	80	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	80	None

WisdomTree Trust	69

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Officers of the Trust

Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree and WisdomTree Asset Management since 2005; President, WisdomTree and WisdomTree Asset Management from 2012 to 2019.	80	See Interested Trustees Table Above.

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, Wisdom Tree Asset Management, 2011 to 2020.	80	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Head of U.S. Compliance, WisdomTree Asset Management since 2022; Chief Compliance Officer WisdomTree Asset Management since 2012.	80	None

Joanne Antico***** (1975)	Chief Legal Officer and Secretary, 2021-present	General Counsel, WisdomTree Asset Management since 2021; Assistant General Counsel, WisdomTree Asset Management 2016 to 2021; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	80	None

TJ Darnowski ***** (1984)	Assistant Secretary, 2021-present	Senior Investment Management Paralegal, WisdomTree Asset Management since 2021; Senior Legal Administrator, Ultimus Fund Solutions, 2019-2021; Assistant Vice President, State Street Bank & Trust Company, 2010 to 2019.	80	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	80	None

Angela Borreggine***** (1964)	Assistant Secretary, 2021-present	Assistant General Counsel, WisdomTree Asset Management since 2022; Vice President and Senior Counsel, Virtus Investment Partners, 2021-2022; Director, Senior Counsel, Allianz Global Investors, 2007-2021.	80	None

+	As of March 31, 2023.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Co-Chair of the Governance, Nominating and Compliance Committee.

****	Chair of the Investment Committee.

*****	Elected by and serves at the pleasure of the Board.

70	WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2023, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2024.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2023, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Europe Hedged Equity Fund	$35,259,183
Europe Hedged SmallCap Equity Fund	2,123,398
Germany Hedged Equity Fund	889,504
International Hedged Quality Dividend Growth Fund	43,373,545
Japan Hedged Equity Fund	58,965,276
Japan Hedged SmallCap Equity Fund	630,408

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2023. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe Hedged Equity Fund	$39,525,089	$—
Europe Hedged SmallCap Equity Fund	2,648,068	246,126
Germany Hedged Equity Fund	989,108	156,963
International Hedged Quality Dividend Growth Fund	43,481,671	2,922,364
Japan Hedged Equity Fund	61,380,456	6,061,139
Japan Hedged SmallCap Equity Fund	692,233	91,314

WisdomTree Trust	71

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

72	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-7673

WisdomTree Trust

Annual Report

March 31, 2023

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Growth Leaders Fund (PLAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

WisdomTree New Economy Real Estate Fund (WTRE)

(formerly, WisdomTree Global ex-U.S. Real Estate Fund (DRW))

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

Global equity markets, as measured by the MSCI All Country World Index (ACWI), lost 7.44% in U.S. dollar (USD) terms for the 12-month fiscal period ending March 31, 2023 (the “period”). Emerging markets (EM) (measured by the MSCI Emerging Markets Index) fell 10.70% in USD terms.

Most global currencies steadily weakened versus the USD during the period. Among EM currencies, the Chinese yuan renminbi weakened by 7.76% relative to the USD. The Indian rupee, Brazilian real, South Korean won, and Taiwanese dollar all weakened between 6-8% each. Other currencies suffered even more, including the South African rand, Turkish lira, and Argentine peso, which weakened by 18%, 24% and 47%, respectively. Ironically, one of the best performers (and one of only three significant EM currencies to strengthen against the USD) was the Russian ruble, which strengthened by 4.5% despite ongoing global sanctions and embargoes due to its invasion of Ukraine in early 2022.

Global equities generally struggled during the period, as most regions confronted economic challenges resulting from record monetary and fiscal stimulus introduced to support the post-pandemic recovery. Central banks worldwide were forced to raise interest rates at various intervals to combat skyrocketing inflation, beginning with the U.S. Federal Reserve, European Central Bank, and more. EM followed suit, though to varying degrees as each region encountered idiosyncratic issues that diverged their policy pathways.

The first quarter of the period (from March to June 2022), was the most challenging for global and EM equity indexes. The MSCI ACWI and MSCI EM indexes sunk -15.66% and -11.45%, respectively, in USD terms. Inflation began to rise in earnest at this point during 2022, with many year-over-year indicators around the world above 6%, and well above central bank expectations. The economic growth outlook was mixed during the period, as certain EM economies managed to grow while other prominent, developed market economies either stagnated or contracted. China, the largest allocation within most EM indexes, contracted 2.4% quarter-over-quarter.

The second quarter of the period didn’t show much improvement from the first quarter. Global equities fell approximately 7% in USD terms, while the selloff in EM was more pronounced, falling over 11.5%. Many regions began to experience peak inflation at this point, which cemented the global monetary policy trajectory for the near future. More interest rate hikes would be needed to combat inflation, and central banks continued to do so. Global and EM equities remained under constant pressure as a result. China’s economy bounced back by approximately 4% during the June to September quarter.

Global equities regained their footing heading into the third quarter of the period and the final quarter of 2022, returning 9.76% in USD terms. EM followed suit, returning 9.7% in USD terms. As disinflationary pressures became evident, many investors became encouraged that the end of policy tightening was in sight, which encouraged the possibility of a soft economic landing around the world. EM specifically also benefited from the surprise announcement in the fall that China would be suspending its COVID Zero policy, thereby formally “reopening” its economy. On these revived growth prospects, Chinese equities rallied, which spread to EM as the largest allocation within most EM indexes. Despite this, Chinese economic growth was flat to end the year.

Optimistic sentiment prevailed to the end of the year and persisted into the first quarter of 2023. Global equities returned 7.31% and EM returned just under 4%, both in USD terms. Economic data releases seemed to confirm ongoing disinflationary pressures, which supported investors’ sentiments that the end of interest rate hikes were in sight. Notably, markets confronted the threat of a banking crisis in the U.S. that, at one point, threatened the global banking system via contagion. This fear was quickly dispelled as the failing banks were isolated and equities resumed their upward trajectory that characterized much of the first quarter. Global economic growth for the first quarter of 2023 remained positive.

WisdomTree Trust	1

Market Environment Overview

(unaudited) (concluded)

Entering the new fiscal year, many of these risk factors remain paramount, and global financial market performance will be heavily dependent on the ongoing fight against inflation around the world and what it means for central bank policy rate paths. A secondary factor to watch will be the health of the global banking sector and whether there are any more existential threats that have yet to be uncovered.

Each WisdomTree Fund’s performance as set forth in “Management’s Discussion of Funds’ Performance” in the pages that follow should also be viewed in light of the foregoing market environment.

2	WisdomTree Trust

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	34.4%
Health Care	13.2%
Information Technology	12.4%
Industrials	9.0%
Financials	8.7%
Communication Services	7.6%
Consumer Staples	5.8%
Real Estate	4.0%
Materials	3.7%
Utilities	1.2%
Energy	0.0%	*
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd.	10.6%
Meituan, Class B	5.0%
Ping An Insurance Group Co. of China Ltd., Class H	4.3%
NetEase, Inc.	3.5%
JD.com, Inc., Class A	3.0%
Wuxi Biologics Cayman, Inc.	2.4%
PDD Holdings, Inc., ADR	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
Ping An Insurance Group Co. of China Ltd., Class A	1.9%
Kuaishou Technology	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Chinese companies that are not state-owned enterprises(“SOEs”), which is defined as government ownership of greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -13.72% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in the Financials and Utilities sectors, largely due to positive stock selection within each sector. All other sectors (except for Consumer Discretionary, which was negligible), weighed on performance during the period, as part of a broader struggle for the Chinese equity market. For much of the period, China was committed to its COVID Zero policy, which hampered economic growth. Simultaneously, other policies and domestic agendas set by the Chinese Communist Party were not “business-friendly”, which weighed on sentiment in the sizable Information Technology and Communication Services sectors, two significant drivers of economic growth. Both of these positions weighed on Fund performance due to a mix of poor stock selection and allocation effects. As of March 31, 2023, the COVID Zero policy has been abandoned, so business prospects for many of the previous year’s sector laggards and China as a whole may benefit from the change. SOEs outperformed at the expense of non-SOEs during the period as well, and the lack of exposure to SOEs detracted from the Fund’s performance.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,102.50	0.32%	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%	$1.61

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-13.72%	-2.24%	-3.36%	4.57%
Fund Market Price Returns	-12.45%	-2.24%	-3.67%	4.51%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[1]	-13.20%	-1.93%	-3.53%	4.90%
MSCI China Index	-4.73%	-2.64%	-4.01%	3.38%
FTSE China 50 Index	-6.77%	-4.96%	-5.77%	1.08%
[1]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.9%
Consumer Discretionary	20.9%
Financials	14.9%
Communication Services	8.1%
Consumer Staples	7.6%
Materials	7.4%
Industrials	6.8%
Health Care	5.6%
Energy	2.9%
Real Estate	1.7%
Utilities	1.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Alibaba Group Holding Ltd.	4.4%
Samsung Electronics Co. Ltd.	4.2%
Meituan, Class B	2.1%
Reliance Industries Ltd., GDR	2.0%
Infosys Ltd., ADR	1.3%
Al Rajhi Bank	1.3%
JD.com, Inc., Class A	1.2%
ICICI Bank Ltd., ADR	1.2%
NetEase, Inc.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in emerging market companies that are not state-owned enterprises, which is defined as government ownership of more than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -14.20% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from positions in the Information Technology sector primarily due to stock selection. All other sectors either had a negligibly positive effect, or an outright negative effect. Communication Services was the biggest detractor from performance due to poor stock selection. Emerging markets (EM) as a region struggled during the fiscal year, as risk-off sentiment around the world deterred investor appetite for the asset class. Individual country effects from countries that comprise larger allocations compounded the poor performance. As the largest position in the EM universe, China weighed negatively on performance the most, as its commitment to the COVID Zero policy and other non-business-friendly policies hampered economic growth and business prospects for important sectors. Poor stock selection within China weighed negatively on Fund performance more than any country component during the period. Other countries had modestly positive effects, but not enough to offset the pressure from China and other regions that had their own idiosyncratic issues (such as political regime changes in Brazil). State-owned enterprises (SOEs) outperformed at the expense of non-SOEs during the period as well, and the lack of exposure to SOEs detracted from the Fund’s performance.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,116.10	0.32%	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%	$1.61

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-14.20%	6.11%	-1.07%	3.23%
Fund Market Price Returns	-12.89%	6.21%	-1.28%	3.35%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	-14.06%	6.87%	-0.58%	4.11%
MSCI Emerging Markets Index	-10.70%	7.83%	-0.91%	2.80%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	25.0%
Materials	21.8%
Information Technology	19.9%
Energy	15.0%
Industrials	4.1%
Utilities	4.0%
Real Estate	2.9%
Consumer Staples	2.5%
Communication Services	2.2%
Consumer Discretionary	1.5%
Health Care	0.4%
Investment Company	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Vale SA	5.8%
MediaTek, Inc.	4.2%
China Construction Bank Corp., Class H	3.2%
Petroleo Brasileiro SA	3.1%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
Nan Ya Plastics Corp.	2.1%
China Steel Corp.	1.9%
Bank of China Ltd., Class H	1.9%
Hon Hai Precision Industry Co. Ltd.	1.8%
POSCO Holdings, Inc.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -6.97% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from positive stock selection primarily within Information Technology, Energy, and Financials. An underweight allocation in Information Technology during a period of high interest rates worldwide also provided a strong allocation effect, as higher interest rates tend discount the value of technology shares more severely than other sectors. Positions in the Real Estate and Materials sectors weighed negatively on Fund performance due to a mix of both poor stock selection and allocation effects. These two cyclical sectors struggled under the pressure of rising interest rates and increasing fears of recession. Taiwan and India were the two strongest country positions during the period, due to a mix of allocation and stock selection impacts in both countries. China and South Africa weighed negatively on performance, especially as the Chinese region continued to combat COVID-19 with non-business-friendly economic policies, that hampered growth. The Fund’s emphasis on emerging market equities that pay large dividends was additive in the rising interest rate environment. Overweighting larger dividend-payers and underweighting lower dividend-payers was universally additive, with stock selection compounding the effect in most quintiles.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,166.00	0.63%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio, actual and hypothetical expenses paid during the period would have been unchanged.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-6.97%	12.11%	1.20%	1.21%
Fund Market Price Returns	-6.31%	12.49%	1.03%	1.19%
WisdomTree Emerging Markets High Dividend Index	-7.01%	13.28%	2.11%	2.14%
MSCI Emerging Markets Index	-10.70%	7.83%	-0.91%	2.00%
MSCI Emerging Markets Value Index	-9.44%	10.04%	-1.15%	0.69%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.7%
Information Technology	18.3%
Consumer Discretionary	10.9%
Consumer Staples	9.2%
Industrials	9.1%
Communication Services	7.2%
Health Care	6.9%
Energy	6.0%
Materials	5.7%
Utilities	4.0%
Real Estate	1.1%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Tencent Holdings Ltd.	1.4%
Lenovo Group Ltd.	1.2%
Samsung Electronics Co. Ltd.	1.1%
PICC Property & Casualty Co. Ltd., Class H	1.0%
Far EasTone Telecommunications Co. Ltd.	1.0%
China CITIC Bank Corp. Ltd., Class H	1.0%
Daqo New Energy Corp., ADR	1.0%
PetroChina Co. Ltd., Class H	1.0%
Bank of China Ltd., Class H	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation by investing in equity securities of emerging markets countries with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The Fund returned -5.74% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its exposures to the Consumer Discretionary and Financials sectors, primarily due to stock selection. The Fund’s performance was negatively impacted by stock selection in the Information Technology and Health Care sectors. The Fund’s performance was also negatively impacted by allocations to Chinese stocks, which faced significant downward pressure, including the government’s zero-COVID rules and heightened geopolitical tensions with the U.S. and Europe. The Fund saw some benefit in its underweight to companies with zero dividend yields, which returned close to -20% over the period. The overall strength of the U.S. dollar compared to other currencies improved Fund returns during the year, as it is hedged against movements in foreign currencies.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,111.40	0.48%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-5.74%	9.59%	-0.33%
Fund Market Price Returns	-4.63%	9.82%	-0.20%
MSCI Emerging Markets Index	-10.70%	7.83%	0.82%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.7%
Materials	15.9%
Consumer Staples	9.7%
Consumer Discretionary	9.5%
Financials	8.9%
Communication Services	8.4%
Health Care	6.5%
Industrials	6.3%
Energy	5.8%
Utilities	3.0%
Real Estate	1.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
Samsung Electronics Co. Ltd.	3.5%
Infosys Ltd.	1.2%
ANTA Sports Products Ltd.	1.1%
Vale SA	1.1%
Grupo Bimbo SAB de CV, Series A	1.0%
Zhongsheng Group Holdings Ltd.	0.9%
ENN Energy Holdings Ltd.	0.9%
Tata Consultancy Services Ltd.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation by investing in dividend-paying companies with growth characteristics in the emerging markets region.

The Fund returned -10.75% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its exposures to the Communication Services and Consumer Discretionary sectors, due to stock selection effects. The Materials sector had a negative impact on the Fund’s performance, due to both allocation and stock selection effects. The Fund’s exposure to Indian companies also put downward pressure on returns. The Fund’s overweight to emerging market companies with the highest dividends, which performed poorly during 2022, also weighed down returns.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,177.50	0.32%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%	$1.61

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-10.75%	8.34%	-0.65%	1.48%
Fund Market Price Returns	-8.95%	8.85%	-0.61%	1.36%
MSCI Emerging Markets Index	-10.70%	7.83%	-0.91%	2.77%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	19.1%
Financials	15.3%
Industrials	14.6%
Materials	11.4%
Consumer Discretionary	9.4%
Real Estate	6.4%
Consumer Staples	6.1%
Utilities	4.9%
Energy	4.6%
Health Care	4.2%
Communication Services	3.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Growthpoint Properties Ltd.	1.2%
Banco del Bajio SA	1.1%
Thungela Resources Ltd.	1.0%
China Galaxy Securities Co. Ltd., Class H	0.8%
Wistron Corp.	0.8%
Transmissora Alianca de Energia Eletrica SA	0.8%
Old Mutual Ltd.	0.8%
Acer, Inc.	0.7%
G-bits Network Technology Xiamen Co. Ltd., Class A	0.7%
King Yuan Electronics Co. Ltd.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -9.76% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from positions in the Financials, Consumer Discretionary, and Information Technology sectors, primarily due to stock selection in each sector. Positions in Energy, Real Estate, and Materials weighed negatively on performance for the same reasons. Regionally, Turkey and India aided performance the most, due to allocation effects in the former and stock selection effects in the latter. However, South Korea weighed negatively on performance due to stock selection and South Africa detracted from performance due to allocation impacts. The Fund’s emphasis on dividend-paying small cap stocks in the Emerging Markets space was universally additive during the period, with overweights to the highest dividend-paying quintiles and underweights to the lowest dividend-paying quintiles all providing beneficial performance impacts.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,152.60	0.58%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-9.76%	16.64%	1.26%	2.64%
Fund Market Price Returns	-9.33%	16.72%	1.04%	2.58%
WisdomTree Emerging Markets SmallCap Dividend Index	-8.84%	17.95%	2.34%	3.65%
MSCI Emerging Markets Small Cap Index	-10.99%	20.68%	1.80%	3.18%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	20.7%
Consumer Discretionary	17.3%
Consumer Staples	16.0%
Industrials	14.4%
Health Care	12.2%
Communication Services	7.7%
Financials	4.3%
Materials	3.2%
Utilities	1.2%
Energy	1.1%
Real Estate	0.9%
Investment Company	0.5%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
LVMH Moet Hennessy Louis Vuitton SE	5.3%
Unilever PLC	4.1%
GSK PLC	4.0%
Nestle SA, Registered Shares	3.9%
Novo Nordisk A/S, Class B	3.8%
Tencent Holdings Ltd.	3.3%
SAP SE	2.9%
ASML Holding NV	2.8%
Infosys Ltd.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed and emerging equity markets, excluding the U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -7.53% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in Consumer Discretionary, Health Care, and Communication Services, almost entirely due to positive stock selection in each sector. Industrials and Materials weighed negatively on performance the most, due to stock selection in the former and both poor stock selection and allocation effects in the latter. Positions in France and China were additive during the period, with an underweight to China especially additive during a period when it underperformed. The United Kingdom and Australia weighed negatively on performance due to poor stock selection effects. Despite quality stocks being rewarded in the U.S. during 2022, high-quality stocks elsewhere did not have as much success during the period. The performance picture among quintiles ranked by return-on-equity was mixed for the Fund, ultimately due to stock selection effects within each quintile.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,285.00	0.43%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.43%	$2.17
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.42% and the actual and hypothetical expenses paid during the period would have been $2.41 and $2.13, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-7.53%	13.11%	6.47%	5.67%
Fund Market Price Returns	-6.71%	13.43%	6.38%	5.67%
WisdomTree Global ex-U.S. Quality Dividend Growth Index	-7.55%	13.76%	7.07%	6.31%
MSCI AC World ex-USA Growth Index	-6.35%	9.49%	3.36%	5.08%
MSCI AC World ex-USA Index	-5.07%	11.80%	2.47%	4.17%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown†

Sector	% of Net Assets
Financials	24.4%
Energy	13.2%
Health Care	10.9%
Consumer Staples	8.3%
Utilities	8.2%
Materials	7.7%
Information Technology	6.4%
Real Estate	6.4%
Communication Services	5.5%
Industrials	4.6%
Consumer Discretionary	3.7%
Investment Company	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	3.9%
AbbVie, Inc.	2.8%
Chevron Corp.	2.7%
JPMorgan Chase & Co.	2.2%
Philip Morris International, Inc.	2.2%
Pfizer, Inc.	2.1%
Coca-Cola Co.	2.0%
Merck & Co., Inc.	1.9%
Verizon Communications, Inc.	1.9%
BHP Group Ltd.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the U.S. and in developed and emerging equity markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -4.28% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The Fund benefited from its positions in Consumer Staples, Health Care, and Communication Services during the period, mainly due to stock selection. Positions in Real Estate and Financials, two notable payers of high dividends, weighed negatively on performance due to overweight positions during a period when both sectors struggled. Allocation effects explained the challenges within each of these sectors. Positions in the U.S. and Japan were additive due to positive stock selection, while the United Kingdom and Australia detracted modestly due to poorer stock selection impacts. The Fund’s emphasis on overweighting the highest dividend-paying companies was additive, as the first quintile of dividend-payers had a pronounced positive impact. Avoiding non-dividend-paying companies was also beneficial during the fiscal year.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,158.00	0.58%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio, actual and hypothetical expenses paid during the period would have been unchanged.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-4.28%	15.45%	4.34%	4.70%
Fund Market Price Returns	-4.52%	15.67%	4.26%	4.58%
WisdomTree Global High Dividend Index	-4.60%	15.12%	4.06%	4.56%
MSCI AC World Index	-7.44%	15.36%	6.93%	8.06%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	27.2%
Communication Services	22.8%
Consumer Discretionary	20.4%
Financials	17.7%
Industrials	6.8%
Real Estate	2.2%
Health Care	1.8%
Consumer Staples	1.1%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	10.9%
Microsoft Corp.	10.3%
Alphabet, Inc., Class A	8.5%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc., Class A	5.0%
Visa, Inc., Class A	4.3%
MasterCard, Inc., Class A	3.2%
Salesforce, Inc.	2.4%
Alibaba Group Holding Ltd., ADR	2.0%
MercadoLibre, Inc.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Growth Leaders Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Growth Leaders Index (the “Index”). In seeking to track the Index, the Fund invests in high growth mid- and large-cap companies that are generating substantial revenue from a modern platform business. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -20.79% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). Fund performance was negatively affected by its concentration in growth stocks in the Consumer Discretionary, Communication Services, and Information Technology sectors, which were heavily pressured by rising real interest rates last year that posed significant challenges to these businesses. Lack of significant exposure to other sectors resulted in modestly positive, but overall negligible, allocation effects. Growth stocks tend to suffer in rising interest rate environments because their cash flows (or terminal values over an investor’s time horizon) are discounted at higher rates, resulting in lower values.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,169.00	0.20%	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	0.20%	$1.01

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-20.79%	7.93%	4.53%
Fund Market Price Returns	-21.04%	7.91%	4.48%
WisdomTree Growth Leaders Index	-20.71%	8.26%	4.82%
MSCI AC World Index	-7.44%	15.36%	8.36%
S&P 500® Index	-7.73%	18.60%	11.75%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 22, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown†

Sector	% of Net Assets
Materials	24.7%
Energy	18.0%
Financials	16.2%
Information Technology	12.6%
Utilities	7.4%
Industrials	6.4%
Consumer Discretionary	5.3%
Consumer Staples	4.4%
Health Care	3.8%
Communication Services	2.6%
Real Estate	0.5%
Investment Company	0.0%	*
Other Assets less Liabilities‡	-1.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	6.9%
Tata Steel Ltd.	6.5%
Infosys Ltd.	4.5%
ICICI Bank Ltd.	4.5%
Oil & Natural Gas Corp. Ltd.	3.8%
Tata Consultancy Services Ltd.	3.0%
Axis Bank Ltd.	2.7%
NTPC Ltd.	2.2%
Power Grid Corp. of India Ltd.	2.1%
Hindalco Industries Ltd.	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”). In seeking to track the Index, the Fund invests in profitable companies in the Indian equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -8.05% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). Despite the negative performance, the Indian equity market was one of the best performing regions last year. The Fund benefited from positions in the Utilities, Energy, and Information Technology sectors, primarily due to stock selection effects in the former two and a mix of stock selection and allocation impacts in the latter sector. Consumer Discretionary and Consumer Staples weighed negatively on performance because the Fund was underweight when those sectors outperformed in India, resulting in a negative allocation impact. Communication Services also presented a headwind for Fund performance, but that was primarily due to poor stock selection within the sector. The performance difference between the Fund NAV return and Index return for the fiscal year ended March 31, 2023 was primarily attributable to foreign capital gains taxes incurred by the Fund that are not deducted from Index performance.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,016.80	0.83%	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	0.83%	$4.18

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-8.05%	28.36%	6.23%	7.46%
Fund Market Price Returns	-6.85%	28.58%	6.04%	7.51%
WisdomTree India Earnings Index	-6.35%	31.64%	7.90%	9.00%
MSCI India Index	-12.17%	22.22%	6.15%	7.00%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

Sector Breakdown†

Sector	% of Net Assets
Financials	18.6%
Information Technology	14.4%
Consumer Discretionary	14.4%
Materials	13.2%
Consumer Staples	11.5%
Energy	10.6%
Health Care	7.6%
Industrials	4.8%
Communication Services	4.2%
Real Estate	1.2%
Utilities	1.1%
Other Assets less Liabilities‡	-1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	10.6%
Infosys Ltd.	8.7%
ICICI Bank Ltd.	7.5%
Hindustan Unilever Ltd.	4.1%
Axis Bank Ltd.	3.7%
Kotak Mahindra Bank Ltd.	3.2%
Bharti Airtel Ltd.	3.1%
Asian Paints Ltd.	2.2%
Mahindra & Mahindra Ltd.	1.9%
HCL Technologies Ltd.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Indian companies that are not state-owned, which is defined as government ownership greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -12.97% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). Despite the negative performance, the Indian equity market was one of the best performing regions last year. The Fund benefited from its underweight position in Information Technology, which was a weak performer. It also benefited from Materials due to positive stock selection. Poor stock selection within Utilities weighed negatively on performance the most among non-SOEs. The lack of exposure to SOEs in India over the period negatively impacted performance, as SOEs outperformed non-SOEs during the fiscal period.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$941.70	0.58%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-12.97%	19.92%	5.38%
Fund Market Price Returns	-11.86%	20.05%	5.14%
WisdomTree India ex-State-Owned Enterprises Index	-12.84%	23.26%	7.78%
MSCI India Index	-12.17%	22.22%	5.98%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 4, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2023 (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

(formerly, WisdomTree Global ex-U.S. Real Estate Fund (DRW))

Sector Breakdown†

Sector	% of Net Assets
Real Estate	83.2%
Communication Services	11.1%
Consumer Discretionary	4.4%
Information Technology	0.7%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Digital Realty Trust, Inc.	5.0%
China Tower Corp. Ltd., Class H	4.9%
SBA Communications Corp.	4.7%
Cellnex Telecom SA	4.6%
Equinix, Inc.	4.5%
Crown Castle, Inc.	4.5%
American Tower Corp.	4.5%
Airbnb, Inc., Class A	4.4%
Prologis, Inc.	4.3%
Iron Mountain, Inc.	4.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree New Economy Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CenterSquare New Economy Real Estate Index (the “Index”). In seeking to track the Index, the Fund invests in dividend- paying companies in global equity securities, including American Depositary Receipts, of listed real estate investment trusts and companies identified as being significantly real estate related. The Fund’s objective and strategies changed effective April 20, 2022. Prior to April 20, 2022, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Global ex-U.S. Real Estate Fund (DRW) and tracked the performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -25.82% at net asset value (“NAV”) for the fiscal year ended March 31, 2023 (for more complete performance information please see the table below). The global Real Estate sector struggled significantly last year in a rising interest rate environment, which disproportionately affected the sector as a whole. Higher borrowing costs discouraged new construction and renovation of existing properties, while also presenting a budgetary headwind for Real Estate companies relying on credit financing. Property markets slumped around the world as part of the ongoing paradigmatic shift to “working from anywhere” and the Fund was not immune to this adverse trend.

Shareholder Expense Example (for the six-month period ended March 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period[1]
Actual	$1,000.00	$1,092.60	0.59%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	0.59%	$2.97
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $3.05 and $2.95, respectively.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-25.82%	-4.91%	-7.75%	-0.70%
Fund Market Price Returns	-25.34%	-4.95%	-7.89%	-0.82%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index[1]	-25.58%	-4.79%	-7.60%	-0.52%
Dow Jones Global ex-U.S. Select Real Estate Securities Index/MSCI World Real Estate Investment Trust USD Spliced Index[2]	-27.58%	0.04%	-4.88%	-0.89%
MSCI AC World ex-USA Index	-5.07%	11.80%	2.47%	4.17%
[1]	WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022; CenterSquare New Economy Real Estate Index thereafter.
[2]	Dow Jones Global ex-U.S. Select Real Estate Securities Index through April 20, 2022; MSCI World Real Estate Investment Trust USD Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Allocation Effect measures an investment manager’s ability to effectively allocate a portfolio’s assets to various segments. A segment refers to assets or securities that are grouped within a certain classification such as sectors, industries, or countries. The allocation effect determines whether the overweighting or underweighting of segments relative to a benchmark contributes positively or negatively to the overall portfolio return. Positive allocation occurs when the portfolio is overweighted in a segment that outperforms the benchmark and underweighted in a segment that underperforms the benchmark. Negative allocation occurs when the portfolio is overweighted in a segment that underperforms the benchmark and underweighted in a segment that outperforms the benchmark.

The CenterSquare New Economy Real Estate Index is a weighted index that consists of global stocks of real estate companies that have material direct and/or indirect exposure to technology, sciences and/or ecommerce related business models and meet specific screening requirements that consider factors including growth, valuation and leverage criteria.

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

Factors generally are attributes that are based on fundamentals or share price behavior.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-USA Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Emerging Markets Value Index captures large and mid cap securities exhibiting overall value style characteristics across 27 Emerging Markets countries.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

16	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The MSCI World Real Estate Investment Trusts Index is a free float-adjusted market capitalization index that captures large and mid cap companies.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

Risk-on and Risk-off refers to investors’ appetites for risk which rise and fall over time. During periods when risk is perceived as low, the risk-on risk-off theory states that investors tend to engage in higher-risk investments (i.e., “Risk-on”). When risk is perceived to be high, investors have the tendency to gravitate toward lower-risk investments (i.e., “Risk-off”).

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

Selection Effect measures an investment manager’s ability to select securities within a given segment relative to a benchmark. The over or underperformance of the portfolio is weighted by the benchmark weight, therefore, selection is not affected by the investment manager’s allocation to the segment. The weight of the segment in the portfolio determines the size of the effect — the larger the segment, the larger the effect is, positive or negative. A positive selection effect occurs when the portfolio return is greater than the benchmark return. Thus, the investment manager made good decisions in selecting securities that, as a whole, outperformed similar securities in the benchmark. A negative selection effect occurs when the portfolio return is less than the benchmark return. Thus, the investment manager made poor decisions in selecting securities that, as a whole, underperformed similar securities in the benchmark.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree Growth Leaders Index is a modified market capitalization-weighted index that is designed to provide exposure to mid and large-cap companies that are leveraging platform-based business models with high revenue growth.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree India ex-State-Owned Enterprises Index measures the performance of Indian stocks that are not state-owned enterprises. State-owned enterprises are defined as government ownership of more than 20% of outstanding shares of companies.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

The New Economy Real Estate Fund is not sponsored, endorsed, sold or promoted by CenterSquare Investment Management LLC (“CenterSquare”), any of its affiliates or any other third party involved in, or related to, calculating, compiling or creating the CenterSquare New Economy Real Estate Index (collectively, the “CenterSquare Parties”). The CenterSquare New Economy Real Estate Index is the exclusive property of CenterSquare and has been licensed for use by WisdomTree Asset Management and WisdomTree Trust as the Issuer of the New Economy Real Estate Fund. CenterSquare and the CenterSquare New Economy Real Estate Index’s name are trademarks of CenterSquare. None of the CenterSquare Parties makes any representation or warranty, express or implied, to the issuer or owners of shares of the New Economy Real Estate Fund, or any other person or entity, regarding the advisability of investing in funds generally, or in the New Economy Real Estate Fund particularly, or the ability of the CenterSquare New Economy Real Estate Index to track its corresponding market performance. None of the CenterSquare Parties has any obligation to take the needs of the issuer or owners of shares of the New Economy Real Estate Fund, or any other person or entity, into consideration in determining, composing or calculating the CenterSquare New Economy Real Estate Index. None of the CenterSquare

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

Parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the New Economy Real Estate Fund to be issued or in the determination or calculation of the equation by, or the consideration into which, the New Economy Real Estate Fund is redeemable. Further, none of the CenterSquare Parties has any obligation or liability to the issuer or owners of shares of the New Economy Real Estate Fund, or any other person or entity, in connection with the administration, marketing or offering of the New Economy Real Estate Fund, whether as a result of statements included in the New Economy Real Estate Fund’s public offering documents or otherwise.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	EUR	Euro	PHP	Philippine peso
BRL	Brazilian real	HKD	Hong Kong dollar	TRY	Turkish new lira
CAD	Canadian dollar	IDR	Indonesian rupiah	TWD	New Taiwan dollar
CHF	Swiss franc	INR	Indian rupee	USD	U.S. dollar
CNY	Chinese yuan	MYR	Malaysian ringgit	ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

WisdomTree Trust	19

Schedule of Investments

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 100.0%

China – 99.7%

Air Freight & Logistics – 1.7%

JD Logistics, Inc.*(a)	1,605,100	$2,883,064

SF Holding Co. Ltd., Class A	584,661	4,714,884

YTO Express Group Co. Ltd., Class A	365,300	974,516

ZTO Express Cayman, Inc.(b)	148,282	4,231,259

Total Air Freight & Logistics		12,803,723

Automobile Components – 0.4%

Fuyao Glass Industry Group Co. Ltd., Class A*	166,167	841,083

Fuyao Glass Industry Group Co. Ltd., Class H(a)	256,900	1,119,240

Minth Group Ltd.	317,200	957,667

Total Automobile Components		2,917,990

Automobiles – 4.7%

BYD Co. Ltd., Class A*	95,188	3,548,707

BYD Co. Ltd., Class H	354,400	10,374,731

Geely Automobile Holdings Ltd.	2,107,900	2,712,092

Great Wall Motor Co. Ltd., Class A	127,700	519,369

Great Wall Motor Co. Ltd., Class H(b)	1,258,400	1,553,372

Li Auto, Inc., Class A*	478,400	5,972,420

NIO, Inc., Class A*(b)	632,560	6,410,251

XPeng, Inc., Class A*(b)	507,400	2,827,884

Yadea Group Holdings Ltd.(a)	440,200	1,135,555

Total Automobiles		35,054,381

Banks – 1.1%

China Minsheng Banking Corp. Ltd., Class A	6,078,136	3,053,539

China Minsheng Banking Corp. Ltd., Class H(b)	4,972,400	1,703,929

Ping An Bank Co. Ltd., Class A*	2,025,600	3,695,887

Total Banks		8,453,355

Beverages – 1.2%

JiuGui Liquor Co. Ltd., Class A	52,000	979,302

Nongfu Spring Co. Ltd., Class H(a)	1,408,100	8,098,869

Total Beverages		9,078,171

Biotechnology – 3.5%

Akeso, Inc.*(a)(b)	314,600	1,619,098

BeiGene Ltd.*	700,500	11,547,169

Chongqing Zhifei Biological Products Co. Ltd., Class A	189,300	2,258,435

Imeik Technology Development Co. Ltd., Class A	20,980	1,707,014

Innovent Biologics, Inc.*(a)	1,000,200	4,478,631

Walvax Biotechnology Co. Ltd., Class A	374,000	1,878,360

Zai Lab Ltd., ADR*	75,244	2,502,615

Total Biotechnology		25,991,322

Broadline Retail – 16.2%

Alibaba Group Holding Ltd.*	6,111,700	78,167,973

JD.com, Inc., Class A	1,015,952	22,260,491

PDD Holdings, Inc., ADR*	228,503	17,343,378

Vipshop Holdings Ltd., ADR*	139,020	2,110,324

Total Broadline Retail		119,882,166

Building Products – 0.5%
Xinyi Glass Holdings Ltd.	2,045,000	3,662,788

Capital Markets – 1.0%
East Money Information Co. Ltd., Class A*	2,444,536	7,130,030

Chemicals – 2.5%

Canmax Technologies Co. Ltd., Class A	88,200	657,458

Chengxin Lithium Group Co. Ltd., Class A	136,400	685,843

Dongyue Group Ltd.	1,152,900	1,189,624

Ganfeng Lithium Group Co. Ltd., Class A	255,400	2,472,069

Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	318,940	1,982,722

Guangzhou Tinci Materials Technology Co. Ltd., Class A	285,600	1,745,049

Hengli Petrochemical Co. Ltd., Class A	450,800	1,063,440

Jiangsu Eastern Shenghong Co. Ltd., Class A	468,200	928,587

Ningxia Baofeng Energy Group Co. Ltd., Class A	497,600	1,068,775

Rongsheng Petrochemical Co. Ltd., Class A	738,800	1,627,720

Shanghai Putailai New Energy Technology Co. Ltd., Class A	132,300	961,527

Shenzhen Dynanonic Co. Ltd., Class A*	31,457	867,675

Sichuan Yahua Industrial Group Co. Ltd., Class A	223,400	688,681

Tianqi Lithium Corp., Class A*	254,288	2,796,416

Total Chemicals		18,735,586

Communications Equipment – 0.4%

BYD Electronic International Co. Ltd.	643,200	1,999,259

Hengtong Optic-electric Co. Ltd., Class A	401,969	883,860

Total Communications Equipment		2,883,119

Construction & Engineering – 0.3%
China Conch Venture Holdings Ltd.	1,253,663	2,187,935

Construction Materials – 0.2%
China Jushi Co. Ltd., Class A	524,100	1,115,009

Consumer Finance – 0.2%
Lufax Holding Ltd., ADR	605,480	1,235,179

Consumer Staples Distribution & Retail – 0.4%
JD Health International, Inc.*(a)	436,550	3,247,730

Diversified Consumer Services – 0.6%

East Buy Holding Ltd.*(a)(b)	117,500	506,675

New Oriental Education & Technology Group, Inc.*	641,563	2,500,886

TAL Education Group, ADR*	213,730	1,370,009

Total Diversified Consumer Services		4,377,570

Electrical Equipment – 4.4%

Contemporary Amperex Technology Co. Ltd., Class A*	285,059	16,854,981

Ginlong Technologies Co. Ltd., Class A*	47,700	927,842

Gotion High-tech Co. Ltd., Class A	205,800	893,349

Hongfa Technology Co. Ltd., Class A	179,000	849,477

Jiangsu Zhongtian Technology Co. Ltd., Class A	631,500	1,571,554

Jiangxi Special Electric Motor Co. Ltd., Class A*	338,400	758,373

Ming Yang Smart Energy Group Ltd., Class A	414,000	1,357,031

Ningbo Orient Wires & Cables Co. Ltd., Class A	103,600	743,890

Sungrow Power Supply Co. Ltd., Class A	221,000	3,374,552

Suzhou Maxwell Technologies Co. Ltd., Class A	25,456	1,130,587

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2023

Investments	Shares	Value

TBEA Co. Ltd., Class A	718,500	$2,271,436

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	599,315	963,470

Zhejiang Chint Electrics Co. Ltd., Class A	249,600	1,016,602

Total Electrical Equipment		32,713,144

Electronic Equipment, Instruments & Components – 4.1%

AAC Technologies Holdings, Inc.*(b)	621,200	1,532,039

BOE Technology Group Co. Ltd., Class A	7,576,800	4,898,722

Chaozhou Three-Circle Group Co. Ltd., Class A	284,500	1,246,989

Foxconn Industrial Internet Co. Ltd., Class A*	1,110,100	2,783,615

GoerTek, Inc., Class A	589,400	1,836,699

Kingboard Holdings Ltd.	506,800	1,555,918

Luxshare Precision Industry Co. Ltd., Class A	1,077,076	4,753,859

Maxscend Microelectronics Co. Ltd., Class A	90,100	1,632,147

Sunny Optical Technology Group Co. Ltd.	586,100	7,089,242

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	318,900	1,404,733

Wingtech Technology Co. Ltd., Class A	187,200	1,506,094

Total Electronic Equipment, Instruments & Components		30,240,057

Energy Equipment & Services – 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment – 4.8%

Bilibili, Inc., Class Z*	216,965	5,240,360

Kingsoft Corp. Ltd.	857,800	4,223,463

NetEase, Inc.	1,470,915	25,858,288

Total Entertainment		35,322,111

Food Products – 3.7%

China Feihe Ltd.(a)	2,687,100	2,016,194

Foshan Haitian Flavouring & Food Co. Ltd., Class A	380,956	4,245,973

Guangdong Haid Group Co. Ltd., Class A	167,703	1,424,449

Henan Shuanghui Investment & Development Co. Ltd., Class A	235,200	888,426

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,299,700	5,511,229

Muyuan Foods Co. Ltd., Class A	511,774	3,651,643

Tingyi Cayman Islands Holding Corp.	1,495,000	2,491,048

Uni-President China Holdings Ltd.	1,056,000	1,065,423

Want Want China Holdings Ltd.	3,959,100	2,546,953

Wens Foodstuffs Group Co. Ltd., Class A	1,134,300	3,381,113

Total Food Products		27,222,451

Gas Utilities – 1.2%
ENN Energy Holdings Ltd.	622,800	8,536,778

Health Care Equipment & Supplies – 1.7%

Lepu Medical Technology Beijing Co. Ltd., Class A	296,100	999,461

Lifetech Scientific Corp.*	2,104,100	747,832

Microport Scientific Corp.*(b)	624,800	1,469,284

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,911,200	3,053,070

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	131,774	5,981,284

Total Health Care Equipment & Supplies		12,250,931

Health Care Providers & Services – 1.0%

Aier Eye Hospital Group Co. Ltd., Class A	716,192	3,240,296

Huadong Medicine Co. Ltd., Class A	181,440	1,224,343

Hygeia Healthcare Holdings Co. Ltd.*(a)(b)	304,700	2,165,907

Topchoice Medical Corp., Class A*	53,800	1,012,809

Total Health Care Providers & Services		7,643,355

Hotels, Restaurants & Leisure – 8.3%

H World Group Ltd.*	610,070	2,964,881

Haichang Ocean Park Holdings Ltd.*(a)(b)	1,420,000	309,327

Haidilao International Holding Ltd.*(a)(b)	471,000	1,275,008

Jiumaojiu International Holdings Ltd.(a)(b)	350,700	834,537

Meituan, Class B*(a)	2,033,700	37,176,791

Super Hi International Holding Ltd.*(b)	57,199	143,691

Tongcheng Travel Holdings Ltd.*	454,000	987,818

Trip.com Group Ltd.*	204,877	7,667,930

Yum China Holdings, Inc.	163,450	10,277,635

Total Hotels, Restaurants & Leisure		61,637,618

Household Durables – 1.1%

Gree Electric Appliances, Inc. of Zhuhai, Class A	488,100	2,612,042

Haier Smart Home Co. Ltd., Class A*	443,800	1,465,697

Haier Smart Home Co. Ltd., Class H	931,100	2,929,722

TCL Technology Group Corp., Class A	1,289,600	831,903

Total Household Durables		7,839,364

Household Products – 0.1%
Blue Moon Group Holdings Ltd.(a)(b)	1,261,800	805,307

Industrial Conglomerates – 0.2%
Fosun International Ltd.	1,669,700	1,225,163

Insurance – 6.4%

Ping An Insurance Group Co. of China Ltd., Class A*	2,129,094	14,137,534

Ping An Insurance Group Co. of China Ltd., Class H	4,855,900	31,609,945

ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	455,800	1,437,086

Total Insurance		47,184,565

Interactive Media & Services – 2.5%

Autohome, Inc., ADR	48,213	1,613,689

JOYY, Inc., ADR	37,502	1,169,313

Kanzhun Ltd., ADR*	173,375	3,299,326

Kuaishou Technology*(a)	1,592,000	12,259,492

Total Interactive Media & Services		18,341,820

IT Services – 0.4%

Chindata Group Holdings Ltd., ADR*	79,657	556,802

GDS Holdings Ltd., Class A*	872,400	2,111,555

Total IT Services		2,668,357

Life Sciences Tools & Services – 4.4%

Genscript Biotech Corp.*	956,400	2,046,831

Hangzhou Tigermed Consulting Co. Ltd., Class A*	140,767	1,961,879

Pharmaron Beijing Co. Ltd., Class A	155,650	1,109,924

WuXi AppTec Co. Ltd., Class A	495,147	5,732,120

WuXi AppTec Co. Ltd., Class H(a)	328,895	3,443,992

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2023

Investments	Shares	Value

Wuxi Biologics Cayman, Inc.*(a)	2,898,400	$17,944,348

Total Life Sciences Tools & Services		32,239,094

Machinery – 1.4%

Haitian International Holdings Ltd.	498,400	1,288,864

Ningbo Deye Technology Co. Ltd., Class A	22,080	829,403

Sany Heavy Industry Co. Ltd., Class A	1,396,048	3,474,213

Shenzhen Inovance Technology Co. Ltd., Class A	407,300	4,169,497

Wuxi Shangji Automation Co. Ltd., Class A	43,000	639,368

Total Machinery		10,401,345

Marine Transportation – 0.3%
SITC International Holdings Co. Ltd.	1,011,000	2,171,410

Media – 0.3%
Focus Media Information Technology Co. Ltd., Class A	2,321,124	2,322,037

Metals & Mining – 0.9%

China Hongqiao Group Ltd.	1,511,600	1,448,064

GEM Co. Ltd., Class A	1,073,300	1,167,497

Sinomine Resource Group Co. Ltd., Class A	83,800	857,854

YongXing Special Materials Technology Co. Ltd., Class A	42,725	521,985

Zhejiang Huayou Cobalt Co. Ltd., Class A	294,850	2,361,445

Total Metals & Mining		6,356,845

Paper & Forest Products – 0.1%
Nine Dragons Paper Holdings Ltd.	1,301,100	974,588

Personal Care Products – 0.4%
Hengan International Group Co. Ltd.	561,900	2,598,357

Pharmaceuticals – 2.4%

Asymchem Laboratories Tianjin Co. Ltd., Class A*	48,847	948,374

China Medical System Holdings Ltd.	940,000	1,484,850

Hansoh Pharmaceutical Group Co. Ltd.(a)	892,100	1,550,105

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	910,168	5,675,214

Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	60,747

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	277,504	1,308,863

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	357,900	1,016,716

Sino Biopharmaceutical Ltd.	7,934,150	4,447,195

Zhejiang NHU Co. Ltd., Class A	373,460	976,163

Total Pharmaceuticals		17,468,227

Real Estate Management & Development – 4.1%

C&D International Investment Group Ltd.(b)	486,000	1,594,214

Country Garden Holdings Co. Ltd.(b)	8,402,936	2,365,682

Country Garden Services Holdings Co. Ltd.	1,598,300	2,764,975

ESR Group Ltd.(a)	1,983,600	3,557,868

Evergrande Property Services Group Ltd.*†(a)	1,795,500	261,930

Gemdale Corp., Class A	938,800	1,148,329

KE Holdings, Inc., ADR*	607,300	11,441,532

Longfor Group Holdings Ltd.(a)	1,484,200	4,187,929

Shimao Group Holdings Ltd.*†	561,400	82,892

Sunac China Holdings Ltd.*†	1,592,600	209,024

Wharf Holdings Ltd.	998,000	2,283,337

Total Real Estate Management & Development		29,897,712

Semiconductors & Semiconductor Equipment – 5.7%

Daqo New Energy Corp., ADR*	46,698	2,187,334

GCL Technology Holdings Ltd.*	16,585,000	4,288,887

GigaDevice Semiconductor, Inc., Class A	162,726	2,890,885

Hangzhou First Applied Material Co. Ltd., Class A	124,980	1,069,208

Hangzhou Silan Microelectronics Co. Ltd., Class A	200,400	1,080,017

JA Solar Technology Co. Ltd., Class A	210,900	1,760,955

JCET Group Co. Ltd., Class A	309,007	1,460,148

JinkoSolar Holding Co. Ltd., ADR*(b)	32,975	1,682,385

LONGi Green Energy Technology Co. Ltd., Class A*	1,365,768	8,036,737

Montage Technology Co. Ltd., Class A	202,959	2,054,623

SG Micro Corp., Class A	51,350	1,160,503

Shenzhen SC New Energy Technology Corp., Class A	58,000	966,624

Tongwei Co. Ltd., Class A	581,458	3,294,531

Trina Solar Co. Ltd., Class A	227,490	1,725,562

Will Semiconductor Co. Ltd., Class A	175,566	2,329,018

Xinyi Solar Holdings Ltd.	3,812,765	4,570,490

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	144,600	1,374,767

Total Semiconductors & Semiconductor Equipment		41,932,674

Software – 1.7%

Beijing Kingsoft Office Software, Inc., Class A	44,255	3,048,158

Hundsun Technologies, Inc., Class A	354,710	2,748,921

Kingdee International Software Group Co. Ltd.*(b)	2,483,700	4,024,569

Thunder Software Technology Co. Ltd., Class A	70,600	1,113,904

Yonyou Network Technology Co. Ltd., Class A	514,813	1,885,391

Total Software		12,820,943

Specialty Retail – 0.4%

Pop Mart International Group Ltd.(a)(b)	326,500	890,082

Topsports International Holdings Ltd.(a)	1,287,200	1,177,345

Zhongsheng Group Holdings Ltd.	236,100	1,163,965

Total Specialty Retail		3,231,392

Technology Hardware, Storage & Peripherals – 0.2%
Ninestar Corp., Class A	194,800	1,271,378

Textiles, Apparel & Luxury Goods – 2.5%

ANTA Sports Products Ltd.	432,700	6,283,836

Bosideng International Holdings Ltd.	1,176,000	656,167

Li Ning Co. Ltd.	972,000	7,664,609

Shenzhou International Group Holdings Ltd.	316,100	3,318,065

Xtep International Holdings Ltd.	530,200	674,068

Total Textiles, Apparel & Luxury Goods		18,596,745

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2023

Investments	Shares	Value

Trading Companies & Distributors – 0.1%

Beijing United Information Technology Co. Ltd., Class A	75,400	$910,755

Total China		735,580,577

United States – 0.3%

Biotechnology – 0.3%
Legend Biotech Corp., ADR*	45,581	2,197,916
TOTAL COMMON STOCKS (Cost: $885,550,782)		737,778,493

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c) (Cost: $9,349,973)	9,349,973	9,349,973

TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $894,900,755)		747,128,466

Other Assets less Liabilities – (1.2)%		(9,140,149)

NET ASSETS – 100.0%		$737,988,317
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $553,846, which represents 0.08% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,912,968 and the total market value of the collateral held by the Fund was $32,058,273. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,708,300.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	4/3/2023	176,880	USD	1,388,480	HKD	$3	$—

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Real Estate Management & Development	29,343,866	—	553,846	*	29,897,712
Other	707,880,781	—	—		707,880,781
Investment of Cash Collateral for Securities Loaned	—	9,349,973	—		9,349,973
Total Investments in Securities	$737,224,647	$9,349,973	$553,846		$747,128,466
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3	$—		$3
Total – Net	$737,224,647	$9,349,976	$553,846		$747,128,469
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

Brazil – 3.8%

3R Petroleum Oleo e Gas SA*	115,346	$670,430

Ambev SA	2,881,719	8,144,575

Arezzo Industria e Comercio SA	57,912	725,406

Atacadao SA	354,789	866,986

B3 SA – Brasil Bolsa Balcao	3,359,919	6,858,668

Banco Bradesco SA	982,626	2,296,557

Banco Santander Brasil SA	274,196	1,449,328

BRF SA*	398,449	488,017

CCR SA	738,724	1,864,931

Cia Siderurgica Nacional SA	369,190	1,124,263

Cosan SA	825,425	2,456,617

Embraer SA*	513,102	2,103,918

Energisa SA	151,843	1,203,304

Engie Brasil Energia SA	120,281	952,949

Equatorial Energia SA	488,438	2,597,167

Grupo De Moda Soma SA	319,890	511,673

Hapvida Participacoes e Investimentos SA*(a)	2,956,261	1,527,618

Hypera SA	279,545	2,078,565

Itau Unibanco Holding SA	359,196	1,491,971

Localiza Rent a Car SA	450,515	4,744,835

Lojas Renner SA	580,600	1,897,449

Magazine Luiza SA*	1,293,875	844,678

Natura & Co. Holding SA	552,321	1,437,925

Petro Rio SA*	400,431	2,463,279

Raia Drogasil SA	676,745	3,263,432

Rede D’Or Sao Luiz SA(a)	503,917	2,110,980

Rumo SA	688,295	2,558,919

Sendas Distribuidora SA	529,587	1,623,151

Suzano SA	468,542	3,844,258

Telefonica Brasil SA	393,251	2,998,488

TIM SA	772,683	1,917,135

TOTVS SA	301,060	1,672,077

Transmissora Alianca de Energia Eletrica SA	117,989	810,524

Ultrapar Participacoes SA	439,004	1,208,717

Vibra Energia SA	768,144	2,183,118

WEG SA	864,007	6,910,011

Total Brazil		81,901,919

Chile – 0.3%

Banco de Chile	21,877,782	2,136,281

Banco Santander Chile	36,727,311	1,637,517

Empresas CMPC SA	772,776	1,298,435

Empresas COPEC SA	185,748	1,318,028

Total Chile		6,390,261

China – 29.2%

AAC Technologies Holdings, Inc.*(b)	700,000	1,726,380

Aier Eye Hospital Group Co. Ltd., Class A	521,347	2,358,751

Alibaba Group Holding Ltd.*	7,531,232	96,323,632

ANTA Sports Products Ltd.	532,700	7,736,075

Asymchem Laboratories Tianjin Co. Ltd., Class A*	80	1,553

Autohome, Inc., ADR	49,125	1,644,214

BeiGene Ltd.*	426,100	7,023,910

Beijing Kingsoft Office Software, Inc., Class A	31,544	$2,172,661

Beijing United Information Technology Co. Ltd., Class A	76,800	927,666

Bilibili, Inc., Class Z*(b)	190,894	4,610,667

BOE Technology Group Co. Ltd., Class A	6,688,800	4,324,592

Bosideng International Holdings Ltd.	1,816,000	1,013,265

BYD Co. Ltd., Class A*	134,974	5,031,969

BYD Co. Ltd., Class H	430,000	12,587,851

BYD Electronic International Co. Ltd.	476,500	1,481,105

China Common Rich Renewable Energy Investments Ltd.*†	102,000	0

China Conch Venture Holdings Ltd.	880,900	1,537,377

China Feihe Ltd.(a)	2,004,000	1,503,648

China Hongqiao Group Ltd.	1,413,500	1,354,088

China Minsheng Banking Corp. Ltd., Class A	3,740,279	1,879,045

China Minsheng Banking Corp. Ltd., Class H(b)	5,028,000	1,722,982

Chongqing Zhifei Biological Products Co. Ltd., Class A	141,700	1,690,545

Contemporary Amperex Technology Co. Ltd., Class A*	191,917	11,347,676

Country Garden Services Holdings Co. Ltd.	994,000	1,719,568

Daqo New Energy Corp., ADR*	32,089	1,503,049

East Money Information Co. Ltd., Class A*	1,694,661	4,942,854

ENN Energy Holdings Ltd.	370,200	5,074,366

ESR Group Ltd.(a)	1,273,800	2,284,741

Evergrande Property Services Group Ltd.*†(a)(b)	2,120,500	309,341

Focus Media Information Technology Co. Ltd., Class A	2,338,300	2,339,219

Foshan Haitian Flavouring & Food Co. Ltd., Class A	273,739	3,050,978

Foxconn Industrial Internet Co. Ltd., Class A*	1,256,300	3,150,217

Fuyao Glass Industry Group Co. Ltd., Class A*	268,082	1,356,942

Fuyao Glass Industry Group Co. Ltd., Class H(a)	316,000	1,376,722

Ganfeng Lithium Group Co. Ltd., Class A	186,020	1,800,526

Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	199,400	1,239,590

GCL Technology Holdings Ltd.*(b)	11,204,000	2,897,359

GDS Holdings Ltd., Class A*	505,452	1,223,395

Geely Automobile Holdings Ltd.	2,579,000	3,318,225

Gemdale Corp., Class A	842,600	1,030,658

Genscript Biotech Corp.*	682,000	1,459,576

GigaDevice Semiconductor, Inc., Class A	136,600	2,426,747

Ginlong Technologies Co. Ltd., Class A*	34,400	669,135

GoerTek, Inc., Class A	456,900	1,423,800

Great Wall Motor Co. Ltd., Class H(b)	2,262,700	2,793,083

Gree Electric Appliances, Inc. of Zhuhai, Class A	709,900	3,798,993

Guangdong Haid Group Co. Ltd., Class A	150,100	1,274,931

Guangzhou Tinci Materials Technology Co. Ltd., Class A	202,700	1,238,521

H World Group Ltd.*	783,070	3,805,645

Haichang Ocean Park Holdings Ltd.*(a)(b)	1,968,000	428,701

Haidilao International Holding Ltd.*(a)(b)	631,300	1,708,944

Haier Smart Home Co. Ltd., Class A*	759,500	2,508,331

Haier Smart Home Co. Ltd., Class H	992,400	3,122,603

Hangzhou First Applied Material Co. Ltd., Class A	111,260	951,833

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2023

Investments	Shares	Value

Hangzhou Tigermed Consulting Co. Ltd., Class A*	107,000	$1,491,266

Hengan International Group Co. Ltd.	339,500	1,569,927

Hengli Petrochemical Co. Ltd., Class A	413,940	976,487

Hengtong Optic-electric Co. Ltd., Class A	370,500	814,665

Hundsun Technologies, Inc., Class A	255,371	1,979,067

Hygeia Healthcare Holdings Co. Ltd.*(a)(b)	196,200	1,394,653

Imeik Technology Development Co. Ltd., Class A	19,500	1,586,595

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	955,800	4,052,961

Innovent Biologics, Inc.*(a)	614,000	2,749,330

JA Solar Technology Co. Ltd., Class A	163,680	1,366,681

JCET Group Co. Ltd., Class A	194,300	918,124

JD Health International, Inc.*(a)	560,550	4,170,233

JD Logistics, Inc.*(a)(b)	876,700	1,574,720

JD.com, Inc., Class A	1,215,909	26,641,743

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	655,313	4,086,104

Jiangsu Zhongtian Technology Co. Ltd., Class A	451,000	1,122,361

JinkoSolar Holding Co. Ltd., ADR*(b)	24,504	1,250,194

Jiumaojiu International Holdings Ltd.(a)	395,000	939,955

JOYY, Inc., ADR	35,843	1,117,585

Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	9,446

Kanzhun Ltd., ADR*	165,900	3,157,077

KE Holdings, Inc., ADR*	362,099	6,821,945

Kingboard Holdings Ltd.	343,000	1,053,039

Kingdee International Software Group Co. Ltd.*	1,556,000	2,521,331

Kingsoft Corp. Ltd.	853,000	4,199,829

Kuaishou Technology*(a)	1,421,900	10,949,605

Li Auto, Inc., Class A*	600,000	7,490,494

Li Ning Co. Ltd.	1,197,000	9,438,824

Lifetech Scientific Corp.*	2,868,000	1,019,334

Longfor Group Holdings Ltd.(a)	895,000	2,525,398

LONGi Green Energy Technology Co. Ltd., Class A*	905,972	5,331,110

Lufax Holding Ltd., ADR	379,301	773,774

Luxshare Precision Industry Co. Ltd., Class A	754,300	3,329,232

Meituan, Class B*(a)	2,465,700	45,073,911

Microport Scientific Corp.*	478,700	1,125,714

Ming Yang Smart Energy Group Ltd., Class A	247,700	811,924

Minth Group Ltd.	494,000	1,491,449

Montage Technology Co. Ltd., Class A	173,118	1,752,532

Muyuan Foods Co. Ltd., Class A	360,976	2,575,659

NetEase, Inc.	1,347,630	23,690,971

New Oriental Education & Technology Group, Inc.*	799,936	3,118,242

Nine Dragons Paper Holdings Ltd.	1,464,000	1,096,608

Ninestar Corp., Class A	231,600	1,511,556

Ningbo Deye Technology Co. Ltd., Class A	16,300	612,285

NIO, Inc., Class A*(b)	766,570	7,768,284

Nongfu Spring Co. Ltd., Class H(a)	907,000	5,216,727

PDD Holdings, Inc., ADR*	280,996	21,327,596

Pharmaron Beijing Co. Ltd., Class A	138,044	984,377

Ping An Bank Co. Ltd., Class A*	1,329,426	2,425,656

Ping An Insurance Group Co. of China Ltd., Class A*	1,378,500	9,153,466

Ping An Insurance Group Co. of China Ltd., Class H	2,905,000	18,910,375

Pop Mart International Group Ltd.(a)(b)	359,800	980,862

Rongsheng Petrochemical Co. Ltd., Class A	637,600	1,404,757

Sany Heavy Industry Co. Ltd., Class A	1,045,736	2,602,424

SF Holding Co. Ltd., Class A	408,573	3,294,857

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,308,200	2,089,800

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	348,773	1,645,007

Shanghai Putailai New Energy Technology Co. Ltd., Class A	98,700	717,330

Shenzhen Dynanonic Co. Ltd., Class A*	23,000	634,407

Shenzhen Inovance Technology Co. Ltd., Class A	328,000	3,357,710

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	91,600	4,157,767

Shenzhou International Group Holdings Ltd.	376,300	3,949,977

Sino Biopharmaceutical Ltd.	4,381,000	2,455,608

SITC International Holdings Co. Ltd.	820,000	1,761,183

Sunac China Holdings Ltd.*†(b)	1,722,000	226,007

Sungrow Power Supply Co. Ltd., Class A	157,000	2,397,306

Sunny Optical Technology Group Co. Ltd.	382,400	4,625,364

Super Hi International Holding Ltd.*(b)	107,329	269,623

Suzhou Maxwell Technologies Co. Ltd., Class A	19,900	883,826

TAL Education Group, ADR*	297,553	1,907,315

TBEA Co. Ltd., Class A	536,200	1,695,121

TCL Technology Group Corp., Class A	2,672,300	1,723,864

Tianqi Lithium Corp., Class A*	178,700	1,965,172

Tingyi Cayman Islands Holding Corp.(b)	884,000	1,472,967

Tongcheng Travel Holdings Ltd.*	671,600	1,461,274

Tongwei Co. Ltd., Class A	411,358	2,330,747

Topsports International Holdings Ltd.(a)	1,720,000	1,573,207

Trina Solar Co. Ltd., Class A	161,490	1,224,938

Trip.com Group Ltd.*	260,070	9,733,637

Vipshop Holdings Ltd., ADR*	192,274	2,918,719

Walvax Biotechnology Co. Ltd., Class A	277,100	1,391,694

Want Want China Holdings Ltd.	2,712,000	1,744,674

Wens Foodstuffs Group Co. Ltd., Class A	831,500	2,478,529

Wharf Holdings Ltd.	703,000	1,608,403

Will Semiconductor Co. Ltd., Class A	165,640	2,197,342

Wingtech Technology Co. Ltd., Class A	158,370	1,274,146

WuXi AppTec Co. Ltd., Class A	365,973	4,236,724

WuXi AppTec Co. Ltd., Class H(a)	159,200	1,667,048

Wuxi Biologics Cayman, Inc.*(a)	1,739,500	10,769,457

Xinyi Glass Holdings Ltd.	1,281,000	2,294,392

Xinyi Solar Holdings Ltd.	2,823,753	3,384,928

XPeng, Inc., Class A*(b)	601,000	3,349,544

Xtep International Holdings Ltd.	813,000	1,033,604

Yadea Group Holdings Ltd.(a)	754,000	1,945,044

Yum China Holdings, Inc.(b)	201,050	12,641,900

Zai Lab Ltd., ADR*	46,787	1,556,136

Zhejiang Huayou Cobalt Co. Ltd., Class A	218,470	1,749,720

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	107,900	1,025,846

Zhejiang NHU Co. Ltd., Class A	321,880	841,342

ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	365,000	1,150,803

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2023

Investments	Shares	Value

Zhongsheng Group Holdings Ltd.	330,000	$1,626,889

ZTO Express Cayman, Inc.(b)	198,512	5,664,582

Total China		634,392,189

Czech Republic – 0.1%
Komercni Banka AS	91,243	3,029,625

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	181,072	1,326,159

OTP Bank Nyrt	55,993	1,596,532

Richter Gedeon Nyrt	53,891	1,127,587

Total Hungary		4,050,278

India – 16.7%

Aarti Industries Ltd.	138,323	872,109

Aarti Pharmalabs Ltd.	42,326	142,069

ABB India Ltd.	28,981	1,186,693

ACC Ltd.	51,965	1,054,191

Adani Green Energy Ltd.*	179,526	1,924,854

Adani Total Gas Ltd.	141,771	1,496,934

Alkem Laboratories Ltd.	21,164	874,579

Ambuja Cements Ltd.*	376,242	1,673,535

APL Apollo Tubes Ltd.	94,149	1,380,860

Apollo Hospitals Enterprise Ltd.	53,903	2,827,493

Ashok Leyland Ltd.	944,334	1,599,505

Asian Paints Ltd.	220,343	7,404,377

Astral Ltd.	78,076	1,270,193

Atul Ltd.	14,503	1,228,085

AU Small Finance Bank Ltd.(a)	197,135	1,389,354

Avenue Supermarts Ltd.*(a)	73,859	3,056,589

Axis Bank Ltd.	1,211,465	12,655,282

Bajaj Auto Ltd.	35,084	1,658,413

Bajaj Finserv Ltd.	259,936	4,005,828

Balkrishna Industries Ltd.	47,202	1,120,827

Bandhan Bank Ltd.*(a)	389,311	927,297

Bata India Ltd.	2,403	41,472

Berger Paints India Ltd.	130,788	925,737

Bharat Forge Ltd.	179,611	1,683,829

Bharti Airtel Ltd.	1,704,776	15,537,094

Biocon Ltd.	259,015	650,354

Britannia Industries Ltd.	60,893	3,202,491

CG Power & Industrial Solutions Ltd.	379,046	1,383,905

Cipla Ltd.	278,914	3,056,150

Coforge Ltd.	23,168	1,075,230

Colgate-Palmolive India Ltd.	67,750	1,242,636

Crompton Greaves Consumer Electricals Ltd.	388,131	1,383,779

Cummins India Ltd.	84,535	1,676,248

Dabur India Ltd.	317,773	2,106,951

Deepak Nitrite Ltd.	25,763	577,628

Divi’s Laboratories Ltd.	68,000	2,336,115

Dixon Technologies India Ltd.	19,454	677,318

DLF Ltd.	419,661	1,821,471

Dr. Lal PathLabs Ltd.(a)	24,399	542,741

Dr. Reddy’s Laboratories Ltd.	59,019	3,319,807

Eicher Motors Ltd.	74,804	2,684,097

Emami Ltd.	159,701	696,752

Federal Bank Ltd.	1,084,512	1,745,882

Fortis Healthcare Ltd.*	273,145	863,814

Godrej Consumer Products Ltd.*	213,393	2,513,874

Godrej Properties Ltd.*	83,605	1,048,896

Grasim Industries Ltd.	213,683	4,245,189

Gujarat Fluorochemicals Ltd.	20,942	769,617

Havells India Ltd.	137,028	1,981,660

HCL Technologies Ltd.	487,508	6,437,722

HDFC Asset Management Co. Ltd.(a)	49,866	1,036,275

HDFC Life Insurance Co. Ltd.(a)	444,782	2,701,733

Hero MotoCorp Ltd.	64,701	1,848,032

Hindustan Unilever Ltd.	444,353	13,843,570

ICICI Bank Ltd., ADR	1,194,492	25,777,137

ICICI Lombard General Insurance Co. Ltd.(a)	131,201	1,707,413

ICICI Prudential Life Insurance Co. Ltd.(a)	214,048	1,134,800

IDFC First Bank Ltd.*	1,632,117	1,093,275

Indian Hotels Co. Ltd.	469,950	1,854,754

Indus Towers Ltd.	591,906	1,029,934

Info Edge India Ltd.	59,165	2,680,666

Infosys Ltd., ADR	1,637,024	28,549,699

InterGlobe Aviation Ltd.*(a)	46,672	1,085,071

JSW Steel Ltd.	445,999	3,734,273

Jubilant Foodworks Ltd.	210,742	1,128,556

Kotak Mahindra Bank Ltd.	508,215	10,715,911

Laurus Labs Ltd.(a)	181,951	648,588

Lupin Ltd.	115,742	913,176

Mahindra & Mahindra Ltd.	489,639	6,903,473

Marico Ltd.	256,732	1,498,859

Maruti Suzuki India Ltd.	64,387	6,496,598

Max Financial Services Ltd.*	133,399	1,030,735

Max Healthcare Institute Ltd.*	382,756	2,054,375

Motherson Sumi Wiring India Ltd.	1,617,913	949,890

Mphasis Ltd.	49,588	1,083,535

MRF Ltd.	1,605	1,641,417

Navin Fluorine International Ltd.	23,867	1,240,245

Nestle India Ltd.	18,903	4,532,281

Page Industries Ltd.	4,177	1,926,470

Persistent Systems Ltd.	25,193	1,413,040

PI Industries Ltd.	47,056	1,735,030

PVR Ltd.*	42,060	785,082

Reliance Industries Ltd., GDR(a)(b)	766,841	43,211,490

Reliance Industries Ltd., GDR(a)	39,698	2,236,982

Samvardhana Motherson International Ltd.	1,517,255	1,238,802

Shree Cement Ltd.	6,473	2,062,582

Siemens Ltd.	49,224	1,992,829

SRF Ltd.	76,184	2,235,809

Sun Pharmaceutical Industries Ltd.	541,022	6,471,922

Supreme Industries Ltd.	57,147	1,747,840

Tata Chemicals Ltd.	84,972	1,005,458

Tata Consumer Products Ltd.	338,316	2,918,082

Tata Elxsi Ltd.	17,529	1,271,038

Tata Motors Ltd.*	884,368	4,528,240

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2023

Investments	Shares	Value

Tata Steel Ltd.	4,085,353	$5,194,772

Tech Mahindra Ltd.	319,306	4,281,049

Titan Co. Ltd.	195,195	5,973,241

Torrent Pharmaceuticals Ltd.	61,836	1,156,587

Trent Ltd.	122,170	2,043,959

Tube Investments of India Ltd.	48,860	1,514,031

TVS Motor Co. Ltd.	122,621	1,607,244

UltraTech Cement Ltd.	62,376	5,785,164

United Spirits Ltd.*	180,715	1,663,064

Varun Beverages Ltd.	136,755	2,308,024

Vedanta Ltd.	580,402	1,938,263

Voltas Ltd.	136,168	1,355,757

Wipro Ltd.	710,138	3,156,121

Zee Entertainment Enterprises Ltd.	657,749	1,698,746

Zomato Ltd.*	2,159,821	1,340,320

Total India		362,688,835

Indonesia – 2.5%

Astra International Tbk PT	13,578,000	5,433,192

Bank Central Asia Tbk PT	36,727,700	21,432,350

Bank Jago Tbk PT*	2,929,900	472,864

Barito Pacific Tbk PT	25,311,498	1,392,643

Berkah Beton Sadaya Tbk PT†	19,949,600	791,625

Chandra Asri Petrochemical Tbk PT	17,270,800	2,695,233

Charoen Pokphand Indonesia Tbk PT	5,588,500	1,859,790

Elang Mahkota Teknologi Tbk PT	37,464,600	1,973,859

GoTo Gojek Tokopedia Tbk PT*	658,971,500	4,790,283

Indofood CBP Sukses Makmur Tbk PT	1,538,600	1,023,544

Indofood Sukses Makmur Tbk PT	3,810,100	1,575,419

Kalbe Farma Tbk PT	14,686,700	2,056,892

Merdeka Copper Gold Tbk PT*	11,883,500	3,320,675

Sarana Menara Nusantara Tbk PT	28,112,600	1,734,246

Sumber Alfaria Trijaya Tbk PT	13,687,100	2,628,887

Unilever Indonesia Tbk PT	3,777,900	1,095,993

Total Indonesia		54,277,495

Malaysia – 1.1%

Genting Malaysia Bhd	3,946,500	2,370,136

Hong Leong Bank Bhd	1,059,408	4,854,670

Hong Leong Financial Group Bhd	406,600	1,656,809

MR DIY Group M Bhd(a)	4,243,200	1,490,529

Nestle Malaysia Bhd	89,100	2,768,410

PPB Group Bhd	1,025,500	3,848,675

Press Metal Aluminium Holdings Bhd	4,708,500	5,196,690

QL Resources Bhd	1,433,825	1,887,937

Total Malaysia		24,073,856

Mexico – 3.1%

Alfa SAB de CV, Class A	2,483,883	1,570,998

America Movil SAB de CV, Series B	11,528,396	12,086,428

Arca Continental SAB de CV	271,300	2,458,769

Banco del Bajio SA(a)	341,408	1,240,383

Cemex SAB de CV, Series CPO*	5,784,073	3,168,170

Coca-Cola Femsa SAB de CV	290,550	2,328,938

Corp. Inmobiliaria Vesta SAB de CV(b)	737,594	2,313,356

Fibra Uno Administracion SA de CV	1,541,025	2,148,183

Fomento Economico Mexicano SAB de CV(b)	737,980	7,021,764

Grupo Aeroportuario del Pacifico SAB de CV, Class B(b)	190,894	3,706,765

Grupo Aeroportuario del Sureste SAB de CV, Class B(b)	84,334	2,574,578

Grupo Bimbo SAB de CV, Series A(b)	641,535	3,221,887

Grupo Financiero Banorte SAB de CV, Class O	855,728	7,198,997

Grupo Mexico SAB de CV, Series B	1,343,034	6,346,981

Grupo Televisa SAB, Series CPO(b)	1,723,987	1,820,804

Wal-Mart de Mexico SAB de CV(b)	1,976,385	7,884,306

Total Mexico		67,091,307

Philippines – 1.0%

ACEN Corp.	173,610	19,544

Ayala Corp.	132,140	1,579,895

Bank of the Philippine Islands	1,197,884	2,258,496

BDO Unibank, Inc.	1,012,468	2,393,123

Globe Telecom, Inc.	20,955	718,479

International Container Terminal Services, Inc.	328,940	1,291,195

JG Summit Holdings, Inc.	885,240	779,969

Jollibee Foods Corp.	275,010	1,133,123

Metropolitan Bank & Trust Co.	1,598,230	1,719,791

PLDT, Inc.	72,855	1,902,954

SM Investments Corp.	219,775	3,593,856

SM Prime Holdings, Inc.	5,075,600	3,062,259

Total Philippines		20,452,684

Poland – 0.8%

Asseco Poland SA	92,702	1,637,544

Bank Polska Kasa Opieki SA	159,922	3,172,418

CD Projekt SA(b)	84,784	2,188,850

Dino Polska SA*(a)	60,703	5,510,833

LPP SA	956	2,125,899

Santander Bank Polska SA	37,133	2,515,155

Total Poland		17,150,699

Russia – 0.0%

Evraz PLC*†	757,034	0

HeadHunter Group PLC, ADR*†	35,535	0

Lukoil PJSC*†	383,480	0

Lukoil PJSC, ADR*†	91,105	0

Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	101,979	0

Mobile TeleSystems PJSC, ADR*†	777,676	0

Novatek PJSC*†	1,138,580	0

Novolipetsk Steel PJSC*†	948,540	0

Ozon Holdings PLC, ADR*†(b)	43,104	0

PhosAgro PJSC*†	43,175	0

PhosAgro PJSC, GDR*†(c)	835	0

Polyus PJSC*†	37,593	0

Severstal PAO, GDR*†(c)	123,722	0

Sistema PJSFC*†	4,256,200	0

Surgutneftegas PJSC*†	7,201,040	0

VK Co. Ltd., GDR*†	167,707	0

X5 Retail Group NV, GDR*†(c)	166,238	0

Yandex NV, Class A*†	402,553	0

Total Russia		0

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2023

Investments	Shares	Value

Saudi Arabia – 3.2%

Abdullah Al Othaim Markets Co.	18,578	$633,504

Advanced Petrochemical Co.	135,962	1,731,354

Al Rajhi Bank	1,396,400	27,342,462

Alinma Bank	663,997	5,209,450

Arab National Bank	84,476	580,622

Bank Al-Jazira	259,404	1,256,351

Bank AlBilad	330,471	3,503,942

Dallah Healthcare Co.	23,492	963,787

Dar Al Arkan Real Estate Development Co.*	558,495	2,383,539

Dr. Sulaiman Al Habib Medical Services Group Co.	51,951	4,032,960

Etihad Etisalat Co.	405,144	4,452,191

Jarir Marketing Co.	34,641	1,504,245

Mobile Telecommunications Co. Saudi Arabia*	412,346	1,428,057

Mouwasat Medical Services Co.	31,382	1,964,667

Nahdi Medical Co.	41,634	2,047,483

National Industrialization Co.*	178,520	581,164

Sahara International Petrochemical Co.	244,544	2,465,831

Saudi British Bank	250,793	2,355,131

Saudi Cement Co.	47,438	707,709

Saudi Research & Media Group*	46,879	2,462,780

Savola Group	144,653	1,077,084

Total Saudi Arabia		68,684,313

South Africa – 4.2%

Absa Group Ltd.	398,213	4,079,874

Anglo American Platinum Ltd.(b)	27,333	1,469,673

AngloGold Ashanti Ltd.	173,565	4,220,146

Aspen Pharmacare Holdings Ltd.	180,574	1,864,311

Bid Corp. Ltd.(b)	164,432	3,693,175

Capitec Bank Holdings Ltd.	39,614	3,768,136

Clicks Group Ltd.	140,050	2,029,649

Discovery Ltd.*	218,919	1,720,629

FirstRand Ltd.(b)	2,505,615	8,526,929

Gold Fields Ltd.	382,519	5,109,596

Growthpoint Properties Ltd.	3,415,154	2,513,846

Impala Platinum Holdings Ltd.	360,138	3,325,428

Mr. Price Group Ltd.	136,616	1,110,330

MultiChoice Group	353,346	2,456,743

Naspers Ltd., Class N	95,133	17,656,427

Nedbank Group Ltd.	251,503	3,073,886

Northam Platinum Holdings Ltd.*	151,910	1,239,425

Old Mutual Ltd.	2,822,898	1,877,424

Redefine Properties Ltd.	2,301,501	472,169

Remgro Ltd.	329,626	2,497,485

Sanlam Ltd.	797,092	2,532,455

Shoprite Holdings Ltd.	240,847	3,017,086

Sibanye Stillwater Ltd.(b)	1,243,483	2,567,213

Standard Bank Group Ltd.	582,801	5,676,418

Vodacom Group Ltd.	522,276	3,592,423

Woolworths Holdings Ltd.	518,576	1,868,540

Total South Africa		91,959,416

South Korea – 13.8%

Alteogen, Inc.*	28,243	860,187

Amorepacific Corp.(b)	12,846	1,349,873

Celltrion Healthcare Co. Ltd.	46,244	2,138,410

Celltrion, Inc.	42,435	4,882,869

CJ CheilJedang Corp.(b)	5,037	1,261,330

Coway Co. Ltd.	29,515	1,190,258

CS Wind Corp.(b)	18,954	1,061,372

DB Insurance Co. Ltd.	32,175	1,851,141

Doosan Enerbility Co. Ltd.*	185,537	2,422,805

Ecopro BM Co. Ltd.(b)	22,582	3,894,196

GS Holdings Corp.	57,546	1,785,811

Hana Financial Group, Inc.	119,821	3,745,988

Hankook Tire & Technology Co. Ltd.	59,607	1,593,366

Hanwha Galleria Co. Ltd.*	54,979	89,953

Hanwha Solutions Corp.*	48,749	2,010,847

HD Hyundai Co. Ltd.	36,014	1,607,262

HLB, Inc.*	43,857	1,170,665

HYBE Co. Ltd.*	15,053	2,184,208

Hyundai Engineering & Construction Co. Ltd.	52,643	1,473,931

Hyundai Glovis Co. Ltd.	9,805	1,193,757

Hyundai Motor Co.	62,993	8,927,456

Kakao Corp.	209,644	9,839,266

Kakao Games Corp.*(b)	38,167	1,222,540

KakaoBank Corp.(b)	145,959	2,707,616

KB Financial Group, Inc.	145,038	5,308,646

Kia Corp.	119,313	7,423,553

Korea Investment Holdings Co. Ltd.	48,244	2,038,192

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	27,952	1,664,001

Korea Zinc Co. Ltd.	5,712	2,426,344

Korean Air Lines Co. Ltd.	97,278	1,733,571

Krafton, Inc.*(b)	26,740	3,769,090

Kumho Petrochemical Co. Ltd.(b)	11,940	1,317,954

L&F Co. Ltd.(b)	10,544	2,539,113

LG Chem Ltd.	16,667	9,115,416

LG Corp.	47,195	3,001,687

LG Electronics, Inc.	43,571	3,858,921

LG Energy Solution Ltd.*(b)	15,614	7,004,322

LG H&H Co. Ltd.	3,338	1,538,426

LG Innotek Co. Ltd.	6,291	1,307,152

LG Uplus Corp.	219,922	1,829,516

NAVER Corp.	109,901	17,052,657

NCSoft Corp.	10,410	2,970,630

Pearl Abyss Corp.*	25,712	913,454

POSCO Chemical Co. Ltd.	12,884	2,696,847

POSCO Holdings, Inc.	30,329	8,573,240

Samsung Biologics Co. Ltd.*(a)	8,901	5,387,708

Samsung C&T Corp.	43,837	3,643,402

Samsung Electro-Mechanics Co. Ltd.	24,003	2,815,423

Samsung Electronics Co. Ltd.	1,834,924	90,206,349

Samsung Engineering Co. Ltd.*	74,814	1,821,718

Samsung Fire & Marine Insurance Co. Ltd.	14,348	2,270,375

Samsung Heavy Industries Co. Ltd.*	448,842	1,782,474

Samsung Life Insurance Co. Ltd.	38,163	1,840,947

Samsung SDI Co. Ltd.	19,942	11,258,878

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2023

Investments	Shares	Value

Samsung SDS Co. Ltd.	19,129	$1,704,470

Shinhan Financial Group Co. Ltd.	203,026	5,512,900

SK Hynix, Inc.	187,017	12,727,815

SK Innovation Co. Ltd.*	21,007	2,893,233

SK, Inc.	20,162	2,671,541

Woori Financial Group, Inc.	300,457	2,633,341

Yuhan Corp.	61,002	2,371,011

Total South Korea		300,089,424

Taiwan – 16.6%

Accton Technology Corp.(b)	242,000	2,535,446

Acer, Inc.(b)	1,614,000	1,492,211

Advantech Co. Ltd.	221,000	2,692,865

ASE Technology Holding Co. Ltd.	1,514,062	5,594,284

Asia Cement Corp.	1,601,000	2,276,814

Asustek Computer, Inc.(b)	310,000	2,774,448

AUO Corp.	3,315,200	2,003,438

Catcher Technology Co. Ltd.	332,000	2,071,763

Cathay Financial Holding Co. Ltd.	3,674,425	5,044,452

Cheng Shin Rubber Industry Co. Ltd.	1,303,000	1,564,156

China Development Financial Holding Corp.(b)	7,720,000	3,182,068

Chroma ATE, Inc.	249,000	1,451,597

Compal Electronics, Inc.(b)	1,764,000	1,462,879

CTBC Financial Holding Co. Ltd.	7,503,672	5,384,850

Delta Electronics, Inc.	753,500	7,449,002

E.Sun Financial Holding Co. Ltd.	6,138,291	5,100,542

Eclat Textile Co. Ltd.(b)	114,000	1,853,354

Eva Airways Corp.(b)	1,147,000	1,011,477

Evergreen Marine Corp. Taiwan Ltd.(b)	393,800	2,049,998

Far Eastern International Bank	715	261

Far Eastern New Century Corp.(b)	2,229,080	2,291,492

Far EasTone Telecommunications Co. Ltd.(b)	1,156,000	2,855,118

Feng TAY Enterprise Co. Ltd.	311,000	1,971,361

Formosa Chemicals & Fibre Corp.	1,790,000	4,062,370

Formosa Petrochemical Corp.(b)	739,000	2,063,059

Formosa Plastics Corp.	1,878,000	5,662,219

Fubon Financial Holding Co. Ltd.(b)	3,354,118	6,224,080

Giant Manufacturing Co. Ltd.(b)	195,853	1,132,117

Great Wall Enterprise Co. Ltd.	11,592	19,455

Hiwin Technologies Corp.(b)	222,752	1,832,642

Hon Hai Precision Industry Co. Ltd.	4,616,068	15,767,175

Hotai Motor Co. Ltd.	194,000	4,090,582

Innolux Corp.	6,465,765	3,079,189

Inventec Corp.	1,504,000	1,578,218

Largan Precision Co. Ltd.(b)	40,000	2,857,377

Lien Hwa Industrial Holdings Corp.	105	193

Lite-On Technology Corp.	900,000	2,166,680

Lotes Co. Ltd.	50,272	1,515,714

MediaTek, Inc.	625,000	16,154,857

Merida Industry Co. Ltd.	137,000	758,174

Micro-Star International Co. Ltd.(b)	366,000	1,730,980

momo.com, Inc.	200	5,932

Nan Ya Plastics Corp.	2,362,000	6,012,152

Nanya Technology Corp.(b)	636,000	1,389,080

Novatek Microelectronics Corp.(b)	236,000	3,344,577

Pegatron Corp.	747,000	1,710,022

Pou Chen Corp.	1,942,000	1,989,996

Powerchip Semiconductor Manufacturing Corp.(b)	1,472,000	1,600,236

President Chain Store Corp.	263,000	2,327,892

Quanta Computer, Inc.	1,154,000	3,377,006

Realtek Semiconductor Corp.(b)	233,000	2,965,350

Ruentex Development Co. Ltd.(b)	917,000	1,064,651

Shanghai Commercial & Savings Bank Ltd.(b)	2,280,159	3,516,002

Shin Kong Financial Holding Co. Ltd.	7,411,000	2,049,450

SinoPac Financial Holdings Co. Ltd.	6,189,643	3,374,598

Synnex Technology International Corp.	714,000	1,437,497

TA Chen Stainless Pipe(b)	858,610	1,283,086

Taishin Financial Holding Co. Ltd.	5,700,494	3,107,914

Taiwan Mobile Co. Ltd.	1,274,000	4,226,094

Taiwan Semiconductor Manufacturing Co. Ltd.	8,130,000	142,320,059

Tatung Co. Ltd.*(b)	1,101,000	1,193,300

Uni-President Enterprises Corp.	2,019,160	4,768,129

Unimicron Technology Corp.(b)	567,000	2,746,777

United Microelectronics Corp.*(b)	4,923,000	8,553,303

Voltronic Power Technology Corp.	36,000	2,045,488

Walsin Lihwa Corp.(b)	1,226,977	1,964,533

Wan Hai Lines Ltd.(b)	523,750	1,178,319

Winbond Electronics Corp.(b)	1,945,000	1,692,832

Wistron Corp.	1,487,000	2,043,877

Wiwynn Corp.(b)	49,000	1,810,493

WPG Holdings Ltd.(b)	915,000	1,508,597

Yageo Corp.(b)	247,847	4,306,136

Yuanta Financial Holding Co. Ltd.	6,053,817	4,443,807

Total Taiwan		360,166,142

Thailand – 2.5%

Advanced Info Service PCL, NVDR	1,113,300	6,902,167

Bangkok Expressway & Metro PCL, NVDR	4,876,600	1,262,112

BTS Group Holdings PCL, NVDR	6,869,000	1,426,229

Bumrungrad Hospital PCL, NVDR	342,300	2,262,313

Carabao Group PCL, NVDR(b)	479,600	1,342,936

Central Pattana PCL, NVDR	1,343,200	2,700,541

Central Retail Corp. PCL, NVDR	2,358,183	3,086,085

CP ALL PCL, NVDR	4,066,500	7,373,096

Delta Electronics Thailand PCL, NVDR(b)	238,900	7,978,471

Energy Absolute PCL, NVDR	1,180,900	2,624,606

Gulf Energy Development PCL, NVDR	3,647,600	5,626,872

Home Product Center PCL, NVDR(b)	4,348,500	1,831,215

Indorama Ventures PCL, NVDR	2,441,300	2,463,075

Intouch Holdings PCL, NVDR(b)	1,449,600	3,137,020

Minor International PCL, NVDR*	1,977,800	1,865,303

True Corp. PCL, NVDR	13,353,694	3,280,334

Total Thailand		55,162,375

Turkey – 0.6%

Akbank TAS	3,159,579	2,788,396

BIM Birlesik Magazalar AS	248,956	1,928,614

Enka Insaat ve Sanayi AS	1,030,493	1,572,985

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2023

Investments	Shares	Value

KOC Holding AS	575,847	$2,294,988

Turkcell Iletisim Hizmetleri AS	802,774	1,337,469

Turkiye Petrol Rafinerileri AS	67,079	1,852,492

Turkiye Sise ve Cam Fabrikalari AS	800,494	1,764,882

Total Turkey		13,539,826

United States – 0.1%
Legend Biotech Corp., ADR*(b)	29,897	1,441,633
TOTAL COMMON STOCKS (Cost: $2,270,870,652)		2,166,542,277

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car SA, expiring 5/11/23* (Cost: $0)	2,015	5,218

	Principal Amount

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24, Series N3 (Cost: $45,084)	3,280,857 INR	38,926
	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%

United States – 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d) (Cost: $44,021,109)	44,021,109	44,021,109

TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $2,314,936,845)		2,210,607,530

Other Assets less Liabilities – (1.8)%		(40,080,725)

NET ASSETS – 100.0%		$2,170,526,805
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,326,973, which represents 0.06% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $140,454,471 and the total market value of the collateral held by the Fund was $153,490,635. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $109,469,526.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$633,856,841	$—	$535,348	*	$634,392,189
Indonesia	53,485,870	—	791,625	*	54,277,495
Russia	—	—	0	*	0
Other	1,477,872,593	—	—		1,477,872,593
Rights	5,218	—	—		5,218
Corporate Bonds	—	38,926	—		38,926
Investment of Cash Collateral for Securities Loaned	—	44,021,109	—		44,021,109
Total Investments in Securities	$2,165,220,522	$44,060,035	$1,326,973		$2,210,607,530
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.3%

Brazil – 12.4%

Banco do Brasil SA	2,311,345	$17,828,845

Banco Santander Brasil SA	316,741	1,674,209

BB Seguridade Participacoes SA	859,814	5,513,052

BrasilAgro – Co. Brasileira de Propriedades Agricolas	143,227	680,789

Caixa Seguridade Participacoes SA	490,677	851,626

Cia de Saneamento do Parana	465,407	1,662,348

Cia Paranaense de Energia, UNIT	315,110	2,119,896

CPFL Energia SA	557,529	3,480,261

Dexco SA	847,828	983,231

EDP – Energias do Brasil SA	661,743	2,915,702

Energisa SA	394,871	3,129,218

Engie Brasil Energia SA	427,685	3,388,414

Grendene SA	423,473	600,517

JBS SA	1,753,144	6,172,007

Kepler Weber SA	237,598	830,849

Klabin SA	717,059	2,558,374

Mahle Metal Leve SA	91,116	548,466

Movida Participacoes SA	261,257	416,857

Petroleo Brasileiro SA	12,850,605	67,139,200

Porto Seguro SA	139,347	646,406

Santos Brasil Participacoes SA	1,136,648	1,820,341

Sao Martinho SA	250,313	1,333,949

SIMPAR SA	310,956	458,745

SLC Agricola SA	105,407	947,785

Telefonica Brasil SA	779,865	5,946,370

Transmissora Alianca de Energia Eletrica SA	969,153	6,657,581

Vale SA	7,903,556	125,156,849

Total Brazil		265,461,887

Chile – 1.1%

Aguas Andinas SA, Class A	4,125,841	1,175,740

Banco de Chile	48,688,501	4,754,243

Banco Santander Chile	58,480,065	2,607,382

Cencosud SA	1,723,790	3,348,986

Empresa Nacional de Telecomunicaciones SA	390,847	1,549,823

Empresas COPEC SA	904,368	6,417,202

Quinenco SA	811,099	3,154,690

Ripley Corp. SA	3,323,891	711,857

Total Chile		23,719,923

China – 24.8%

A-Living Smart City Services Co. Ltd.(a)(b)	1,033,500	896,583

Agricultural Bank of China Ltd., Class A	7,215,900	3,267,871

Agricultural Bank of China Ltd., Class H	25,481,000	9,445,883

Angang Steel Co. Ltd., Class A	1,095,200	473,657

Anhui Conch Cement Co. Ltd., Class A	439,600	1,808,382

Anhui Conch Cement Co. Ltd., Class H	2,475,000	8,575,851

Anhui Expressway Co. Ltd., Class H	1,158,000	1,166,858

BAIC Motor Corp. Ltd., Class H(a)	4,241,500	1,177,902

Bank of Beijing Co. Ltd., Class A	2,425,349	1,553,964

Bank of China Ltd., Class A	4,895,200	2,409,357

Bank of China Ltd., Class H	104,658,000	40,130,266

Bank of Chongqing Co. Ltd., Class A	664,895	698,075

Bank of Communications Co. Ltd., Class A	3,804,900	2,831,249

Bank of Communications Co. Ltd., Class H	28,930,000	18,205,746

Bank of Guiyang Co. Ltd., Class A	1,166,100	935,624

Bank of Jiangsu Co. Ltd., Class A	1,722,070	1,760,362

Bank of Shanghai Co. Ltd., Class A	1,291,002	1,126,076

Beijing Jingneng Clean Energy Co. Ltd., Class H	2,166,000	515,980

BOE Technology Group Co. Ltd., Class A	7,434,700	4,806,848

China Cinda Asset Management Co. Ltd., Class H	12,922,000	1,629,664

China CITIC Bank Corp. Ltd., Class H	14,102,000	7,095,956

China Communications Services Corp. Ltd., Class H	3,656,000	1,797,739

China Conch Venture Holdings Ltd.	1,676,000	2,925,012

China Construction Bank Corp., Class A	1,187,400	1,027,064

China Construction Bank Corp., Class H	107,530,054	69,723,753

China East Education Holdings Ltd.(a)	960,500	567,739

China Everbright Bank Co. Ltd., Class A	2,669,400	1,170,022

China Everbright Bank Co. Ltd., Class H	2,769,000	839,524

China Galaxy Securities Co. Ltd., Class H	5,531,000	2,783,132

China Life Insurance Co. Ltd., Class H	4,660,000	7,657,883

China Medical System Holdings Ltd.	1,511,000	2,386,818

China Merchants Securities Co. Ltd., Class H(a)(b)	437,200	418,824

China Minsheng Banking Corp. Ltd., Class A	2,823,000	1,418,221

China Minsheng Banking Corp. Ltd., Class H(b)	7,367,000	2,524,504

China Nonferrous Mining Corp. Ltd.	1,848,000	873,392

China Pacific Insurance Group Co. Ltd., Class H	1,888,600	5,016,250

China Petroleum & Chemical Corp., Class A	6,893,100	5,641,114

China Petroleum & Chemical Corp., Class H	53,254,000	31,477,724

China Railway Group Ltd., Class H	4,642,000	2,832,525

China Reinsurance Group Corp., Class H	5,554,000	389,136

China Risun Group Ltd.	1,619,000	738,351

China Shenhua Energy Co. Ltd., Class A	1,077,400	4,419,547

China Shenhua Energy Co. Ltd., Class H	10,598,500	33,348,359

China Suntien Green Energy Corp. Ltd., Class H	2,214,000	967,397

China Vanke Co. Ltd., Class A	1,254,300	2,783,559

China Vanke Co. Ltd., Class H	2,452,300	3,867,474

China Yongda Automobiles Services Holdings Ltd.	3,014,000	2,142,449

Chongqing Rural Commercial Bank Co. Ltd., Class A	1,339,500	715,851

Chongqing Rural Commercial Bank Co. Ltd., Class H	2,733,000	995,724

COSCO Shipping Holdings Co. Ltd., Class A	2,161,566	3,471,826

COSCO Shipping Holdings Co. Ltd., Class H(b)	7,071,000	7,953,800

CSC Financial Co. Ltd., Class H(a)	833,500	812,269

Daan Gene Co. Ltd., Class A	433,540	1,017,041

Excellence Commercial Property & Facilities Management Group Ltd.(b)	1,002,000	377,827

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2023

Investments	Shares	Value

Fangda Special Steel Technology Co. Ltd., Class A	867,700	$707,574

FAW Jiefang Group Co. Ltd., Class A	416,300	503,151

Focus Media Information Technology Co. Ltd., Class A	3,377,047	3,378,375

Foxconn Industrial Internet Co. Ltd., Class A*	1,027,600	2,576,744

Fufeng Group Ltd.	2,821,000	1,627,925

G-bits Network Technology Xiamen Co. Ltd., Class A	9,700	673,419

Gemdale Corp., Class A	894,509	1,094,153

GF Securities Co. Ltd., Class H	766,600	1,085,942

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,423,300	7,616,716

Guangdong Provincial Expressway Development Co. Ltd., Class A	466,816	513,224

Guotai Junan Securities Co. Ltd., Class H(a)	1,136,000	1,380,574

Haitong Securities Co. Ltd., Class H	2,062,000	1,287,116

Hengli Petrochemical Co. Ltd., Class A	435,200	1,026,639

Huatai Securities Co. Ltd., Class H(a)	929,800	1,062,466

Huaxia Bank Co. Ltd., Class A	1,119,700	877,199

Hunan Valin Steel Co. Ltd., Class A	1,176,700	954,410

Industrial & Commercial Bank of China Ltd., Class A	4,187,200	2,719,397

Industrial & Commercial Bank of China Ltd., Class H	88,907,823	47,342,302

Industrial Bank Co. Ltd., Class A	2,803,400	6,894,911

Jiangsu Expressway Co. Ltd., Class H	2,103,727	1,961,704

Jizhong Energy Resources Co. Ltd., Class A	494,900	492,933

KWG Living Group Holdings Ltd.(b)	2,672,000	418,673

Livzon Pharmaceutical Group, Inc., Class H	245,300	865,586

Longfor Group Holdings Ltd.(a)	2,534,000	7,150,122

Metallurgical Corp. of China Ltd., Class H	3,437,000	888,809

Nanjing Iron & Steel Co. Ltd., Class A	1,789,300	1,013,554

NetDragon Websoft Holdings Ltd.	528,500	927,742

New China Life Insurance Co. Ltd., Class A	121,100	537,846

PetroChina Co. Ltd., Class A	2,983,900	2,572,290

PetroChina Co. Ltd., Class H	57,170,000	33,865,248

PICC Property & Casualty Co. Ltd., Class H	5,434,000	5,544,792

Ping An Insurance Group Co. of China Ltd., Class A*	951,200	6,316,124

Ping An Insurance Group Co. of China Ltd., Class H	4,149,500	27,011,567

Postal Savings Bank of China Co. Ltd., Class A	966,000	654,100

Postal Savings Bank of China Co. Ltd., Class H(a)(b)	5,134,000	3,047,719

Shaanxi Coal Industry Co. Ltd., Class A	1,091,400	3,232,577

Shanghai Construction Group Co. Ltd., Class A	1,203,300	478,355

Shanghai Pudong Development Bank Co. Ltd., Class A	1,677,300	1,756,118

Shenzhen Expressway Corp. Ltd., Class H	1,946,000	1,730,340

Shui On Land Ltd.	7,837,500	948,493

Sinopec Engineering Group Co. Ltd., Class H	4,304,500	2,138,555

Sinotrans Ltd., Class H	4,127,000	1,277,538

Tangshan Jidong Cement Co. Ltd., Class A	453,200	572,827

TangShan Port Group Co. Ltd., Class A	2,411,600	1,088,632

Tingyi Cayman Islands Holding Corp.(b)	3,422,000	5,701,917

Uni-President China Holdings Ltd.	1,759,000	1,774,697

West China Cement Ltd.	5,228,000	639,352

Xiamen ITG Group Corp. Ltd., Class A	412,800	518,156

Xinte Energy Co. Ltd., Class H(b)	524,800	1,350,449

Xinyi Energy Holdings Ltd.(b)	2,718,000	817,136

Yankuang Energy Group Co. Ltd., Class H(b)	3,116,000	11,154,160

Zangge Mining Co. Ltd., Class A	181,300	637,836

Zhejiang Expressway Co. Ltd., Class H	2,266,000	1,801,265

Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	464,700	588,039

Zhuzhou Kibing Group Co. Ltd., Class A	555,700	843,993

Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	1,148,900	1,038,934

Total China		532,274,419

Czech Republic – 0.9%

CEZ AS(b)	323,633	15,740,657

Komercni Banka AS(b)	59,726	1,983,137

Moneta Money Bank AS(a)	504,503	2,031,189

Total Czech Republic		19,754,983

India – 5.0%

Bharat Petroleum Corp. Ltd.	1,136,459	4,761,145

Castrol India Ltd.	644,284	869,812

CESC Ltd.	852,173	691,112

Coal India Ltd.	5,343,842	13,892,396

GAIL India Ltd.	6,679,701	8,546,474

Hindustan Petroleum Corp. Ltd.	996,179	2,870,382

Indian Oil Corp. Ltd.	10,222,906	9,690,194

Indus Towers Ltd.	1,537,715	2,675,670

Mindspace Business Parks REIT(a)	330,524	1,315,540

National Aluminium Co. Ltd.	1,701,570	1,623,254

NHPC Ltd.	6,414,135	3,137,508

NMDC Ltd.	2,845,723	3,862,628

Oil & Natural Gas Corp. Ltd.	7,130,588	13,105,896

Oil India Ltd.	616,447	1,887,615

Oracle Financial Services Software Ltd.	30,517	1,211,935

Petronet LNG Ltd.	1,460,486	4,066,951

Power Grid Corp. of India Ltd.	6,812,674	18,709,829

SJVN Ltd.	1,767,929	715,282

Steel Authority of India Ltd.	3,521,025	3,543,197

Vardhman Textiles Ltd.	226,389	809,058

Vedanta Ltd.	2,749,184	9,180,952

Total India		107,166,830

Indonesia – 1.3%

Adaro Energy Indonesia Tbk PT	38,894,700	7,522,400

Astra Agro Lestari Tbk PT	846,600	457,332

Bukit Asam Tbk PT	15,901,800	4,231,430

Erajaya Swasembada Tbk PT	14,663,500	508,521

Gudang Garam Tbk PT	1,168,700	2,026,490

Hanjaya Mandala Sampoerna Tbk PT	17,250,400	1,294,255

Indo Tambangraya Megah Tbk PT	1,402,800	3,686,040

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2023

Investments	Shares	Value

Indocement Tunggal Prakarsa Tbk PT	2,311,100	$1,622,217

Indosat Tbk PT	5,782,700	2,680,300

Industri Jamu Dan Farmasi Sido Muncul Tbk PT	13,953,700	809,611

Matahari Department Store Tbk PT	3,608,800	1,186,527

Perusahaan Gas Negara Tbk PT	24,100,500	2,218,059

Puradelta Lestari Tbk PT	44,366,700	503,007

Total Indonesia		28,746,189

Malaysia – 2.3%

Astro Malaysia Holdings Bhd	5,900,500	929,370

British American Tobacco Malaysia Bhd	381,200	938,206

Bursa Malaysia Bhd	492,600	713,363

Malayan Banking Bhd	6,070,483	11,790,151

MISC Bhd	1,819,600	2,977,340

Petronas Chemicals Group Bhd	5,631,300	9,022,842

Petronas Gas Bhd	1,271,700	4,749,601

RHB Bank Bhd	5,416,300	6,849,395

Sime Darby Bhd	4,669,700	2,275,321

Sime Darby Plantation Bhd	3,868,900	3,743,955

Ta Ann Holdings Bhd	959,999	687,501

TIME dotCom Bhd	2,571,500	3,234,408

United Plantations Bhd	624,600	2,321,459

Total Malaysia		50,232,912

Mexico – 3.3%

Alfa SAB de CV, Class A	6,931,046	4,383,725

Alpek SAB de CV(b)	934,938	1,036,634

Banco del Bajio SA(a)	1,522,337	5,530,866

Bolsa Mexicana de Valores SAB de CV	615,570	1,316,303

FIBRA Macquarie Mexico(a)	1,311,739	2,077,743

Fibra Uno Administracion SA de CV	7,061,721	9,844,014

Genomma Lab Internacional SAB de CV, Class B(b)	1,039,389	834,113

Grupo Mexico SAB de CV, Series B	6,301,152	29,778,318

Kimberly-Clark de Mexico SAB de CV, Class A	2,076,230	4,364,959

Megacable Holdings SAB de CV, Series CPO(b)	455,207	1,157,430

Orbia Advance Corp. SAB de CV	2,347,176	5,093,174

Qualitas Controladora SAB de CV(b)	236,258	1,508,539

Regional SAB de CV	178,430	1,360,558

TF Administradora Industrial S de Real de CV	727,975	1,340,561

Total Mexico		69,626,937

Philippines – 0.3%

DMCI Holdings, Inc.	7,169,800	1,516,651

Manila Electric Co.	403,080	2,305,856

PLDT, Inc.	124,364	3,248,356

Total Philippines		7,070,863

Poland – 0.9%

Bank Polska Kasa Opieki SA	160,322	3,180,353

Cyfrowy Polsat SA	424,379	1,649,030

Polski Koncern Naftowy Orlen SA	576,597	7,794,944

Powszechna Kasa Oszczednosci Bank Polski SA	956,024	6,329,036

Total Poland		18,953,363

Russia – 0.0%

Evraz PLC*†	2,288,532	0

Magnit PJSC*†(c)	200,622	0

Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	298,929	0

MMC Norilsk Nickel PJSC*†	148,519	0

MMC Norilsk Nickel PJSC, ADR*†	13	0

Mobile TeleSystems PJSC, ADR*†	1,549,581	0

Novolipetsk Steel PJSC*†	5,213,400	0

PhosAgro PJSC*†	95,795	0

PhosAgro PJSC, GDR*†(c)	1,853	0

Polyus PJSC*†	35,478	0

Polyus PJSC, GDR*†	1	0

Sberbank of Russia PJSC*†	9,700,476	0

Severstal PAO, GDR*†(c)	775,843	0

Tatneft PJSC*†	1,371,750	0

Tatneft PJSC, ADR*†	3,217	0

Total Russia		0

Saudi Arabia – 1.0%

Arabian Cement Co.	69,888	675,849

Arabian Centres Co. Ltd.	234,563	1,273,515

Sahara International Petrochemical Co.	932,041	9,398,128

Saudi Cement Co.	106,905	1,594,874

Saudi Industrial Investment Group	592,306	3,941,659

Yanbu National Petrochemical Co.	395,869	4,445,182

Total Saudi Arabia		21,329,207

South Africa – 6.7%

Absa Group Ltd.	667,292	6,836,711

AECI Ltd.	187,546	992,353

African Rainbow Minerals Ltd.(b)	277,886	3,612,636

Anglo American Platinum Ltd.(b)	110,494	5,941,174

Astral Foods Ltd.	77,330	688,724

AVI Ltd.	667,785	2,642,159

Equites Property Fund Ltd.	1,676,397	1,452,232

Exxaro Resources Ltd.	1,023,319	10,759,485

FirstRand Ltd.(b)	3,893,148	13,248,881

Growthpoint Properties Ltd.	10,666,458	7,851,427

Hyprop Investments Ltd.	1,076,089	1,801,316

Impala Platinum Holdings Ltd.(b)	1,630,419	15,054,899

Investec Ltd.	237,094	1,311,183

JSE Ltd.	105,916	584,784

KAP Industrial Holdings Ltd.	3,994,501	715,937

Momentum Metropolitan Holdings(b)	1,132,973	1,125,789

Motus Holdings Ltd.	364,367	1,992,030

MultiChoice Group	718,722	4,997,128

Nedbank Group Ltd.	709,480	8,671,311

Old Mutual Ltd.	4,682,448	3,114,155

Redefine Properties Ltd.	13,492,993	2,768,183

Resilient REIT Ltd.	999,443	2,624,999

Royal Bafokeng Platinum Ltd.(b)	178,540	1,442,609

Sanlam Ltd.	1,505,007	4,781,583

SPAR Group Ltd.(b)	199,717	1,585,016

Standard Bank Group Ltd.	1,165,980	11,356,517

Thungela Resources Ltd.	655,145	7,464,425

Tiger Brands Ltd.	174,092	1,967,532

Truworths International Ltd.	1,415,241	4,253,101

Vodacom Group Ltd.	1,662,168	11,433,055

Total South Africa		143,071,334

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2023

Investments	Shares	Value

South Korea – 5.9%

BNK Financial Group, Inc.	367,840	$1,839,412

Daishin Securities Co. Ltd.	46,828	460,420

DB Insurance Co. Ltd.	58,347	3,356,908

DGB Financial Group, Inc.	195,660	1,037,027

GS Engineering & Construction Corp.	124,567	1,975,887

Hana Financial Group, Inc.	327,019	10,223,661

HD Hyundai Co. Ltd.	84,784	3,783,808

Hyosung Corp.	21,808	1,132,405

iMarketKorea, Inc.	62,098	473,659

Industrial Bank of Korea	380,778	2,954,148

JB Financial Group Co. Ltd.	136,380	915,590

KB Financial Group, Inc.(b)	393,801	14,413,809

KCC Glass Corp.	15,159	461,693

Korea Gas Corp.*	50,133	1,043,595

Korean Reinsurance Co.	107,886	602,474

KT&G Corp.	137,136	8,837,969

Kumho Petrochemical Co. Ltd.	31,975	3,529,445

LG Uplus Corp.	249,377	2,074,550

LX International Corp.	51,428	1,143,635

LX Semicon Co. Ltd.	16,901	1,454,017

POSCO Holdings, Inc.	130,638	36,928,052

S-Oil Corp.	59,563	3,664,782

Samsung Fire & Marine Insurance Co. Ltd.	26,009	4,115,569

Seah Besteel Holdings Corp.	12,966	225,587

Shinhan Financial Group Co. Ltd.	474,427	12,882,432

SK Discovery Co. Ltd.	8,035	195,035

SSANGYONG C&E Co. Ltd.(b)	213,419	1,011,480

Woori Financial Group, Inc.	665,003	5,828,386

Total South Korea		126,565,435

Taiwan – 31.2%

Acer, Inc.(b)	5,675,000	5,246,777

Arcadyan Technology Corp.	220,000	769,521

ASE Technology Holding Co. Ltd.(b)	8,878,000	32,803,192

Asia Cement Corp.(b)	4,098,000	5,827,848

Asia Optical Co., Inc.(b)	229,000	496,395

Asustek Computer, Inc.(b)	1,624,000	14,534,527

AUO Corp.(b)	17,865,000	10,796,157

BES Engineering Corp.	2,910,000	885,018

Capital Securities Corp.(b)	2,789,000	1,099,204

Catcher Technology Co. Ltd.	684,000	4,268,331

Cathay Financial Holding Co. Ltd.(b)	8,036,479	11,032,920

Chang Wah Electromaterials, Inc.	489,000	594,236

Cheng Loong Corp.(b)	1,292,000	1,198,752

Chicony Electronics Co. Ltd.	1,276,386	3,995,060

Chicony Power Technology Co. Ltd.	351,000	933,771

China Development Financial Holding Corp.(b)	14,312,000	5,899,190

China General Plastics Corp.(b)	1,135,000	980,392

China Steel Corp.(b)	40,501,000	41,102,912

ChipMOS Technologies, Inc.	1,230,000	1,549,240

Chong Hong Construction Co. Ltd.	438,000	1,127,817

Chun Yuan Steel Industry Co. Ltd.(b)	767,000	403,054

Chung Hung Steel Corp.(b)	1,857,000	1,610,142

Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	601,000	1,867,299

Cleanaway Co. Ltd.	108,000	666,853

Compal Electronics, Inc.(b)	7,092,000	5,881,370

Continental Holdings Corp.	968,000	979,207

CTBC Financial Holding Co. Ltd.	12,051,000	8,648,144

CTCI Corp.	997,000	1,372,011

Daxin Materials Corp.	118,000	323,219

Eastern Media International Corp.(b)	541,000	334,044

Edom Technology Co. Ltd.(b)	456,000	427,582

Elan Microelectronics Corp.	700,000	2,294,441

Elite Material Co. Ltd.(b)	344,000	2,056,261

Elite Semiconductor Microelectronics Technology, Inc.(b)	621,000	1,698,967

Eternal Materials Co. Ltd.(b)	1,087,000	1,119,220

Everlight Electronics Co. Ltd.	761,000	1,001,003

Farglory Land Development Co. Ltd.	575,000	1,070,778

Feng Hsin Steel Co. Ltd.(b)	716,000	1,601,432

FLEXium Interconnect, Inc.*	452,000	1,469,677

Formosa Chemicals & Fibre Corp.	5,292,000	12,010,089

Formosa International Hotels Corp.(b)	112,000	1,026,291

Formosa Plastics Corp.	11,737,000	35,387,359

Formosan Union Chemical(b)	898,000	743,233

Fubon Financial Holding Co. Ltd.(b)	8,572,668	15,907,899

Fusheng Precision Co. Ltd.	160,000	1,192,873

Getac Holdings Corp.(b)	735,000	1,291,485

Gigabyte Technology Co. Ltd.	1,182,000	5,182,593

Global Mixed Mode Technology, Inc.(b)	157,000	930,733

Goldsun Building Materials Co. Ltd.	2,048,000	1,876,647

Greatek Electronics, Inc.(b)	978,000	1,712,042

Highwealth Construction Corp.(b)	2,302,817	3,112,273

Holtek Semiconductor, Inc.(b)	396,000	961,143

Holy Stone Enterprise Co. Ltd.	217,000	716,266

Hon Hai Precision Industry Co. Ltd.	11,332,000	38,706,889

Hsin Kuang Steel Co. Ltd.(b)	615,000	968,528

Huaku Development Co. Ltd.	417,000	1,273,701

Huang Hsiang Construction Corp.(b)	527,000	785,805

Hung Sheng Construction Ltd.	506,000	381,401

IBF Financial Holdings Co. Ltd.	1,919,748	778,681

Innolux Corp.(b)	18,174,000	8,654,996

Inventec Corp.	4,012,000	4,209,981

ITE Technology, Inc.	233,000	687,196

ITEQ Corp.(b)	493,000	1,267,818

Kindom Development Co. Ltd.	1,163,000	1,145,907

King Yuan Electronics Co. Ltd.(b)	3,183,000	5,070,219

King’s Town Bank Co. Ltd.(b)	452,000	523,294

KMC Kuei Meng International, Inc.(b)	33,000	154,988

Lelon Electronics Corp.	151,000	325,334

Lite-On Technology Corp.(b)	3,187,000	7,672,456

Longchen Paper & Packaging Co. Ltd.(b)	1,227,453	683,318

Macronix International Co. Ltd.(b)	3,000,000	3,453,485

MediaTek, Inc.	3,474,000	89,795,156

Micro-Star International Co. Ltd.(b)	2,030,000	9,600,788

Mirle Automation Corp.	400,000	499,877

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2023

Investments	Shares	Value

Namchow Holdings Co. Ltd.	233,000	$360,816

Nan Ya Plastics Corp.(b)	17,528,000	44,615,157

Nanya Technology Corp.(b)	1,620,000	3,538,222

Nichidenbo Corp.	465,000	907,168

Novatek Microelectronics Corp.(b)	1,153,000	16,340,241

Pegatron Corp.(b)	3,541,000	8,106,009

Powerchip Semiconductor Manufacturing Corp.(b)	3,761,000	4,088,648

Powertech Technology, Inc.	1,753,000	5,239,281

President Securities Corp.	1,011,000	534,596

Primax Electronics Ltd.(b)	669,000	1,327,124

Promate Electronic Co. Ltd.	544,000	746,833

Qisda Corp.	2,674,000	2,783,999

Quanta Computer, Inc.(b)	5,124,990	14,997,507

Raydium Semiconductor Corp.(b)	125,000	1,699,647

Realtek Semiconductor Corp.(b)	990,000	12,599,557

Shin Kong Financial Holding Co. Ltd.(b)	7,642,776	2,113,545

Sigurd Microelectronics Corp.	748,000	1,373,288

Sitronix Technology Corp.(b)	209,000	1,630,265

Standard Foods Corp.(b)	729,000	978,066

Stark Technology, Inc.	155,000	490,746

Supreme Electronics Co. Ltd.	787,539	1,152,307

Synnex Technology International Corp.	2,785,000	5,607,045

Systex Corp.	450,000	1,164,628

T3EX Global Holdings Corp.(b)	227,000	583,017

Taita Chemical Co. Ltd.(b)	542,200	377,523

Taiwan Cogeneration Corp.(b)	403,000	563,187

Taiwan Glass Industry Corp.(b)	2,205,000	1,488,226

Taiwan Hon Chuan Enterprise Co. Ltd.(b)	507,000	1,618,537

Taiwan Paiho Ltd.	438,000	848,740

Taiwan PCB Techvest Co. Ltd.	691,000	939,565

Taiwan Sakura Corp.	214,000	448,418

Taiwan Secom Co. Ltd.	429,000	1,486,477

Taiwan Surface Mounting Technology Corp.	424,000	1,353,569

Taiwan-Asia Semiconductor Corp.(b)	608,000	774,789

Test Research, Inc.(b)	400,000	834,223

Ton Yi Industrial Corp.	1,129,000	715,648

Tong Hsing Electronic Industries Ltd.	128,700	839,049

Topco Scientific Co. Ltd.	394,435	2,448,418

Transcend Information, Inc.	333,000	799,484

Tripod Technology Corp.	737,000	2,711,027

TSRC Corp.	1,050,000	972,494

Tung Ho Steel Enterprise Corp.(b)	1,047,000	1,925,675

TXC Corp.(b)	751,000	2,195,221

U-Ming Marine Transport Corp.(b)	745,000	1,365,334

United Integrated Services Co. Ltd.	343,000	2,382,609

United Microelectronics Corp.*(b)	18,824,000	32,705,135

Universal Cement Corp.	912,000	793,760

USI Corp.	1,658,000	1,443,041

Visual Photonics Epitaxy Co. Ltd.(b)	343,000	1,039,786

Wah Lee Industrial Corp.	164,000	471,842

Walsin Technology Corp.(b)	476,000	1,511,756

Weikeng Industrial Co. Ltd.	922,000	906,935

Wistron Corp.	5,678,561	7,805,166

WPG Holdings Ltd.(b)	2,339,280	3,856,864

WT Microelectronics Co. Ltd.	501,000	1,112,328

Yang Ming Marine Transport Corp.(b)	4,927,000	10,404,995

YC INOX Co. Ltd.(b)	547,000	529,978

YFY, Inc.	1,552,000	1,353,333

Yuanta Financial Holding Co. Ltd.	9,191,810	6,747,252

Total Taiwan		669,404,804

Thailand – 1.9%

Bangkok Chain Hospital PCL, NVDR(b)	3,426,800	2,044,355

Banpu PCL, NVDR	5,500,800	1,737,349

Chularat Hospital PCL, NVDR	13,233,800	1,400,975

Dynasty Ceramic PCL, NVDR(b)	12,597,000	854,658

IRPC PCL, NVDR	16,633,900	1,274,479

Kiatnakin Phatra Bank PCL, NVDR	545,400	1,008,819

Land & Houses PCL, NVDR(b)	9,333,100	2,688,435

Major Cineplex Group PCL, NVDR	1,160,400	573,498

Northeast Rubber PCL, NVDR(b)	2,939,425	511,466

Polyplex Thailand PCL, NVDR	720,387	370,780

Precious Shipping PCL, NVDR(b)	2,286,100	915,911

PTT Global Chemical PCL, NVDR	2,455,900	3,285,785

PTT PCL, NVDR	17,654,400	16,263,009

Quality Houses PCL, NVDR	10,537,500	745,745

Ratch Group PCL, NVDR	777,600	875,496

Regional Container Lines PCL, NVDR(b)	838,800	650,042

Somboon Advance Technology PCL, NVDR(b)	855,300	475,236

Star Petroleum Refining PCL, NVDR(b)	6,058,900	1,913,617

Thanachart Capital PCL, NVDR	1,084,900	1,451,504

TTW PCL, NVDR	2,830,177	724,201

Total Thailand		39,765,360

Turkey – 0.3%

Dogus Otomotiv Servis ve Ticaret AS	118,010	751,895

Ford Otomotiv Sanayi AS	73,736	2,246,845

Iskenderun Demir ve Celik AS*	393,443	660,008

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,209,495	1,195,948

Tofas Turk Otomobil Fabrikasi AS	192,821	1,875,472

Turk Traktor ve Ziraat Makineleri AS	24,810	647,425

Total Turkey		7,377,593
TOTAL COMMON STOCKS (Cost: $2,113,272,569)		2,130,522,039

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree Global High Dividend Fund(d)
(Cost: $2,338,438)	48,369	2,263,456

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(e)
(Cost: $20,017,278)	20,017,278	20,017,278

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $2,135,628,285)		2,152,802,773

Other Assets less Liabilities – (0.3)%		(6,963,182)

NET ASSETS – 100.0%		$2,145,839,591

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2023

*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $252,846,236 and the total market value of the collateral held by the Fund was $272,668,635. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $252,651,357.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree Global High Dividend Fund	$1,246,049	$5,048,774	$3,787,577	$(142,331)	$(101,459)	$2,263,456	$51,785

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	4/3/2023	3,346,980	PHP	61,525	USD	$40	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	2,130,522,039	—	—		2,130,522,039
Exchange-Traded Fund	2,263,456	—	—		2,263,456
Investment of Cash Collateral for Securities Loaned	—	20,017,278	—		20,017,278
Total Investments in Securities	$2,132,785,495	$20,017,278	$0		$2,152,802,773
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$40	$—		$40
Total – Net	$2,132,785,495	$20,017,318	$0		$2,152,802,813
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.4%

Brazil – 5.0%

Ambev SA	1,494	$4,222

Banco do Brasil SA	561	4,327

BB Seguridade Participacoes SA	711	4,559

CCR SA	2,743	6,925

Cia de Saneamento Basico do Estado de Sao Paulo	233	2,326

CPFL Energia SA	1,402	8,752

Energisa SA	1,069	8,471

Engie Brasil Energia SA	1,195	9,468

Equatorial Energia SA	1,590	8,454

Hypera SA	607	4,513

Klabin SA	2,139	7,632

Sendas Distribuidora SA	630	1,931

Suzano SA	942	7,729

TIM SA	7,016	17,408

Vibra Energia SA	1,735	4,931

WEG SA	753	6,022

Total Brazil		107,670

Chile – 2.3%

Banco de Chile	135,854	13,265

Banco de Credito e Inversiones SA	461	13,587

Cencosud SA	2,908	5,650

Empresas CMPC SA	4,055	6,813

Enel Americas SA	72,732	9,632

Total Chile		48,947

China – 28.8%

3SBio, Inc.(a)	14,500	14,445

Anhui Gujing Distillery Co. Ltd., Class B	500	8,924

Bank of Chengdu Co. Ltd., Class A	2,600	5,134

Bank of China Ltd., Class H	55,000	21,089

Bank of Communications Co. Ltd., Class H	33,000	20,767

Bank of Jiangsu Co. Ltd., Class A	7,700	7,871

C&D International Investment Group Ltd.	6,000	19,682

China CITIC Bank Corp. Ltd., Class H	43,000	21,637

China Coal Energy Co. Ltd., Class H(b)	19,000	14,401

China Construction Bank Corp., Class H	32,000	20,749

China Everbright Bank Co. Ltd., Class H	31,000	9,399

China Resources Pharmaceutical Group Ltd.(a)	15,500	12,282

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	3,346

COSCO Shipping Development Co. Ltd., Class A	5,600	2,014

Daan Gene Co. Ltd., Class A	1,200	2,815

Daqin Railway Co. Ltd., Class A	4,200	4,397

Daqo New Energy Corp., ADR*	457	21,406

East Buy Holding Ltd.*(a)(b)	3,000	12,936

ENN Natural Gas Co. Ltd., Class A	2,300	6,983

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	400	1,927

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	2,566

Heilongjiang Agriculture Co. Ltd., Class A	1,000	1,954

Hengan International Group Co. Ltd.	3,000	13,873

Huaibei Mining Holdings Co. Ltd., Class A	1,200	2,369

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	700	2,903

Hubei Xingfa Chemicals Group Co. Ltd., Class A	400	1,774

Industrial & Commercial Bank of China Ltd., Class H	39,000	20,767

Inner Mongolia ERDOS Resources Co. Ltd., Class A	2,500	5,588

Inner Mongolia Yitai Coal Co. Ltd., Class B	10,300	15,131

JCET Group Co. Ltd., Class A	1,500	7,088

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	3,300	6,329

Jointown Pharmaceutical Group Co. Ltd., Class A	2,200	4,786

Lenovo Group Ltd.	24,000	25,987

People’s Insurance Co. Group of China Ltd., Class H	60,000	20,026

PetroChina Co. Ltd., Class H	36,000	21,325

PICC Property & Casualty Co. Ltd., Class H	22,000	22,448

Shaanxi Coal Industry Co. Ltd., Class A	1,800	5,331

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	800	2,311

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,800	17,253

Shanghai Baosight Software Co. Ltd., Class B	5,040	16,642

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,600	5,112

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	300	2,672

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	900	3,725

Sichuan Road & Bridge Group Co. Ltd., Class A	1,000	2,009

Sinopharm Group Co. Ltd., Class H	5,600	16,943

TBEA Co. Ltd., Class A	2,100	6,639

Tencent Holdings Ltd.	600	29,488

Tingyi Cayman Islands Holding Corp.	8,000	13,330

Tongwei Co. Ltd., Class A	1,100	6,233

Vipshop Holdings Ltd., ADR*	1,278	19,400

Want Want China Holdings Ltd.	21,000	13,510

Yankuang Energy Group Co. Ltd., Class H(b)	4,000	14,318

Yealink Network Technology Corp. Ltd., Class A	700	7,748

Yum China Holdings, Inc.	325	20,602

Zhongji Innolight Co. Ltd., Class A	1,300	11,150

Total China		621,534

Czech Republic – 0.1%

CEZ AS	57	2,772

Hong Kong – 0.9%

Orient Overseas International Ltd.(b)	1,000	19,134

Hungary – 0.5%

MOL Hungarian Oil & Gas PLC	1,488	10,898

India – 13.7%

ABB India Ltd.	190	7,780

Asian Paints Ltd.	266	8,939

Axis Bank Ltd.	1,216	12,703

Bajaj Auto Ltd.	232	10,967

Bharat Electronics Ltd.	2,659	3,156

Britannia Industries Ltd.	117	6,153

Cipla Ltd.	641	7,024

Coal India Ltd.	1,850	4,809

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2023

Investments	Shares	Value

Colgate-Palmolive India Ltd.	376	$6,896

Dr. Reddy’s Laboratories Ltd.	133	7,481

Eicher Motors Ltd.	235	8,432

GAIL India Ltd.	3,444	4,407

Grasim Industries Ltd.	472	9,377

HCL Technologies Ltd.	1,091	14,407

Hero MotoCorp Ltd.	291	8,312

Indian Hotels Co. Ltd.	2,217	8,750

Indraprastha Gas Ltd.	481	2,509

Infosys Ltd.	760	13,205

ITC Ltd.	1,181	5,511

Mahindra & Mahindra Ltd.	738	10,405

Maruti Suzuki India Ltd.	93	9,384

Mphasis Ltd.	500	10,925

NTPC Ltd.	3,271	6,969

Oil & Natural Gas Corp. Ltd.	2,104	3,867

Petronet LNG Ltd.	2,152	5,993

Power Grid Corp. of India Ltd.	1,844	5,064

SBI Cards & Payment Services Ltd.	423	3,810

Siemens Ltd.	224	9,069

State Bank of India	625	3,983

Sun Pharmaceutical Industries Ltd.	614	7,345

Tata Consultancy Services Ltd.	347	13,536

Tech Mahindra Ltd.	1,032	13,836

Torrent Pharmaceuticals Ltd.	377	7,052

Tube Investments of India Ltd.	197	6,105

TVS Motor Co. Ltd.	692	9,070

UPL Ltd.	1,051	9,178

Varun Beverages Ltd.	128	2,160

Vedanta Ltd.	1,845	6,161

Total India		294,730

Indonesia – 5.0%

Adaro Energy Indonesia Tbk PT	44,300	8,568

Astra International Tbk PT	26,300	10,524

Bank Central Asia Tbk PT	26,200	15,289

Bank Negara Indonesia Persero Tbk PT	12,100	7,545

Bank Rakyat Indonesia Persero Tbk PT	23,900	7,539

Indah Kiat Pulp & Paper Tbk PT	18,000	9,003

Indofood CBP Sukses Makmur Tbk PT	10,200	6,785

Indofood Sukses Makmur Tbk PT	16,500	6,823

Kalbe Farma Tbk PT	64,600	9,047

Telkom Indonesia Persero Tbk PT	51,000	13,809

United Tractors Tbk PT	6,500	12,615

Total Indonesia		107,547

Luxembourg – 0.1%

Reinet Investments SCA	159	3,272

Malaysia – 4.1%

AMMB Holdings Bhd	11,200	9,518

Genting Malaysia Bhd	16,500	9,909

Hong Leong Bank Bhd	2,200	10,081

Hong Leong Financial Group Bhd	2,300	9,372

IOI Corp. Bhd	2,800	2,418

Kuala Lumpur Kepong Bhd	400	1,884

MISC Bhd	2,800	4,582

Petronas Chemicals Group Bhd	3,000	4,807

Petronas Gas Bhd	1,400	5,229

Public Bank Bhd	5,300	4,804

RHB Bank Bhd	6,520	8,245

Sime Darby Bhd	7,700	3,752

Sime Darby Plantation Bhd	2,300	2,226

Telekom Malaysia Bhd	10,800	11,993

Total Malaysia		88,820

Mexico – 5.0%

Alfa SAB de CV, Class A	13,719	8,677

America Movil SAB de CV, Series B	17,250	18,085

Arca Continental SAB de CV	1,034	9,371

Coca-Cola Femsa SAB de CV	1,078	8,641

Fomento Economico Mexicano SAB de CV(b)	875	8,325

Gruma SAB de CV, Class B	455	6,699

Grupo Bimbo SAB de CV, Series A	1,438	7,222

Grupo Financiero Inbursa SAB de CV, Class O*(b)	6,584	14,130

Orbia Advance Corp. SAB de CV	4,083	8,860

Promotora y Operadora de Infraestructura SAB de CV	1,186	11,820

Wal-Mart de Mexico SAB de CV	1,600	6,383

Total Mexico		108,213

Philippines – 1.6%

Bank of the Philippine Islands	4,511	8,505

International Container Terminal Services, Inc.	1,870	7,340

Jollibee Foods Corp.	2,300	9,477

Metropolitan Bank & Trust Co.	7,910	8,512

Total Philippines		33,834

Poland – 0.2%

PGE Polska Grupa Energetyczna SA*	1,494	2,177

Polski Koncern Naftowy Orlen SA	145	1,960

Total Poland		4,137

Russia – 0.0%

Lukoil PJSC*†	67	0

Lukoil PJSC, ADR*†	46	0

Magnit PJSC*†	32	0

Magnit PJSC, GDR*†(c)	1	0

MMC Norilsk Nickel PJSC*†	29	0

MMC Norilsk Nickel PJSC, ADR*†	11	0

Mobile TeleSystems PJSC, ADR*†	1,696	0

Novolipetsk Steel PJSC*†	3,110	0

PhosAgro PJSC*†	178	0

PhosAgro PJSC, GDR*†(c)	4	0

Polyus PJSC*†	59	0

Rosneft Oil Co. PJSC*†	1,588	0

Sberbank of Russia PJSC, ADR*†	639	0

Severstal PAO, GDR*†(c)	475	0

VTB Bank PJSC*†	16,536,000	0

X5 Retail Group NV, GDR*†(c)	223	0

Total Russia		0

South Africa – 6.1%

Bid Corp. Ltd.	261	5,862

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2023

Investments	Shares		Value

Bidvest Group Ltd.	265		$3,785

Clicks Group Ltd.	336		4,869

FirstRand Ltd.(b)	3,838		13,061

Foschini Group Ltd.	369		1,892

Growthpoint Properties Ltd.	5,409		3,981

Mr. Price Group Ltd.	806		6,551

MTN Group Ltd.*	572		4,109

MultiChoice Group	1,474		10,248

Nedbank Group Ltd.	1,135		13,872

Old Mutual Ltd.	21,238		14,125

Pepkor Holdings Ltd.(a)	6,144		5,970

Remgro Ltd.	1,744		13,214

Sasol Ltd.	144		1,948

Shoprite Holdings Ltd.	417		5,224

Standard Bank Group Ltd.	1,364		13,285

Woolworths Holdings Ltd.	2,365		8,522

Total South Africa			130,518

South Korea – 8.6%

BGF Retail Co. Ltd.	54		7,537

Cheil Worldwide, Inc.	661		9,454

DB Insurance Co. Ltd.	293		16,857

Doosan Bobcat, Inc.	466		15,643

GS Holdings Corp.	462		14,337

Hyundai Glovis Co. Ltd.	127		15,462

Kia Corp.	284		17,670

KT&G Corp.	119		7,669

Kumho Petrochemical Co. Ltd.	122		13,467

LG Uplus Corp.	2,124		17,669

Meritz Financial Group, Inc.	646		19,154

Orion Corp.	65		6,820

Samsung Electronics Co. Ltd.	464		22,811

Total South Korea			184,550

Taiwan – 12.9%

ASE Technology Holding Co. Ltd.	4,000		14,780

Evergreen Marine Corp. Taiwan Ltd.	1,400		7,288

Far Eastern New Century Corp.	11,000		11,308

Far EasTone Telecommunications Co. Ltd.	9,000		22,228

Inventec Corp.	20,000		20,987

Lite-On Technology Corp.	7,000		16,852

Micro-Star International Co. Ltd.	3,000		14,188

Novatek Microelectronics Corp.	1,000		14,172

Pou Chen Corp.	10,000		10,247

President Chain Store Corp.	1,000		8,851

Taiwan Semiconductor Manufacturing Co. Ltd.	4,500		78,775

United Microelectronics Corp.*	9,000		15,637

Walsin Lihwa Corp.	4,000		6,405

Wiwynn Corp.	500		18,474

Yang Ming Marine Transport Corp.	1,000		2,112

Zhen Ding Technology Holding Ltd.	4,000		14,977

Total Taiwan			277,281

Thailand – 1.5%

Bangkok Dusit Medical Services PCL, NVDR	7,700		6,643

Bumrungrad Hospital PCL, NVDR	900		5,948

Indorama Ventures PCL, NVDR	8,300		8,374

Minor International PCL, NVDR*	9,100		8,582

PTT Exploration & Production PCL, NVDR	800		3,521

Total Thailand			33,068

Turkey – 2.7%

Akbank TAS	11,953		10,549

Ford Otomotiv Sanayi AS	304		9,263

Haci Omer Sabanci Holding AS	3,249		6,696

KOC Holding AS	1,966		7,835

Turk Hava Yollari AO*	309		1,908

Turkiye Is Bankasi AS, Class C	19,802		13,380

Turkiye Sise ve Cam Fabrikalari AS	3,515		7,750

Total Turkey			57,381

United Kingdom – 0.3%

Pepco Group NV*	696		6,705
TOTAL COMMON STOCKS (Cost: $2,114,853)			2,141,011

	Principal Amount

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24, Series N3

(Cost: $124)	9,164	INR	109

	Shares

PREFERRED STOCKS – 0.7%

Brazil – 0.5%

Cia Energetica de Minas Gerais	1,385		3,125

Gerdau SA	1,180		5,886

Petroleo Brasileiro SA	458		2,118

Total Brazil			11,129

Chile – 0.2%

Sociedad Quimica y Minera de Chile SA, Class B	52		4,196

TOTAL PREFERRED STOCKS
(Cost: $16,320)			15,325

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%

United States – 2.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d)
(Cost: $54,941)	54,941		54,941

TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $2,186,238)			2,211,386

Other Assets less Liabilities – (2.6)%			(56,218)

NET ASSETS – 100.0%			$2,155,168
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2023

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $83,155 and the total market value of the collateral held by the Fund was $88,908. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,967.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/5/2023	1,555,343,874	IDR	103,884	USD	$—	$(159)
Citibank NA	4/5/2023	101,128	USD	1,555,343,874	IDR	—	(2,597)
Citibank NA	4/10/2023	265,802	USD	8,103,247	TWD	—	(422)
Goldman Sachs	4/5/2023	614,039	BRL	120,933	USD	157	—
Goldman Sachs	4/5/2023	389,013	MYR	88,392	USD	—	(225)
Goldman Sachs	4/5/2023	116,615	USD	614,039	BRL	—	(4,474)
HSBC Holdings PLC	4/6/2023	4,271,786	CNY	623,300	USD	—	(1,557)
HSBC Holdings PLC	4/6/2023	620,719	USD	4,271,786	CNY	—	(1,024)
HSBC Holdings PLC	4/10/2023	8,103,247	TWD	266,309	USD	—	(84)
Morgan Stanley & Co. International	4/5/2023	86,989	USD	389,013	MYR	—	(1,179)
UBS AG	4/5/2023	1,197,672	TRY	62,454	USD	—	(182)
UBS AG	4/5/2023	62,454	USD	1,197,049	TRY	214	—
UBS AG	4/5/2023	126,795	USD	2,317,545	ZAR	—	(3,815)
UBS AG	4/5/2023	2,259,712	ZAR	126,795	USD	555	—
UBS AG	4/19/2023	60,215	USD	1,179,262	TRY	—	(82)
						$926	$(15,800)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	2,141,011	—	—		2,141,011
Corporate Bonds	—	109	—		109
Preferred Stocks	15,325	—	—		15,325
Investment of Cash Collateral for Securities Loaned	—	54,941	—		54,941
Total Investments in Securities	$2,156,336	$55,050	$0		$2,211,386
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$926	$—		$926
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(15,800)	$—		$(15,800)
Total – Net	$2,156,336	$40,176	$0		$2,196,512

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 98.7%

Brazil – 3.5%

Ambev SA	98,486	$278,350

Banco do Brasil SA	23,067	177,930

BB Seguridade Participacoes SA	33,336	213,748

Cosan SA	57,421	170,896

JBS SA	39,412	138,751

Localiza Rent a Car SA	23,198	244,322

Lojas Renner SA	27,760	90,722

Raia Drogasil SA	38,246	184,432

Suzano SA	18,059	148,169

TOTVS SA	31,853	176,910

Vale SA	58,933	933,234

WEG SA	38,953	311,532

Total Brazil		3,068,996

Chile – 0.9%

Banco de Chile	1,812,457	176,980

Banco Santander Chile	3,828,686	170,705

Cencosud SA	128,184	249,036

Empresas COPEC SA	26,259	186,328

Total Chile		783,049

China – 30.4%

A-Living Smart City Services Co. Ltd.(a)	94,000	81,547

ANTA Sports Products Ltd.	67,600	981,713

BOE Technology Group Co. Ltd., Class A	222,500	143,856

Bosideng International Holdings Ltd.	752,000	419,590

Canmax Technologies Co. Ltd., Class A	12,900	96,159

China Coal Energy Co. Ltd., Class H(b)	238,000	180,396

China Galaxy Securities Co. Ltd., Class H	511,000	257,129

China International Capital Corp. Ltd., Class H(a)	109,200	218,958

China Jushi Co. Ltd., Class A	53,400	113,607

China Medical System Holdings Ltd.	378,000	597,099

China Mengniu Dairy Co. Ltd.*	160,000	656,310

China Merchants Bank Co. Ltd., Class H	74,500	380,569

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,700	78,643

China Petroleum & Chemical Corp., Class H	550,000	325,098

China Resources Beer Holdings Co. Ltd.	76,000	609,940

China Resources Gas Group Ltd.	108,600	400,508

China Shenhua Energy Co. Ltd., Class A	34,800	142,751

CITIC Securities Co. Ltd., Class H	103,000	219,910

Country Garden Services Holdings Co. Ltd.	144,000	249,112

CSPC Pharmaceutical Group Ltd.	422,000	415,014

Daan Gene Co. Ltd., Class A	30,760	72,160

Do-Fluoride New Materials Co. Ltd., Class A	16,700	80,761

Dongyue Group Ltd.	188,000	193,988

Ecovacs Robotics Co. Ltd., Class A	11,400	137,119

ENN Energy Holdings Ltd.	58,200	797,753

Ganfeng Lithium Group Co. Ltd., Class H(a)	25,400	157,902

GigaDevice Semiconductor, Inc., Class A	6,900	122,581

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,700	98,783

Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,500	70,266

Haitian International Holdings Ltd.	80,000	206,880

Henan Shenhuo Coal & Power Co. Ltd., Class A	50,700	130,823

Hoshine Silicon Industry Co. Ltd., Class A	6,400	77,361

Huafon Chemical Co. Ltd., Class A	72,400	78,649

Hubei Xingfa Chemicals Group Co. Ltd., Class A	22,700	100,653

Inner Mongolia ERDOS Resources Co. Ltd., Class A	46,200	103,268

Jafron Biomedical Co. Ltd., Class A	11,400	50,382

JCET Group Co. Ltd., Class A	28,200	133,253

JiuGui Liquor Co. Ltd., Class A	3,700	69,681

Jizhong Energy Resources Co. Ltd., Class A	103,700	103,288

Keda Industrial Group Co. Ltd.	40,300	84,681

Kingboard Holdings Ltd.	82,000	251,747

Lenovo Group Ltd.(b)	672,000	727,648

Li Ning Co. Ltd.	70,500	555,921

Longfor Group Holdings Ltd.(a)	186,500	526,242

Luxi Chemical Group Co. Ltd., Class A	53,600	106,540

Luzhou Laojiao Co. Ltd., Class A	5,100	189,220

Ming Yang Smart Energy Group Ltd., Class A	27,400	89,813

NetEase, Inc.	30,300	532,666

Ningbo Shanshan Co. Ltd., Class A	34,800	87,313

Nongfu Spring Co. Ltd., Class H(a)	47,800	274,928

PetroChina Co. Ltd., Class H	760,000	450,194

Satellite Chemical Co. Ltd., Class A	53,700	125,115

SG Micro Corp., Class A	6,600	149,159

Shaanxi Coal Industry Co. Ltd., Class A	54,200	160,533

Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	35,600	71,643

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	28,200	144,751

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	197,200	315,020

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	71,500	203,116

Shanxi Coking Coal Energy Group Co. Ltd., Class A	58,700	93,940

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	45,700	146,005

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,500	218,164

Shenghe Resources Holding Co. Ltd., Class A	45,800	94,370

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,139	233,262

Sichuan Road & Bridge Group Co. Ltd., Class A	63,100	126,801

Sichuan Yahua Industrial Group Co. Ltd., Class A	26,500	81,692

Silergy Corp.	11,000	173,233

Sino Biopharmaceutical Ltd.	819,000	459,060

Sinomine Resource Group Co. Ltd., Class A	7,300	74,729

TBEA Co. Ltd., Class A	38,500	121,712

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	21,000	148,189

Tencent Holdings Ltd.	114,000	5,602,736

Tongling Nonferrous Metals Group Co. Ltd., Class A	258,700	121,301

Tongwei Co. Ltd., Class A	26,000	147,316

Tsingtao Brewery Co. Ltd., Class H	46,000	502,194

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2023

Investments	Shares	Value

Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,239	$100,963

Want Want China Holdings Ltd.	264,000	169,835

Western Mining Co. Ltd., Class A	65,800	121,399

WuXi AppTec Co. Ltd., Class H(a)	26,300	275,398

Wuxi Shangji Automation Co. Ltd., Class A	5,300	78,806

Yadea Group Holdings Ltd.(a)	278,000	717,138

Yankuang Energy Group Co. Ltd., Class A	19,300	99,967

Yankuang Energy Group Co. Ltd., Class H(b)	80,000	286,371

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	4,100	169,784

Zhejiang Supor Co. Ltd., Class A	14,300	112,758

Zhongsheng Group Holdings Ltd.	167,700	826,756

Zhuzhou Kibing Group Co. Ltd., Class A	66,800	101,455

Zijin Mining Group Co. Ltd., Class A	125,300	226,067

Zijin Mining Group Co. Ltd., Class H	378,000	631,770

Total China		26,662,881

Czech Republic – 0.2%

Moneta Money Bank AS(a)	45,788	184,348

Hong Kong – 0.8%

Kingboard Laminates Holdings Ltd.(b)	162,500	169,746

Orient Overseas International Ltd.(b)	16,500	315,709

Vinda International Holdings Ltd.	72,000	174,085

Total Hong Kong		659,540

Hungary – 0.4%

MOL Hungarian Oil & Gas PLC	23,772	174,104

Richter Gedeon Nyrt	9,356	195,760

Total Hungary		369,864

India – 18.1%

ACC Ltd.	6,255	126,892

Adani Ports & Special Economic Zone Ltd.	44,500	342,160

Apollo Hospitals Enterprise Ltd.	3,961	207,775

Asian Paints Ltd.	8,963	301,191

Aurobindo Pharma Ltd.	19,797	124,805

Balkrishna Industries Ltd.	6,321	150,094

Berger Paints India Ltd.	22,506	159,301

Bharat Electronics Ltd.	219,448	260,483

Bharat Forge Ltd.	16,873	158,182

Cipla Ltd.	49,947	547,285

Coal India Ltd.	68,235	177,391

Container Corp. of India Ltd.	17,174	121,257

Dabur India Ltd.	26,958	178,741

Divi’s Laboratories Ltd.	4,841	166,311

Dr. Reddy’s Laboratories Ltd.	3,333	187,481

Eicher Motors Ltd.	4,199	150,667

GAIL India Ltd.	256,997	328,820

Grasim Industries Ltd.	19,027	378,005

Havells India Ltd.	20,575	297,550

HCL Technologies Ltd.	23,056	304,463

Hero MotoCorp Ltd.	5,192	148,297

Hindalco Industries Ltd.	40,149	198,027

Hindustan Unilever Ltd.	16,976	528,878

ICICI Bank Ltd.	56,720	605,453

ICICI Lombard General Insurance Co. Ltd.(a)	9,977	129,838

Indian Railway Catering & Tourism Corp. Ltd.	15,344	106,945

Indraprastha Gas Ltd.	35,725	186,357

Info Edge India Ltd.	3,902	176,793

Infosys Ltd.	58,467	1,015,885

ITC Ltd.	103,894	484,815

JSW Steel Ltd.	90,193	755,171

Jubilant Foodworks Ltd.	34,362	184,014

LTIMindtree Ltd.(a)	2,658	153,940

Mahindra & Mahindra Ltd.	15,831	223,203

Mphasis Ltd.	6,080	132,853

MRF Ltd.	185	189,198

Nestle India Ltd.	1,903	456,273

NTPC Ltd.	131,361	279,881

Oil & Natural Gas Corp. Ltd.	103,052	189,408

Page Industries Ltd.	437	201,548

Petronet LNG Ltd.	105,523	293,845

PI Industries Ltd.	4,375	161,313

Pidilite Industries Ltd.	11,968	342,661

Power Grid Corp. of India Ltd.	153,092	420,441

Shree Cement Ltd.	1,017	324,061

SRF Ltd.	6,290	184,596

Sun Pharmaceutical Industries Ltd.	35,496	424,617

Tata Consultancy Services Ltd.	19,830	773,559

Tata Consumer Products Ltd.	21,082	181,839

Tata Elxsi Ltd.	1,970	142,846

Tata Steel Ltd.	188,197	239,304

Titan Co. Ltd.	7,658	234,346

Torrent Pharmaceuticals Ltd.	12,109	226,488

Trent Ltd.	8,987	150,356

UltraTech Cement Ltd.	3,861	358,095

UPL Ltd.	24,918	217,594

Wipro Ltd.	45,568	202,521

Total India		15,894,113

Indonesia – 2.9%

Adaro Energy Indonesia Tbk PT	886,000	171,356

Aneka Tambang Tbk	1,471,900	205,160

Astra International Tbk PT	470,900	188,429

Bank Central Asia Tbk PT	708,300	413,327

Bank Mandiri Persero Tbk PT	373,700	257,324

Bank Negara Indonesia Persero Tbk PT	254,900	158,946

Bank Rakyat Indonesia Persero Tbk PT	1,039,200	327,815

Kalbe Farma Tbk PT	2,742,931	384,151

Sumber Alfaria Trijaya Tbk PT	1,146,900	220,286

United Tractors Tbk PT	88,700	172,141

Total Indonesia		2,498,935

Malaysia – 1.7%

IHH Healthcare Bhd	112,000	145,949

IOI Corp. Bhd	189,400	163,539

Kuala Lumpur Kepong Bhd	34,100	160,589

MR DIY Group M Bhd(a)	298,000	104,680

Petronas Chemicals Group Bhd	104,500	167,437

Press Metal Aluminium Holdings Bhd	173,800	191,820

RHB Bank Bhd	118,200	149,474

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2023

Investments	Shares	Value

Sime Darby Plantation Bhd	211,200	$204,379

Telekom Malaysia Bhd	160,800	178,565

Total Malaysia		1,466,432

Mexico – 2.6%

Alfa SAB de CV, Class A	229,915	145,416

Arca Continental SAB de CV	37,376	338,735

Grupo Bimbo SAB de CV, Series A	173,683	872,263

Grupo Financiero Banorte SAB de CV, Class O	38,405	323,090

Grupo Mexico SAB de CV, Series B	82,863	391,598

Orbia Advance Corp. SAB de CV	78,590	170,534

Total Mexico		2,241,636

Philippines – 1.0%

International Container Terminal Services, Inc.	144,480	567,130

Jollibee Foods Corp.	31,790	130,985

Metropolitan Bank & Trust Co.	156,800	168,726

Total Philippines		866,841

Poland – 0.6%

Cyfrowy Polsat SA	22,064	85,735

LPP SA	88	195,690

Polski Koncern Naftowy Orlen SA	16,819	227,374

Total Poland		508,799

Russia – 0.0%

MMC Norilsk Nickel PJSC*†	993	0

MMC Norilsk Nickel PJSC, ADR*†	3	0

Mobile TeleSystems PJSC, ADR*†	24,869	0

Novolipetsk Steel PJSC*†	71,650	0

PhosAgro PJSC*†	2,975	0

PhosAgro PJSC, GDR*†(c)	60	0

Polyus PJSC, GDR*†	1,334	0

Severstal PAO, GDR*†(c)	8,497	0

Surgutneftegas PJSC*†	341,560	0

Surgutneftegas PJSC, ADR*†	749	0

TCS Group Holding PLC, GDR*†(c)	2,248	0

Total Russia		0

Saudi Arabia – 1.7%

Alinma Bank	19,703	154,582

Bank Al-Jazira	20,346	98,540

Bupa Arabia for Cooperative Insurance Co.	3,797	175,805

Mouwasat Medical Services Co.	2,471	154,696

SABIC Agri-Nutrients Co.	6,070	206,015

Sahara International Petrochemical Co.	18,694	188,499

Saudi Arabian Oil Co.(a)	30,960	266,406

Saudi Basic Industries Corp.	11,686	281,121

Total Saudi Arabia		1,525,664

South Africa – 3.5%

African Rainbow Minerals Ltd.(b)	16,912	219,863

Anglo American Platinum Ltd.(b)	3,200	172,062

AngloGold Ashanti Ltd.	15,696	381,640

Bidvest Group Ltd.(b)	14,512	207,278

Capitec Bank Holdings Ltd.	2,104	200,135

Clicks Group Ltd.	12,075	174,995

Exxaro Resources Ltd.	31,466	330,843

FirstRand Ltd.(b)	77,191	262,691

Gold Fields Ltd.	22,775	304,223

Impala Platinum Holdings Ltd.(b)	18,612	171,859

Mr. Price Group Ltd.	13,278	107,915

Remgro Ltd.	20,810	157,672

Shoprite Holdings Ltd.	16,116	201,885

Vodacom Group Ltd.	25,220	173,473

Total South Africa		3,066,534

South Korea – 8.5%

BGF Retail Co. Ltd.	1,391	194,143

Cheil Worldwide, Inc.	13,678	195,633

CJ CheilJedang Corp.	491	122,953

DB Insurance Co. Ltd.	4,068	234,046

Green Cross Corp.	788	73,906

Hyundai Steel Co.	7,117	189,699

Industrial Bank of Korea	20,194	156,669

Kakao Corp.	6,731	315,907

Kia Corp.	5,858	364,480

Korea Zinc Co. Ltd.	428	181,806

Kumho Petrochemical Co. Ltd.	3,655	403,444

LG Innotek Co. Ltd.	1,354	281,336

LG Uplus Corp.	13,852	115,234

Pan Ocean Co. Ltd.	40,472	180,622

POSCO Holdings, Inc.	1,140	322,249

S-Oil Corp.	1,945	119,671

Samsung Electro-Mechanics Co. Ltd.	1,894	222,156

Samsung Electronics Co. Ltd.	61,863	3,041,235

SK Chemicals Co. Ltd.	2,706	154,854

SK Hynix, Inc.	6,380	434,204

Woori Financial Group, Inc.	19,359	169,671

Total South Korea		7,473,918

Taiwan – 18.1%

Accton Technology Corp.	32,000	335,266

Acer, Inc.	260,000	240,381

Advantech Co. Ltd.	30,895	376,453

ASE Technology Holding Co. Ltd.	94,000	347,319

Asustek Computer, Inc.	25,000	223,746

Cathay Financial Holding Co. Ltd.	179,406	246,298

China Airlines Ltd.(b)	223,000	142,820

China Development Financial Holding Corp.	481,000	198,261

China Steel Corp.	275,000	279,087

E Ink Holdings, Inc.(b)	30,000	181,788

Eclat Textile Co. Ltd.	14,000	227,605

eMemory Technology, Inc.	5,000	305,444

Eva Airways Corp.(b)	206,000	181,660

Formosa Plastics Corp.	87,000	262,307

Fubon Financial Holding Co. Ltd.	140,800	261,276

Giant Manufacturing Co. Ltd.	23,652	136,719

Hua Nan Financial Holdings Co. Ltd.	255,000	187,183

Innolux Corp.	396,615	188,880

MediaTek, Inc.	23,000	594,499

Micro-Star International Co. Ltd.	79,000	373,627

momo.com, Inc.	3,800	112,699

Nan Ya Plastics Corp.	108,000	274,899

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2023

Investments	Shares		Value

Nan Ya Printed Circuit Board Corp.	23,000		$213,778

Nanya Technology Corp.	90,000		196,568

Nien Made Enterprise Co. Ltd.	32,000		343,673

Novatek Microelectronics Corp.	45,000		637,737

Pou Chen Corp.	147,000		150,633

Powerchip Semiconductor Manufacturing Corp.	181,000		196,768

Quanta Computer, Inc.	88,000		257,519

Realtek Semiconductor Corp.	41,000		521,800

Ruentex Development Co. Ltd.	185,500		215,368

Synnex Technology International Corp.	224,000		450,979

Taiwan Semiconductor Manufacturing Co. Ltd.	314,291		5,501,834

Unimicron Technology Corp.	50,000		242,220

United Microelectronics Corp.*	266,000		462,153

Vanguard International Semiconductor Corp.	41,000		130,484

Walsin Lihwa Corp.	125,000		200,140

Winbond Electronics Corp.	255,000		221,939

Yuanta Financial Holding Co. Ltd.	365,480		268,281

Total Taiwan			15,890,091

Thailand – 0.9%

Indorama Ventures PCL, NVDR	133,400		134,590

PTT Exploration & Production PCL, NVDR	39,500		173,848

PTT Global Chemical PCL, NVDR	123,000		164,564

PTT PCL, NVDR	202,100		186,172

Thai Oil PCL, NVDR	105,600		162,129

Total Thailand			821,303

Turkey – 2.6%

Aselsan Elektronik Sanayi ve Ticaret AS	137,491		372,110

BIM Birlesik Magazalar AS	34,409		266,560

Ford Otomotiv Sanayi AS(b)	21,587		657,788

Haci Omer Sabanci Holding AS	114,376		235,724

KOC Holding AS	68,519		273,076

Turkiye Sise ve Cam Fabrikalari AS	209,474		461,836

Total Turkey			2,267,094

United States – 0.3%

Parade Technologies Ltd.	8,000		275,885
TOTAL COMMON STOCKS (Cost: $78,641,850)			86,525,923

	Principal Amount

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24, Series N3
(Cost: $2,260)	164,430	INR	1,951

	Shares

PREFERRED STOCKS – 1.2%

Brazil – 0.9%

Cia Energetica de Minas Gerais	108,923		245,763

Gerdau SA	56,711		282,870

Itausa SA	175,008		283,727

Total Brazil			812,360

Chile – 0.3%

Sociedad Quimica y Minera de Chile SA, Class B	3,213		259,280
TOTAL PREFERRED STOCKS (Cost: $1,124,864)			1,071,640

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car SA, expiring 5/11/23*
(Cost: $0)	103		267

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%

United States – 2.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d)
(Cost: $1,969,247)	1,969,247		1,969,247

TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $81,738,221)			89,569,028

Other Assets less Liabilities – (2.2)%			(1,888,221)

NET ASSETS – 100.0%			$87,680,807
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,839,145 and the total market value of the collateral held by the Fund was $3,005,585. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,036,338.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America NA	4/3/2023	5,930	USD	114,000	TRY	$—	$(9)
Barclays Bank PLC	4/3/2023	28,038	USD	500,000	ZAR	—	(143)
						$—	$(152)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	86,525,923	—	—		86,525,923
Corporate Bonds	—	1,951	—		1,951
Preferred Stocks	1,071,640	—	—		1,071,640
Rights	267	—	—		267
Investment of Cash Collateral for Securities Loaned	—	1,969,247	—		1,969,247
Total Investments in Securities	$87,597,830	$1,971,198	$0		$89,569,028
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(152)	$—		$(152)
Total – Net	$87,597,830	$1,971,046	$0		$89,568,876
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS – 99.2%
Brazil – 5.4%

AES Brasil Energia SA	161,807	$317,215

Aliansce Sonae Shopping Centers SA	148,730	516,276

Alupar Investimento SA	876,701	4,647,842

Arezzo Industria e Comercio SA	111,708	1,399,255

Armac Locacao Logistica E Servicos SA	161,869	367,460

Blau Farmaceutica SA	91,167	433,337

Boa Vista Servicos SA	165,674	246,702

BrasilAgro – Co. Brasileira de Propriedades Agricolas	584,724	2,779,320

Camil Alimentos SA	8,192	10,987

Cia Brasileira de Aluminio	736,118	1,100,493

Cia Brasileira de Distribuicao	12,207	35,464

Cia de Saneamento de Minas Gerais Copasa MG	10,662	33,078

Cia de Saneamento do Parana	1,929,929	6,893,351

Cia Energetica de Minas Gerais	1,416,719	4,783,636

Cia Paranaense de Energia, UNIT	1,303,336	8,768,165

Cielo SA	3,253,381	3,112,055

CM Hospitalar SA	285,156	879,047

Cruzeiro do Sul Educacional SA	281,372	116,539

Cyrela Brazil Realty SA Empreendimentos e Participacoes	33,145	92,043

Dexco SA	3,364,768	3,902,142

EDP – Energias do Brasil SA	2,992,341	13,184,537

Energisa SA	1,683,276	13,339,387

Even Construtora e Incorporadora SA	468,855	407,800

Ez Tec Empreendimentos e Participacoes SA	323,896	778,079

Fleury SA	524,484	1,501,998

GPS Participacoes e Empreendimentos SA*(a)	558,616	1,333,120

Grendene SA	18,867	26,755

Grupo De Moda Soma SA	324,024	518,285

Grupo SBF SA	159,960	261,855

Guararapes Confeccoes SA	428,938	363,776

Iguatemi SA	286,283	1,089,177

Instituto Hermes Pardini SA	69,224	270,192

Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	84,656	381,685

Iochpe Maxion SA	291,894	690,839

Irani Papel e Embalagem SA	5,091	8,655

Jalles Machado SA	496,410	661,847

JHSF Participacoes SA	15,086	11,009

Kepler Weber SA	653,767	2,286,138

LOG Commercial Properties e Participacoes SA	209,740	654,009

M. Dias Branco SA	487,115	2,422,965

Mahle Metal Leve SA	432,661	2,604,371

Minerva SA	1,475,918	3,068,128

Movida Participacoes SA	800,742	1,277,650

MRV Engenharia e Participacoes SA	1,315,377	1,655,166

Multilaser Industrial SA	715,206	193,251

Multiplan Empreendimentos Imobiliarios SA	644,382	3,131,517

Odontoprev SA	404,267	877,065

Petroreconcavo SA	120,526	483,269

Porto Seguro SA	1,007,406	4,673,180

Portobello SA	4,941	5,867

Positivo Tecnologia SA	2,927	4,382

Qualicorp Consultoria e Corretora de Seguros SA	157,599	114,386

Romi SA	186,196	670,934

Santos Brasil Participacoes SA	4,396,860	7,041,567

Sao Martinho SA	952,773	5,077,447

SIMPAR SA	1,271,584	1,875,933

SLC Agricola SA	448,764	4,035,136

Transmissora Alianca de Energia Eletrica SA	3,146,260	21,613,182

Ultrapar Participacoes SA	1,350,677	3,718,840

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	357,018	940,031

Vivara Participacoes SA	224,660	979,239

Wilson Sons Holdings Brasil SA	721,162	1,368,291

YDUQS Participacoes SA	4,367	6,072

Total Brazil		146,041,419
Chile – 0.7%

Aguas Andinas SA, Class A	15,895,691	4,529,792

Cencosud Shopping SA	1,317,494	2,133,027

Empresa Nacional de Telecomunicaciones SA	1,366,520	5,418,652

Itau CorpBanca Chile SA*	1,034,243,571	2,562,684

Parque Arauco SA	1,586,958	2,268,201

Ripley Corp. SA	10,659,796	2,282,942

Vina Concha y Toro SA	19,982	25,701

Total Chile		19,220,999
China – 19.1%

3SBio, Inc.(a)	1,902,000	1,894,743

A-Living Smart City Services Co. Ltd.(a)(b)	4,137,500	3,589,370

Aluminum Corp. of China Ltd., Class H	4,442,000	2,252,137

Anhui Expressway Co. Ltd., Class H	5,490,000	5,531,997

Anhui Guangxin Agrochemical Co. Ltd., Class A	1,082,771	5,199,975

Anhui Zhongding Sealing Parts Co. Ltd., Class A	146,600	271,327

Aoyuan Healthy Life Group Co. Ltd.*†(b)	2,448,000	292,964

Asiainfo Technologies Ltd.(a)(b)	1,842,000	3,402,442

BAIC Motor Corp. Ltd., Class H(a)	17,199,500	4,776,452

Bank of Guiyang Co. Ltd., Class A	17,687,988	14,192,013

Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	1,110,200	480,144

Beijing GeoEnviron Engineering & Technology, Inc., Class A	126,600	187,855

Beijing Jingneng Clean Energy Co. Ltd., Class H	9,922,000	2,363,600

Beijing Jingyuntong Technology Co. Ltd., Class A	126,200	120,920

Beijing Originwater Technology Co. Ltd., Class A	945,078	694,981

Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,000	156,422

Binjiang Service Group Co. Ltd.	4,500	15,220

CanSino Biologics, Inc., Class H(a)(b)	144,800	774,731

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value

Chengdu XGimi Technology Co. Ltd., Class A	3,482	$97,757

Chengtun Mining Group Co. Ltd., Class A	59,300	49,393

China Automotive Engineering Research Institute Co. Ltd., Class A	811,823	2,901,014

China Cinda Asset Management Co. Ltd., Class H	91,137,000	11,493,784

China Communications Services Corp. Ltd., Class H	16,094,000	7,913,788

China Datang Corp. Renewable Power Co. Ltd., Class H	24,000	8,591

China East Education Holdings Ltd.(a)(b)	4,187,500	2,475,175

China Galaxy Securities Co. Ltd., Class H	45,050,000	22,668,616

China International Capital Corp. Ltd., Class H(a)(b)	3,730,800	7,480,658

China International Marine Containers Group Co. Ltd., Class A	12,986,253	14,390,719

China International Marine Containers Group Co. Ltd., Class H	3,561,100	2,449,690

China Kepei Education Group Ltd.(b)	3,678,000	1,232,255

China Kings Resources Group Co. Ltd., Class A	23,000	131,423

China Meheco Co. Ltd., Class A	115,200	230,155

China Merchants Securities Co. Ltd., Class H(a)	3,911,000	3,746,612

China Minsheng Banking Corp. Ltd., Class H(b)	53,694,500	18,399,889

China National Gold Group Gold Jewellery Co. Ltd., Class A	263,000	470,293

China New Higher Education Group Ltd.(a)	8,404,000	2,719,273

China Nonferrous Mining Corp. Ltd.	9,753,000	4,609,409

China Oilfield Services Ltd., Class H	814,000	834,744

China Railway Group Ltd., Class H	19,860,000	12,118,472

China Railway Signal & Communication Corp. Ltd., Class H(a)	10,303,000	3,793,103

China Reinsurance Group Corp., Class H	433,000	30,338

China Resources Boya Bio-Pharmaceutical Group Co. Ltd., Class A	24,100	122,583

China Resources Double Crane Pharmaceutical Co. Ltd., Class A	212,200	532,717

China Resources Medical Holdings Co. Ltd.(b)	2,254,500	1,952,955

China Risun Group Ltd.(b)	9,013,000	4,110,413

China South Publishing & Media Group Co. Ltd., Class A	4,993,900	8,464,607

China Suntien Green Energy Corp. Ltd., Class H(b)	9,198,000	4,019,024

China XLX Fertiliser Ltd.	3,048,000	1,611,373

China Yongda Automobiles Services Holdings Ltd.	12,646,000	8,989,188

Chongqing Rural Commercial Bank Co. Ltd., Class H	18,514,000	6,745,271

CIFI Ever Sunshine Services Group Ltd.(b)	3,634,000	1,411,945

CIMC Enric Holdings Ltd.(b)	12,000	11,618

CMOC Group Ltd., Class H	8,292,000	5,017,484

CSC Financial Co. Ltd., Class H(a)(b)	5,845,500	5,696,606

Dexin China Holdings Co. Ltd.	45,000	3,382

DHC Software Co. Ltd., Class A	132,700	160,385

Dian Diagnostics Group Co. Ltd., Class A	21,800	90,948

Dongyue Group Ltd.	5,128,000	5,291,346

East Group Co. Ltd., Class A	97,600	110,572

EEKA Fashion Holdings Ltd.(b)	2,078,500	2,806,655

Electric Connector Technology Co. Ltd., Class A	48,000	241,632

Estun Automation Co. Ltd., Class A	34,100	139,383

Everbright Securities Co. Ltd., Class H(a)(b)	1,938,600	1,316,281

Excellence Commercial Property & Facilities Management Group Ltd.	27,000	10,181

Fire Rock Holdings Ltd.*†(b)	1,664,000	66,677

Fu Shou Yuan International Group Ltd.	1,496,000	1,212,054

Fufeng Group Ltd.(b)	13,747,000	7,933,033

Fuyao Glass Industry Group Co. Ltd., Class H(a)	1,890,400	8,235,935

G-bits Network Technology Xiamen Co. Ltd., Class A	274,678	19,069,428

Ganfeng Lithium Group Co. Ltd., Class H(a)	178,200	1,107,798

GF Securities Co. Ltd., Class H	6,071,400	8,600,560

Giant Network Group Co. Ltd., Class A	227,800	437,203

Grandblue Environment Co. Ltd., Class A	60,227	156,547

Greentown Management Holdings Co. Ltd.(a)	30,000	28,128

Guangzhou Automobile Group Co. Ltd., Class H	11,324,000	7,140,657

Guangzhou Haige Communications Group, Inc. Co., Class A	415,800	635,752

Guangzhou Zhujiang Brewery Co. Ltd., Class A	111,400	153,621

Guizhou Panjiang Refined Coal Co. Ltd., Class A	2,146,300	2,259,658

Haitong Securities Co. Ltd., Class H	19,245,600	12,013,254

Henan Mingtai Al Industrial Co. Ltd., Class A	74,100	171,349

Hisense Home Appliances Group Co. Ltd., Class H	15,000	25,949

Huagong Tech Co. Ltd., Class A	62,300	230,519

Huatai Securities Co. Ltd., Class H(a)	7,398,400	8,454,022

Huaxi Securities Co. Ltd., Class A	241,200	289,062

IKD Co. Ltd., Class A	99,900	351,751

Jiangsu Azure Corp., Class A	59,000	123,201

Jiangsu Expressway Co. Ltd., Class H	8,470,000	7,898,190

Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	535,100	2,053,192

Jiangsu Provincial Agricultural Reclamation & Development Corp.	729,780	1,255,035

Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	167,900	310,260

Jiangxi Jovo Energy Co. Ltd., Class A	44,800	145,674

Jingjin Equipment, Inc., Class A	496,734	2,025,330

Jingrui Holdings Ltd.*	9,514,000	232,701

Jiumaojiu International Holdings Ltd.(a)(b)	364,000	866,186

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	266,600	511,281

Kangji Medical Holdings Ltd.(b)	1,461,000	1,784,851

KingClean Electric Co. Ltd., Class A	2,482	10,575

KWG Living Group Holdings Ltd.(b)	10,190,000	1,596,660

Laobaixing Pharmacy Chain JSC, Class A	54,500	297,051

Legend Holdings Corp., Class H(a)	3,577,800	3,814,825

Lianhe Chemical Technology Co. Ltd., Class A	187,300	384,293

Livzon Pharmaceutical Group, Inc., Class A	1,417,566	7,716,077

Livzon Pharmaceutical Group, Inc., Class H	1,035,800	3,655,012

Luenmei Quantum Co. Ltd., Class A	892,571	807,139

Metallurgical Corp. of China Ltd., Class H	15,052,000	3,892,453

Minth Group Ltd.	1,634,000	4,933,254

Nanjing Iron & Steel Co. Ltd., Class A	8,170,400	4,628,144

NetDragon Websoft Holdings Ltd.	2,448,500	4,298,159

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value

Ningbo Sanxing Medical Electric Co. Ltd., Class A	260,800	$483,448

Northeast Securities Co. Ltd., Class A	232,500	229,544

Offshore Oil Engineering Co. Ltd., Class A	538,000	480,238

Pharmaron Beijing Co. Ltd., Class H(a)	176,600	741,275

Poly Property Services Co. Ltd., Class H	1,200	7,353

Pop Mart International Group Ltd.(a)(b)	785,800	2,142,195

Qingdao Haier Biomedical Co. Ltd., Class A	3,609	34,948

Qingdao Rural Commercial Bank Corp., Class A	192,500	79,329

Qingdao Sentury Tire Co. Ltd., Class A	46,900	216,426

Radiance Holdings Group Co. Ltd.(b)	42,000	23,809

S-Enjoy Service Group Co. Ltd.*(b)	1,151,000	904,677

SCE Intelligent Commercial Management Holdings Ltd.	1,394,000	308,991

Sealand Securities Co. Ltd., Class A	473,300	234,331

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	153,333	442,987

Shandong Dongyue Organosilicon Material Co. Ltd., Class A	183,035	320,904

Shandong Gold Mining Co. Ltd., Class H(a)(b)	727,000	1,476,236

Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	177,500	809,015

Shandong Pharmaceutical Glass Co. Ltd., Class A	50,800	194,181

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	1,376,000	3,908,917

Shanghai Huace Navigation Technology Ltd., Class A	363,500	1,532,382

Shanghai Huafon Aluminium Corp., Class A	57,100	106,678

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,831,100	5,279,945

Shanghai Tunnel Engineering Co. Ltd., Class A	750,900	623,262

Shanxi Coking Co. Ltd., Class A	504,700	407,152

Shanxi Securities Co. Ltd., Class A	526,800	445,693

Shenwan Hongyuan Group Co. Ltd., Class H(a)(b)	13,248,800	2,514,756

Shenzhen Expressway Corp. Ltd., Class H	5,990,000	5,326,174

Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	54,400	109,160

Shenzhen Kinwong Electronic Co. Ltd., Class A	96,900	361,225

Shenzhen Sunlord Electronics Co. Ltd., Class A	101,800	387,348

Shenzhen Yinghe Technology Co. Ltd., Class A	131,200	363,760

Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	396,200	283,853

Shui On Land Ltd.	45,601,000	5,518,628

Sichuan Hexie Shuangma Co. Ltd., Class A	256,200	800,986

Simcere Pharmaceutical Group Ltd.(a)	12,000	12,612

Sinocare, Inc., Class A	186,700	874,872

Sinoma International Engineering Co., Class A	579,500	943,429

Sinopec Engineering Group Co. Ltd., Class H	16,122,500	8,009,956

Sinopharm Group Co. Ltd., Class H	6,024,800	18,228,014

Sinotrans Ltd., Class A	4,335,500	2,626,313

Sinotrans Ltd., Class H	23,400,000	7,243,613

Skyworth Digital Co. Ltd., Class A	162,600	448,924

Sonoscape Medical Corp., Class A	9,700	78,196

Sun Art Retail Group Ltd.(b)	4,378,000	1,756,788

Suofeiya Home Collection Co. Ltd., Class A	1,649,200	4,682,976

SY Holdings Group Ltd.(b)	1,597,500	1,176,256

TangShan Port Group Co. Ltd., Class A	36,093,410	16,293,095

Tian Di Science & Technology Co. Ltd., Class A	1,435,594	1,061,963

Tian Lun Gas Holdings Ltd.(b)	27,000	15,822

Tiangong International Co. Ltd.(b)	3,950,000	1,273,065

Tofflon Science & Technology Group Co. Ltd., Class A	54,800	215,137

Toly Bread Co. Ltd., Class A	225,319	510,858

Tong Ren Tang Technologies Co. Ltd., Class H	15,888	13,965

TravelSky Technology Ltd., Class H	583,000	1,088,769

Wanxiang Qianchao Co. Ltd., Class A	667,354	510,187

West China Cement Ltd.(b)	20,216,000	2,472,291

Wolong Electric Group Co. Ltd., Class A	166,200	305,667

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,556,371	4,870,388

Wuxi NCE Power Co. Ltd., Class A	8,500	102,721

Xi’an Triangle Defense Co. Ltd., Class A	23,900	119,373

Xiamen Xiangyu Co. Ltd., Class A	4,703,840	7,363,342

Xiangcai Co. Ltd., Class A	249,100	345,685

Xianhe Co. Ltd., Class A	49,300	181,915

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,179,200	1,862,742

Xinjiang Zhongtai Chemical Co. Ltd., Class A	223,100	235,533

Xinte Energy Co. Ltd., Class H(b)	2,524,800	6,496,979

Xinxiang Richful Lube Additive Co. Ltd., Class A	10,400	168,192

Xinyangfeng Agricultural Technology Co. Ltd., Class A	161,900	253,201

Xinyi Energy Holdings Ltd.(b)	12,530,000	3,767,005

Xuji Electric Co. Ltd., Class A	58,300	198,655

Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	157,000	946,486

Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(a)	3,000	6,176

Yihai International Holding Ltd.*(b)	596,000	1,750,049

Yunnan Copper Co. Ltd., Class A	1,499,300	2,814,203

Zhejiang Crystal-Optech Co. Ltd., Class A	260,800	528,641

Zhejiang Dingli Machinery Co. Ltd., Class A	157,600	1,257,394

Zhejiang Expressway Co. Ltd., Class H	10,486,000	8,335,421

Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	1,226,590	2,747,070

Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	333,582	737,375

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(b)	1,739,200	1,752,504

Zhou Hei Ya International Holdings Co. Ltd.*(a)(b)	2,890,000	1,365,856

Zhuzhou Hongda Electronics Corp. Ltd., Class A	36,000	239,046

Total China		512,500,019

Czech Republic – 0.3%
Moneta Money Bank AS(a)	1,646,311	6,628,244

India – 4.7%

360 ONE WAM Ltd.	150,269	787,526

Alkyl Amines Chemicals	14,488	379,977

Allcargo Logistics Ltd.	99,291	429,688

Angel One Ltd.	72,235	1,022,097

Apollo Tyres Ltd.	691,161	2,690,383

Asahi India Glass Ltd.	109,559	602,769

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value

BEML Ltd.	24,430	$373,781

Bharat Heavy Electricals Ltd.	1,111,655	947,543

Birla Corp. Ltd.	33,540	363,305

Brightcom Group Ltd.	984,878	174,967

Carborundum Universal Ltd.	45,256	542,802

Castrol India Ltd.	3,740,274	5,049,535

Century Textiles & Industries Ltd.	82,031	632,831

CESC Ltd.	5,817,235	4,717,777

City Union Bank Ltd.	467,159	715,383

Coforge Ltd.	42,077	1,952,799

Computer Age Management Services Ltd.	73,212	1,809,265

Cyient Ltd.	368,438	4,461,874

Dr. Lal PathLabs Ltd.(a)	24,078	535,601

EID Parry India Ltd.	304,412	1,736,111

Emami Ltd.	537,407	2,344,627

Engineers India Ltd.	1,914,994	1,734,813

EPL Ltd.	273,571	539,935

Exide Industries Ltd.*	794,043	1,719,344

Federal Bank Ltd.	2,358,432	3,796,679

Finolex Industries Ltd.	548,940	1,139,527

Galaxy Surfactants Ltd.	7,378	209,124

GHCL Ltd.	200,704	1,229,757

Glenmark Pharmaceuticals Ltd.	130,423	737,475

Godawari Power & Ispat Ltd.	140,572	596,789

Godrej Agrovet Ltd.(a)	73,324	368,215

Graphite India Ltd.	225,976	721,930

Great Eastern Shipping Co. Ltd.	227,286	1,782,584

Grindwell Norton Ltd.	50,814	1,161,428

Gujarat Alkalies & Chemicals Ltd.	41,348	294,403

Happiest Minds Technologies Ltd.	45,824	428,144

HEG Ltd.	73,059	818,488

Hindustan Copper Ltd.	495,208	592,629

ICICI Securities Ltd.(a)	465,554	2,424,852

IDFC Ltd.	2,284,975	2,183,978

Indian Bank	834,853	2,931,242

Indian Energy Exchange Ltd.(a)	583,243	908,051

IRB Infrastructure Developers Ltd.	1,786,270	546,645

Jamna Auto Industries Ltd.	698,556	847,031

JK Cement Ltd.	30,808	1,096,016

JK Lakshmi Cement Ltd.	62,134	598,337

Jubilant Ingrevia Ltd.	110,650	484,634

Jyothy Labs Ltd.	462,082	1,071,111

Kajaria Ceramics Ltd.	130,467	1,673,731

Karnataka Bank Ltd.	870,830	1,437,917

Karur Vysya Bank Ltd.	1,158,147	1,471,244

KPIT Technologies Ltd.	107,281	1,207,625

KRBL Ltd.	102,486	431,231

KSB Ltd.	40,567	1,034,037

Mahindra CIE Automotive Ltd.	193,697	826,805

Mastek Ltd.	26,779	502,132

National Aluminium Co. Ltd.	6,916,528	6,598,191

Nava Ltd.	167,841	445,323

NBCC India Ltd.	1,071,183	462,062

NCC Ltd.	2,192,116	2,830,086

Nippon Life India Asset Management Ltd.(a)	919,356	2,349,779

NLC India Ltd.	1,257,145	1,180,163

NOCIL Ltd.	291,165	732,142

Oil India Ltd.	2,465,337	7,549,077

Orient Cement Ltd.	306,213	409,675

Orient Electric Ltd.	28,678	94,323

PCBL Ltd.	949,507	1,341,378

Praj Industries Ltd.	139,253	577,803

Quess Corp. Ltd.(a)	71,169	320,112

Ratnamani Metals & Tubes Ltd.	26,865	647,856

Redington Ltd.	3,782,574	7,670,319

Saregama India Ltd.	125,178	504,398

Sharda Cropchem Ltd.	57,721	343,942

SKF India Ltd.	19,377	1,003,421

Sonata Software Ltd.	282,720	2,876,996

Sun TV Network Ltd.	369,374	1,869,062

Suven Pharmaceuticals Ltd.	92,209	530,034

Symphony Ltd.	65,515	808,469

Tanla Platforms Ltd.	62,939	400,728

Torrent Power Ltd.	482,779	2,998,332

Transport Corp. of India Ltd.	43,742	333,644

Triveni Engineering & Industries Ltd.	117,189	386,649

TTK Prestige Ltd.	89,126	758,220

Usha Martin Ltd.	479,967	1,252,735

UTI Asset Management Co. Ltd.	233,547	1,824,300

V-Guard Industries Ltd.	98,016	298,225

Vaibhav Global Ltd.	74,523	247,420

Vardhman Textiles Ltd.	848,473	3,032,233

Vinati Organics Ltd.	31,021	682,607

Whirlpool of India Ltd.	51,436	823,057

Zensar Technologies Ltd.	302,015	1,008,217

Total India		127,009,502

Indonesia – 2.8%

Ace Hardware Indonesia Tbk PT	153,000	4,877

AKR Corporindo Tbk PT	34,956,225	3,613,468

Astra Agro Lestari Tbk PT	2,393,700	1,293,072

Bank BTPN Syariah Tbk PT	5,512,900	805,179

Bank Danamon Indonesia Tbk PT	23,100	4,421

Bank Tabungan Negara Persero Tbk PT	12,686,300	1,036,428

Bukit Asam Tbk PT	61,328,400	16,319,338

Ciputra Development Tbk PT	21,250,500	1,410,134

Cisarua Mountain Dairy Tbk PT	4,828,300	1,487,662

Dharma Satya Nusantara Tbk PT	21,220,000	1,004,782

Erajaya Swasembada Tbk PT	41,549,300	1,440,904

Harum Energy Tbk PT	3,207,600	312,321

Indika Energy Tbk PT	8,550,300	1,374,252

Indo Tambangraya Megah Tbk PT	5,239,800	13,768,256

Indocement Tunggal Prakarsa Tbk PT	8,703,200	6,108,985

Industri Jamu Dan Farmasi Sido Muncul Tbk PT	11,272,170	654,026

Japfa Comfeed Indonesia Tbk PT	20,972,700	1,573,529

Matahari Department Store Tbk PT	10,721,900	3,525,224

Mayora Indah Tbk PT	4,378,700	779,695

Medco Energi Internasional Tbk PT	15,270,100	1,028,564

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value

Medikaloka Hermina Tbk PT	6,711,500	$606,495

Mitra Keluarga Karyasehat Tbk PT	89,600	17,508

Pabrik Kertas Tjiwi Kimia Tbk PT	798,400	358,081

Pakuwon Jati Tbk PT	27,069,700	819,610

Perusahaan Gas Negara Tbk PT	90,787,200	8,355,486

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	20,712,400	1,408,960

Puradelta Lestari Tbk PT	1,151,300	13,053

Sawit Sumbermas Sarana Tbk PT	26,943,100	3,036,703

Summarecon Agung Tbk PT	13,946,300	492,950

Surya Esa Perkasa Tbk PT	9,333,500	588,226

Timah Tbk PT	16,921,300	1,162,355

Triputra Agro Persada Tbk PT	15,277,500	636,796

XL Axiata Tbk PT	7,679,800	1,014,105

Total Indonesia		76,055,445

Malaysia – 3.0%

Alliance Bank Malaysia Bhd	8,611,100	6,635,182

Astro Malaysia Holdings Bhd	140,000	22,051

Bermaz Auto Bhd	9,147,700	4,788,938

British American Tobacco Malaysia Bhd	6,900	16,982

Bursa Malaysia Bhd	51,450	74,508

Carlsberg Brewery Malaysia Bhd	629,400	3,072,471

CTOS Digital Bhd	2,311,300	686,188

Dialog Group Bhd	7,520,100	4,022,082

Fraser & Neave Holdings Bhd	2,700	15,909

Frontken Corp. Bhd	1,710,300	1,209,323

Gamuda Bhd	10,026,042	9,270,539

Heineken Malaysia Bhd	923,700	5,547,433

Hibiscus Petroleum Bhd	4,915,400	1,102,832

IJM Corp. Bhd	79,000	28,646

Inari Amertron Bhd	8,877,575	4,949,311

Malaysia Building Society Bhd	101,828	13,500

Malaysian Pacific Industries Bhd	600	3,938

My EG Services Bhd	8,278,343	1,435,225

QL Resources Bhd	2,013,300	2,650,940

Scientex Bhd	17,700	13,839

SP Setia Bhd Group	4,033,800	543,935

Supermax Corp. Bhd	5,993,026	1,256,328

Ta Ann Holdings Bhd	3,818,601	2,734,681

TIME dotCom Bhd	9,178,300	11,544,377

TSH Resources Bhd	4,310,400	996,398

Unisem M Bhd	1,590,600	1,117,475

United Plantations Bhd	1,786,800	6,641,024

ViTrox Corp. Bhd	1,200	2,170

VS Industry Bhd	48,250	8,803

Westports Holdings Bhd	5,518,800	4,502,590

Yinson Holdings Bhd	2,188,700	1,274,778

YTL Corp. Bhd	21,598,800	3,010,371

Total Malaysia		79,192,767

Mexico – 4.8%

Alpek SAB de CV(b)	4,003,775	4,439,276

Banco del Bajio SA(a)(b)	7,783,935	28,280,136

Bolsa Mexicana de Valores SAB de CV(b)	3,727,861	7,971,462

Corp. Inmobiliaria Vesta SAB de CV(b)	2,671,117	8,377,567

El Puerto de Liverpool SAB de CV, Class C1(b)	717,001	4,495,949

GCC SAB de CV	2,648	20,950

Genomma Lab Internacional SAB de CV, Class B(b)	3,725,942	2,990,081

Gentera SAB de CV	2,598,967	2,844,240

Grupo Aeroportuario del Centro Norte SAB de CV	1,514,955	16,887,184

Grupo Comercial Chedraui SAB de CV(b)	3,050	17,483

Kimberly-Clark de Mexico SAB de CV, Class A(b)	7,264,460	15,272,425

Megacable Holdings SAB de CV, Series CPO(b)	1,583,269	4,025,691

Promotora y Operadora de Infraestructura SAB de CV(b)	919,189	9,160,836

Qualitas Controladora SAB de CV(b)	1,481,429	9,459,124

Regional SAB de CV	1,109,114	8,457,179

TF Administradora Industrial S de Real de CV	3,127,410	5,759,104

Total Mexico		128,458,687

Philippines – 0.6%

Alliance Global Group, Inc.	7,646,800	1,738,516

Century Pacific Food, Inc.	20,400	9,700

DMCI Holdings, Inc.	27,166,000	5,746,510

GT Capital Holdings, Inc.	188,120	1,785,522

Megaworld Corp.	144,000	5,297

Metro Pacific Investments Corp.	204,000	13,809

Nickel Asia Corp.	17,664,900	2,193,287

Puregold Price Club, Inc.	3,063,000	1,763,486

Robinsons Land Corp.	54,926	14,852

Security Bank Corp.	8,020	13,572

Semirara Mining & Power Corp.	6,257,900	3,723,776

Wilcon Depot, Inc.	10,500	5,794

Total Philippines		17,014,121

Poland – 0.7%

Asseco Poland SA	323,298	5,710,931

CD Projekt SA(b)	45,582	1,176,781

Cyfrowy Polsat SA	1,373,836	5,338,382

Orange Polska SA	2,285,681	3,621,606

Warsaw Stock Exchange(b)	320,089	2,670,349

Total Poland		18,518,049

Saudi Arabia – 2.0%

Al Hammadi Holding	203,283	2,640,074

Al Moammar Information Systems Co.	24,274	735,909

Aldrees Petroleum & Transport Services Co.	70,861	1,791,488

AlKhorayef Water & Power Technologies Co.	11,064	393,195

Almunajem Foods Co.	71,480	1,108,276

Alujain Corp.	62,114	605,635

Arabian Cement Co.	293,729	2,840,494

Arabian Centres Co. Ltd.	993,710	5,395,159

Arabian Contracting Services Co.	34,169	1,110,536

Arriyadh Development Co.	258,727	1,259,965

Astra Industrial Group	123,550	2,090,051

Ataa Educational Co.	23,412	393,558

BinDawood Holding Co.	30,318	532,263

City Cement Co.	264,295	1,450,430

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value

Leejam Sports Co. JSC	100,506	$2,811,394

Maharah Human Resources Co.	80,450	1,288,074

Middle East Paper Co.	94,700	792,173

Najran Cement Co.	91,027	314,279

National Co. for Learning & Education	17,980	478,994

National Gas & Industrialization Co.	85,182	1,311,644

National Medical Care Co.	24,445	587,404

Northern Region Cement Co.	283,412	842,603

Qassim Cement Co.	116,730	2,092,850

Saudi Automotive Services Co.	92,255	913,039

Saudi Cement Co.	415,240	6,194,805

Saudi Ceramic Co.	99,008	828,210

Saudi Chemical Co. Holding	50,105	387,097

Saudi Industrial Services Co.	90,086	675,579

Southern Province Cement Co.	202,912	2,700,124

Theeb Rent A Car Co.	37,179	776,523

United Electronics Co.	150,721	3,119,861

United International Transportation Co.	91,619	1,420,525

Yanbu Cement Co.	304,055	2,835,049

Total Saudi Arabia		52,717,260
South Africa – 9.3%

AECI Ltd.	657,418	3,478,563

African Rainbow Minerals Ltd.(b)	1,022,605	13,294,297

Afrimat Ltd.	155,792	432,890

Astral Foods Ltd.	308,135	2,744,342

AVI Ltd.	2,669,503	10,562,159

Barloworld Ltd.	773,658	3,894,344

Dis-Chem Pharmacies Ltd.(a)	701,500	1,025,611

DRDGOLD Ltd.	24,417	23,464

Equites Property Fund Ltd.	6,538,284	5,663,995

Foschini Group Ltd.	1,176,912	6,032,980

Growthpoint Properties Ltd.	44,020,854	32,403,120

Harmony Gold Mining Co. Ltd.	12,868	53,075

Hyprop Investments Ltd.	3,743,693	6,266,743

Investec Ltd.	1,648,453	9,116,314

JSE Ltd.	389,658	2,151,382

KAP Industrial Holdings Ltd.	14,870,910	2,665,323

Life Healthcare Group Holdings Ltd.	3,076,110	3,344,408

Momentum Metropolitan Holdings(b)	7,095,696	7,050,704

Motus Holdings Ltd.	1,412,791	7,723,868

Mr. Price Group Ltd.	992,615	8,067,357

Netcare Ltd.	4,888,099	4,080,189

Old Mutual Ltd.	30,624,450	20,367,395

Omnia Holdings Ltd.	135,302	428,574

OUTsurance Group Ltd.(b)	1,782,168	3,508,588

Pick n Pay Stores Ltd.	1,120,875	2,670,390

PSG Konsult Ltd.	3,461,296	2,356,627

Redefine Properties Ltd.	63,135,009	12,952,596

Resilient REIT Ltd.(b)	2,705,979	7,107,151

Reunert Ltd.	843,324	2,870,890

Royal Bafokeng Platinum Ltd.(b)	430,583	3,479,125

Santam Ltd.(b)	328,061	5,269,685

SPAR Group Ltd.(b)	789,022	6,261,924

Super Group Ltd.	759,444	1,394,971

Thungela Resources Ltd.	2,429,332	27,678,707

Tiger Brands Ltd.(b)	668,041	7,549,984

Truworths International Ltd.	5,166,965	15,527,833

Total South Africa		249,499,568
South Korea – 10.6%

Aekyung Chemical Co. Ltd.	127,829	861,129

AfreecaTV Co. Ltd.	57	3,713

Ahnlab, Inc.	81	3,858

AJ Networks Co. Ltd.	197,399	714,175

APTC Co. Ltd.*	189,170	1,761,140

Asia Paper Manufacturing Co. Ltd.	19,396	529,652

BGF Retail Co. Ltd.	117	16,330

BH Co. Ltd.	376	7,220

BNK Financial Group, Inc.	2,420,992	12,106,355

Caregen Co. Ltd.(b)	14,396	2,156,331

Cheil Worldwide, Inc.(b)	451,615	6,459,324

Chong Kun Dang Pharmaceutical Corp.	8,845	527,228

CJ Corp.	46,175	3,699,391

CJ ENM Co. Ltd.*	36,177	2,387,068

Com2uS Corp.(b)	14,862	825,381

Cowell Fashion Co. Ltd.(b)	36,709	134,643

CS Wind Corp.(b)	28,829	1,614,344

Cuckoo Homesys Co. Ltd.	19,133	389,465

Daeduck Electronics Co. Ltd.	640	11,651

Daesang Corp.	88,582	1,334,327

Daishin Securities Co. Ltd.	181,320	1,782,768

DB HiTek Co. Ltd.	367	20,382

DGB Financial Group, Inc.	1,378,810	7,307,900

DL E&C Co. Ltd.(b)	109,950	2,732,175

DL Holdings Co. Ltd.	40,878	1,673,616

DN Automotive Corp.	240	13,919

DongKook Pharmaceutical Co. Ltd.	162	1,935

Dongkuk Steel Mill Co. Ltd.	288,609	2,704,636

Dongsuh Cos., Inc.	73,049	1,101,472

Dongsung Finetec Co. Ltd.	679	5,690

Dongwon Systems Corp.	8,059	264,641

Doosan Bobcat, Inc.	193,061	6,480,597

DoubleUGames Co. Ltd.	54	1,833

Dreamtech Co. Ltd.	193,547	1,503,061

E-Mart, Inc.	49,255	3,995,336

Echo Marketing, Inc.	571	5,526

Eo Technics Co. Ltd.(b)	28,598	1,957,278

Fila Holdings Corp.(b)	157,846	4,425,532

GOLFZON Co. Ltd.	87	8,547

Green Cross Corp.	11,339	1,063,480

Green Cross Holdings Corp.	4,945	58,572

GS Engineering & Construction Corp.	439,115	6,965,261

GS Holdings Corp.	496,878	15,419,496

GS Retail Co. Ltd.(b)	209,419	4,560,455

HAESUNG DS Co. Ltd.	207	8,395

Hana Materials, Inc.	117	3,802

Handsome Co. Ltd.	168	3,362

Hanjin Transportation Co. Ltd.	174	2,727

Hankook & Co. Ltd.(b)	129,739	1,190,906

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value

Hanmi Science Co. Ltd.(b)	31,975	$956,659

Hanmi Semiconductor Co. Ltd.	1,232	19,589

Hansae Co. Ltd.(b)	106,242	1,267,380

Hansol Chemical Co. Ltd.(b)	13,173	2,423,423

Hansol Paper Co. Ltd.	697	6,302

Hanwha Aerospace Co. Ltd.	367	27,965

Hanwha Corp.	944	19,034

Hanwha Systems Co. Ltd.	129,606	1,379,836

Harim Holdings Co. Ltd.	184,793	2,275,402

HDC Holdings Co. Ltd.	42,329	219,798

Hite Jinro Co. Ltd.	104,665	1,800,896

HK inno N Corp.	30,273	792,956

HL Holdings Corp.	25,365	609,843

HL Mando Co. Ltd.(b)	77,413	2,726,417

Hotel Shilla Co. Ltd.	22,236	1,392,045

Hyosung Advanced Materials Corp.	7,879	2,614,532

Hyosung Corp.(b)	72,726	3,776,378

Hyundai Autoever Corp.	7,240	626,204

Hyundai Construction Equipment Co. Ltd.	47,773	1,911,874

Hyundai Department Store Co. Ltd.	36,026	1,513,709

Hyundai Elevator Co. Ltd.(b)	151,532	3,689,799

Hyundai Greenfood Co. Ltd.†	203,348	1,132,445

Hyundai Marine & Fire Insurance Co. Ltd.(b)	379,260	9,846,747

Hyundai Steel Co.	255,119	6,800,038

Hyundai Wia Corp.	150	6,452

iMarketKorea, Inc.	25,005	190,728

Innocean Worldwide, Inc.	237	7,400

IS Dongseo Co. Ltd.*(b)	71,779	2,246,798

JB Financial Group Co. Ltd.(b)	1,355,872	9,102,678

Jusung Engineering Co. Ltd.(b)	79,024	977,291

JYP Entertainment Corp.(b)	41,659	2,476,788

K Car Co. Ltd.(b)	94,434	923,413

KCC Glass Corp.	28,470	867,101

KEPCO Engineering & Construction Co., Inc.	9,257	533,299

KEPCO Plant Service & Engineering Co. Ltd.	661	19,193

KG DONGBUSTEEL(b)	35,916	278,367

Kginicis Co. Ltd.(b)	66,022	644,575

KIWOOM Securities Co. Ltd.	62,254	4,829,784

Koentec Co. Ltd.	1,653	8,990

Koh Young Technology, Inc.	481	6,244

Kolmar BNH Co. Ltd.(b)	48,977	891,620

Kolmar Korea Co. Ltd.(b)	29,893	962,105

Kolon Global Corp.	50,125	548,281

Kolon Industries, Inc.	47,731	1,631,547

Korea Aerospace Industries Ltd.	556	20,244

Korea Gas Corp.*	192,151	3,999,917

Korean Reinsurance Co.	654,672	3,655,925

KT Skylife Co. Ltd.	93,021	558,047

Kukdo Chemical Co. Ltd.	34,775	1,258,135

Kumho Petrochemical Co. Ltd.	118,741	13,106,795

LEENO Industrial, Inc.	123	13,539

LF Corp.	69,480	925,973

LG HelloVision Co. Ltd.	167,044	538,914

LIG Nex1 Co. Ltd.	231	12,847

Lotte Chilsung Beverage Co. Ltd.	57	7,220

Lotte Data Communication Co.	16,307	332,566

LOTTE Fine Chemical Co. Ltd.(b)	63,854	2,864,442

Lotte Rental Co. Ltd.	41,455	824,737

Lotte Shopping Co. Ltd.(b)	39,840	2,506,353

LS Corp.(b)	63,865	3,904,946

LS Electric Co. Ltd.	258	11,197

LX International Corp.(b)	188,326	4,187,915

LX Semicon Co. Ltd.(b)	69,954	6,018,242

Mcnex Co. Ltd.	30,258	727,484

MegaStudyEdu Co. Ltd.	153	6,852

Meritz Financial Group, Inc.	40,708	1,206,997

Meritz Securities Co. Ltd.	29,316	137,364

Mirae Asset Securities Co. Ltd.	1,326,730	6,583,459

Nasmedia Co. Ltd.	34,859	654,686

NICE Holdings Co. Ltd.	352	3,299

NICE Information Service Co. Ltd.	66,125	625,771

NongShim Co. Ltd.	42	12,227

OCI Co. Ltd.(b)	39,262	3,085,227

Orion Holdings Corp.(b)	34,677	453,357

Pan Ocean Co. Ltd.(b)	487,481	2,175,569

Partron Co. Ltd.(b)	170,266	1,078,999

PI Advanced Materials Co. Ltd.(b)	55,759	1,610,430

Poongsan Corp.	73,724	2,140,621

Posco ICT Co. Ltd.(b)	113,845	830,762

Posco International Corp.(b)	60,996	1,044,829

PSK, Inc.(b)	90,208	1,444,742

S-1 Corp.(b)	76,675	3,257,002

Samjin Pharmaceutical Co. Ltd.	457	7,442

SAMPYO Cement Co. Ltd.(b)	348,260	951,004

Samyang Foods Co. Ltd.	13,192	1,207,886

SD Biosensor, Inc.(b)	205,485	3,330,440

Seah Besteel Holdings Corp.	137,523	2,392,669

SeAH Steel Corp.	5,968	597,327

Seegene, Inc.(b)	137,185	2,613,349

Seoul Semiconductor Co. Ltd.	304,930	2,693,624

SFA Engineering Corp.(b)	75,493	2,278,968

SGC Energy Co. Ltd.	183	4,273

Shinsegae International, Inc.	32,446	539,583

Shinsegae, Inc.	9,976	1,651,364

SIMMTECH Co. Ltd.	246	6,000

SK Chemicals Co. Ltd.(b)	47,638	2,726,144

SK Discovery Co. Ltd.	121,741	2,955,038

SK Networks Co. Ltd.	2,377	8,226

SKC Co. Ltd.(b)	28,279	2,482,843

SL Corp.	349	7,479

SNT Motiv Co. Ltd.	222	7,989

Soulbrain Co. Ltd.	5,715	1,031,628

SSANGYONG C&E Co. Ltd.(b)	713,712	3,382,573

ST Pharm Co. Ltd.	8,620	489,980

TES Co. Ltd.	424	7,084

TKG Huchems Co. Ltd.	667	11,169

Tokai Carbon Korea Co. Ltd.	11,282	907,344

Tongyang Life Insurance Co. Ltd.*	542,084	1,586,465

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value

Unid Co. Ltd.	86	$5,120

Vieworks Co. Ltd.	11,018	255,593

Wemade Co. Ltd.(b)	6,816	262,828

Woori Investment Bank Co. Ltd.	1,706,867	979,398

Youlchon Chemical Co. Ltd.	313	9,761

Youngone Corp.(b)	47,855	1,678,059

Youngone Holdings Co. Ltd.	20,320	1,000,508

Total South Korea		285,684,739

Taiwan – 27.7%

AcBel Polytech, Inc.	12,303	15,577

Acer, Inc.(b)	20,799,000	19,229,554

Alltek Technology Corp.(b)	1,780,240	2,403,083

AP Memory Technology Corp.(b)	555,000	5,905,904

Arcadyan Technology Corp.(b)	1,116,681	3,905,954

Asia Optical Co., Inc.(b)	1,209,000	2,620,708

Asia Vital Components Co. Ltd.(b)	609,000	2,820,232

Bank of Kaohsiung Co. Ltd.(b)	1,746,000	705,339

BenQ Materials Corp.(b)	1,172,000	1,395,353

BES Engineering Corp.(b)	10,633,000	3,233,815

Capital Securities Corp.(b)	12,889,340	5,079,960

Chang Wah Electromaterials, Inc.(b)	2,536,000	3,081,764

Charoen Pokphand Enterprise	9,100	24,837

Chenbro Micom Co. Ltd.	3,000	8,237

Cheng Loong Corp.(b)	4,850,000	4,499,959

Cheng Uei Precision Industry Co. Ltd.	12,000	16,297

Chicony Electronics Co. Ltd.(b)	5,311,652	16,625,353

Chicony Power Technology Co. Ltd.(b)	2,077,625	5,527,141

Chin-Poon Industrial Co. Ltd.(b)	2,437,000	2,601,281

China Bills Finance Corp.	30,000	14,780

China Chemical & Pharmaceutical Co. Ltd.	12,000	10,247

China General Plastics Corp.(b)	3,247,000	2,804,700

China Steel Chemical Corp.(b)	505,726	1,918,429

China Steel Structure Co. Ltd.	3,000	5,794

ChipMOS Technologies, Inc.(b)	4,034,000	5,081,005

Chong Hong Construction Co. Ltd.(b)	1,351,000	3,478,722

Chroma ATE, Inc.(b)	1,164,132	6,786,548

Chun Yuan Steel Industry Co. Ltd.(b)	2,553,000	1,341,588

Chung Hung Steel Corp.(b)	6,191,000	5,368,007

Chung Hwa Pulp Corp.(b)	1,041,000	552,168

Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	1,934,000	6,008,914

Cleanaway Co. Ltd.	3,161	19,518

Compeq Manufacturing Co. Ltd.(b)	4,773,000	7,265,902

Continental Holdings Corp.(b)	2,653,000	2,683,715

CTCI Corp.(b)	2,828,190	3,891,983

DA CIN Construction Co. Ltd.	15,000	16,455

Darfon Electronics Corp.(b)	1,075,000	1,557,024

Daxin Materials Corp.	3,000	8,217

Depo Auto Parts Ind Co. Ltd.(b)	116,000	346,314

Eastern Media International Corp.(b)	362,520	223,840

Edom Technology Co. Ltd.(b)	2,650,000	2,484,851

Elan Microelectronics Corp.(b)	1,660,409	5,442,444

Elite Material Co. Ltd.(b)	1,292,163	7,723,907

Elite Semiconductor Microelectronics Technology, Inc.(b)	2,062,000	5,641,337

Ennoconn Corp.(b)	559,243	4,867,375

ENNOSTAR, Inc.(b)	2,380,000	4,158,502

Eternal Materials Co. Ltd.(b)	5,110,319	5,261,795

Evergreen International Storage & Transport Corp.(b)	541,000	492,182

Everlight Chemical Industrial Corp.(b)	1,361,000	840,358

Everlight Electronics Co. Ltd.(b)	2,899,165	3,813,501

Far Eastern Department Stores Ltd.	3,280,841	2,451,404

Far Eastern International Bank(b)	15,793,017	5,757,533

Faraday Technology Corp.(b)	200,000	1,290,746

Farglory F T Z Investment Holding Co. Ltd.	3,000	6,523

Farglory Land Development Co. Ltd.(b)	2,390,640	4,451,902

Feng Hsin Steel Co. Ltd.(b)	1,582,950	3,540,484

FLEXium Interconnect, Inc.*(b)	1,647,028	5,355,309

Flytech Technology Co. Ltd.	6,000	14,445

Formosa Advanced Technologies Co. Ltd.	1,490,000	2,177,683

Formosa International Hotels Corp.(b)	398,000	3,646,999

Formosan Union Chemical(b)	2,828,000	2,340,606

Fortune Electric Co. Ltd.	3,000	6,828

Foxsemicon Integrated Technology, Inc.(b)	729,197	4,741,966

Froch Enterprise Co. Ltd.(b)	1,154,000	890,681

Fusheng Precision Co. Ltd.(b)	493,000	3,675,540

Gemtek Technology Corp.(b)	2,783,000	2,824,360

Genius Electronic Optical Co. Ltd.	280	3,545

Getac Holdings Corp.(b)	2,314,292	4,066,495

Giant Manufacturing Co. Ltd.(b)	1,021,051	5,902,126

Gigabyte Technology Co. Ltd.(b)	3,768,000	16,521,159

Global Brands Manufacture Ltd.(b)	1,705,400	1,895,978

Global Mixed Mode Technology, Inc.(b)	961,000	5,697,036

Global PMX Co. Ltd.(b)	172,000	816,290

Gold Circuit Electronics Ltd.(b)	509,700	1,628,830

Goldsun Building Materials Co. Ltd.(b)	7,632,000	6,993,441

Grape King Bio Ltd.(b)	446,988	2,642,511

Great Wall Enterprise Co. Ltd.(b)	2,949,259	4,949,738

Greatek Electronics, Inc.(b)	3,322,000	5,815,341

HannsTouch Solution, Inc.	12,000	3,890

Highwealth Construction Corp.(b)	9,089,651	12,284,724

Hiwin Technologies Corp.(b)	723,000	5,948,321

Ho Tung Chemical Corp.	30,000	8,838

Holtek Semiconductor, Inc.(b)	1,521,773	3,693,539

Holy Stone Enterprise Co. Ltd.(b)	904,000	2,983,890

Hota Industrial Manufacturing Co. Ltd.	3,146	7,429

Hsin Kuang Steel Co. Ltd.(b)	1,818,000	2,863,063

Huaku Development Co. Ltd.(b)	1,751,296	5,349,225

Huang Hsiang Construction Corp.	9,000	13,420

Hung Sheng Construction Ltd.(b)	1,754,000	1,322,089

IBF Financial Holdings Co. Ltd.(b)	12,642,139	5,127,857

Inventec Corp.(b)	12,683,000	13,308,871

ITE Technology, Inc.(b)	1,174,000	3,462,524

ITEQ Corp.(b)	1,345,000	3,458,855

Jentech Precision Industrial Co. Ltd.(b)	122,094	1,910,758

Kenda Rubber Industrial Co. Ltd.(b)	1,553,000	1,601,583

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value

Kerry TJ Logistics Co. Ltd.	6,000	$7,478

Kindom Development Co. Ltd.(b)	3,988,200	3,929,584

King Slide Works Co. Ltd.	88,004	1,111,340

King Yuan Electronics Co. Ltd.(b)	11,714,000	18,659,299

King’s Town Bank Co. Ltd.(b)	3,974,000	4,600,821

Kinik Co.	3,495	13,602

Kinpo Electronics(b)	1,844,000	793,379

Kinsus Interconnect Technology Corp.(b)	113,000	430,512

KMC Kuei Meng International, Inc.(b)	342,000	1,606,240

KS Terminals, Inc.(b)	199,000	467,313

Kung Long Batteries Industrial Co. Ltd.	3,000	14,090

L&K Engineering Co. Ltd.	1,506,000	2,396,443

Lealea Enterprise Co. Ltd.(b)	4,028,000	1,369,236

Lelon Electronics Corp.(b)	1,075,000	2,316,118

Lian Hwa Food Corp.(b)	512,820	1,514,164

Lien Hwa Industrial Holdings Corp.(b)	2,832,773	5,210,125

Longchen Paper & Packaging Co. Ltd.(b)	3,680,627	2,048,990

Lotes Co. Ltd.(b)	248,392	7,489,083

Lotus Pharmaceutical Co. Ltd.*(b)	546,000	4,501,059

Macronix International Co. Ltd.(b)	12,076,000	13,901,430

Makalot Industrial Co. Ltd.(b)	674,881	4,787,726

Marketech International Corp.(b)	204,000	894,458

Merida Industry Co. Ltd.(b)	583,043	3,226,628

Mirle Automation Corp.(b)	1,125,560	1,406,603

Namchow Holdings Co. Ltd.(b)	655,000	1,014,311

Nichidenbo Corp.(b)	1,690,000	3,297,019

Nien Made Enterprise Co. Ltd.(b)	820,000	8,806,634

Nuvoton Technology Corp.(b)	1,248,872	6,132,075

O-Bank Co. Ltd.(b)	4,432,000	1,409,040

Oriental Union Chemical Corp.(b)	2,267,000	1,481,675

Pan Jit International, Inc.(b)	1,225,000	2,868,626

Pan-International Industrial Corp.(b)	993,000	1,280,080

Pou Chen Corp.	10,093,000	10,342,445

Powertech Technology, Inc.(b)	5,617,000	16,787,815

President Securities Corp.(b)	5,158,520	2,727,717

Primax Electronics Ltd.(b)	2,249,000	4,461,437

Promate Electronic Co. Ltd.(b)	1,775,000	2,436,817

Qisda Corp.(b)	10,015,000	10,426,981

Raydium Semiconductor Corp.(b)	534,000	7,260,892

Ruentex Industries Ltd.(b)	4,672,000	8,669,612

Run Long Construction Co. Ltd.(b)	465,000	1,072,108

San Fu Chemical Co. Ltd.(b)	437,000	1,865,835

Sanyang Motor Co. Ltd.(b)	2,231,000	2,857,673

ScinoPharm Taiwan Ltd.(b)	762,000	650,694

SDI Corp.	3,000	13,006

Sercomm Corp.	6,488	20,201

Sesoda Corp.(b)	789,000	1,102,618

Sheng Yu Steel Co. Ltd.(b)	2,156,000	1,844,611

Shin Zu Shing Co. Ltd.	6,000	17,144

Shinkong Insurance Co. Ltd.(b)	1,181,000	1,935,525

Shiny Chemical Industrial Co. Ltd.	3,637	14,752

Sigurd Microelectronics Corp.(b)	2,850,000	5,232,449

Sinbon Electronics Co. Ltd.(b)	470,120	5,280,599

Sincere Navigation Corp.(b)	1,024,000	832,384

Sinon Corp.	18,000	22,347

Sitronix Technology Corp.(b)	461,000	3,595,944

Sonix Technology Co. Ltd.(b)	1,350,000	2,385,417

Standard Chemical & Pharmaceutical Co. Ltd.	6,000	10,897

Standard Foods Corp.	9,896	13,277

Stark Technology, Inc.	6,000	18,997

Sunny Friend Environmental Technology Co. Ltd.(b)	729,000	3,950,571

Sunonwealth Electric Machine Industry Co. Ltd.	9,000	15,489

Sunrex Technology Corp.	3,000	4,365

Supreme Electronics Co. Ltd.(b)	3,394,506	4,966,754

Synnex Technology International Corp.(b)	7,832,600	15,769,386

Systex Corp.	6,000	15,528

T3EX Global Holdings Corp.(b)	820,000	2,106,051

TA Chen Stainless Pipe(b)	4,728,000	7,065,408

Ta Ya Electric Wire & Cable(b)	985,000	836,267

Taichung Commercial Bank Co. Ltd.	7,669,250	3,488,599

Taiflex Scientific Co. Ltd.	9,000	12,592

Tainan Spinning Co. Ltd.(b)	4,109,000	2,273,968

Taisun Enterprise Co. Ltd.(b)	9,000	8,543

Taita Chemical Co. Ltd.(b)	1,646,900	1,146,704

Taiwan Business Bank	36,708	16,216

Taiwan Cogeneration Corp.	15,970	22,318

Taiwan Fertilizer Co. Ltd.(b)	2,688,000	4,943,854

Taiwan Glass Industry Corp.(b)	7,222,000	4,874,361

Taiwan Hon Chuan Enterprise Co. Ltd.	12,692	40,518

Taiwan Navigation Co. Ltd.(b)	1,102,000	1,123,807

Taiwan Paiho Ltd.(b)	1,163,000	2,253,617

Taiwan PCB Techvest Co. Ltd.(b)	1,962,302	2,668,176

Taiwan Sakura Corp.	6,000	12,572

Taiwan Secom Co. Ltd.	1,081,000	3,745,644

Taiwan Surface Mounting Technology Corp.(b)	776,000	2,477,287

Taiwan-Asia Semiconductor Corp.	15,000	19,115

Teco Electric & Machinery Co. Ltd.(b)	5,513,000	7,695,295

Test Research, Inc.	6,115	12,753

Thinking Electronic Industrial Co. Ltd.	3,000	15,075

Ton Yi Industrial Corp.(b)	4,468,000	2,832,167

Tong Hsing Electronic Industries Ltd.(b)	915,396	5,967,850

Tong Yang Industry Co. Ltd.	6,685	10,144

Topco Scientific Co. Ltd.(b)	1,012,521	6,285,129

Transcend Information, Inc.(b)	1,877,479	4,507,553

Tripod Technology Corp.(b)	2,259,928	8,313,061

TSRC Corp.(b)	3,878,000	3,591,743

Ttet Union Corp.	157,000	765,728

Tung Ho Steel Enterprise Corp.(b)	3,589,722	6,602,330

TXC Corp.(b)	1,891,549	5,529,119

U-Ming Marine Transport Corp.(b)	2,176,420	3,988,644

Union Bank of Taiwan(b)	2,746,000	1,429,480

United Integrated Services Co. Ltd.(b)	1,319,000	9,162,279

Universal Cement Corp.(b)	2,758,000	2,400,427

USI Corp.(b)	5,615,000	4,887,019

Visual Photonics Epitaxy Co. Ltd.(b)	816,750	2,475,935

Wah Lee Industrial Corp.(b)	1,113,580	3,203,863

Walsin Technology Corp.(b)	500,000	1,587,979

Wan Hai Lines Ltd.(b)	438,150	985,739

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value

Weikeng Industrial Co. Ltd.(b)	4,985,431	$4,903,971

Weltrend Semiconductor(b)	898,000	1,507,112

Winbond Electronics Corp.(b)	9,416,000	8,195,221

Wistron Corp.(b)	16,116,000	22,151,395

Wistron NeWeb Corp.	6,722	22,850

WPG Holdings Ltd.(b)	7,472,058	12,319,478

WT Microelectronics Co. Ltd.(b)	2,256,678	5,010,311

YC INOX Co. Ltd.	9,793	9,488

YFY, Inc.(b)	5,304,000	4,625,050

Yieh Phui Enterprise Co. Ltd.(b)	2,946,000	1,519,080

Yulon Motor Co. Ltd.(b)	1,616,000	3,991,237

ZongTai Real Estate Development Co. Ltd.	15,941	24,084

Total Taiwan		744,536,519

Thailand – 5.6%

Amata Corp. PCL, NVDR(b)	6,063,500	4,025,192

Asian Sea Corp. PCL, NVDR(b)	1,446,800	507,723

Asiasoft Corp. PCL, NVDR	10,200	4,027

Bangchak Corp. PCL, NVDR	5,915,300	5,362,606

Bangkok Chain Hospital PCL, NVDR(b)	14,913,600	8,897,132

Banpu PCL, NVDR(b)	22,775,200	7,193,220

Banpu Power PCL, NVDR(b)	5,253,800	2,458,278

BCPG PCL, NVDR(b)	13,394,712	3,897,569

Chularat Hospital PCL, NVDR(b)	66,301,300	7,018,883

Com7 PCL, NVDR	15,000	13,379

Dynasty Ceramic PCL, NVDR(b)	50,785,800	3,445,622

Eastern Polymer Group PCL, NVDR(b)	7,340,100	1,738,699

Gunkul Engineering PCL, NVDR(b)	250,900	29,643

Ichitan Group PCL, NVDR	23,700	9,218

IRPC PCL, NVDR(b)	64,536,400	4,944,740

Jay Mart PCL, NVDR(b)	2,275,600	1,523,943

KCE Electronics PCL, NVDR(b)	3,214,600	4,253,857

Kiatnakin Phatra Bank PCL, NVDR	24,600	45,502

Mega Lifesciences PCL, NVDR(b)	2,967,900	3,623,624

MK Restaurants Group PCL, NVDR(b)	985,000	1,476,276

Northeast Rubber PCL, NVDR(b)	13,994,075	2,434,998

Origin Property PCL, NVDR(b)	9,246,000	3,136,529

Polyplex Thailand PCL, NVDR(b)	3,441,413	1,771,278

Precious Shipping PCL, NVDR(b)	8,172,300	3,274,178

Prima Marine PCL, NVDR	16,721,200	3,569,667

PTG Energy PCL, NVDR(b)	4,323,800	1,770,235

Quality Houses PCL, NVDR	367,200	25,987

Rajthanee Hospital PCL, NVDR(b)	2,138,900	1,798,315

Ratch Group PCL, NVDR	4,760,400	5,359,713

Regional Container Lines PCL, NVDR(b)	2,896,200	2,244,460

Sansiri PCL, NVDR	61,743,100	3,141,775

Sino-Thai Engineering & Construction PCL, NVDR(b)	3,460,900	1,275,255

Somboon Advance Technology PCL, NVDR(b)	4,394,000	2,441,468

Supalai PCL, NVDR	11,992,800	7,785,938

Synnex Thailand PCL, NVDR(b)	2,223,500	949,352

Thai Oil PCL, NVDR	1,021,600	1,568,475

Thai Union Group PCL, NVDR	12,913,400	5,324,724

Thai Vegetable Oil PCL, NVDR	4,401,870	3,411,304

Thaifoods Group PCL, NVDR(b)	10,251,000	1,573,849

Thanachart Capital PCL, NVDR	6,996,900	9,361,257

Tisco Financial Group PCL, NVDR	4,806,900	14,127,605

TQM Alpha PCL, NVDR(b)	1,857,900	1,792,973

TTW PCL, NVDR	22,672,300	5,801,510

WHA Corp. PCL, NVDR	53,417,000	6,717,155

Workpoint Entertainment PCL, NVDR(b)	7,500	3,816

Total Thailand		151,130,949

Turkey – 1.9%

Aksa Akrilik Kimya Sanayii AS	9,292	34,757

Aksa Enerji Uretim AS(b)	575,798	840,524

Alarko Holding AS	249,936	844,405

Alkim Alkali Kimya AS	559,314	920,777

Anadolu Efes Biracilik Ve Malt Sanayii AS	910,753	3,046,124

Arcelik AS	15,886	96,996

Aygaz AS	485,738	1,696,730

Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	278,052	684,012

Coca-Cola Icecek AS	2,524	26,785

Dogus Otomotiv Servis ve Ticaret AS	3,991	25,428

EGE Endustri VE Ticaret AS	51	12,100

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,895,876	3,191,220

Enerjisa Enerji AS(a)	20,631	29,450

Haci Omer Sabanci Holding AS	5,078,283	10,466,105

Is Yatirim Menkul Degerler AS	7,955	17,754

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	4,915,128	4,860,074

Kartonsan Karton Sanayi ve Ticaret AS	139,936	491,362

Koza Altin Isletmeleri AS(b)	3,377,793	3,801,007

Nuh Cimento Sanayi AS	313,817	2,210,370

Otokar Otomotiv Ve Savunma Sanayi AS*	436	20,843

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,072,433	1,709,635

Selcuk Ecza Deposu Ticaret ve Sanayi AS	682,746	1,130,381

Tekfen Holding AS	600,604	1,018,164

Tofas Turk Otomobil Fabrikasi AS	855,902	8,324,923

Turk Traktor ve Ziraat Makineleri AS	1,232	32,149

Turkcell Iletisim Hizmetleri AS	2,499,894	4,164,971

Turkiye Petrol Rafinerileri AS‡	0	10

Turkiye Sise ve Cam Fabrikalari AS‡	0	1

Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	2,038,706

Yapi ve Kredi Bankasi AS	61,215	30,519

Total Turkey		51,766,282
TOTAL COMMON STOCKS (Cost: $2,384,061,318)		2,665,974,569
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Emerging Markets High Dividend Fund(b)(c) (Cost: $2,660,281)	81,938	3,102,173

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
United States – 3.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(d) (Cost: $92,666,436)	92,666,436	$92,666,436
TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $2,479,388,035)		2,761,743,178

Other Assets less Liabilities – (2.7)%		(73,303,800)

NET ASSETS – 100.0%		$2,688,439,378

*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,492,086, which represents 0.06% of net assets.

‡	Share amount represents a fractional share.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $522,562,240 and the total market value of the collateral held by the Fund was $560,322,280. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $467,655,844.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$12,543,585	$60,188,588	$65,139,920	$(4,630,473)	$140,393	$3,102,173	$1,688,074

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities

Common Stocks
China	$510,728,433	$1,411,945	$359,641	*	$512,500,019
South Korea	284,552,294	—	1,132,445	*	285,684,739
Other	1,867,789,811	—	—		1,867,789,811
Exchange-Traded Fund	3,102,173	—	—		3,102,173
Investment of Cash Collateral for Securities Loaned	—	92,666,436	—		92,666,436
Total Investments in Securities	$2,666,172,711	$94,078,381	$1,492,086		$2,761,743,178

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.0%

Australia – 2.7%

Altium Ltd.	7,873	$200,794

Aristocrat Leisure Ltd.	52,044	1,296,661

Beach Energy Ltd.	154,602	146,516

Cochlear Ltd.	5,315	842,551

CSL Ltd.	28,994	5,598,422

Goodman Group	183,658	2,311,263

IDP Education Ltd.(a)	14,345	262,382

Northern Star Resources Ltd.	144,457	1,190,994

OZ Minerals Ltd.	19,185	361,190

Pro Medicus Ltd.(a)	2,099	89,789

REA Group Ltd.(a)	9,283	858,173

Technology One Ltd.	14,305	139,304

Washington H Soul Pattinson & Co. Ltd.(a)	48,340	977,747

WiseTech Global Ltd.	3,080	134,373

Total Australia		14,410,159

Austria – 0.2%

Verbund AG	10,055	873,940

Belgium – 0.5%

Etablissements Franz Colruyt NV(a)	31,616	924,681

UCB SA	16,597	1,486,542

Total Belgium		2,411,223

Brazil – 2.4%

Atacadao SA	63,151	154,320

BB Seguridade Participacoes SA	422,233	2,707,321

Energisa SA	126,879	1,005,473

Engie Brasil Energia SA	130,230	1,031,771

Equatorial Energia SA	160,282	852,266

Localiza Rent a Car SA	105,671	1,112,930

Lojas Renner SA	171,781	561,395

Porto Seguro SA	101,352	470,154

Raia Drogasil SA	98,579	475,372

Sendas Distribuidora SA	45,984	140,938

TOTVS SA	24,887	138,222

Transmissora Alianca de Energia Eletrica SA	226,258	1,554,276

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	29,739	78,303

Vibra Energia SA	342,833	974,355

WEG SA	175,108	1,400,449

Total Brazil		12,657,545

Canada – 4.2%

Alimentation Couche-Tard, Inc.(a)	38,976	1,956,936

Canadian National Railway Co.	67,052	7,900,974

Canadian Pacific Railway Ltd.(a)	36,779	2,828,234

Constellation Software, Inc.	482	904,953

Dollarama, Inc.(a)	3,415	203,812

Enerplus Corp.(a)	9,896	142,442

FirstService Corp.(a)	1,304	183,486

Magna International, Inc.(a)	54,077	2,892,551

Ritchie Bros Auctioneers, Inc.(a)	9,571	537,761

Rogers Communications, Inc., Class B(a)	72,271	3,345,074

SNC-Lavalin Group, Inc.(a)	3,525	86,526

Tourmaline Oil Corp.(a)	18,888	786,029

Vermilion Energy, Inc.(a)	8,466	109,661

Total Canada		21,878,439

China – 6.7%

ANTA Sports Products Ltd.	158,800	2,306,155

Blue Moon Group Holdings Ltd.(a)(b)	351,500	224,335

China Conch Venture Holdings Ltd.	803,000	1,401,423

China Feihe Ltd.(b)	1,601,000	1,201,268

Country Garden Services Holdings Co. Ltd.	503,000	870,163

Fuyao Glass Industry Group Co. Ltd., Class H(b)	200,000	871,343

Kingsoft Corp. Ltd.	54,200	266,859

Li Ning Co. Ltd.	193,900	1,528,979

Nongfu Spring Co. Ltd., Class H(a)(b)	174,500	1,003,659

Pop Mart International Group Ltd.(a)(b)	86,600	236,083

Prosus NV*	25,625	2,002,830

Simcere Pharmaceutical Group Ltd.(a)(b)	92,000	96,689

Smoore International Holdings Ltd.(a)(b)	499,000	640,758

Sunny Optical Technology Group Co. Ltd.	83,200	1,006,355

Tencent Holdings Ltd.	350,800	17,240,701

WuXi AppTec Co. Ltd., Class H(b)	32,940	344,928

Yadea Group Holdings Ltd.(b)	254,000	655,227

Yihai International Holding Ltd.*(a)	92,000	270,142

Yum China Holdings, Inc.	38,250	2,405,136

Zhongsheng Group Holdings Ltd.	144,800	713,859

Total China		35,286,892

Denmark – 5.0%

Chr Hansen Holding A/S	11,231	853,396

Coloplast A/S, Class B	22,661	2,980,462

Novo Nordisk A/S, Class B	126,745	20,071,278

Pandora A/S	19,472	1,861,279

Royal Unibrew A/S	6,399	558,094

SimCorp A/S	2,264	171,305

Total Denmark		26,495,814

Finland – 1.2%

Kone Oyj, Class B	94,878	4,947,849

Valmet Oyj(a)	47,565	1,542,042

Total Finland		6,489,891

France – 9.7%

Bollore SE(a)	188,189	1,163,365

Gaztransport Et Technigaz SA	5,126	524,613

Hermes International	3,230	6,541,211

Kering SA	16,283	10,614,398

LVMH Moet Hennessy Louis Vuitton SE	30,411	27,899,000

Sartorius Stedim Biotech	1,624	497,559

Teleperformance	3,648	878,679

Verallia SA(b)	26,302	1,123,029

Vivendi SE	171,436	1,732,187

Total France		50,974,041

Germany – 4.5%

adidas AG	28,622	5,061,867

AIXTRON SE	5,808	197,065

Fielmann AG	19,790	825,202

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2023

Investments	Shares	Value

Nemetschek SE	4,386	$301,540

Puma SE	12,701	784,611

Rheinmetall AG	4,849	1,441,378

SAP SE	120,266	15,164,746

VERBIO Vereinigte BioEnergie AG	897	42,120

Total Germany		23,818,529

Hong Kong – 1.9%

Hong Kong Exchanges & Clearing Ltd.	174,100	7,722,549

Techtronic Industries Co. Ltd.	220,000	2,377,977

Total Hong Kong		10,100,526

India – 7.4%

Aarti Industries Ltd.	9,110	57,437

ACC Ltd.	18,350	372,258

Adani Ports & Special Economic Zone Ltd.	41,272	317,340

Alkem Laboratories Ltd.	2,856	118,021

APL Apollo Tubes Ltd.	4,043	59,298

Asian Paints Ltd.	23,800	799,772

Astral Ltd.	2,086	33,931

Atul Ltd.	417	35,311

Bajaj Auto Ltd.	24,689	1,167,044

Balkrishna Industries Ltd.	6,344	150,640

Berger Paints India Ltd.	11,952	84,598

Bharat Petroleum Corp. Ltd.	462,183	1,936,296

Coforge Ltd.	3,262	151,390

Colgate-Palmolive India Ltd.	30,516	559,709

CRISIL Ltd.	2,516	98,537

Crompton Greaves Consumer Electricals Ltd.	37,906	135,144

Dabur India Ltd.	64,897	430,291

Deepak Nitrite Ltd.	2,043	45,806

Divi’s Laboratories Ltd.	9,200	316,063

Dr. Lal PathLabs Ltd.(b)	1,818	40,440

Eicher Motors Ltd.	7,139	256,160

Endurance Technologies Ltd.(b)	2,501	37,786

GlaxoSmithKline Pharmaceuticals Ltd.	5,679	91,543

Grindwell Norton Ltd.	2,272	51,930

Gujarat Gas Ltd.	7,247	40,528

Havells India Ltd.	12,852	185,862

HDFC Asset Management Co. Ltd.(b)	16,111	334,806

Hero MotoCorp Ltd.	43,761	1,249,930

Hindustan Unilever Ltd.	107,725	3,356,112

Indraprastha Gas Ltd.	50,513	263,498

Indus Towers Ltd.	409,799	713,063

Info Edge India Ltd.	2,414	109,374

Infosys Ltd.	655,538	11,390,205

Ipca Laboratories Ltd.	3,748	36,957

JK Cement Ltd.	1,823	64,855

JSW Steel Ltd.	224,715	1,881,500

Jubilant Foodworks Ltd.	9,460	50,660

Kajaria Ceramics Ltd.	7,371	94,561

Kansai Nerolac Paints Ltd.	7,156	33,680

KPIT Technologies Ltd.	5,209	58,636

L&T Technology Services Ltd.(b)	2,520	103,598

Laurus Labs Ltd.(b)	11,495	40,975

LTIMindtree Ltd.(b)	4,346	251,701

Marico Ltd.	88,133	514,540

Mphasis Ltd.	16,018	350,005

Navin Fluorine International Ltd.	735	38,194

Nestle India Ltd.	3,443	825,511

Nippon Life India Asset Management Ltd.(b)	64,896	165,868

Oracle Financial Services Software Ltd.	12,306	488,714

Page Industries Ltd.	355	163,729

Persistent Systems Ltd.	3,428	192,272

PI Industries Ltd.	1,306	48,154

Pidilite Industries Ltd.	8,775	251,241

Polycab India Ltd.	2,101	73,629

Prestige Estates Projects Ltd.	7,684	37,699

Ramco Cements Ltd.	5,766	53,087

Relaxo Footwears Ltd.	3,395	35,153

SBI Cards & Payment Services Ltd.	8,905	80,205

Shree Cement Ltd.	407	129,688

Siemens Ltd.	2,080	84,209

SKF India Ltd.	1,482	76,744

Sun TV Network Ltd.	24,187	122,388

Sundram Fasteners Ltd.	6,759	80,434

Supreme Industries Ltd.	7,366	225,289

Tata Consultancy Services Ltd.	121,023	4,721,049

Tata Elxsi Ltd.	1,346	97,599

Tech Mahindra Ltd.	78,098	1,047,088

Titan Co. Ltd.	10,605	324,528

Torrent Pharmaceuticals Ltd.	7,811	146,098

Trident Ltd.	120,706	41,052

Tube Investments of India Ltd.	1,236	38,300

TVS Motor Co. Ltd.	6,938	90,939

UltraTech Cement Ltd.	6,370	590,796

Varun Beverages Ltd.	4,082	68,892

Voltas Ltd.	14,105	140,436

Whirlpool of India Ltd.	2,070	33,123

Total India		38,983,899

Indonesia – 0.1%

Indofood CBP Sukses Makmur Tbk PT	476,100	316,723

Mayora Indah Tbk PT	312,000	55,556

Sumber Alfaria Trijaya Tbk PT	1,329,200	255,300

Total Indonesia		627,579

Israel – 0.1%

Strauss Group Ltd.*	16,761	377,287

Italy – 1.5%

Amplifon SpA	10,920	378,937

Banca Generali SpA	40,040	1,278,073

Banca Mediolanum SpA	244,455	2,219,785

De’ Longhi SpA	39,941	913,875

Ferrari NV	6,750	1,828,251

Moncler SpA	17,883	1,234,518

Reply SpA	1,015	127,367

Total Italy		7,980,806

Japan – 3.1%

Asahi Intecc Co. Ltd.(a)	8,900	155,411

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2023

Investments	Shares	Value

Astellas Pharma, Inc.	249,400	$3,528,591

BayCurrent Consulting, Inc.	5,600	229,318

Benefit One, Inc.(a)	12,800	180,425

Capcom Co. Ltd.(a)	17,800	633,278

CyberAgent, Inc.(a)	30,900	258,874

Daifuku Co. Ltd.	29,800	547,009

Daito Trust Construction Co. Ltd.	12,700	1,258,645

Fancl Corp.	9,200	168,184

Goldwin, Inc.(a)	2,800	265,084

Hoya Corp.	14,000	1,531,595

Information Services International-Dentsu Ltd.	4,300	168,007

Kakaku.com, Inc.	15,400	208,859

Kobe Bussan Co. Ltd.(a)	8,800	243,655

Koei Tecmo Holdings Co. Ltd.(a)	35,200	631,585

M3, Inc.	13,300	329,877

MonotaRO Co. Ltd.(a)	13,700	170,568

Nexon Co. Ltd.	16,200	384,033

Nihon M&A Center Holdings, Inc.	16,600	122,732

Nomura Research Institute Ltd.	34,100	785,307

Obic Co. Ltd.(a)	4,500	706,665

Open House Group Co. Ltd.	15,800	587,647

Persol Holdings Co. Ltd.	18,100	360,939

Recruit Holdings Co. Ltd.	42,300	1,160,080

Relo Group, Inc.(a)	10,900	172,398

TechnoPro Holdings, Inc.	12,200	334,127

Workman Co. Ltd.(a)	6,400	269,291

ZOZO, Inc.(a)	30,352	687,589

Total Japan		16,079,773

Malaysia – 0.3%

CELCOMDIGI Bhd	1,241,400	1,221,003

MR DIY Group M Bhd(b)	290,800	102,151

Nestle Malaysia Bhd	10,900	338,672

Total Malaysia		1,661,826

Mexico – 0.3%

Kimberly-Clark de Mexico SAB de CV, Class A	768,117	1,614,849

Netherlands – 5.9%

ASM International NV(a)	2,220	896,992

ASML Holding NV	22,070	14,991,014

BE Semiconductor Industries NV(a)	28,200	2,454,095

Koninklijke KPN NV	1,042,255	3,686,957

SBM Offshore NV	66,962	994,868

Universal Music Group NV	217,524	5,507,646

Wolters Kluwer NV	21,264	2,687,949

Total Netherlands		31,219,521

Norway – 0.3%

Salmar ASA	35,144	1,529,503

TOMRA Systems ASA	12,305	206,785

Total Norway		1,736,288

Russia – 0.0%

Evraz PLC*†	243,480	0

Lukoil PJSC*†	68,533	0

Lukoil PJSC, ADR*†	2,107	0

Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	54,588	0

MMC Norilsk Nickel PJSC*†	16,209	$0

MMC Norilsk Nickel PJSC, ADR*†	12	0

Novatek PJSC*†	97,470	0

PhosAgro PJSC*†	8,504	0

PhosAgro PJSC, GDR*†(c)	166	0

Total Russia		0

Saudi Arabia – 0.1%

Bupa Arabia for Cooperative Insurance Co.	5,863	271,463

Mouwasat Medical Services Co.	5,210	326,171

Total Saudi Arabia		597,634

Singapore – 0.4%

Singapore Technologies Engineering Ltd.	788,900	2,171,693

South Africa – 0.4%

Mr. Price Group Ltd.	106,747	867,573

Naspers Ltd., Class N	5,664	1,051,223

OUTsurance Group Ltd.(a)	180,805	355,955

Total South Africa		2,274,751

South Korea – 0.1%

Celltrion, Inc.	4,230	486,734

Spain – 0.2%

Cie Automotive SA	18,520	533,208

Viscofan SA	7,475	536,000

Total Spain		1,069,208

Sweden – 4.3%

Alfa Laval AB	43,654	1,556,373

Atlas Copco AB, Class A	297,050	3,768,144

Atlas Copco AB, Class B	153,098	1,759,596

Beijer Ref AB(a)	14,067	246,489

Essity AB, Class B(a)	97,256	2,779,935

Evolution AB(b)	18,282	2,447,461

Husqvarna AB, Class B(a)	106,962	926,700

Investment AB Latour, Class B(a)	54,622	1,109,344

Nibe Industrier AB, Class B	44,821	509,175

Nordnet AB publ	56,348	927,853

Sandvik AB	178,662	3,787,041

Telefonaktiebolaget LM Ericsson, Class B(a)	493,021	2,881,231

Total Sweden		22,699,342

Switzerland – 9.7%

ABB Ltd., Registered Shares	312,240	10,721,875

Givaudan SA, Registered Shares	1,045	3,400,783

Logitech International SA, Registered Shares	16,924	983,706

Lonza Group AG, Registered Shares	2,117	1,268,508

Nestle SA, Registered Shares	168,847	20,600,609

Partners Group Holding AG	5,270	4,942,626

Schindler Holding AG, Participation Certificate	3,397	751,501

Schindler Holding AG, Registered Shares	10,189	2,152,566

Sika AG, Registered Shares	10,449	2,922,357

Sonova Holding AG, Registered Shares	6,097	1,792,627

Stadler Rail AG(a)	16,717	653,272

Straumann Holding AG, Registered Shares(a)	5,073	757,160

Temenos AG, Registered Shares	4,334	300,209

Total Switzerland		51,247,799

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2023

Investments	Shares	Value

Taiwan – 9.3%

Accton Technology Corp.	100,000	$1,047,705

Global Unichip Corp.	8,000	285,081

Lotes Co. Ltd.	13,337	402,114

momo.com, Inc.	16,120	478,081

Nan Ya Printed Circuit Board Corp.	101,000	938,763

Taiwan Cement Corp.(a)	1,529,000	1,827,920

Taiwan Semiconductor Manufacturing Co. Ltd.	2,434,000	42,608,490

Voltronic Power Technology Corp.	11,000	625,010

Wiwynn Corp.	23,000	849,824

Total Taiwan		49,062,988

Thailand – 0.4%

Carabao Group PCL, NVDR	97,700	273,571

CP ALL PCL, NVDR	615,200	1,115,438

Delta Electronics Thailand PCL, NVDR	9,600	320,608

Energy Absolute PCL, NVDR	56,900	126,463

Siam Makro PCL, NVDR	194,100	222,794

Total Thailand		2,058,874

Turkey – 0.7%

Aksa Enerji Uretim AS(a)	28,860	42,128

Arcelik AS	48,584	296,642

Aselsan Elektronik Sanayi ve Ticaret AS	35,664	96,522

BIM Birlesik Magazalar AS	102,146	791,306

Ford Otomotiv Sanayi AS	29,427	896,684

Iskenderun Demir ve Celik AS*	162,339	272,327

Tofas Turk Otomobil Fabrikasi AS	76,583	744,884

Turkcell Iletisim Hizmetleri AS	245,616	409,211

Total Turkey		3,549,704

United Kingdom – 11.4%

Airtel Africa PLC(b)	631,935	832,144

Ashtead Group PLC	36,924	2,263,559

Auto Trader Group PLC(b)	69,277	527,822

Compass Group PLC	112,626	2,831,083

Diageo PLC	232,583	10,393,042

Drax Group PLC	74,776	561,675

Games Workshop Group PLC	7,967	949,617

Hargreaves Lansdown PLC	106,604	1,053,693

Imperial Brands PLC	341,923	7,880,446

Intertek Group PLC	23,084	1,156,816

RELX PLC	226,776	7,340,799

Rightmove PLC	72,552	505,050

Rotork PLC	123,264	479,786

Sage Group PLC	123,546	1,183,878

Spectris PLC	13,783	623,567

Unilever PLC	413,604	21,427,689

Total United Kingdom		60,010,666

United States – 4.0%

GSK PLC	1,194,998	21,114,266
TOTAL COMMON STOCKS (Cost: $477,407,053)		522,022,486

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car SA, expiring 5/11/23* (Cost: $0)	466	1,207

EXCHANGE-TRADED FUNDS – 0.5%

United States – 0.5%

WisdomTree Emerging Markets High Dividend Fund(a)(d)	27,025	1,023,167

WisdomTree International Equity Fund(d)	31,150	1,549,089
TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,162,086)		2,572,256

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%

United States – 3.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(e)
(Cost: $18,782,688)	18,782,688	18,782,688

TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $498,351,827)		543,378,637

Other Assets less Liabilities – (3.1)%		(16,381,965)

NET ASSETS – 100.0%		$526,996,672
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,629,610 and the total market value of the collateral held by the Fund was $29,289,550. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,506,862.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$166,769	$4,458,332	$3,423,153	$(303,310)	$124,529	$1,023,167	$123,356
WisdomTree International Equity Fund	246,448	6,644,413	5,258,615	(355,564)	272,407	1,549,089	99,353
Total	$413,217	$11,102,745	$8,681,768	$(658,874)	$396,936	$2,572,256	$222,709

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	4/3/2023	442,295	BRL	86,230	USD	$1,004	$—
JP Morgan Chase Bank NA	4/3/2023	442,657	BRL	86,301	USD	1,004	—
Morgan Stanley & Co. International	4/4/2023	107,396	USD	98,000	CHF	122	—
Royal Bank of Canada	4/3/2023	81,319	USD	110,000	CAD	39	—
Standard Chartered Bank	4/3/2023	2,324,024	HKD	296,060	USD	—	(5)
Standard Chartered Bank	4/3/2023	2,324,024	HKD	296,060	USD	—	(4)
State Street Bank and Trust	4/4/2023	35,515	USD	180,000	BRL	14	—
						$2,183	$(9)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	522,022,486	—	—		522,022,486
Rights	1,207	—	—		1,207
Exchange-Traded Funds	2,572,256	—	—		2,572,256
Investment of Cash Collateral for Securities Loaned	—	18,782,688	—		18,782,688
Total Investments in Securities	$524,595,949	$18,782,688	$0		$543,378,637
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,183	$—		$2,183
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(9)	$—		$(9)
Total – Net	$524,595,949	$18,784,862	$0		$543,380,811
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments

WisdomTree Global High Dividend Fund (DEW)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.3%

Australia – 4.5%

Ampol Ltd.	3,203	$65,407

ANZ Group Holdings Ltd.	21,614	331,934

APA Group	9,446	64,024

BHP Group Ltd.	72,067	2,279,645

Commonwealth Bank of Australia(a)	8,553	563,214

Dexus(a)	13,907	69,950

Incitec Pivot Ltd.	18,782	39,373

JB Hi-Fi Ltd.(a)	1,230	34,987

Metcash Ltd.(a)	20,077	51,769

Mirvac Group(a)	39,423	54,919

National Australia Bank Ltd.(a)	18,913	351,129

New Hope Corp. Ltd.(a)	7,782	29,604

Rio Tinto Ltd.	13,661	975,152

South32 Ltd.	54,995	160,960

Stockland	5,053	13,469

Suncorp Group Ltd.	6,090	49,394

Telstra Group Ltd.	82,965	234,488

Viva Energy Group Ltd.(b)	26,106	52,978

Wesfarmers Ltd.	4,255	143,202

Westpac Banking Corp.(a)	16,168	234,546

Whitehaven Coal Ltd.	6,009	27,085

Woodside Energy Group Ltd.(a)	15,650	349,456

Total Australia		6,176,685

Austria – 0.2%

BAWAG Group AG*(b)	866	42,019

Erste Group Bank AG	1,908	63,225

OMV AG	1,448	66,483

Voestalpine AG	1,421	48,291

Total Austria		220,018

Belgium – 0.4%

Aedifica SA	820	66,015

Ageas SA/NV	1,440	62,361

Cofinimmo SA	827	73,272

Etablissements Franz Colruyt NV(a)	454	13,278

KBC Group NV	2,761	189,880

Proximus SADP	4,675	45,174

Solvay SA	438	50,132

Total Belgium		500,112

Brazil – 1.4%

B3 SA – Brasil Bolsa Balcao	33,812	69,021

Banco do Brasil SA	26,855	207,149

BB Seguridade Participacoes SA	11,479	73,602

Energisa SA	5,828	46,185

Engie Brasil Energia SA	5,291	41,919

JBS SA	13,515	47,580

Klabin SA	9,047	32,278

Neoenergia SA	9,918	29,342

Petroleo Brasileiro SA	80,121	418,600

Telefonica Brasil SA	6,357	48,471

TIM SA	18,765	46,559

Transmissora Alianca de Energia Eletrica SA	5,902	40,544

Vale SA	50,016	792,029

Total Brazil		1,893,279

Canada – 4.2%

Algonquin Power & Utilities Corp.(a)	3,876	32,478

AltaGas Ltd.(a)	1,811	30,149

Atco Ltd., Class I	2,179	69,749

Bank of Montreal(a)	4,290	381,594

Bank of Nova Scotia(a)	9,342	469,878

BCE, Inc.(a)	4,557	203,850

Canadian Imperial Bank of Commerce(a)	6,915	292,828

Canadian Natural Resources Ltd.(a)	5,966	329,698

Canadian Tire Corp. Ltd., Class A(a)	401	52,259

Canadian Utilities Ltd., Class A(a)	2,743	76,330

Capital Power Corp.(a)	1,547	47,598

Choice Properties Real Estate Investment Trust	3,415	36,639

Emera, Inc.(a)	2,166	88,858

Enbridge, Inc.	10,739	408,897

Fortis, Inc.(a)	3,075	130,534

Great-West Lifeco, Inc.(a)	4,419	116,961

Manulife Financial Corp.	12,071	221,200

National Bank of Canada(a)	2,323	165,932

Paramount Resources Ltd., Class A	1,394	30,489

Parkland Corp.(a)	2,250	53,866

Pembina Pipeline Corp.	4,920	159,159

Power Corp. of Canada(a)	3,240	82,691

Restaurant Brands International, Inc.(a)	2,095	140,451

Royal Bank of Canada(a)	7,457	712,172

Sun Life Financial, Inc.	2,654	123,821

Suncor Energy, Inc.(a)	7,596	235,511

TC Energy Corp.(a)	5,106	198,339

TELUS Corp.	6,554	129,932

Toronto-Dominion Bank	9,382	561,180

Whitecap Resources, Inc.(a)	7,029	54,275

Total Canada		5,637,318

Chile – 0.2%

Banco de Chile	708,319	69,164

Banco Santander Chile	1,503,636	67,041

Cencosud SA	25,234	49,025

Empresas COPEC SA	7,870	55,844

Total Chile		241,074

China – 3.8%

Agricultural Bank of China Ltd., Class H	356,074	131,998

Anhui Conch Cement Co. Ltd., Class H	21,500	74,497

Bank of China Ltd., Class H	1,401,000	537,202

Bank of Communications Co. Ltd., Class H	388,000	244,170

BOC Hong Kong Holdings Ltd.	57,000	177,536

China CITIC Bank Corp. Ltd., Class H	187,000	94,096

China Construction Bank Corp., Class H	1,677,536	1,087,734

China Feihe Ltd.(b)	53,000	39,767

China Life Insurance Co. Ltd., Class H	109,000	179,122

China Medical System Holdings Ltd.	21,000	33,172

China Pacific Insurance Group Co. Ltd., Class H	37,600	99,868

China Petroleum & Chemical Corp., Class H	384,000	226,977

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2023

Investments	Shares	Value

China Railway Group Ltd., Class H	59,000	$36,002

China Shenhua Energy Co. Ltd., Class H	81,500	256,441

China Vanke Co. Ltd., Class H	23,100	36,431

COSCO Shipping Holdings Co. Ltd., Class H(a)	59,000	66,366

Great Wall Motor Co. Ltd., Class H(a)	32,000	39,501

Industrial & Commercial Bank of China Ltd., Class H	1,198,000	637,920

Longfor Group Holdings Ltd.(b)	21,500	60,666

PetroChina Co. Ltd., Class H	452,000	267,747

PICC Property & Casualty Co. Ltd., Class H	72,000	73,468

Ping An Insurance Group Co. of China Ltd., Class H	58,000	377,557

Postal Savings Bank of China Co. Ltd., Class H(a)(b)	73,000	43,335

Sinopharm Group Co. Ltd., Class H	18,000	54,459

Tingyi Cayman Islands Holding Corp.	28,000	46,655

Wilmar International Ltd.	30,700	97,211

Yankuang Energy Group Co. Ltd., Class H(a)	22,000	78,752

Total China		5,098,650

Czech Republic – 0.0%

CEZ AS	1,161	56,468

Denmark – 0.3%

AP Moller – Maersk A/S, Class B	98	177,875

Pandora A/S	1,310	125,220

Topdanmark A/S*	1,415	75,697

Total Denmark		378,792

Finland – 0.4%

Fortum Oyj*	5,909	90,616

Kone Oyj, Class B	1,051	54,809

Nordea Bank Abp(a)	20,707	220,938

Sampo Oyj, Class A	1,724	81,440

UPM-Kymmene Oyj*	1,279	43,007

Total Finland		490,810

France – 2.9%

ALD SA(b)	3,404	39,941

AXA SA	16,297	498,686

BNP Paribas SA	8,244	494,499

Bouygues SA(a)	2,899	97,922

Cie de Saint-Gobain	2,201	125,112

Cie Generale des Etablissements Michelin SCA	2,675	81,797

Danone SA	1,541	95,950

Engie SA	22,782	360,728

Gecina SA	764	79,311

Klepierre SA(a)	2,259	51,172

Orange SA	20,729	246,650

Publicis Groupe SA	793	61,842

Rexel SA*	2,092	49,889

Sanofi	4,027	438,563

Societe Generale SA	5,581	126,029

TotalEnergies SE(a)	16,754	989,482

Veolia Environnement SA	4,283	132,153

Total France		3,969,726

Germany – 2.6%

Allianz SE, Registered Shares	1,985	458,925

BASF SE	5,560	292,126

Bayer AG, Registered Shares	3,156	201,341

Bayerische Motoren Werke AG	3,283	360,034

Deutsche Post AG, Registered Shares	5,597	262,024

E.ON SE	13,700	171,170

Fielmann AG	501	20,891

Hapag-Lloyd AG(a)(b)	1,778	583,376

HeidelbergCement AG	1,619	118,308

Mercedes-Benz Group AG	7,553	580,818

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	368	128,940

Talanx AG	2,025	93,943

Telefonica Deutschland Holding AG	22,186	68,383

Volkswagen AG	1,134	194,661

Wacker Chemie AG	347	56,324

Total Germany		3,591,264

Hong Kong – 0.9%

Bank of East Asia Ltd.(a)	33,200	42,209

Champion REIT(a)	98,000	42,072

CLP Holdings Ltd.	10,500	75,841

Hang Lung Properties Ltd.	19,000	35,531

Henderson Land Development Co. Ltd.	23,100	79,894

Hong Kong & China Gas Co. Ltd.	95,000	83,625

Hysan Development Co. Ltd.	3,000	8,522

Link REIT(a)	22,666	145,814

New World Development Co. Ltd.	2,000	5,363

PCCW Ltd.	120,000	59,924

Power Assets Holdings Ltd.	23,500	126,033

Sino Land Co. Ltd.	74,749	101,126

Sun Hung Kai Properties Ltd.	17,500	245,224

Swire Pacific Ltd., Class B	25,000	30,924

Swire Properties Ltd.	30,400	78,227

Total Hong Kong		1,160,329

India – 0.7%

Bharat Petroleum Corp. Ltd.	6,015	25,200

Coal India Ltd.	35,032	91,073

GAIL India Ltd.	37,155	47,539

HCL Technologies Ltd.	12,086	159,600

Hindustan Petroleum Corp. Ltd.	4,966	14,309

Indian Oil Corp. Ltd.	71,735	67,997

Indus Towers Ltd.	14,623	25,444

NMDC Ltd.	26,284	35,676

NTPC Ltd.	46,366	98,788

Oil & Natural Gas Corp. Ltd.	45,329	83,314

Petronet LNG Ltd.	14,925	41,561

Power Grid Corp. of India Ltd.	41,343	113,541

Steel Authority of India Ltd.	31,389	31,587

Tata Steel Ltd.	70,812	90,042

Vedanta Ltd.	14,646	48,911

Total India		974,582

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2023

Investments	Shares	Value

Indonesia – 0.2%

Adaro Energy Indonesia Tbk PT	256,000	$49,511

Bukit Asam Tbk PT	240,700	64,050

Indo Tambangraya Megah Tbk PT	11,100	29,167

Indocement Tunggal Prakarsa Tbk PT	62,600	43,940

Indofood Sukses Makmur Tbk PT	149,500	61,816

United Tractors Tbk PT	35,000	67,925

Total Indonesia		316,409

Ireland – 0.1%

Smurfit Kappa Group PLC	2,589	93,751

Israel – 0.2%

Amot Investments Ltd.	5,786	29,294

Ashtrom Group Ltd.	2,272	34,074

Bank Leumi Le-Israel BM	15,449	115,847

First International Bank of Israel Ltd.	1,402	49,256

ICL Group Ltd.	15,105	101,227

Total Israel		329,698

Italy – 0.8%

A2A SpA	40,931	65,370

Assicurazioni Generali SpA	7,744	154,640

Banco BPM SpA	10,745	42,084

De’ Longhi SpA	1,992	45,578

Eni SpA(a)	24,207	339,424

Hera SpA	31,272	88,404

Mediobanca Banca di Credito Finanziario SpA	5,747	57,868

Poste Italiane SpA(b)	4,564	46,670

Snam SpA	24,598	130,656

Terna – Rete Elettrica Nazionale(a)	5,524	45,408

UnipolSai Assicurazioni SpA(a)	5,179	13,099

Total Italy		1,029,201

Japan – 2.6%

AGC, Inc.	1,700	62,909

Concordia Financial Group Ltd.(a)	13,000	47,667

Daiwa House Industry Co. Ltd.	1,700	39,776

ENEOS Holdings, Inc.	20,800	72,704

Haseko Corp.	4,500	52,036

Inpex Corp.	5,200	54,583

Isuzu Motors Ltd.	2,400	28,474

Japan Post Holdings Co. Ltd.	16,200	131,034

Japan Tobacco, Inc.	10,500	220,745

Kajima Corp.	6,600	79,246

Kansai Electric Power Co., Inc.(a)	5,100	49,471

Kawasaki Kisen Kaisha Ltd.(a)	2,400	54,550

Kuraray Co. Ltd.	7,100	64,924

Marubeni Corp.	10,869	146,632

Mitsubishi Chemical Group Corp.	11,200	66,119

Mitsubishi UFJ Financial Group, Inc.	51,800	330,011

Mitsui OSK Lines Ltd.(a)	4,900	121,865

Mizuho Financial Group, Inc.	7,830	110,487

MS&AD Insurance Group Holdings, Inc.	1,600	49,362

Nippon Steel Corp.(a)	7,700	180,509

Nippon Yusen KK(a)	7,000	162,469

Sekisui House Ltd.	4,700	95,278

Sharp Corp.(a)	7,300	51,175

SoftBank Corp.(a)	32,900	377,971

Sompo Holdings, Inc.	1,200	47,354

Sumitomo Chemical Co. Ltd.(a)	6,900	23,071

Sumitomo Corp.	7,486	131,676

Sumitomo Forestry Co. Ltd.	3,400	66,932

Sumitomo Mitsui Financial Group, Inc.(a)	5,700	226,904

Sumitomo Mitsui Trust Holdings, Inc.(a)	1,800	61,416

Takeda Pharmaceutical Co. Ltd.	6,500	212,450

Tosoh Corp.	4,100	55,359

Total Japan		3,475,159

Malaysia – 0.5%

CIMB Group Holdings Bhd	93,800	112,879

HAP Seng Consolidated Bhd	30,700	35,483

Kuala Lumpur Kepong Bhd	7,500	35,320

Malayan Banking Bhd	67,193	130,503

Maxis Bhd	45,000	42,119

Petronas Chemicals Group Bhd	39,200	62,809

Petronas Gas Bhd	21,400	79,926

RHB Bank Bhd	63,300	80,048

Sime Darby Bhd	86,200	42,001

Sime Darby Plantation Bhd	34,600	33,483

Tenaga Nasional Bhd	39,800	83,253

Total Malaysia		737,824

Mexico – 0.5%

Alfa SAB de CV, Class A	98,061	62,021

Alpek SAB de CV(a)	18,104	20,073

Banco del Bajio SA(b)	17,813	64,717

Coca-Cola Femsa SAB de CV	7,503	60,141

Fibra Uno Administracion SA de CV	58,575	81,654

Grupo Mexico SAB de CV, Series B	46,760	220,981

Kimberly-Clark de Mexico SAB de CV, Class A	37,070	77,934

Orbia Advance Corp. SAB de CV	35,875	77,846

Total Mexico		665,367

Netherlands – 0.6%

Aegon NV	13,879	59,577

ASR Nederland NV	2,082	83,105

BE Semiconductor Industries NV(a)	713	62,049

Koninklijke KPN NV	43,672	154,489

Koninklijke Vopak NV	1,339	47,265

NN Group NV	1,870	67,979

OCI NV	2,810	95,434

Randstad NV(a)	2,377	141,004

SBM Offshore NV	2,008	29,833

Signify NV(b)	1,153	38,382

Total Netherlands		779,117

Norway – 0.5%

Aker BP ASA	3,763	92,089

DNB Bank ASA	11,557	206,739

Norsk Hydro ASA	9,181	68,202

Telenor ASA	16,977	198,898

Yara International ASA	1,271	55,085

Total Norway		621,013

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2023

Investments	Shares	Value

Philippines – 0.0%

PLDT, Inc.	1,485	$38,788

Poland – 0.1%

Polski Koncern Naftowy Orlen SA	3,703	50,060

Powszechna Kasa Oszczednosci Bank Polski SA	17,297	114,509

Total Poland		164,569

Portugal – 0.1%

EDP – Energias de Portugal SA	17,572	95,761

Galp Energia SGPS SA	4,344	49,366

Total Portugal		145,127

Russia – 0.0%

Evraz PLC*†	5,263	0

Magnit PJSC*†	447	0

Magnit PJSC, GDR*†(c)	1	0

Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	1,299	0

MMC Norilsk Nickel PJSC*†	321	0

MMC Norilsk Nickel PJSC, ADR*†	5	0

Mobile TeleSystems PJSC, ADR*†	3,583	0

Novolipetsk Steel PJSC*†	11,640	0

PhosAgro PJSC*†	247	0

PhosAgro PJSC, GDR*†(c)	4	0

Polyus PJSC, GDR*†	83	0

Sberbank of Russia PJSC*†	14,088	0

Sberbank of Russia PJSC, ADR*†	6,465	0

Severstal PAO, GDR*†(c)	1,737	0

Tatneft PJSC*†	2,124	0

Tatneft PJSC, ADR*†	85	0

Total Russia		0

Saudi Arabia – 0.4%

Advanced Petrochemical Co.	3,770	48,007

Arabian Centres Co. Ltd.	6,692	36,333

Sahara International Petrochemical Co.	7,807	78,721

Saudi Basic Industries Corp.	8,173	196,612

Saudi Cement Co.	4,114	61,375

Saudi Industrial Investment Group	7,664	51,002

Yanbu National Petrochemical Co.	5,210	58,503

Total Saudi Arabia		530,553

Singapore – 1.0%

CapitaLand Ascendas REIT	32,700	70,341

CapitaLand Integrated Commercial Trust	40,600	60,463

DBS Group Holdings Ltd.	13,314	330,459

Frasers Centrepoint Trust	25,600	44,093

Frasers Logistics & Commercial Trust	62,100	61,187

Keppel Corp. Ltd.	6,900	29,218

Mapletree Industrial Trust	34,400	61,320

Mapletree Logistics Trust	40,000	51,446

Mapletree Pan Asia Commercial Trust	46,200	62,548

Olam Group Ltd.	56,600	66,836

Oversea-Chinese Banking Corp. Ltd.	27,613	256,909

Singapore Technologies Engineering Ltd.	18,300	50,376

United Overseas Bank Ltd.	10,313	230,841

Venture Corp. Ltd.	800	10,632

Total Singapore		1,386,669

South Africa – 0.6%

Absa Group Ltd.	8,299	85,027

Anglo American Platinum Ltd.(a)	515	27,691

Exxaro Resources Ltd.	6,060	63,717

FirstRand Ltd.(a)	38,179	129,928

Impala Platinum Holdings Ltd.(a)	9,510	87,813

Nedbank Group Ltd.	7,681	93,878

Sanlam Ltd.	16,290	51,755

Sasol Ltd.	4,207	56,908

Standard Bank Group Ltd.	12,978	126,404

Thungela Resources Ltd.	4,106	46,782

Vodacom Group Ltd.	10,227	70,345

Total South Africa		840,248

South Korea – 0.5%

Hana Financial Group, Inc.	1,796	56,149

KB Financial Group, Inc.	4,094	149,847

KT&G Corp.	539	34,737

POSCO Holdings, Inc.	917	259,213

Shinhan Financial Group Co. Ltd.	4,784	129,903

Woori Financial Group, Inc.	13,015	114,069

Total South Korea		743,918

Spain – 2.0%

Acerinox SA	6,621	68,150

ACS Actividades de Construccion y Servicios SA	3,762	119,960

Banco Bilbao Vizcaya Argentaria SA(a)	33,511	239,237

Banco Santander SA(a)	74,877	278,705

Bankinter SA(a)	6,275	35,628

CaixaBank SA	30,505	118,781

Endesa SA(a)	13,492	293,168

Fluidra SA(a)	2,402	42,250

Fomento de Construcciones y Contratas SA	5,655	55,295

Iberdrola SA	27,460	342,643

Industria de Diseno Textil SA	11,467	384,962

Inmobiliaria Colonial Socimi SA	12,566	79,525

Merlin Properties Socimi SA	10,418	91,228

Naturgy Energy Group SA(a)	6,303	190,029

Red Electrica Corp. SA	2,996	52,731

Repsol SA	8,037	123,861

Telefonica SA	43,321	186,994

Total Spain		2,703,147

Sweden – 0.6%

Autoliv, Inc.	572	53,402

Fabege AB(a)	5,144	39,497

Husqvarna AB, Class B	10,535	91,273

Nordnet AB publ	3,641	59,955

Skandinaviska Enskilda Banken AB, Class A*(a)	8,156	89,940

SKF AB, Class B	2,094	41,195

SSAB AB, Class B	12,195	86,933

Svenska Handelsbanken AB, Class A(a)	6,768	58,637

Swedbank AB, Class A(a)	8,454	138,719

Tele2 AB, Class B	3,507	34,919

Telia Co. AB(a)	28,951	73,623

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2023

Investments	Shares	Value

Thule Group AB(b)	2,549	$62,609

Total Sweden		830,702

Switzerland – 2.1%

Baloise Holding AG, Registered Shares	618	96,331

Helvetia Holding AG, Registered Shares	540	75,306

Holcim AG, Registered Shares*	3,101	199,933

Julius Baer Group Ltd.	1,688	115,151

Kuehne & Nagel International AG, Registered Shares	587	174,709

Novartis AG, Registered Shares	12,672	1,161,849

OC Oerlikon Corp. AG, Registered Shares	6,909	38,986

Swiss Life Holding AG, Registered Shares	136	83,843

Swiss Prime Site AG, Registered Shares	685	57,024

Swiss Re AG	1,980	203,386

Swisscom AG, Registered Shares	418	266,847

Zurich Insurance Group AG	901	431,687

Total Switzerland		2,905,052

Taiwan – 3.4%

ASE Technology Holding Co. Ltd.	82,000	302,981

Asia Cement Corp.	33,000	46,930

Asustek Computer, Inc.	11,000	98,448

AUO Corp.	149,000	90,043

Cathay Financial Holding Co. Ltd.	81,958	112,516

China Development Financial Holding Corp.	176,000	72,545

China Steel Corp.	313,000	317,652

CTBC Financial Holding Co. Ltd.	189,480	135,976

Far Eastern New Century Corp.	56,000	57,568

Far EasTone Telecommunications Co. Ltd.	23,000	56,806

Formosa Chemicals & Fibre Corp.	35,000	79,432

Formosa Plastics Corp.	78,000	235,172

Fubon Financial Holding Co. Ltd.	112,888	209,481

Giant Manufacturing Co. Ltd.	6,217	35,937

Hon Hai Precision Industry Co. Ltd.	92,000	314,246

Innolux Corp.	140,000	66,672

Largan Precision Co. Ltd.	1,000	71,434

Lite-On Technology Corp.	21,000	50,556

MediaTek, Inc.	24,000	620,346

Mega Financial Holding Co. Ltd.	95,314	103,304

Micro-Star International Co. Ltd.	15,000	70,942

Nan Ya Plastics Corp.	121,000	307,989

Novatek Microelectronics Corp.	7,000	99,204

Pegatron Corp.	33,680	77,100

Pou Chen Corp.	53,000	54,310

Powerchip Semiconductor Manufacturing Corp.	36,000	39,136

Quanta Computer, Inc.	39,210	114,742

Realtek Semiconductor Corp.	6,000	76,361

Shin Kong Financial Holding Co. Ltd.	174,000	48,118

SinoPac Financial Holdings Co. Ltd.	181,503	98,956

Taiwan Mobile Co. Ltd.	33,000	109,467

United Microelectronics Corp.*	132,000	229,339

Wistron Corp.	40,000	54,980

Yang Ming Marine Transport Corp.	41,000	86,585

Yuanta Financial Holding Co. Ltd.	137,430	100,881

Total Taiwan		4,646,155

Thailand – 0.2%

PTT Exploration & Production PCL, NVDR	19,200	84,504

PTT PCL, NVDR	162,500	149,693

Siam Cement PCL, NVDR	7,700	70,931

Total Thailand		305,128

United Kingdom – 3.0%

Anglo American PLC	7,899	261,553

Aviva PLC	12,904	64,491

Bellway PLC	2,259	61,645

BP PLC	75,293	475,535

British American Tobacco PLC	12,779	448,816

British Land Co. PLC	9,928	47,604

BT Group PLC	53,905	97,177

Games Workshop Group PLC	620	73,900

HSBC Holdings PLC	124,619	847,006

Imperial Brands PLC	7,641	176,105

J. Sainsbury PLC	21,822	75,198

Kingfisher PLC	21,171	68,374

Land Securities Group PLC	7,648	58,743

Legal & General Group PLC	20,047	59,216

Lloyds Banking Group PLC	318,856	187,958

National Grid PLC	28,124	381,296

OSB Group PLC	7,630	45,435

Pennon Group PLC	4,336	46,857

Severn Trent PLC	2,015	71,729

SSE PLC	4,686	104,466

St. James’s Place PLC	4,659	69,761

Tesco PLC	30,721	100,926

Tritax Big Box REIT PLC	35,289	61,043

United Utilities Group PLC	3,865	50,656

Vodafone Group PLC	186,631	206,069

Total United Kingdom		4,141,559

United States – 56.8%

3M Co.	6,231	654,940

AbbVie, Inc.	24,077	3,837,151

Advance Auto Parts, Inc.	512	62,264

Agree Realty Corp.	843	57,838

Alliant Energy Corp.	3,060	163,404

Ally Financial, Inc.	3,022	77,031

Altria Group, Inc.	48,881	2,181,070

American Electric Power Co., Inc.	6,132	557,951

Americold Realty Trust, Inc.	2,146	61,054

Amgen, Inc.	5,426	1,311,735

Annaly Capital Management, Inc.(a)	10,206	195,037

Antero Midstream Corp.	6,269	65,762

Apartment Income REIT Corp.	2,388	85,514

Ares Management Corp., Class A	1,366	113,979

Atlantic Union Bankshares Corp.	1,004	35,190

AvalonBay Communities, Inc.	980	164,699

Avangrid, Inc.	3,638	145,083

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2023

Investments	Shares	Value

Bank of Hawaii Corp.	461	$24,009

Bank of New York Mellon Corp.	6,175	280,592

Bank OZK	1,169	39,980

Best Buy Co., Inc.	2,955	231,288

Black Hills Corp.	981	61,901

BlackRock, Inc.	1,144	765,473

Blackstone Mortgage Trust, Inc., Class A(a)	1,723	30,756

Blue Owl Capital, Inc.(a)	5,063	56,098

Boston Properties, Inc.	1,715	92,816

Brixmor Property Group, Inc.	2,885	62,085

Broadcom, Inc.	3,337	2,140,819

Brookfield Renewable Corp., Class A(a)	3,164	110,582

Cadence Bank	1,541	31,991

Cal-Maine Foods, Inc.	1,050	63,934

Campbell Soup Co.	1,950	107,211

Carlyle Group, Inc.	4,011	124,582

Cathay General Bancorp	1,287	44,427

Chemours Co.	1,261	37,754

Chevron Corp.	22,831	3,725,106

Chord Energy Corp.	569	76,587

Cisco Systems, Inc.	34,858	1,822,202

Citigroup, Inc.	19,471	912,995

Citizens Financial Group, Inc.	4,412	133,992

Clearway Energy, Inc., Class C	1,349	42,264

Clorox Co.	934	147,796

CMS Energy Corp.	3,091	189,726

CNA Financial Corp.	3,478	135,746

Coca-Cola Co.	44,188	2,740,982

Cogent Communications Holdings, Inc.	521	33,198

Cohen & Steers, Inc.	886	56,669

Columbia Banking System, Inc.	2,157	46,203

Comcast Corp., Class A	36,963	1,401,267

Comerica, Inc.	1,082	46,980

Conagra Brands, Inc.	3,742	140,550

Consolidated Edison, Inc.	4,372	418,269

Corning, Inc.	6,499	229,285

Cousins Properties, Inc.	2,338	49,986

Cracker Barrel Old Country Store, Inc.(a)	362	41,123

Crown Castle, Inc.	4,032	539,643

CubeSmart	2,184	100,944

CVB Financial Corp.	1,199	19,999

CVR Energy, Inc.(a)	1,960	64,249

Darden Restaurants, Inc.	997	154,695

Digital Realty Trust, Inc.	3,353	329,633

Dominion Energy, Inc.	7,328	409,708

Douglas Emmett, Inc.	2,128	26,238

Dow, Inc.	13,970	765,835

DTE Midstream LLC	1,022	50,456

Duke Energy Corp.	7,198	694,391

EastGroup Properties, Inc.	567	93,736

Eastman Chemical Co.	1,032	87,039

Edison International	3,822	269,795

Entergy Corp.	1,659	178,741

EPR Properties	2,255	85,915

Equitrans Midstream Corp.	6,325	36,559

Equity Residential	4,663	279,780

Essential Properties Realty Trust, Inc.	3,410	84,738

Essex Property Trust, Inc.	510	106,661

Evercore, Inc., Class A	523	60,344

Evergy, Inc.	1,942	118,695

Eversource Energy	3,920	306,779

Exelon Corp.	7,241	303,325

Extra Space Storage, Inc.	1,005	163,745

Exxon Mobil Corp.	48,554	5,324,432

Federal Realty Investment Trust	478	47,241

Fidelity National Financial, Inc.	2,559	89,386

Fifth Third Bancorp	5,537	147,506

First American Financial Corp.	654	36,402

First Interstate BancSystem, Inc., Class A	745	22,246

FirstEnergy Corp.	7,300	292,438

Flowers Foods, Inc.	2,040	55,916

Foot Locker, Inc.(a)	1,265	50,208

Ford Motor Co.	44,786	564,304

Franklin Resources, Inc.	4,988	134,377

Gaming & Leisure Properties, Inc.	2,787	145,091

Gap, Inc.	5,225	52,459

Gilead Sciences, Inc.	17,837	1,479,936

Goldman Sachs Group, Inc.	2,323	759,877

GSK PLC	20,242	357,653

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,132	32,375

Hasbro, Inc.	1,333	71,569

Hawaiian Electric Industries, Inc.	867	33,293

Healthpeak Properties, Inc.	4,501	98,887

Hewlett Packard Enterprise Co.	11,614	185,011

Highwoods Properties, Inc.	3,228	74,857

HP, Inc.	8,817	258,779

Huntington Bancshares, Inc.	12,725	142,520

Huntsman Corp.	2,003	54,802

Ingredion, Inc.	469	47,711

Innovative Industrial Properties, Inc.(a)	482	36,627

International Business Machines Corp.	10,834	1,420,229

International Flavors & Fragrances, Inc.	2,095	192,656

International Paper Co.	3,767	135,838

Interpublic Group of Cos., Inc.	1,945	72,432

Invesco Ltd.	5,332	87,445

Iron Mountain, Inc.	3,046	161,164

Jackson Financial, Inc., Class A	1,426	53,347

JBG SMITH Properties	1,514	22,801

Jefferies Financial Group, Inc.	1,744	55,355

JPMorgan Chase & Co.	23,179	3,020,455

Juniper Networks, Inc.	2,431	83,675

Kellogg Co.	3,222	215,745

KeyCorp	7,647	95,740

Kilroy Realty Corp.	1,172	37,973

Kimberly-Clark Corp.	2,845	381,856

Kimco Realty Corp.	5,995	117,082

Kinder Morgan, Inc.	28,418	497,599

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2023

Investments	Shares	Value

Kohl’s Corp.	2,086	$49,104

Kraft Heinz Co.	11,445	442,578

Lamar Advertising Co., Class A	1,593	159,125

LCI Industries(a)	325	35,708

Leggett & Platt, Inc.	1,791	57,097

Life Storage, Inc.	1,200	157,308

Lincoln National Corp.	1,325	29,773

LXP Industrial Trust	2,942	30,332

Macy’s, Inc.	2,148	37,569

ManpowerGroup, Inc.	669	55,213

MDU Resources Group, Inc.	1,543	47,031

Medical Properties Trust, Inc.(a)	12,306	101,155

Merck & Co., Inc.	24,677	2,625,386

MetLife, Inc.	4,605	266,814

Morgan Stanley	13,807	1,212,255

National Fuel Gas Co.	996	57,509

National Health Investors, Inc.	526	27,131

National Retail Properties, Inc.	2,483	109,624

National Storage Affiliates Trust	1,493	62,378

New Jersey Resources Corp.	844	44,901

New York Community Bancorp, Inc.(a)	6,220	56,229

NiSource, Inc.	5,312	148,524

Nordstrom, Inc.	1,516	24,665

Northern Oil & Gas, Inc.(a)	2,312	70,169

Northern Trust Corp.	1,341	118,182

NRG Energy, Inc.	1,906	65,357

OGE Energy Corp.	2,413	90,874

Old National Bancorp	1,640	23,649

Old Republic International Corp.	1,738	43,398

Omnicom Group, Inc.	1,191	112,359

ONE Gas, Inc.	268	21,234

OneMain Holdings, Inc.	2,088	77,423

Organon & Co.	3,931	92,457

Outfront Media, Inc.	3,345	54,289

PACCAR, Inc.	2,953	216,160

Pacific Premier Bancorp, Inc.	1,242	29,833

Packaging Corp. of America	852	118,283

PacWest Bancorp	1,829	17,796

Paramount Global, Class B	7,132	159,115

Patterson Cos., Inc.	582	15,580

Pfizer, Inc.	68,926	2,812,181

Philip Morris International, Inc.	30,231	2,939,965

Phillips 66	4,315	437,455

Phillips Edison & Co., Inc.	1,325	43,222

Pinnacle West Capital Corp.	1,269	100,556

PNC Financial Services Group, Inc.	5,321	676,299

Portland General Electric Co.	1,250	61,112

PotlatchDeltic Corp.	1,202	59,499

PPL Corp.	4,732	131,502

Principal Financial Group, Inc.	2,384	177,179

Prosperity Bancshares, Inc.	584	35,928

Prudential Financial, Inc.	3,421	283,054

Public Service Enterprise Group, Inc.	3,968	247,802

Radian Group, Inc.	3,646	80,577

Rayonier, Inc.	1,369	45,533

Realty Income Corp.	6,780	429,310

Regency Centers Corp.	1,141	69,806

Regions Financial Corp.	7,436	138,012

Reynolds Consumer Products, Inc.(a)	1,368	37,620

Rithm Capital Corp.	8,123	64,984

Ryder System, Inc.	472	42,121

Sabra Health Care REIT, Inc.	3,837	44,126

Scotts Miracle-Gro Co.(a)	825	57,535

Simon Property Group, Inc.	4,894	547,981

SL Green Realty Corp.	906	21,309

Sonoco Products Co.	516	31,476

Southern Co.	14,637	1,018,442

Southwest Gas Holdings, Inc.	566	35,347

Spirit Realty Capital, Inc.	1,200	47,808

STAG Industrial, Inc.	2,116	71,563

Starwood Property Trust, Inc.(a)	7,020	124,184

State Street Corp.	3,168	239,786

Stellantis NV	21,145	384,476

Synovus Financial Corp.	941	29,011

T. Rowe Price Group, Inc.	2,298	259,444

Tapestry, Inc.	2,599	112,043

TFS Financial Corp.(a)	1,559	19,690

Travel & Leisure Co.	1,114	43,669

Truist Financial Corp.	13,306	453,735

U.S. Bancorp	21,973	792,127

UDR, Inc.	2,637	108,275

UGI Corp.	2,905	100,978

United Bankshares, Inc.(a)	1,111	39,107

United Parcel Service, Inc., Class B	9,121	1,769,383

Unum Group	1,737	68,716

Vail Resorts, Inc.	346	80,853

Valero Energy Corp.	4,483	625,827

Valley National Bancorp	4,114	38,013

Ventas, Inc.	4,028	174,614

Verizon Communications, Inc.	65,363	2,541,967

Viatris, Inc.	13,733	132,111

VICI Properties, Inc.	10,263	334,779

Virtu Financial, Inc., Class A	738	13,948

Vistra Corp.	4,959	119,016

W.P. Carey, Inc.	3,443	266,660

Watsco, Inc.(a)	269	85,585

Webster Financial Corp.	1,487	58,618

WEC Energy Group, Inc.	3,501	331,860

Welltower, Inc.	4,047	290,129

Western Union Co.	3,706	41,322

Whirlpool Corp.	588	77,628

Williams Cos., Inc.	13,976	417,323

Total United States		77,173,612
TOTAL COMMON STOCKS (Cost: $125,890,466)		134,991,873

EXCHANGE-TRADED FUNDS – 0.2%

United States – 0.2%

WisdomTree International High Dividend Fund(d)	3,299	124,207

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2023

Investments	Shares	Value

WisdomTree U.S. High Dividend Fund(d)	944	$77,663
TOTAL EXCHANGE-TRADED FUNDS (Cost: $185,387)		201,870

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.8%

United States – 4.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(e)
(Cost: $6,584,909)	6,584,909	6,584,909

TOTAL INVESTMENTS IN SECURITIES – 104.3% (Cost: $132,660,762)		141,778,652

Other Assets less Liabilities – (4.3)%		(5,871,090)

NET ASSETS – 100.0%		$135,907,562
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,655,572 and the total market value of the collateral held by the Fund was $10,129,274. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $3,544,365.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of March 31, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree International High Dividend Fund	$2,943	$1,738,897	$1,590,594	$(43,281)	$16,242	$124,207	$19,448
WisdomTree U.S. High Dividend Fund	969	1,160,328	1,044,800	(38,788)	(46)	77,663	8,709
Total	$3,912	$2,899,225	$2,635,394	$(82,069)	$16,196	$201,870	$28,157

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	134,991,873	—	—		134,991,873
Exchange-Traded Funds	201,870	—	—		201,870
Investment of Cash Collateral for Securities Loaned	—	6,584,909	—		6,584,909
Total Investments in Securities	$135,193,743	$6,584,909	$0		$141,778,652
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments

WisdomTree Growth Leaders Fund (PLAT)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 100.0%

Argentina – 1.8%

MercadoLibre, Inc.*	138	$181,892

China – 5.1%

Alibaba Group Holding Ltd., ADR*	2,017	206,097

Bilibili, Inc., Class Z*	3,940	95,163

JD Health International, Inc.*(a)	15,350	114,197

Meituan, Class B*(a)	6,300	115,166

Total China		530,623

France – 0.8%

Adevinta ASA*	12,126	85,968

Germany – 0.7%

Delivery Hero SE*(a)	2,202	75,048

Israel – 0.8%

Fiverr International Ltd.*	2,197	76,719

Netherlands – 0.7%

Just Eat Takeaway.com NV*(a)	3,998	76,144

Poland – 1.1%

Allegro.eu SA*(a)	17,152	116,675

United Kingdom – 1.6%

Farfetch Ltd., Class A*(b)	10,365	50,892

London Stock Exchange Group PLC	1,179	114,698

Total United Kingdom		165,590

United States – 87.4%

ACV Auctions, Inc., Class A*	13,381	172,749

Airbnb, Inc., Class A*	1,301	161,844

Alphabet, Inc., Class A*	8,552	887,099

Amazon.com, Inc.*	6,723	694,419

Angi, Inc.*(b)	20,663	46,905

Appian Corp., Class A*	2,351	104,337

Apple, Inc.	6,836	1,127,256

Bumble, Inc., Class A*	3,553	69,461

Cargurus, Inc.*	4,503	84,116

Cboe Global Markets, Inc.	1,062	142,563

Chegg, Inc.*	5,532	90,172

CoStar Group, Inc.*	2,137	147,132

Coursera, Inc.*	6,838	78,774

DoorDash, Inc., Class A*	1,723	109,514

Dropbox, Inc., Class A*	5,302	114,629

Etsy, Inc.*	1,444	160,761

GoodRx Holdings, Inc., Class A*	15,339	95,869

Intercontinental Exchange, Inc.	1,520	158,521

Lyft, Inc. , Class A*	6,835	63,360

MarketAxess Holdings, Inc.	431	168,646

MasterCard, Inc., Class A	914	332,157

Match Group, Inc.*	1,553	59,620

Meta Platforms, Inc., Class A*	2,456	520,525

Microsoft Corp.	3,717	1,071,611

Nasdaq, Inc.	2,457	134,324

PayPal Holdings, Inc.*	2,055	156,057

Pinterest, Inc., Class A*	6,179	168,501

Redfin Corp.*(b)	10,984	99,515

ROBLOX Corp., Class A*	3,713	167,011

Roku, Inc.*	1,373	90,371

Salesforce, Inc.*	1,240	247,727

Snap, Inc., Class A*	8,443	94,646

Snowflake, Inc., Class A*	1,043	160,924

Teladoc Health, Inc.*(b)	3,394	87,905

Tradeweb Markets, Inc., Class A	1,814	143,342

Uber Technologies, Inc.*	5,575	176,727

Upstart Holdings, Inc.*(b)	2,502	39,757

Upwork, Inc.*	6,205	70,241

Visa, Inc., Class A	1,966	443,254

Zillow Group, Inc., Class A*	2,978	130,139

Total United States		9,072,481

TOTAL COMMON STOCKS (Cost: $14,159,489)		10,381,140

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $46,490)	46,490	46,490

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $14,205,979)		10,427,630

Other Assets less Liabilities – (0.4)%		(41,527)

NET ASSETS – 100.0%		$10,386,103

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $268,834 and the total market value of the collateral held by the Fund was $274,746. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $228,256.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Growth Leaders Fund (PLAT)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$10,381,140	$—	$—	$10,381,140
Investment of Cash Collateral for Securities Loaned	—	46,490	—	46,490
Total Investments in Securities	$10,381,140	$46,490	$—	$10,427,630

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 101.9%

India – 101.9%

Aerospace & Defense – 0.8%

Bharat Dynamics Ltd.	39,126	$470,707

Bharat Electronics Ltd.	2,591,019	3,075,520

Hindustan Aeronautics Ltd.	81,174	2,697,585

Mazagon Dock Shipbuilders Ltd.	30,894	249,253

Total Aerospace & Defense		6,493,065

Air Freight & Logistics – 0.1%

Allcargo Logistics Ltd.	160,853	696,102

TCI Express Ltd.	5,329	96,808

Transport Corp. of India Ltd.	7,321	55,841

Total Air Freight & Logistics		848,751

Automobile Components – 1.6%

Apollo Tyres Ltd.	256,621	998,912

Balkrishna Industries Ltd.	43,966	1,043,987

Bharat Forge Ltd.	160,135	1,501,244

Bosch Ltd.	2,765	651,693

Ceat Ltd.	8,718	153,876

Endurance Technologies Ltd.(a)	16,177	244,409

Exide Industries Ltd.*	2,007,833	4,347,566

Gabriel India Ltd.	12	20

JK Tyre & Industries Ltd.	367,421	692,973

Motherson Sumi Wiring India Ltd.	801,355	470,482

Samvardhana Motherson International Ltd.	922,787	753,433

Sundram Fasteners Ltd.	42,308	503,480

Suprajit Engineering Ltd.	1,740	7,300

Tube Investments of India Ltd.	33,800	1,047,365

UNO Minda Ltd.	39,526	231,339

Total Automobile Components		12,648,079

Automobiles – 2.5%

Bajaj Auto Ltd.	76,877	3,633,960

Eicher Motors Ltd.	55,148	1,978,806

Hero MotoCorp Ltd.	94,639	2,703,141

Mahindra & Mahindra Ltd.	451,760	6,369,413

Maruti Suzuki India Ltd.	38,528	3,887,445

TVS Motor Co. Ltd.	90,567	1,187,099

Total Automobiles		19,759,864

Banks – 14.8%

AU Small Finance Bank Ltd.(a)	105,817	745,770

Axis Bank Ltd.	2,053,847	21,455,026

Bandhan Bank Ltd.*(a)	266,854	635,618

Bank of Baroda	1,560,257	3,205,663

Bank of India	2,462,720	2,236,998

Bank of Maharashtra	2,560,688	771,174

Canara Bank	738,351	2,555,580

Central Bank of India Ltd.*	1,185,292	347,587

City Union Bank Ltd.	318,797	488,189

CSB Bank Ltd.*	338,863	1,010,621

DCB Bank Ltd.	555,155	719,423

Equitas Small Finance Bank Ltd.*(a)	470	384

Federal Bank Ltd.	2,842,762	4,576,369

ICICI Bank Ltd.	3,290,647	35,125,727

IDBI Bank Ltd.*	1,829,060	1,001,523

IDFC First Bank Ltd.*	1,180,391	790,686

Indian Bank	868,391	3,048,997

Indian Overseas Bank*	1,462,300	399,460

IndusInd Bank Ltd.	373,664	4,855,711

Jammu & Kashmir Bank Ltd.*	1,096,694	654,553

Karnataka Bank Ltd.	754,679	1,246,128

Karur Vysya Bank Ltd.	1,243,087	1,579,147

Kotak Mahindra Bank Ltd.	512,577	10,807,886

Punjab National Bank	4,736,518	2,685,751

South Indian Bank Ltd.*	21,206	3,780

State Bank of India	1,941,666	12,374,259

UCO Bank*	370,251	109,477

Union Bank of India Ltd.	3,598,791	2,914,240

Total Banks		116,345,727

Beverages – 0.3%

Radico Khaitan Ltd.	55,301	803,852

United Spirits Ltd.*	56,447	519,464

Varun Beverages Ltd.	54,673	922,720

Total Beverages		2,246,036

Biotechnology – 0.1%

Biocon Ltd.	153,237	384,759

Building Products – 0.2%

Astral Ltd.	22,578	367,320

Blue Star Ltd.	25,839	433,619

Electrosteel Castings Ltd.	15,782	6,164

Kajaria Ceramics Ltd.	10,668	136,857

Prince Pipes & Fittings Ltd.	35,438	233,932

Total Building Products		1,177,892

Capital Markets – 0.4%

Anand Rathi Wealth Ltd.	7,268	71,431

Angel One Ltd.	204	2,887

CRISIL Ltd.	8,688	340,257

HDFC Asset Management Co. Ltd.(a)	831	17,269

ICICI Securities Ltd.(a)	71,982	374,920

Indian Energy Exchange Ltd.(a)	312,733	486,894

Motilal Oswal Financial Services Ltd.	162,598	1,207,478

Multi Commodity Exchange of India Ltd.	15,913	293,640

Nippon Life India Asset Management Ltd.(a)	781	1,996

Share India Securities Ltd.	2,337	30,102

UTI Asset Management Co. Ltd.	66,463	519,161

Total Capital Markets		3,346,035

Chemicals – 4.1%

Aarti Industries Ltd.	249,422	1,572,573

Advanced Enzyme Technologies Ltd.	1,267	3,577

Alkyl Amines Chemicals	13,321	349,357

Andhra Sugars Ltd.	109,748	144,893

Asian Paints Ltd.	90,546	3,042,696

Atul Ltd.	15,423	1,305,989

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2023

Investments	Shares	Value

Balaji Amines Ltd.	4,846	$114,589

BASF India Ltd.	12,271	339,779

Berger Paints India Ltd.	85,591	605,826

Bhansali Engineering Polymers Ltd.	1,987	2,369

Camlin Fine Sciences Ltd.*	81,745	126,772

Castrol India Ltd.	1,462	1,974

Chambal Fertilisers & Chemicals Ltd.	235,555	756,975

Chemplast Sanmar Ltd.*	1,430	6,053

Coromandel International Ltd.	85,567	915,460

DCM Shriram Ltd.	82,968	754,544

Deepak Fertilisers & Petrochemicals Corp. Ltd.	80,301	536,138

Deepak Nitrite Ltd.	45,098	1,011,135

EID Parry India Ltd.	153,052	872,880

Finolex Industries Ltd.	477,279	990,768

Galaxy Surfactants Ltd.	12,688	359,632

GHCL Ltd.	91,943	563,355

Gujarat Alkalies & Chemicals Ltd.	30,627	218,068

Gujarat Fluorochemicals Ltd.	301	11,062

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	262,494	1,626,883

Himadri Speciality Chemical Ltd.	235,459	250,121

India Glycols Ltd.	149	1,114

Jubilant Ingrevia Ltd.	67,800	296,956

Kansai Nerolac Paints Ltd.	59,411	279,624

Kiri Industries Ltd.*	2,003	6,899

Linde India Ltd.	14,133	693,017

Manali Petrochemicals Ltd.	224,352	164,614

Navin Fluorine International Ltd.	14,989	778,901

NOCIL Ltd.	5,452	13,709

Panama Petrochem Ltd.	296	1,052

PCBL Ltd.	109,135	154,176

PI Industries Ltd.	29,102	1,073,037

Pidilite Industries Ltd.	38,153	1,092,374

Polyplex Corp. Ltd.	40,067	557,035

Rain Industries Ltd.	198,745	360,453

Rallis India Ltd.	180,834	424,456

Rashtriya Chemicals & Fertilizers Ltd.	331,249	384,323

Sharda Cropchem Ltd.	42,465	253,036

Solar Industries India Ltd.	3,499	161,469

SRF Ltd.	69,381	2,036,158

Styrenix Performance Materials Ltd.	3,048	26,529

Sudarshan Chemical Industries Ltd.	179,821	856,191

Sumitomo Chemical India Ltd.	22,332	115,787

Supreme Industries Ltd.	38,694	1,183,455

Tata Chemicals Ltd.	11,091	131,238

Thirumalai Chemicals Ltd.	167,215	349,558

UPL Ltd.	495,643	4,328,150

Valiant Organics Ltd.(a)	581	2,947

Vinati Organics Ltd.	10,696	235,362

Total Chemicals		32,445,088

Commercial Services & Supplies – 0.0%

Indian Railway Catering & Tourism Corp. Ltd.	38,983	271,706

Communications Equipment – 0.0%

Sterlite Technologies Ltd.	150,562	$270,318

Construction & Engineering – 2.3%

Ashoka Buildcon Ltd.*	655,330	590,082

Hindustan Construction Co. Ltd.*	2,202,572	367,173

IRB Infrastructure Developers Ltd.	2,214,260	677,622

J Kumar Infraprojects Ltd.	10,330	31,977

Kalpataru Power Transmission Ltd.	56,028	364,225

KEC International Ltd.	85,513	474,844

KNR Constructions Ltd.	200,131	617,811

Larsen & Toubro Ltd.	422,099	11,115,586

NBCC India Ltd.	1,012,895	436,919

NCC Ltd.	914,080	1,180,104

Praj Industries Ltd.	24	100

PSP Projects Ltd.	8,664	70,729

Rail Vikas Nigam Ltd.	1,324,507	1,105,603

Voltas Ltd.	85,259	848,881

Total Construction & Engineering		17,881,656

Construction Materials – 3.0%

ACC Ltd.	42,245	857,006

Ambuja Cements Ltd.*	452,290	2,011,798

Birla Corp. Ltd.	51,802	561,119

Dalmia Bharat Ltd.	58,641	1,404,437

Grasim Industries Ltd.	375,212	7,454,247

HeidelbergCement India Ltd.	8,995	17,616

India Cements Ltd.	77,324	174,110

JK Cement Ltd.	20,207	718,878

JK Lakshmi Cement Ltd.	104,456	1,005,889

Orient Cement Ltd.	442,612	592,160

Ramco Cements Ltd.	73,807	679,537

Rhi Magnesita India Ltd.	1,790	13,729

Shree Cement Ltd.	3,954	1,259,918

UltraTech Cement Ltd.	74,104	6,872,896

Total Construction Materials		23,623,340

Consumer Finance – 0.1%

Cholamandalam Financial Holdings Ltd.	102,101	676,719

SBI Cards & Payment Services Ltd.	1,196	10,772

Total Consumer Finance		687,491

Consumer Staples Distribution & Retail – 0.1%

Avenue Supermarts Ltd.*(a)	15,553	643,647

Containers & Packaging – 0.0%

AGI Greenpac Ltd.	25,130	99,012

EPL Ltd.	9,459	18,669

Jai Corp. Ltd.	813	1,371

Time Technoplast Ltd.	17,599	16,489

Uflex Ltd.	26,844	109,604

Total Containers & Packaging		245,145

Diversified Telecommunication Services – 0.7%

HFCL Ltd.	610,057	452,444

Indus Towers Ltd.	1,782,748	3,102,035

Railtel Corp. of India Ltd.	725	892

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2023

Investments	Shares	Value

Tata Communications Ltd.	108,955	$1,651,245

Total Diversified Telecommunication Services		5,206,616

Electric Utilities – 2.7%

Adani Transmission Ltd.*	28,254	341,406

CESC Ltd.	1,411,757	1,144,935

Power Grid Corp. of India Ltd.	6,047,727	16,609,035

SJVN Ltd.	87,961	35,588

Tata Power Co. Ltd.	841,938	1,949,061

Torrent Power Ltd.	192,281	1,194,174

Total Electric Utilities		21,274,199

Electrical Equipment – 0.7%

ABB India Ltd.	2,842	116,372

Amara Raja Batteries Ltd.	99,964	704,398

CG Power & Industrial Solutions Ltd.	38,818	141,725

Finolex Cables Ltd.	111,451	1,102,000

Havells India Ltd.	103,933	1,503,050

KEI Industries Ltd.	72,989	1,508,627

Polycab India Ltd.	17,021	596,493

Total Electrical Equipment		5,672,665

Electronic Equipment, Instruments & Components – 0.2%

Redington Ltd.	921,065	1,867,739

Entertainment – 0.1%

Saregama India Ltd.	147,705	595,169

Financial Services – 0.3%

Bajaj Finserv Ltd.	165,840	2,555,731

Infibeam Avenues Ltd.*	635,866	109,482

Total Financial Services		2,665,213

Food Products – 1.3%

Avanti Feeds Ltd.	2,945	12,164

Balrampur Chini Mills Ltd.	319,070	1,536,482

Britannia Industries Ltd.	33,998	1,788,026

CCL Products India Ltd.	69,199	477,971

Dalmia Bharat Sugar & Industries Ltd.	8	33

Godrej Agrovet Ltd.(a)	1,689	8,482

Gujarat Ambuja Exports Ltd.	93,238	263,607

Kaveri Seed Co. Ltd.	46,396	269,826

KRBL Ltd.	112,106	471,709

LT Foods Ltd.	448,429	526,552

Marico Ltd.	205,690	1,200,865

Mrs Bectors Food Specialities Ltd.	31,736	206,193

Nestle India Ltd.	7,860	1,884,554

Patanjali Foods Ltd.	40	472

Tata Coffee Ltd.	35,585	89,133

Tata Consumer Products Ltd.	149,697	1,291,183

Triveni Engineering & Industries Ltd.	66,639	219,866

Venky’s India Ltd.	5,657	98,970

Zydus Wellness Ltd.	1,119	21,109

Total Food Products		10,367,197

Gas Utilities – 2.0%

Adani Total Gas Ltd.	13,520	142,755

GAIL India Ltd.	9,258,389	11,845,826

Gujarat Gas Ltd.	132,656	741,870

Gujarat State Petronet Ltd.	501,820	1,618,134

Indraprastha Gas Ltd.	246,423	1,285,450

Total Gas Utilities		15,634,035

Ground Transportation – 0.1%

Container Corp. of India Ltd.	105,505	744,919

Health Care Equipment & Supplies – 0.0%

Poly Medicure Ltd.	10,208	118,330

Health Care Providers & Services – 0.4%

Apollo Hospitals Enterprise Ltd.	21,541	1,129,938

Aster DM Healthcare Ltd.*(a)	91,009	266,551

Dr. Lal PathLabs Ltd.(a)	5,783	128,639

Fortis Healthcare Ltd.*	1,636	5,174

Max Healthcare Institute Ltd.*	162,560	872,512

Metropolis Healthcare Ltd.(a)	22,456	341,092

Vijaya Diagnostic Centre Pvt Ltd.	676	3,219

Total Health Care Providers & Services		2,747,125

Hotels, Restaurants & Leisure – 0.1%

Delta Corp. Ltd.	1,414	3,109

Jubilant Foodworks Ltd.	93,059	498,345

Total Hotels, Restaurants & Leisure		501,454

Household Durables – 0.2%

Amber Enterprises India Ltd.*	355	7,882

Bajaj Electricals Ltd.	4	51

Crompton Greaves Consumer Electricals Ltd.	216,060	770,305

Dixon Technologies India Ltd.	9,785	340,679

Orient Electric Ltd.	154,606	508,502

Stove Kraft Ltd.*	522	2,382

Whirlpool of India Ltd.	18,315	293,069

Total Household Durables		1,922,870

Household Products – 0.0%

Jyothy Labs Ltd.	35,738	82,841

Independent Power & Renewable Electricity Producers – 2.8%

Adani Power Ltd.*	374,675	873,516

Jaiprakash Power Ventures Ltd.*	3,243,170	219,020

JSW Energy Ltd.	245,970	720,857

NHPC Ltd.	5,326,550	2,605,510

NLC India Ltd.	51,805	48,633

NTPC Ltd.	8,063,398	17,180,068

Total Independent Power & Renewable Electricity Producers		21,647,604

Industrial Conglomerates – 0.4%

Apar Industries Ltd.	10,373	316,166

BEML Ltd.*†	15,621	67,477

Godrej Industries Ltd.*	42,541	209,049

Nava Ltd.	281,615	747,193

Siemens Ltd.	44,182	1,788,704

Total Industrial Conglomerates		3,128,589

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2023

Investments	Shares	Value

Insurance – 0.6%

HDFC Life Insurance Co. Ltd.(a)	69,368	$421,361

ICICI Lombard General Insurance Co. Ltd.(a)	144,608	1,881,888

ICICI Prudential Life Insurance Co. Ltd.(a)	103,817	550,398

Max Financial Services Ltd.*	46,110	356,278

New India Assurance Co. Ltd.(a)	309,957	366,974

SBI Life Insurance Co. Ltd.(a)	67,046	898,298

Total Insurance		4,475,197

Interactive Media & Services – 1.4%

Brightcom Group Ltd.	2,278,387	404,763

Info Edge India Ltd.	214,947	9,738,885

Just Dial Ltd.*	82,409	596,840

Total Interactive Media & Services		10,740,488

IT Services – 11.5%

Cigniti Technologies Ltd.	51	463

Coforge Ltd.	19,233	892,606

Happiest Minds Technologies Ltd.	692	6,466

HCL Technologies Ltd.	1,009,183	13,326,631

Infosys Ltd.	2,022,007	35,133,087

LTIMindtree Ltd.(a)	30,431	1,762,430

Mphasis Ltd.	83,159	1,817,087

Persistent Systems Ltd.	25,272	1,417,471

Sonata Software Ltd.	69,939	711,708

Tata Consultancy Services Ltd.	597,675	23,315,016

Tech Mahindra Ltd.	576,957	7,735,468

Wipro Ltd.	928,935	4,128,537

Zensar Technologies Ltd.	154,603	516,111

Total IT Services		90,763,081

Life Sciences Tools & Services – 0.2%

Divi’s Laboratories Ltd.	43,398	1,490,922

Syngene International Ltd.(a)	61,325	443,619

Total Life Sciences Tools & Services		1,934,541

Machinery – 0.8%

AIA Engineering Ltd.	31,607	1,116,519

Cochin Shipyard Ltd.(a)	63,197	365,844

Cummins India Ltd.	89,790	1,780,449

Escorts Kubota Ltd.	18,394	423,253

Grindwell Norton Ltd.	14,497	331,350

Jamna Auto Industries Ltd.	202,204	245,182

Schaeffler India Ltd.	4,487	156,562

SKF India Ltd.	14,611	756,618

Thermax Ltd.	20,693	577,286

Timken India Ltd.	10,107	338,872

Total Machinery		6,091,935

Marine Transportation – 0.1%

Shipping Corp. of India Land and Assets Ltd.*	519,128	168,342

Shipping Corp. of India Ltd.	519,128	591,250

Total Marine Transportation		759,592

Media – 0.3%

Affle India Ltd.*	53,176	638,701

Hathway Cable & Datacom Ltd.*	20,687	3,260

Network18 Media & Investments Ltd.*	808,195	533,502

Sun TV Network Ltd.	85,803	434,170

TV18 Broadcast Ltd.*	451,171	157,834

Zee Entertainment Enterprises Ltd.	116,559	301,033

Total Media		2,068,500

Metals & Mining – 17.4%

APL Apollo Tubes Ltd.	82,766	1,213,908

Hindalco Industries Ltd.	3,281,148	16,183,656

Hindustan Zinc Ltd.	492,575	1,758,244

Jindal Saw Ltd.	251,376	446,272

Jindal Stainless Ltd.*	1,432,602	5,051,782

Jindal Steel & Power Ltd.	870,963	5,788,580

JSW Steel Ltd.	1,814,447	15,192,054

Kirloskar Ferrous Industries Ltd.	76,593	433,420

Maharashtra Seamless Ltd.	478	2,080

Maithan Alloys Ltd.	7,826	76,182

Mishra Dhatu Nigam Ltd.(a)	2,563	5,759

MM Forgings Ltd.	135	1,378

National Aluminium Co. Ltd.	3,753,871	3,581,097

NMDC Ltd.	3,738,416	5,074,320

NMDC Steel Ltd.*	3,443,700	1,301,091

Ramkrishna Forgings Ltd.	53,308	185,580

Ratnamani Metals & Tubes Ltd.	12,603	303,924

Sandur Manganese & Iron Ores Ltd.	35,906	449,052

Sarda Energy & Minerals Ltd.	75,881	985,694

Shyam Metalics & Energy Ltd.	1,519	4,858

Steel Authority of India Ltd.	9,185,266	9,243,105

Sunflag Iron & Steel Co. Ltd.*	62,857	112,777

Surya Roshni Ltd.	61,388	491,433

Tata Metaliks Ltd.	74,144	676,550

Tata Steel Long Products Ltd.	123,167	944,556

Tata Steel Ltd.	39,950,269	50,799,174

Tinplate Co. of India Ltd.	112,534	426,885

Usha Martin Ltd.	213,106	556,216

Vedanta Ltd.	4,360,701	14,562,643

Welspun Corp. Ltd.	399,188	973,896

Total Metals & Mining		136,826,166

Office REITs – 0.0%

Mindspace Business Parks REIT(a)	998	3,972

Oil, Gas & Consumable Fuels – 18.1%

Aegis Logistics Ltd.	418,791	1,931,079

Bharat Petroleum Corp. Ltd.	1,946,555	8,155,007

Chennai Petroleum Corp. Ltd.	429,362	1,240,817

Coal India Ltd.	4,164,695	10,826,966

Great Eastern Shipping Co. Ltd.	206,608	1,620,408

Hindustan Petroleum Corp. Ltd.	2,439,799	7,030,017

Indian Oil Corp. Ltd.	16,195,127	15,351,205

Oil & Natural Gas Corp. Ltd.	16,355,726	30,061,539

Oil India Ltd.	2,045,992	6,265,006

Petronet LNG Ltd.	1,854,358	5,163,749

Reliance Industries Ltd.	1,912,634	54,250,546

Total Oil, Gas & Consumable Fuels		141,896,339

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2023

Investments	Shares	Value

Paper & Forest Products – 0.1%

Century Plyboards India Ltd.	43,506	$246,798

Century Textiles & Industries Ltd.	325	2,507

Greenply Industries Ltd.	102,256	172,890

JK Paper Ltd.	70,315	326,581

West Coast Paper Mills Ltd.	1,221	7,883

Total Paper & Forest Products		756,659

Personal Care Products – 1.4%

Bajaj Consumer Care Ltd.	1,947	3,600

Colgate-Palmolive India Ltd.	56,841	1,042,549

Dabur India Ltd.	194,076	1,286,795

Emami Ltd.	1,986	8,665

Godrej Consumer Products Ltd.*	172,021	2,026,491

Hindustan Unilever Ltd.	211,602	6,592,342

Total Personal Care Products		10,960,442

Pharmaceuticals – 3.1%

Aarti Drugs Ltd.	198,415	815,437

Aarti Pharmalabs Ltd.	21,013	70,530

Ajanta Pharma Ltd.	21,652	318,473

Alembic Pharmaceuticals Ltd.	75,852	458,116

Alkem Laboratories Ltd.	17,114	707,217

AMI Organics Ltd.	1,622	17,560

Aurobindo Pharma Ltd.	383,885	2,420,112

Caplin Point Laboratories Ltd.	434	3,147

Cipla Ltd.	267,828	2,934,677

Dr. Reddy’s Laboratories Ltd.	61,937	3,483,944

Eris Lifesciences Ltd.(a)	11,135	77,514

FDC Ltd.*	10	31

Gland Pharma Ltd.*(a)	478	7,377

GlaxoSmithKline Pharmaceuticals Ltd.	2,182	35,173

Glenmark Pharmaceuticals Ltd.	271,403	1,534,645

Granules India Ltd.	164,693	582,560

Indoco Remedies Ltd.	1,430	5,659

IOL Chemicals & Pharmaceuticals Ltd.	71,965	247,684

Ipca Laboratories Ltd.	54,707	539,431

JB Chemicals & Pharmaceuticals Ltd.	13,628	327,730

Jubilant Pharmova Ltd.	2,426	8,232

Laurus Labs Ltd.(a)	1,059	3,775

Marksans Pharma Ltd.	4,842	4,148

Natco Pharma Ltd.	2,193	15,033

Neuland Laboratories Ltd.	10,414	228,606

Sequent Scientific Ltd.*	708,834	626,184

Shilpa Medicare Ltd.	89	248

Sun Pharmaceutical Industries Ltd.	384,940	4,604,807

Suven Pharmaceuticals Ltd.	119,938	689,426

Torrent Pharmaceuticals Ltd.	38,632	722,577

Zydus Lifesciences Ltd.	516,931	3,091,868

Total Pharmaceuticals		24,581,921

Professional Services – 0.3%

Computer Age Management Services Ltd.	12,021	297,071

Datamatics Global Services Ltd.	1,972	6,820

eClerx Services Ltd.	23,245	364,985

Firstsource Solutions Ltd.	564,242	724,333

L&T Technology Services Ltd.(a)	15,590	640,910

Vakrangee Ltd.	5,738	1,117

Total Professional Services		2,035,236

Real Estate Management & Development – 0.5%

DLF Ltd.	324,396	1,407,989

Macrotech Developers Ltd.*(a)	109	1,234

Oberoi Realty Ltd.	92,779	951,244

Phoenix Mills Ltd.	26,151	413,971

Prestige Estates Projects Ltd.	115,653	567,411

Sobha Ltd.	45,315	237,430

Total Real Estate Management & Development		3,579,279

Semiconductors & Semiconductor Equipment – 0.0%

Borosil Renewables Ltd.*	43,246	216,197
Software – 0.7%

Birlasoft Ltd.	364,796	1,159,206

Cyient Ltd.	80,401	973,676

Intellect Design Arena Ltd.	3,244	16,208

KPIT Technologies Ltd.	42,593	479,455

Newgen Software Technologies Ltd.	55,624	305,050

Oracle Financial Services Software Ltd.	39,082	1,552,081

Route Mobile Ltd.	1,495	24,847

Tanla Platforms Ltd.	46,547	296,361

Tata Elxsi Ltd.	10,867	787,972

Total Software		5,594,856

Textiles, Apparel & Luxury Goods – 0.9%

Dollar Industries Ltd.	194	821

Filatex India Ltd.	349	136

Gokaldas Exports Ltd.*	23,809	103,136

Indo Count Industries Ltd.	2,842	3,875

Kalyan Jewellers India Ltd.*	20,300	26,023

KPR Mill Ltd.	54,981	386,755

LUX Industries Ltd.*	56,228	794,441

Page Industries Ltd.	595	274,419

Rajesh Exports Ltd.	117,913	875,353

Raymond Ltd.	9,772	145,309

Relaxo Footwears Ltd.	111,780	1,157,414

Rupa & Co. Ltd.	1,285	3,194

Siyaram Silk Mills Ltd.	14,761	74,755

Titan Co. Ltd.	77,484	2,371,119

Trident Ltd.	469,794	159,776

Vaibhav Global Ltd.	37	123

Vardhman Textiles Ltd.	21,230	75,871

Welspun India Ltd.	408,587	316,449

Total Textiles, Apparel & Luxury Goods		6,768,969

Tobacco – 1.3%

Godfrey Phillips India Ltd.	9,089	201,256

ITC Ltd.	2,193,689	10,236,726

Total Tobacco		10,437,982

Trading Companies & Distributors – 0.1%

Adani Enterprises Ltd.	54,394	1,158,568

Transportation Infrastructure – 0.5%

Adani Ports & Special Economic Zone Ltd.	515,524	3,963,856

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2023

Investments	Shares		Value

Wireless Telecommunication Services – 0.2%

Bharti Airtel Ltd.	202,634		$1,846,778
TOTAL COMMON STOCKS (Cost: $521,563,241)			800,955,718
	Principal Amount

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24, Series N3 (Cost: $11,593)	843,639	INR	10,010
	Shares

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%
WisdomTree India ex-State-Owned Enterprises Fund(b) (Cost: $26,901)	1,100		$32,913

Investments	Value
TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $521,601,735)	$800,998,641

Other Assets less Liabilities – (1.9)%	(14,764,741)

NET ASSETS – 100.0%	$786,233,900
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $67,477, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2023 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$38,156	$—	$—	$—	$(5,243)	$32,913	$682

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Industrial Conglomerates	$3,061,112	$—	$67,477	*	$3,128,589
Marine Transportation	591,250	168,342	—		759,592
Other	797,067,537	—	—		797,067,537
Corporate Bonds	—	10,010	—		10,010
Exchange-Traded Fund	32,913	—	—		32,913
Total Investments in Securities	$800,752,812	$178,352	$67,477		$800,998,641
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 101.6%

India – 101.6%

Automobile Components – 2.7%

Apollo Tyres Ltd.	2,666	$10,377

Balkrishna Industries Ltd.	647	15,363

Bharat Forge Ltd.	1,918	17,981

Bosch Ltd.	73	17,206

Motherson Sumi Wiring India Ltd.	15,084	8,856

MRF Ltd.	20	20,454

Samvardhana Motherson International Ltd.	14,604	11,924

Sona Blw Precision Forgings Ltd.(a)	2,559	12,876

Sundram Fasteners Ltd.	833	9,913

Tube Investments of India Ltd.	832	25,781

UNO Minda Ltd.	1,560	9,130

Total Automobile Components		159,861

Automobiles – 7.2%

Bajaj Auto Ltd.	580	27,417

Eicher Motors Ltd.	1,229	44,099

Hero MotoCorp Ltd.	1,065	30,419

Mahindra & Mahindra Ltd.	8,165	115,119

Maruti Suzuki India Ltd.	1,100	110,989

Tata Motors Ltd.*	14,919	76,390

TVS Motor Co. Ltd.	1,866	24,458

Total Automobiles		428,891

Banks – 15.6%

AU Small Finance Bank Ltd.(a)	2,875	20,262

Axis Bank Ltd.	21,050	219,894

Bandhan Bank Ltd.*(a)	6,477	15,428

Federal Bank Ltd.	12,012	19,337

ICICI Bank Ltd.	41,696	445,080

IDFC First Bank Ltd.*	22,445	15,035

Kotak Mahindra Bank Ltd.	9,002	189,811

Total Banks		924,847

Beverages – 1.3%

Radico Khaitan Ltd.	666	9,681

United Breweries Ltd.	609	10,556

United Spirits Ltd.*	2,616	24,074

Varun Beverages Ltd.	1,917	32,353

Total Beverages		76,664

Biotechnology – 0.2%

Biocon Ltd.	3,739	9,388

Building Products – 0.5%

Astral Ltd.	1,239	20,152

Kajaria Ceramics Ltd.	718	9,211

Total Building Products		29,363

Capital Markets – 0.4%

HDFC Asset Management Co. Ltd.(a)	543	11,284

IDFC Ltd.	9,782	9,350

Total Capital Markets		20,634

Chemicals – 5.5%

Aarti Industries Ltd.	1,719	10,838

Asian Paints Ltd.	3,868	129,980

Atul Ltd.	145	12,278

Berger Paints India Ltd.	2,039	14,432

Carborundum Universal Ltd.	874	10,483

Coromandel International Ltd.	1,015	10,859

Deepak Nitrite Ltd.	555	12,444

Gujarat Fluorochemicals Ltd.	300	11,025

Navin Fluorine International Ltd.	279	14,498

PI Industries Ltd.	685	25,257

Solar Industries India Ltd.	195	8,999

SRF Ltd.	1,197	35,129

Supreme Industries Ltd.	593	18,137

Tata Chemicals Ltd.	1,214	14,365

Total Chemicals		328,724

Construction & Engineering – 0.3%

Voltas Ltd.	1,999	19,903

Construction Materials – 4.4%

ACC Ltd.	746	15,134

Ambuja Cements Ltd.*	6,245	27,778

Dalmia Bharat Ltd.	726	17,387

Grasim Industries Ltd.	3,140	62,381

JK Cement Ltd.	286	10,175

Ramco Cements Ltd.	1,163	10,708

Shree Cement Ltd.	85	27,085

UltraTech Cement Ltd.	978	90,706

Total Construction Materials		261,354

Consumer Staples Distribution & Retail – 0.9%

Avenue Supermarts Ltd.*(a)	1,221	50,530

Diversified Telecommunication Services – 0.2%

Indus Towers Ltd.	6,320	10,997

Electrical Equipment – 1.3%

ABB India Ltd.	411	16,830

CG Power & Industrial Solutions Ltd.	4,868	17,773

Havells India Ltd.	2,214	32,018

Polycab India Ltd.	359	12,581

Total Electrical Equipment		79,202

Electronic Equipment, Instruments & Components – 0.3%

Honeywell Automation India Ltd.	20	8,855

Redington Ltd.	4,849	9,833

Total Electronic Equipment, Instruments & Components		18,688

Entertainment – 0.1%

PVR Ltd.*	429	8,008

Financial Services – 0.8%

Bajaj Finserv Ltd.	3,131	48,251

Food Products – 3.5%

Britannia Industries Ltd.	1,017	53,486

Marico Ltd.	4,610	26,914

Nestle India Ltd.	305	73,128

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

March 31, 2023

Investments	Shares	Value

Patanjali Foods Ltd.	609	$7,182

Tata Consumer Products Ltd.	5,435	46,879

Total Food Products		207,589

Gas Utilities – 0.6%

Adani Total Gas Ltd.	2,288	24,159

Gujarat Gas Ltd.	1,645	9,199

Total Gas Utilities		33,358

Health Care Providers & Services – 1.6%

Apollo Hospitals Enterprise Ltd.	868	45,531

Dr. Lal PathLabs Ltd.(a)	267	5,939

Fortis Healthcare Ltd.*	4,295	13,583

Max Healthcare Institute Ltd.*	6,068	32,569

Total Health Care Providers & Services		97,622

Hotels, Restaurants & Leisure – 1.2%

Indian Hotels Co. Ltd.	7,370	29,087

Jubilant Foodworks Ltd.	2,938	15,734

Zomato Ltd.*	40,186	24,938

Total Hotels, Restaurants & Leisure		69,759

Household Durables – 0.5%

Crompton Greaves Consumer Electricals Ltd.	5,012	17,869

Dixon Technologies India Ltd.	290	10,097

Total Household Durables		27,966

Independent Power & Renewable Electricity Producers – 0.5%

Adani Green Energy Ltd.*	2,954	31,672

Industrial Conglomerates – 0.5%

Siemens Ltd.	744	30,121

Insurance – 1.8%

HDFC Life Insurance Co. Ltd.(a)	7,799	47,373

ICICI Lombard General Insurance Co. Ltd.(a)	2,023	26,327

ICICI Prudential Life Insurance Co. Ltd.(a)	3,490	18,503

Max Financial Services Ltd.*	1,916	14,804

Total Insurance		107,007

Interactive Media & Services – 0.4%

Info Edge India Ltd.	555	25,146

IT Services – 13.5%

Coforge Ltd.	299	13,877

HCL Technologies Ltd.	8,717	115,111

Infosys Ltd.	29,707	516,169

Mphasis Ltd.	669	14,618

Persistent Systems Ltd.	391	21,931

Tech Mahindra Ltd.	5,312	71,220

Wipro Ltd.	11,484	51,039

Total IT Services		803,965

Life Sciences Tools & Services – 0.6%

Divi’s Laboratories Ltd.	1,075	36,931

Machinery – 1.6%

Ashok Leyland Ltd.	12,286	20,810

Cummins India Ltd.	1,117	22,149

Elgi Equipments Ltd.	1,795	9,570

Grindwell Norton Ltd.	394	9,005

Schaeffler India Ltd.	318	11,096

SKF India Ltd.	192	9,943

Thermax Ltd.	333	9,290

Total Machinery		91,863

Media – 0.3%

Zee Entertainment Enterprises Ltd.	7,609	19,652

Metals & Mining – 3.3%

APL Apollo Tubes Ltd.	1,394	20,446

JSW Steel Ltd.	7,577	63,441

Tata Steel Ltd.	64,930	82,562

Vedanta Ltd.	8,640	28,853

Total Metals & Mining		195,302

Oil, Gas & Consumable Fuels – 10.6%

Reliance Industries Ltd.	22,301	632,552

Passenger Airlines – 0.3%

InterGlobe Aviation Ltd.*(a)	855	19,878

Personal Care Products – 5.9%

Colgate-Palmolive India Ltd.	1,149	21,074

Dabur India Ltd.	5,412	35,884

Emami Ltd.	1,820	7,940

Godrej Consumer Products Ltd.*	3,460	40,760

Hindustan Unilever Ltd.	7,877	245,404

Total Personal Care Products		351,062

Pharmaceuticals – 5.2%

Aarti Pharmalabs Ltd.	508	1,705

Alkem Laboratories Ltd.	355	14,670

Aurobindo Pharma Ltd.	2,237	14,103

Cipla Ltd.	4,592	50,316

Dr. Reddy’s Laboratories Ltd.	1,038	58,387

Ipca Laboratories Ltd.	1,116	11,004

Laurus Labs Ltd.(a)	2,712	9,667

Lupin Ltd.	2,010	15,858

Sun Pharmaceutical Industries Ltd.	8,887	106,310

Torrent Pharmaceuticals Ltd.	816	15,263

Zydus Lifesciences Ltd.	1,980	11,843

Total Pharmaceuticals		309,126

Professional Services – 0.1%

Computer Age Management Services Ltd.	281	6,944

Real Estate Management & Development – 1.2%

DLF Ltd.	5,218	22,648

Godrej Properties Ltd.*	1,006	12,621

Macrotech Developers Ltd.*(a)	971	10,992

Oberoi Realty Ltd.	1,042	10,683

Phoenix Mills Ltd.	788	12,474

Total Real Estate Management & Development		69,418

Software – 0.6%

KPIT Technologies Ltd.	1,321	14,870

Tata Elxsi Ltd.	293	21,246

Total Software		36,116

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

March 31, 2023

Investments	Shares		Value

Specialty Retail – 0.4%

Trent Ltd.	1,477		$24,711

Textiles, Apparel & Luxury Goods – 2.4%

Aditya Birla Fashion & Retail Ltd.*	3,122		8,143

Bata India Ltd.	538		9,285

Page Industries Ltd.	49		22,599

Titan Co. Ltd.	3,373		103,219

Total Textiles, Apparel & Luxury Goods			143,246

Transportation Infrastructure – 0.2%

GMR Airports Infrastructure Ltd.*	20,660		10,194

Wireless Telecommunication Services – 3.1%

Bharti Airtel Ltd.	20,119		183,362
TOTAL COMMON STOCKS (Cost: $5,275,148)			6,039,867

	Principal Amount		Value

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24, Series N3
(Cost: $328)	23,867	INR	283

TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $5,275,476)			6,040,150

Other Assets less Liabilities – (1.6)%			(92,207)

NET ASSETS – 100.0%			$5,947,943

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,039,867	$—	$—	$6,039,867
Corporate Bonds	—	283	—	283
Total Investments in Securities	$6,039,867	$283	$—	$6,040,150

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments

WisdomTree New Economy Real Estate Fund (WTRE)

March 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.4%

Australia – 6.2%

Dexus(a)	61,026	$306,950

Goodman Group	86,161	1,084,302

NEXTDC Ltd.*(a)	27,421	192,100

Total Australia		1,583,352

Belgium – 1.3%

Warehouses De Pauw CVA	11,398	338,313

Canada – 2.7%

Allied Properties Real Estate Investment Trust	8,729	157,120

Dream Industrial Real Estate Investment Trust	20,296	220,454

Granite Real Estate Investment Trust	5,055	312,597

Total Canada		690,171

China – 5.9%

China Aoyuan Group Ltd.*†(a)	234,000	17,766

China Tower Corp. Ltd., Class H(b)	10,440,000	1,263,447

ESR Group Ltd.(b)	136,400	244,653

Total China		1,525,866

Italy – 1.3%

Infrastrutture Wireless Italiane SpA(b)	24,825	326,890

Japan – 4.7%

Activia Properties, Inc.	41	116,447

GLP J-REIT(a)	362	389,227

Japan Logistics Fund, Inc.	54	119,491

Mitsubishi Estate Logistics REIT Investment Corp.	38	111,496

Mitsui Fudosan Logistics Park, Inc.	31	108,310

Nippon Prologis REIT, Inc.	168	353,824

Total Japan		1,198,795

Singapore – 5.6%

CapitaLand Ascendas REIT	211,936	455,896

Frasers Logistics & Commercial Trust	185,800	183,068

Keppel DC REIT	98,500	152,616

Keppel REIT	115,800	77,081

Mapletree Industrial Trust	157,209	280,234

Mapletree Logistics Trust(a)	233,858	300,776

Total Singapore		1,449,671

Spain – 4.6%

Cellnex Telecom SA(a)(b)	30,228	1,174,402

Sweden – 0.6%

Fabege AB(a)	18,458	141,725

United Kingdom – 5.4%

Derwent London PLC	8,155	237,763

Segro PLC	96,663	917,428

Tritax Big Box REIT PLC	134,198	$232,135

Total United Kingdom		1,387,326

United States – 61.1%

Airbnb, Inc., Class A*	9,025	1,122,710

Alexandria Real Estate Equities, Inc.	7,526	945,190

American Tower Corp.	5,599	1,144,100

Americold Realty Trust, Inc.	21,410	609,115

Corporate Office Properties Trust	8,157	193,403

Cousins Properties, Inc.	11,763	251,493

Crown Castle, Inc.	8,635	1,155,708

Digital Realty Trust, Inc.	13,090	1,286,878

DigitalBridge Group, Inc.(a)	12,322	147,741

Douglas Emmett, Inc.	11,915	146,912

EastGroup Properties, Inc.	2,453	405,530

Equinix, Inc.	1,611	1,161,595

Healthpeak Properties, Inc.	31,414	690,166

Iron Mountain, Inc.	20,642	1,092,168

JBG SMITH Properties	6,356	95,721

Kilroy Realty Corp.	8,235	266,814

LXP Industrial Trust	22,733	234,377

Prologis, Inc.	8,933	1,114,570

Radius Global Infrastructure, Inc., Class A*	5,334	78,250

Rexford Industrial Realty, Inc.	15,614	931,375

SBA Communications Corp.	4,625	1,207,449

Terreno Realty Corp.	6,358	410,727

Ventas, Inc.	22,775	987,296

Total United States		15,679,288
TOTAL COMMON STOCKS (Cost: $30,759,691)		25,495,799

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%

United States – 3.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(c)
(Cost: $911,318)	911,318	911,318

TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $31,671,009)		26,407,117

Other Assets less Liabilities – (2.9)%		(745,647)

NET ASSETS – 100.0%		$25,661,470
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $17,766, which represents 0.07% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2023 (See Note 2). At March 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,865,404 and the total market value of the collateral held by the Fund was $1,969,456. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,058,138.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

March 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/3/2023	2,772	EUR	3,026	USD	$—	$(14)
Deutsche Bank AG	4/3/2023	1,936	EUR	1,708	GBP	—	(8)
Royal Bank of Canada	4/3/2023	4,085	AUD	3,634	SGD	2	—
Royal Bank of Canada	4/3/2023	22,834	HKD	3,864	SGD	2	—
Standard Chartered Bank	4/3/2023	577,123	JPY	4,343	USD	—	(7)
						$4	$(29)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$1,508,100	$—	$17,766	*	$1,525,866
Other	23,969,933	—	—		23,969,933
Investment of Cash Collateral for Securities Loaned	—	911,318	—		911,318
Total Investments in Securities	$25,478,033	$911,318	$17,766		$26,407,117
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$4	$—		$4
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$(29)	$—		$(29)
Total – Net	$25,478,033	$911,293	$17,766		$26,407,092
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2023

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$894,900,755	$2,314,936,845	$2,133,289,847	$2,186,238	$81,738,221

Investment in affiliates, at cost (Note 3)	—	—	2,338,438	—	—

Foreign currency, at cost	97,211	1,324,802	2,020,255	2,652	43,551

Investments in securities, at value[1,2] (Note 2)	747,128,466	2,210,607,530	2,150,539,317	2,211,386	89,569,028

Investment in affiliates, at value (Note 3)	—	—	2,263,456	—	—

Cash	809,048	45,672	24,614,908	585	4,156

Foreign currency, at value	10,213	1,246,881	2,024,743	2,536	43,806

Unrealized appreciation on foreign currency contracts	3	—	40	926	—

Receivables:

Investment securities sold	1,204,376	—	—	—	—

Capital shares sold	1,510	—	20,239	—	—

Dividends	77,885	6,019,773	6,429,413	9,802	279,123

Securities lending income	45,180	130,114	188,387	15	2,356

Interest	—	1,707	—	5	85

Foreign tax reclaims	—	50,840	75,672	275	1,448

Foreign capital gains tax refund	—	—	1,064,165	1,254	—

Other (Note 6)	—	—	28,807	—	—
Total Assets	749,276,681	2,218,102,517	2,187,249,147	2,226,784	89,900,002
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	—	15,800	152

Payables:

Cash collateral received for securities loaned (Note 2)	9,349,973	44,021,109	20,017,278	54,941	1,969,247

Deposit due to authorized participant (Note 4)	—	—	19,538,899	—	—

Investment securities purchased	—	—	248,722	—	—

Capital shares redeemed	1,734,377	—	—	—	—

Advisory fees (Note 3)	201,247	573,798	1,110,039	867	23,387

Service fees (Note 2)	2,767	7,890	7,757	8	322

Foreign capital gains tax	—	2,972,915	478,219	—	226,087

Other (Note 6)	—	—	8,642	—	—
Total Liabilities	11,288,364	47,575,712	41,409,556	71,616	2,219,195
NET ASSETS	$737,988,317	$2,170,526,805	$2,145,839,591	$2,155,168	$87,680,807
NET ASSETS:

Paid-in capital	$1,322,584,449	$2,992,231,332	$3,751,131,798	$3,392,708	$107,380,113

Total distributable earnings (loss)	(584,596,132)	(821,704,527)	(1,605,292,207)	(1,237,540)	(19,699,306)
NET ASSETS	$737,988,317	$2,170,526,805	$2,145,839,591	$2,155,168	$87,680,807
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	21,125,000	78,100,000	56,800,000	100,000	3,900,000
Net asset value per share	$34.93	$27.79	$37.78	$21.55	$22.48
[1] Includes market value of securities out on loan of:	$29,912,968	$140,454,471	$252,846,236	$83,155	$2,839,145
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2023

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$2,476,727,754	$496,189,741	$132,475,375	$14,205,979	$521,574,834

Investment in affiliates, at cost (Note 3)	2,660,281	2,162,086	185,387	—	26,901

Foreign currency, at cost	4,608,164	1,235,803	34,903	457	1,940,827

Investments in securities, at value[1,2] (Note 2)	2,758,641,005	540,806,381	141,576,782	10,427,630	800,965,728

Investment in affiliates, at value (Note 3)	3,102,173	2,572,256	201,870	—	32,913

Cash	664,942	1,291,493	63,254	5,262	2,299,793

Foreign currency, at value	4,621,481	1,237,906	35,014	457	1,943,747

Unrealized appreciation on foreign currency contracts	—	2,183	—	—	—

Receivables:

Capital shares sold	—	5,089,161	—	—	—

Dividends	14,417,223	893,695	602,925	—	234,606

Securities lending income	928,703	16,309	7,894	945	—

Interest	—	—	—	—	442

Foreign tax reclaims	71,237	1,007,717	78,518	—	—

Foreign capital gains tax refund	326,166	—	—	—	1,402

Other (Note 6)	—	33,270	852	—	—
Total Assets	2,782,772,930	552,950,371	142,567,109	10,434,294	805,478,631
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	9	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	92,666,436	18,782,688	6,584,909	46,490	—

Investment securities purchased	168,532	6,984,137	—	—	—

Advisory fees (Note 3)	1,296,249	175,044	66,312	1,664	537,150

Service fees (Note 2)	9,840	1,840	503	37	2,848

Foreign capital gains tax	192,495	—	7,567	—	18,704,733

Other (Note 6)	—	9,981	256	—	—
Total Liabilities	94,333,552	25,953,699	6,659,547	48,191	19,244,731
NET ASSETS	$2,688,439,378	$526,996,672	$135,907,562	$10,386,103	$786,233,900
NET ASSETS:

Paid-in capital	$3,130,393,122	$588,232,938	$149,172,160	$15,863,471	$579,089,770

Total distributable earnings (loss)	(441,953,744)	(61,236,266)	(13,264,598)	(5,477,368)	207,144,130
NET ASSETS	$2,688,439,378	$526,996,672	$135,907,562	$10,386,103	$786,233,900
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	58,800,000	14,900,000	2,900,000	355,000	25,000,000
Net asset value per share	$45.72	$35.37	$46.86	$29.26	$31.45
[1] Includes market value of securities out on loan of:	$522,562,240	$27,629,610	$9,655,572	$268,834	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

March 31, 2023

	WisdomTree India ex-State-Owned Enterprises Fund	WisdomTree New Economy Real Estate Fund
ASSETS:

Investments, at cost	$5,275,476	$31,671,009

Foreign currency, at cost	231	10,711

Investments in securities, at value[1,2] (Note 2)	6,040,150	26,407,117

Cash	4,611	55,644

Foreign currency, at value	231	10,600

Unrealized appreciation on foreign currency contracts	—	4

Receivables:

Dividends	—	109,976

Securities lending income	—	383

Interest	12	—

Foreign tax reclaims	—	46,154

Foreign capital gains tax refund	5,718	—

Other (Note 6)	—	883
Total Assets	6,050,722	26,630,761
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	29

Payables:

Cash collateral received for securities loaned (Note 2)	—	911,318

Investment securities purchased	—	45,163

Advisory fees (Note 3)	2,905	12,421

Service fees (Note 2)	22	95

Foreign capital gains tax	99,852	—

Other (Note 6)	—	265
Total Liabilities	102,779	969,291
NET ASSETS	$5,947,943	$25,661,470
NET ASSETS:

Paid-in capital	$5,594,940	$75,031,820

Total distributable earnings (loss)	353,003	(49,370,350)
NET ASSETS	$5,947,943	$25,661,470
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,000	1,500,000
Net asset value per share	$29.74	$17.11
[1] Includes market value of securities out on loan of:	—	$1,865,404
[2]	Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2023

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends	$10,719,775	$62,269,451	$165,810,940	$115,720	$3,337,789

Dividends from affiliates (Note 3)	—	—	51,785	—	—

Interest	—	3,915	—	7	—

Non-cash dividends	—	325,145	350,147	139	—

Other income (Note 6)	—	—	33,038	—	—

Securities lending income, net (Note 2)	561,740	1,686,603	1,650,868	132	24,036

Less: Foreign withholding taxes on dividends	(616,573)	(8,912,041)	(16,554,861)	(15,575)	(370,446)
Total investment income	10,664,942	55,373,073	151,341,917	100,423	2,991,379
EXPENSES:

Advisory fees (Note 3)	2,601,308	7,730,994	11,670,938	10,264	243,235

Service fees (Note 2)	35,768	106,301	81,511	95	3,344

Other fees (Note 6)	—	—	8,642	—	—
Total expenses	2,637,076	7,837,295	11,761,091	10,359	246,579
Expense waivers (Note 3)	—	—	(4,030)	—	—
Net expenses	2,637,076	7,837,295	11,757,061	10,359	246,579
Net investment income	8,027,866	47,535,778	139,584,856	90,064	2,744,800
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(292,226,191)	(452,718,909)	(154,172,648)	(209,917)	(8,572,634)

Investment transactions in affiliates (Note 3)	—	—	(142,331)	—	—

In-kind redemptions	12,806,328	16,192,703	747,268	—	417,900

Futures contracts	—	(230,010)	(167,745)	—	(4,971)

Foreign currency contracts	(1,674,715)	3,817,448	164,358	67,531	10,000

Foreign currency related transactions	1,773,106	(5,923,369)	(3,003,711)	(1,231)	(107,824)
Net realized loss	(279,321,472)	(438,862,137)	(156,574,809)	(143,617)	(8,257,529)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	128,663,799	(83,631,278)	(150,380,632)	(74,548)	(3,409,079)

Investment transactions in affiliates (Note 3)	—	—	(101,459)	—	—

Foreign currency contracts	673	—	40	(12,297)	(152)

Translation of assets and liabilities denominated in foreign currencies	(96,989)	17,422	(88,004)	(152)	13
Net increase (decrease) in unrealized appreciation/depreciation	128,567,483	(83,613,856)	(150,570,055)	(86,997)	(3,409,218)
Net realized and unrealized loss on investments	(150,753,989)	(522,475,993)	(307,144,864)	(230,614)	(11,666,747)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(142,726,123)	$(474,940,215)	$(167,560,008)	$(140,550)	$(8,921,947)
[1] Net of foreign capital gains (tax) and capital gain tax refund, if applicable, of:	—	$(4,873,714)	$22,073	$701	$(100,309)
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$(8,521,675)	$205,314	$(3,240)	$(286,051)

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Operations (continued)

WisdomTree Trust

For the Year Ended March 31, 2023

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends	$141,107,823	$17,742,850	$4,989,447	$29,848	$20,028,522

Dividends from affiliates (Note 3)	1,688,074	222,709	28,157	—	682

Interest	—	—	—	—	1,367

Non-cash dividends	1,570,949	3,995,743	128,790	—	—

Other income (Note 6)	—	36,813	1,004	—	—

Securities lending income, net (Note 2)	8,842,402	225,557	38,590	8,835	—

Less: Foreign withholding taxes on dividends	(19,341,369)	(1,676,286)	(242,266)	—	(4,310,728)
Total investment income	133,867,879	20,547,386	4,943,722	38,683	15,719,843
EXPENSES:

Advisory fees (Note 3)	14,011,530	1,880,835	613,287	20,487	6,196,748

Service fees (Note 2)	106,294	19,703	4,653	451	32,850

Interest expense (Note 7)	—	—	—	—	122,039

Other fees (Note 6)	—	9,981	256	—	—
Total expenses	14,117,824	1,910,519	618,196	20,938	6,351,637
Expense waivers (Note 3)	(26,836)	(3,688)	—	—	(150)
Net expenses	14,090,988	1,906,831	618,196	20,938	6,351,487
Net investment income	119,776,891	18,640,555	4,325,526	17,745	9,368,356
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(306,760,621)	(95,459,510)	(4,467,127)	(1,570,859)	33,560,426

Investment transactions in affiliates (Note 3)	(4,630,473)	(658,874)	(82,069)	—	—

In-kind redemptions	—	10,438,986	915	(434,827)	—

Futures contracts	(225,780)	—	—	—	(71,515)

Foreign currency contracts	(2,626,899)	267,655	(3,205)	(4,858)	(372,703)

Foreign currency related transactions	(366,658)	(514,821)	(25,140)	4,557	(490,630)
Net realized gain (loss)	(314,610,431)	(85,926,564)	(4,576,626)	(2,005,987)	32,625,578
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(51,764,530)	15,895,543	938,011	(1,440,849)	(121,582,847)

Investment transactions in affiliates (Note 3)	140,393	396,936	16,196	—	(5,243)

Foreign currency contracts	—	3,568	—	—	—

Translation of assets and liabilities denominated in foreign currencies	(26,193)	10,696	1,900	(67)	(10,223)
Net increase (decrease) in unrealized appreciation/depreciation	(51,650,330)	16,306,743	956,107	(1,440,916)	(121,598,313)
Net realized and unrealized loss on investments	(366,260,761)	(69,619,821)	(3,620,519)	(3,446,903)	(88,972,735)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(246,483,870)	$(50,979,266)	$705,007	$(3,429,158)	$(79,604,379)
[1] Net of foreign capital gains (tax) and capital gain tax refund, if applicable, of:	$(1,007,533)	$(239,780)	$(3,611)	—	$(8,470,599)
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(1,417,144)	$(604,406)	$7,212	—	$(12,910,259)

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended March 31, 2023

	WisdomTree India ex-State-Owned Enterprises Fund	WisdomTree New Economy Real Estate Fund
INVESTMENT INCOME:

Dividends	$75,172	$955,209

Interest	17	—

Non-cash dividends	—	10,230

Other income (Note 6)	—	1,022

Securities lending income, net (Note 2)	—	8,125

Less: Foreign withholding taxes on dividends	(15,740)	(78,891)
Total investment income	59,449	895,695
EXPENSES:

Advisory fees (Note 3)	36,946	209,045

Service fees (Note 2)	280	1,586

Other fees (Note 6)	—	264
Total expenses	37,226	210,895
Net investment income	22,223	684,800
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(113,269)	(8,702,984)

In-kind redemptions	—	(656,781)

Futures contracts	11,322	—

Foreign currency contracts	(702)	234,029

Foreign currency related transactions	(1,576)	(259,157)
Net realized loss	(104,225)	(9,384,893)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(822,407)	(4,613,654)

Foreign currency contracts	—	(79)

Translation of assets and liabilities denominated in foreign currencies	—	725
Net decrease in unrealized appreciation/depreciation	(822,407)	(4,613,008)
Net realized and unrealized loss on investments	(926,632)	(13,997,901)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(904,409)	$(13,313,101)
[1] Net of foreign capital gains (tax) and capital gain tax refund, if applicable, of:	$(11,123)	$(790)
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(76,903)	$(347)

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,027,866	$11,106,857	$47,535,778	$69,570,311	$139,584,856	$121,539,001

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(279,321,472)	(87,004,581)	(438,862,137)	(75,601,254)	(156,574,809)	160,658,095

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	128,567,483	(383,920,005)	(83,613,856)	(719,116,750)	(150,570,055)	(183,094,360)

Net increase from payment by affiliate	—	—	—	83,629	—	—
Net increase (decrease) in net assets resulting from operations	(142,726,123)	(459,817,729)	(474,940,215)	(725,064,064)	(167,560,008)	99,102,736
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(8,628,659)	(10,485,930)	(52,252,500)	(62,418,244)	(137,420,525)	(121,113,777)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	204,830,077	529,146,692	16,749,145	219,724,718	423,628,056	273,134,390

Cost of shares redeemed	(150,767,082)	(138,255,251)	(638,895,275)	(832,312,478)	(92,653,343)	(47,979,758)
Net increase (decrease) in net assets resulting from capital share transactions	54,062,995	390,891,441	(622,146,130)	(612,587,760)	330,974,713	225,154,632
Net Increase (Decrease) in Net Assets	(97,291,787)	(79,412,218)	(1,149,338,845)	(1,400,070,068)	25,994,180	203,143,591
NET ASSETS:

Beginning of year	$835,280,104	$914,692,322	$3,319,865,650	$4,719,935,718	$2,119,845,411	$1,916,701,820

End of year	$737,988,317	$835,280,104	$2,170,526,805	$3,319,865,650	$2,145,839,591	$2,119,845,411
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	20,425,000	14,200,000	100,300,000	117,100,000	48,200,000	43,300,000

Shares created	5,375,000	8,875,000	500,000	5,300,000	11,300,000	6,000,000

Shares redeemed	(4,675,000)	(2,650,000)	(22,700,000)	(22,100,000)	(2,700,000)	(1,100,000)
Shares outstanding, end of year	21,125,000	20,425,000	78,100,000	100,300,000	56,800,000	48,200,000

See Notes to Financial Statements.

WisdomTree Trust	89

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Multifactor Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$90,064	$157,172	$2,744,800	$2,694,963	$119,776,891	$85,237,971

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(143,617)	411,928	(8,257,529)	1,538,462	(314,610,431)	135,477,592

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(86,997)	(668,717)	(3,409,218)	(12,236,312)	(51,650,330)	(23,627,110)
Net increase (decrease) in net assets resulting from operations	(140,550)	(99,617)	(8,921,947)	(8,002,887)	(246,483,870)	197,088,453
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(70,527)	(134,000)	(3,003,000)	(2,582,002)	(121,656,900)	(91,424,730)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	19,747,562	2,859,531	480,988,272	534,715,596

Cost of shares redeemed	—	(2,561,737)	(6,846,988)	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	—	(2,561,737)	12,900,574	2,859,531	480,988,272	534,715,596
Net Increase (Decrease) in Net Assets	(211,077)	(2,795,354)	975,627	(7,725,358)	112,847,502	640,379,319
NET ASSETS:

Beginning of year	$2,366,245	$5,161,599	$86,705,180	$94,430,538	$2,575,591,876	$1,935,212,557

End of year	$2,155,168	$2,366,245	$87,680,807	$86,705,180	$2,688,439,378	$2,575,591,876
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	100,000	200,000	3,300,000	3,200,000	48,200,000	38,100,000

Shares created	—	—	900,000	100,000	10,600,000	10,100,000

Shares redeemed	—	(100,000)	(300,000)	—	—	—
Shares outstanding, end of year	100,000	100,000	3,900,000	3,300,000	58,800,000	48,200,000

See Notes to Financial Statements.

90	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global High Dividend Fund		WisdomTree Growth Leaders Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$18,640,555	$10,808,007	$4,325,526	$2,708,774	$17,745	$3,955

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(85,926,564)	31,560,593	(4,576,626)	6,299,464	(2,005,987)	189,499

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	16,306,743	(29,687,264)	956,107	(1,056,457)	(1,440,916)	(3,284,795)
Net increase (decrease) in net assets resulting from operations	(50,979,266)	12,681,336	705,007	7,951,781	(3,429,158)	(3,091,341)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(18,475,318)	(9,420,001)	(4,296,367)	(2,682,732)	(14,235)	(5,287)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	135,468,168	258,196,116	70,609,590	19,674,154	813,616	5,203,072

Cost of shares redeemed	(106,255,698)	(49,348,920)	—	(21,694,612)	(2,340,593)	(1,160,393)
Net increase (decrease) in net assets resulting from capital share transactions	29,212,470	208,847,196	70,609,590	(2,020,458)	(1,526,977)	4,042,679
Net Increase (Decrease) in Net Assets	(40,242,114)	212,108,531	67,018,230	3,248,591	(4,970,370)	946,051
NET ASSETS:

Beginning of year	$567,238,786	$355,130,255	$68,889,332	$65,640,741	$15,356,473	$14,410,422

End of year	$526,996,672	$567,238,786	$135,907,562	$68,889,332	$10,386,103	$15,356,473
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	14,200,000	9,200,000 [1]	1,350,000	1,400,000	415,000	325,004

Shares created	4,000,000	6,200,000 [1]	1,550,000	400,000	30,000	115,000

Shares redeemed	(3,300,000)	(1,200,000)[1]	—	(450,000)	(90,000)	(25,004)
Shares outstanding, end of year	14,900,000	14,200,000 [1]	2,900,000	1,350,000	355,000	415,000
[1]	Shares were adjusted to reflect a 2:1 stock split effective June 9, 2021.

See Notes to Financial Statements.

WisdomTree Trust	91

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree India Earnings Fund (consolidated)		WisdomTree India ex-State-Owned Enterprises Fund		WisdomTree New Economy Real Estate Fund

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$9,368,356	$9,762,244	$22,223	$6,395	$684,800	$2,675,619

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	32,625,578	92,498,238	(104,225)	(55,786)	(9,384,893)	521,832

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(121,598,313)	34,978,873	(822,407)	668,560	(4,613,008)	(6,993,362)

Net increase from payment by affiliate	—	3,791	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(79,604,379)	137,243,146	(904,409)	619,169	(13,313,101)	(3,795,911)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(40,595,106)	(12,894,200)	(109,258)	(1,470)	(420,750)	(3,373,023)

Tax return of capital	—	—	(14,742)	—	—	—
Total distributions to shareholders	(40,595,106)	(12,894,200)	(124,000)	(1,470)	(420,750)	(3,373,023)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	117,541,739	82,707,196	—	1,809,189	—	1,325,684

Cost of shares redeemed	(104,949,767)	(101,040,011)	—	—	(15,454,996)	(2,653,067)
Net increase (decrease) in net assets resulting from capital share transactions	12,591,972	(18,332,815)	—	1,809,189	(15,454,996)	(1,327,383)
Net Increase (Decrease) in Net Assets	(107,607,513)	106,016,131	(1,028,409)	2,426,888	(29,188,847)	(8,860,317)
NET ASSETS:

Beginning of year	$893,841,413	$787,825,282	$6,976,352	$4,549,464	$54,850,317	$63,710,634

End of year	$786,233,900	$893,841,413	$5,947,943	$6,976,352	$25,661,470	$54,850,317
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	24,600,000	25,200,000	200,000	150,000	2,350,000	2,400,000

Shares created	3,600,000	2,200,000	—	50,000	—	50,000

Shares redeemed	(3,200,000)	(2,800,000)	—	—	(850,000)	(100,000)
Shares outstanding, end of year	25,000,000	24,600,000	200,000	200,000	1,500,000	2,350,000

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree China ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of year	$40.89	$64.41	$38.44	$38.84	$43.62
Investment operations:

Net investment income[2]	0.36	0.60	0.23	0.39	0.49

Net realized and unrealized gain (loss)	(5.94)	(23.54)	26.10	(0.39)	(4.82)
Total from investment operations	(5.58)	(22.94)	26.33	0.00[3]	(4.33)
Dividends and distributions to shareholders:

Net investment income	(0.38)	(0.58)	(0.35)	(0.40)	(0.45)

Tax return of capital	—	—	(0.01)	—	(0.00)[3]
Total dividends and distributions to shareholders	(0.38)	(0.58)	(0.36)	(0.40)	(0.45)
Net asset value, end of year	$34.93	$40.89	$64.41	$38.44	$38.84

TOTAL RETURN[4]	(13.72)%	(35.81)%	68.71%	0.07%	(9.91)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$737,988	$835,280	$914,692	$188,351	$143,699

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%	0.32%	0.32%[5]	0.32%[6]	0.32%[6]

Expenses, prior to expense waivers	0.32%	0.32%	0.38%	0.63%	0.63%

Net investment income	0.99%	1.10%	0.37%	1.03%	1.31%
Portfolio turnover rate[7]	39%	36%	20%	22%	35%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$33.10	$40.31	$24.40	$28.79	$31.99
Investment operations:

Net investment income[2]	0.56	0.62	0.41	0.62	0.42

Net realized and unrealized gain (loss)	(5.27)	(7.28)	15.91	(4.38)	(3.20)

Net increase from payment by affiliate	—	0.00[3]	0.00[3]	—	0.00[3]
Total from investment operations	(4.71)	(6.66)	16.32	(3.76)	(2.78)
Dividends to shareholders:

Net investment income	(0.60)	(0.55)	(0.41)	(0.63)	(0.42)
Net asset value, end of year	$27.79	$33.10	$40.31	$24.40	$28.79

TOTAL RETURN[4]	(14.20)%	(16.70)%[8]	67.18%[9]	(13.36)%	(8.64)%[9]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,170,527	$3,319,866	$4,719,936	$809,991	$305,184

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%	0.32%	0.32%[5]	0.32%[6]	0.32%[6]

Expenses, prior to expense waivers	0.32%	0.32%	0.37%	0.58%	0.58%

Net investment income	1.97%	1.62%	1.11%	2.14%	1.51%
Portfolio turnover rate[7]	28%	18%	34%	19%	24%
[1]	Shares were adjusted to reflect a 2:1 stock split effective October 16, 2020.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[6]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[7]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[9]	Includes a reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	93

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$43.98	$44.27	$32.45	$43.72	$47.35
Investment operations:

Net investment income[1]	2.81	2.75	1.76	2.10	1.84

Net realized and unrealized gain (loss)	(6.21)	(0.30)	11.93	(11.25)	(3.57)
Total from investment operations	(3.40)	2.45	13.69	(9.15)	(1.73)
Dividends to shareholders:

Net investment income	(2.80)	(2.74)	(1.87)	(2.12)	(1.90)
Net asset value, end of year	$37.78	$43.98	$44.27	$32.45	$43.72

TOTAL RETURN[2]	(6.97)%	5.65%	43.37%	(22.06)%	(3.51)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,145,840	$2,119,845	$1,916,702	$1,638,935	$2,173,006

Ratios to average net assets[3] of:

Expenses[4]	0.63%[5]	0.64%[6]	0.63%	0.63%	0.63%

Net investment income	7.53%	6.16%	4.58%	4.91%	4.23%
Portfolio turnover rate[7]	43%	53%	62%	41%	44%

WisdomTree Emerging Markets Multifactor Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$23.66	$25.81	$17.75	$23.61	$24.68
Investment operations:

Net investment income[1]	0.90	1.01	0.56	0.73	0.29

Net realized and unrealized gain (loss)	(2.30)	(2.44)	7.90	(5.91)	(1.16)
Total from investment operations	(1.40)	(1.43)	8.46	(5.18)	(0.87)
Dividends to shareholders:

Net investment income	(0.71)	(0.72)	(0.40)	(0.68)	(0.20)
Net asset value, end of period	$21.55	$23.66	$25.81	$17.75	$23.61

TOTAL RETURN[2]	(5.74)%	(5.72)%	48.12%	(22.44)%	(3.52)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,155	$2,366	$5,162	$7,102	$18,886

Ratios to average net assets of:

Expenses	0.48%	0.48%[3,4]	0.48%[3,4]	0.48%	0.48%[4,8]

Net investment income	4.21%	3.91%[3]	2.51%[3]	3.24%	1.97%[8]
Portfolio turnover rate[7]	123%	115%	125%	166%	133%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.63%.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Annualized.

See Notes to Financial Statements.

94	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$26.27	$29.51	$19.43	$24.71	$26.94
Investment operations:

Net investment income[1]	0.80	0.83	0.61	0.66	0.71

Net realized and unrealized gain (loss)	(3.69)	(3.28)	10.08	(5.32)	(2.30)
Total from investment operations	(2.89)	(2.45)	10.69	(4.66)	(1.59)
Dividends to shareholders:

Net investment income	(0.90)	(0.79)	(0.61)	(0.62)	(0.64)
Net asset value, end of year	$22.48	$26.27	$29.51	$19.43	$24.71

TOTAL RETURN[2]	(10.75)%	(8.48)%	55.66%	(19.30)%	(5.79)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$87,681	$86,705	$94,431	$69,936	$69,189

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%	0.32%	0.32%[3]	0.32%[4]	0.32%[4]

Expenses, prior to expense waivers	0.32%	0.32%	0.42%	0.63%	0.63%

Net investment income	3.61%	2.89%	2.38%	2.74%	2.93%
Portfolio turnover rate[5]	40%	42%	57%	55%	81%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$53.44	$50.79	$32.98	$47.03	$53.47
Investment operations:

Net investment income[1]	2.25	1.99	1.58	1.82	1.79

Net realized and unrealized gain (loss)	(7.65)	2.80	18.04	(14.02)	(6.35)
Total from investment operations	(5.40)	4.79	19.62	(12.20)	(4.56)
Dividends to shareholders:

Net investment income	(2.32)	(2.14)	(1.81)	(1.85)	(1.88)
Net asset value, end of year	$45.72	$53.44	$50.79	$32.98	$47.03

TOTAL RETURN[2]	(9.76)%	9.48%	60.63%	(26.95)%	(8.40)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,688,439	$2,575,592	$1,935,213	$1,216,850	$1,424,969

Ratios to average net assets[6] of:

Expenses[7]	0.58%	0.61%[8,9]	0.63%	0.63%	0.63%

Net investment income	4.96%	3.75%	3.65%	4.05%	3.81%
Portfolio turnover rate[5]	53%	45%	59%	47%	40%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[4]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[5]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Prior to September 1, 2021, the Fund’s annual advisory fee rate was 0.63% and, thereafter, was reduced to 0.58% per annum.

[9]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.60%.

See Notes to Financial Statements.

WisdomTree Trust	95

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of year	$39.95	$38.60	$26.57	$27.80	$29.52
Investment operations:

Net investment income[2]	1.38	1.01	0.80	0.80	0.58

Net realized and unrealized gain (loss)	(4.62)	1.15	11.94	(1.31)	(1.67)
Total from investment operations	(3.24)	2.16	12.74	(0.51)	(1.09)
Dividends to shareholders:

Net investment income	(1.34)	(0.81)	(0.71)	(0.72)	(0.63)
Net asset value, end of year	$35.37	$39.95	$38.60	$26.57	$27.80

TOTAL RETURN[3]	(7.53)%	5.57%	48.25%	(2.01)%	(3.65)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$526,997	$567,239	$355,130	$95,661	$72,280

Ratios to average net assets[4] of:

Expenses	0.43%[5,6]	0.54%[6,7,8]	0.58%	0.58%[6]	0.58%[6]

Net investment income	4.16%	2.44%	2.29%	2.68%	2.11%
Portfolio turnover rate[9]	67%	59%	56%	56%	60%

WisdomTree Global High Dividend Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$51.03	$46.89	$34.33	$46.11	$46.38
Investment operations:

Net investment income[2]	1.91	1.95	1.63	1.78	1.77

Net realized and unrealized gain (loss)	(4.21)	4.02	12.62	(11.79)	(0.18)
Total from investment operations	(2.30)	5.97	14.25	(10.01)	1.59
Dividends to shareholders:

Net investment income	(1.87)	(1.83)	(1.69)	(1.77)	(1.86)
Net asset value, end of year	$46.86	$51.03	$46.89	$34.33	$46.11

TOTAL RETURN[3]	(4.28)%	12.96%	42.38%	(22.46)%	3.59%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$135,908	$68,889	$65,641	$66,952	$92,227

Ratios to average net assets[4] of:

Expenses[6]	0.58%[8]	0.58%[8]	0.58%	0.58%	0.58%

Net investment income	4.09%	3.98%	4.05%	3.88%	3.86%
Portfolio turnover rate[9]	45%	39%	48%	32%	19%
[1]	Per share amounts were adjusted to reflect a 2:1 stock split effective June 9, 2021.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Prior to January 1, 2022, the Fund’s annual advisory fee rate was 0.58% and, thereafter, was reduced to 0.42% per annum.

[8]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[9]

Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

96	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Growth Leaders Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021[1]	For the Period May 22, 2019* through March 31, 2020
Net asset value, beginning of period	$37.00	$44.34	$23.34	$24.80
Investment operations:

Net investment income[2]	0.05	0.01	0.03	0.06

Net realized and unrealized gain (loss)	(7.75)	(7.34)	21.02	(1.44)
Total from investment operations	(7.70)	(7.33)	21.05	(1.38)
Dividends to shareholders:

Net investment income	(0.04)	(0.01)	(0.05)	(0.08)
Net asset value, end of period	$29.26	$37.00	$44.34	$23.34

TOTAL RETURN[3]	(20.79)%	(16.53)%	90.18%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$10,386	$15,356	$14,410	$1,751

Ratios to average net assets of:

Expenses	0.20%	0.20%	0.24%[4]	0.45%[5]

Net investment income	0.17%	0.02%	0.08%	0.27%[5]
Portfolio turnover rate[6]	27%	52%	40%	9%

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$36.34	$31.26	$16.19	$26.26	$25.88
Investment operations:

Net investment income[2]	0.41	0.38	0.16	0.30	0.28

Net realized and unrealized gain (loss)	(3.45)	5.20	15.16	(10.18)	0.45

Net increase from payment by affiliate	—	0.00 [7]	—	—	—
Total from investment operations	(3.04)	5.58	15.32	(9.88)	0.73
Dividends and distributions to shareholders:

Net investment income	(1.85)	(0.50)	(0.25)	(0.19)	(0.34)

Tax return of capital	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.85)	(0.50)	(0.25)	(0.19)	(0.35)
Net asset value, end of year	$31.45	$36.34	$31.26	$16.19	$26.26

TOTAL RETURN[3]	(8.05)%	17.85%[8]	95.10%	(37.84)%	2.89%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$786,234	$893,841	$787,825	$563,317	$1,323,424

Ratios to average net assets of:

Expenses	0.85%[9,10,11]	0.84%[9,10,12]	0.84%[9,10,12]	0.84%[9,10,12]	0.85%[12]

Net investment income	1.25%[9]	1.07%[9]	0.67%[9]	1.22%[9]	1.14%
Portfolio turnover rate[6]	51%	30%	23%	32%	37%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]

The information reflects the investment objective and strategy of the WisdomTree Modern Tech Platforms Fund through July 31, 2020 and the investment objective and strategy of the WisdomTree Growth Leaders Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree India Earnings Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Prior to August 1, 2020, the Fund’s net expense ratio was 0.45% and, thereafter, was reduced to 0.20% per annum.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than $0.005.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

[9]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[10]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[11]	Includes interest expense of 0.02% for the fiscal year.

[12]	Includes interest expense of 0.01% for the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust	97

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Period April 4, 2019* through March 31, 2020
Net asset value, beginning of period	$34.88	$30.33	$17.64	$24.67
Investment operations:

Net investment income[1]	0.11	0.04	0.05	0.19

Net realized and unrealized gain (loss)	(4.63)	4.52	12.69	(7.22)
Total from investment operations	(4.52)	4.56	12.74	(7.03)
Dividends and distributions to shareholders:

Net investment income	(0.55)	(0.01)	(0.05)	—

Tax return of capital	(0.07)	—	—	—
Total dividends and distributions to shareholders	(0.62)	(0.01)	(0.05)	—
Net asset value, end of period	$29.74	$34.88	$30.33	$17.64

TOTAL RETURN[2]	(12.97)%	15.04%	72.25%	(28.50)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$5,948	$6,976	$4,549	$882

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%[3]

Net investment income	0.35%	0.11%	0.20%	0.80%[3]
Portfolio turnover rate[4]	16%	15%	36%	82%

WisdomTree New Economy Real Estate Fund	For the Year Ended March 31, 2023[5]	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of year	$23.34	$26.55	$22.11	$32.15	$32.04
Investment operations:

Net investment income[1]	0.35	1.14	0.89	1.13	1.12

Net realized and unrealized gain (loss)	(6.37)	(2.74)	4.35	(8.79)	0.24
Total from investment operations	(6.02)	(1.60)	5.24	(7.66)	1.36
Dividends to shareholders:

Net investment income	(0.21)	(1.61)	(0.80)	(2.38)	(1.25)
Net asset value, end of year	$17.11	$23.34	$26.55	$22.11	$32.15

TOTAL RETURN[2]	(25.82)%	(6.45)%	23.92%	(25.74)%	4.51%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$25,661	$54,850	$63,711	$80,703	$114,146

Ratios to average net assets of:

Expenses	0.59%[6]	0.59%[6]	0.58%	0.58%[7]	0.58%[7]

Net investment income	1.90%	4.48%	3.59%	3.75%[7]	3.72%[7]
Portfolio turnover rate[4]	165%[5]	7%	39%	21%	17%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

The information reflects the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund through April 20, 2022 and the investment objective and strategy of the WisdomTree New Economy Real Estate Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

98	WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree Growth Leaders Fund (“Growth Leaders Fund”)	May 22, 2019
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree India ex-State-Owned Enterprises Fund (“India ex-State-Owned Enterprises Fund”)	April 4, 2019
WisdomTree New Economy Real Estate Fund (“New Economy Real Estate Fund”) (formerly, WisdomTree Global ex-U.S. Real Estate Fund)	June 5, 2007

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission.

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund (including the Portfolio) and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The India Earnings Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

WisdomTree Trust	99

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

100	WisdomTree Trust

Notes to Financial Statements (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal year ended March 31, 2023 and open positions in such derivatives as of March 31, 2023 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. Any collateral posted (or received) with respect to the derivative positions would be used to offset or reduce the payment due to (or due from) a counterparty in the event of default. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2023, if any, is reflected as a footnote within each Fund’s Schedule of Investments. The Funds’ maximum credit risk exposure to derivatives agreements would be the total value of derivatives disclosed in the table included in Note 2 — Master Netting Arrangements under the column entitled “Assets: Net Amount”.

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As of March 31, 2023, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
China ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$3	Unrealized depreciation on foreign currency contracts	$—
Emerging Markets High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	40	Unrealized depreciation on foreign currency contracts	—
Emerging Markets Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	926	Unrealized depreciation on foreign currency contracts	15,800
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	152
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	2,183	Unrealized depreciation on foreign currency contracts	9
New Economy Real Estate Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	4	Unrealized depreciation on foreign currency contracts	29

For the fiscal year ended March 31, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
China ex-State-Owned Enterprises Fund
Foreign currency risk	$(1,674,715)	$673
Emerging Markets ex-State-Owned Enterprises Fund
Equity risk	(230,010)	—
Foreign currency risk	3,817,448	—
Emerging Markets High Dividend Fund
Equity risk	(167,745)	—
Foreign currency risk	164,358	40
Emerging Markets Multifactor Fund
Foreign currency risk	67,531	(12,297)
Emerging Markets Quality Dividend Growth Fund
Equity risk	(4,971)	—
Foreign currency risk	10,000	(152)
Emerging Markets SmallCap Dividend Fund
Equity risk	(225,780)	—
Foreign currency risk	(2,626,899)	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	267,655	3,568
Global High Dividend Fund
Foreign currency risk	(3,205)	—
Growth Leaders Fund
Foreign currency risk	(4,858)	—
India Earnings Fund (consolidated)
Equity risk	(71,515)	—
Foreign currency risk	(372,703)	—

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Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
India ex-State-Owned Enterprises Fund
Equity risk	$11,322	$—
Foreign currency risk	(702)	—
New Economy Real Estate Fund
Foreign currency risk	234,029	(79)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Equity risk	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the fiscal year ended March 31, 2023, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
China ex-State-Owned Enterprises Fund
Foreign currency risk	$697,387	$224,796	$—
Emerging Markets ex-State-Owned Enterprises Fund
Equity risk[1]	—	—	7,153,535
Foreign currency risk	902,627	3,863,576	—
Emerging Markets High Dividend Fund
Equity risk[1]	—	—	4,952,688
Foreign currency risk	287,595	1,686,850	—
Emerging Markets Multifactor Fund
Foreign currency risk	824,179	1,904,216	—
Emerging Markets Quality Dividend Growth Fund
Equity risk[1]	—	—	156,093
Foreign currency risk	62,097	30,636	—
Emerging Markets SmallCap Dividend Fund
Equity risk[1]	—	—	5,749,130
Foreign currency risk	660,852	748,525	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	686,233	132,066	—
Global High Dividend Fund
Foreign currency risk	51,900	5,212	—
Growth Leaders Fund
Foreign currency risk[1]	5,450	32,704	–
India Earnings Fund (consolidated)
Equity risk[1]	—	—	7,132,560
Foreign currency risk[1]	11,341,842	539,795	–
India ex-State-Owned Enterprises Fund
Equity risk[1]	–	–	72,785
Foreign currency risk[1]	17,703	5,779	–
New Economy Real Estate Fund
Foreign currency risk	13,297	2,508	–
[1]	The volume of derivatives for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined, at the fair value of securities to be received. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as

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of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

During the fiscal year ended March 31, 2023, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were made into restricted foreign cash accounts held by the Funds’ custodian on behalf of the Emerging Markets ex-State-Owned Enterprises Fund, Emerging Markets High Dividend Fund, Emerging Markets Multifactor Fund, Emerging Markets Quality Dividend Growth Fund, Global ex-U.S. Quality Dividend Growth Fund, and Global High Dividend Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected in the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of March 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of March 31, 2023, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio are subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and eligible for a presumed foreign tax credit of 80% of the Mauritian tax on the respective foreign income which effectively limits the maximum income tax payable to an effective rate of 3%. The Mauritius income tax is paid by WTAM (out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required. Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on capital gains arising on the disposal of shares of an Indian company. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal. Further, Indian tax laws have introduced certain General Anti-Avoidance Rules (“GAAR”) applicable to financial years beginning on or after April 1, 2017 (i.e., investments made into India on or after April 1, 2017). GAAR is applied if the “main purpose” of the arrangement is to obtain a tax benefit. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if any tax benefit is claimed by the Portfolio. Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

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Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM. Interest expense associated with a short-term loan from a U.S. bank that is incurred in connection with the execution of portfolio rebalancing trades is not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Emerging Markets Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal year ended March 31, 2023, the Funds, except for the Emerging Markets Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in emerging market equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

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Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Emerging Markets ex-State-Owned Enterprises Fund, Emerging Markets High Dividend Fund, Emerging Markets Quality Dividend Growth Fund, Emerging Markets SmallCap Dividend Fund, India Earnings Fund and India ex-State-Owned Enterprises Fund each utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with its investment objective during each Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. Prior to August 19, 2022, when a Fund purchased or sold a futures contract, the Fund was required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund would segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, would “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This functioned as a practical limit on the amount of leverage which a Fund could undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Effective August 19, 2022, the Funds have adopted a derivatives risk management program to manage the Funds’ derivatives risk. Please see Note 8 “Recent Regulatory Update” for information on new regulations governing the use of derivatives by the Funds.

As of March 31, 2023, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some

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or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2023, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
China ex-State-Owned Enterprises Fund
Securities Lending	$29,912,968	$—	$(29,912,968)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	3	—	—	3	—	—	—	—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	140,454,471	—	(140,454,471)[1]	—	—	—	—	—

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	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Emerging Markets High Dividend Fund
Securities Lending	$252,846,236	$—	$(252,846,236)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	40	—	—	40	—	—	—	—
Emerging Markets Multifactor Fund
Securities Lending	83,155	—	(83,155)[1]	—	—	—	—	—
Foreign Currency Contracts	926	(926)	—	—	15,800	(926)	—	14,874
Emerging Markets Quality Dividend Growth Fund
Securities Lending	2,839,145	—	(2,839,145)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	152	—	—	152
Emerging Markets SmallCap Dividend Fund
Securities Lending	522,562,240	—	(522,562,240)[1]	—	—	—	—	—
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	27,629,610	—	(27,629,610)[1]	—	—	—	—	—
Foreign Currency Contracts	2,183	—	—	2,183	9	—	—	9
Global High Dividend Fund
Securities Lending	9,655,572	—	(9,655,572)[1]	—	—	—	—	—
Growth Leaders Fund
Securities Lending	268,834	—	(268,834)[1]	—	—	—	—	—
New Economy Real Estate Fund
Securities Lending	1,865,404	—	(1,865,404)[1]	—	—	—	—	—
Foreign Currency Contracts	4	—	—	4	29	—	—	29
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Emerging Market Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental

108	WisdomTree Trust

Notes to Financial Statements (continued)

distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Additionally, the Portfolio is also advised by WTAM and is sub-advised by Mellon. Mellon is compensated by WTAM at no additional cost to the Funds or the Portfolio. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets and, with respect to the India Earnings Fund, based on the average daily net assets of the India Earnings Fund and the Portfolio on a consolidated basis, as shown in the following table:

Fund	Advisory Fee Rate
China ex-State-Owned Enterprises Fund	0.32%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets SmallCap Dividend Fund	0.58%
Global ex-U.S. Quality Dividend Growth Fund	0.42%
Global High Dividend Fund	0.58%
Growth Leaders Fund	0.20%
India Earnings Fund (consolidated)	0.83%
India ex-State-Owned Enterprises Fund	0.58%
New Economy Real Estate Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives its advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WisdomTree Trust	109

Notes to Financial Statements (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2023, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At March 31, 2023		For the Fiscal Year Ended March 31, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets ex-State-Owned Enterprises Fund	1,176	$32,740	$664
Emerging Markets High Dividend Fund	204	7,723	549
Emerging Markets Quality Dividend Growth Fund	311	7,035	286
Emerging Markets SmallCap Dividend Fund	461	21,109	1,006
Global ex-U.S. Quality Dividend Growth Fund	153	5,427	204
Growth Leaders Fund	143	4,181	5

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2023, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. The India Earnings Fund and India ex-State-Owned Enterprises Fund issue and redeem shares on a cash basis only as certain securities markets in which these Funds invest do not permit in-kind transfers of securities. APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
China ex-State-Owned Enterprises Fund	$436,753,348	$309,324,549	$13,308,340	$87,423,255
Emerging Markets ex-State-Owned Enterprises Fund	678,972,939	1,074,568,906	6,036,312	235,837,073
Emerging Markets High Dividend Fund	1,101,347,023	804,508,254	66,131,525	37,360,020
Emerging Markets Multifactor Fund	2,720,089	2,635,602	—	—
Emerging Markets Quality Dividend Growth Fund	43,078,788	30,716,540	2,750,030	2,545,211
Emerging Markets SmallCap Dividend Fund	1,638,516,920	1,283,601,773	120,070,069	—
Global ex-U.S. Quality Dividend Growth Fund	324,129,149	304,919,214	95,872,826	85,651,874
Global High Dividend Fund	55,166,550	46,924,935	62,201,315	—
Growth Leaders Fund	2,849,211	2,818,194	790,490	2,339,545
India Earnings Fund (consolidated)	391,400,927	422,477,547	—	—
India ex-State-Owned Enterprises Fund	1,046,152	1,155,019	—	—
New Economy Real Estate Fund	61,656,996	59,734,710	—	16,552,451

110	WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2023, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
China ex-State-Owned Enterprises Fund	$959,249,427	$42,102,013	$(254,222,974)	$(212,120,961)	$3	$—	$3	$(212,120,958)
Emerging Markets ex-State-Owned Enterprises Fund	2,348,218,308	320,954,821	(458,565,599)	(137,610,778)	—	—	—	(137,610,778)
Emerging Markets High Dividend Fund	2,153,710,100	271,297,475	(272,204,802)	(907,327)	40	—	40	(907,287)
Emerging Markets Multifactor Fund	2,194,105	208,940	(191,659)	17,281	—	(4,666)	(4,666)	12,615
Emerging Markets Quality Dividend Growth Fund	82,451,361	14,256,667	(7,139,000)	7,117,667	—	(152)	(152)	7,117,515
Emerging Markets SmallCap Dividend Fund	2,501,643,333	422,515,444	(162,415,599)	260,099,845	—	—	—	260,099,845
Global ex-U.S. Quality Dividend Growth Fund	501,635,634	78,668,101	(36,925,098)	41,743,003	2,183	(9)	2,174	41,745,177
Global High Dividend Fund	133,003,412	13,908,537	(5,133,297)	8,775,240	—	—	—	8,775,240
Growth Leaders Fund	14,225,721	752,208	(4,550,299)	(3,798,091)	—	—	—	(3,798,091)
India Earnings Fund (consolidated)	535,204,041	286,027,375	(20,232,775)	265,794,600	—	—	—	265,794,600
India ex-State Owned Enterprises Fund	5,316,657	969,590	(246,097)	723,493	—	—	—	723,493
New Economy Real Estate Fund	31,946,048	340,326	(5,879,257)	(5,538,931)	15	(40)	(25)	(5,538,956)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At March 31, 2023, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Loss)
China ex-State-Owned Enterprises Fund	$245,382	$(372,633,555)	$(212,120,961)	$(86,998)	$(584,596,132)
Emerging Markets ex-State-Owned Enterprises Fund	3,545,572	(684,530,835)	(137,610,778)	(3,108,486)	(821,704,527)
Emerging Markets High Dividend Fund	1,887,388	(1,605,711,692)	(907,327)	(560,576)	(1,605,292,207)
Emerging Markets Multifactor Fund	5,050	(1,254,907)	17,281	(4,964)	(1,237,540)
Emerging Markets Quality Dividend Growth Fund	173,981	(26,764,125)	7,117,667	(226,829)	(19,699,306)
Emerging Markets SmallCap Dividend Fund	11,967,197	(713,758,798)	260,099,845	(261,988)	(441,953,744)
Global ex-U.S. Quality Dividend Growth Fund	982,829	(104,004,573)	41,743,003	42,475	(61,236,266)
Global High Dividend Fund	254,393	(22,290,608)	8,775,240	(3,623)	(13,264,598)
Growth Leaders Fund	4,662	(1,683,939)	(3,798,091)	—	(5,477,368)
India Earnings Fund (consolidated)	—	(39,949,080)	265,794,600	(18,701,390)	207,144,130
India ex-State-Owned Enterprises Fund	—	(270,638)	723,493	(99,852)	353,003
New Economy Real Estate Fund	134,163	(43,966,488)	(5,538,931)	906	(49,370,350)

WisdomTree Trust	111

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2023 and March 31, 2022, was as follows:

	Year Ended March 31, 2023		Year Ended March 31, 2022

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*
China ex-State-Owned Enterprises Fund	$8,628,659	$—	$10,485,930
Emerging Markets ex-State-Owned Enterprises Fund	52,252,500	—	62,418,244
Emerging Markets High Dividend Fund	137,420,525	—	121,113,777
Emerging Markets Multifactor Fund	70,527	—	134,000
Emerging Markets Quality Dividend Growth Fund	3,003,000	—	2,582,002
Emerging Markets SmallCap Dividend Fund	121,656,900	—	91,424,730
Global ex-U.S. Quality Dividend Growth Fund	18,475,318	—	9,420,001
Global High Dividend Fund	4,296,367	—	2,682,732
Growth Leaders Fund	14,235	—	5,287
India Earnings Fund (consolidated)	40,595,106	—	12,894,200
India ex-State-Owned Enterprises Fund	109,258	14,742	1,470
New Economy Real Estate Fund	420,750	—	3,737,023
*	Includes short-term capital gains, if any.

At March 31, 2023, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
China ex-State-Owned Enterprises Fund	$169,315,173	$203,318,382	$372,633,555
Emerging Markets ex-State-Owned Enterprises Fund	273,151,577	411,379,258	684,530,835
Emerging Markets High Dividend Fund	513,864,188	1,091,847,504	1,605,711,692
Emerging Markets Multifactor Fund	1,244,176	10,731	1,254,907
Emerging Markets Quality Dividend Growth Fund	14,243,144	12,520,981	26,764,125
Emerging Markets SmallCap Dividend Fund	436,920,493	276,838,305	713,758,798
Global ex-U.S. Quality Dividend Growth Fund	98,694,527	5,310,046	104,004,573
Global High Dividend Fund	6,550,488	15,740,120	22,290,608
Growth Leaders Fund	1,284,354	399,585	1,683,939
India Earnings Fund (consolidated)	39,949,080	—	39,949,080
India ex-State-Owned Enterprises Fund	134,147	136,491	270,638
New Economy Real Estate Fund	9,536,913	34,429,575	43,966,488

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At March 31, 2023, the Funds did not have any post-October capital losses or late year ordinary losses to defer.

112	WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2023, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
China ex-State-Owned Enterprises Fund	$—
Emerging Markets ex-State-Owned Enterprises Fund	—
Emerging Markets High Dividend Fund	—
Emerging Markets Multifactor Fund	—
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	—
Global High Dividend Fund	—
Growth Leaders Fund	—
India Earnings Fund (consolidated)	2,206,366
India ex-State-Owned Enterprises Fund	—
New Economy Real Estate Fund	—

At March 31, 2023, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
China ex-State-Owned Enterprises Fund	$(9,660,432)	$9,660,432
Emerging Markets ex-State-Owned Enterprises Fund	(16,017,123)	16,017,123
Emerging Markets High Dividend Fund	687,752	(687,752)
Emerging Markets Multifactor Fund	—	—
Emerging Markets Quality Dividend Growth Fund	(398,735)	398,735
Emerging Markets SmallCap Dividend Fund	—	—
Global ex-U.S. Quality Dividend Growth Fund	(10,366,809)	10,366,809
Global High Dividend Fund	(914)	914
Growth Leaders Fund	504,882	(504,882)
India Earnings Fund (consolidated)	1,722,790	(1,722,790)
India ex-State-Owned Enterprises Fund	25,890	(25,890)
New Economy Real Estate Fund	1,254,421	(1,254,421)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended March 31, 2023, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2023, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic

WisdomTree Trust	113

Notes to Financial Statements (continued)

tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year ended March 31, 2023, the ECJ tax reclaims received by the Funds did not exceed the foreign withholding taxes of the respective Funds.

7. DEMAND NOTE

On September 16, 2022, the India Earnings Fund entered into a demand note agreement with Bank of America, N.A. which allowed the India Earnings Fund to borrow up to $250,000,000 with a final maturity date of September 29, 2022. During the period from September 16, 2022 through September 20, 2022, the India Earnings Fund had an average outstanding demand note balance of $169,240,000 and a weighted average interest rate of 5.26% per annum. On September 21, 2022, the India Earnings Fund fully repaid amounts borrowed under the demand note and interest expense related to the demand note was $122,039.

8. RECENT REGULATORY UPDATE

Effective August 19, 2022, the Funds have adopted policies and procedures to comply with new regulations issued by the SEC governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by the Funds prior to August 19, 2022 to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Rule 18f-4 has not had a material impact on the Funds’ financial statements.

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, testing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.

9. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM has evaluated ASU 2022-03 and determined that the adoption of ASU 2022-03 will not have a significant impact on the Trust’s financial statements and related disclosures.

10. ADDITIONAL INFORMATION

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury good imports from Russia.

114	WisdomTree Trust

Notes to Financial Statements (concluded)

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

*    *    *    *    *    *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

WisdomTree Trust	115

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global High Dividend Fund, WisdomTree Growth Leaders Fund, WisdomTree India Earnings Fund, WisdomTree India ex-State-Owned Enterprises Fund, WisdomTree New Economy Real Estate Fund (formerly, WisdomTree Global ex-U.S. Real Estate Fund) and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated as it relates to WisdomTree India Earnings Fund) of WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global High Dividend Fund, WisdomTree Growth Leaders Fund, WisdomTree India Earnings Fund, WisdomTree India ex-State-Owned Enterprises Fund, WisdomTree New Economy Real Estate Fund (formerly, WisdomTree Global ex-U.S. Real Estate Fund), (twelve of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments (consolidated as it relates to WisdomTree India Earnings Fund), as of March 31, 2023, and the related statements of operations and changes in net assets (consolidated as it relates to WisdomTree India Earnings Fund), and the financial highlights (consolidated as it relates to WisdomTree India Earnings Fund) for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated as it relates to WisdomTree India Earnings Fund) of each of the Funds (twelve of the funds constituting WisdomTree Trust) at March 31, 2023, and the results of their operations (consolidated as it relates to WisdomTree India Earnings Fund), changes in net assets (consolidated as it relates to WisdomTree India Earnings Fund) and financial highlights (consolidated as it relates to WisdomTree India Earnings Fund) for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WlsdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree China ex-State-Owned Enterprises Fund

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

WisdomTree Emerging Markets High Dividend Fund

WisdomTree Emerging Markets Quality Dividend Growth Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

WisdomTree Global High Dividend Fund

WisdomTree India Earnings Fund

WisdomTree New Economy Real Estate Fund (formerly, WisdomTree Global ex-U.S. Real Estate Fund)

	For the year ended March 31, 2023	For each of the two years in the period ended March 31, 2023	For each of the five years in the period ended March 31, 2023
WisdomTree Emerging Markets Multifactor Fund	For the year ended March 31, 2023	For each of the two years in the period ended March 31, 2023	For each of the four years in the period ended March 31, 2023 and the period from August 10, 2018 (commencement of operations) through March 31, 2019
WisdomTree Growth Leaders Fund	For the year ended March 31, 2023	For each of the two years in the period ended March 31, 2023	For each of the three years in the period ended March 31, 2023 and the period from May 22, 2019 (commencement of operations) through March 31, 2020
WisdomTree India ex-State-Owned Enterprises Fund	For the year ended March 31, 2023	For each of the two years in the period ended March 31, 2023	For each of the three years in the period ended March 31, 2023 and the period from April 4, 2019 (commencement of operations) through March 31, 2020

116	WisdomTree Trust

Report of Independent Registered Public Accounting Firm (concluded)

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 30, 2023

WisdomTree Trust	117

Liquidity Risk Management Program (unaudited)

The Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

118	WisdomTree Trust

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005- present; President, 2005-present	Chief Executive Officer, WisdomTree and WisdomTree Asset Management since 2005; President, WisdomTree and WisdomTree Asset Management from 2012 to 2019.	80	Director, WisdomTree and WisdomTree Asset Management.

Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	80	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	80	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	80	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	80	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	80	None

WisdomTree Trust	119

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Officers of the Trust

Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree and WisdomTree Asset Management since 2005; President, WisdomTree and WisdomTree Asset Management from 2012 to 2019.	80	See Interested Trustees Table Above.

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, Wisdom Tree Asset Management, 2011 to 2020.	80	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Head of U.S. Compliance, WisdomTree Asset Management since 2022; Chief Compliance Officer WisdomTree Asset Management since 2012.	80	None

Joanne Antico***** (1975)	Chief Legal Officer and Secretary, 2021-present	General Counsel, WisdomTree Asset Management since 2021; Assistant General Counsel, WisdomTree Asset Management 2016 to 2021; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	80	None

TJ Darnowski***** (1984)	Assistant Secretary, 2021-present	Senior Investment Management Paralegal, WisdomTree Asset Management since 2021; Senior Legal Administrator, Ultimus Fund Solutions, 2019-2021; Assistant Vice President, State Street Bank & Trust Company, 2010 to 2019.	80	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	80	None

Angela Borreggine***** (1964)	Assistant Secretary, 2021-present	Assistant General Counsel, WisdomTree Asset Management since 2022; Vice President and Senior Counsel, Virtus Investment Partners, 2021-2022; Director, Senior Counsel, Allianz Global Investors, 2007-2021.	80	None

+	As of March 31, 2023.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Co-Chair of the Governance, Nominating and Compliance Committee.

****	Chair of the Investment Committee.

*****	Elected by and serves at the pleasure of the Board.

120	WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2023, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2024.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2023, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
China ex-State-Owned Enterprises Fund	$5,978,608
Emerging Markets ex-State-Owned Enterprises Fund	26,158,724
Emerging Markets High Dividend Fund	60,621,536
Emerging Markets Multifactor Fund	57,931
Emerging Markets Quality Dividend Growth Fund	1,212,994
Emerging Markets SmallCap Dividend Fund	54,600,538
Global ex-U.S. Quality Dividend Growth Fund	15,166,276
Global High Dividend Fund	3,770,366
Growth Leaders Fund	14,235
India Earnings Fund (consolidated)	18,788,180
India ex-State-Owned Enterprises Fund	67,878
New Economy Real Estate Fund	202,847

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2023. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
China ex-State-Owned Enterprises Fund	$8,065,500	$589,508
Emerging Markets ex-State-Owned Enterprises Fund	54,728,980	11,136,682
Emerging Markets High Dividend Fund	154,436,590	11,242,058
Emerging Markets Multifactor Fund	106,053	13,691
Emerging Markets Quality Dividend Growth Fund	3,095,857	417,070
Emerging Markets SmallCap Dividend Fund	130,419,663	13,829,527
Global ex-U.S. Quality Dividend Growth Fund	20,023,837	1,540,176
Global High Dividend Fund	—	—
Growth Leaders Fund	—	—
India Earnings Fund (consolidated)	13,678,265	12,781,467
India ex-State-Owned Enterprises Fund	37,963	26,864
New Economy Real Estate Fund	—	—

WisdomTree Trust	121

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2023, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
China ex-State-Owned Enterprises Fund	0.98%
Emerging Markets ex-State-Owned Enterprises Fund	0.19%
Emerging Markets High Dividend Fund	0.02%
Emerging Markets Multifactor Fund	0.04%
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	0.04%
Global High Dividend Fund	50.12%
Growth Leaders Fund	100.00%
India Earnings Fund (consolidated)	—
India ex-State-Owned Enterprises Fund	—
New Economy Real Estate Fund	0.54%

122	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

WisdomTree Trust	123

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your

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learn more at

WisdomTree.com/investments

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-7671

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	The code of ethics is attached hereto as exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the registrant’s audit committee is David Chrencik, who is an independent trustee of the registrant, as that term is defined under Item 3(a)(2).

.Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,137,838 for 2023 and $1,062,666 for 2022.

Audit-Related Fees

(b)

The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2023 and $0 for 2022.

Tax Fees

(c)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $582,220 for 2023 and $574,052 for 2022.

All Other Fees

(d)

The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2023 and $0 for 2022.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule-01(c) (7) (A), the registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the registrant’s financial statements. The audit committee also must approve, prior to appointment, the engagement of the principal accountant to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the registrant. The audit committee also must, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the registrant by the auditors for each audit and non-audit service. The audit committee also must consider whether non-audit services provided by the registrant’s principal accountant to the registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the registrant, are compatible with maintaining the auditor’s independence.

(e)(2)	The registrant’s audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $582,220 for 2023 and $574,052 for 2022.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are David Chrencik, Melinda Raso Kirstein and Victor Ugolyn.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: June 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: June 7, 2023

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: June 7, 2023